UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-04878

                         SEI INSTITUTIONAL MANAGED TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                                 101 Federal St.
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2008

                    DATE OF REPORTING PERIOD: MARCH 31, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.


[LOGO]
SEI New ways.
    New answers.(R)

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SEI Institutional Managed Trust

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Semi-Annual Report as of March 31, 2008

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Large Cap Value Fund

Large Cap Growth Fund

Tax-Managed Large Cap Fund

Large Cap Diversified Alpha Fund

S&P 500 Index Fund

Small Cap Value Fund

Small Cap Growth Fund

Tax-Managed Small Cap Fund

Small/Mid Cap Diversified Alpha Fund

Mid-Cap Fund

U.S. Managed Volatility Fund

Global Managed Volatility Fund

Tax-Managed Managed Volatility Fund

Real Estate Fund

Enhanced Income Fund

Core Fixed Income Fund

High Yield Bond Fund

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

TABLE OF CONTENTS

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Schedules of Investments                                                      1
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Statements of Assets and Liabilities                                        178
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Statements of Operations                                                    182
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Statements of Changes in Net Assets                                         186
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Financial Highlights                                                        191
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Notes to Financial Statements                                               195
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Disclosure of Fund Expenses                                                 209
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Board of Trustees Considerations in Approving
   the Advisory and Sub-Advisory Agreements                                 211
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The Trust files its complete schedule of portfolio  holdings with the Securities and Exchange Commission ("Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Trust's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Value Fund
March 31, 2008
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS#:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Financials                                                                22.9%
Short-Term Investments                                                    15.4%
Energy                                                                    13.4%
Industrials                                                                9.5%
Consumer Staples                                                           7.2%
Health Care                                                                7.0%
Consumer Discretionary                                                     6.7%
Telecommunication Services                                                 5.6%
Utilities                                                                  4.5%
Materials                                                                  4.2%
Information Technology                                                     3.4%
U.S. Treasury Obligation                                                   0.2%

# Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK+++ -- 98.0%

CONSUMER DISCRETIONARY -- 7.8%
   Abercrombie & Fitch, Cl A (B)                         42,300   $       3,094
   AnnTaylor Stores*                                      5,500             133
   Apollo Group, Cl A (B)*                               40,900           1,767
   Autoliv (B)                                          131,700           6,611
   AutoNation*                                            2,700              40
   Barnes & Noble                                        94,200           2,887
   Black & Decker (B)                                     1,900             126
   BorgWarner                                            91,100           3,920
   Brinker International                                139,100           2,580
   Brunswick (B)                                        105,100           1,678
   Cablevision Systems, Cl A*                            95,900           2,055
   Carnival                                                 900              36
   CBS, Cl B (B)                                        334,400           7,384
   Centex                                                41,400           1,002
   Clear Channel Communications                           2,900              85
   Comcast, Cl A (B)*                                   271,700           5,255
   Darden Restaurants                                    96,200           3,131
   Dick's Sporting Goods*                                86,000           2,303
   DIRECTV Group*                                       127,700           3,166
   Discovery Holding, Cl A*                              86,000           1,825
   Dollar Tree*                                         110,600           3,051
   Eastman Kodak (B)                                    191,500           3,384
   EW Scripps, Cl A                                       2,700             113
   Expedia*                                              47,700           1,044
   Foot Locker                                            8,800             104
   Ford Motor (B)*                                      379,200           2,169
   Fortune Brands                                        23,300           1,619
   Gannett (B)                                          211,700           6,150
   Gap                                                   12,500             246
   General Motors (B)                                   267,500           5,096
   Genuine Parts                                         12,000             483
   Goodyear Tire & Rubber*                               82,800           2,136
   Harley-Davidson (B)                                   58,000           2,175
   Hasbro (B)                                           360,300          10,052

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Home Depot                                           436,900   $      12,220
   Idearc (B)                                           244,755             891
   Interpublic Group (B)*                               103,400             870
   Jarden (B)*                                           15,800             343
   J.C. Penney*                                          31,500           1,188
   Johnson Controls                                      76,500           2,586
   Jones Apparel Group                                  101,400           1,361
   KB Home (B)                                          138,800           3,433
   Leggett & Platt (B)                                    6,700             102
   Liberty Global, Cl A (B)*                            132,800           4,526
   Liberty Media - Entertainment, Cl A*                 216,800           4,908
   Liberty Media - Interactive, Cl A*                     1,600              26
   Ltd Brands (B)                                        47,700             816
   Macy's                                               371,300           8,562
   Magna International, Cl A*                            51,500           3,716
   Mattel                                               256,000           5,094
   McDonald's                                           348,700          19,447
   Mohawk Industries (B)*                                10,000             716
   New York Times, Cl A (B)                               5,700             108
   Newell Rubbermaid                                     25,400             581
   News, Cl A                                           193,000           3,619
   Nike, Cl B (B)                                        47,100           3,203
   NVR (B)*                                               6,300           3,764
   Pulte Homes (B)                                       10,400             151
   RadioShack                                            12,900             210
   R.H. Donnelley (B)*                                    8,800              45
   Saks*                                                  1,700              21
   Sears Holdings (B)*                                    6,300             643
   Service International                                 38,300             388
   Shaw Communications, Cl B*                           242,200           4,403
   Sherwin-Williams (B)                                  58,400           2,981
   Snap-On                                                8,700             442
   Stanley Works (B)                                     41,697           1,986
   Time Warner                                        1,655,900          23,216
   Time Warner Cable, Cl A*                               5,800             145
   Toll Brothers*                                        21,600             507
   VF                                                    55,400           4,294
   Virgin Media                                          15,000             211
   Walt Disney (B)                                      406,700          12,762
   Washington Post, Cl B                                  1,100             728
   Wendy's International                                 28,200             650
   Whirlpool (B)                                         49,500           4,296
   Wyndham Worldwide                                     36,000             744
                                                                  --------------
                                                                        227,803
                                                                  --------------

CONSUMER STAPLES -- 8.4%
   Alberto-Culver                                         2,800              77
   Altria Group                                         207,600           4,609
   Anheuser-Busch                                        10,800             512
   Archer-Daniels-Midland                                66,100           2,721
   Avon Products                                          7,200             285
   BJ's Wholesale Club (B)*                              14,200             507


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SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008          1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Brown-Forman, Cl B                                    15,400   $       1,020
   Bunge (B)                                             25,100           2,181
   Campbell Soup                                          7,200             244
   Coca-Cola                                            230,200          14,012
   Coca-Cola Enterprises                                219,000           5,300
   Colgate-Palmolive                                     56,600           4,410
   ConAgra Foods                                        579,000          13,867
   Constellation Brands, Cl A (B)*                       81,300           1,437
   Corn Products International                          126,100           4,683
   Costco Wholesale                                      35,500           2,306
   CVS Caremark                                          62,800           2,544
   Del Monte Foods                                      392,400           3,740
   Energizer Holdings (B)*                               11,800           1,068
   General Mills                                        115,400           6,910
   Hershey                                                7,700             290
   HJ Heinz                                              34,900           1,639
   JM Smucker                                            35,900           1,817
   Kellogg (B)                                           96,200           5,056
   Kimberly-Clark                                       124,000           8,004
   Kraft Foods, Cl A                                    203,660           6,316
   Kroger                                               648,500          16,472
   Loews - Carolina Group                                18,200           1,320
   Molson Coors Brewing, Cl B                            29,700           1,561
   Pepsi Bottling Group                                 199,400           6,762
   PepsiAmericas                                         47,700           1,218
   PepsiCo                                               89,300           6,447
   Philip Morris International*                         207,600          10,500
   Procter & Gamble                                     723,000          50,661
   Reynolds American (B)                                167,200           9,870
   Safeway (B)                                          208,227           6,111
   Sara Lee                                             165,600           2,315
   Smithfield Foods (B)*                                 35,400             912
   SUPERVALU (B)                                        217,245           6,513
   SYSCO                                                117,800           3,419
   Tyson Foods, Cl A (B)                                223,600           3,566
   UST (B)                                               35,400           1,930
   Wal-Mart Stores                                      287,100          15,124
   WM Wrigley Jr.                                        73,700           4,631
                                                                  --------------
                                                                        244,887
                                                                  --------------

ENERGY -- 15.6%
   Anadarko Petroleum                                    83,700           5,276
   Apache                                               106,600          12,879
   Baker Hughes                                          31,700           2,171
   Cameron International (B)*                            33,800           1,407
   Chesapeake Energy                                      6,600             305
   Chevron                                            1,065,400          90,943
   Cimarex Energy (B)                                   161,800           8,857
   ConocoPhillips                                       862,893          65,761
   Devon Energy                                          46,600           4,862
   El Paso                                               17,700             295
   EOG Resources                                         57,400           6,888
   Exxon Mobil                                        2,074,000         175,419

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Forest Oil*                                           14,000   $         685
   Frontier Oil (B)                                     120,900           3,296
   Helix Energy Solutions Group*                         11,100             350
   Helmerich & Payne                                     30,300           1,420
   Hess                                                  10,100             891
   Marathon Oil                                         510,900          23,297
   Murphy Oil                                            73,700           6,054
   Newfield Exploration*                                  7,200             380
   Noble Energy                                          28,700           2,089
   Occidental Petroleum                                 198,800          14,546
   Overseas Shipholding Group (B)                        17,500           1,226
   Patterson-UTI Energy (B)                             163,200           4,273
   Petro-Canada (B)*                                     68,100           2,956
   Pride International*                                   9,500             332
   Rowan (B)                                             11,900             490
   Schlumberger                                          36,250           3,154
   SEACOR Holdings (B)*                                     500              43
   Sunoco (B)                                           115,700           6,071
   Teekay Shipping (B)                                    5,400             229
   Tidewater                                              8,100             446
   Unit*                                                  3,200             181
   Valero Energy                                        169,400           8,319
   Williams                                               4,200             138
                                                                  --------------
                                                                        455,929
                                                                  --------------

FINANCIALS -- 26.3%
   ACE                                                   67,500           3,717
   Aflac                                                 18,100           1,176
   Alleghany (B)*                                         1,581             540
   Allied Capital (B)                                    37,000             682
   Allied World Assurance Holdings                          700              28
   Allstate                                             477,700          22,958
   AMB Property+                                          2,500             136
   AMBAC Financial Group (B)                             21,700             125
   American Capital Strategies (B)                       13,200             451
   American International Group (B)                     797,800          34,505
   AmeriCredit (B)*                                      10,100             102
   Ameriprise Financial                                 110,400           5,724
   Annaly Capital Management+ (B)                       226,700           3,473
   AON                                                  142,800           5,741
   Assurant                                             141,200           8,593
   Astoria Financial                                     23,600             641
   AvalonBay Communities+ (B)                             1,600             154
   Axis Capital Holdings                                124,900           4,244
   Bancorpsouth                                          33,300             771
   Bank of America (B)                                2,357,950          89,390
   Bank of Hawaii                                         5,200             258
   Bank of New York Mellon                               34,422           1,436
   BB&T (B)                                             417,600          13,388
   Camden Property Trust+                                 5,100             256
   Capital One Financial (B)                              6,500             320
   Charles Schwab                                       156,400           2,945
   Chubb (B)                                            329,300          16,294


--------------------------------------------------------------------------------
2          SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Cincinnati Financial                                   3,600   $         137
   CIT Group                                            290,100           3,438
   Citigroup                                          2,458,800          52,667
   City National (B)                                     15,700             777
   CME Group                                             13,100           6,145
   Colonial BancGroup (B)                                41,000             395
   Comerica (B)                                         336,200          11,794
   Commerce Bancshares                                    2,800             118
   Conseco*                                              36,300             370
   Countrywide Financial (B)                            165,300             909
   Credicorp                                              6,600             473
   Cullen/Frost Bankers                                   8,800             467
   Discover Financial Services                           89,350           1,463
   Douglas Emmett+                                       11,500             254
   East West Bancorp (B)                                 17,700             314
   Endurance Specialty Holdings (B)                     181,000           6,625
   Erie Indemnity, Cl A (B)                               2,300             118
   Everest Re Group                                     101,400           9,078
   Fannie Mae                                           282,700           7,441
   Fidelity National Financial, Cl A (B)                 55,600           1,019
   Fifth Third Bancorp (B)                              239,700           5,015
   First American                                         4,900             166
   First Horizon National (B)                            68,600             961
   Forestar Real Estate Group*                            1,200              30
   Franklin Resources                                    73,800           7,158
   Freddie Mac (B)                                      225,600           5,712
   Fulton Financial (B)                                  49,400             607
   Genworth Financial, Cl A                              93,500           2,117
   Goldman Sachs Group                                  144,400          23,882
   Guaranty Financial Group*                              1,700              18
   Hanover Insurance Group                               33,900           1,395
   Hartford Financial Services Group                    165,400          12,532
   Hospitality Properties Trust+ (B)                     90,800           3,089
   Host Hotels & Resorts+                                 1,460              23
   Hudson City Bancorp                                   40,100             709
   IndyMac Bancorp (B)                                  102,900             510
   iStar Financial+ (B)                                  12,100             170
   Janus Capital Group (B)                              122,200           2,844
   Jefferies Group                                       20,700             334
   Jones Lang LaSalle (B)                                47,700           3,689
   JPMorgan Chase                                     1,842,704          79,144
   Keycorp                                              389,100           8,541
   Lehman Brothers Holdings (B)                         182,800           6,881
   Leucadia National (B)                                 95,600           4,323
   Liberty Media - Capital, Ser A*                       68,200           1,073
   Lincoln National                                     125,467           6,524
   Loews                                                255,600          10,280
   M&T Bank                                               5,000             402
   Markel*                                                2,300           1,012
   Marsh & McLennan (B)                                   7,300             178
   Marshall & Ilsley                                     16,700             387
   MBIA (B)                                             122,800           1,501
   Merrill Lynch (B)                                    257,900          10,507
   MetLife (B)                                          159,100           9,587

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   MGIC Investment (B)                                   91,000   $         958
   Moody's (B)                                           37,900           1,320
   Morgan Stanley (B)                                   520,900          23,805
   NASDAQ Stock Market*                                   3,300             128
   National City (B)                                    280,500           2,791
   Nationwide Financial Services, Cl A                  100,900           4,771
   New York Community Bancorp (B)                       103,000           1,877
   Northern Trust                                        12,100             804
   NYSE Euronext (B)                                     22,100           1,364
   Old Republic International (B)                       155,400           2,006
   PartnerRe                                              6,200             473
   Plum Creek Timber+ (B)                                10,300             419
   PNC Financial Services Group (B)                      91,855           6,023
   Popular (B)                                          111,000           1,294
   Principal Financial Group (B)                         81,100           4,519
   Progressive (B)                                       21,700             349
   Prologis+                                              1,500              88
   Prudential Financial (B)                             137,700          10,775
   Raymond James Financial                               10,300             237
   Rayonier+                                              3,000             130
   Regions Financial (B)                                307,184           6,067
   Reinsurance Group of America                           3,000             163
   RenaissanceRe Holdings (B)                            21,300           1,106
   Safeco (B)                                           192,200           8,434
   Stancorp Financial Group                               4,200             200
   Sunstone Hotel Investors+ (B)                         95,800           1,534
   SunTrust Banks (B)                                   199,300          10,989
   TCF Financial                                         21,400             383
   Torchmark                                             60,000           3,607
   Toronto-Dominion Bank                                 13,503             828
   Travelers                                            601,200          28,767
   UnionBanCal                                           78,800           3,868
   Unitrin (B)                                            7,600             269
   Unum Group (B)                                       141,700           3,119
   US Bancorp (B)                                       871,600          28,205
   Valley National Bancorp (B)                           27,019             519
   Wachovia (B)                                         882,392          23,825
   Washington Federal                                    20,100             459
   Washington Mutual (B)                                468,700           4,828
   Wells Fargo (B)                                    1,238,900          36,052
   White Mountains Insurance Group                          400             192
   Whitney Holding                                       42,400           1,051
   Wilmington Trust (B)                                   8,400             261
   WR Berkley                                           121,000           3,350
   XL Capital, Cl A (B)                                  64,300           1,900
   Zions Bancorporation                                   3,300             150
                                                                  --------------
                                                                        767,608
                                                                  --------------

HEALTH CARE -- 8.2%
   Abbott Laboratories                                   77,700           4,285
   Aetna                                                 10,900             459
   Alcon                                                 35,700           5,078
   AmerisourceBergen                                    172,100           7,053


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SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008          3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Amgen*                                               189,400   $       7,913
   Applera -- Applied Biosystems Group                   14,800             486
   Beckman Coulter                                        2,000             129
   Biogen Idec*                                           5,900             364
   Boston Scientific*                                    64,800             834
   Cardinal Health                                       73,200           3,844
   Celgene*                                              66,500           4,076
   Charles River Laboratories International*             12,100             713
   Cigna                                                127,800           5,185
   Community Health Systems (B)*                          8,600             289
   Cooper (B)                                             9,600             331
   Coventry Health Care*                                  4,500             182
   Covidien*                                             58,550           2,591
   Eli Lilly                                            225,100          11,613
   Forest Laboratories*                                  89,200           3,569
   Genentech*                                            49,300           4,002
   Gilead Sciences*                                     122,200           6,297
   Hillenbrand Industries                                 8,200             392
   Hologic*                                              42,400           2,357
   IMS Health                                            13,200             277
   Invitrogen (B)*                                       21,200           1,812
   Johnson & Johnson                                    565,100          36,658
   Kinetic Concepts*                                      4,700             217
   King Pharmaceuticals (B)*                            529,100           4,603
   LifePoint Hospitals*                                   9,800             269
   McKesson                                              20,100           1,053
   Medco Health Solutions*                               78,900           3,455
   Merck                                                361,700          13,727
   Omnicare                                               7,400             134
   PerkinElmer                                           27,400             664
   Pfizer                                             4,175,400          87,391
   PharMerica (B)*                                        4,093              68
   Quest Diagnostics                                      6,700             303
   Thermo Fisher Scientific*                             49,700           2,825
   Universal Health Services, Cl B                       12,500             671
   Watson Pharmaceuticals (B)*                           11,300             331
   WellPoint*                                           140,800           6,214
   Wyeth                                                151,100           6,310
                                                                  --------------
                                                                        239,024
                                                                  --------------

INDUSTRIALS -- 11.0%
   3M                                                    63,300           5,010
   AGCO (B)*                                              6,400             383
   Alexander & Baldwin                                    6,200             267
   Alliant Techsystems (B)*                               2,300             238
   Boeing                                                13,700           1,019
   Burlington Northern Santa Fe                           2,300             212
   Carlisle                                              27,300             913
   Caterpillar                                           50,500           3,954
   Con-way                                                2,500             124

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Cooper Industries, Cl A                               46,200   $       1,855
   Crane                                                 31,200           1,259
   CSX                                                   99,700           5,590
   Cummins                                              119,400           5,590
   Deere                                                122,000           9,814
   Dover                                                  3,000             125
   DRS Technologies                                       2,500             146
   Eaton                                                116,400           9,274
   Flowserve                                              3,200             334
   Fluor                                                 22,700           3,204
   General Dynamics                                      21,000           1,751
   General Electric                                   3,818,900         141,337
   Harsco                                                56,700           3,140
   Hertz Global Holdings*                                10,600             128
   Honeywell International                              223,400          12,604
   Hubbell, Cl B (B)                                     23,400           1,022
   Illinois Tool Works                                   27,500           1,326
   Ingersoll-Rand, Cl A (B)                             213,500           9,518
   ITT                                                    4,800             249
   Kennametal                                            23,800             700
   L-3 Communications Holdings (B)                       45,700           4,997
   Lennox International                                   4,800             173
   Lincoln Electric Holdings                              6,900             445
   Lockheed Martin                                       30,600           3,039
   Masco (B)                                            188,600           3,740
   Norfolk Southern                                      95,700           5,198
   Northrop Grumman                                     275,200          21,413
   Northwest Airlines*                                    7,700              69
   Owens Corning (B)*                                    11,100             201
   Pall                                                     900              32
   Parker Hannifin (B)                                  205,350          14,225
   Pentair (B)                                           45,900           1,464
   Raytheon                                              32,000           2,068
   Republic Services                                     12,500             366
   RR Donnelley & Sons                                   10,600             321
   Ryder System (B)                                      87,300           5,317
   Shaw Group*                                            1,300              61
   Spirit Aerosystems Holdings, Cl A*                    54,600           1,211
   SPX                                                   48,800           5,119
   Teleflex                                               6,600             315
   Terex*                                                22,300           1,394
   Textron                                               42,000           2,328
   Timken                                                17,100             508
   Tyco International                                    72,950           3,213
   UAL (B)                                                3,000              65
   Union Pacific                                         23,900           2,997
   United Rentals*                                       16,900             318
   United Technologies                                  202,400          13,929
   URS*                                                  32,900           1,076
   Waste Management                                      11,300             379
   WW Grainger                                           51,900           3,965
                                                                  --------------
                                                                        321,032
                                                                  --------------


--------------------------------------------------------------------------------
4          SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 4.0%
   ADC Telecommunications*                               34,100   $         412
   Adobe Systems*                                        62,800           2,235
   Advanced Micro Devices (B)*                           22,600             133
   Affiliated Computer Services, Cl A*                      600              30
   Apple*                                                45,200           6,486
   Applied Materials                                    139,200           2,716
   Arrow Electronics*                                   107,100           3,604
   Avnet*                                                87,900           2,877
   Broadcom, Cl A*                                      106,800           2,058
   Cadence Design Systems (B)*                           22,300             238
   Cisco Systems*                                       122,600           2,953
   Computer Sciences (B)*                               104,300           4,254
   Compuware (B)*                                       104,900             770
   Convergys*                                            82,100           1,236
   Cree (B)*                                             22,900             640
   eBay*                                                 75,500           2,253
   Electronic Data Systems                              103,200           1,718
   Fidelity National Information Services                 5,585             213
   Google, Cl A*                                         13,700           6,035
   Hewitt Associates, Cl A*                             145,300           5,779
   Hewlett-Packard                                      231,500          10,570
   Ingram Micro, Cl A*                                   77,200           1,222
   Intel                                                125,600           2,660
   International Business Machines (B)                  117,000          13,471
   International Rectifier (B)*                          10,200             219
   Intersil, Cl A                                        25,400             652
   Juniper Networks (B)*                                 93,800           2,345
   MEMC Electronic Materials*                            21,500           1,524
   Metavante Technologies*                                5,400             108
   Micron Technology (B)*                                46,700             279
   Microsoft                                            163,200           4,632
   Molex (B)                                             21,400             496
   Motorola                                             293,400           2,729
   NCR*                                                  25,600             585
   Nvidia*                                              137,500           2,721
   Sanmina-SCI*                                         634,300           1,028
   Seagate Technology (B)                               408,100           8,546
   Symantec (B)*                                        247,300           4,110
   Teradata*                                             18,100             399
   Tyco Electronics*                                     84,350           2,895
   Vishay Intertechnology (B)*                          209,200           1,895
   Western Digital (B)*                                 123,600           3,342
   Xerox                                                259,700           3,888
                                                                  --------------
                                                                        116,956
                                                                  --------------

MATERIALS -- 4.9%
   Air Products & Chemicals (B)                          67,400           6,201
   Alcoa                                                506,100          18,250
   Ashland                                               18,900             894
   Carpenter Technology                                  56,600           3,168
   Celanese, Ser A                                       10,000             390

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Chemtura                                              12,700   $          93
   Cytec Industries                                       6,900             372
   Dow Chemical                                         705,000          25,979
   Eastman Chemical (B)                                  88,400           5,521
   E.I. Du Pont de Nemours                              256,100          11,975
   FMC                                                   30,000           1,665
   Freeport-McMoRan Copper & Gold, Cl B (B)              12,555           1,208
   Huntsman                                               6,400             151
   International Flavors & Fragrances                     3,700             163
   International Paper (B)                              447,400          12,169
   Lubrizol                                             124,000           6,883
   MeadWestvaco                                          28,500             776
   Monsanto                                              45,000           5,017
   Mosaic*                                               15,700           1,611
   Nucor                                                226,500          15,343
   Owens-Illinois*                                        4,700             265
   PPG Industries                                       118,900           7,195
   Reliance Steel & Aluminum                              7,600             455
   Rohm & Haas (B)                                       80,800           4,370
   Sigma-Aldrich (B)                                     11,600             692
   Smurfit-Stone Container (B)*                         237,700           1,830
   Sonoco Products                                      100,400           2,874
   Steel Dynamics (B)                                    13,400             443
   Temple-Inland                                         31,200             397
   United States Steel (B)                               27,900           3,540
   Valspar (B)                                           74,900           1,486
   Weyerhaeuser (B)                                      12,400             806
                                                                  --------------
                                                                        142,182
                                                                  --------------

TELECOMMUNICATION SERVICES -- 6.6%
   AT&T                                               3,138,302         120,197
   CenturyTel                                           122,600           4,075
   Citizens Communications                               69,300             727
   Crown Castle International*                            9,200             318
   Embarq (B)                                            12,800             513
   Sprint Nextel (B)                                  1,210,050           8,095
   Telephone & Data Systems                              27,300           1,072
   Verizon Communications                             1,511,800          55,105
   Windstream                                            46,426             555
                                                                  --------------
                                                                        190,657
                                                                  --------------

UTILITIES -- 5.2%
   Alliant Energy                                       256,200           8,970
   Ameren (B)                                            76,800           3,382
   American Electric Power                              336,300          14,000
   Atmos Energy                                          92,100           2,349
   CMS Energy (B)                                        11,300             153
   Consolidated Edison (B)                               38,900           1,544
   Constellation Energy Group                            55,400           4,890
   Dominion Resources                                    80,500           3,288
   DTE Energy                                           192,200           7,475


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008          5

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Value Fund (Concluded)
March 31, 2008
--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Duke Energy                                          158,848   $       2,835
   Dynegy, Cl A*                                         16,000             126
   Edison International                                  88,300           4,329
   Energen                                               24,200           1,508
   Energy East                                           85,300           2,057
   Entergy                                              135,000          14,726
   Equitable Resources                                      700              41
   Exelon                                                82,200           6,680
   FirstEnergy                                          246,000          16,881
   FPL Group (B)                                         50,700           3,181
   MDU Resources Group                                    5,500             135
   Mirant*                                                4,000             146
   National Fuel Gas                                     12,900             609
   Northeast Utilities                                   12,300             302
   NRG Energy (B)*                                       10,100             394
   Oneok                                                 93,100           4,155
   Pepco Holdings                                       183,400           4,534
   PG&E                                                 202,800           7,467
   Pinnacle West Capital (B)                            130,800           4,588
   PPL                                                   71,400           3,279
   Progress Energy (B)                                   56,100           2,339
   Public Service Enterprise Group (B)                  258,200          10,377
   Puget Energy                                          14,000             362
   Questar                                               21,400           1,210
   Reliant Energy (B)*                                  193,400           4,574
   Sempra Energy                                          4,500             240
   Sierra Pacific Resources                             206,700           2,611
   Southern                                               6,300             224
   Southern Union                                        20,200             470
   UGI                                                   46,600           1,161
   Xcel Energy                                          197,400           3,938
                                                                  --------------
                                                                        151,530
                                                                  --------------

Total Common Stock
   (Cost $2,677,260) ($ Thousands)                                    2,857,608
                                                                  --------------

CORPORATE OBLIGATION (C) (E) -- 0.3%

FINANCIALS -- 0.3%
   SLM MTN, Ser S
      2.827%, 04/14/08                            $       8,825           8,825
                                                                  --------------

Total Corporate Obligation
   (Cost $8,825) ($ Thousands)                                            8,825
                                                                  --------------

CASH EQUIVALENTS**++ -- 17.9%
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 3.190%                                   49,690,464          49,690
   SEI Liquidity Fund L.P., 3.200% (C)              472,917,831         472,918
                                                                  --------------

Total Cash Equivalents
   (Cost $522,608) ($ Thousands)                                        522,608
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION (A) (D) -- 0.3%
   U.S. Treasury Bill
      2.167%, 05/22/08                            $       8,199   $       8,185
                                                                  --------------

Total U.S. Treasury Obligation
   (Cost $8,174) ($ Thousands)                                            8,185
                                                                  --------------

Total Investments -- 116.5%
   (Cost $3,216,867) ($ Thousands)                                $   3,397,226
                                                                  ==============

A summary of the open futures contracts held by the Fund at March 31, 2008, is as follows (see Note 2 in Notes to Financial Statements):

--------------------------------------------------------------------------------
                                  NUMBER OF                          UNREALIZED
TYPE OF                           CONTRACTS       EXPIRATION       APPRECIATION
CONTRACT                       LONG (SHORT)             DATE      ($ THOUSANDS)
--------------------------------------------------------------------------------
S&P 500 Composite Index                 135         Jun-2008      $       1,613
                                                                  =============

Percentages are based on Net Assets of $2,916,225 ($ Thousands).

*     Non-Income Producing Security.

**    Rate shown is the 7-day effective yield as of March 31, 2008.

+++ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

+     Real Estate Investment Trust.

++    Investment in Affiliated Security (see Note 3).

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) This security or a partial position of this security is on loan at March 31, 2008 (see Note 7). The total value of securities on loan at March 31, 2008 was $470,173 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan (see Note 7). The total value of such securities as of March 31, 2008 was $481,743 ($ Thousands).

(D)   The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2008.

Cl -- Class
L.P. -- Limited Partnership
MTN -- Medium Term Note
Ser -- Series

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
6          SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

Large Cap Growth Fund
March 31, 2008
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS#:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Information Technology                                                    25.5%
Short-Term Investments                                                    16.2%
Health Care                                                               15.1%
Consumer Discretionary                                                     9.5%
Consumer Staples                                                           9.1%
Industrials                                                                8.2%
Energy                                                                     7.9%
Financials                                                                 4.6%
Materials                                                                  1.7%
Telecommunication Services                                                 1.4%
Utilities                                                                  0.6%
U.S. Treasury Obligation                                                   0.2%

# Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK+++ -- 96.9%

CONSUMER DISCRETIONARY -- 11.0%
   Abercrombie & Fitch, Cl A                              3,900   $         285
   Amazon.com (B)*                                      152,170          10,850
   American Eagle Outfitters                             14,200             249
   AnnTaylor Stores*                                     76,300           1,845
   Apollo Group, Cl A (B)*                              119,200           5,149
   Autozone*                                              1,469             167
   Best Buy (B)                                         105,400           4,370
   Big Lots (B)*                                         37,500             836
   Black & Decker                                        4,300              284
   BorgWarner                                            15,600             671
   Brinker International (B)                            131,000           2,430
   Cablevision Systems, Cl A*                            51,146           1,096
   Cache (B)*                                            13,900             157
   Capella Education*                                    10,800             590
   Career Education*                                     34,800             443
   CBS, Cl B (B)                                         14,663             324
   Central European Media Enterprises,
     Cl A*                                                  700              60
   Christopher & Banks (B)                               30,100             301
   Clear Channel Communications                           1,700              50
   Coach*                                               111,341           3,357
   Comcast, Cl A (B)*                                   479,744           9,278
   CROCS*                                                67,900           1,186
   Darden Restaurants                                    61,859           2,014
   Deckers Outdoor (B)*                                  11,300           1,218
   Dick's Sporting Goods*                                11,000             295
   DIRECTV Group*                                       285,700           7,083
   Discovery Holding, Cl A*                             112,000           2,377
   DISH Network, Cl A*                                   23,200             667
   Dolan Media*                                           4,200              84
   Dollar Tree*                                          71,489           1,972
   Fortune Brands (B)                                   172,800          12,010
   GameStop, Cl A (B)*                                  146,000           7,550
   Garmin*                                               22,300           1,204

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Gentex (B)                                            30,700   $         527
   Goodyear Tire & Rubber*                               34,500             890
   Guess?                                                24,400             987
   Gymboree*                                             40,700           1,623
   H&R Block                                             14,800             307
   Hanesbrands*                                          67,000           1,956
   Harley-Davidson (B)                                   28,031           1,051
   Harman International Industries                       15,800             688
   Home Depot                                            89,900           2,515
   IAC/InterActive (B)*                                  88,500           1,837
   International Game Technology                        530,000          21,311
   ITT Educational Services*                             42,480           1,951
   Jarden*                                                5,900             128
   John Wiley & Sons, Cl A                               18,200             723
   Johnson Controls                                     144,000           4,867
   Kohl's*                                                4,910             211
   Lamar Advertising, Cl A (B)                           80,330           2,886
   Las Vegas Sands*                                       3,000             221
   Liberty Global, Cl A*                                137,182           4,675
   Lowe's                                               762,345          17,488
   Ltd Brands                                            29,400             503
   Macy's                                                34,700             800
   McDonald's                                           245,000          13,664
   McGraw-Hill                                          381,501          14,096
   MGM Mirage (B)*                                      373,700          21,962
   Newell Rubbermaid (B)                                166,950           3,818
   News, Cl A                                           103,484           1,940
   Nike, Cl B                                           216,200          14,702
   O'Reilly Automotive*                                   4,300             123
   Omnicom Group                                         27,128           1,199
   Orient-Express Hotels, Cl A                            9,100             393
   Penn National Gaming*                                 47,700           2,086
   Polo Ralph Lauren                                      2,021             118
   Pulte Homes                                            9,700             141
   RadioShack                                            11,600             188
   Regal Entertainment Group, Cl A                        6,400             123
   Rent-A-Center*                                        12,729             234
   Reuters Group ADR*                                   205,000          14,204
   Saks*                                                 12,500             156
   Scientific Games, Cl A*                                7,300             154
   Sherwin-Williams                                       7,200             367
   Staples (B)*                                       1,050,000          23,215
   Starbucks*                                            14,900             261
   Steven Madden*                                        12,300             211
   Target                                               336,262          17,042
   Thor Industries (B)                                   16,200             482
   Tiffany                                               22,600             946
   Tim Hortons                                           19,403             661
   Time Warner                                           71,700           1,005
   Time Warner Cable, Cl A*                               7,600             190
   TJX                                                   17,600             582
   Urban Outfitters*                                     12,900             404
   Viacom, Cl B*                                        318,341          12,613


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008          7

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                                  Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   WABCO Holdings                                         6,933   $         316
   Walt Disney                                          167,183           5,246
   Warnaco Group*                                        52,800           2,082
   Weight Watchers International (B)                    451,500          20,918
   Whirlpool                                              1,700             148
   Williams-Sonoma                                        5,300             128
   Wyndham Worldwide                                      6,100             126
   Wynn Resorts*                                          5,900             594
   XM Satellite Radio Holdings, Cl A*                    13,600             158
   Yum! Brands                                          170,104           6,330
                                                                  --------------
                                                                        331,923
                                                                  --------------
CONSUMER STAPLES -- 10.6%
   Altria Group                                         113,340           2,516
   Anheuser-Busch                                       147,752           7,011
   Avon Products                                         39,400           1,558
   Bare Escentuals*                                      46,000           1,077
   Brown-Forman, Cl B                                    39,100           2,589
   Campbell Soup                                         30,201           1,025
   Church & Dwight                                       22,300           1,210
   Clorox                                                46,900           2,656
   Coca-Cola                                            616,717          37,540
   Colgate-Palmolive                                    165,267          12,876
   Costco Wholesale (B)                                 202,300          13,143
   CVS Caremark                                         532,231          21,561
   Energizer Holdings*                                   29,400           2,660
   Estee Lauder, Cl A                                    11,200             514
   General Mills                                         21,800           1,305
   Hansen Natural*                                        6,100             215
   Herbalife                                             35,900           1,705
   HJ Heinz                                              61,500           2,889
   Kellogg                                               27,700           1,456
   Kimberly-Clark                                        99,702           6,436
   Kraft Foods, Cl A                                    155,740           4,829
   Kroger                                               236,100           5,997
   Loews - Carolina Group                                11,500             834
   McCormick                                              1,100              41
   NBTY*                                                  1,200              36
   Pepsi Bottling Group                                  64,553           2,189
   PepsiCo                                              790,764          57,093
   Philip Morris International*                         113,340           5,733
   Procter & Gamble                                   1,030,595          72,214
   Reynolds American (B)                                 31,500           1,859
   Sara Lee                                              72,400           1,012
   SYSCO                                                 10,100             293
   UST                                                    4,400             240
   Wal-Mart Stores                                      251,401          13,244
   Walgreen (B)                                         652,885          24,868
   Whole Foods Market                                    27,800             917
   WM Wrigley Jr.                                       111,308           6,995
                                                                  --------------
                                                                        320,336
                                                                  --------------

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
ENERGY -- 9.2%
   Arch Coal                                              6,200   $         270
   Baker Hughes                                          20,233           1,386
   Cameron International (B)*                           260,152          10,833
   Chesapeake Energy (B)                                508,698          23,476
   Chevron                                               28,422           2,426
   Consol Energy                                         10,000             692
   Core Laboratories*                                    27,800           3,317
   Denbury Resources*                                    49,500           1,413
   Devon Energy                                         128,400          13,396
   Diamond Offshore Drilling                              8,100             943
   Dresser-Rand Group*                                   49,300           1,516
   EOG Resources (B)                                    100,000          12,000
   Exxon Mobil                                          226,500          19,157
   FMC Technologies*                                     92,200           5,245
   Frontier Oil                                          51,400           1,401
   Frontline*                                             7,600             350
   Global Industries*                                    48,200             776
   Grant Prideco*                                         1,400              69
   Halliburton                                          459,500          18,072
   Helix Energy Solutions Group*                          3,400             107
   Hess (B)                                             176,470          15,561
   Holly                                                 42,800           1,858
   Massey Energy                                          4,600             168
   National Oilwell Varco*                               60,900           3,555
   Noble                                                 36,100           1,793
   Occidental Petroleum                                 135,800           9,936
   Oceaneering International*                            16,900           1,065
   Patterson-UTI Energy (B)                              18,600             487
   Peabody Energy                                         2,500             127
   Pride International*                                  16,600             580
   Range Resources                                        1,100              70
   Rowan (B)                                             41,800           1,721
   SandRidge Energy (B)*                                 53,200           2,083
   Schlumberger (B)                                     604,662          52,606
   SEACOR Holdings*                                       1,500             128
   Smith International                                   37,400           2,402
   Suncor Energy*                                       209,970          20,231
   Sunoco (B)                                            76,100           3,993
   Superior Energy Services*                             10,500             416
   Tesoro                                                68,500           2,055
   Tidewater (B)                                         63,600           3,505
   Transocean                                            34,412           4,653
   Unit*                                                 23,200           1,314
   Valero Energy                                         89,100           4,376
   Weatherford International (B)*                       303,498          21,994
   Williams                                             117,300           3,869
   XTO Energy                                            17,186           1,063
                                                                  --------------
                                                                        278,454
                                                                  --------------


--------------------------------------------------------------------------------
8          SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
FINANCIALS -- 5.0%
   ACE                                                   16,500   $         908
   Aflac                                                 23,334           1,516
   American Express                                      71,746           3,137
   American International Group                          42,603           1,843
   Axis Capital Holdings                                 24,700             839
   Bank of Hawaii                                         5,200             258
   Charles Schwab (B)                                   884,921          16,663
   CME Group                                             95,844          44,960
   CNA Financial (B)                                      4,300             111
   Discover Financial Services                          399,160           6,534
   Eaton Vance                                           39,100           1,193
   Erie Indemnity, Cl A                                   2,600             133
   Forest City Enterprises, Cl A                         21,204             780
   Franklin Resources                                    29,312           2,843
   General Growth Properties+ (B)                        26,400           1,008
   Goldman Sachs Group                                   27,996           4,630
   HCC Insurance Holdings                                12,500             284
   Hudson City Bancorp                                  293,300           5,186
   IntercontinentalExchange*                            254,100          33,160
   Investment Technology Group*                          17,400             803
   Janus Capital Group (B)                                7,100             165
   Jones Lang LaSalle                                     1,900             147
   Lazard LP, Cl A                                       21,700             829
   MF Global (B)*                                        36,900             366
   Moody's (B)                                          211,150           7,354
   Morgan Stanley                                        43,272           1,977
   MSCI, Cl A*                                           20,700             616
   NASDAQ Stock Market*                                   6,800             263
   Northern Trust                                        13,618             905
   NYSE Euronext (B)                                     14,500             895
   PartnerRe                                             26,000           1,984
   Platinum Underwriters Holdings                        32,400           1,052
   Plum Creek Timber+                                     3,000             122
   Prudential Financial                                   5,000             391
   SLM                                                   41,018             630
   T. Rowe Price Group                                    9,624             481
   TD Ameritrade Holding*                               229,400           3,787
   Toronto-Dominion Bank                                 11,763             722
   Ventas+                                                3,200             144
   XL Capital, Cl A                                      21,200             626
                                                                  --------------
                                                                        150,245
                                                                  --------------
HEALTH CARE -- 17.5%
   Abbott Laboratories                                  548,916          30,273
   Aetna                                                 32,200           1,355
   Allergan                                             701,758          39,572
   Amgen*                                               102,253           4,272
   Amylin Pharmaceuticals (B)*                          255,669           7,468
   Analogic*                                              9,200             612
   Applera -- Applied Biosystems
     Group (B)                                           63,800           2,096

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Baxter International                                 395,622   $      22,875
   Beckman Coulter                                        5,600             362
   Becton Dickinson                                      57,025           4,896
   Biogen Idec*                                           9,500             586
   Bristol-Myers Squibb                                 333,100           7,095
   Cardinal Health                                       63,688           3,344
   Celgene*                                              43,360           2,658
   Charles River Laboratories
     International*                                      12,500             737
   Cigna                                                 99,721           4,046
   Cooper                                                 7,600             262
   Covance*                                              44,400           3,684
   Coventry Health Care*                                 15,000             605
   C.R. Bard                                              1,600             154
   Cubist Pharmaceuticals*                               48,300             890
   Cutera*                                               12,000             162
   DaVita*                                                5,400             258
   Dentsply International                                72,400           2,795
   Dionex*                                                7,500             577
   Edwards Lifesciences*                                  4,500             200
   Eli Lilly                                            146,690           7,568
   Endo Pharmaceuticals Holdings*                        11,800             283
   Express Scripts*                                     120,180           7,730
   Forest Laboratories*                                  84,400           3,377
   Gen-Probe*                                            25,700           1,239
   Genentech*                                           641,110          52,045
   Genzyme*                                               4,800             358
   Gilead Sciences*                                     539,968          27,825
   Health Net*                                           34,700           1,069
   Henry Schein*                                         24,300           1,395
   Hillenbrand Industries                                 4,400             210
   HLTH*                                                106,300           1,014
   Hospira*                                               8,100             346
   Humana*                                               10,700             480
   Idexx Laboratories*                                   84,100           4,143
   ImClone Systems*                                       6,800             288
   IMS Health                                             7,400             155
   Intuitive Surgical (B)*                               20,700           6,714
   Invacare                                               5,800             129
   Invitrogen*                                           13,100           1,120
   Johnson & Johnson                                    482,492          31,299
   Kinetic Concepts*                                     31,500           1,456
   Laboratory of America Holdings*                        5,700             420
   Martek Biosciences (B)*                                7,500             229
   McKesson                                              18,512             969
   Medco Health Solutions*                              172,582           7,557
   Medtronic                                            247,800          11,986
   Mentor (B)                                            16,500             424
   Merck                                              1,103,753          41,887
   Merit Medical Systems*                                 7,200             114
   Millennium Pharmaceuticals (B)*                      139,700           2,160
   Omnicare                                               7,200             131
   OSI Pharmaceuticals (B)*                              49,500           1,851


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008          9

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                                  Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Par Pharmaceutical*                                    6,300   $         110
   Patterson*                                            10,000             363
   Pediatrix Medical Group*                               6,200             418
   PerkinElmer                                            6,700             162
   Pfizer                                                47,100             986
   Pharmaceutical Product Development                    16,500             691
   Quest Diagnostics                                     68,400           3,096
   Schering-Plough                                    1,699,951          24,496
   Sciele Pharma (B)*                                     5,800             113
   St. Jude Medical*                                    401,240          17,330
   STERIS                                                 8,600             231
   Stryker                                              294,400          19,151
   Teva Pharmaceutical Industries
      ADR (B)*                                          303,377          14,013
   Thermo Fisher Scientific*                            315,320          17,923
   UnitedHealth Group                                 1,107,220          38,044
   Universal Health Services, Cl B                        5,600             301
   VCA Antech*                                           27,320             747
   Warner Chilcott, Cl A*                                91,600           1,649
   Waters*                                               17,949           1,000
   Watson Pharmaceuticals*                                2,700              79
   WellPoint*                                            93,733           4,136
   Wyeth                                                122,518           5,116
   Zimmer Holdings*                                     254,300          19,800
                                                                  --------------
                                                                        529,760
                                                                  --------------
INDUSTRIALS -- 9.5%
   3M                                                    79,026           6,255
   Administaff                                           23,600             557
   Alliant Techsystems*                                  20,400           2,112
   Ametek                                                20,100             883
   BE Aerospace*                                          1,700              59
   Boeing                                               158,716          11,804
   Burlington Northern Santa Fe (B)                      25,100           2,315
   Carlisle                                              10,500             351
   Caterpillar                                           60,000           4,697
   CH Robinson Worldwide                                  1,966             107
   Con-way                                                2,800             139
   Continental Airlines, Cl B*                            5,500             106
   Cooper Industries, Cl A                               25,800           1,036
   Copart*                                               10,000             388
   Corporate Executive Board                             10,800             437
   Corrections of America*                               21,500             592
   CSX                                                   59,900           3,359
   Cummins                                              135,200           6,330
   Danaher                                                1,600             122
   Deere                                                  5,400             434
   Delta Air Lines*                                      57,300             493
   Donaldson                                              3,900             157
   Dover                                                 21,200             886
   Dun & Bradstreet                                       5,500             448
   Eaton                                                 13,700           1,091
   Emerson Electric                                     448,408          23,075

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Equifax                                                3,500   $         121
   Expeditors International
     Washington (B)                                     523,400          23,647
   Fastenal (B)                                          32,600           1,497
   First Solar (B)*                                      15,600           3,606
   Flowserve                                             19,900           2,077
   Fluor                                                129,300          18,252
   Foster Wheeler*                                       22,200           1,257
   General Electric                                     731,544          27,074
   Goodrich                                              52,600           3,025
   Harsco                                                36,600           2,027
   Herman Miller                                         29,100             715
   Hertz Global Holdings*                                19,000             229
   Honeywell International                              167,600           9,456
   Hubbell, Cl B                                         19,100             834
   IDEX                                                   8,700             267
   Illinois Tool Works                                   33,800           1,630
   Ingersoll-Rand, Cl A                                 105,579           4,707
   Jacobs Engineering Group*                             32,900           2,421
   JB Hunt Transport Services                            26,600             836
   Kennametal                                            22,400             659
   Kimball International, Cl B                           16,400             176
   Kirby*                                                 2,700             154
   L-3 Communications Holdings (B)                       30,100           3,291
   Lincoln Electric Holdings                              4,900             316
   Lockheed Martin                                      103,915          10,319
   Manitowoc                                             14,000             571
   Manpower                                              12,100             681
   McDermott International*                              13,600             746
   MSC Industrial Direct, Cl A                           16,000             676
   Norfolk Southern (B)                                  75,300           4,090
   Northrop Grumman                                      64,448           5,015
   Northwest Airlines*                                   16,100             145
   Nuco2*                                                 4,400             122
   Oshkosh Truck                                         28,400           1,030
   Paccar                                                37,750           1,699
   Pall                                                  25,500             894
   Parker Hannifin (B)                                   25,250           1,749
   PeopleSupport*                                        27,300             249
   Precision Castparts                                   57,721           5,892
   Quanta Services*                                      29,700             688
   Raytheon                                              48,500           3,134
   Republic Services                                     51,300           1,500
   Robert Half International                             48,700           1,254
   Rockwell Automation                                   86,400           4,961
   Rockwell Collins (B)                                  21,747           1,243
   Roper Industries                                      14,600             868
   Shaw Group*                                            2,300             108
   Southwest Airlines                                    21,000             260
   Steelcase, Cl A                                      118,300           1,308
   Stericycle (B)*                                       85,390           4,398
   Sunpower, Cl A*                                        1,500             112
   Terex*                                                 9,700             606
   Textron                                               44,700           2,477


--------------------------------------------------------------------------------
10         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Thomas & Betts*                                       38,400   $       1,397
   Toro                                                  23,800             985
   Trane                                                  4,600             211
   Trinity Industries (B)                                90,400           2,409
   TrueBlue (B)*                                         27,200             366
   Tyco International                                    59,500           2,621
   UAL                                                    4,700             101
   Union Pacific                                         16,800           2,106
   United Parcel Service, Cl B (B)                      388,375          28,359
   United Technologies                                  201,030          13,835
   URS*                                                  12,600             412
   Waste Management                                       3,800             127
   WESCO International*                                  36,700           1,339
                                                                  --------------
                                                                        287,570
                                                                  --------------
INFORMATION TECHNOLOGY -- 29.7%
   Accenture, Cl A                                      108,100           3,802
   Activision*                                          258,772           7,067
   Adobe Systems*                                       125,200           4,456
   Advanced Micro Devices*                               44,800             264
   Agilent Technologies*                                159,000           4,743
   Alliance Data Systems*                                15,600             741
   Altera                                                15,800             291
   Amdocs*                                               15,700             445
   Amphenol, Cl A                                        12,400             462
   Analog Devices                                        39,300           1,160
   Apple*                                               470,899          67,574
   Applied Materials                                     24,705             482
   Arrow Electronics*                                    23,500             791
   Autodesk*                                              4,300             135
   Automatic Data Processing                            120,800           5,121
   Avnet*                                                32,600           1,067
   BEA Systems*                                          55,200           1,057
   BMC Software*                                         76,190           2,478
   Broadridge Financial Solutions                        13,700             241
   Brocade Communications Systems*                       87,600             639
   Cadence Design Systems (B)*                          251,311           2,684
   Ciena*                                                24,400             752
   Cisco Systems*                                     1,705,046          41,075
   Citrix Systems*                                       26,100             766
   CMGI*                                                 23,100             306
   CommScope*                                            42,500           1,480
   Corning                                               35,800             861
   Cree*                                                 10,500             294
   Cypress Semiconductor*                                27,000             637
   Dell (B)*                                            581,976          11,593
   Diebold                                               14,400             541
   DST Systems*                                          15,600           1,026
   eBay*                                              1,050,500          31,347
   Electronic Arts (B)*                                 553,580          27,635
   EMC*                                                 231,300           3,317
   Factset Research Systems                               2,600             140
   Fidelity National Information Services                 7,000             267

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Fiserv*                                                2,800   $         135
   Global Payments                                        3,600             149
   Google, Cl A (B)*                                    177,001          77,964
   Harris                                                 2,800             136
   Hewitt Associates, Cl A*                              33,200           1,320
   Hewlett-Packard                                      855,200          39,048
   Integrated Device Technology*                         47,500             424
   Intel                                              1,470,217          31,139
   International Business Machines (B)                  300,019          34,544
   Intersil, Cl A                                        39,100           1,004
   Intuit (B)*                                          943,400          25,481
   Iron Mountain*                                         7,300             193
   Jabil Circuit                                        172,800           1,635
   Juniper Networks (B)*                                417,100          10,427
   Kla-Tencor                                             3,700             137
   Lawson Software (B)*                                  29,100             219
   Linear Technology (B)                                308,220           9,459
   LSI Logic*                                            36,700             182
   Mastercard, Cl A (B)                                 165,200          36,838
   McAfee*                                               37,500           1,241
   MEMC Electronic Materials*                            71,559           5,074
   Mettler Toledo International*                          5,500             534
   Microchip Technology                                   1,500              49
   Micron Technology*                                    22,900             137
   Microsoft                                          2,506,458          71,133
   Molex                                                 12,200             283
   MPS Group*                                            10,200             121
   Multi-Fineline Electronix (B)*                         3,000              56
   National Instruments                                   4,400             115
   National Semiconductor                                17,100             313
   NAVTEQ*                                               29,100           1,979
   NCR*                                                   1,700              39
   NetApp (B)*                                          205,700           4,124
   NeuStar, Cl A*                                        10,400             275
   Nvidia (B)*                                          218,377           4,322
   Oracle*                                              540,865          10,579
   QLogic (B)*                                          120,400           1,848
   Qualcomm                                           2,241,118          91,886
   Red Hat*                                              10,300             189
   Research In Motion (B)*                              597,570          67,065
   Seagate Technology (B)                             1,590,200          33,299
   Silicon Laboratories*                                 37,100           1,170
   Sun Microsystems (B)*                              1,034,600          16,067
   Symantec (B)*                                        298,600           4,963
   Synopsys*                                             25,764             585
   Teradata*                                            836,600          18,455
   Texas Instruments                                    244,715           6,918
   Trimble Navigation*                                   48,700           1,392
   Varian Semiconductor Equipment
     Associates*                                         24,300             684
   VeriSign*                                             30,400           1,011
   Visa*                                                408,820          25,494
   Vishay Intertechnology*                               14,400             130
   VMware, Cl A*                                          2,700             116


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008         11

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Growth Fund (Concluded)
March 31, 2008
--------------------------------------------------------------------------------
                                                                  Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Western Digital (B)*                                  68,900   $       1,863
   Western Union                                      1,093,180          23,252
   Xerox                                                 10,700             160
   Zebra Technologies, Cl A*                              6,800             227
                                                                  --------------
                                                                        895,319
                                                                  --------------
MATERIALS -- 2.0%
   Air Products & Chemicals                              18,400           1,693
   AK Steel Holding (B)*                                 45,900           2,498
   Alcoa                                                 54,600           1,969
   Allegheny Technologies                                 7,500             535
   Ball                                                  10,000             459
   Celanese, Ser A                                       17,300             676
   Cleveland-Cliffs                                       4,400             527
   Crown Holdings*                                        3,000              76
   Ecolab                                                 3,700             161
   E.I. Du Pont de Nemours                               13,000             608
   Freeport-McMoRan Copper & Gold,
     Cl B                                                 6,300             606
   International Flavors & Fragrances                     8,200             361
   Lubrizol                                               7,800             433
   Martin Marietta Materials                             15,600           1,656
   Monsanto                                              61,214           6,825
   Mosaic*                                               32,800           3,365
   Nalco Holding                                         52,200           1,104
   Newmont Mining                                         4,300             195
   Nucor                                                  6,100             413
   Olin (B)                                             107,100           2,116
   Owens-Illinois*                                       65,200           3,679
   Packaging of America                                   9,900             221
   Praxair (B)                                          313,100          26,373
   Reliance Steel & Aluminum                              7,400             443
   Sigma-Aldrich                                          5,200             310
   Southern Copper                                       17,500           1,817
   Valspar                                                7,300             145
   Vulcan Materials                                       6,717             446
                                                                  --------------
                                                                         59,710
                                                                  --------------
TELECOMMUNICATION SERVICES -- 1.7%
   American Tower, Cl A (B)*                            398,300          15,617
   Crown Castle International (B)*                      876,620          30,235
   Leap Wireless International*                          18,000             839
   MetroPCS Communications*                               5,000              85
   Telephone & Data Systems                              24,300             954
   Windstream                                           217,400           2,598
                                                                  --------------
                                                                         50,328
                                                                  --------------

--------------------------------------------------------------------------------
                                             Shares/Face Amount   Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
UTILITIES -- 0.7%
   AES*                                                 243,100   $       4,053
   Allegheny Energy                                      18,200             919
   Constellation Energy Group                            24,100           2,127
   Equitable Resources                                   23,600           1,390
   Exelon                                                34,500           2,804
   Mirant*                                                3,800             138
   NRG Energy*                                           87,600           3,416
   PPL                                                   96,500           4,431
   Questar                                               13,200             747
                                                                  --------------
                                                                         20,025
                                                                  --------------
Total Common Stock
   (Cost $2,560,615) ($ Thousands)                                    2,923,670
                                                                  --------------
CORPORATE OBLIGATION (C) (E) -- 0.3%

FINANCIALS -- 0.3%
   SLM MTN, Ser S
     2.827%, 04/14/08                             $       8,932           8,932
                                                                  --------------
Total Corporate Obligation
   (Cost $8,933) ($ Thousands)                                            8,932
                                                                  --------------
CASH EQUIVALENTS** -- 18.8%
   Merrill Lynch EBP Master,
     2.090%                                          16,279,734          16,280
   SEI Daily Income Trust, Prime
     Obligation Fund,
     Cl A, 3.190%++                                  72,111,223          72,111
   SEI Liquidity Fund L.P.,
     3.200%++ (C)                                   478,681,019         478,681
                                                                  --------------
Total Cash Equivalents
   (Cost $567,072) ($ Thousands)                                        567,072
                                                                  --------------

U.S. TREASURY OBLIGATION (A) (D) -- 0.2%
   U.S. Treasury Bill
     2.167%, 05/22/08                                     5,785           5,775
                                                                  --------------
Total U.S. Treasury Obligation
   (Cost $5,767) ($ Thousands)                                             5,775
                                                                  --------------
Total Investments -- 116.2%
   (Cost $3,142,387) ($ Thousands)                                $    3,505,449
                                                                  ==============


--------------------------------------------------------------------------------
12         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

A summary of the open futures contracts held by the Fund at March 31, 2008, is as follows (see Note 2 in Notes to Financial Statements):

--------------------------------------------------------------------------------
                                  NUMBER OF                          UNREALIZED
TYPE OF                           CONTRACTS       EXPIRATION       APPRECIATION
CONTRACT                       LONG (SHORT)             DATE      ($ THOUSANDS)
--------------------------------------------------------------------------------

S&P 500 Composite Index                 184         Jun-2008      $       2,892
                                                                  =============

Percentages are based on Net Assets of $3,017,065 ($ Thousands).

*     Non-Income Producing Security.

**    Rate shown is the 7-day effective yield as of March 31, 2008.

+++ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

+     Real Estate Investment Trust.

++    Investment in Affiliated Security (see Note 3).

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) This security or a partial position of this security is on loan at March 31, 2008 (see Note 7). The total value of securities on loan at March 31, 2008 was $480,414 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan (see Note 7). The total value of such securities as of March 31, 2008 was $487,613 ($ Thousands).

(D)   The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2008.

ADR -- American Depositary Receipt
Cl -- Class
L.P. -- Limited Partnership
MTN -- Medium Term Note
Ser -- Series

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008         13

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund
March 31, 2008
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS#:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS#:

Short-Term Investments                                                    16.3%
Information Technology                                                    15.8%
Financials                                                                13.8%
Health Care                                                               11.1%
Energy                                                                    10.6%
Consumer Discretionary                                                     8.1%
Industrials                                                                7.8%
Consumer Staples                                                           7.6%
Telecommunication Services                                                 3.6%
Materials                                                                  3.0%
Utilities                                                                  2.2%
U.S. Treasury Obligations                                                  0.1%
Rights                                                                     0.0%

# Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 97.2%

CONSUMER DISCRETIONARY -- 9.4%
   Abercrombie & Fitch, Cl A (B)                          4,600   $         336
   Amazon.com (B)*                                       59,520           4,244
   American Eagle Outfitters                              6,300             110
   Apollo Group, Cl A (B)*                               38,405           1,659
   Autoliv (B)                                           63,500           3,188
   AutoNation (B)*                                       18,800             281
   Autozone*                                              3,200             364
   Barnes & Noble                                        21,250             651
   Bed Bath & Beyond*                                     5,700             168
   Best Buy (B)                                          46,675           1,935
   Big Lots (B)*                                          3,200              71
   Black & Decker                                           750              50
   BorgWarner                                            13,200             568
   Brinker International                                  3,150              58
   Brunswick (B)                                         27,400             438
   Cablevision Systems, Cl A*                             9,900             212
   Carmax (B)*                                            4,080              79
   Cavco Industries*                                        130               5
   CBRL Group                                             2,500              89
   CBS, Cl B (B)                                        127,532           2,816
   CEC Entertainment*                                     3,000              87
   Centex (B)                                            31,250             757
   Central European Media Enterprises,
      Cl A (B)*                                           1,100              94
   Cheesecake Factory (B)*                                1,125              25
   Clear Channel Communications                           9,000             263
   Clear Channel Outdoor Holdings,
      Cl A*                                               9,900             188
   Coach*                                                41,200           1,242
   Comcast, Cl A (B)*                                   371,191           7,179
   Darden Restaurants                                    17,600             573
   Deckers Outdoor (B)*                                   7,500             809
   DeVry                                                  1,021              43
   Dick's Sporting Goods*                                29,200             782
   Dillard's, Cl A (B)                                   23,900             411

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   DIRECTV Group*                                       183,465   $       4,548
   Discovery Holding, Cl A*                               4,780             101
   DISH Network, Cl A*                                    5,350             154
   Dolan Media*                                           6,200             125
   Dollar Tree*                                          47,100           1,300
   DR Horton (B)                                         13,850             218
   DreamWorks Animation SKG, Cl A*                        5,600             144
   Eastman Kodak (B)                                     64,500           1,140
   Ethan Allen Interiors (B)                             35,000             995
   Expedia*                                               1,535              34
   Foot Locker                                            5,350              63
   Ford Motor (B)*                                       71,400             408
   Fortune Brands (B)                                   106,942           7,433
   GameStop, Cl A*                                       32,522           1,682
   Gannett (B)                                           68,300           1,984
   Gap                                                   12,950             255
   Garmin (B)*                                            1,700              92
   Gemstar-TV Guide International*                          216               1
   General Motors (B)                                    56,450           1,075
   Gentex (B)                                             9,000             154
   Genuine Parts                                          4,950             199
   Goodyear Tire & Rubber*                               55,150           1,423
   H&R Block (B)                                          6,800             141
   Hanesbrands (B)*                                      10,800             315
   Harley-Davidson (B)                                   25,600             960
   Harman International Industries                        2,200              96
   Hasbro (B)                                           141,000           3,934
   Hearst-Argyle Television                                 700              14
   Home Depot                                           159,800           4,470
   IAC/InterActive*                                       3,948              82
   Idearc (B)                                            11,225              41
   International Game Technology                        321,200          12,915
   International Speedway, Cl A                           9,500             391
   Interpublic Group (B)*                                 3,050              26
   ITT Educational Services*                              1,200              55
   Jack in the Box (B)*                                  13,000             349
   J.C. Penney*                                          45,700           1,723
   Johnson Controls                                      13,800             466
   Jones Apparel Group                                   93,600           1,256
   KB Home (B)                                           39,900             987
   Kohl's (B)*                                           15,200             652
   Lamar Advertising, Cl A (B)                           46,339           1,665
   Las Vegas Sands (B)*                                   1,850             136
   Leggett & Platt (B)                                   59,300             904
   Lennar, Cl A (B)                                       6,500             122
   Liberty Global, Cl A (B)*                             16,670             568
   Liberty Global, Ser C*                                 2,201              72
   Liberty Media - Entertainment, Cl A*                   9,560             216
   Liberty Media - Interactive, Cl A*                     7,950             128
   Lowe's                                               460,854          10,572
   Ltd Brands                                             9,450             162
   Macy's                                               147,700           3,406
   Magna International, Cl A*                            20,000           1,443
   Marriott International, Cl A (B)                      11,600             399


--------------------------------------------------------------------------------
14         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Mattel                                                98,100   $       1,952
   McClatchy, Cl A (B)                                   15,600             167
   McDonald's                                           316,162          17,632
   McGraw-Hill                                          192,681           7,120
   MDC Holdings (B)                                       1,150              50
   MGM Mirage (B)*                                      194,000          11,401
   Mohawk Industries (B)*                                 1,900             136
   New York Times, Cl A (B)                               5,200              98
   Newell Rubbermaid                                     94,720           2,166
   News, Cl A                                            33,094             621
   Nike, Cl B                                           126,400           8,595
   Nordstrom (B)                                          9,800             320
   NVR (B)*                                               2,700           1,613
   O'Reilly Automotive (B)*                               1,800              51
   Office Depot*                                          9,050             100
   OfficeMax                                              4,500              86
   Omnicom Group                                         20,000             884
   PetSmart                                               2,400              49
   Pulte Homes (B)                                       11,300             164
   RadioShack                                            18,300             297
   Regal Entertainment Group,
      Cl A (B)                                            9,050             175
   Rent-A-Center*                                        36,500             670
   Reuters Group ADR*                                   120,000           8,315
   Ross Stores                                            5,200             156
   Saks (B)*                                              6,000              75
   Sears Holdings (B)*                                    2,690             275
   Shaw Communications, Cl B*                            84,600           1,538
   Sherwin-Williams (B)                                  21,600           1,102
   Sirius Satellite Radio (B)*                           15,600              45
   Skechers U.S.A., Cl A*                                12,900             261
   Snap-On                                                3,900             198
   Stanley Works (B)                                     12,600             600
   Staples (B)*                                         665,525          14,715
   Starbucks*                                            16,700             292
   Starwood Hotels & Resorts Worldwide                    3,150             163
   Target                                               196,280           9,948
   Tempur-Pedic International (B)                         3,550              39
   Thor Industries (B)                                    5,500             164
   Tiffany                                                1,300              54
   Time Warner                                          734,619          10,299
   Time Warner Cable, Cl A*                               4,000             100
   TJX (B)                                               24,000             794
   Toll Brothers*                                         4,900             115
   Under Armour, Cl A (B)*                               12,800             469
   Urban Outfitters*                                      3,950             124
   Valassis Communications (B)*                          55,300             600
   VF                                                     9,900             767
   Viacom, Cl B*                                        142,182           5,633
   Virgin Media                                           6,900              97
   WABCO Holdings                                         1,200              55
   Walt Disney (B)                                      208,800           6,552

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Warnaco Group*                                         1,700   $          67
   Washington Post, Cl B                                    100              66
   Weight Watchers International                        242,200          11,221
   Wendy's International                                 18,600             429
   Whirlpool (B)                                         20,000           1,736
   Williams-Sonoma (B)                                    2,000              49
   Wyndham Worldwide (B)                                  7,500             155
   Wynn Resorts*                                          1,600             161
   XM Satellite Radio Holdings, Cl A*                     8,800             102
   Yum! Brands                                           67,100           2,497
                                                                  --------------
                                                                        236,344
                                                                  --------------
CONSUMER STAPLES -- 8.8%
   Altria Group                                         140,100           3,110
   Anheuser-Busch                                        42,200           2,002
   Archer-Daniels-Midland                                90,457           3,723
   Avon Products                                         11,200             443
   Bare Escentuals*                                      19,200             450
   BJ's Wholesale Club (B)*                               9,000             321
   Brown-Forman, Cl B                                     1,200              79
   Bunge (B)                                             14,300           1,242
   Campbell Soup                                          7,500             255
   Clorox                                                27,950           1,583
   Coca-Cola                                            303,300          18,462
   Coca-Cola Enterprises                                 60,850           1,473
   Colgate-Palmolive                                     75,402           5,875
   ConAgra Foods                                        261,500           6,263
   Constellation Brands, Cl A*                            3,000              53
   Costco Wholesale (B)                                 131,369           8,535
   CVS Caremark                                         283,145          11,470
   Dean Foods (B)                                        18,050             363
   Del Monte Foods                                      161,100           1,535
   Energizer Holdings (B)*                                6,400             579
   General Mills (B)                                     49,100           2,940
   Hershey (B)                                            3,600             136
   HJ Heinz                                               2,150             101
   Hormel Foods                                           4,000             167
   Kellogg                                               27,900           1,466
   Kimberly-Clark                                        52,200           3,369
   Kraft Foods, Cl A                                    159,515           4,947
   Kroger                                               268,100           6,810
   Loews - Carolina Group                                 5,300             384
   McCormick                                              2,100              78
   Molson Coors Brewing, Cl B                            24,500           1,288
   Nu Skin Enterprises, Cl A                             11,600             209
   Pepsi Bottling Group                                   8,100             275
   PepsiCo                                              372,177          26,871
   Philip Morris International*                         140,100           7,086
   Procter & Gamble                                     832,166          58,310
   Reynolds American (B)                                 67,800           4,002
   Safeway (B)                                           68,234           2,003
   Sara Lee                                              56,500             790


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008         15

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Smithfield Foods*                                      1,350   $          35
   SUPERVALU (B)                                         79,850           2,394
   SYSCO (B)                                             71,050           2,062
   TreeHouse Foods*                                       7,282             166
   Tyson Foods, Cl A                                     26,372             421
   UST (B)                                               13,100             714
   Wal-Mart Stores                                      143,400           7,554
   Walgreen (B)                                         366,300          13,952
   Whole Foods Market (B)                                 2,500              82
   WM Wrigley Jr.                                        75,967           4,774
                                                                  --------------
                                                                        221,202
                                                                  --------------
ENERGY -- 12.4%
   Anadarko Petroleum                                    12,900             813
   Apache                                                39,571           4,781
   Arch Coal                                              3,800             165
   Baker Hughes                                          11,441             784
   BJ Services                                            3,100              88
   Cabot Oil & Gas                                        1,000              51
   Cameron International (B)*                           132,600           5,521
   Chesapeake Energy (B)                                272,570          12,579
   Chevron                                              458,662          39,151
   Cimarex Energy (B)                                    59,885           3,278
   ConocoPhillips                                       384,475          29,301
   Consol Energy (B)                                      2,800             194
   Cross Timbers Royalty Trust*                              53               3
   Devon Energy                                         106,890          11,152
   Dresser-Rand Group*                                    4,750             146
   El Paso (B)                                           30,300             504
   ENSCO International                                    6,000             376
   EOG Resources (B)                                     82,900           9,948
   Exxon Mobil (B)                                      921,282          77,922
   FMC Technologies*                                     16,500             939
   Forest Oil*                                            1,150              56
   Foundation Coal Holdings                               2,050             103
   Grant Prideco*                                         4,550             224
   Halliburton                                          250,716           9,861
   Helix Energy Solutions Group*                            850              27
   Helmerich & Payne                                      4,300             202
   Hess (B)                                             114,520          10,098
   Marathon Oil (B)                                     223,174          10,177
   Mariner Energy*                                          931              25
   Massey Energy                                          2,200              80
   Murphy Oil                                            27,500           2,259
   Nabors Industries*                                     3,600             122
   National Oilwell Varco*                               20,860           1,218
   Newfield Exploration*                                  5,100             270
   Noble                                                  2,200             109
   Noble Energy                                          15,950           1,161
   Occidental Petroleum                                 217,600          15,922
   Overseas Shipholding Group                             1,600             112
   Patriot Coal*                                            440              21
   Patterson-UTI Energy (B)                              35,800             937

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Peabody Energy (B)                                     4,400   $         224
   Petro-Canada (B)*                                     27,000           1,172
   Pioneer Natural Resources                              9,900             486
   Plains Exploration & Production*                       4,095             218
   Pride International*                                   1,050              37
   Rowan                                                 13,000             535
   Schlumberger (B)                                     256,456          22,312
   Smith International                                    7,200             462
   Spectra Energy                                        10,922             249
   Suncor Energy (B)*                                   118,754          11,442
   Sunoco (B)                                            62,900           3,300
   Tidewater                                              7,350             405
   Transocean                                             5,277             713
   Unit*                                                 10,450             592
   Valero Energy                                         85,494           4,199
   Weatherford International (B)*                       155,050          11,236
   Williams                                              15,900             524
   XTO Energy                                            29,720           1,839
                                                                  --------------
                                                                        310,625
                                                                  --------------
FINANCIALS -- 15.8%
   ACE                                                   46,100           2,538
   Affiliated Managers Group*                             1,350             123
   Aflac                                                  9,650             627
   Alleghany*                                               102              35
   Allied Capital (B)                                     6,600             122
   Allied World Assurance Holdings                          600              24
   Allstate                                             204,300           9,819
   AMB Property+                                          1,700              93
   AMBAC Financial Group (B)                             14,600              84
   American Capital Strategies (B)                        6,600             225
   American Express                                      44,200           1,932
   American Financial Group                              53,600           1,370
   American International Group (B)                     333,202          14,411
   American National Insurance                              300              32
   AmeriCredit (B)*                                       8,500              86
   Ameriprise Financial                                  38,100           1,975
   Annaly Capital Management+ (B)                        72,000           1,103
   AON                                                   57,350           2,305
   Apartment Investment & Management,
      Cl A+                                               2,700              97
   Arbor Realty Trust+ (B)                               16,500             249
   Arch Capital Group*                                   10,100             694
   Arthur J. Gallagher                                      950              22
   Aspen Insurance Holdings                              14,600             385
   Assurant                                              44,600           2,714
   Astoria Financial                                      4,800             130
   AvalonBay Communities+                                 1,100             106
   Axis Capital Holdings                                 99,950           3,396
   Banco Bilbao Vizcaya Argentaria ADR                    2,254              50
   Bank of America (B)                                  946,223          35,871
   Bank of Hawaii                                            50               2


--------------------------------------------------------------------------------
16         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Bank of New York Mellon                               32,784   $       1,368
   BB&T (B)                                             139,100           4,460
   Bear Stearns (B)                                       2,100              22
   Boston Properties+                                     1,600             147
   Brandywine Realty Trust+ (B)                          49,700             843
   Capital Lease Funding+                                 4,200              33
   Capital One Financial (B)                             17,901             881
   CapitalSource+ (B)                                     7,300              71
   CB Richard Ellis Group, Cl A*                          5,300             115
   CBL & Associates Properties+                          16,400             386
   Cedar Shopping Centers+                                6,400              75
   Central Pacific Financial                              2,100              40
   Charles Schwab                                       530,793           9,995
   Chubb                                                194,200           9,609
   Cincinnati Financial (B)                              40,752           1,550
   CIT Group                                             92,100           1,091
   Citigroup                                            742,673          15,908
   CME Group                                             56,730          26,612
   Comerica (B)                                         102,700           3,603
   Countrywide Financial (B)                             47,300             260
   Developers Diversified Realty+                         2,600             109
   Discover Financial Services                          289,415           4,738
   Duke Realty+                                           5,550             127
   E*Trade Financial (B)*                                28,700             111
   Endurance Specialty Holdings (B)                      33,800           1,237
   Equity Residential+ (B)                                8,950             371
   Erie Indemnity, Cl A                                   3,500             179
   Everest Re Group                                      50,800           4,548
   Fannie Mae                                            67,200           1,769
   Federal Realty Investment Trust+                         300              23
   Fidelity National Financial, Cl A (B)                 32,299             592
   Fifth Third Bancorp (B)                              106,700           2,232
   First American                                         3,000             102
   First Horizon National (B)                            24,300             340
   First Industrial Realty Trust+ (B)                     5,000             154
   FirstMerit                                             2,600              54
   Forest City Enterprises, Cl A                          2,800             103
   Forestar Real Estate Group*                              366               9
   Franklin Resources                                    35,700           3,463
   Freddie Mac (B)                                       49,800           1,261
   General Growth Properties+                             5,300             202
   Genworth Financial, Cl A                              45,700           1,035
   Goldman Sachs Group                                   59,200           9,791
   Guaranty Financial Group*                                366               4
   Hanover Insurance Group                                8,200             337
   Hartford Financial Services Group                     74,200           5,622
   HCC Insurance Holdings                                 3,000              68
   HCP+ (B)                                               5,300             179
   Health Care+                                             650              29
   Hercules Technology Growth Capital                    11,900             129
   Highwoods Properties+                                  1,500              47
   Hospitality Properties Trust+ (B)                     53,400           1,817
   Host Hotels & Resorts+ (B)                            26,632             424
   HRPT Properties Trust+                                13,400              90

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Hudson City Bancorp                                  117,300   $       2,074
   Huntington Bancshares (B)                             84,500             908
   IndyMac Bancorp (B)                                   39,300             195
   IntercontinentalExchange*                            139,000          18,140
   Invesco*                                               5,400             132
   Investment Technology Group*                           2,400             111
   iStar Financial+                                       1,900              27
   Janus Capital Group (B)                               67,400           1,568
   Jones Lang LaSalle (B)                                14,700           1,137
   JPMorgan Chase                                       782,770          33,620
   Keycorp                                              217,900           4,783
   Kimco Realty+ (B)                                      1,600              63
   Legg Mason                                             2,700             151
   Lehman Brothers Holdings (B)                         103,738           3,905
   Lexington Realty Trust+                                7,100             102
   Liberty Media - Capital, Ser A*                        2,390              38
   Liberty Property Trust+ (B)                            1,650              51
   Lincoln National                                      58,036           3,018
   Loews                                                 42,300           1,701
   M&T Bank                                               2,950             237
   Macerich+                                                650              46
   Mack-Cali Realty+                                      2,400              86
   Manulife Financial                                     9,245             351
   Markel*                                                  100              44
   Marsh & McLennan (B)                                  11,253             274
   Marshall & Ilsley                                      8,900             206
   MBIA (B)                                              39,200             479
   MCG Capital                                           31,500             286
   Merrill Lynch                                        135,900           5,537
   MetLife (B)                                           57,400           3,459
   MGIC Investment (B)                                   31,500             332
   Montpelier Re Holdings                                36,200             581
   Moody's (B)                                          144,730           5,041
   Morgan Stanley (B)                                   238,200          10,886
   MSCI, Cl A*                                           10,400             309
   MVC Capital                                            6,700             102
   NASDAQ Stock Market*                                   1,200              46
   National City (B)                                    105,900           1,054
   Nationwide Financial Services, Cl A                   37,850           1,790
   New York Community Bancorp (B)                         2,237              41
   Northern Trust                                         3,400             226
   Nymex Holdings                                         2,300             208
   NYSE Euronext                                            400              25
   Old Republic International                            76,506             988
   Oriental Financial Group                              12,700             250
   PartnerRe                                              7,600             580
   Penson Worldwide*                                      5,000              46
   People's United Financial                              4,725              82
   Phoenix (B)*                                          15,400             188
   Piper Jaffray*                                           366              12
   Platinum Underwriters Holdings                        24,100             782
   Plum Creek Timber+ (B)                                 4,700             191
   PMI Group (B)                                         16,000              93
   PNC Financial Services Group (B)                      55,207           3,620


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008         17

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Popular (B)                                           34,000   $         396
   Principal Financial Group (B)                         45,400           2,530
   Progressive (B)                                       15,600             251
   Prologis+                                             13,854             815
   Protective Life                                        2,000              81
   Prudential Financial (B)                              72,900           5,704
   Public Storage+                                        2,050             182
   Ramco-Gershenson Properties+                           2,100              44
   Raymond James Financial                                2,025              47
   Rayonier+                                              1,600              70
   Realty Income+ (B)                                     1,050              27
   Regency Centers+                                         850              55
   Regions Financial (B)                                181,220           3,579
   Reinsurance Group of America (B)                      55,700           3,032
   RenaissanceRe Holdings                                 2,700             140
   Resource Capital+ (B)                                  2,900              22
   Safeco                                                84,500           3,708
   SeaBright Insurance Holdings*                         14,800             218
   Simon Property Group+ (B)                              9,925             922
   SL Green Realty+                                       1,200              98
   SLM                                                   15,800             243
   Sovereign Bancorp (B)                                 17,890             167
   St. Joe (B)                                            1,750              75
   State Street                                           6,755             534
   Student Loan                                             900              89
   Sunstone Hotel Investors+ (B)                         36,400             583
   SunTrust Banks                                        94,600           5,216
   SVB Financial Group (B)*                               1,550              68
   Synovus Financial                                      5,000              55
   T. Rowe Price Group (B)                               33,100           1,655
   Taubman Centers+                                       2,350             122
   TCF Financial                                          7,600             136
   TD Ameritrade Holding*                                42,050             694
   Thomas Weisel Partners Group*                          3,900              26
   Torchmark                                             27,550           1,656
   Toronto-Dominion Bank                                  1,949             120
   Transatlantic Holdings                                 1,100              73
   Travelers                                            280,331          13,414
   UDR+                                                   4,600             113
   UnionBanCal                                           25,050           1,229
   United America Indemnity, Cl A*                        1,800              35
   Unitrin                                                  550              19
   Unum Group (B)                                        47,750           1,051
   US Bancorp (B)                                       390,061          12,622
   Validus Holdings*                                      1,000              23
   Ventas+                                                3,450             155
   Vornado Realty Trust+                                  1,500             129
   Wachovia (B)                                         354,094           9,561
   Waddell & Reed Financial, Cl A                         3,900             125
   Washington Federal (B)                                 4,400             100
   Washington Mutual (B)                                106,507           1,097
   Weingarten Realty Investors+                             700              24
   Wells Fargo (B)                                      367,855          10,705

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Whitney Holding                                        1,200   $          30
   WR Berkley                                            50,200           1,390
   XL Capital, Cl A                                       8,200             242
   Zions Bancorporation                                   2,900             132
                                                                  --------------
                                                                        394,816
                                                                  --------------
HEALTH CARE -- 13.0%
   Abbott Laboratories                                  230,600          12,718
   Advanced Medical Optics (B)*                           1,222              25
   Aetna                                                 48,600           2,046
   Alcon (B)                                             11,500           1,636
   Allergan                                             398,108          22,449
   AmerisourceBergen                                     79,302           3,250
   Amgen*                                               129,042           5,391
   AMN Healthcare Services*                               3,600              56
   Amylin Pharmaceuticals (B)*                          139,680           4,080
   Analogic*                                              6,500             433
   Applera -- Applied Biosystems
      Group (B)                                          30,250             994
   Barr Pharmaceuticals*                                  1,650              80
   Baxter International                                 172,780           9,990
   Beckman Coulter                                          600              39
   Becton Dickinson                                      26,650           2,288
   Biogen Idec*                                           5,220             322
   Boston Scientific*                                    20,717             267
   Bristol-Myers Squibb                                  67,500           1,438
   Cardinal Health                                       44,630           2,344
   Celgene*                                              30,400           1,863
   Cephalon*                                                400              26
   Charles River Laboratories
      International*                                     18,300           1,079
   Cigna                                                 59,900           2,430
   Covance*                                                 350              29
   Coventry Health Care*                                  1,424              57
   Covidien*                                             32,450           1,436
   C.R. Bard                                              3,800             366
   DaVita*                                                2,325             111
   Dentsply International                                   900              35
   Dionex*                                                7,600             585
   Eli Lilly                                            133,588           6,892
   Express Scripts*                                      33,000           2,123
   Forest Laboratories*                                  49,200           1,968
   Genentech*                                           384,090          31,180
   Genzyme*                                               4,350             324
   Gilead Sciences*                                     338,680          17,452
   Health Net*                                            1,600              49
   Hillenbrand Industries                                   900              43
   HLTH*                                                 10,300              98
   Hologic (B)*                                           1,560              87
   Hospira*                                               3,920             168
   Humana*                                                8,600             386
   Idexx Laboratories*                                    4,400             217
   ImClone Systems*                                         650              28


--------------------------------------------------------------------------------
18         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   IMS Health                                             3,944   $          83
   Intuitive Surgical (B)*                                5,850           1,897
   Invitrogen*                                            1,350             115
   Johnson & Johnson                                    434,800          28,205
   King Pharmaceuticals*                                133,500           1,161
   Laboratory of America Holdings (B)*                    5,300             390
   LifePoint Hospitals*                                   1,600              44
   Lincare Holdings*                                      1,750              49
   McKesson                                              12,126             635
   Medco Health Solutions*                               66,992           2,934
   Medtronic                                             53,900           2,607
   Merck                                                595,375          22,594
   Merit Medical Systems*                                 6,300             100
   Millennium Pharmaceuticals*                           17,650             273
   Millipore*                                               700              47
   Mylan Laboratories (B)                                 9,900             115
   OSI Pharmaceuticals*                                  21,300             796
   Patterson (B)*                                         2,100              76
   PerkinElmer                                           11,950             290
   Pfizer                                             1,545,833          32,354
   Pharmaceutical Product Development                     4,300             180
   PharMerica (B)*                                          428               7
   Quest Diagnostics                                      2,400             109
   Quidel (B)*                                            6,300             101
   Resmed*                                                1,200              51
   Schering-Plough                                      873,461          12,587
   Sciele Pharma (B)*                                    11,700             228
   St. Jude Medical*                                    233,050          10,065
   STERIS                                                 5,400             145
   Stryker (B)                                          149,737           9,740
   Tenet Healthcare (B)*                                 86,900             492
   Teva Pharmaceutical Industries
      ADR (B)*                                          171,700           7,931
   Thermo Fisher Scientific*                            155,816           8,857
   UnitedHealth Group                                   555,492          19,087
   Universal Health Services, Cl B                          800              43
   Valeant Pharmaceuticals
      International (B)*                                  6,000              77
   Varian Medical Systems*                                2,300             108
   Warner Chilcott, Cl A*                                11,300             203
   Waters*                                                5,800             323
   Watson Pharmaceuticals*                                1,550              45
   WellPoint*                                            60,115           2,653
   Wyeth                                                128,372           5,361
   Zimmer Holdings*                                     156,800          12,208
                                                                  --------------
                                                                        324,244
                                                                  --------------
INDUSTRIALS -- 9.1%
   3M                                                    45,600           3,609
   ACCO Brands*                                             482               7
   AGCO (B)*                                              2,600             156
   Alliant Techsystems (B)*                               1,300             135
   Allied Waste Industries*                              76,354             825

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Avis Budget Group*                                     3,750   $          40
   Boeing                                                38,603           2,871
   Brink's                                                  650              44
   Burlington Northern Santa Fe                          12,900           1,190
   Caterpillar (B)                                       47,100           3,687
   C.H. Robinson Worldwide                                3,200             174
   ChoicePoint*                                           1,300              62
   Continental Airlines, Cl B*                            2,450              47
   Cooper Industries, Cl A                                1,300              52
   Covanta Holding*                                       1,150              32
   Crane                                                 35,950           1,451
   CSX                                                   47,700           2,675
   Cummins                                               59,000           2,762
   Danaher                                                5,400             411
   Deere                                                 39,900           3,210
   Dover                                                  3,050             127
   DRS Technologies                                       1,050              61
   Dun & Bradstreet                                         800              65
   Eaton                                                 49,300           3,928
   Emerson Electric                                     235,700          12,129
   Equifax                                                7,000             241
   Expeditors International
      Washington (B)                                    313,400          14,159
   Fastenal (B)                                           3,600             165
   FedEx                                                 13,400           1,242
   First Solar*                                           1,400             324
   Flowserve                                              6,000             626
   Fluor (B)                                             64,350           9,084
   Foster Wheeler*                                        2,800             158
   GATX                                                   1,600              62
   General Dynamics                                       6,200             517
   General Electric                                   1,829,422          67,707
   Goodrich                                               3,950             227
   Harsco                                                 4,600             255
   Herman Miller                                            950              23
   Hertz Global Holdings (B)*                             9,500             115
   Honeywell International                               86,700           4,892
   Hubbell, Cl B                                          6,850             299
   Hudson Highland Group*                                   750               6
   IKON Office Solutions                                  5,019              38
   Illinois Tool Works                                    8,900             429
   Ingersoll-Rand, Cl A (B)                              50,600           2,256
   ITT                                                    4,000             207
   Jacobs Engineering Group*                              3,380             249
   JB Hunt Transport Services (B)                         1,800              57
   Joy Global                                             1,800             117
   Kansas City Southern (B)*                              2,600             104
   KBR*                                                   3,300              91
   Kirby*                                                 2,100             120
   L-3 Communications Holdings (B)                       14,900           1,629
   Lockheed Martin                                       57,100           5,670
   Manitowoc                                              1,300              53
   Manpower                                               2,200             124
   Masco (B)                                            169,200           3,355


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008         19

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   McDermott International*                               4,800   $         263
   Monster Worldwide*                                     5,000             121
   MSC Industrial Direct, Cl A                            4,000             169
   NCI Building Systems (B)*                              6,800             165
   Norfolk Southern                                     122,100           6,632
   Northrop Grumman                                     143,334          11,153
   Paccar (B)                                            15,168             683
   Pall                                                   4,750             167
   Parker Hannifin (B)                                  109,050           7,554
   Pentair (B)                                            2,400              77
   PHH*                                                     957              17
   Pitney Bowes                                           4,000             140
   Precision Castparts                                      800              82
   Quanta Services (B)*                                   8,100             188
   Raytheon                                              25,800           1,667
   Republic Services                                      9,600             281
   Robert Half International                              5,800             149
   Rockwell Automation                                    6,000             344
   Rockwell Collins (B)                                   7,900             451
   RR Donnelley & Sons                                   62,100           1,882
   Ryder System (B)                                      19,800           1,206
   Shaw Group*                                            1,550              73
   Skywest                                                4,400              93
   Southwest Airlines                                    18,950             235
   Spirit Aerosystems Holdings, Cl A*                    18,900             419
   SPX                                                   13,850           1,453
   Steelcase, Cl A                                       11,750             130
   Stericycle (B)*                                       22,000           1,133
   Terex*                                                   850              53
   Textron                                               20,200           1,119
   Timken                                                27,500             817
   Trane                                                  3,600             165
   Trinity Industries (B)                                 3,800             101
   Tyco International                                    75,600           3,330
   UAL (B)                                                5,000             108
   Union Pacific                                          8,500           1,066
   United Parcel Service, Cl B (B)                      211,561          15,448
   United Rentals*                                        4,550              86
   United Technologies                                  177,662          12,227
   Viad                                                     425              15
   Waste Management                                      21,200             711
   WESCO International*                                  17,900             653
   WW Grainger                                            4,800             367
                                                                  --------------
                                                                        227,544
                                                                  --------------
INFORMATION TECHNOLOGY -- 18.4%
   3Com*                                                  6,400              15
   Accenture, Cl A                                       13,000             457
   Activision*                                          166,750           4,554
   ADC Telecommunications*                                3,200              39
   Adobe Systems*                                        45,712           1,627
   Advanced Micro Devices (B)*                            3,800              22
   Advent Software (B)*                                   1,400              60

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Affiliated Computer Services, Cl A*                    2,100   $         105
   Agilent Technologies*                                 14,100             421
   Akamai Technologies (B)*                               6,400             180
   Altera                                                 6,400             118
   Amkor Technology (B)*                                 16,800             180
   Amphenol, Cl A                                         2,200              82
   Analog Devices                                        11,050             326
   Apple*                                               257,980          37,020
   Applied Materials                                     67,308           1,313
   Arrow Electronics*                                    44,500           1,497
   Autodesk*                                              4,100             129
   Automatic Data Processing                             25,400           1,077
   Avnet (B)*                                            39,000           1,276
   AVX                                                    4,950              63
   BEA Systems*                                           9,850             189
   BMC Software*                                         14,400             468
   Broadcom, Cl A*                                       43,000             829
   Broadridge Financial Solutions                         3,275              58
   Brocade Communications Systems*                        7,400              54
   CA                                                    23,568             530
   Cadence Design Systems*                               14,800             158
   Ciena (B)*                                             1,500              46
   Cisco Systems*                                       648,683          15,627
   Citrix Systems*                                       14,250             418
   Cognizant Technology Solutions,
      Cl A*                                               8,912             257
   Computer Sciences (B)*                                33,100           1,350
   Compuware (B)*                                        73,062             536
   Corning                                               25,700             618
   CSG Systems International*                             8,100              92
   Cypress Semiconductor (B)*                             6,250             148
   Dell (B)*                                            205,050           4,085
   Diebold                                                3,800             143
   Dolby Laboratories, Cl A*                              4,600             167
   DST Systems (B)*                                         850              56
   Earthlink*                                            33,800             255
   eBay (B)*                                            550,334          16,422
   EchoStar (B)*                                          1,070              32
   Electronic Arts (B)*                                 318,562          15,903
   Electronic Data Systems                               52,200             869
   EMC*                                                  69,500             997
   Emulex (B)*                                           14,900             242
   Fair Isaac                                             2,025              44
   Fidelity National Information Services                 5,129             196
   Fiserv*                                                2,125             102
   Flextronics International*                             7,800              73
   Global Payments                                        4,000             165
   Google, Cl A*                                         91,595          40,345
   Harris                                                 6,000             291
   Hewitt Associates, Cl A*                              41,400           1,646
   Hewlett-Packard                                      385,338          17,595
   Ingram Micro, Cl A*                                   93,200           1,475
   Integral Systems                                       2,600              76


--------------------------------------------------------------------------------
20         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Integrated Device Technology*                          9,200   $          82
   Intel                                                520,706          11,029
   International Business Machines                      162,536          18,714
   International Rectifier*                                 950              20
   Intersil, Cl A                                         2,750              71
   Intuit (B)*                                          531,900          14,367
   Iron Mountain*                                         4,725             125
   Juniper Networks (B)*                                275,250           6,881
   Kla-Tencor                                               700              26
   Lam Research*                                          2,600              99
   Lexmark International, Cl A (B)*                      41,000           1,260
   Linear Technology (B)                                155,771           4,781
   LSI Logic*                                            20,306             100
   Marvell Technology Group*                              9,100              99
   Mastercard, Cl A (B)                                  79,700          17,772
   MAXIMUS                                                  900              33
   McAfee*                                                4,400             146
   MEMC Electronic Materials*                            34,800           2,467
   Metavante Technologies*                                1,533              31
   Mettler Toledo International*                          2,300             223
   Microchip Technology (B)                               3,650             119
   Micron Technology (B)*                                16,100              96
   Microsoft                                            885,548          25,132
   MKS Instruments*                                       1,750              37
   Molex                                                    700              16
   Motorola                                              47,250             439
   Multi-Fineline Electronix (B)*                         7,200             135
   National Semiconductor                                24,800             454
   NAVTEQ*                                                2,150             146
   NetApp (B)*                                           10,900             219
   Novell*                                                3,500              22
   Nvidia (B)*                                           90,650           1,794
   Oracle*                                              157,785           3,086
   Paychex (B)                                            4,466             153
   Perot Systems, Cl A*                                   6,700             101
   Phoenix Technologies*                                  7,000             110
   PMC - Sierra (B)*                                      8,950              51
   Polycom (B)*                                          11,200             252
   QLogic (B)*                                           40,800             626
   Qualcomm                                           1,202,512          49,303
   Red Hat*                                               3,800              70
   Research In Motion (B)*                              344,610          38,676
   Salesforce.com*                                        1,500              87
   SanDisk (B)*                                           7,550             170
   Sanmina-SCI*                                         147,400             239
   Seagate Technology (B)                             1,037,800          21,732
   Semtech*                                               5,750              82
   Silicon Laboratories*                                    800              25
   Sun Microsystems (B)*                                724,200          11,247
   Sybase (B)*                                            1,200              32
   Symantec (B)*                                        205,327           3,413
   Synopsys*                                              9,289             211
   Tech Data*                                            15,593             511

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Teradata*                                            460,000   $      10,148
   Teradyne*                                              9,400             117
   Texas Instruments                                     86,900           2,457
   Total System Services                                  1,119              26
   Tyco Electronics*                                     27,200             933
   Verigy*                                                  863              16
   VeriSign (B)*                                          7,450             248
   Visa*                                                235,200          14,667
   Vishay Intertechnology (B)*                           81,300             737
   Volterra Semiconductor*                                3,900              44
   Western Digital (B)*                                  62,500           1,690
   Western Union                                        636,351          13,535
   Xerox                                                277,800           4,159
   Xilinx                                                11,000             261
   Yahoo!*                                               23,000             665
                                                                  --------------
                                                                        459,933
                                                                  --------------
MATERIALS -- 3.6%
   Air Products & Chemicals (B)                          25,100           2,309
   AK Steel Holding (B)*                                  2,000             109
   Alcoa                                                220,300           7,944
   Allegheny Technologies                                 2,855             204
   Ashland                                               11,700             553
   Ball                                                   4,400             202
   Carpenter Technology                                  23,700           1,326
   Celanese, Ser A                                       23,200             906
   Cleveland-Cliffs                                       1,100             132
   Crown Holdings*                                        3,000              75
   Dow Chemical                                         298,400          10,996
   Eagle Materials                                        1,506              54
   Eastman Chemical                                      35,300           2,204
   Ecolab (B)                                            11,200             486
   E.I. Du Pont de Nemours                              172,300           8,057
   Freeport-McMoRan Copper & Gold,
      Cl B (B)                                            8,910             857
   Greif, Cl A                                           20,700           1,406
   Hercules                                               3,250              59
   Huntsman                                               1,600              38
   International Flavors & Fragrances                     3,100             137
   International Paper (B)                              156,600           4,259
   Lubrizol                                              43,300           2,404
   Martin Marietta Materials (B)                            550              58
   MeadWestvaco                                           2,450              67
   Methanex                                              58,300           1,526
   Monsanto                                              27,538           3,070
   Mosaic*                                               20,600           2,114
   Newmont Mining                                        12,000             544
   Nucor                                                 92,500           6,266
   Olin (B)                                              18,400             364
   OM Group*                                             26,800           1,462
   Owens-Illinois*                                        2,750             155
   Pactiv*                                                8,000             210
   PPG Industries                                        42,000           2,541


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008         21

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund (Concluded)
March 31, 2008
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Praxair (B)                                          185,800   $      15,650
   Reliance Steel & Aluminum                              2,700             162
   Rohm & Haas (B)                                       35,200           1,904
   RPM International                                      3,000              63
   Sealed Air (B)                                        21,000             530
   Sigma-Aldrich                                          2,700             161
   Smurfit-Stone Container (B)*                          49,800             383
   Sonoco Products                                       29,200             836
   Southern Copper (B)                                      900              93
   Spartech                                              19,200             162
   Steel Dynamics (B)                                    33,800           1,117
   Temple-Inland                                          1,100              14
   Terra Industries (B)*                                 26,700             949
   United States Steel (B)                               22,400           2,842
   Valspar (B)                                           30,400             603
   Weyerhaeuser                                           4,407             287
                                                                  --------------
                                                                         88,850
                                                                  --------------
TELECOMMUNICATION SERVICES -- 4.1%
   American Tower, Cl A (B)*                            230,064           9,021
   AT&T                                               1,215,761          46,564
   Atlantic Tele-Network                                  7,000             237
   CenturyTel                                            39,400           1,310
   Citizens Communications                               13,450             141
   Crown Castle International (B)*                      529,272          18,254
   Embarq                                                 9,576             384
   Leap Wireless International (B)*                       2,300             107
   Qwest Communications
      International (B)                                  72,561             329
   SBA Communications, Cl A (B)*                          2,550              76
   Sprint Nextel (B)                                    435,302           2,912
   Telephone & Data Systems                               2,600             102
   Telephone & Data Systems, Special
   Shares*                                                2,600              97
   US Cellular*                                           6,500             357
   Verizon Communications                               636,405          23,197
   Windstream                                            54,723             654
                                                                  --------------
                                                                        103,742
                                                                  --------------
UTILITIES -- 2.6%
   AES*                                                 100,650           1,678
   Allegheny Energy                                      11,900             601
   Alliant Energy                                        83,900           2,937
   Ameren (B)                                            60,000           2,642
   American Electric Power                              167,700           6,981
   Aqua America (B)                                       1,333              25
   Centerpoint Energy                                    38,600             551
   CMS Energy                                            70,900             960
   Consolidated Edison                                    4,700             187
   Constellation Energy Group                            21,100           1,863
   Dominion Resources                                    46,300           1,891
   DTE Energy (B)                                        98,620           3,835

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Duke Energy                                          120,344   $       2,148
   Dynegy, Cl A*                                          6,800              54
   Edison International                                  55,800           2,735
   Energy East                                            1,250              30
   Entergy                                               41,650           4,543
   Equitable Resources                                      900              53
   Exelon                                                28,600           2,324
   FirstEnergy                                          104,700           7,185
   FPL Group                                              6,900             433
   Great Plains Energy                                    3,550              88
   Idacorp (B)                                            1,450              47
   Mirant*                                                2,800             102
   Nicor (B)                                              2,350              79
   NiSource                                               8,950             154
   NRG Energy (B)*                                       45,400           1,770
   OGE Energy                                             6,100             190
   Pepco Holdings                                       111,000           2,744
   PG&E                                                  62,150           2,288
   Pinnacle West Capital (B)                             44,300           1,554
   PPL                                                    9,800             450
   Progress Energy (B)                                   21,050             878
   Public Service Enterprise Group                       99,800           4,011
   Questar                                                8,400             475
   Reliant Energy*                                       18,862             446
   Sempra Energy                                          7,450             397
   Sierra Pacific Resources                              36,000             455
   Southern (B)                                          13,800             491
   TECO Energy (B)                                       92,100           1,469
   Wisconsin Energy (B)                                  18,200             801
   Xcel Energy (B)                                      118,800           2,370
                                                                  --------------
                                                                         64,915
                                                                  --------------
Total Common Stock
   (Cost $2,081,399) ($ Thousands)                                    2,432,215
                                                                  --------------
CORPORATE OBLIGATION (C) (E) -- 0.3%

FINANCIALS -- 0.3%
   SLM MTN, Ser S
      2.827%, 04/14/08                            $       7,660           7,660
                                                                  --------------
Total Corporate Obligation
  (Cost $7,660) ($ Thousands)                                             7,660
                                                                  --------------

                                                      Number of
                                                         Rights
                                                  -------------
RIGHTS -- 0.0%
   MCGC Capital, Expires 04/18/08*                        4,500               5
                                                                  --------------
Total Rights
   (Cost $--) ($ Thousands)                                                   5
                                                                  --------------


--------------------------------------------------------------------------------
22         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CASH EQUIVALENTS** -- 19.0%
   Merrill Lynch EBP Master,
      2.090%                                          8,940,051   $       8,940
   SEI Daily Income Trust,
      Prime Obligation Fund, Cl A,
      3.190%++                                       56,335,014          56,335
   SEI Liquidity Fund L.P.,
      3.200%++ (C)                                  410,500,852         410,501
                                                                  --------------
Total Cash Equivalents
   (Cost $475,776) ($ Thousands)                                        475,776
                                                                  --------------
U.S. TREASURY OBLIGATIONS (A) (D) -- 0.2%
   U. S. Treasury Bill
      2.167%, 05/22/08                            $       4,274           4,267
      0.731%, 06/19/08                                      100             100
                                                                  --------------
Total U.S. Treasury Obligations
   (Cost $4,362) ($ Thousands)                                            4,367
                                                                  --------------
Total Investments -- 116.7%
   (Cost $2,569,197) ($ Thousands)                                $   2,920,023
                                                                  ==============

A summary of the open futures contracts held by the Fund at March 31, 2008, is as follows (see Note 2 in Notes to Financial Statements):

--------------------------------------------------------------------------------
                                  NUMBER OF                          UNREALIZED
TYPE OF                           CONTRACTS       EXPIRATION       APPRECIATION
CONTRACT                       LONG (SHORT)             DATE      ($ THOUSANDS)
--------------------------------------------------------------------------------

S&P Mid 400 Index E-MINI                 79         Jun-2008      $         142
S&P 500 Composite Index                 128         Jun-2008              1,852
                                                                  -------------
                                                                  $       1,994
                                                                  =============

Percentages are based on Net Assets of $2,502,596 ($ Thousands).

*     Non-Income Producing Security.

**    Rate shown is the 7-day effective yield as of March 31, 2008.

+     Real Estate Investment Trust.

++    Investment in Affiliated Security (see Note 3).

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) This security or a partial position of this security is on loan at March 31, 2008 (see Note 7). The total value of securities on loan at March 31, 2008 was $409,914 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan (see Note 7). The total value of such securities as of March 31, 2008 was $418,161 ($ Thousands).

(D)   The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2008.

ADR -- American Depositary Receipt
Cl -- Class
L.P. -- Limited Partnership
MTN -- Medium Term Note
Ser -- Series

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008         23

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund
March 31, 2008
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS#:

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Information Technology                                                    14.7%
Financials                                                                11.4%
Industrials                                                               10.6%
Health Care                                                               10.5%
Consumer Discretionary                                                     9.1%
Energy                                                                     8.8%
Short-Term Investment                                                      6.6%
Consumer Staples                                                           6.5%
U.S. Government Agency Obligations                                         5.4%
Mortgage-Backed Securities                                                 4.7%
Asset-Backed Securities                                                    3.1%
Materials                                                                  3.1%
Telecommunication Services                                                 2.8%
Utilities                                                                  2.3%
U.S. Treasury Obligations                                                  0.4%
Purchased Options                                                          0.0%

#     Percentages based on total investments

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 95.6%

CONSUMER DISCRETIONARY -- 11.0%
   Abercrombie & Fitch, Cl A (D)                         23,500   $       1,719
   Aeropostale*                                          40,100           1,087
   Amazon.com*                                           28,238           2,013
   American Eagle Outfitters (D)                         16,100             282
   AnnTaylor Stores (D)*                                 17,300             418
   Apollo Group, Cl A*                                   50,800           2,195
   Asbury Automotive Group                               20,200             278
   Autoliv                                               17,000             853
   Autozone*                                              1,183             135
   Best Buy (D)                                         147,271           6,106
   Big Lots (D)*                                        188,809           4,210
   Black & Decker                                         1,800             119
   BorgWarner                                            13,500             581
   Brinker International (D)                             59,500           1,104
   Cablevision Systems, Cl A (D)*                        82,361           1,765
   Cache*                                                 7,600              86
   California Pizza Kitchen*                             10,100             132
   Capella Education*                                     4,400             240
   Career Education*                                      5,200              66
   CBS, Cl B (D)                                         51,983           1,148
   Central European Media Enterprises, Cl A*              1,200             102
   Charlotte Russe Holding*                               4,700              81
   Choice Hotels International                            2,031              69
   Christopher & Banks                                   30,300             303
   Clear Channel Communications                          10,080             295
   Coach (D)*                                            20,695             624
   Comcast, Cl A (D)*                                    60,027           1,161
   Cooper Tire & Rubber                                  11,900             178
   CROCS*                                                15,900             278
   Darden Restaurants (D)                                33,800           1,100
   Deckers Outdoor*                                       6,900             744
   Dick's Sporting Goods*                                 1,900              51
   DIRECTV Group (D)*                                   300,331           7,445

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Discovery Holding, Cl A*                              46,600   $         989
   DISH Network, Cl A*                                   29,508             848
   Dollar Tree*                                          83,100           2,293
   Eastman Kodak (D)                                      2,600              46
   EW Scripps, Cl A                                       1,700              71
   Expedia*                                              45,481             996
   Family Dollar Stores                                   7,400             144
   Ford Motor (D)*                                      510,413           2,920
   Fortune Brands                                           900              63
   GameStop, Cl A*                                       37,500           1,939
   Gannett                                                7,931             230
   Gap                                                   64,716           1,274
   Garmin*                                                6,500             351
   General Motors (D)                                    21,400             408
   Gentex (D)                                            53,600             919
   Genuine Parts                                          6,263             252
   Goodyear Tire & Rubber (D)*                            7,000             181
   Guess?                                                 6,700             271
   Gymboree (D)*                                         34,400           1,372
   H&R Block                                              6,500             135
   Hanesbrands (D)*                                     141,261           4,125
   Harley-Davidson                                       13,433             504
   Harman International Industries                       14,400             627
   Hasbro (D)                                           105,542           2,945
   Home Depot                                            60,300           1,687
   IAC/InterActive*                                      26,500             550
   Idearc                                                25,433              93
   International Game Technology                        150,000           6,031
   International Speedway, Cl A                           4,600             189
   Interpublic Group (D)*                               311,857           2,623
   ITT Educational Services*                             20,500             942
   J Crew Group*                                         13,900             614
   Jack in the Box (D)*                                  25,800             693
   Jarden*                                                1,200              26
   John Wiley & Sons, Cl A                                5,900             234
   Johnson Controls (D)                                  41,409           1,400
   Jones Apparel Group                                   85,900           1,153
   Kohl's*                                                2,256              97
   Landry's Restaurants                                   2,900              47
   Las Vegas Sands*                                       1,600             118
   Liberty Global, Cl A (D)*                             93,704           3,193
   Liberty Media - Entertainment, Cl A*                  67,600           1,530
   Ltd Brands                                            27,400             469
   Macy's                                                 3,800              88
   Marriott International, Cl A                          29,088             999
   Marvel Entertainment*                                 46,800           1,254
   Mattel                                                10,900             217
   McDonald's (D)                                        87,042           4,854
   MDC Holdings                                           1,300              57
   Meredith                                               1,400              54
   MGM Mirage*                                          106,600           6,265
   Mohawk Industries*                                     1,800             129
   NetFlix*                                              43,200           1,497


--------------------------------------------------------------------------------
24         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Newell Rubbermaid                                     28,505   $         652
   News, Cl A                                            53,577           1,005
   Nike, Cl B                                            27,624           1,878
   NVR*                                                   2,500           1,494
   Omnicom Group                                          6,148             272
   Orient-Express Hotels, Cl A                              600              26
   Penn National Gaming*                                 12,600             551
   Penske Auto Group (D)                                 78,343           1,525
   PetSmart                                              18,300             374
   PF Chang's China Bistro*                               4,300             122
   Phillips-Van Heusen                                      500              19
   Polo Ralph Lauren                                      1,300              76
   Pulte Homes                                            5,100              74
   RadioShack                                             4,300              70
   Regal Entertainment Group, Cl A                        2,900              56
   Rent-A-Center*                                        12,100             222
   Reuters Group ADR*                                    61,000           4,227
   R.H. Donnelley (D)*                                   10,000              51
   Saks*                                                  8,700             108
   Scientific Games, Cl A*                                4,100              87
   Service International                                 64,996             659
   Shaw Communications, Cl B (D)*                        87,200           1,585
   Sherwin-Williams (D)                                  32,080           1,637
   Snap-On                                               46,476           2,363
   Stamps.com*                                            2,900              30
   Stanley Works                                          9,100             433
   Staples*                                             325,000           7,186
   Target                                                 5,945             301
   Thor Industries                                       35,400           1,054
   Tiffany                                                6,100             255
   Tim Hortons                                            5,387             183
   Time Warner (D)                                      560,238           7,854
   Time Warner Cable, Cl A*                               6,037             151
   TJX                                                    6,700             222
   Toll Brothers*                                         7,000             164
   TravelCenters of America LLC*                              1              --
   TRW Automotive Holdings (D)*                          97,436           2,277
   Urban Outfitters*                                     15,500             486
   Valassis Communications*                              15,900             172
   VF                                                    11,718             908
   Viacom, Cl B (D)*                                     42,400           1,680
   WABCO Holdings                                         2,200             100
   Walt Disney (D)                                      243,779           7,650
   Warnaco Group*                                        16,900             666
   Washington Post, Cl B                                    200             132
   Weight Watchers International                        129,300           5,990
   Whirlpool (D)                                          1,500             130
   Wyndham Worldwide (D)                                104,107           2,153
   Wynn Resorts*                                          8,200             825
   Yum! Brands (D)                                       58,410           2,173
                                                                  --------------
                                                                        160,282
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 7.8%
   Alberto-Culver                                         3,200   $          88
   Altria Group (D)                                      72,846           1,617
   Anheuser-Busch (D)                                    60,024           2,848
   Archer-Daniels-Midland (D)                           131,877           5,428
   Avon Products                                         13,300             526
   Bare Escentuals*                                      38,200             895
   BJ's Wholesale Club*                                   1,800              64
   Brown-Forman, Cl B                                    12,100             801
   Bunge                                                  9,700             843
   Church & Dwight                                        4,500             244
   Clorox                                                34,200           1,937
   Coca-Cola (D)                                         75,805           4,614
   Coca-Cola Enterprises                                145,608           3,524
   Colgate-Palmolive                                     18,412           1,434
   ConAgra Foods                                        102,700           2,460
   Constellation Brands, Cl A*                          105,778           1,869
   Corn Products International                            7,300             271
   Costco Wholesale                                       9,558             621
   CVS Caremark                                          34,088           1,381
   Dean Foods                                            41,069             825
   Del Monte Foods                                        7,100              68
   Energizer Holdings*                                   10,100             914
   Estee Lauder, Cl A                                    24,300           1,114
   General Mills (D)                                     55,000           3,293
   Hansen Natural (D)*                                    2,300              81
   Herbalife                                             64,900           3,083
   HJ Heinz                                              11,474             539
   JM Smucker                                             8,100             410
   Kellogg                                               18,475             971
   Kimberly-Clark (D)                                    41,635           2,688
   Kraft Foods, Cl A                                      9,039             280
   Kroger (D)                                           287,648           7,306
   Loews - Carolina Group                                12,750             925
   McCormick                                              2,653              98
   Molson Coors Brewing, Cl B                            18,727             984
   Nu Skin Enterprises, Cl A                              1,800              32
   Pepsi Bottling Group (D)                              32,671           1,108
   PepsiAmericas                                         18,400             470
   PepsiCo (D)                                          104,547           7,548
   Philip Morris International*                          72,846           3,685
   Procter & Gamble (D)                                 272,627          19,103
   Ralcorp Holdings*                                        900              52
   Reynolds American (D)                                 29,790           1,759
   Rite Aid*                                            499,240           1,468
   Safeway (D)                                           66,406           1,949
   Sara Lee                                              45,900             642
   Smithfield Foods*                                      9,900             255
   SUPERVALU (D)                                         57,953           1,737
   SYSCO                                                206,530           5,994
   Tyson Foods, Cl A (D)                                146,729           2,340
   UST                                                    2,300             125
   Wal-Mart Stores (D)                                   70,850           3,732


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008         25

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Walgreen                                             176,700   $       6,731
   Whole Foods Market                                    11,300             373
   WM Wrigley Jr.                                        10,200             641
                                                                  --------------
                                                                        114,788
                                                                  --------------
ENERGY -- 10.6%
   Anadarko Petroleum                                     6,400             403
   Apache                                                 9,622           1,163
   Arch Coal                                              1,500              65
   Baker Hughes                                           5,830             399
   Cameron International (D)*                            16,676             694
   Chesapeake Energy (D)                                 83,200           3,840
   Chevron (D)                                          259,165          22,122
   Cimarex Energy (D)                                    57,400           3,142
   ConocoPhillips (D)                                   119,179           9,083
   Consol Energy                                          2,800             194
   Denbury Resources*                                    13,800             394
   Devon Energy                                          10,900           1,137
   Diamond Offshore Drilling                              1,400             163
   Dresser-Rand Group (D)*                               11,500             354
   EnCana (D)                                            14,800           1,121
   ENSCO International                                    8,900             557
   EOG Resources                                         30,000           3,600
   Exxon Mobil (D)                                      496,896          42,027
   FMC Technologies (D)*                                 33,300           1,894
   Forest Oil*                                            3,900             191
   Frontier Oil                                          58,700           1,600
   Frontline (D)*                                         1,400              64
   Global Industries*                                    12,300             198
   Grant Prideco*                                           300              15
   Halliburton (D)                                      188,610           7,418
   Helix Energy Solutions Group*                          1,600              50
   Helmerich & Payne                                     40,500           1,898
   Hess                                                   1,345             119
   Holly (D)                                             23,500           1,020
   Marathon Oil (D)                                     143,525           6,545
   Massey Energy                                          1,700              62
   Murphy Oil                                            42,726           3,510
   National Oilwell Varco*                               22,002           1,285
   Newfield Exploration*                                  1,000              53
   Noble (D)                                             29,500           1,465
   Noble Energy                                           2,000             146
   Occidental Petroleum (D)                              77,410           5,664
   Oceaneering International*                             5,300             334
   Overseas Shipholding Group                             6,600             462
   Patterson-UTI Energy (D)                              75,000           1,964
   Peabody Energy                                           900              46
   Petro-Canada (D)*                                     40,000           1,736
   Plains Exploration & Production*                      57,809           3,072
   Pride International (D)*                              17,316             605
   Quicksilver Resources*                                 2,000              73
   Range Resources                                          900              57
   Rowan                                                 26,500           1,091

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   SandRidge Energy*                                     22,500   $         881
   Schlumberger                                          45,174           3,930
   SEACOR Holdings*                                       8,400             717
   Smith International                                   10,300             662
   Southwestern Energy*                                     400              14
   Sunoco (D)                                            59,700           3,132
   Superior Energy Services*                                600              24
   Teekay Shipping                                        1,600              68
   Tesoro                                                22,200             666
   Tidewater                                             27,900           1,538
   Transocean                                             7,019             949
   Trico Marine Services*                                 8,900             347
   Valero Energy (D)                                     55,100           2,706
   Weatherford International*                            11,357             823
   Willbros Group*                                       12,000             367
   Williams                                             130,846           4,315
   XTO Energy                                             5,091             315
                                                                  --------------
                                                                        154,549
                                                                  --------------
FINANCIALS -- 13.6%
   ACE                                                   55,090           3,033
   Aflac                                                 12,516             813
   Alleghany*                                             1,943             664
   Allied Capital                                        15,211             280
   Allied World Assurance Holdings                        5,100             202
   Allstate (D)                                          84,360           4,054
   AMB Property+                                          1,000              54
   American Express                                      13,315             582
   American Financial Group (D)                          82,596           2,111
   American International Group (D)                     116,622           5,044
   American National Insurance                            1,733             185
   AmeriCredit*                                           1,115              11
   Ameriprise Financial                                  39,988           2,073
   Annaly Capital Management+                           107,800           1,651
   AON (D)                                               16,086             647
   Arch Capital Group*                                    1,800             124
   Ashford Hospitality Trust+                            38,800             220
   Aspen Insurance Holdings                               5,800             153
   Assurant (D)                                          11,874             723
   Astoria Financial                                      7,700             209
   AvalonBay Communities+ (D)                            15,854           1,530
   Axis Capital Holdings                                 96,347           3,274
   Bancorpsouth                                           8,800             204
   Bank of America (D)                                  163,636           6,203
   Bank of Hawaii                                         3,300             164
   Bank of New York Mellon                               68,397           2,854
   BB&T                                                  17,139             549
   BlackRock                                             14,078           2,874
   BOK Financial                                          9,961             520
   Boston Properties+                                    51,442           4,736
   Brandywine Realty Trust+ (D)                          79,800           1,353
   Camden Property Trust+                                 1,300              65
   Capital One Financial (D)                             29,106           1,433


--------------------------------------------------------------------------------
26         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Capitol Federal Financial                              2,951   $         111
   CBL & Associates Properties+                          54,600           1,285
   Charles Schwab                                       306,040           5,763
   Chubb (D)                                             80,304           3,973
   Cincinnati Financial                                   7,153             272
   CIT Group (D)                                         51,964             616
   Citigroup (D)                                        271,434           5,814
   City National                                          1,900              94
   CME Group                                             19,374           9,088
   Colonial BancGroup                                    53,800             518
   Colonial Properties Trust+                             7,780             187
   Comerica (D)                                           3,845             135
   Commerce Bancshares                                    1,300              55
   Conseco*                                              42,500             433
   Credicorp (D)                                         21,700           1,557
   Crystal River Capital+                                 4,200              37
   Cullen/Frost Bankers                                   3,600             191
   Douglas Emmett+                                        5,400             119
   East West Bancorp                                     18,588             330
   Eaton Vance (D)                                       14,400             439
   Endurance Specialty Holdings                          74,200           2,716
   Erie Indemnity, Cl A                                   1,100              56
   Everest Re Group                                      23,400           2,095
   Fairfax Financial Holdings                             6,400           1,837
   Fannie Mae                                            20,147             530
   Federated Investors, Cl B                             23,800             932
   First American                                         2,000              68
   First Citizens BancShares, Cl A                        2,343             326
   Forest City Enterprises, Cl A                          4,830             178
   Forestar Real Estate Group*                           17,134             427
   Franklin Resources (D)                                40,116           3,891
   Freddie Mac                                            2,200              56
   Fulton Financial                                      20,700             254
   General Growth Properties+ (D)                        31,500           1,202
   GLG Partners*                                         76,460             908
   Goldman Sachs Group (D)                               33,524           5,545
   Greenhill                                             12,400             863
   Hanover Insurance Group (D)                           24,200             996
   Hartford Financial Services Group                     13,203           1,000
   HCC Insurance Holdings                                 2,300              52
   Hospitality Properties Trust+                          9,787             333
   Host Hotels & Resorts+                                28,048             447
   Hudson City Bancorp                                  128,600           2,274
   Huntington Bancshares                                 62,800             675
   IntercontinentalExchange*                             70,600           9,213
   Investment Technology Group*                          20,700             956
   iStar Financial+ (D)                                  67,400             946
   Janus Capital Group (D)                              104,872           2,440
   Jefferies Group                                        7,000             113
   Jones Lang LaSalle (D)                                27,552           2,131
   JPMorgan Chase (D)                                   332,972          14,301
   Kilroy Realty+                                         2,096             103
   Lazard L.P., Cl A                                      3,900             149
   Leucadia National                                     25,700           1,162

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Liberty Media - Capital, Ser A*                       25,490   $         401
   Loews (D)                                            126,742           5,098
   M&T Bank                                               1,700             137
   Markel*                                                  394             173
   Marsh & McLennan                                       4,997             122
   Marshall & Ilsley                                      7,100             165
   MBIA (D)                                               5,500              67
   Merrill Lynch (D)                                     12,509             510
   MetLife (D)                                           42,548           2,564
   MF Global*                                            53,133             527
   Montpelier Re Holdings                                16,200             260
   Moody's (D)                                           14,500             505
   Morgan Stanley (D)                                    24,062           1,100
   MSCI, Cl A*                                           13,400             399
   NASDAQ Stock Market*                                  13,284             514
   Nationwide Financial Services, Cl A                    1,000              47
   New York Community Bancorp                            30,000             547
   Northern Trust                                        31,683           2,106
   NorthStar Realty Finance+ (D)                        106,100             867
   Parkway Properties+                                    5,700             211
   PartnerRe                                             54,855           4,185
   Penson Worldwide*                                      5,600              52
   Platinum Underwriters Holdings                         2,400              78
   Plum Creek Timber+                                     2,900             118
   PNC Financial Services Group (D)                       2,646             173
   Progressive                                            3,300              53
   Prudential Financial                                   6,000             469
   Raymond James Financial                               34,800             800
   Rayonier+ (D)                                         92,406           4,014
   Regions Financial                                     77,184           1,524
   RenaissanceRe Holdings                                 6,500             337
   Resource Capital+                                      3,100              23
   Safeco                                                41,389           1,816
   SLM                                                   15,600             239
   St. Joe                                                2,575             111
   Stancorp Financial Group                              30,800           1,469
   State Street                                           4,094             323
   Sunstone Hotel Investors+                             11,100             178
   SunTrust Banks (D)                                    42,821           2,361
   T. Rowe Price Group                                    5,454             273
   TCF Financial                                          6,700             120
   TD Ameritrade Holding*                               192,805           3,183
   TFS Financial*                                        17,261             208
   Torchmark                                              2,671             161
   Toronto-Dominion Bank                                  3,728             229
   Transatlantic Holdings                                12,965             860
   Travelers (D)                                        196,816           9,418
   Unitrin                                                5,535             196
   Unum Group                                             8,800             194
   US Bancorp                                             3,404             110
   Valley National Bancorp                                3,100              60
   Ventas+                                                1,800              81
   Wachovia (D)                                         105,181           2,840
   Washington Federal                                    10,700             244


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008         27

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Washington Mutual (D)                                 11,800   $         122
   Wells Fargo (D)                                      119,812           3,487
   White Mountains Insurance Group                          787             378
   Whitney Holding                                        9,100             226
   Willis Group Holdings                                 47,400           1,593
   Wilmington Trust                                       1,700              53
   WR Berkley                                            53,800           1,490
   XL Capital, Cl A                                      23,800             703
                                                                  --------------
                                                                        199,656
                                                                  --------------
HEALTH CARE -- 12.6%
   Abbott Laboratories (D)                               46,875           2,585
   Abraxis Bioscience*                                      228              13
   Advanced Medical Optics*                               5,357             109
   Aetna (D)                                             72,790           3,064
   Allergan                                             136,294           7,686
   AmerisourceBergen (D)                                144,255           5,912
   Amgen*                                               161,855           6,762
   Amylin Pharmaceuticals*                                3,400              99
   Analogic*                                              1,400              93
   APP Pharmaceuticals*                                   2,418              29
   Applera -- Applied Biosystems Group                   58,967           1,938
   Aspect Medical Systems*                                2,000              12
   Baxter International                                  75,207           4,348
   Beckman Coulter                                        1,100              71
   Becton Dickinson (D)                                  27,448           2,356
   Biogen Idec (D)*                                      20,500           1,265
   Bristol-Myers Squibb                                  84,103           1,791
   Cardinal Health (D)                                  144,360           7,580
   Celgene*                                               8,506             521
   Charles River Laboratories International (D)*          4,900             289
   Cigna (D)                                            108,457           4,400
   Cooper                                                 1,300              45
   Covance*                                              15,100           1,253
   Coventry Health Care*                                  4,908             198
   Covidien (D)*                                          2,400             106
   C.R. Bard                                              1,100             106
   Cubist Pharmaceuticals*                               43,400             799
   DaVita*                                                1,000              48
   Dentsply International                                21,800             842
   Dionex*                                                5,400             416
   Edwards Lifesciences*                                 17,132             763
   Eli Lilly (D)                                         57,789           2,981
   Endo Pharmaceuticals Holdings*                        28,800             689
   Express Scripts (D)*                                  66,500           4,277
   Forest Laboratories (D)*                              53,600           2,145
   Gen-Probe*                                             6,200             299
   Genentech (D)*                                       140,800          11,430
   Genzyme*                                              19,038           1,419
   Gilead Sciences (D)*                                  44,034           2,269
   Health Management Associates, Cl A                     8,605              46

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Health Net (D)*                                      107,856   $       3,322
   Henry Schein*                                          6,700             385
   Hillenbrand Industries                                 7,737             370
   HLTH*                                                 29,500             281
   Hospira*                                               1,300              56
   Humana (D)*                                           72,360           3,246
   Idexx Laboratories*                                   37,900           1,867
   ImClone Systems*                                       2,700             115
   IMS Health                                             5,100             107
   Intuitive Surgical*                                    8,300           2,692
   Invacare                                               3,000              67
   Invitrogen (D)*                                       13,100           1,120
   Johnson & Johnson (D)                                138,575           8,989
   Kinetic Concepts*                                      8,400             388
   King Pharmaceuticals*                                210,600           1,832
   Laboratory of America Holdings*                        1,545             114
   LifePoint Hospitals*                                  13,900             382
   Lincare Holdings*                                     31,800             894
   Martek Biosciences*                                    3,900             119
   McKesson (D)                                         102,097           5,347
   Medco Health Solutions (D)*                          224,956           9,851
   Medical Action Industries*                             1,800              30
   Medtronic (D)                                         66,392           3,211
   Mentor                                                16,700             430
   Merck (D)                                            112,936           4,286
   Merit Medical Systems*                                 5,300              84
   Millennium Pharmaceuticals*                          100,500           1,554
   Omnicare                                               3,400              62
   OSI Pharmaceuticals*                                  32,400           1,211
   Par Pharmaceutical*                                    4,200              73
   Patterson*                                             4,200             152
   Pediatrix Medical Group*                               1,900             128
   PerkinElmer                                           24,877             603
   Pfizer (D)                                           681,981          14,274
   Pharmaceutical Product Development                     7,300             306
   Quest Diagnostics                                     16,900             765
   Quidel*                                               30,600             491
   Schering-Plough                                       58,796             847
   Sciele Pharma*                                         2,200              43
   Sepracor*                                             19,597             383
   St. Jude Medical*                                      2,500             108
   STERIS                                                 2,800              75
   Stryker                                               52,650           3,425
   Tenet Healthcare*                                    334,629           1,894
   Thermo Fisher Scientific*                             18,612           1,058
   UnitedHealth Group (D)                               368,635          12,666
   Universal Health Services, Cl B                        2,500             134
   VCA Antech*                                            7,500             205
   Vertex Pharmaceuticals*                                6,400             153
   Warner Chilcott, Cl A*                                49,300             887
   Waters (D)*                                           19,063           1,062
   Watson Pharmaceuticals*                                3,400             100
   WellPoint (D)*                                        72,411           3,196


--------------------------------------------------------------------------------
28         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Wyeth                                                 50,356   $       2,103
   Zimmer Holdings*                                      72,500           5,645
                                                                  --------------
                                                                        184,242
                                                                  --------------
INDUSTRIALS -- 12.7%
   3M (D)                                                28,345           2,244
   AGCO*                                                  4,900             293
   Alliant Techsystems*                                   5,200             538
   Allied Waste Industries*                             171,568           1,855
   Ametek                                                 7,300             321
   Armstrong World Industries*                            4,954             177
   BE Aerospace*                                          2,900             101
   Boeing (D)                                           152,248          11,323
   Burlington Northern Santa Fe                          10,328             952
   Carlisle                                              10,414             348
   Caterpillar (D)                                       36,800           2,881
   C.H. Robinson Worldwide (D)                           43,379           2,360
   Con-way                                                1,200              59
   Continental Airlines, Cl B*                            5,600             108
   Cooper Industries, Cl A                                7,300             293
   Copart*                                                3,800             147
   Corporate Executive Board                              3,300             134
   Corrections of America*                               10,000             275
   Crane                                                 47,400           1,913
   CSX                                                   78,642           4,409
   Cummins (D)                                           95,200           4,457
   Danaher                                                  845              64
   Deere                                                  8,500             684
   Delta Air Lines*                                     113,366             975
   Dover                                                 13,100             547
   DryShips                                              15,600             935
   Dun & Bradstreet (D)                                   2,674             218
   Eaton (D)                                             32,000           2,549
   Emerson Electric                                       3,418             176
   Equifax                                                1,600              55
   Expeditors International Washington                  156,500           7,071
   Fastenal                                              27,900           1,281
   FedEx (D)                                             52,184           4,836
   First Solar*                                           6,900           1,595
   Flowserve (D)                                         23,652           2,469
   Fluor                                                 25,180           3,554
   Foster Wheeler*                                        9,000             510
   GATX                                                   8,798             344
   General Cable*                                         1,900             112
   General Dynamics                                       5,782             482
   General Electric (D)                                 826,437          30,586
   Goodrich (D)                                          43,000           2,473
   Harsco (D)                                            21,901           1,213
   Herman Miller                                         10,000             246
   Hertz Global Holdings*                                27,432             331
   Honeywell International (D)                           33,774           1,906
   Hubbell, Cl B                                         29,300           1,280
   IDEX                                                   3,800             117

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Illinois Tool Works                                    5,900   $         285
   Ingersoll-Rand, Cl A                                  58,500           2,608
   ITT                                                    1,418              73
   Jacobs Engineering Group*                             43,721           3,217
   JB Hunt Transport Services                             4,500             141
   Kansas City Southern*                                  7,022             282
   KBR*                                                  56,593           1,569
   Kennametal                                             9,000             265
   Kimball International, Cl B                           10,500             113
   Kirby*                                                 1,000              57
   L-3 Communications Holdings (D)                       18,600           2,034
   Lennox International                                  49,700           1,788
   Lincoln Electric Holdings                              1,100              71
   Lockheed Martin (D)                                   79,495           7,894
   Manitowoc                                             15,300             624
   Manpower                                              48,676           2,739
   McDermott International*                               5,700             312
   MSC Industrial Direct, Cl A (D)                        3,900             165
   NCI Building Systems*                                  1,300              31
   Norfolk Southern                                      66,300           3,601
   Northrop Grumman (D)                                  62,583           4,870
   Northwest Airlines*                                   38,663             348
   Nuco2*                                                 5,500             153
   Oshkosh Truck                                          6,500             236
   Owens Corning*                                        35,891             651
   Paccar                                                 8,888             400
   Pall                                                   7,100             249
   Parker Hannifin (D)                                   58,597           4,059
   Pentair                                                8,000             255
   Precision Castparts (D)                               17,480           1,784
   Quanta Services*                                      52,818           1,224
   Raytheon (D)                                          93,476           6,039
   Republic Airways Holdings*                             5,000             108
   Republic Services                                     17,300             506
   Robert Half International                             65,900           1,696
   Rockwell Automation (D)                               18,300           1,051
   Rockwell Collins                                       1,154              66
   Roper Industries                                       4,138             246
   RR Donnelley & Sons (D)                               42,439           1,286
   Ryder System (D)                                      21,000           1,279
   Shaw Group*                                           12,500             589
   Southwest Airlines                                     4,800              60
   SPX (D)                                                5,294             555
   Steelcase, Cl A                                      152,067           1,682
   Stericycle (D)*                                       39,570           2,038
   Sunpower, Cl A*                                        1,000              75
   Teleflex                                               1,700              81
   Terex*                                                 3,700             231
   Textron                                               12,100             671
   Thomas & Betts (D)*                                   25,700             935
   Timken (D)                                            93,368           2,775
   Toro                                                   5,800             240
   Trane                                                  1,100              50


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008         29

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Trinity Industries                                    33,400   $         890
   TrueBlue*                                             26,400             355
   Tyco International (D)                                46,100           2,031
   UAL                                                      800              17
   Union Pacific                                          6,839             857
   United Parcel Service, Cl B                          150,253          10,971
   United Rentals*                                        2,300              43
   United Technologies                                   14,004             964
   URS*                                                  29,094             951
   WESCO International*                                  42,538           1,552
   WW Grainger (D)                                       17,452           1,333
                                                                  --------------
                                                                        186,118
                                                                  --------------
INFORMATION TECHNOLOGY -- 17.6%
   Accenture, Cl A                                       35,367           1,244
   Activision*                                           15,300             418
   ADC Telecommunications*                               10,200             123
   Adobe Systems*                                       106,700           3,797
   Advanced Micro Devices*                               21,400             126
   Agilent Technologies (D)*                             45,400           1,354
   Akamai Technologies*                                   2,864              81
   Alliance Data Systems*                                 5,200             247
   Altera                                                 6,700             123
   Amdocs*                                               66,460           1,885
   Amphenol, Cl A                                         3,500             130
   Analog Devices                                        38,600           1,139
   Anaren*                                                4,500              57
   Apple*                                                66,848           9,593
   Applied Materials (D)                                  3,195              62
   Arrow Electronics (D)*                               103,794           3,493
   Atmel*                                               233,340             812
   Autodesk*                                              2,300              72
   Automatic Data Processing                             85,401           3,620
   Avnet (D)*                                            63,523           2,079
   AVX                                                   45,530             583
   BEA Systems*                                          18,400             352
   BMC Software*                                         90,300           2,937
   Broadcom, Cl A*                                        7,500             145
   Broadridge Financial Solutions                        28,100             495
   Brocade Communications Systems*                       77,600             566
   Cabot Microelectronics*                                3,300             106
   Cadence Design Systems (D)*                           81,652             872
   Check Point Software Technologies (D)*                74,900           1,678
   Ciena*                                                30,700             947
   Cisco Systems (D)*                                   209,830           5,055
   Citrix Systems*                                        5,800             170
   CMGI*                                                 21,300             282
   CommScope*                                            12,900             449
   Computer Sciences (D)*                                84,755           3,457
   Compuware (D)*                                       199,800           1,467
   Convergys*                                            93,113           1,402
   Corning                                               12,500             301
   Cree*                                                  7,800             218

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Cypress Semiconductor*                                 8,500   $         201
   Dell*                                                 20,900             416
   Diebold                                                3,100             116
   DST Systems*                                           4,021             264
   Earthlink*                                            41,100             310
   eBay (D)*                                            330,486           9,862
   Electronic Arts*                                       1,100              55
   Electronic Data Systems (D)                          168,697           2,809
   EMC (D)*                                              50,900             730
   F5 Networks*                                             600              11
   Fairchild Semiconductor International*                64,849             773
   Fidelity National Information Services                 9,746             372
   Fiserv*                                                1,200              58
   Global Payments                                       42,900           1,774
   Google, Cl A (D)*                                     27,929          12,302
   Harris (D)                                             2,001              97
   Hewitt Associates, Cl A*                              60,300           2,398
   Hewlett-Packard (D)                                  353,949          16,161
   Ingram Micro, Cl A (D)*                               84,742           1,341
   Integral Systems                                       2,700              79
   Integrated Device Technology*                        122,200           1,091
   Intel (D)                                            160,733           3,404
   International Business Machines (D)                   45,562           5,246
   Intersil, Cl A (D)                                    52,400           1,345
   Intuit (D)*                                          264,300           7,139
   Iron Mountain*                                         3,200              85
   Jabil Circuit                                        154,911           1,465
   Juniper Networks*                                    112,200           2,805
   Kla-Tencor (D)                                         1,900              71
   Lam Research (D)*                                     28,300           1,082
   Lexmark International, Cl A*                          22,000             676
   Linear Technology                                     41,000           1,258
   Mastercard, Cl A                                      48,900          10,904
   McAfee*                                               15,100             500
   MEMC Electronic Materials*                            15,174           1,076
   Mettler Toledo International (D)*                      5,262             511
   Microchip Technology                                   1,500              49
   Micron Technology*                                     9,500              57
   Microsoft (D)                                        801,163          22,737
   Molex                                                  2,300              53
   MoneyGram International                               76,904             143
   Motorola                                             161,185           1,499
   Multi-Fineline Electronix*                             6,500             122
   National Instruments                                   3,600              94
   National Semiconductor                                 3,100              57
   NAVTEQ*                                                7,100             483
   NCR (D)*                                              32,834             750
   NetApp*                                               66,700           1,337
   NeuStar, Cl A*                                         2,300              61
   Nvidia*                                               68,100           1,348
   Oracle (D)*                                          273,908           5,358
   QLogic*                                              204,700           3,142
   Qualcomm (D)                                         347,100          14,231


--------------------------------------------------------------------------------
30         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Red Hat*                                               3,100   $          57
   Research In Motion (D)*                               85,000           9,540
   SanDisk*                                               3,500              79
   Seagate Technology                                   533,500          11,172
   Semtech*                                               2,400              34
   Silicon Laboratories (D)*                             44,200           1,394
   Sun Microsystems*                                    514,932           7,997
   SYKES Enterprises*                                    21,400             376
   Symantec (D)*                                        224,856           3,737
   Synopsys*                                             50,812           1,154
   Tech Data (D)*                                        90,511           2,969
   Teradata*                                            228,200           5,034
   Texas Instruments (D)                                265,025           7,492
   Trimble Navigation*                                   10,700             306
   Unisys*                                              385,461           1,708
   Varian Semiconductor Equipment
     Associates*                                          6,600             186
   VeriSign*                                              8,600             286
   Visa*                                                 91,300           5,693
   Vishay Intertechnology*                               99,480             901
   VMware, Cl A*                                            600              26
   Volterra Semiconductor*                                8,800             100
   WebMD Health, Cl A*                                    1,307              31
   Western Digital*                                       4,300             116
   Xerox (D)                                            111,840           1,674
   Xilinx                                                66,300           1,575
   Yahoo!*                                               14,331             415
   Zebra Technologies, Cl A (D)*                         45,800           1,526
                                                                  --------------
                                                                        257,823
                                                                  --------------
MATERIALS -- 3.7%
   Air Products & Chemicals                               5,800             534
   Airgas                                                16,712             760
   AK Steel Holding*                                     18,893           1,028
   Alcoa                                                118,300           4,266
   Allegheny Technologies                                 2,600             185
   Ashland                                              103,184           4,881
   Ball (D)                                              15,900             730
   Cabot                                                 49,701           1,392
   Carpenter Technology                                  27,400           1,534
   Celanese, Ser A                                       43,200           1,687
   Cleveland-Cliffs                                       1,700             204
   Commercial Metals                                     10,980             329
   Crown Holdings (D)*                                   60,710           1,527
   Cytec Industries                                       1,000              54
   Dow Chemical (D)                                      90,200           3,324
   Eastman Chemical                                      13,100             818
   Ecolab                                                 1,900              82
   E.I. Du Pont de Nemours                               34,898           1,632
   FMC                                                    8,300             460
   Freeport-McMoRan Copper & Gold,
     Cl B                                                 8,332             802

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Greif, Cl A                                           13,900   $         944
   Huntsman                                               7,600             179
   International Flavors & Fragrances                     7,500             330
   International Paper (D)                               83,991           2,284
   Lubrizol                                              21,000           1,166
   Martin Marietta Materials                              2,900             308
   MeadWestvaco                                           2,100              57
   Methanex (D)                                          41,100           1,076
   Monsanto (D)                                           3,612             403
   Mosaic*                                                8,000             821
   Nalco Holding                                        149,381           3,159
   Newmont Mining                                         7,961             361
   Nucor (D)                                             34,500           2,337
   Olin                                                  39,100             773
   OM Group*                                              5,600             305
   Owens-Illinois*                                       16,100             908
   Packaging of America                                   4,400              98
   Pactiv (D)*                                           19,789             519
   PPG Industries                                        16,100             974
   Praxair                                               84,815           7,144
   Reliance Steel & Aluminum                              1,800             108
   RPM International                                     10,249             215
   Sigma-Aldrich                                          3,100             185
   Smurfit-Stone Container (D)*                           4,050              31
   Southern Copper (D)                                    6,200             644
   Spartech                                               5,400              46
   Steel Dynamics (D)                                     1,800              59
   Temple-Inland                                          3,000              38
   Terra Industries*                                     15,700             558
   United States Steel (D)                                8,100           1,028
   Valspar                                               22,200             440
   Vulcan Materials                                       6,389             424
   Weyerhaeuser                                             800              52
                                                                  --------------
                                                                         54,203
                                                                  --------------
TELECOMMUNICATION SERVICES -- 3.3%
   American Tower, Cl A*                                 29,693           1,164
   AT&T (D)                                             627,476          24,032
   CenturyTel (D)                                        38,294           1,273
   Citizens Communications                               17,011             178
   Crown Castle International*                          169,600           5,850
   Embarq                                                 5,922             238
   Qwest Communications International                   144,900             656
   Rogers Communications, Cl B (D)*                      30,200           1,085
   Sprint Nextel (D)                                    234,000           1,565
   Telephone & Data Systems                              15,600             613
   US Cellular*                                          36,846           2,027
   Verizon Communications (D)                           230,132           8,388
   Windstream (D)                                       149,252           1,784
                                                                  --------------
                                                                         48,853
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008         31

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
UTILITIES -- 2.7%
   AES*                                                  57,900   $         965
   AGL Resources                                         14,100             484
   Allegheny Energy                                       1,121              57
   Alliant Energy                                        32,492           1,138
   Ameren                                                 5,300             233
   American Electric Power                               22,800             949
   Atmos Energy                                          20,800             530
   Centerpoint Energy                                    65,900             940
   CMS Energy                                            47,500             643
   Consolidated Edison (D)                               26,300           1,044
   Constellation Energy Group (D)                         9,700             856
   Dominion Resources                                    34,894           1,425
   DPL                                                    6,000             154
   DTE Energy                                            31,800           1,237
   Duke Energy                                           71,800           1,282
   Dynegy, Cl A*                                        229,829           1,813
   Edison International (D)                              76,700           3,760
   Energen (D)                                            6,500             405
   Energy East                                           23,100             557
   Entergy                                                8,800             960
   Equitable Resources                                    9,300             548
   Exelon                                                 4,274             347
   FirstEnergy (D)                                       21,865           1,500
   FPL Group                                             20,600           1,292
   Mirant*                                                2,000              73
   National Fuel Gas                                      3,000             142
   Northeast Utilities                                   11,300             277
   NRG Energy (D)*                                       25,200             983
   Oneok                                                 13,700             611
   Pepco Holdings                                         5,400             134
   PG&E (D)                                              36,337           1,338
   PPL                                                   33,462           1,537
   Progress Energy (D)                                   13,800             576
   Public Service Enterprise Group (D)                   75,402           3,030
   Questar                                                5,200             294
   Reliant Energy*                                      220,568           5,216
   Sempra Energy                                          6,404             341
   Sierra Pacific Resources                              76,600             968
   Southern                                               1,727              62
   Southern Union                                        15,005             349
   UGI                                                   30,000             748
   Xcel Energy                                              471               9
                                                                  --------------
                                                                         39,807
                                                                  --------------
Total Common Stock
   (Cost $1,435,617) ($ Thousands)                                    1,400,321
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES -- 3.7%

MORTGAGE RELATED SECURITIES -- 1.6%
   ABSC NIM Trust, Ser 2005-HE6,
     Cl A1 (E)
       5.050%, 08/27/35                           $          29   $           5
   Ace Securities, Ser 2003-OP1,
     Cl M1 (C)
       3.299%, 04/26/08                                     500             374
   Ace Securities, Ser 2005-HE7,
     Cl A2D (C)
       3.465%, 04/25/08                                     800             648
   Aegis Asset-Backed Securities Trust,
     Ser 2003-3, Cl M1 (C)
       3.299%, 04/25/08                                      38              30
   Ameriquest Mortgage Securities,
     Ser 2003-2, Cl M1 (C)
       3.949%, 04/25/08                                     421             368
   Argent Securities, Ser 2003-W5,
     Cl M1 (C)
       3.299%, 04/25/08                                     250             208
   Argent Securities, Ser 2003-W9,
     Cl M1 (C)
       3.289%, 04/26/08                                     343             268
   Asset-Backed Funding Certificates,
     Ser 2005-AQ1, Cl A2 (B)
       4.300%, 06/25/35                                     376             372
   Asset-Backed Securities Home Equity
     Loan Trust, Ser 2003-HE5,
     Cl M1 (C)
       3.871%, 04/15/08                                     547             464
   Bear Stearns Asset-Backed
     Securities, Ser 2005-HE11,
     Cl A1 (E)
       5.500%, 11/25/35                                     116              --
   Bear Stearns Asset-Backed
     Securities, Ser 2006-HE7,
     Cl 2A2 (C)
       3.295%, 04/25/08                                   1,300           1,059
   Bear Stearns Asset-Backed
     Securities, Ser 2007-HE4,
     Cl 1A1 (C)
       3.255%, 04/30/08                                   2,301           2,177
   Countrywide Asset-Backed
     Certificates, Ser 2006-S1,
     Cl A2
       5.549%, 08/25/21                                   1,351           1,318
   Home Equity Asset Trust NIM,
     Ser 2006-1N, Cl 1A (E)
       6.500%, 05/27/36                                      68               2


--------------------------------------------------------------------------------
32         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Home Equity Asset Trust,
     Ser 2003-4, Cl M2 (C)
       4.999%, 04/25/08                           $         310   $         240
   Home Equity Asset Trust,
     Ser 2006-5, Cl 2A3 (C)
       3.285%, 04/26/08                                     250             214
   Home Equity Mortgage Trust,
     Ser 2006-5, Cl A1 (B)
       5.500%, 01/25/37                                   2,215           1,315
   Irwin Home Equity, Ser 2007-1,
     Cl 2A1 (C) (E)
       3.285%, 04/17/08                                   4,158           3,535
   Morgan Stanley Capital I,
     Ser 2003-NC10, Cl M1 (C)
       3.619%, 04/27/08                                     583             458
   Morgan Stanley Dean Witter Capital I,
     Ser 2003-NC1, Cl M2 (C)
       6.210%, 04/27/08                                     103              73
   New Century Home Equity Loan
     Trust, Ser 2003-B, Cl M1 (C)
       3.249%, 04/27/08                                     566             418
   New Century Home Equity Loan
     Trust, Ser 2005-A, Cl A2 (B)
       4.461%, 04/25/08                                     365             361
   Novastar Home Equity Loan,
     Ser 2007-1, Cl A2A1 (C)
       2.699%, 04/30/08                                   3,164           3,004
   Option One Mortgage Loan Trust,
     Ser 2003-5, Cl M1 (C)
       3.249%, 04/23/08                                     164             132
   Option One Mortgage Loan Trust,
     Ser 2006-1, Cl M11 (C) (E)
       5.099%, 04/27/08                                     190               8
   Option One Mortgage Loan Trust,
     Ser 2007-HL1, Cl 2A1 (C)
       2.719%, 04/26/08                                   2,617           2,342
   Residential Asset Securities,
     Ser 2005-KS12, Cl A3 (C)
       3.455%, 04/25/08                                     800             729
   SB Finance NIM Trust,
     Ser 2006-KS4N, Cl N1 (E)
       7.500%, 06/25/36                                      72              31
   Terwin Mortgage Trust,
     Ser 2006-2HGS, Cl A1 (C) (E)
       4.500%, 03/25/37                                   1,628             786
   Terwin Mortgage Trust,
     Ser 2006-4SL, Cl A1 (C) (E)
       4.500%, 05/25/37                                   1,676           1,613
   Terwin Mortgage Trust, Ser 2006-6,
     Cl A1 (C)
       4.500%, 07/25/37                                     823             499

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Terwin Mortgage Trust,
     Ser 2006-HF1, Cl A1A (C) (E)
       4.500%, 02/25/37                           $          22   $          22
   Wells Fargo Home Equity Trust,
     Ser 2004-2, Cl M8A (C) (E)
       6.135%, 04/28/08                                     201              70
                                                                  --------------
                                                                         23,143
                                                                  --------------
OTHER ASSET-BACKED SECURITIES -- 2.1%
   Aames Mortgage Investment Trust,
     Ser 2005-4, Cl B2 (C)
       5.349%, 04/12/08                                     170              18
   Carrington Mortgage Loan Trust,
     Ser 2007-FRE1, Cl A1 (C)
       2.719%, 04/25/08                                   1,893           1,784
   Chase Funding Mortgage Loan,
     Ser 2003-6, Cl 1A3
       3.340%, 05/25/26                                     143             142
   Countrywide Asset-Backed
     Certificates, Ser 2003-5,
     Cl MV2 (C)
       4.735%, 04/25/08                                     262             204
   Countrywide Asset-Backed
     Certificates, Ser 2005-7,
     Cl MV8 (C)
       4.585%, 04/27/08                                     250             129
   Credit-Based Asset Servicing,
     Ser 2005-CB2, Cl M1 (C)
       3.575%, 04/25/08                                     102              83
   Credit-Based Asset Servicing,
     Ser 2007-CB4, Cl A1A (C)
       2.689%, 04/27/08                                   2,002           1,805
   Credit-Based Asset Servicing,
     Ser 2007-CB4, Cl A2A (B)
       5.844%, 04/01/08                                   2,174           2,144
   FBR Securitization Trust,
     Ser 2005-2, Cl M10 (C)
       5.385%, 04/28/08                                     100               7
   First Franklin Mortgage Loan Asset,
     Ser 2006-FF11, Cl M1 (C)
       3.385%, 04/06/08                                   3,500           1,422
   First Franklin Mortgage Loan Asset,
     Ser 2006-FF14, Cl A2 (C)
       2.659%, 04/25/08                                   2,358           2,229
   GSAMP Trust, Ser 2007-HE2,
     Cl A2A (C)
       3.255%, 04/20/08                                   2,278           2,117
   Lehman XS Trust, Ser 2005-5N,
     Cl M3 (C)
       4.135%, 04/25/08                                     600             255
   Lehman XS Trust, Ser 2005-5N,
     Cl M4 (C)
       4.349%, 04/30/08                                     725             145


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008         33

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Lehman XS Trust, Ser 2005-7N,
     Cl M51 (C)
       4.385%, 04/30/08                           $         150   $          45
   Lehman XS Trust, Ser 2005-7N,
     Cl M7I (C)
       4.885%, 04/27/08                                     325              65
   Lehman XS Trust, Ser 2005-9N,
     Cl M4 (C)
       4.535%, 04/30/08                                     225              96
   Lehman XS Trust, Ser 2005-9N,
     Cl M6 (C)
       4.885%, 04/30/08                                     415             104
   Lehman XS Trust, Ser 2006-12N,
     Cl M4 (C)
       3.685%, 04/25/08                                     270             116
   Lehman XS Trust, Ser 2006-12N,
     Cl M5 (C)
       3.735%, 04/25/08                                     150              52
   Lehman XS Trust, Ser 2006-2N,
     Cl M5 (C)
       4.285%, 04/27/08                                     240              90
   Long Beach Mortgage Loan Trust,
     Ser 2005-WL2, Cl M1 (C)
       3.605%, 04/25/08                                     700             559
   Long Beach Mortgage Loan Trust,
     Ser 2006-WL1, Cl 1A3 (C)
       2.929%, 04/27/08                                     560             434
   Merrill Lynch Mortgage Investors,
     Ser 2005-FF6, Cl N1 (E)
       4.500%, 05/25/36                                      43              --
   Merrill Lynch Mortgage Investors,
     Ser 2007-HE2, Cl A2A (C)
       2.719%, 04/30/08                                   2,522           2,322
   Merrill Lynch Mortgage Investors,
     Ser 2007-SL1, Cl A1 (C)
       2.899%, 04/11/08                                   2,196           1,834
   Morgan Stanley ABS Capital I,
     Ser 2005-HE6, Cl A2C (C)
       2.919%, 04/25/08                                   1,600           1,485
   Ownit Mortgage Loan Asset-Backed
     Securities Trust, Ser 2006-1,
     Cl AF1 (B)
       5.424%, 12/25/36                                     873             861
   RAAC, Ser 2007-SP1, Cl A1 (C)
       2.749%, 04/10/08                                   2,604           2,524
   Residential Asset Mortgage Products,
     Ser 2003-RS10, Cl AI5 (C)
       4.910%, 01/25/31                                      52              51
   Residential Asset Mortgage Products,
     Ser 2006-RZ4, Cl M9 (C)
       5.635%, 04/25/08                                     115              12

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Resmae Mortgage Loan Trust,
     Ser 2006-1, Cl A2B (C) (E)
       2.749%, 04/25/08                           $       1,000   $         873
   SLM Student Loan Trust, Ser 2006-C,
     Cl C (C)
       5.381%, 06/15/08                                   1,000             641
   Saco I Trust, Ser 2005-10, Cl 2A1 (C)
       3.395%, 04/30/08                                   2,724           2,425
   Securitized Asset Backed
     Receivables Trust LLC,
     Ser 2005-HE1, Cl A3C (C)
       2.929%, 04/25/08                                     400             371
   Structured Asset Investment Loan,
     Ser 2003-BC4, Cl M2 (C)
       5.599%, 04/25/08                                     192             145
   Structured Asset Investment Loan,
     Ser 2005-4, Cl M11 (C)
       5.635%, 04/25/08                                     250              75
   Structured Asset Securities,
     Ser 2007-BC1, Cl A4 (C)
       2.729%, 04/25/08                                   1,400           1,086
   Wachovia Student Loan Trust,
     Ser 2006-1, Cl B (C) (E)
       3.571%, 06/29/08                                   3,200           2,625
                                                                  --------------
                                                                         31,375
                                                                  --------------
Total Asset-Backed Securities
   (Cost $67,455) ($ Thousands)                                          54,518
                                                                  --------------

MORTGAGE-BACKED SECURITIES -- 5.7%

AGENCY MORTGAGE-BACKED OBLIGATIONS -- 0.4%
   FHLMC CMO STRIPS, Ser 232,
     Cl IO, IO
       5.000%, 08/01/35                                   6,158           1,338
   FHLMC CMO STRIPS, Ser 233,
     Cl 12, IO
       5.000%, 09/15/35                                   1,022             210
   FNMA ARM
       5.507%, 05/01/36                                     894             911
   FNMA CMO STRIPS, Ser 359,
     Cl 6, IO
       5.000%, 11/01/35                                     377              79
   FNMA CMO STRIPS, Ser 360,
     Cl 2, IO
       5.000%, 08/01/35                                  16,128           3,504
   GNMA ARM
       5.625%, 08/20/34                                     384             386
                                                                  --------------
                                                                          6,428
                                                                  --------------


--------------------------------------------------------------------------------
34         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 5.3%
   American Home Mortgage Assets,
     Ser 2006-3, Cl M5 (C)
       3.755%, 04/25/08                           $         250   $          80
   American Home Mortgage
     Investment Trust, Ser 2005-1,
     Cl 6A (C)
       5.294%, 04/25/08                                   3,851           2,988
   American Home Mortgage
     Investment Trust, Ser 2005-4,
     Cl 5A (C)
       5.350%, 04/25/08                                   2,051           1,742
   American Home Mortgage
     Investment Trust, Ser 2006-1,
     Cl 2A3 (C)
       5.100%, 04/25/08                                   1,219           1,024
   Banc of America Commercial
     Mortgage, Ser 2005-6, Cl AM (C)
       5.182%, 09/10/47                                   1,619           1,545
   Banc of America Commercial
     Mortgage, Ser 2006-3, Cl A4 (C)
       5.889%, 07/10/44                                   1,854           1,880
   Banc of America Commercial
     Mortgage, Ser 2007-3, Cl A4 (C)
       5.838%, 06/10/49                                   5,050           4,985
   Bank of America Commercial
     Mortgage, Ser 2005-5, Cl AM (C)
       5.176%, 10/10/45                                   1,762           1,682
   Bank of America Commercial
     Mortgage, Ser 2006-2, Cl A4 (C)
       5.740%, 04/01/08                                   1,911           1,931
   Countrywide Alternative Loan Trust,
     Ser 2004-33, Cl 1A1 (C)
       6.742%, 04/01/08                                     299             275
   Countrywide Alternative Loan Trust,
     Ser 2005-69, Cl M3 (C)
       4.285%, 04/27/08                                     235              87
   Countrywide Alternative Loan Trust,
     Ser 2005-IM1, Cl M3 (C)
       5.135%, 04/27/08                                     375              56
   Countrywide Alternative Loan Trust,
     Ser 2006-OA11, Cl M3 (C)
       3.565%, 04/30/08                                     500             189
   Countrywide Alternative Loan Trust,
     Ser 2006-OA16, Cl M5 (C)
       3.685%, 04/25/08                                     225              23
   Countrywide Home Loans,
     Ser 2004-22, Cl A1 (C)
       5.094%, 04/01/08                                     394             372
   Countrywide Home Loans,
     Ser 2006-OA4, Cl M4 (C)
       3.955%, 04/27/08                                     285             114

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Home Loans,
     Ser 2006-OA4, Cl M5 (C)
       4.005%, 04/27/08                           $         195   $          68
   Countrywide Home Loans,
     Ser 2006-OA5, Cl 1M4 (C)
       4.185%, 04/27/08                                     275              28
   Countrywide Home Loans,
     Ser 2007-HYB1, Cl 1A1 (C)
       5.564%, 04/01/08                                   1,636           1,544
   Credit Suisse Mortgage Capital
     Certificates, Ser 2006-C3,
     Cl A3 (C)
       6.021%, 06/15/38                                   2,381           2,416
   DSLA Mortgage Loan Trust,
     Ser 2004-AR4, Cl B1 (C)
       3.159%, 04/19/08                                     268             248
   First Horizon Alternative Mortgage
     Trust, Ser 2006-AA6, Cl 2A1 (C)
       5.634%, 04/01/08                                   3,155           2,393
   First Horizon Mortgage Pass-
     Through, Ser 2006-AR3,
     Cl 1A1 (C)
       5.672%, 04/01/08                                     672             641
   GS Mortgage Securities,
     Ser 2006-GG6, Cl AM (C)
       5.622%, 04/10/38                                   3,800           3,527
   Greenwich Capital Commercial
     Funding, Ser 2006-GG7,
     Cl AM (C)
       5.911%, 04/01/08                                   2,100           1,985
   Impac CMB Trust, Ser 2004-10,
     Cl 4M1 (C)
       3.735%, 04/25/08                                     276             191
   Impac Secured Assets CMO Owners
     Trust, Ser 2007-1, Cl A1 (C)
       3.195%, 04/25/08                                   5,130           4,411
   Impac Secured Assets CMO Owners
     Trust, Ser 2007-2, Cl 1A1A (C)
       2.709%, 04/29/08                                   3,112           2,714
   Indymac Index Mortgage Loan Trust,
     Ser 2006-AR12, Cl M2 (C)
       3.685%, 04/25/08                                     235             199
   Indymac Index Mortgage Loan Trust,
     Ser 2006-AR2, Cl M6 (C)
       4.885%, 04/25/08                                     240              72
   Indymac Index Mortgage Loan Trust,
     Ser 2006-AR4, Cl M4 (C)
       3.835%, 04/25/08                                     165              58
   JPMorgan Chase Commercial
     Mortgage, Ser 2006-LDP9, Cl A3
       5.336%, 05/15/47                                   1,155           1,120
   JPMorgan Chase Commercial
     Mortgage, Ser 2007-C1, Cl A4
       5.716%, 11/15/17                                   7,000           6,858


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008         35

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   JPMorgan Chase Commercial
     Mortgage, Ser 2007-CB18, Cl A4
       5.440%, 04/01/08                           $       5,050   $       4,904
   Merrill Lynch Mortgage Investors,
     Ser 2005-A4, Cl 1A (C)
       5.765%, 04/01/08                                     437             428
   Merrill Lynch Mortgage Investors,
     Ser 2006-1, Cl 1A (C)
       5.300%, 04/01/08                                   1,588           1,536
   Merrill Lynch Mortgage Trust,
     Ser 2005-CKI1, Cl A6 (C)
       5.417%, 11/12/37                                   2,316           2,314
   Merrill Lynch/Countrywide
     Commercial Mortgage,
     Ser 2006-4, Cl A3 (C)
       5.172%, 12/12/49                                   5,667           5,454
   Morgan Stanley Mortgage Loan Trust,
     Ser 2007-14AR, Cl 6A1 (C)
       6.487%, 11/25/37                                   1,816           1,271
   Nomura Asset Acceptance,
     Ser 2007-1, Cl 1A1A (B)
       5.995%, 04/09/08                                   2,021           1,950
   Residential Accredit Loans,
     Ser 2006-Q01, Cl 2A3 (C)
       2.999%, 04/27/08                                     315             156
   Residential Accredit Loans,
     Ser 2006-Q06, Cl M5 (C)
       3.635%, 04/29/08                                     350              49
   Residential Accredit Loans,
     Ser 2006-QO3, Cl M4 (C)
       3.855%, 04/25/08                                     250              32
   Residential Accredit Loans,
     Ser 2006-QO3, Cl M5 (C)
       3.915%, 04/25/08                                     250              23
   Residential Asset Securitization Trust,
     Ser 2004-IP2, Cl 3A1 (C)
       5.247%, 04/25/08                                   1,220           1,232
   Structured Adjustable Rate Mortgage
     Loan, Ser 2005-16XS, Cl M2 (C)
       3.499%, 04/25/08                                     505             167
   Structured Adjustable Rate Mortgage
     Loan, Ser 2007-9, Cl 2A1 (C)
       5.996%, 04/01/08                                   1,886           1,741
   Structured Asset Mortgage
     Investments, Ser 2006-AR1,
     Cl B4 (C)
       4.085%, 04/27/08                                     191              50
   Structured Asset Mortgage
     Investments, Ser 2006-AR1,
     Cl B5 (C)
       4.185%, 04/27/08                                     121              22

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Structured Asset Securities,
     Ser 2006-NC1, Cl A4 (C)
       2.749%, 04/25/08                           $         300   $         251
   Washington Mutual Mortgage
     Pass-Through Certificates,
     Ser 2007-HY2, Cl 1A1 (C)
       5.776%, 04/25/37                                   1,073             768
   Washington Mutual Mortgage
     Pass-Through Certificates,
     Ser 2007-HY4, Cl 1A1 (C)
       5.551%, 04/01/08                                   4,363           4,115
   Washington Mutual Mortgage
     Pass-Through Certificates,
     Ser 2007-HY6, Cl 1A1 (C)
       5.707%, 06/25/37                                   3,558           3,362
                                                                  --------------
                                                                         77,271
                                                                  --------------
Total Mortgage-Backed Securities
   (Cost $93,668) ($ Thousands)                                          83,699
                                                                  --------------

U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED OBLIGATIONS -- 5.4%
   FHLMC TBA
       6.000%, 04/01/16                                   2,000           2,057
   FNMA TBA
       6.500%, 04/30/37                                   6,000           6,214
       6.000%, 04/30/20                                  37,000          38,075
       5.500%, 04/30/22-05/01/32                         32,000          32,733
                                                                  --------------
Total U.S. Government Agency
   Mortgage-Backed Obligations
   (Cost $78,390) ($ Thousands)                                          79,079
                                                                  --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (F) -- 1.0%
   FHLMC
       2.215%, 06/27/08                                   1,700           1,691
       2.094%, 07/11/08                                     300             298
   FNMA (F)
       4.392%, 04/16/08                                   1,025           1,024
       4.281%, 05/09/08                                   1,021           1,019
       2.950%, 05/07/08                                   8,379           8,364
       2.409%, 06/27/08                                   1,100           1,095
       2.360%, 06/23/08                                   1,500           1,493
       2.100%, 09/24/08                                     150             149
                                                                  --------------
Total U.S. Government Agency Obligations
   (Cost $15,107) ($ Thousands)                                          15,133
                                                                  --------------


--------------------------------------------------------------------------------
36         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                      ($ Thousands)/Shares/Contracts   ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 0.1%

FINANCIALS -- 0.1%
   Discover Financial Services (E)
       6.450%, 06/12/17                           $         115   $          99
   Shinsei Finance Cayman (C) (E)
       6.418%, 01/29/49                                     400             265
   Washington Mutual Preferred
     Funding (C) (E)
       6.534%, 03/29/49                                     400             211
                                                                  --------------
Total Corporate Obligations
   (Cost $914) ($ Thousands)                                                575
                                                                  --------------

CASH EQUIVALENT**++ -- 7.9%
   SEI Daily Income Trust,
     Prime Obligation Fund, Cl A,
     3.190%                                         116,068,075         116,068
                                                                  --------------
Total Cash Equivalent
   (Cost $116,068) ($ Thousands)                                        116,068
                                                                  --------------

U.S. TREASURY OBLIGATIONS -- 0.5%
   U.S. Treasury Bills (A) (F)
       3.055%, 06/05/08                                     820             818
       2.167%, 05/22/08                                   3,609           3,603
   U.S. Treasury Bond TIPS
       2.375%, 04/15/11                                   2,822           3,031
                                                                  --------------
Total U.S. Treasury Obligations
   (Cost $7,228) ($ Thousands)                                            7,452
                                                                  --------------

PURCHASED OPTIONS -- 0.0%
   June 2008 U.S. Ten Year Treasury Call,
     Expires 06/16/08
     Strike Price: $95.00*                                   43             294
                                                                  --------------
Total Purchased Options
   (Cost $18) ($ Thousands)                                                 294
                                                                  --------------
Total Investments -- 119.9%
   (Cost $1,814,465) ($ Thousands)                                $   1,757,139
                                                                  ==============
COMMON STOCK SOLD SHORT -- (14.8)%

CONSUMER DISCRETIONARY -- (3.3)%
   Advance Auto Parts                                    (8,095)           (276)
   Amazon.com*                                          (12,000)           (856)
   Apollo Group, Cl A*                                  (24,545)         (1,060)
   Career Education*                                    (14,218)           (181)
   Centex                                               (85,353)         (2,066)
   Central European Media
     Entertainment, Cl A*                               (39,310)         (3,350)
   Circuit City Stores                                 (216,916)           (863)
   Clear Channel Outdoor Holdings,
     Cl A*                                               (5,400)           (103)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Coldwater Creek*                                     (56,558)  $        (286)
   CTC Media*                                           (36,877)         (1,023)
   Dick's Sporting Goods*                               (38,500)         (1,031)
   Dish Network, Cl A*                                  (28,400)           (816)
   DR Horton                                           (129,819)         (2,045)
   Dreamworks Animation SKG, Cl A*                      (87,142)         (2,246)
   E.W. Scripps, Cl A                                    (2,410)           (101)
   Eastman Kodak                                        (16,000)           (283)
   Fortune Brands                                        (6,025)           (419)
   Gentex                                              (115,742)         (1,985)
   Getty Images*                                        (23,226)           (743)
   Harte-Hanks                                          (18,708)           (256)
   Hearst-Argyle Television                              (6,163)           (127)
   International Game Technology                         (1,900)            (76)
   International Speedway, Cl A                         (17,256)           (711)
   Interpublic Group                                   (197,700)         (1,663)
   J.C. Penney                                          (10,266)           (387)
   Lamar Advertising, Cl A*                             (35,000)         (1,257)
   Las Vegas Sands*                                     (38,100)         (2,806)
   Lennar, Cl A                                        (133,245)         (2,506)
   Liberty Media Interactive, Cl A*                      (8,600)           (139)
   Marriott International, Class A                       (2,900)           (100)
   MDC Holdings                                         (34,643)         (1,517)
   MGM Mirage                                           (51,100)         (3,003)
   News, Cl A                                           (26,500)           (497)
   O'Reilly Automotive*                                 (43,100)         (1,229)
   Orient Express Hotels, Cl A                          (18,200)           (785)
   Petsmart                                             (11,601)           (237)
   Priceline.com*                                        (8,100)           (979)
   Pulte Homes                                         (182,445)         (2,655)
   Quiksilver*                                          (97,200)           (954)
   R.H. Donnelley                                       (22,133)           (112)
   Ryland Group                                         (50,202)         (1,651)
   Saks                                                 (62,700)           (782)
   Sally Beauty Holdings                                (94,000)           (649)
   Scientific Games, Cl A*                              (66,700)         (1,408)
   Tiffany                                              (31,615)         (1,323)
   Weight Watchers International                         (5,774)           (267)
                                                                  --------------
                                                                        (47,809)
                                                                  --------------
CONSUMER STAPLES -- (0.1)%
   Church & Dwight                                       (5,355)           (290)
   Hansen Natural*                                       (9,902)           (350)
   Herbalife                                             (5,584)           (265)
   Hershey Foods                                         (8,862)           (334)
   JM Smucker                                            (4,174)           (211)
   WM Wrigley Jr.                                        (1,727)           (109)
                                                                  --------------
                                                                         (1,559)
                                                                  --------------
ENERGY -- (1.8)%
   Arch Coal                                            (15,100)           (657)
   Baker Hughes                                          (2,900)           (199)
   BJ Services                                          (33,900)           (966)


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008         37

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Cabot Oil And Gas, Cl A                              (34,000)  $      (1,729)
   Cameco                                               (57,300)         (1,887)
   Continental Resources*                               (28,500)           (909)
   Diamond Offshore Drilling                             (7,600)           (885)
   Enbridge                                             (46,200)         (1,902)
   Forest Oil*                                          (14,500)           (710)
   Foundation Coal Holdings                              (2,500)           (126)
   Newfield Exploration*                                 (9,122)           (482)
   Peabody Energy                                       (63,300)         (3,228)
   Quicksilver Resources*                               (34,400)         (1,257)
   Range Resources                                      (54,300)         (3,445)
   Teekay Shipping                                      (46,176)         (1,961)
   Tetra Technologies*                                  (52,600)           (833)
   TransCanada                                          (55,100)         (2,123)
   Transocean                                            (3,900)           (527)
   Unit*                                                (36,858)         (2,088)
                                                                  --------------
                                                                        (25,914)
                                                                  --------------
FINANCIALS -- (2.1)%
   Allied World Assurance Holdings                         (746)            (30)
   AMB Property+                                         (3,400)           (185)
   Arthur J. Gallagher                                   (6,400)           (151)
   Assured Guaranty                                     (54,700)         (1,299)
   AvalonBay Communities+                               (11,400)         (1,100)
   Bancorpsouth                                          (2,600)            (60)
   Brandywine Realty Trust                              (47,062)           (798)
   Camden Property Trust+                                (9,800)           (492)
   Capital Source                                       (76,074)           (736)
   Capitol Federal Financial                            (44,500)         (1,668)
   Commerce Bancshares                                   (2,000)            (84)
   Conseco*                                            (101,200)         (1,032)
   Equity Residential+                                   (7,000)           (290)
   Fannie Mae                                           (75,336)         (1,983)
   Federal Realty Investment Trust                       (4,900)           (382)
   Fidelity National Financial, Cl A                   (174,370)         (3,196)
   First American                                       (62,942)         (2,136)
   Forestar Real Estate Group                            (7,266)           (181)
   Freddie Mac                                          (92,334)         (2,338)
   Leucadia National                                    (65,424)         (2,958)
   Markel*                                                 (900)           (396)
   Marsh & McLennan                                      (5,900)           (144)
   Merrill Lynch                                        (17,654)           (719)
   Morgan Stanley                                       (12,105)           (553)
   MSCI*                                                 (2,973)            (89)
   Plum Creek Timber+                                   (10,500)           (427)
   PMI Group                                            (95,607)           (557)
   Progressive                                          (20,000)           (321)
   Rayonier+                                             (3,100)           (135)
   SL Green Realty+                                      (7,400)           (603)
   SLM                                                 (107,700)         (1,653)
   T. Rowe Price Group                                  (12,400)           (620)
   Unitrin                                               (7,300)           (258)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Valley National Bancorp                              (57,925)  $      (1,113)
   Ventas                                               (26,500)         (1,190)
   Washington Mutual                                    (25,148)           (259)
   White Mountains Insurance Group                         (900)           (432)
                                                                  --------------
                                                                        (30,568)
                                                                  --------------
HEALTH CARE -- (2.2)%
   Advanced Medical Optics                              (10,800)           (219)
   Allergan                                             (17,300)           (976)
   Biomarin Pharmaceutical*                             (46,400)         (1,641)
   Brookdale Senior Living                              (18,973)           (454)
   Cephalon*                                             (7,422)           (478)
   Community Health Care Systems*                       (37,400)         (1,256)
   Cooper                                               (89,339)         (3,076)
   DaVita*                                              (22,400)         (1,070)
   Henry Schein*                                        (19,900)         (1,142)
   ImClone Systems*                                     (28,500)         (1,209)
   LifePoint Hospitals*                                 (76,719)         (2,107)
   McKesson                                             (17,900)           (937)
   Millipore                                             (8,100)           (546)
   Mylan                                               (345,935)         (4,013)
   Omnicare                                             (56,706)         (1,030)
   Patterson*                                            (8,000)           (290)
   PDL BioPharma*                                       (31,983)           (339)
   Pharmaceutical Product Development                    (3,900)           (163)
   Resmed*                                              (73,400)         (3,096)
   Schering Plough                                      (31,200)           (450)
   Tenet Healthcare*                                   (373,500)         (2,114)
   Varian Medical Systems*                              (13,900)           (651)
   VCA Antech*                                          (41,100)         (1,124)
   Vertex Pharmaceuticals*                             (103,400)         (2,470)
   Waters*                                                 (351)            (20)
   WellCare Health Plans*                               (50,716)         (1,975)
                                                                  --------------
                                                                        (32,846)
                                                                  --------------
INDUSTRIALS -- (1.6)%
   Aircastle                                            (71,272)           (802)
   AMR*                                                (116,900)         (1,054)
   BE Aerospace*                                         (5,300)           (185)
   Continental Airlines, Cl B*                          (71,200)         (1,369)
   Copa Holdings, Cl A                                  (76,905)         (2,931)
   Copart*                                              (11,794)           (457)
   Corporate Executive Board                            (18,003)           (729)
   Corrections Corporation of America*                  (10,700)           (294)
   Covanta Holding*                                     (55,600)         (1,529)
   Delta Airlines*                                     (107,100)           (921)
   DRS Technologies                                      (3,520)           (205)
   Dun & Bradstreet                                      (2,518)           (205)
   Expeditors International Washington                  (13,900)           (628)
   General Cable                                        (15,100)           (892)
   Goodrich                                                (396)            (23)
   Graco                                                   (888)            (32)
   IHS, Cl A*                                           (22,800)         (1,466)


--------------------------------------------------------------------------------
38         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Joy Global                                           (26,600)  $      (1,733)
   KB Home                                              (42,190)         (1,043)
   Kennametal                                           (10,000)           (294)
   MSC Industrial Direct, Cl A                          (18,036)           (762)
   Oshkosh Truck                                         (8,060)           (293)
   Pall                                                 (14,900)           (523)
   Pitney Bowes                                         (45,685)         (1,600)
   Quanta Services*                                     (61,100)         (1,416)
   Republic Services                                     (4,439)           (130)
   Stericycle*                                           (1,420)            (73)
   Sunpower, Cl A*                                      (16,400)         (1,222)
   Textron                                               (2,900)           (161)
   Toro                                                  (2,827)           (117)
   URS*                                                 (11,000)           (360)
   UTI Worldwide                                        (41,000)           (823)
                                                                  --------------
                                                                        (24,272)
                                                                  --------------
INFORMATION TECHNOLOGY -- (2.4)%
   Acxiom                                                (7,763)            (92)
   Advanced Micro Devices*                               (1,331)             (8)
   Altera                                               (20,903)           (385)
   Amphenol, Cl A                                       (34,900)         (1,300)
   Applied Materials                                    (50,600)           (987)
   Autodesk                                             (37,200)         (1,171)
   AVX                                                   (6,400)            (82)
   Ciena*                                               (29,200)           (900)
   Cypress Semiconductor*                              (137,900)         (3,256)
   Diebold                                              (24,045)           (903)
   Dst Systems*                                         (11,600)           (763)
   Electronic Arts*                                     (39,500)         (1,972)
   Equinix*                                             (21,600)         (1,436)
   F5 Networks*                                         (25,191)           (458)
   Factset Research Systems                              (1,640)            (88)
   Fair Isaac                                           (46,851)         (1,008)
   Fidelity National Information Services               (31,035)         (1,184)
   Integrated Device Technology*                           (143)             (1)
   International Rectifier*                              (2,300)            (49)
   Iron Mountain*                                       (33,800)           (894)
   Kla-Tencor                                           (24,900)           (924)
   Linear Technology                                    (82,049)         (2,518)
   Marvel Technology*                                   (20,595)           (224)
   Microchip Technology                                 (40,547)         (1,327)
   Micron Technology                                   (158,900)           (949)
   Motorola                                             (23,600)           (219)
   Novell*                                              (31,700)           (199)
   Novellus Systems                                     (44,800)           (943)
   Paychex                                              (53,679)         (1,839)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Rambus*                                              (70,500)  $      (1,643)
   Red Hat*                                             (35,010)           (644)
   Riverbed Technology*                                 (39,135)           (582)
   Salesforce.com*                                      (34,800)         (2,014)
   SanDisk*                                             (10,234)           (231)
   Tellabs*                                             (26,400)           (144)
   Trimble Navigation*                                  (44,400)         (1,269)
   VeriFone Holdings*                                   (28,508)           (453)
   VeriSign*                                             (5,200)           (173)
   Zebra Technology, Cl A*                              (53,211)         (1,773)
                                                                  --------------
                                                                        (35,005)
                                                                  --------------
MATERIALS -- (0.8)%
   Allegheny Technologies                                (7,800)           (557)
   Bemis                                                (84,212)         (2,142)
   Cleveland-Cliffs                                        (553)            (66)
   Eagle Materials                                      (40,616)         (1,444)
   Ivanhoe Mines*                                      (155,100)         (1,601)
   Louisiana-Pacific                                   (231,000)         (2,121)
   Potash of Saskatchewan                                (8,800)         (1,366)
   Sealed Air                                            (3,000)            (76)
   Silver Standard Resources*                           (31,800)           (964)
   Titanium Metals                                      (19,000)           (286)
   Weyerhaeuser                                         (14,700)           (956)
                                                                  --------------
                                                                        (11,579)
                                                                  --------------
TELECOMMUNICATION SERVICES -- (0.3)%
   Citizens Communications                              (45,098)           (473)
   MetroPCS Communications*                             (42,400)           (721)
   NeuStar, Cl A*                                        (4,700)           (124)
   NII Holdings, Cl B*                                  (35,900)         (1,141)
   Sprint Nextel                                        (18,656)           (125)
   Windstream                                          (176,141)         (2,105)
                                                                  --------------
                                                                         (4,689)
                                                                  --------------
UTILITIES -- (0.2)%
   Allegheny Energy                                      (4,000)           (202)
   Entergy                                               (1,503)           (164)
   Equitable Resources                                  (19,300)         (1,137)
   Mirant*                                               (9,700)           (353)
   PPL                                                   (9,653)           (443)
   Wisconsin Energy                                     (16,100)           (707)
                                                                  --------------
                                                                         (3,006)
                                                                  --------------
Total Common Stock Sold Short
   (Proceeds $(241,393)) ($ Thousands)                                 (217,247)
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008         39

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008

A summary of the open futures contracts held by the Fund at March 31, 2008, is as follows (see Note 2 in Notes to Financial Statements):

--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                      NUMBER OF                    APPRECIATION
TYPE OF                               CONTRACTS      EXPIRATION   (DEPRECIATION)
CONTRACT                           LONG (SHORT)            DATE    ($ THOUSANDS)
--------------------------------------------------------------------------------
90-Day Euro$                                 55        Mar-2009   $          21
90-Day Euro$                                (20)       Mar-2010             (92)
90-Day Euro$                                (18)       Mar-2011             (53)
90-Day Euro$                                 (9)       Mar-2012             (15)
90-Day Euro$                                 75        Jun-2008             497
90-Day Euro$                                116        Jun-2009             402
90-Day Euro$                               (119)       Jun-2010            (516)
90-Day Euro$                                 (5)       Jun-2011              (8)
90-Day Euro$                                 (4)       Jun-2012              (4)
90-Day Euro$                                 55        Sep-2008             185
90-Day Euro$                                110        Sep-2009             305
90-Day Euro$                                 (3)       Sep-2011              (4)
90-Day Euro$                                 (4)       Sep-2012              (4)
90-Day Euro$                                 (6)       Dec-2008             (14)
90-Day Euro$                                  4        Dec-2009              (2)
90-Day Euro$                                 (9)       Dec-2011             (16)
10-Year Swap                               (179)       Jun-2008            (713)
S&P 500 Composite Index                      66        Jun-2008           4,893
U.S. 2-Year Note                            241        Jun-2008             315
U.S. 5-Year Note                            155        Jun-2008             306
U.S. 10-Year Note                          (197)       Jun-2008            (754)
U.S. Long Treasury Bond                     (24)       Jun-2008             (89)
                                                                  -------------
                                                                  $       4,640
                                                                  =============

A summary of outstanding swap agreements held by the Fund at March 31, 2008, is as follows (see Note 2 in Notes to Financial Statements):

--------------------------------------------------------------------------------
                               TOTAL RETURN SWAPS
--------------------------------------------------------------------------------
                                                                  NET UNREALIZED
                                                       NOTIONAL     APPRECIATION
                                     EXPIRATION          AMOUNT   (DEPRECIATION)
DESCRIPTION                                DATE   ($ THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------
Fund receives payment on
   monthly reset spread from
   Bank of America--CMBS AAA 10
   YR Index minus 145 basis
   points times the notional
   amount. Fund receives
   payment if the return on the
   spread appreciates over the
   payment period and pays if
   the return on the spread
   depreciates over the payment
   period. (Counterparty:
   JPMorgan Chase)                     04/01/08   $       5,000   $         114

Fund receives payment on
   monthly reset spread from
   Bank of America--CMBS AAA 10
   YR Index minus 65 basis
   points times the notional
   amount. Fund receives
   payment if the return on the
   spread appreciates over the
   payment period and pays if
   the return on the spread
   depreciates over the payment
   period. (Counterparty:
   Wachovia)                           08/01/08          15,000             341

Fund receives payment on
   monthly reset spread from
   Bank of America--CMBS AAA 10
   YR Index minus 35 basis
   points times the notional
   amount. Fund receives
   payment if the return on the
   spread appreciates over the
   payment period and pays if
   the return on the spread
   depreciates over the payment
   period. (Counterparty: Bank
   of America)                         08/01/08          20,000             456

Fund receives payment on
   monthly reset spread from
   Bank of America--CMBS AAA 10
   YR Index plus zero basis
   points times the notional
   amount. Fund receives
   payment if the return on the
   spread appreciates over the
   payment period and pays if
   the return on the spread
   depreciates over the payment
   period. (Counterparty: Bank
   of America)                         10/01/08           5,000              --

Fund receives payment on
   monthly reset spread from
   Bank of America--CMBS AAA 10
   YR Index plus 50 basis
   points times the notional
   amount. Fund receives
   payment if the return on the
   spread appreciates over the
   payment period and pays if
   the return on the spread
   depreciates over the payment
   period. (Counterparty: Bank
   of America)                         06/01/08           4,000              91

Fund receives payment on
   monthly reset spread from
   Bank of America--CMBS IG 10
   YR Index plus 35 basis
   points times the notional
   amount. Fund receives
   payment if the return on the
   spread appreciates over the
   payment period and pays if
   the return on the spread
   depreciates over the payment
   period. (Counterparty: Bank
   of America)                         05/01/08          12,000             167

--------------------------------------------------------------------------------
                                                                  NET UNREALIZED
                                                       NOTIONAL     APPRECIATION
                                     EXPIRATION          AMOUNT   (DEPRECIATION)
DESCRIPTION                                DATE   ($ THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------
Fund receives payment on
   monthly reset spread from
   Bank of America--CMBS AAA 10
   YR Index plus 40 basis
   points times the notional
   amount. Fund receives
   payment if the return on the
   spread appreciates over the
   payment period and pays if
   the return on the spread
   depreciates over the payment
   period. (Counterparty: Bank
   of America)                         04/30/08   $      18,000   $         410

Fund pays 3-Month LIBOR less 11
   basis points and receives
   spread on the S&P 500 Total
   Return Index times the
   notional amount. Fund
   receives payment if the
   return on the spread
   appreciates over the payment
   period and pays if the
   return on the spread
   depreciates over the payment
   period. (Counterparty:
   Merrill Lynch)                      12/25/08      24,465,980            (138)
                                                                  -------------
                                                                  $       1,441
                                                                  =============

--------------------------------------------------------------------------------
                              CREDIT DEFAULT SWAPS
--------------------------------------------------------------------------------
                                                                  NET UNREALIZED
                                                       NOTIONAL     APPRECIATION
                                     EXPIRATION          AMOUNT   (DEPRECIATION)
DESCRIPTION                                DATE   ($ THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------
Fund pays monthly payment of
   0.052% (0.624% per annum)
   times the notional amount of
   the CMBX NA-A 3 Index. Upon
   a defined credit event, Fund
   receives the notional amount
   and delivers the defined
   deliverable obligation.
   (Counterparty: Goldman Sachs)       12/25/49   $       1,000   $         164

Fund pays quarterly payment of
   0.2375% (0.95% per annum)
   times notional amount of
   Lowe's Inc., 8.25%,
   06/01/2010. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   Bank of America)                    03/20/13           1,000               3

Fund pays quarterly payment of
   0.1475% (0.59% per annum)
   times notional amount of
   Safeway Inc., 5.80%,
   08/15/2012. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   Bank of America)                    03/20/13           1,250               2

Fund pays quarterly payment of
   0.068% (0.272% per annum)
   times notional amount of
   Southwest Airlines Co.,
   6.50%, 03/01/2012. Upon a
   defined credit event, Fund
   will receive the notional
   amount and deliver the
   defined obligation.
   (Counterparty: Merrill Lynch)       12/20/11             750              59

Fund pays quarterly payment of
   0.113% (0.452% per annum)
   times notional amount of
   Lubrizol Corp., 7.25%,
   06/15/2035. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   Merrill Lynch)                      12/20/11             750              11

Fund pays quarterly payment of
   0.173% (0.692% per annum)
   times notional amount of
   Donnelley (R.R.) & Sons,
   4.95%, 04/01/2014. Upon a
   defined credit event, Fund
   will receive the notional
   amount and deliver the
   defined obligation.
   (Counterparty: Merrill Lynch)       12/20/11             750              27

Fund pays quarterly payment of
   0.05% (0.20% per annum)
   times notional amount of PPG
   Industries Inc., 7.05%,
   08/15/2009. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   JPMorgan Chase)                     12/20/11             750              15

Fund pays quarterly payment of
   0.113% (0.452% per annum)
   times notional amount of
   Lubrizol Corp., 7.25%,
   06/15/2025. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   Merrill Lynch)                      12/20/11             750              11

Fund pays quarterly payment of
   0.11% (0.44% per annum)
   times notional amount of
   Autozone Inc., 5.875%,
   10/15/2012. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   Bank of America)                    12/20/11             750              14

Fund pays quarterly payment of
   0.119% (0.476% per annum)
   times notional amount of
   MeadWestavaco Corp., 6.85%,
   04/01/2012. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   Bank of America)                    12/20/11             750              28

Fund pays quarterly payment of
   0.115% (0.46% per annum)
   times notional amount of
   Autozone Inc., 5.875%,
   10/15/2012. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   JPMorgan Chase)                     12/20/11             750              13


--------------------------------------------------------------------------------
40         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                  NET UNREALIZED
                                                       NOTIONAL     APPRECIATION
                                     EXPIRATION          AMOUNT   (DEPRECIATION)
DESCRIPTION                                DATE   ($ THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------
Fund pays quarterly payment of
   0.295% (1.18% per annum)
   times notional amount of Gap
   Inc., 8.80%, 12/15/2008.
   Upon a defined credit event,
   Fund will receive the
   notional amount and deliver
   the defined obligation.
   (Counterparty: JPMorgan
   Chase)                              12/20/11   $         750   $          18

Fund pays quarterly payment of
   0.138% (0.552% per annum)
   times notional amount of
   Black & Decker Corp.,
   7.125%, 06/01/2011. Upon a
   defined credit event, Fund
   will receive the notional
   amount and deliver the
   defined obligation.
   (Counterparty: Bank of
   America)                            12/20/11             750              20

Fund pays quarterly payment of
   0.048% (0.192% per annum)
   times notional amount of TJX
   Companies Inc., 7.45%,
   12/15/2009. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   Bank of America)                    12/20/11             750              10

Fund pays quarterly payment of
   0.055% (0.22% per annum)
   times notional amount of
   Nucor Corp., 4.875%,
   10/01/2012. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   Bank of America)                    12/20/11             750              15

Fund pays quarterly payment of
   0.033% (0.132% per annum)
   times notional amount of
   Lowes Companies Inc., 8.25%,
   06/01/2010. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   Merrill Lynch)                      12/20/11             750              18

Fund pays quarterly payment of
   0.295% (1.18% per annum)
   times notional amount of Gap
   Inc., 8.80%, 12/15/2008.
   Upon a defined credit event,
   Fund will receive the
   notional amount and deliver
   the defined obligation.
   (Counterparty: Bank of
   America)                            12/20/11             750              16

Fund pays quarterly payment of
   0.193% (0.772% per annum)
   times notional amount of
   Jones Apparel Group, 5.125%,
   11/15/2014. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   JPMorgan Chase)                     12/20/11             750              62

Fund pays quarterly payment of
   0.035% (0.14% per annum)
   times notional amount of
   Pitney Bowes Inc., 4.625%,
   10/01/2012. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   Bank of America)                    12/20/11           1,500              24

Fund pays quarterly payment of
   0.111% (0.444% per annum)
   times notional amount of
   Darden Restaurants Inc,
   7.125%, 02/01/2016. Upon a
   defined credit event, Fund
   will receive the notional
   amount and deliver the
   defined obligation.
   (Counterparty: Bank of
   America)                            12/20/11             750              29

Fund pays quarterly payment of
   0.119% (0.476% per annum)
   times notional amount of The
   Limited Inc., 6.125%,
   12/01/2012. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   Bank of America)                    12/20/11             750              72

Fund pays quarterly payment of
   0.138% (0.552% per annum)
   times notional amount of
   Black & Decker Corp.,
   7.125%, 06/01/2011. Upon a
   defined credit event, Fund
   will receive the notional
   amount and deliver the
   defined obligation.
   (Counterparty: JPMorgan
   Chase)                              12/20/11             750              34

Fund pays quarterly payment of
   0.225% (0.90% per annum)
   times notional amount of MDC
   Holdings Inc., 5.50%,
   05/15/2013. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   Merrill Lynch)                      12/20/11             750              21

Fund pays quarterly payment of
   0.098% (0.392% per annum)
   times notional amount of
   Hasbro Inc., 2.75%,
   12/01/2021. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   JPMorgan Chase)                      12/2011             750              21

Fund pays quarterly payment of
   0.085% (0.340% per annum)
   times notional amount of
   Whirlpool Corp., 7.75%,
   07/15/2016. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   JPMorgan Chase)                     12/20/11             750              28

Fund pays quarterly payment of
   0.113% (0.452% per annum)
   times notional amount of
   Weyerhaeuser Co., 6.75%,
   03/15/2012. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   Bank of America)                    12/20/11             350              14

--------------------------------------------------------------------------------
                                                                  NET UNREALIZED
                                                       NOTIONAL     APPRECIATION
                                     EXPIRATION          AMOUNT   (DEPRECIATION)
DESCRIPTION                                DATE   ($ THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------
Fund pays quarterly payment of
   0.055% (0.22% per annum)
   times notional amount of
   Nucor Corp., 4.875%,
   10/01/2012. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   JPMorgan Chase)                     12/20/11   $         750   $           7

Fund pays quarterly payment of
   0.068% (0.272% per annum)
   times notional amount of
   Southwest Airlines Co.,
   6.50%, 03/01/2012. Upon a
   defined credit event, Fund
   will receive the notional
   amount and deliver the
   defined obligation.
   (Counterparty: JPMorgan
   Chase)                              12/20/11             750              59

Fund pays quarterly payment of
   0.098% (0.392% per annum)
   times notional amount of
   Radian Group Inc., 7.75%,
   06/01/2011. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   JPMorgan Chase)                     12/20/13             750             215

Fund pays quarterly payment of
   0.093% (0.372% per annum)
   times notional amount of
   Johnson Controls Inc.,
   7.125%, 07/15/2017. Upon a
   defined credit event, Fund
   will receive the notional
   amount and deliver the
   defined obligation.
   (Counterparty: Bank of
   America)                            12/20/13             750              23

Fund pays quarterly payment of
   0.088% (0.352% per annum)
   times notional amount of
   MGIC Investment Corp.,
   6.00%, 03/15/2007. Upon a
   defined credit event, Fund
   will receive the notional
   amount and deliver the
   defined obligation.
   (Counterparty: Bank of
   America)                            12/20/13             750             154

Fund pays quarterly payment of
   0.088% (0.352% per annum)
   times notional amount of PMI
   Group Inc., 6.00%,
   09/15/2016. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   JPMorgan Chase)                     12/20/13             750             166

Fund pays quarterly payment of
   0.098% (0.392% per annum)
   times notional amount of
   Johnson Controls Inc.,
   7.125%, 07/15/2017. Upon a
   defined credit event, Fund
   will receive the notional
   amount and deliver the
   defined obligation.
   (Counterparty: Bank of
   America)                            12/20/13             750              10

Fund pays quarterly payment of
   0.088% (0.352% per annum)
   times notional amount of
   Alcan Inc., 4.875%,
   09/15/2012. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   Bank of America)                    12/20/13             750              11

Fund pays quarterly payment of
   0.098% (0.392% per annum)
   times notional amount of
   Radian Group Inc., 7.75%,
   06/01/2011. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   Bank of America)                     12/2013             750             237

Fund pays quarterly payment of
   0.088% (0.352% per annum)
   times notional amount of PMI
   Group Inc., 6.00%,
   09/15/2016. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   Bank of America)                    12/20/13             750             165

Fund pays quarterly payment of
   0.088% (0.352% per annum)
   times notional amount of
   MGIC Investment Corp.,
   6.00%, 03/15/2007. Upon a
   defined credit event, Fund
   will receive he notional
   amount and deliver the
   defined obligation.
   (Counterparty: JPMorgan
   Chase)                              12/20/13             750             143

Fund pays quarterly payment of
   0.07% (0.28% per annum)
   times notional amount of
   Nordstrom Inc., 6.95%,
   03/15/2028. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   JPMorgan Chase)                     12/20/13             750              19

Fund pays quarterly payment of
   0.063% (0.252% per annum)
   times notional amount of Dow
   Chemical Inc., 6.00%,
   10/01/2012. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   Merrill Lynch)                      12/20/13             750              24

Fund pays quarterly payment of
   0.183% (0.732% per annum)
   times notional amount of
   Masco Corp., 5.875%,
   07/15/2012. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   Bank of America)                    12/20/13             750              52

Fund pays quarterly payment of
   0.065% (0.26% per annum)
   times notional amount of Dow
   Chemical Inc., 6.00%,
   10/01/2012. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   JPMorgan Chase)                     12/20/13             750              13


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008         41

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund (Concluded)
March 31, 2008
--------------------------------------------------------------------------------
                                                                  NET UNREALIZED
                                                       NOTIONAL     APPRECIATION
                                     EXPIRATION          AMOUNT   (DEPRECIATION)
DESCRIPTION                                DATE   ($ THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------
Fund pays quarterly payment
   of 0.07% (0.28% per annum)
   times notional amount of
   Nordstrom Inc., 6.95%,
   03/15/2028. Upon a defined
   credit event, Fund will
   receive the notional
   amount and deliver the
   defined obligation.
   (Counterparty: Merrill Lynch)       12/20/13   $         750   $          19

Fund pays quarterly payment
   of 0.054% (0.216% per annum)
   times notional amount of
   Carnival Corp., 6.65%,
   1/15/2028. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   JPMorgan Chase)                     06/20/12             650              25

Fund pays quarterly payment
   of 0.05% (0.20% per annum)
   times notional amount of
   Campbell Soup Co., 4.875,
   10/01/2013. Upon a defined
   credit event, Fund will
   receive the notional
   amount and deliver the
   defined obligation.
   (Counterparty: Bank of
   America)                            06/20/14           1,150              14

Fund pays quarterly payment
   of 0.08% (0.32% per annum)
   times notional amount of
   Washington Mutual Co.,
   5.25%, 09/15/2017. Upon a
   defined credit event, Fund
   will receive the notional
   amount and deliver the
   defined obligation.
   (Counterparty: JPMorgan
   Chase)                              03/20/12             700             113

Fund pays quarterly payment
   of 0.113% (0.452% per
   annum) times notional
   amount of Weyerhaeuser
   Co., 6.75%, 03/15/2012.
   Upon a defined credit
   event, Fund will receive
   the notional amount and
   deliver the defined
   obligation. (Counterparty:
   Merrill Lynch)                      03/20/12             750              34

Fund pays quarterly payment
   of 0.08% (0.32% per annum)
   times notional amount of
   Alcan Inc., 4.875%,
   9/15/2012. Upon a defined
   credit event, Fund will
   receive the notional
   amount and deliver the
   defined obligation.
   (Counterparty: Bank of
   America)                            03/20/14             650              11

Fund pays quarterly payment
   of 0.165 (0.66% per annum)
   times notional amount of
   BorgWarner Inc., 6.5%
   02/15/2009. Upon a defined
   credit event, Fund will
   receive the notional
   amount and deliver the
   defined obligation.
   (Counterparty: Goldman
   Sachs)                              03/20/13           1,250              13

Fund pays quarterly payment
   of 0.20% (0.80% per annum)
   times notional amount of
   BorgWarner Inc., 6.50%,
   03/20/2013. Upon a defined
   credit event, Fund will
   receive the notional
   amount and deliver the
   defined obligation.
   (Counterparty: Goldman Sachs)       03/20/13           1,000               4

Fund pays quarterly payment
   of 0.275% (1.10% per
   annum) times notional
   amount of Century
   Telephone, 6.00%,
   04/01/2017. Upon a defined
   credit event, Fund
   receives the notional
   amount and delivers
   receipt of the defined
   deliverable obligation.
   (Counterparty: Goldman Sachs)       03/20/13           1,250              24

Fund pays quarterly payment
   of 0.16 (0.64% per annum)
   times notional amount of
   Safeway Inc., 5.80%
   08/15/2012. Upon a defined
   credit event, Fund will
   receive the notional
   amount and deliver the
   defined obligation.
   (Counterparty: JPMorgan Chase)      03/20/13           1,250              (1)

Fund pays quarterly payment
   of 0.16% (0.64% per annum)
   times notional amount of
   Kroger Co., 5.5%,
   02/01/2013. Upon a defined
   credit event, Fund will
   receive the notional
   amount and deliver the
   defined obligation.
   (Counterparty: Merrill Lynch)       03/20/13           1,500              (1)

Fund pays quarterly payment
   of 0.15% (0.60% per annum)
   times notional amount of
   the CDX.NA.IG9 Index. Upon
   a defined credit event,
   Fund receives the notional
   amount and delivers the
   defined deliverable
   obligation. (Counterparty:
   Goldman Sachs)                      12/20/12           5,000             (15)

Fund pays quarterly payment
   of 0.113% (0.452% per
   annum) times notional
   amount of the ITRAXX
   Europe Senior Financials 5
   YR Series 8. Upon a
   defined credit event, Fund
   receives the notional
   amount and delivers the
   defined deliverable
   obligation. (Counterparty:
   Bank of America)                    12/20/12           1,750              57

--------------------------------------------------------------------------------
                                                                  NET UNREALIZED
                                                       NOTIONAL    APPRECIATION
                                     EXPIRATION          AMOUNT   (DEPRECIATION)
DESCRIPTION                                DATE   ($ THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------
Fund pays quarterly payment
   of 0.113% (0.452% per
   annum) times notional
   amount of the
   CDX.TES-F5-8T0 Index. Upon
   a defined credit event,
   Fund receives the notional
   amount and delivers the
   defined deliverable
   obligation. (Counterparty:
   Bank of America)                    12/20/12   $       2,750   $          87

Fund receives monthly
   payment of 0.008% (0.096%
   per annum) times the
   notional amount of the
   CMBX NA-AAA 1 Index. Upon
   a defined credit event,
   Fund pays the notional
   amount and takes receipt
   of the defined deliverable
   obligation. (Counterparty:
   Barclays)                           10/12/52         (10,000)            479

Fund pays monthly payment of
   0.02083% (0.25% per annum)
   times notional amount of
   the CMBX-NA-A 2 Upon a
   defined credit event, Fund
   receives the notional
   amount and delivers the
   defined deliverable
   obligation. (Counterparty:
   JPMorgan Chase)                     03/15/49           1,000               6
                                                                  -------------
                                                                  $       2,916
                                                                  =============

Percentages are based on Net Assets of $1,465,687 ($ Thousands).

*     Non-Income Producing Security.

**    Rate shown is the 7-day effective yield as of March 31, 2008.

+     Real Estate Investment Trust.

++    Investment in Affiliated Security (see Note 3).

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on March 31, 2008. The coupon on a step bond changes on a specified date.

(C) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2008.

(D) All or a portion of this security has been pledged as collateral for securities sold short. The total value of collateral for securities sold short at March 31, 2008 was $814,911 ($ Thousands).

(E) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(F) Zero Coupon Bond -- The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ABS -- Asset-Backed Security
ADR -- American Depositary Receipt
ARM -- Adjustable Rate Mortgage
Cl -- Class
CMBS -- Collateralized Mortgage-Backed Security
CMO -- Collateralized Mortgage Obligation
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only
LLC -- Limited Liability Company
L.P. -- Limited Partnership
NIM -- Net Interest Margin
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced
TIPS -- Treasury Inflated Protection Securities

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
42         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

S&P 500 Index Fund

March 31, 2008
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS#:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Short-Term Investments                                                    14.7%
Financials                                                                14.5%
Information Technology                                                    13.4%
Energy                                                                    11.2%
Industrials                                                               10.4%
Health Care                                                               10.0%
Consumer Staples                                                           9.4%
Consumer Discretionary                                                     7.4%
Utilities                                                                  3.0%
Materials                                                                  3.0%
Telecommunication Services                                                 2.9%
U.S. Treasury Obligation                                                   0.1%

# Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 98.0%

CONSUMER DISCRETIONARY -- 8.5%
   Abercrombie & Fitch, Cl A (B)                         11,000   $         805
   Amazon.com (B)*                                       36,800           2,624
   Apollo Group, Cl A (B)*                               16,103             696
   AutoNation (B)*                                       18,826             282
   Autozone*                                              5,094             580
   Bed Bath & Beyond (B)*                                32,933             971
   Best Buy (B)                                          41,741           1,731
   Big Lots (B)*                                         13,713             306
   Black & Decker (B)                                     8,209             543
   Brunswick (B)                                         11,315             181
   Carnival                                              52,084           2,108
   CBS, Cl B (B)                                         81,501           1,800
   Centex                                                14,944             362
   Clear Channel Communications                          59,563           1,740
   Coach*                                                44,710           1,348
   Comcast, Cl A (B)*                                   364,244           7,044
   Darden Restaurants                                    18,113             590
   Dillard's, Cl A (B)                                    7,605             131
   DIRECTV Group*                                        85,300           2,115
   DR Horton (B)                                         34,149             538
   Eastman Kodak (B)                                     35,910             634
   E.W. Scripps, Cl A                                    10,400             437
   Expedia*                                              25,500             558
   Family Dollar Stores (B)                              18,922             369
   Ford Motor (B)*                                      249,609           1,428
   Fortune Brands                                        19,019           1,322
   GameStop, Cl A (B)*                                   19,600           1,013
   Gannett (B)                                           29,347             852
   Gap                                                   54,531           1,073
   General Motors (B)                                    70,748           1,348
   Genuine Parts                                         21,336             858
   Goodyear Tire & Rubber*                               30,293             782
   H&R Block (B)                                         40,304             837
   Harley-Davidson                                       28,408           1,065
   Harman International Industries                        7,100             309
   Hasbro (B)                                            17,791             496

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Home Depot                                           205,964   $       5,761
   IAC/InterActive*                                      22,800             473
   International Game Technology                         37,356           1,502
   Interpublic Group (B)*                                58,601             493
   JC Penney*                                            26,280             991
   Johnson Controls                                      70,957           2,398
   Jones Apparel Group                                    9,790             131
   KB Home (B)                                            9,655             239
   Kohl's (B)*                                           37,247           1,597
   Leggett & Platt (B)                                   22,154             338
   Lennar, Cl A (B)                                      17,207             324
   Liz Claiborne                                         12,923             235
   Lowe's                                               178,836           4,102
   Ltd Brands (B)                                        38,927             666
   Macy's                                                50,764           1,171
   Marriott International, Cl A (B)                      37,140           1,276
   Mattel                                                44,318             882
   McDonald's                                           140,260           7,822
   McGraw-Hill                                           38,921           1,438
   Meredith                                               4,863             186
   New York Times, Cl A (B)                              17,992             340
   Newell Rubbermaid                                     34,747             795
   News, Cl A                                           277,833           5,209
   Nike, Cl B                                            45,894           3,121
   Nordstrom (B)                                         21,002             685
   Office Depot*                                         34,620             383
   OfficeMax                                              9,393             180
   Omnicom Group (B)                                     38,804           1,714
   Polo Ralph Lauren                                      7,700             449
   Pulte Homes (B)                                       26,555             386
   RadioShack                                            17,025             277
   Sears Holdings (B)*                                    9,165             936
   Sherwin-Williams (B)                                  12,016             613
   Snap-On                                                7,353             374
   Stanley Works (B)                                     10,379             494
   Staples*                                              83,914           1,855
   Starbucks (B)*                                        86,658           1,516
   Starwood Hotels & Resorts Worldwide                   22,335           1,156
   Target                                                98,919           5,013
   Tiffany (B)                                           14,673             614
   Time Warner                                          432,314           6,061
   TJX (B)                                               52,167           1,725
   VF                                                    11,214             869
   Viacom, Cl B*                                         78,601           3,114
   Walt Disney (B)                                      229,427           7,199
   Washington Post, Cl B                                    730             483
   Wendy's International                                 10,808             249
   Whirlpool (B)                                          9,805             851
   Wyndham Worldwide                                     22,602             467
   Yum! Brands                                           56,970           2,120
                                                                  --------------
                                                                        121,149
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008         43

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 10.8%
   Altria Group                                         256,856   $       5,702
   Anheuser-Busch                                        88,274           4,189
   Archer-Daniels-Midland                                77,066           3,172
   Avon Products                                         51,051           2,018
   Brown-Forman, Cl B                                     9,976             661
   Campbell Soup                                         27,275             926
   Clorox                                                16,242             920
   Coca-Cola                                            241,496          14,700
   Coca-Cola Enterprises                                 34,817             842
   Colgate-Palmolive                                     62,393           4,861
   ConAgra Foods                                         57,852           1,385
   Constellation Brands, Cl A (B)*                       24,100             426
   Costco Wholesale (B)                                  52,018           3,380
   CVS Caremark                                         174,395           7,065
   Dean Foods                                            16,100             323
   Estee Lauder, Cl A                                    14,500             665
   General Mills                                         40,291           2,413
   Hershey (B)                                           21,612             814
   HJ Heinz                                              37,549           1,764
   Kellogg (B)                                           31,267           1,643
   Kimberly-Clark                                        50,699           3,273
   Kraft Foods, Cl A                                    186,388           5,780
   Kroger                                                81,059           2,059
   McCormick                                             16,261             601
   Molson Coors Brewing, Cl B                            17,046             896
   Pepsi Bottling Group                                  16,436             557
   PepsiCo                                              194,367          14,033
   Philip Morris International*                         256,856          12,992
   Procter & Gamble                                     373,276          26,155
   Reynolds American (B)                                 21,440           1,266
   Safeway                                               55,046           1,616
   Sara Lee                                              87,887           1,229
   SUPERVALU (B)                                         25,997             779
   SYSCO                                                 72,420           2,102
   Tyson Foods, Cl A (B)                                 31,590             504
   UST (B)                                               18,540           1,011
   Wal-Mart Stores                                      285,411          15,035
   Walgreen (B)                                         121,444           4,626
   Whole Foods Market (B)                                17,600             580
   WM Wrigley Jr.                                        25,760           1,619
                                                                  --------------
                                                                        154,582
                                                                  --------------
ENERGY -- 12.9%
   Anadarko Petroleum                                    55,880           3,522
   Apache                                                39,800           4,809
   Baker Hughes                                          38,034           2,605
   BJ Services (B)                                       36,656           1,045
   Cameron International (B)*                            26,400           1,099
   Chesapeake Energy (B)                                 54,100           2,497
   Chevron                                              252,997          21,596
   ConocoPhillips                                       190,225          14,497
   Consol Energy (B)                                     21,700           1,501

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Devon Energy                                          54,013   $       5,635
   El Paso (B)                                           87,294           1,453
   ENSCO International (B)                               16,900           1,058
   EOG Resources (B)                                     29,344           3,521
   Exxon Mobil                                          649,336          54,921
   Halliburton                                          105,779           4,160
   Hess                                                  33,275           2,934
   Marathon Oil                                          85,456           3,897
   Murphy Oil                                            22,863           1,878
   Nabors Industries (B)*                                34,778           1,175
   National Oilwell Varco*                               42,668           2,491
   Noble                                                 32,542           1,616
   Noble Energy                                          21,400           1,558
   Occidental Petroleum                                 100,604           7,361
   Peabody Energy (B)                                    31,700           1,617
   Range Resources                                       17,700           1,123
   Rowan (B)                                             13,797             568
   Schlumberger                                         144,362          12,560
   Smith International                                   24,900           1,599
   Spectra Energy                                        75,161           1,710
   Sunoco (B)                                            13,857             727
   Tesoro                                                17,100             513
   Transocean (B)                                        38,302           5,178
   Valero Energy                                         66,108           3,247
   Weatherford International*                            40,254           2,917
   Williams                                              70,865           2,337
   XTO Energy                                            62,218           3,849
                                                                  --------------
                                                                        184,774
                                                                  --------------
FINANCIALS -- 16.5%
   ACE                                                   39,385           2,169
   Aflac                                                 58,508           3,800
   Allstate                                              68,459           3,290
   AMBAC Financial Group (B)                             12,814              74
   American Capital Strategies (B)                       22,500             769
   American Express                                     139,815           6,113
   American International Group (B)                     306,271          13,246
   Ameriprise Financial                                  27,384           1,420
   AON                                                   36,429           1,464
   Apartment Investment & Management, Cl A+              10,450             374
   Assurant                                              11,600             706
   AvalonBay Communities+ (B)                             9,900             956
   Bank of America                                      538,770          20,425
   Bank of New York Mellon                              137,186           5,725
   BB&T (B)                                              67,597           2,167
   Bear Stearns (B)                                      13,498             142
   Boston Properties+                                    14,900           1,372
   Capital One Financial (B)                             44,762           2,203
   CB Richard Ellis Group, Cl A (B)*                     23,400             506
   Charles Schwab                                       112,027           2,109
   Chubb                                                 45,756           2,264


--------------------------------------------------------------------------------
44         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Cincinnati Financial (B)                              19,379   $         737
   CIT Group                                             24,208             287
   Citigroup                                            634,246          13,586
   CME Group                                              6,447           3,024
   Comerica                                              18,283             641
   Countrywide Financial (B)                             73,771             406
   Developers Diversified Realty+ (B)                    15,900             666
   Discover Financial Services                           57,530             942
   E*Trade Financial (B)*                                53,439             206
   Equity Residential+ (B)                               32,940           1,367
   Fannie Mae                                           119,881           3,155
   Federated Investors, Cl B                             11,145             436
   Fifth Third Bancorp                                   63,211           1,322
   First Horizon National (B)                            15,715             220
   Franklin Resources                                    19,215           1,864
   Freddie Mac (B)                                       78,759           1,994
   General Growth Properties+ (B)                        30,700           1,172
   Genworth Financial, Cl A                              54,900           1,243
   Goldman Sachs Group (B)                               47,862           7,916
   Hartford Financial Services Group                     37,586           2,848
   HCP+                                                  27,600             933
   Host Hotels & Resorts+                                65,100           1,036
   Hudson City Bancorp                                   60,900           1,077
   Huntington Bancshares (B)                             45,575             490
   IntercontinentalExchange*                              8,600           1,122
   Janus Capital Group (B)                               18,777             437
   JPMorgan Chase                                       413,772          17,772
   Keycorp                                               48,583           1,066
   Kimco Realty+ (B)                                     29,900           1,171
   Legg Mason                                            16,400             918
   Lehman Brothers Holdings (B)                          64,906           2,443
   Leucadia National (B)                                 21,200             959
   Lincoln National                                      31,898           1,659
   Loews                                                 52,473           2,110
   M&T Bank                                               9,561             769
   Marsh & McLennan (B)                                  61,650           1,501
   Marshall & Ilsley (B)                                 29,770             691
   MBIA (B)                                              16,227             198
   Merrill Lynch                                        118,347           4,821
   MetLife (B)                                           86,405           5,207
   MGIC Investment (B)                                   10,395             109
   Moody's (B)                                           25,108             875
   Morgan Stanley                                       134,561           6,149
   National City (B)                                     78,248             779
   Northern Trust                                        22,705           1,509
   NYSE Euronext (B)                                     31,600           1,950
   Plum Creek Timber+ (B)                                20,935             852
   PNC Financial Services Group (B)                      41,783           2,740
   Principal Financial Group (B)                         31,148           1,736
   Progressive (B)                                       82,568           1,327
   Prologis+ (B)                                         32,060           1,887
   Prudential Financial (B)                              53,766           4,207
   Public Storage+                                       15,328           1,358

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Regions Financial                                     85,763   $       1,694
   Safeco                                                11,238             493
   Simon Property Group+                                 27,509           2,556
   SLM (B)                                               54,943             843
   Sovereign Bancorp (B)                                 45,144             421
   State Street                                          47,391           3,744
   SunTrust Banks (B)                                    41,796           2,305
   T. Rowe Price Group (B)                               31,508           1,575
   Torchmark                                             10,705             644
   Travelers                                             74,732           3,576
   Unum Group (B)                                        42,052             926
   US Bancorp (B)                                       210,606           6,815
   Vornado Realty Trust+ (B)                             15,814           1,363
   Wachovia (B)                                         240,660           6,498
   Washington Mutual (B)                                103,619           1,067
   Wells Fargo (B)                                      401,606          11,687
   XL Capital, Cl A (B)                                  22,605             668
   Zions Bancorporation (B)                              13,760             627
                                                                  --------------
                                                                        234,686
                                                                  --------------
HEALTH CARE -- 11.5%
   Abbott Laboratories                                  186,468          10,284
   Aetna                                                 60,002           2,526
   Allergan                                              36,666           2,068
   AmerisourceBergen                                     19,496             799
   Amgen*                                               132,793           5,548
   Applera -- Applied Biosystems Group                   19,357             636
   Barr Pharmaceuticals*                                 13,300             643
   Baxter International                                  77,638           4,489
   Becton Dickinson                                      29,162           2,504
   Biogen Idec*                                          34,900           2,153
   Boston Scientific*                                   166,612           2,144
   Bristol-Myers Squibb                                 242,001           5,155
   Cardinal Health                                       43,155           2,266
   Celgene*                                              53,000           3,248
   Cigna                                                 33,171           1,346
   Coventry Health Care*                                 19,413             783
   Covidien*                                             59,482           2,632
   C.R. Bard                                             12,388           1,194
   Eli Lilly                                            118,830           6,130
   Express Scripts*                                      30,152           1,939
   Forest Laboratories*                                  36,963           1,479
   Genzyme*                                              31,732           2,365
   Gilead Sciences*                                     112,076           5,775
   Hospira*                                              19,504             834
   Humana*                                               20,797             933
   IMS Health                                            24,395             513
   Johnson & Johnson                                    343,556          22,287
   King Pharmaceuticals*                                 30,386             264
   Laboratory of America Holdings (B)*                   14,263           1,051
   McKesson                                              34,469           1,805


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008         45

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Medco Health Solutions*                               64,116   $       2,808
   Medtronic                                            137,217           6,637
   Merck                                                262,717           9,970
   Millipore (B)*                                         6,793             458
   Mylan Laboratories (B)                                34,511             400
   Patterson (B)*                                        17,400             632
   PerkinElmer                                           15,240             370
   Pfizer                                               819,704          17,156
   Quest Diagnostics (B)                                 19,824             897
   Schering-Plough                                      194,872           2,808
   St. Jude Medical*                                     40,594           1,753
   Stryker                                               28,942           1,883
   Tenet Healthcare (B)*                                 58,976             334
   Thermo Fisher Scientific*                             50,443           2,867
   UnitedHealth Group                                   152,447           5,238
   Varian Medical Systems*                               16,100             754
   Waters*                                               12,697             707
   Watson Pharmaceuticals*                               12,771             375
   WellPoint*                                            65,461           2,889
   Wyeth                                                162,566           6,789
   Zimmer Holdings*                                      28,955           2,254
                                                                  --------------
                                                                        163,772
                                                                  --------------
INDUSTRIALS -- 12.0%
   3M                                                    86,582           6,853
   Allied Waste Industries*                              31,842             344
   Avery Dennison                                        13,615             671
   Boeing                                                92,532           6,882
   Burlington Northern Santa Fe (B)                      36,624           3,377
   Caterpillar (B)                                       76,597           5,997
   C.H. Robinson Worldwide (B)                           20,100           1,093
   Cintas*                                               17,007             485
   Cooper Industries, Cl A                               22,786             915
   CSX                                                   50,050           2,806
   Cummins                                               24,040           1,126
   Danaher (B)                                           30,248           2,300
   Deere                                                 52,602           4,231
   Dover                                                 23,437             979
   Eaton                                                 18,269           1,456
   Emerson Electric                                      96,406           4,961
   Equifax                                               17,225             594
   Expeditors International Washington (B)               26,500           1,197
   FedEx                                                 37,905           3,513
   Fluor (B)                                             11,022           1,556
   General Dynamics                                      48,326           4,029
   General Electric                                   1,211,907          44,853
   Goodrich                                              15,720             904
   Honeywell International                               91,355           5,154
   Illinois Tool Works                                   49,424           2,384
   Ingersoll-Rand, Cl A                                  32,106           1,431
   ITT                                                   22,700           1,176
   Jacobs Engineering Group*                             14,900           1,097
   L-3 Communications Holdings (B)                       14,923           1,632

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Lockheed Martin                                       41,394   $       4,110
   Manitowoc                                             15,700             641
   Masco (B)                                             45,668             906
   Monster Worldwide*                                    16,034             388
   Norfolk Southern                                      46,126           2,506
   Northrop Grumman                                      40,519           3,153
   Paccar (B)                                            44,091           1,984
   Pall                                                  15,395             540
   Parker Hannifin                                       19,871           1,376
   Pitney Bowes                                          24,875             871
   Precision Castparts                                   16,400           1,674
   Raytheon                                              52,668           3,403
   Robert Half International                             21,027             541
   Rockwell Automation                                   17,626           1,012
   Rockwell Collins (B)                                  19,178           1,096
   RR Donnelley & Sons                                   27,311             828
   Ryder System (B)                                       7,554             460
   Southwest Airlines                                    92,249           1,144
   Terex*                                                12,800             800
   Textron                                               29,798           1,651
   Trane                                                 21,833           1,002
   Tyco International                                    58,982           2,598
   Union Pacific                                         31,547           3,955
   United Parcel Service, Cl B (B)                      125,190           9,141
   United Technologies                                  118,783           8,175
   Waste Management                                      60,428           2,028
   WW Grainger                                            8,265             631
                                                                  --------------
                                                                        170,610
                                                                  --------------
INFORMATION TECHNOLOGY -- 15.4%
   Adobe Systems*                                        68,536           2,439
   Advanced Micro Devices (B)*                           73,263             432
   Affiliated Computer Services, Cl A*                   12,349             619
   Agilent Technologies*                                 43,406           1,295
   Akamai Technologies (B)*                              20,400             574
   Altera                                                35,851             661
   Analog Devices                                        35,399           1,045
   Apple*                                               107,092          15,368
   Applied Materials                                    164,750           3,214
   Autodesk*                                             29,017             913
   Automatic Data Processing                             62,850           2,664
   BMC Software*                                         22,849             743
   Broadcom, Cl A*                                       59,236           1,141
   CA                                                    45,827           1,031
   Ciena (B)*                                            10,642             328
   Cisco Systems*                                       726,163          17,493
   Citrix Systems*                                       21,942             644
   Cognizant Technology Solutions, Cl A*                 35,600           1,026
   Computer Sciences*                                    19,233             784
   Compuware (B)*                                        33,875             249
   Convergys*                                            17,076             257
   Corning                                              192,678           4,632
   Dell*                                                274,074           5,460
   eBay*                                                136,532           4,074


--------------------------------------------------------------------------------
46         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Electronic Arts*                                      37,478   $       1,871
   Electronic Data Systems                               63,102           1,051
   EMC*                                                 251,940           3,613
   Fidelity National Information Services                20,365             777
   Fiserv*                                               19,280             927
   Google, Cl A*                                         28,116          12,384
   Hewlett-Packard                                      300,352          13,714
   Intel                                                701,594          14,860
   International Business Machines (B)                  167,890          19,331
   Intuit*                                               39,086           1,056
   Jabil Circuit                                         23,079             218
   JDS Uniphase (B)*                                     26,456             354
   Juniper Networks (B)*                                 62,000           1,550
   Kla-Tencor                                            23,171             860
   Lexmark International, Cl A (B)*                      12,039             370
   Linear Technology (B)                                 27,494             844
   LSI Logic (B)*                                        88,746             439
   MEMC Electronic Materials*                            27,200           1,928
   Microchip Technology (B)                              22,000             720
   Micron Technology (B)*                                94,369             563
   Microsoft                                            972,662          27,604
   Molex                                                 17,760             411
   Motorola                                             274,306           2,551
   National Semiconductor                                29,837             547
   NetApp (B)*                                           43,776             878
   Novell*                                               42,389             267
   Novellus Systems (B)*                                 13,927             293
   Nvidia (B)*                                           65,948           1,305
   Oracle*                                              480,156           9,392
   Paychex (B)                                           39,456           1,352
   QLogic*                                               15,948             245
   Qualcomm                                             195,132           8,000
   SanDisk (B)*                                          28,400             641
   Sun Microsystems*                                     98,102           1,524
   Symantec (B)*                                        102,747           1,708
   Tellabs*                                              54,699             298
   Teradata*                                             22,368             493
   Teradyne*                                             23,707             294
   Texas Instruments                                    161,534           4,567
   Total System Services (B)                             25,280             598
   Tyco Electronics*                                     59,082           2,028
   Unisys*                                               43,195             191
   VeriSign (B)*                                         27,200             904
   Western Union                                         89,212           1,898
   Xerox                                                109,536           1,640
   Xilinx                                                35,709             848
   Yahoo! (B)*                                          163,638           4,734
                                                                  --------------
                                                                        219,727
                                                                  --------------
MATERIALS -- 3.5%
   Air Products & Chemicals (B)                          25,726           2,367
   Alcoa                                                 99,235           3,578
   Allegheny Technologies                                12,759             911
   Ashland                                                6,993             331

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Ball                                                  12,891   $         592
   Bemis                                                 13,090             333
   Dow Chemical                                         115,675           4,263
   Eastman Chemical                                      10,508             656
   Ecolab (B)                                            22,230             966
   E.I. Du Pont de Nemours                              110,035           5,145
   Freeport-McMoRan Copper & Gold, Cl B (B)              45,868           4,413
   Hercules                                              14,607             267
   International Flavors & Fragrances                     9,494             418
   International Paper                                   53,370           1,452
   MeadWestvaco                                          22,815             621
   Monsanto                                              66,648           7,431
   Newmont Mining                                        54,008           2,447
   Nucor                                                 34,182           2,316
   Pactiv*                                               16,587             435
   PPG Industries                                        20,545           1,243
   Praxair (B)                                           37,799           3,184
   Rohm & Haas (B)                                       15,222             823
   Sealed Air (B)                                        20,128             508
   Sigma-Aldrich (B)                                     16,536             986
   Titanium Metals (B)                                   10,900             164
   United States Steel (B)                               14,126           1,792
   Vulcan Materials (B)                                  12,549             833
   Weyerhaeuser (B)                                      24,788           1,612
                                                                  --------------
                                                                         50,087
                                                                  --------------
TELECOMMUNICATION SERVICES -- 3.4%
   American Tower, Cl A*                                 48,100           1,886
   AT&T                                                 733,158          28,080
   CenturyTel                                            13,960             464
   Citizens Communications                               42,331             444
   Embarq                                                18,786             753
   Qwest Communications International (B)               184,226             835
   Sprint Nextel (B)                                    341,622           2,285
   Verizon Communications                               349,022          12,722
   Windstream                                            59,646             713
                                                                  --------------
                                                                         48,182
                                                                  --------------
UTILITIES -- 3.5%
   AES*                                                  83,090           1,385
   Allegheny Energy                                      20,568           1,039
   Ameren                                                25,844           1,138
   American Electric Power                               47,715           1,986
   Centerpoint Energy                                    40,068             572
   CMS Energy (B)                                        27,892             378
   Consolidated Edison (B)                               32,133           1,276
   Constellation Energy Group                            21,499           1,898
   Dominion Resources                                    70,040           2,860
   DTE Energy (B)                                        21,045             818
   Duke Energy                                          150,922           2,694
   Dynegy, Cl A*                                         63,889             504


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008         47

SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund (Concluded)
March 31, 2008
--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Edison International                                  38,853   $       1,905
   Entergy                                               23,264           2,538
   Exelon                                                79,554           6,465
   FirstEnergy                                           36,487           2,504
   FPL Group (B)                                         48,820           3,063
   Integrys Energy Group                                  9,434             440
   Nicor (B)                                              5,525             185
   NiSource                                              34,279             591
   Pepco Holdings                                        24,200             598
   PG&E                                                  42,029           1,548
   Pinnacle West Capital (B)                             12,549             440
   PPL                                                   44,371           2,038
   Progress Energy (B)                                   30,683           1,279
   Public Service Enterprise Group                       60,930           2,449
   Questar                                               21,400           1,210
   Sempra Energy                                         31,065           1,655
   Southern (B)                                          91,135           3,245
   TECO Energy (B)                                       26,212             418
   Xcel Energy                                           49,219             982
                                                                  --------------
                                                                         50,101
                                                                  --------------
Total Common Stock
   (Cost $704,710) ($ Thousands)                                      1,397,670
                                                                  --------------

CORPORATE OBLIGATION (C) (E) -- 0.3%

FINANCIALS -- 0.3%
   SLM MTN, Ser S
       2.827%, 04/14/08                           $       4,093           4,093
                                                                  --------------
Total Corporate Obligation
   (Cost $4,093) ($ Thousands)                                            4,093
                                                                  --------------

CASH EQUIVALENTS**++ -- 17.0%
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 3.190%                   23,142,198          23,142
   SEI Liquidity Fund L.P.,
     3.200% (C)                                     219,343,149         219,343
                                                                  --------------
Total Cash Equivalents
   (Cost $242,485) ($ Thousands)                                        242,485
                                                                  --------------

U.S. TREASURY OBLIGATION (A) (D) -- 0.1%
   U.S. Treasury Bill
       1.572%, 06/12/08                                   1,585           1,582
                                                                  --------------
Total U.S. Treasury Obligation
   (Cost $1,580) ($ Thousands)                                            1,582
                                                                  --------------
Total Investments -- 115.4%
   (Cost $952,868) ($ Thousands)                                  $   1,645,830
                                                                  ==============

A summary of the open futures contracts held by the Fund at March 31, 2008, is as follows (see Note 2 in Notes to Financial Statements):

--------------------------------------------------------------------------------
                                        NUMBER OF                    UNREALIZED
TYPE OF                                 CONTRACTS    EXPIRATION    APPRECIATION
CONTRACT                             LONG (SHORT)          DATE   ($ THOUSANDS)
--------------------------------------------------------------------------------

S&P 500 Index E-MINI                          427      Jun-2008   $         195
                                                                  =============

Percentages are based on Net Assets of $1,425,780 ($ Thousands).

*     Non-Income Producing Security.

**    Rate shown is the 7-day effective yield as of March 31, 2008.

+     Real Estate Investment Trust.

++    Investment in Affiliated Security (see Note 3).

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) This security or a partial position of this security is on loan at March 31, 2008 (see Note 7). The total value of securities on loan at March 31, 2008 was $218,822 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan (see Note 7). The total value of such securities as of March 31, 2008 was $223,436 ($ Thousands).

(D)   The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2008.

Cl -- Class
L.P. -- Limited Partnership
MTN -- Medium Term Note
Ser -- Series

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
48         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

Small Cap Value Fund
March 31, 2008
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS#:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Short-Term Investments                                                    27.9%
Financials                                                                19.1%
Information Technology                                                    11.7%
Industrials                                                               10.4%
Consumer Discretionary                                                     9.3%
Health Care                                                                5.4%
Energy                                                                     5.1%
Materials                                                                  4.1%
Consumer Staples                                                           3.3%
Utilities                                                                  3.2%
Telecommunication Services                                                 0.3%
U.S. Treasury Obligation                                                   0.1%
Exchange Traded Fund                                                       0.1%
Warrants                                                                   0.0%
Rights                                                                     0.0%

# Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK+++ -- 96.5%

CONSUMER DISCRETIONARY -- 12.5%
   Advance Auto Parts                                    41,200   $       1,403
   Aftermarket Technology (B)*                           72,347           1,406
   AH Belo, Cl A (B)*                                    26,589             304
   American Axle & Manufacturing
      Holdings                                           93,175           1,910
   American Greetings, Cl A (B)                          44,900             833
   AnnTaylor Stores*                                     64,100           1,550
   Arctic Cat (B)                                        43,600             318
   ArvinMeritor (B)                                      88,400           1,106
   Asbury Automotive Group                               12,600             173
   Bebe Stores (B)                                      133,231           1,432
   Belo, Cl A                                           132,949           1,405
   Blyth*                                                25,900             511
   Brown Shoe                                            20,100             303
   California Pizza Kitchen*                             29,700             389
   Callaway Golf                                         44,700             656
   Carmike Cinemas                                        1,600              16
   Carrols Restaurant Group*                             74,300             664
   Carter's*                                             39,000             630
   Casual Male Retail Group*                            223,900             940
   Cato, Cl A                                            59,500             889
   CBRL Group                                            22,200             794
   CEC Entertainment (B)*                                20,600             595
   Champion Enterprises (B)*                             77,800             780
   Cheesecake Factory*                                   18,900             412
   Chico's FAS*                                          77,700             552
   Childrens Place Retail Stores (B)*                    57,200           1,405
   CKE Restaurants                                       25,900             291
   Collective Brands*                                    53,900             653
   Cooper Tire & Rubber (B)                             147,161           2,203
   Corinthian Colleges (B)*                             182,500           1,319

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   CSK Auto (B)*                                         34,249   $         319
   CSS Industries                                           600              21
   Dana (B)                                             392,100               4
   Domino's Pizza                                        28,000             378
   Dress Barn*                                           38,200             494
   DSW, Cl A*                                            96,803           1,254
   Ethan Allen Interiors (B)                            181,484           5,160
   FTD Group                                             56,500             758
   Gaylord Entertainment (B)*                            17,600             533
   Group 1 Automotive (B)                                11,000             258
   Handleman (B)*                                        49,600              12
   Helen Of Troy*                                        13,100             220
   hhgregg*                                              37,300             420
   Hooker Furniture                                      12,500             279
   HOT Topic*                                            31,700             137
   Jack in the Box*                                      85,100           2,287
   Jackson Hewitt Tax Service                            95,600           1,097
   Jakks Pacific (B)*                                    79,900           2,203
   Jarden*                                               39,386             856
   Journal Communications, Cl A                         107,100             790
   Journal Register                                      50,135              28
   Lakeland Industries*                                 130,000           1,520
   Leapfrog Enterprises (B)*                            179,326           1,264
   Lear (B)*                                             51,100           1,324
   Lee Enterprises                                       78,800             789
   Libbey                                               142,300           2,396
   Lifetime Brands                                       90,466             809
   LKQ (B)*                                             183,700           4,128
   M/I Homes (B)                                          2,200              37
   MarineMax (B)*                                       107,400           1,338
   Marriott International, Cl A (B)                      85,200           2,927
   Marvel Entertainment (B)*                             60,900           1,632
   MDC Partners, Cl A (Canada)*                         503,300           3,659
   Men's Wearhouse (B)                                   28,892             672
   Modine Manufacturing (B)                             111,000           1,608
   Morgans Hotel Group (B)*                             102,378           1,517
   Movado Group                                           9,900             193
   Nautilus (B)                                          37,400             123
   Nexstar Broadcasting Group,
      Cl A (B)*                                          16,900             100
   O'Charleys                                            36,300             418
   Orbitz Worldwide (B)*                                 86,400             595
   Orient-Express Hotels, Cl A                           63,500           2,741
   Pacific Sunwear Of California (B)*                   104,729           1,321
   Penske Auto Group                                      9,800             191
   Perry Ellis International*                            47,850           1,045
   PF Chang's China Bistro*                               6,400             182
   Pier 1 Imports (B)*                                  168,900           1,061
   Pinnacle Entertainment (B)*                          167,200           2,140
   Polaris Industries (B)                                21,800             894
   Princeton Review*                                     38,560             303
   Quiksilver (B)*                                      234,300           2,299
   RC2 (B)*                                              45,277             949


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008         49

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Regis (B)                                             47,842   $       1,315
   Rent-A-Center*                                       186,000           3,413
   Ruby Tuesday (B)                                      52,100             391
   Ruth's Chris Steak House (B)*                         90,300             624
   Ryland Group (B)                                      12,800             421
   Sally Beauty Holdings (B)*                           100,362             693
   Scholastic (B)*                                      112,300           3,399
   Scientific Games, Cl A*                               92,100           1,944
   Shoe Carnival*                                        69,750             944
   Sinclair Broadcast Group, Cl A (B)                   130,800           1,165
   Skechers U.S.A., Cl A*                                23,900             483
   Smith & Wesson Holding*                              122,200             613
   Sonic Automotive, Cl A (B)                           101,300           2,082
   Speedway Motorsports                                  10,900             273
   Stoneridge*                                           22,200             299
   Talbots (B)                                          188,800           2,035
   Tempur-Pedic International (B)                       107,165           1,179
   Tenneco*                                               5,200             145
   Thor Industries (B)                                   49,900           1,486
   Trans World Entertainment*                            56,100             211
   Tupperware Brands*                                    38,100           1,474
   Vail Resorts (B)*                                     73,264           3,538
   Valassis Communications*                              87,200             946
   Warnaco Group*                                        30,100           1,187
   Warner Music Group (B)                               209,900           1,045
   WMS Industries (B)*                                   39,500           1,421
   World Wrestling Entertainment,
      Cl A (B)                                           42,300             787
   Zale (B)*                                             90,800           1,794
                                                                  --------------
                                                                        118,832
                                                                  --------------
CONSUMER STAPLES -- 4.4%
   Alliance One International*                          367,120           2,217
   BJ's Wholesale Club*                                  90,900           3,244
   Casey's General Stores (B)                            38,703             875
   Central Garden and Pet (B)*                          102,602             473
   Central Garden and Pet, Cl A (B)*                     81,385             361
   Chiquita Brands International*                        19,500             451
   Corn Products International                           43,019           1,598
   Dean Foods                                            94,171           1,892
   Del Monte Foods                                      197,454           1,882
   Elizabeth Arden*                                      83,336           1,662
   Hain Celestial Group (B)*                            104,600           3,086
   JM Smucker                                            14,239             721
   Lancaster Colony                                      17,200             687
   Longs Drug Stores (B)                                 47,500           2,017
   Molson Coors Brewing, Cl B                            69,300           3,643
   Nash Finch (B)                                        20,000             680
   Pantry (B)*                                          129,534           2,731
   Performance Food Group (B)*                           33,099           1,082
   Ralcorp Holdings (B)*                                 32,126           1,868
   Ruddick                                              138,700           5,112

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Sanderson Farms (B)                                   77,700   $       2,953
   Universal (B)                                         25,300           1,658
   Weis Markets                                          23,600             813
                                                                  --------------
                                                                         41,706
                                                                  --------------
ENERGY -- 6.9%
   Alon USA Energy (B)                                   17,200             262
   American Oil & Gas*                                   78,900             258
   Atlas America (B)                                     30,902           1,868
   Berry Petroleum, Cl A                                 46,603           2,167
   Bois d'Arc Energy (B)*                                33,200             713
   Cal Dive International*                              189,387           1,966
   Cimarex Energy (B)                                    44,700           2,447
   Complete Production Services (B)*                    101,600           2,331
   Comstock Resources*                                   78,900           3,180
   Delek US Holdings (B)                                 62,200             788
   Delta Petroleum (B)*                                  59,800           1,348
   Double Hull Tankers                                   62,900             667
   Dresser-Rand Group*                                   63,700           1,959
   Energy Partners (B)*                                  70,801             671
   Exterran Holdings*                                     2,900             187
   General Maritime (B)                                  27,000             637
   GeoMet*                                               59,200             394
   Global Industries*                                    90,300           1,453
   Goodrich Petroleum (B)*                               51,701           1,555
   Grey Wolf (B)*                                       660,100           4,475
   Gulfmark Offshore (B)*                                 8,800             482
   Helix Energy Solutions Group*                          4,840             152
   Holly                                                 30,500           1,324
   ION Geophysical (B)*                                 169,600           2,340
   Lufkin Industries                                     18,000           1,149
   Mariner Energy (B)*                                  103,620           2,799
   Newpark Resources*                                   286,400           1,461
   North American Energy Partners*                       93,900           1,440
   Oil States International*                             53,700           2,406
   Overseas Shipholding Group                             8,100             567
   Parker Drilling (B)*                                 250,900           1,621
   Rosetta Resources (B)*                                96,500           1,898
   RPC (B)                                              229,500           3,486
   SEACOR Holdings (B)*                                  13,100           1,118
   St. Mary Land & Exploration                           43,500           1,675
   Stone Energy*                                         24,600           1,287
   Swift Energy*                                        126,467           5,690
   Tesoro                                                17,000             510
   Tetra Technologies*                                  109,200           1,730
   Union Drilling*                                       27,100             474
   Uranium Resources*                                    24,230             145
   W-H Energy Services*                                  40,529           2,790
                                                                  --------------
                                                                         65,870
                                                                  --------------


--------------------------------------------------------------------------------
50         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
FINANCIALS -- 25.1%
   1st Source                                             7,700   $         162
   Acadia Realty Trust+                                  28,400             686
   Advance America Cash Advance
      Centers                                            46,700             353
   Advanta, Cl B (B)                                     31,500             221
   AMB Property+ (B)                                     56,700           3,086
   Amcore Financial (B)                                  71,830           1,462
   American Equity Investment Life
      Holding (B)                                        82,481             765
   American Physicians Capital                           16,400             760
   Ameris Bancorp                                           600              10
   Amtrust Financial Services                            27,400             444
   Anchor Bancorp Wisconsin (B)                           5,400             102
   Anthracite Capital+ (B)                               63,800             421
   Anworth Mortgage Asset+                               91,600             562
   Apollo Investment                                     34,400             545
   Arbor Realty Trust+ (B)                               85,795           1,294
   Ares Capital                                          44,100             554
   Ashford Hospitality Trust+ (B)                       104,200             592
   Aspen Insurance Holdings                              84,000           2,216
   Assured Guaranty (B)                                  84,100           1,997
   Asta Funding                                          17,800             248
   BancFirst (B)                                         10,200             467
   Bancorp Rhode Island                                   2,358              85
   Bancorpsouth (B)                                      61,270           1,419
   Bank Mutual (B)                                      125,251           1,345
   Bank of the Ozarks (B)                                 6,700             160
   Berkshire Hills Bancorp                               48,400           1,219
   BioMed Realty Trust+ (B)                              51,300           1,226
   Boston Private Financial Holdings (B)                 25,200             267
   Boston Properties+ (B)                                41,000           3,775
   British Land (United Kingdom)+                        77,570           1,415
   Brookfield Asset Management, Cl A*                    46,600           1,250
   Brookfield Properties                                 23,900             462
   Camden Property Trust+ (B)                            41,971           2,107
   Capital Lease Funding+                               215,500           1,674
   Capital Trust, Cl A+                                   2,000              54
   Capstead Mortgage+ (B)                                70,600             805
   Cardinal Financial                                   120,525           1,069
   Cash America International                            32,600           1,187
   CBL & Associates Properties+                          16,700             393
   Chemical Financial (B)                                63,700           1,519
   Citizens Republic Bancorp                             61,236             761
   City Bank (B)                                         12,850             286
   City Holding                                          37,300           1,488
   CNA Surety*                                           44,500             684
   Commerce Group                                         2,700              97
   Community Bank System (B)                             22,500             553
   CompuCredit*                                          14,800             131
   Cousins Properties+ (B)                               94,600           2,338
   Crystal River Capital+ (B)                            39,200             350
   Danvers Bancorp*                                      86,600             870

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Darwin Professional Underwriters*                     35,100   $         789
   Dawnay Day Sirius (United
      Kingdom)*                                         405,932             431
   Dawnay Day Treveria (United
      Kingdom)*                                         471,407             493
   Dearborn Bancorp*                                     41,900             318
   Delphi Financial Group, Cl A                          28,300             827
   DiamondRock Hospitality+                              42,900             544
   Douglas Emmett+ (B)                                  142,300           3,139
   Duke Realty+                                         111,100           2,534
   Eastern Insurance Holdings                            40,700             589
   Education Realty Trust+                              114,883           1,444
   Employers Holdings                                   128,407           2,381
   Encore Bancshares*                                    23,490             411
   Endurance Specialty Holdings (B)                      32,336           1,183
   Entertainment Properties Trust+ (B)                   18,600             918
   Equity One+ (B)                                       77,492           1,857
   Equity Residential+ (B)                              180,900           7,506
   ESSA Bancorp*                                         34,800             409
   Evercore Partners, Cl A                               29,900             531
   FBL Financial Group, Cl A                             16,300             464
   Financial Federal (B)                                 28,800             628
   First American (B)                                    81,300           2,759
   First Community Bancorp                               24,000             644
   First Financial (B)                                    4,500             139
   First Financial Bancorp (B)                          182,473           2,454
   First Financial Bankshares                             8,700             357
   First Industrial Realty Trust+ (B)                    39,400           1,217
   First Merchants (B)                                   35,400           1,010
   First Mercury Financial*                              50,900             886
   First Midwest Bancorp (B)                             73,037           2,028
   First Niagara Financial Group                        210,400           2,859
   FirstFed Financial (B)*                                6,300             171
   FirstMerit (B)                                       128,682           2,659
   Flagstar Bancorp (B)                                  52,400             378
   Flushing Financial                                    55,800             981
   Forest City Enterprises, Cl A                         64,100           2,359
   Fpic Insurance Group*                                 16,800             792
   GAMCO Investors, Cl A                                 11,800             594
   General Growth Properties+ (B)                       194,370           7,419
   Gramercy Capital+ (B)                                130,426           2,730
   Great Southern Bancorp                                 5,200              81
   Greenhill (B)                                         10,800             751
   Hallmark Financial Services*                          22,100             247
   Hammerson (United Kingdom)+                           83,171           1,841
   Hancock Holding (B)                                   35,064           1,473
   Hanmi Financial                                       71,800             531
   Harleysville Group                                       800              29
   Heritage Commerce (B)                                  6,200             114
   Hersha Hospitality Trust+                            156,700           1,415
   Hilb Rogal & Hobbs (B)                               136,600           4,299
   Home Federal Bancorp                                  45,560             546
   Horace Mann Educators                                 66,979           1,171


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008         51

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Host Hotels & Resorts+ (B)                           472,955   $       7,529
   HRPT Properties Trust+ (B)                           113,900             767
   IMPAC Mortgage Holdings+ (B)                          67,100              85
   Imperial Capital Bancorp                              14,300             309
   Independent Bank                                      14,600             431
   Infinity Property & Casualty (B)                      46,389           1,930
   Investors Bancorp*                                    28,700             441
   IPC Holdings (B)                                      87,900           2,461
   Irwin Financial (B)                                   29,800             158
   Jefferies Group                                       48,200             778
   KBW (B)*                                              66,500           1,466
   Kimco Realty+ (B)                                    207,200           8,116
   Knight Capital Group, Cl A*                           14,900             242
   LandAmerica Financial Group (B)                        9,000             355
   LaSalle Hotel Properties+                             25,900             744
   Lexington Realty Trust+ (B)                           45,500             656
   Liberty Property Trust+ (B)                           51,200           1,593
   Marlin Business Services*                             63,000             475
   Max Capital Group (B)                                 18,400             482
   Meadowbrook Insurance Group*                         186,300           1,455
   MFA Mortgage Investments+ (B)                        259,746           1,636
   Mid-America Apartment
      Communities+                                       27,748           1,383
   Montpelier Re Holdings (B)                            65,500           1,051
   National Financial Partners                           23,200             521
   National Retail Properties+ (B)                       67,700           1,493
   Navigators Group*                                     18,952           1,031
   NBT Bancorp (B)                                       41,600             924
   Nelnet, Cl A                                          14,500             170
   New York Community Bancorp                            19,100             348
   NewAlliance Bancshares                               153,416           1,881
   Newcastle Investment+ (B)                             21,100             174
   Odyssey Re Holdings (B)                               29,400           1,080
   Old National Bancorp (B)                              64,200           1,156
   Old Second Bancorp (B)                                11,300             300
   Oriental Financial Group (B)                          70,900           1,397
   Pacific Capital Bancorp                                    1              --
   Parkway Properties+                                   16,100             595
   PennantPark Investment                                92,902             791
   Pennsylvania Real Estate Investment
      Trust+ (B)                                         30,700             749
   Pico Holdings (B)*                                    46,800           1,415
   Piper Jaffray (B)*                                    82,664           2,807
   Platinum Underwriters Holdings                        94,156           3,056
   PMA Capital, Cl A*                                       700               6
   Preferred Bank (B)                                     8,300             139
   Presidential Life                                     31,600             551
   ProAssurance*                                         39,508           2,127
   Prosperity Bancshares (B)                             38,600           1,106
   Provident Bankshares (B)                              44,200             475
   Provident New York Bancorp (B)                        33,400             451
   PS Business Parks+                                    30,699           1,593
   Rainier Pacific Financial Group                       21,859             304

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   RAIT Financial Trust+ (B)                             29,400   $         204
   Redwood Trust+ (B)                                    15,243             554
   RenaissanceRe Holdings                                28,800           1,495
   Renasant                                              33,100             745
   Resource Capital+ (B)                                 27,600             209
   RLI                                                   10,900             540
   Safety Insurance Group                                18,200             621
   Sandy Spring Bancorp (B)                              16,400             451
   Saul Centers+ (B)                                     17,600             884
   SCBT Financial                                         5,100             172
   SeaBright Insurance Holdings*                         29,500             435
   Selective Insurance Group (B)                         64,900           1,550
   Senior Housing Properties Trust+ (B)                  40,900             969
   Signature Bank (B)*                                   60,737           1,549
   Simmons First National, Cl A                           3,900             116
   Simon Property Group+ (B)                             82,800           7,693
   South Financial Group (B)                             76,046           1,130
   Southside Bancshares (B)                               5,000             120
   State Auto Financial                                  29,100             848
   Sterling Bancshares                                  150,502           1,496
   Stewart Information Services (B)                     132,600           3,711
   Sun Bancorp*                                           6,800              90
   Sun Communities+                                      70,000           1,435
   Sunstone Hotel Investors+ (B)                         86,800           1,390
   Superior Bancorp (B)*                                113,120             562
   Susquehanna Bancshares (B)                            49,800           1,014
   SVB Financial Group (B)*                              32,100           1,401
   TCF Financial                                         73,496           1,317
   Texas Capital Bancshares*                             25,100             424
   Thomas Properties Group                               60,200             529
   Tompkins Financial (B)                                 4,700             231
   TradeStation Group (B)*                               21,300             181
   UMB Financial (B)                                     18,106             746
   Unibail (France)+                                      9,582           2,475
   United America Indemnity, Cl A (B)*                   16,700             322
   United Bankshares (B)                                 62,872           1,676
   United Financial Bancorp                              74,056             821
   Validus Holdings*                                     47,200           1,106
   Verde Realty PIPE (G) (H)*                            21,100             696
   ViewPoint Financial Group                             23,700             391
   Vornado Realty Trust+ (B)                             80,500           6,940
   WesBanco (B)                                          23,900             591
   West Coast Bancorp                                    18,900             276
   Westfield Financial                                  104,900           1,025
   Wilshire Bancorp                                      45,600             348
   Winthrop Realty Trust+ (B)                            71,500             295
   Wintrust Financial                                    32,165           1,124
   WR Berkley                                            44,237           1,225
   WSFS Financial                                        27,817           1,371
   Zenith National Insurance                             82,900           2,973
                                                                  --------------
                                                                        237,916
                                                                  --------------


--------------------------------------------------------------------------------
52         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
HEALTH CARE -- 7.3%
   Accelrys*                                            225,000   $       1,217
   Advanced Medical Optics (B)*                         136,200           2,765
   Albany Molecular Research*                            20,200             245
   Amedisys (B)*                                         47,100           1,853
   America Service Group*                                51,700             313
   American Dental Partners*                             39,500             382
   AMN Healthcare Services*                             173,300           2,672
   Amsurg (B)*                                           63,460           1,503
   Analogic*                                              1,800             120
   Applera -- Celera Group*                             115,800           1,702
   Apria Healthcare Group (B)*                          113,700           2,246
   Bio-Rad Laboratories, Cl A*                            1,600             142
   Brookdale Senior Living (B)                           66,800           1,596
   Cambrex                                              221,820           1,537
   Centene*                                              30,900             431
   Chemed (B)                                            28,400           1,198
   Community Health Systems (B)*                         91,700           3,078
   Computer Programs & Systems                           44,800             936
   Conmed*                                              170,312           4,367
   Cooper (B)                                           207,828           7,155
   Cross Country Healthcare*                            194,600           2,407
   Discovery Laboratories (B)*                          112,200             264
   Emergent Biosolutions (B)*                            18,800             168
   Hanger Orthopedic Group*                              53,600             578
   Healthspring*                                        159,000           2,239
   HealthTronics*                                        68,707             223
   ICU Medical*                                          41,400           1,191
   IMS Health                                            50,600           1,063
   InterMune (B)*                                         6,700              98
   Kensey Nash*                                          25,600             741
   Kindred Healthcare*                                  141,875           3,103
   LCA-Vision (B)                                        34,600             432
   LifePoint Hospitals*                                  51,200           1,406
   Magellan Health Services (B)*                        100,144           3,975
   Masimo*                                               16,600             432
   Medcath*                                               5,600             102
   Medical Action Industries*                            10,200             168
   Medical Staffing Network Holdings*                   151,800             710
   Merit Medical Systems*                                 6,100              97
   Molina Healthcare (B)*                                 2,400              59
   Myriad Genetics (B)*                                  62,300           2,510
   National Dentex*                                      35,900             463
   Neurocrine Biosciences (B)*                          125,100             675
   NovaMed*                                              49,060             186
   Omnicare                                              58,900           1,070
   Orthofix International*                               18,100             720
   Owens & Minor (B)                                     18,700             736
   Par Pharmaceutical*                                   26,300             457
   Patterson*                                            24,173             877
   Perrigo (B)                                           13,700             517
   Pharmacopeia*                                        135,050             497
   PharMerica (B)*                                       79,700           1,321

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Providence Service*                                   19,800   $         594
   PSS World Medical (B)*                                49,764             829
   Res-Care*                                             42,721             733
   Sciele Pharma (B)*                                    23,500             458
   Sunrise Senior Living (B)*                            33,200             740
   Symmetry Medical*                                     17,100             284
   Universal American (B)*                               32,600             346
   Varian*                                                3,600             208
   Viropharma (B)*                                       27,100             242
                                                                  --------------
                                                                         69,377
                                                                  --------------
INDUSTRIALS -- 14.0%
   ABM Industries                                        76,800           1,723
   Actuant, Cl A                                         72,400           2,187
   Acuity Brands (B)                                     55,700           2,392
   Alaska Air Group*                                     23,700             465
   Albany International, Cl A (B)                        47,300           1,709
   Altra Holdings*                                       24,000             323
   American Woodmark (B)                                 16,100             331
   Ampco-Pittsburgh                                      13,400             576
   AO Smith                                              28,900             950
   Applied Industrial Technologies                       18,425             551
   Arkansas Best (B)                                     93,500           2,979
   Astec Industries*                                     27,300           1,058
   Avis Budget Group (B)*                               144,625           1,536
   Barnes Group                                           3,400              78
   BE Aerospace*                                         27,429             959
   Beacon Roofing Supply*                                40,100             401
   Belden (B)                                            30,043           1,061
   Brady, Cl A (B)                                       51,240           1,713
   Brink's                                               79,900           5,368
   Chart Industries*                                     46,600           1,577
   CIRCOR International                                  23,567           1,090
   Clean Harbors (B)*                                    14,012             911
   Columbus McKinnon*                                    23,200             719
   Comfort Systems USA                                   59,200             770
   Con-way                                               73,800           3,652
   Courier                                               50,184           1,252
   Crane                                                 69,400           2,800
   Cubic                                                 19,900             566
   Danaos                                                48,100           1,183
   Deluxe (B)                                           115,400           2,217
   Diamond Management & Technology
      Consultants                                       163,600           1,055
   EMCOR Group (B)*                                     120,700           2,681
   EnPro Industries (B)*                                 39,800           1,241
   ESCO Technologies (B)*                                46,500           1,847
   Federal Signal                                        84,721           1,183
   G&K Services, Cl A                                    28,328           1,009
   GATX (B)                                              21,600             844
   Genco Shipping & Trading (B)                           9,400             530
   Geo Group (B)*                                        82,900           2,358
   GrafTech International (B)*                           47,100             763


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008         53

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Griffon*                                               9,900   $          85
   H&E Equipment Services*                               52,400             659
   Heartland Express (B)                                 76,700           1,094
   Heidrick & Struggles International*                   40,600           1,321
   Hubbell, Cl B                                         48,400           2,115
   Hudson Highland Group*                               134,800           1,142
   ICF International*                                    39,000             782
   IDEX                                                  39,062           1,199
   IKON Office Solutions (B)                             94,300             717
   Interface, Cl A                                       43,357             609
   Kadant*                                               39,216           1,152
   Kansas City Southern (B)*                             66,062           2,650
   Kaydon                                                44,227           1,942
   KBR*                                                  66,600           1,847
   Kelly Services, Cl A                                  19,700             405
   Kforce*                                              197,000           1,741
   Kirby*                                                42,400           2,417
   Knight Transportation (B)                             73,700           1,213
   Korn/Ferry International (B)*                        116,500           1,969
   LECG*                                                197,300           1,847
   Mesa Air Group*                                       56,600             133
   Milacron (B)*                                         32,043              81
   Mueller Industries                                    33,200             958
   Mueller Water Products, Cl B                          24,290             191
   Navistar International*                               16,700           1,004
   NCI Building Systems (B)*                              2,400              58
   Orbital Sciences (B)*                                110,300           2,658
   Oshkosh Truck                                         24,505             889
   Pacer International                                   33,800             555
   Pall                                                  93,500           3,279
   PeopleSupport*                                        60,900             555
   Perini*                                               52,605           1,906
   Regal-Beloit                                          15,600             571
   Republic Airways Holdings*                            61,200           1,326
   Robbins & Myers                                        2,700              88
   RSC Holdings (B)*                                     61,700             673
   Rush Enterprises, Cl A*                               26,300             417
   Ryder System (B)                                      62,200           3,789
   Saia*                                                  8,900             141
   Schawk                                                 2,100              34
   School Specialty (B)*                                 53,866           1,699
   Skywest                                               66,600           1,407
   Spherion*                                            146,000             894
   Steelcase, Cl A                                       62,200             688
   Superior Essex*                                       23,200             652
   TBS International, Cl A*                               1,800              54
   Tecumseh Products, Cl A (B)*                         123,500           3,789
   Teledyne Technologies*                                96,900           4,554
   Teleflex                                              21,627           1,032
   Tetra Tech (B)*                                       53,628           1,046
   Textainer Group Holdings                              18,600             280
   Tredegar                                              32,200             586
   Trimas*                                               27,700             146
   Triumph Group (B)                                     21,755           1,238

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   United Rentals*                                       18,000   $         339
   United Stationers (B)*                                23,800           1,135
   Viad                                                  25,788             929
   Waste Connections (B)*                                62,600           1,924
   Watsco (B)                                             1,000              41
   Watson Wyatt Worldwide, Cl A                          86,600           4,915
   Watts Water Technologies, Cl A (B)                    34,141             957
   WESCO International*                                  35,762           1,305
   YRC Worldwide (B)*                                    24,900             327
                                                                  --------------
                                                                        132,757
                                                                  --------------
INFORMATION TECHNOLOGY -- 15.9%
   Actel*                                                86,000           1,317
   Actuate*                                              74,300             305
   Alliance Semiconductor                               233,100             259
   Amkor Technology (B)*                                 60,300             645
   Anaren*                                               26,500             335
   Applied Micro Circuits*                               97,525             700
   ARM Holdings ADR (United
      Kingdom) (B)*                                     343,700           1,811
   Arris Group (B)*                                     285,250           1,660
   ATMI*                                                 54,900           1,528
   Avanex (B)*                                          335,900             238
   Avocent (B)*                                          78,530           1,327
   Axesstel*                                            411,000             144
   BearingPoint (B)*                                    308,400             518
   Benchmark Electronics (B)*                           168,700           3,028
   Black Box                                             54,348           1,677
   Broadridge Financial Solutions                       107,300           1,888
   Brocade Communications Systems*                      529,100           3,862
   Cabot Microelectronics*                                2,300              74
   CACI International, Cl A*                            133,438           6,078
   Checkpoint Systems*                                    4,400             118
   Ciber*                                               212,800           1,043
   CMGI*                                                 25,900             343
   Cognex (B)                                            76,300           1,666
   Coherent (B)*                                         79,992           2,231
   Comverse Technology*                                 178,500           2,749
   CPI International*                                    74,648             740
   CSG Systems International (B)*                       145,800           1,658
   CTS (B)                                              147,500           1,578
   Cymer (B)*                                            70,500           1,836
   Diebold                                               28,684           1,077
   Digi International*                                   42,630             492
   DSP Group*                                            55,800             711
   Dycom Industries*                                      4,900              59
   Earthlink (B)*                                       515,100           3,889
   Emulex (B)*                                          138,087           2,243
   Entegris (B)*                                        304,760           2,191
   Epicor Software (B)*                                 101,600           1,138
   Foundry Networks*                                    230,365           2,668
   Global Cash Access Holdings (B)*                      47,400             278
   Ikanos Communications*                               162,300             742


--------------------------------------------------------------------------------
54         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Imation (B)                                           53,800   $       1,223
   Intevac*                                              98,200           1,272
   JDA Software Group*                                   48,900             892
   JDS Uniphase (B)*                                    126,000           1,687
   Kemet (B)*                                            87,300             353
   Keynote Systems (B)*                                 123,800           1,460
   Lawson Software (B)*                                 571,100           4,300
   LeCroy (B)*                                           38,900             337
   Littelfuse (B)*                                       72,358           2,530
   LTX (B)*                                             286,000             898
   Manhattan Associates*                                109,600           2,513
   MasTec (B)*                                           35,300             290
   MAXIMUS                                                7,000             257
   Mentor Graphics (B)*                                  61,800             546
   Mercury Computer Systems*                             95,100             534
   Merrimac Industries*                                  29,200             196
   Methode Electronics                                  112,800           1,319
   Micrel (B)                                            97,100             900
   Microsemi (B)*                                        31,231             712
   MicroStrategy, Cl A*                                   9,100             673
   MKS Instruments*                                      49,200           1,053
   MPS Group*                                           215,300           2,545
   Multi-Fineline Electronix (B)*                        27,200             511
   O2Micro International ADR*                            89,500             692
   Omnivision Technologies*                              11,300             190
   ON Semiconductor (B)*                                 71,530             406
   Orbotech*                                            227,300           4,169
   Orckit Communications*                               100,100             738
   Parametric Technology*                               217,711           3,479
   Perot Systems, Cl A*                                 182,491           2,745
   Photronics*                                           41,400             395
   Plantronics                                           19,400             375
   Powerwave Technologies (B)*                          227,635             580
   QLogic*                                               22,400             344
   Quantum*                                             343,200             734
   Rackable Systems*                                    160,900           1,467
   Radisys (B)*                                          75,400             761
   RADWARE*                                             155,800           1,592
   RF Micro Devices (B)*                                151,600             403
   Richardson Electronics                                60,287             255
   Rudolph Technologies*                                152,700           1,492
   SAIC*                                                 53,500             995
   Seachange International*                             207,800           1,461
   SI International*                                     92,200           1,769
   Silicon Image*                                       198,200             993
   SkillSoft ADR*                                       205,458           2,151
   Skyworks Solutions (B)*                              667,500           4,859
   SRA International, Cl A*                              77,400           1,882
   Standard Microsystems*                                39,800           1,161
   Sybase (B)*                                          116,541           3,065
   Synopsys*                                             38,802             881
   Tech Data*                                            22,700             745
   Technitrol*                                          112,800           2,609

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Tekelec (B)*                                         227,800   $       2,836
   TIBCO Software (B)*                                  432,100           3,085
   TNS                                                   12,600             260
   Trident Microsystems*                                164,800             849
   Tyler Technologies*                                   15,500             217
   Ultra Clean Holdings (B)*                            114,500           1,122
   Ultratech (B)*                                       280,000           2,691
   United Online                                        118,800           1,255
   Utstarcom (B)*                                       264,300             751
   Verint Systems*                                      131,700           2,124
   Vignette*                                             30,800             407
   Wavecom ADR (B)*                                      52,200             609
   WidePoint*                                           354,300             461
   Xyratex*                                             195,757           3,512
   Zoran (B)*                                           219,200           2,994
                                                                  --------------
                                                                        150,406
                                                                  --------------
MATERIALS -- 5.6%
   Aptargroup (B)                                        18,637             726
   Arch Chemicals                                        36,751           1,369
   Bemis (B)                                             54,927           1,397
   Buckeye Technologies*                                106,100           1,184
   Cabot                                                 34,508             966
   CF Industries Holdings                                 8,100             839
   Chemtura                                             221,600           1,627
   Constar International (B)*                            92,600             243
   Crown Holdings*                                       88,600           2,229
   Cytec Industries                                      62,500           3,366
   Ferro                                                 48,124             715
   FMC                                                   19,933           1,106
   H.B. Fuller (B)                                       40,400             825
   Hercules                                             137,900           2,522
   Innophos Holdings (B)                                  8,900             143
   Innospec (United Kingdom)                              6,700             142
   Myers Industries                                      19,300             253
   Neenah Paper                                          75,173           1,938
   NewMarket                                             21,200           1,600
   Olin (B)                                              87,740           1,734
   Olympic Steel                                         17,200             776
   OM Group*                                             35,000           1,909
   Omnova Solutions*                                     88,000             351
   Pactiv*                                               85,951           2,253
   Quaker Chemical                                       23,200             726
   Quanex (B)                                           111,075           5,747
   Rock-Tenn, Cl A                                       54,200           1,624
   Schnitzer Steel Industries, Cl A                         700              50
   Schulman, Cl A                                        25,500             523
   Schweitzer-Mauduit International                      31,300             724
   Sensient Technologies (B)                            152,600           4,500
   Silgan Holdings                                       96,556           4,792
   Steel Dynamics (B)                                    24,000             793
   Texas Industries (B)                                  49,800           2,993
                                                                  --------------
                                                                         52,685
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008         55

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund (Concluded)
March 31, 2008
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 0.4%
   Atlantic Tele-Network                                 23,000   $         778
   IDT*                                                   3,900              13
   Premiere Global Services*                            130,200           1,867
   Syniverse Holdings*                                   67,600           1,127
   USA Mobility                                          20,600             147
                                                                  --------------
                                                                          3,932
                                                                  --------------
UTILITIES -- 4.4%
   AGL Resources                                         60,482           2,076
   Allete (B)                                            76,100           2,939
   Atmos Energy                                          56,589           1,443
   Avista                                                37,700             737
   Black Hills                                           48,300           1,728
   Centerpoint Energy                                   148,600           2,121
   Cleco                                                 65,900           1,462
   CMS Energy (B)                                       129,800           1,757
   El Paso Electric*                                    207,300           4,430
   Empire District Electric (B)                          34,725             703
   Great Plains Energy                                   17,000             419
   ITC Holdings (B)                                      35,400           1,843
   Laclede Group                                         53,100           1,892
   Oneok                                                  8,300             370
   Ormat Technologies (B)                                41,300           1,776
   PNM Resources                                         32,600             407
   Portland General Electric                            165,569           3,734
   Southern Union                                        88,600           2,062
   Southwest Gas (B)                                     78,198           2,186
   Synthesis Energy Systems*                              1,262              11
   UGI                                                   42,100           1,049
   UIL Holdings (B)                                      85,100           2,564
   Vectren                                               14,300             384
   Westar Energy (B)                                     83,621           1,904
   WGL Holdings                                          23,320             748
   Wisconsin Energy                                      11,696             515
                                                                  --------------
                                                                         41,260
                                                                  --------------
Total Common Stock
   (Cost $923,109) ($ Thousands)                                        914,741
                                                                  --------------

EXCHANGE TRADED FUND (B) -- 0.2%
   iShares Russell 2000 Index Fund                       20,178           1,382
                                                                  --------------
Total Exchange Traded Fund
   (Cost $1,382) ($ Thousands)                                            1,382
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount
                                                 ($ Thousands)/    Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

                                                      Number of
                                                       Warrants
                                                  -------------
WARRANTS -- 0.0%
   Washington Mutual (D)*                               310,642   $         109
                                                                  --------------
Total Warrants
   (Cost $43) ($ Thousands)                                                 109
                                                                  --------------

                                                      Number of
                                                         Rights
                                                  -------------

RIGHTS -- 0.0%
   Ares Capital, Expires 04/21/08                        14,700               8
                                                                  --------------
Total Rights
   (Cost $--) ($ Thousands)                                                   8
                                                                  --------------

CORPORATE OBLIGATION (C) (F) -- 0.6%

FINANCIALS -- 0.6%
   SLM MTN, Ser S
         2.827%, 04/14/08                         $       6,059           6,059
                                                                  --------------
Total Corporate Obligation
   (Cost $6,059) ($ Thousands)                                            6,059
                                                                  --------------
CASH EQUIVALENTS** -- 37.6%
   Merrill Lynch EBP Master, 2.090%                   1,652,631           1,653
   SEI Daily Income Trust,
      Prime Obligation Fund, Cl A,
      3.190%++                                       30,531,908          30,532
SEI Liquidity Fund L.P.,
   3.200%++ (C)                                     324,716,821         324,717
                                                                  --------------
Total Cash Equivalents
   (Cost $356,902) ($ Thousands)                                        356,902
                                                                  --------------

U.S. TREASURY OBLIGATION (A) (E) -- 0.2%
   U.S. Treasury Bill
         2.167%, 05/22/08                                 1,735           1,732
                                                                  --------------
Total U.S. Treasury Obligation
   (Cost $1,730) ($ Thousands)                                            1,732
                                                                  --------------
Total Investments -- 135.1%
   (Cost $1,289,225) ($ Thousands)                                $   1,280,933
                                                                  ==============


--------------------------------------------------------------------------------
56         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

A summary of the open futures contracts held by the Fund at March 31, 2008, is as follows (see Note 2 in Notes to Financial Statements):

--------------------------------------------------------------------------------
                                 NUMBER OF                           UNREALIZED
TYPE OF                          CONTRACTS        EXPIRATION       APPRECIATION
CONTRACT                       LONG (SHORT)             DATE      ($ THOUSANDS)
--------------------------------------------------------------------------------
Russell 2000 Index E-MINI               273         Jun-2008      $         588
                                                                  =============

Percentages are based on Net Assets of $948,163 ($ Thousands).

*     Non-Income Producing Security.

**    Rate shown is the 7-day effective yield as of March 31, 2008.

+++ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

+     Real Estate Investment Trust.

++    Investment in Affiliated Security (see Note 3).

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) This security or a partial position of this security is on loan at March 31, 2008 (see Note 7). The total value of securities on loan at March 31, 2008 was $321,275 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan (see Note 7). The total value of such securities as of March 31, 2008 was $330,776 ($ Thousands).

(D) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.

(E)   The rate reported is the effective yield at time of purchase.

(F) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2008.

(G) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of March 31, 2008 was $696 ($ Thousands) and represented 0.07% of Net Assets.

(H) Securities considered illiquid and restricted. The total value of such securities as of March 31, 2008 was $696 ($ Thousands) and represented 0.07% of Net Assets.

ADR -- American Depositary Receipt
Cl -- Class
MTN -- Medium Term Note
L.P. -- Limited Partnership
PIPE -- Public Investment in Public Entity
Ser -- Series

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008         57

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund
March 31, 2008
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS#:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Short-Term Investments                                                    28.8%
Information Technology                                                    17.0%
Health Care                                                               12.9%
Industrials                                                               10.6%
Consumer Discretionary                                                     9.3%
Financials                                                                 8.0%
Energy                                                                     6.1%
Materials                                                                  3.1%
Telecommunication Services                                                 1.7%
Consumer Staples                                                           1.5%
Utilities                                                                  0.7%
Convertible Bond                                                           0.2%
U.S. Treasury Obligation                                                   0.1%
Exchange Traded Fund                                                       0.0%
Warrants                                                                   0.0%

# Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 97.1%

CONSUMER DISCRETIONARY -- 12.8%
   1-800-FLOWERS.COM, Cl A*                              53,950   $         459
   Advance Auto Parts                                     7,209             245
   Aeropostale (B)*                                      31,400             851
   Airmedia Group ADR (B)*                               19,300             307
   Amerigon*                                            130,355           1,929
   AnnTaylor Stores*                                        672              16
   Bally Technologies*                                   50,673           1,740
   Belo, Cl A                                            11,087             117
   BJ's Restaurants (B)*                                 71,733           1,034
   Black & Decker                                         3,604             238
   Blue Nile (B)*                                        12,900             699
   Blyth*                                                12,299             243
   Buckle (B)                                             8,700             389
   Callaway Golf                                         18,634             274
   Capella Education*                                    41,026           2,240
   Carrols Restaurant Group (B)*                          4,500              40
   Casual Male Retail Group (B)*                        357,700           1,502
   Cato, Cl A                                            82,600           1,234
   CEC Entertainment*                                    19,900             575
   Century Casinos*                                      81,564             264
   Charming Shoppes (B)*                                304,400           1,470
   Chipotle Mexican Grill, Cl A (B)*                     14,200           1,611
   Christopher & Banks                                   28,860             288
   CKE Restaurants                                       22,500             252
   Coldwater Creek (B)*                                  69,442             351
   CROCS (B)*                                           225,200           3,934
   Crown Media Holdings, Cl A (B)*                       29,600             153
   Ctrip.com International ADR (B)*                      19,995           1,060
   DeVry                                                 21,312             892
   Dick's Sporting Goods*                                19,364             519
   Dolan Media*                                          24,895             501
   Dover Downs Gaming &
      Entertainment (B)                                  41,050             349
   DreamWorks Animation SKG, Cl A*                        9,465             244

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   DSW, Cl A (B)*                                        89,000   $       1,153
   Dufry South America BDR (Brazil)*                     43,800             803
   Eddie Bauer Holdings (B)*                            290,051           1,128
   Einstein Noah Restaurant Group*                       32,100             275
   Entravision Communications, Cl A*                     41,837             279
   Focus Media Holding ADR (B)*                          59,941           2,107
   Fossil (B)*                                           10,200             312
   Furniture Brands International                        25,292             296
   Gaiam, Cl A (B)*                                      94,400           1,635
   Genius Products*                                     349,055             244
   Gildan Activewear*                                    28,800           1,076
   Global Sources (B)*                                   47,910             711
   Group 1 Automotive (B)                                53,100           1,247
   GSI Commerce (B)*                                    157,532           2,072
   Gymboree*                                             72,520           2,892
   Harris Interactive*                                   72,228             197
   hhgregg*                                              35,200             396
   Hibbett Sports (B)*                                   24,084             372
   Ihop                                                      84               4
   Interactive Data                                      10,141             289
   J Crew Group (B)*                                     47,200           2,085
   Jack in the Box (B)*                                  34,800             935
   Jarden*                                               66,040           1,436
   JOS A Bank Clothiers (B)*                             23,200             476
   K12*                                                  13,767             270
   Lear (B)*                                             34,900             904
   Life Time Fitness (B)*                                11,828             369
   Lin TV, Cl A*                                         21,549             207
   LKQ (B)*                                              61,900           1,391
   Lululemon Athletica (B)*                              38,000           1,080
   Lumber Liquidators (B)*                               12,500             132
   Maidenform Brands*                                     1,932              31
   Martha Stewart Living Omnimedia,
      Cl A (B)*                                         137,100           1,019
   Marvel Entertainment*                                 30,510             817
   Matthews International, Cl A*                          8,623             416
   McCormick & Schmick's Seafood
      Restaurants*                                       84,149             980
   Meredith                                               5,465             209
   Monarch Casino & Resort*                               3,200              57
   Morningstar (B)*                                      19,681           1,207
   National CineMedia                                    31,270             703
   NetFlix (B)*                                          95,711           3,316
   Nexstar Broadcasting Group, Cl A*                     33,203             196
   NutriSystem*                                          12,322             186
   NVR*                                                     419             250
   Orbitz Worldwide (B)*                                 66,600             459
   Overstock.com*                                        23,217             277
   Pacific Sunwear Of California*                        76,000             958
   Peet's Coffee & Tea (B)*                              39,776             935
   Phillips-Van Heusen                                   24,200             918
   Polaris Industries (B)                                 2,000              82
   Pre-Paid Legal Services*                               4,704             199
   priceline.com (B)*                                    26,855           3,246


--------------------------------------------------------------------------------
58         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Quiksilver (B)*                                      522,200   $       5,123
   RadioShack                                             4,737              77
   Raser Technologies (B)*                               38,900             334
   RCN                                                    2,366              26
   Red Robin Gourmet Burgers (B)*                        28,600           1,075
   Regis (B)                                             76,200           2,095
   Rent-A-Center*                                        13,439             247
   Retail Ventures (B)*                                 185,300             899
   RRSat Global Communications
      Network*                                           75,900           1,152
   Ryland Group                                           8,913             293
   Sally Beauty Holdings*                                34,603             239
   Scholastic*                                            8,612             261
   Shutterfly (B)*                                      128,200           1,906
   Sinclair Broadcast Group, Cl A (B)                    41,300             368
   Skechers U.S.A., Cl A*                                13,845             280
   Snap-On                                               22,095           1,124
   Sonic (B)*                                            34,800             767
   Sotheby's (B)                                         29,970             866
   Stamps.com*                                           62,202             638
   Standard-Pacific                                      41,909             204
   Strayer Education (B)                                  4,900             747
   Tecnisa (Brazil)*                                    326,700           1,495
   Tempur-Pedic International                             9,281             102
   Tenneco*                                              20,200             564
   Texas Roadhouse, Cl A (B)*                            67,700             663
   Thor Industries                                       35,377           1,053
   Thunderbird Resorts PIPE
      (D) (G) (I)*                                      153,500           1,381
   Thunderbird Resorts PIPE
      (D) (G) (H) (I)*                                    3,200              29
   True Religion Apparel*                                71,800           1,332
   Tupperware Brands*                                    81,690           3,160
   Tween Brands*                                         11,908             295
   Under Armour, Cl A (B)*                               21,200             776
   Universal Electronics*                                34,155             827
   Volcom*                                               25,830             522
   Warnaco Group*                                        24,200             954
   WMS Industries (B)*                                   68,401           2,460
   Zumiez*                                               65,275           1,024
                                                                  --------------
                                                                        104,612
                                                                  --------------
CONSUMER STAPLES -- 2.1%
   American Dairy (B)*                                   14,000             129
   American Oriental Bioengineering*                     76,110             617
   Asiatic Development (Malaysia)*                      771,000           2,025
   Bare Escentuals (B)*                                  17,900             419
   Boston Beer, Cl A (B)*                                25,920           1,232
   Chattem (B)*                                          22,480           1,491
   Church & Dwight                                          479              26
   Constellation Brands, Cl A*                            7,727             137
   Cosan SA Industria e Comercio
      (Brazil)*                                         168,200           2,482

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Darling International*                                94,127   $       1,219
   Great Atlantic & Pacific Tea*                          9,708             255
   Green Mountain Coffee Roasters*                        3,600             114
   Herbalife                                             31,452           1,494
   Lance                                                119,100           2,334
   Longs Drug Stores                                     19,700             836
   Nash Finch                                            10,556             359
   National Beverage                                      7,726              59
   NBTY*                                                  2,520              75
   Nu Skin Enterprises, Cl A                             56,060           1,010
   Pilgrim's Pride                                       10,466             212
   Ralcorp Holdings (B)*                                 13,100             762
                                                                  --------------
                                                                         17,287
                                                                  --------------
ENERGY -- 8.3%
   Arena Resources*                                     116,755           4,520
   Alon USA Energy                                           25              --
   Alpha Natural Resources*                              55,370           2,405
   Approach Resources*                                   68,903           1,080
   Arlington Tankers (B)                                 97,000           2,037
   ATP Oil & Gas (B)*                                    20,200             661
   Atwood Oceanics*                                      13,800           1,266
   Basic Energy Services (B)*                            90,700           2,003
   Berry Petroleum, Cl A                                  2,800             130
   Bois d'Arc Energy (B)*                                41,136             884
   BPZ Energy PIPE (D) (G) (I)*                         114,500           2,488
   Cal Dive International*                              124,900           1,296
   CARBO Ceramics (B)                                    25,800           1,035
   Carrizo Oil & Gas*                                    17,210           1,020
   Cimarex Energy (B)                                    21,690           1,187
   Complete Production Services (B)*                    109,000           2,500
   Comstock Resources*                                   50,756           2,045
   Core Laboratories*                                     8,510           1,015
   Dawson Geophysical*                                    8,300             560
   Delek US Holdings                                     16,300             207
   Dril-Quip*                                            33,906           1,576
   Encore Acquisition*                                   29,100           1,172
   Energy Partners*                                     168,500           1,596
   Foundation Coal Holdings                               1,010              51
   Geokinetics*                                           6,458             117
   Gulf Island Fabrication                                5,500             158
   Gulfport Energy*                                      46,300             491
   Helmerich & Payne                                     14,580             683
   Hercules Offshore (B)*                                84,463           2,122
   Infinity Bio-Energy*                                 741,494           2,966
   International Coal Group*                             45,123             287
   ION Geophysical (B)*                                 204,936           2,828
   James River Coal*                                        168               3
   Kodiak Oil & Gas*                                    428,900             716
   Mariner Energy*                                       18,490             499
   Massey Energy                                          6,494             237
   Meridian Resource*                                    80,938             120
   NATCO Group, Cl A*                                    43,949           2,055


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008         59

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Oilsands Quest (Canada) (B)*                         341,000   $       1,344
   OPTI Canada (Canada)*                                113,000           1,905
   PetroHawk Energy*                                     82,461           1,663
   Petroquest Energy*                                    45,600             791
   Rentech (B)*                                         762,800             679
   Rosetta Resources*                                    22,090             435
   Rowan                                                  8,485             349
   StealthGas                                           120,000           1,866
   Superior Energy Services*                             34,203           1,355
   Superior Well Services (B)*                           73,900           1,616
   Swift Energy*                                         29,000           1,305
   Synenco Energy, Cl A (Canada)
      (D) (G) (I)*                                       19,500             138
   Synenco Energy, Cl A (Canada)*                       306,360           2,165
   Tesco*                                                41,800           1,001
   Uranium One (Canada)*                                137,549             453
   USEC*                                                  1,010               4
   Vaalco Energy*                                        34,099             169
   Venoco*                                               39,100             454
   W&T Offshore                                          10,575             361
   W-H Energy Services*                                  21,900           1,508
   Whiting Petroleum*                                     4,536             293
   Willbros Group (B)*                                   51,289           1,569
   World Fuel Services                                   28,750             807
                                                                  --------------
                                                                         68,246
                                                                  --------------
FINANCIALS -- 10.3%
   Affiliated Managers Group (B)*                        33,618           3,050
   Alexander's+*                                            342             121
   Amerisafe*                                            38,500             487
   Amtrust Financial Services                            27,805             451
   Anworth Mortgage Asset+                               67,300             413
   Brasil Brokers Participacoes (Brazil)*                 2,700           1,892
   Canaccord Capital (Canada)                           106,100           1,013
   CapitalSource+                                       117,750           1,139
   Capstead Mortgage+ (B)                               142,609           1,626
   Cash America International                            35,839           1,305
   Castlepoint Holdings*                                 91,300             888
   Cathay General Bancorp                                    84               2
   Citizens Republic Bancorp                              2,414              30
   Cohen & Steers (B)                                    29,700             787
   Columbia Bancorp                                      30,300             518
   Companhia Brasileira de
      Desenvolvimento Imobiliario
      Turistico (Brazil) (H)*                             3,500           1,491
   Companhia Brasileira de
      Desenvolvimento Imobiliario
      Turistico (Brazil)*                                   700             298
   Darwin Professional Underwriters*                      8,800             198
   Delphi Financial Group, Cl A                          29,025             848
   Digital Realty Trust+                                  5,857             208
   Dollar Financial (B)*                                113,129           2,602
   Dundee (Canada)+*                                     44,600           1,412
   East West Bancorp                                     95,156           1,689

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   eHealth (B)*                                           9,312   $         206
   Equity Lifestyle Properties+                             370              18
   Evercore Partners, Cl A                              180,100           3,197
   Ezcorp, Cl A*                                         38,200             470
   FCStone Group (B)*                                    64,080           1,775
   Federal Realty Investment Trust+                       3,528             275
   FelCor Lodging Trust+                                 77,100             928
   First Industrial Realty Trust+ (B)                    12,200             377
   FirstFed Financial (B)*                               37,400           1,015
   Frontier Financial                                        14              --
   GAMCO Investors, Cl A                                  2,500             126
   General Shopping Brasil (Brazil)*                    277,400           2,125
   GFI Group*                                            11,200             642
   Glacier Bancorp (B)                                   45,018             863
   Gluskin Sheff + Associates
      (Canada) (H)*                                      85,600           1,669
   GMP Capital Trust (Canada)                            69,400           1,134
   Greenhill (B)                                         31,929           2,221
   Grubb & Ellis (B)*                                   308,080           2,116
   Grubb & Ellis Realty Advisors*                       395,700           2,402
   Hercules Technology Growth Capital                   101,428           1,101
   Hersha Hospitality Trust+                            173,200           1,564
   HFF, Cl A*                                            42,600             213
   Highbury Financial (B)*                               36,700             106
   Highbury Financial Units*                            115,400             381
   Huntington Bancshares                                  4,200              45
   Imperial Capital Bancorp                                 269               6
   Interactive Brokers Group (B)*                        43,395           1,114
   Investors Real Estate Trust+ (B)                     197,500           1,932
   Janus Capital Group (B)                               30,800             717
   Jefferies Group (B)                                   92,900           1,498
   Jones Lang LaSalle                                    10,665             825
   Kansas City Life Insurance                            24,401           1,173
   Knight Capital Group, Cl A*                           24,181             393
   MarketAxess Holdings*                                 68,495             681
   Meadowbrook Insurance Group*                          32,300             252
   Meruelo Maddux Properties*                           322,400             819
   MFA Mortgage Investments+ (B)                        262,400           1,653
   MSCI, Cl A*                                           56,550           1,682
   NASDAQ Stock Market*                                   7,932             307
   Nationwide Health Properties+ (B)                     29,000             979
   Navigators Group*                                     19,200           1,044
   Nelnet, Cl A                                          53,460             628
   Ocwen Financial*                                         342               2
   Omega Healthcare Investors+                           64,799           1,125
   optionsXpress Holdings (B)                            86,894           1,800
   Platinum Underwriters Holdings                        53,260           1,729
   PMI Group                                              2,142              12
   PS Business Parks+                                     5,000             259
   Ram Holdings (B)*                                     99,300             225
   Raymond James Financial                               10,060             231
   Riskmetrics Group*                                    96,665           1,870
   Sierra Bancorp (B)                                     3,400              73
   Signature Bank (B)*                                   20,500             523


--------------------------------------------------------------------------------
60         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Sterling Financial, Washington Shares                 59,800   $         933
   Stifel Financial (B)*                                 19,368             870
   SVB Financial Group (B)*                              29,900           1,305
   Tejon Ranch*                                             134               5
   Titanium Asset*                                      140,900             793
   TradeStation Group*                                   14,582             124
   UCBH Holdings (B)                                    137,600           1,068
   United Fire & Casualty                                25,300             946
   Uranium Participation (Canada)*                       62,000             577
   Value Creation (Canada)*                             121,940           1,189
   Victory Acquisition*                                  50,032             470
   Waddell & Reed Financial, Cl A                        53,187           1,709
   Washington Real Estate Investment
      Trust+ (B)                                          9,500             317
   Westamerica Bancorporation                            15,300             805
   World Acceptance (B)*                                 63,479           2,022
                                                                  -------------
                                                                         84,122
                                                                  -------------
HEALTH CARE -- 17.8%
   3SBio ADR*                                            84,800             741
   Abaxis*                                               57,245           1,326
   Abiomed (B)*                                          32,000             420
   Abraxis Bioscience (B)*                                5,550             328
   Acadia Pharmaceuticals (B)*                          109,300             990
   Achillion Pharmaceuticals*                            77,560             344
   Acorda Therapeutics*                                  23,665             425
   Affymax (B)*                                           9,100             128
   Affymetrix (B)*                                      198,062           3,448
   Air Methods*                                             422              20
   Albany Molecular Research*                            16,301             198
   Alexion Pharmaceuticals (B)*                          22,514           1,335
   Align Technology (B)*                                 69,000             767
   Alkermes (B)*                                        105,062           1,248
   Alnylam Pharmaceuticals (B)*                          20,239             494
   AMAG Pharmaceuticals*                                  5,063             205
   Amedisys (B)*                                         37,985           1,494
   American Medical Systems
      Holdings (B)*                                      27,455             390
   AMN Healthcare Services*                              61,903             955
   Amsurg (B)*                                           70,900           1,679
   Animal Health International*                          65,351             715
   APP Pharmaceuticals (B)*                              98,200           1,186
   Applera -- Celera Group*                              48,400             711
   Apria Healthcare Group (B)*                           44,500             879
   Arena Pharmaceuticals (B)*                           250,400           1,713
   Ariad Pharmaceuticals (B)*                           449,387           1,514
   Array Biopharma (B)*                                  91,755             643
   Arthrocare (B)*                                       57,397           1,914
   Bio-Reference Labs*                                   11,347             300
   BioMarin Pharmaceuticals (B)*                        114,268           4,042
   Bruker BioSciences*                                    7,900             122
   Capital Senior Living*                                 9,909              80
   Caraco Pharmaceutical Laboratories*                      504               9

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Cell Genesys (B)*                                    246,100   $         578
   Centene*                                              49,750             694
   Cephalon (B)*                                         74,500           4,798
   Chemed                                                12,182             514
   Conceptus (B)*                                        20,800             386
   Conmed*                                               14,965             384
   Corvel*                                                8,650             265
   Cougar Biotechnology PIPE
      (D) (G) (I)*                                       21,000             441
   CryoLife*                                             45,942             432
   Cubist Pharmaceuticals (B)*                          245,747           4,527
   CV Therapeutics (B)*                                 492,800           3,514
   Cynosure, Cl A (B)*                                   32,800             699
   Cypress Bioscience (B)*                               34,600             248
   Dionex*                                               28,535           2,197
   Discovery Laboratories (B)*                          216,123             508
   Durect*                                               56,043             294
   Eclipsys*                                             18,772             368
   Emergency Medical Services,
      Cl A (B)*                                          46,900           1,158
   Encysive Pharmaceuticals (B)*                        408,000             959
   Enzon Pharmaceuticals (B)*                            32,567             300
   eResearchTechnology*                                  30,422             378
   Exelixis (B)*                                        384,621           2,673
   GTx (B)*                                              11,800             190
   Haemonetics*                                           7,417             442
   Hanger Orthopedic Group*                                 593               6
   HealthExtras*                                         42,164           1,047
   HealthTronics*                                        11,665              38
   Healthways*                                           41,866           1,480
   HMS Holdings*                                         13,030             372
   Hologic (B)*                                          96,590           5,370
   Human Genome Sciences (B)*                           413,400           2,435
   I-Flow*                                               89,412           1,254
   Illumina (B)*                                         22,661           1,720
   Immucor (B)*                                          30,900             659
   Incyte (B)*                                          266,000           2,796
   Integra LifeSciences Holdings (B)*                     7,988             347
   InterMune (B)*                                        22,500             328
   Inverness Medical Innovations*                         6,924             208
   Isis Pharmaceuticals (B)*                             47,800             674
   Kendle International (B)*                             38,244           1,718
   Kensey Nash*                                           3,780             109
   Kindred Healthcare*                                    9,900             217
   KV Pharmaceutical, Cl A (B)*                          33,480             836
   LHC Group*                                            32,860             552
   Lifecell*                                             11,755             494
   LifePoint Hospitals*                                     420              12
   Lincare Holdings*                                      7,739             218
   Luminex*                                              12,805             252
   MannKind*                                             56,320             336
   Martek Biosciences (B)*                               21,300             651
   Medarex (B)*                                         578,900           5,123


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008         61

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Medical Action Industries*                            12,751   $         209
   Medicines*                                           106,730           2,156
   Medicis Pharmaceutical, Cl A (B)                      45,718             900
   Medtox Scientific*                                       493               6
   Meridian Bioscience                                   81,720           2,732
   Metabolix (B)*                                        88,800             972
   Micrus Endovascular (B)*                              83,500           1,032
   Momenta Pharmaceuticals (B)*                          16,800             184
   MWI Veterinary Supply*                                31,317           1,104
   Myriad Genetics (B)*                                  74,657           3,008
   Natus Medical*                                        12,682             230
   Nektar Therapeutics*                                  45,817             318
   NuVasive*                                             13,330             460
   Obagi Medical Products*                               21,000             182
   Odyssey HealthCare*                                  229,300           2,064
   Omnicell*                                             37,015             744
   Omrix Biopharmaceuticals*                             51,783             725
   Onyx Pharmaceuticals (B)*                             40,598           1,179
   OraSure Technologies (B)*                             98,800             722
   OSI Pharmaceuticals (B)*                              45,462           1,700
   Owens & Minor (B)                                     15,600             614
   Parexel International*                                77,153           2,014
   Patterson*                                             8,583             312
   Pediatrix Medical Group*                              22,000           1,483
   Penwest Pharmaceuticals (B)*                         213,100             554
   Perrigo (B)                                           73,533           2,774
   PharmaNet Development Group*                           8,243             208
   Pozen (B)*                                            42,756             443
   Profarma Distribuidora de Produtos
      Farmaceuticos (Brazil)*                           117,500           1,969
   Psychiatric Solutions (B)*                            90,461           3,068
   Qiagen*                                               51,512           1,071
   Quidel (B)*                                           43,600             700
   Regeneron Pharmaceuticals (B)*                        96,373           1,849
   Rigel Pharmaceuticals (B)*                           121,900           2,275
   Salix Pharmaceuticals*                                12,104              76
   Savient Pharmaceuticals (B)*                          70,170           1,403
   Sciele Pharma (B)*                                    28,700             560
   Seattle Genetics (B)*                                 58,288             530
   Sirona Dental Systems (B)*                            40,236           1,085
   Somanetics*                                            9,724             151
   SonoSite*                                              8,471             241
   Sun Healthcare Group*                                 87,600           1,151
   SurModics*                                             4,851             203
   Tercica (B)*                                          85,300             489
   Theravance*                                           32,375             341
   Third Wave Technologies*                              88,858             819
   Thoratec*                                              3,775              54
   TomoTherapy*                                          62,425             896
   TranS1*                                               46,700             544
   Trizetto Group*                                       19,580             327
   United Therapeutics (B)*                              35,027           3,037
   Universal American (B)*                               15,741             167

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Varian*                                               19,700   $       1,141
   Viropharma (B)*                                       70,552             631
   Vital Signs                                           14,342             726
   Vivus (B)*                                           171,438           1,034
   Waters*                                                4,524             252
   Wright Medical Group (B)*                             85,658           2,068
   XenoPort (B)*                                         13,818             559
                                                                  --------------
                                                                        145,408
                                                                  --------------
INDUSTRIALS -- 14.7%
   AAON                                                   1,670              33
   Actuant, Cl A                                         48,421           1,463
   Acuity Brands                                         16,000             687
   Advisory Board*                                       26,610           1,462
   Aecom Technology*                                     45,000           1,170
   Aegean Marine Petroleum Network*                      32,045           1,096
   AGCO*                                                  5,546             332
   Allegiant Travel*                                     10,559             279
   Allen-Vanguard (Canada)*                             293,000             977
   American Commercial Lines (B)*                        13,800             218
   American Railcar Industries (B)                        1,700              35
   American Science & Engineering                         4,962             271
   American Woodmark                                        254               5
   AMR*                                                  20,474             185
   AO Smith                                              20,600             677
   Apogee Enterprises                                   159,714           2,460
   Applied Industrial Technologies                       13,006             389
   Badger Meter (B)                                       7,900             341
   Barnes Group (B)                                     106,840           2,452
   BE Aerospace*                                        102,210           3,572
   Beacon Roofing Supply*                                 4,981              50
   Belden                                                21,279             752
   Brady, Cl A                                            7,559             253
   Bucyrus International, Cl A                           16,185           1,645
   Canadian Solar (B)*                                   19,900             416
   CDI                                                   14,200             356
   Ceradyne (B)*                                         25,500             815
   Chart Industries*                                     59,216           2,004
   Chicago Bridge & Iron                                 51,082           2,004
   CIRCOR International                                  19,124             884
   Clarcor                                               19,655             699
   Clean Harbors (B)*                                    19,500           1,267
   Columbus McKinnon*                                    28,600             886
   Comfort Systems USA                                   58,900             766
   COMSYS IT Partners*                                    3,500              30
   Corrections of America*                               98,207           2,703
   CoStar Group (B)*                                     66,509           2,860
   CRA International (B)*                                60,040           1,930
   Crane                                                 18,288             738
   Cubic                                                 24,600             699
   Diamond Management & Technology
      Consultants                                        39,533             255
   DRS Technologies                                       4,818             281


--------------------------------------------------------------------------------
62         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Dynamex*                                              18,418   $         466
   Dynamic Materials (B)                                 56,700           2,449
   Energy Conversion Devices (B)*                        15,400             460
   Esterline Technologies*                               19,355             975
   Evergreen Solar (B)*                                  98,100             909
   Expeditors International
      Washington (B)                                     45,200           2,042
   Flow International (B)*                              159,200           1,479
   Force Protection (B)*                                 39,600              80
   Force Protection (D) (G) (I)*                        173,900             350
   Forward Air                                           38,720           1,372
   FTI Consulting*                                          300              21
   Fuel Tech (B)*                                        43,100             884
   Gardner Denver*                                       28,550           1,059
   Genco Shipping & Trading (B)                          15,700             886
   General Cable (B)*                                    51,322           3,032
   Geo Group (B)*                                        57,422           1,633
   Gorman-Rupp                                            2,939              97
   Graham                                                 5,116             182
   Greenbrier (B)                                        13,200             350
   H&E Equipment Services*                              109,300           1,374
   Healthcare Services Group (B)                         82,337           1,699
   Heartland Express (B)                                 28,196             402
   Heico, Cl A                                           31,619           1,240
   Heidrick & Struggles International*                    9,161             298
   Herman Miller                                         28,460             699
   Hexcel*                                               68,800           1,315
   Horizon Lines, Cl A                                  103,430           1,925
   HUB Group, Cl A*                                      47,530           1,563
   Hubbell, Cl B                                          6,306             276
   Hurco*                                                 6,300             295
   Huron Consulting Group (B)*                            2,700             112
   IHS, Cl A*                                            14,698             945
   II-VI (B)*                                             1,484              56
   Innerworkings (B)*                                   126,015           1,768
   Interface, Cl A                                       31,221             439
   JA Solar Holdings ADR*                               124,392           2,314
   Kansas City Southern (B)*                             28,820           1,156
   Kaydon                                                19,100             839
   Kforce*                                               31,400             278
   Knoll (B)                                             98,800           1,140
   Korn/Ferry International*                             20,388             345
   Landstar System (B)                                   19,545           1,019
   Layne Christensen*                                    15,200             532
   LB Foster, Cl A*                                       8,528             367
   Lincoln Electric Holdings                             16,100           1,038
   Lydall*                                               10,535             121
   Manpower                                               4,613             260
   Michael Baker*                                        18,602             418
   Middleby (B)*                                         34,025           2,123
   Multi-Color                                                1              --
   NCI Building Systems (B)*                             46,900           1,135
   Nuco2*                                                32,338             898

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Old Dominion Freight Line*                            85,666   $       2,727
   Orbital Sciences*                                     13,012             314
   Orion Energy Systems (B)*                            138,300           1,319
   Orion Marine Group*                                  169,200           2,022
   Oshkosh Truck                                          5,925             215
   Pacer International                                    3,311              54
   Peerless Manufacturing*                                4,624             150
   Pentair                                                7,980             255
   Perini*                                               56,585           2,050
   Pinnacle Airlines (B)*                                66,600             581
   Quanta Services (B)*                                  64,130           1,486
   RBC Bearings*                                         46,875           1,740
   Republic Airways Holdings*                            60,140           1,303
   Resources Connection                                  83,005           1,483
   Robbins & Myers                                        7,637             249
   Rollins                                               10,800             191
   RSC Holdings (B)*                                    244,100           2,661
   Rush Enterprises, Cl A*                               15,928             252
   Rush Enterprises, Cl B*                               13,022             191
   Shaw Group*                                            4,568             215
   Spherion*                                              5,100              31
   Standard Parking*                                     39,775             834
   Sun Hydraulics                                         5,600             164
   TAL International Group (B)                           79,800           1,881
   Tecumseh Products, Cl A*                              10,163             312
   Tecumseh Products, Cl B*                                 170               5
   Teledyne Technologies*                                17,300             813
   Tetra Tech (B)*                                       54,900           1,071
   Textainer Group Holdings (B)                         148,500           2,239
   TransDigm Group*                                      24,305             901
   Twin Disc                                             16,458             260
   United Stationers (B)*                                18,600             887
   Wabtec                                                 9,000             339
   Waste Connections (B)*                                40,250           1,237
   Watson Wyatt Worldwide, Cl A                          29,810           1,692
   WESCO International*                                   6,502             237
   Xerium Technologies                                   47,957              62
                                                                  --------------
                                                                        119,935
                                                                  --------------
INFORMATION TECHNOLOGY -- 23.5%
   Acme Packet*                                         139,800           1,117
   Actuate*                                             116,400             477
   Advanced Analogic Technologies*                      131,500             739
   Advent Software (B)*                                  23,752           1,012
   Alvarion*                                            139,500           1,011
   Amkor Technology (B)*                                 68,400             732
   Anaren*                                               17,100             216
   Ansoft*                                               18,600             568
   Ansys*                                                40,915           1,412
   Ariba (B)*                                           140,792           1,360
   Arris Group*                                         131,625             766
   Art Technology Group (B)*                            645,197           2,503
   Asyst Technologies*                                  418,900           1,466


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008         63

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Atheros Communications (B)*                          119,890   $       2,499
   Atmel*                                               201,335             701
   ATMI*                                                 48,080           1,338
   Avocent*                                              12,598             213
   Bankrate (B)*                                         28,475           1,421
   Benchmark Electronics*                                 1,700              31
   Blackbaud                                             13,185             320
   Blackboard (B)*                                       25,440             848
   Blue Coat Systems*                                    86,625           1,909
   BluePhoenix Solutions*                                55,780             466
   BMC Software*                                             86               3
   Bottomline Technologies*                               7,894              99
   Brooks Automation*                                    91,300             887
   CACI International, Cl A*                              7,087             323
   Cadence Design Systems*                               23,516             251
   Cavium Networks (B)*                                  76,700           1,258
   China Digital TV Holding ADR (B)*                     76,400           1,424
   Chordiant Software*                                   80,300             484
   CommScope*                                            38,895           1,355
   Commvault Systems (B)*                                56,000             694
   ComScore (B)*                                         20,000             401
   Comtech Group (B)*                                    86,600             934
   Comtech Telecommunications*                            6,442             251
   Comverge (B)*                                         14,071             145
   Concur Technologies (B)*                              87,300           2,711
   Conexant Systems*                                    184,577             107
   Cray*                                                 52,402             312
   Credence Systems*                                    112,626             191
   CSG Systems International (B)*                        98,900           1,124
   Cybersource*                                          93,265           1,363
   Cymer*                                                50,660           1,319
   Cypress Semiconductor*                                52,005           1,228
   Daktronics (B)                                        32,366             580
   Data Domain*                                          75,000           1,785
   DealerTrack Holdings*                                 37,705             762
   Digi International*                                    9,155             106
   Digimarc*                                             27,884             279
   Digital River*                                        12,550             389
   Diodes (B)*                                           48,757           1,071
   DSP Group (B)*                                       191,500           2,440
   DTS (B)*                                              81,848           1,964
   Dycom Industries*                                     40,400             485
   Echelon (B)*                                          26,650             360
   EFJ*                                                 117,900             141
   Elixir Gaming Technologies*                          211,460             410
   EMS Technologies*                                     15,600             423
   Emulex*                                               94,049           1,527
   Epicor Software*                                       7,268              81
   Equinix (B)*                                          31,659           2,105
   Euronet Worldwide (B)*                                55,740           1,074
   F5 Networks*                                          17,300             314
   Factset Research Systems (B)                          19,755           1,064
   FalconStor Software (B)*                              99,175             755

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   FARO Technologies*                                     4,000   $         125
   FEI*                                                  26,000             568
   Flir Systems (B)*                                     22,100             665
   Greenfield Online*                                     6,500              77
   Harmonic (B)*                                         84,800             644
   Harris Stratex Networks, Cl A (B)*                   190,600           1,912
   Hewitt Associates, Cl A*                               6,919             275
   Hittite Microwave (B)*                                41,045           1,536
   Hughes Communications*                                 3,700             188
   Hutchinson Technology (B)*                            72,900           1,160
   Hypercom*                                             29,684             129
   Imation                                               98,700           2,244
   Informatica (B)*                                     141,340           2,411
   Information Services Group*                          108,680             561
   infoUSA*                                              33,091             202
   Integrated Device Technology*                         31,412             281
   Interactive Intelligence*                             16,188             191
   InterDigital*                                         12,683             251
   InterVoice*                                              588               5
   Interwoven*                                            9,000              96
   IPG Photonics (B)*                                   107,990           1,694
   IXYS*                                                 17,969             123
   Jack Henry & Associates (B)                           70,000           1,727
   JDA Software Group*                                  152,200           2,778
   Jupitermedia*                                        191,500             400
   Knot (B)*                                             12,575             148
   LDK Solar ADR (B)*                                    14,400             389
   Lionbridge Technologies*                              85,135             285
   Liquidity Services (B)*                               57,108             457
   LoJack*                                               33,800             427
   Mantech International, Cl A*                          25,600           1,161
   Marchex, Cl B (B)*                                   144,400           1,441
   MAXIMUS (B)                                           15,300             562
   Measurement Specialties*                               2,358              41
   MEMSIC*                                              161,900             973
   Micros Systems*                                       65,265           2,197
   Microsemi (B)*                                       242,924           5,539
   MicroStrategy, Cl A*                                   4,534             335
   MIPS Technologies (B)*                               343,200           1,359
   Monolithic Power Systems*                             66,136           1,166
   Move*                                                143,800             443
   MTS Systems                                            8,735             282
   Multi-Fineline Electronix (B)*                        33,056             620
   National Semiconductor                                14,464             265
   Net 1 UEPS Technologies (B)*                          94,139           2,123
   Netgear*                                               2,600              52
   Netlogic Microsystems (B)*                            28,084             678
   Network Equipment Technologies (B)*                   61,200             402
   NeuStar, Cl A*                                        42,930           1,137
   Novatel Wireless (B)*                                247,601           2,397
   Nuance Communications (B)*                            71,425           1,244
   Omniture (B)*                                        164,475           3,817


--------------------------------------------------------------------------------
64         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   ON Semiconductor (B)*                                282,076   $       1,602
   Open Text*                                            33,585           1,052
   OSI Systems*                                          45,900           1,057
   Palm (B)*                                            277,000           1,385
   Park Electrochemical                                  74,600           1,928
   Parkervision (B)*                                    169,700           1,313
   Perfect World ADR (B)*                                83,480           1,896
   Perficient*                                            7,600              60
   Phoenix Technologies*                                  3,274              51
   Plantronics                                           11,623             224
   PLX Technology (B)*                                  128,427             857
   PMC - Sierra (B)*                                    241,200           1,375
   Polycom (B)*                                         296,400           6,681
   Power Integrations*                                   58,295           1,706
   Presstek (B)*                                         73,522             322
   QAD                                                    7,286              61
   QLogic (B)*                                           80,239           1,232
   Quality Systems (B)                                   24,994             747
   Radiant Systems*                                      53,599             749
   Red Hat (B)*                                         298,800           5,495
   Renaissance Learning                                   4,781              67
   RF Micro Devices (B)*                                707,700           1,882
   Rimage*                                               11,858             260
   Riverbed Technology (B)*                             241,500           3,589
   Rudolph Technologies*                                242,000           2,364
   SAVVIS*                                               62,130           1,011
   Scansource*                                            9,291             336
   Seachange International*                             228,000           1,603
   Secure Computing (B)*                                 86,994             561
   Shanda Interactive Entertainment
      ADR*                                               31,860             927
   ShoreTel (B)*                                         65,500             335
   Sigma Designs (B)*                                    32,259             731
   Sina (B)*                                             51,253           1,807
   Skyworks Solutions (B)*                              308,400           2,245
   Smart Modular Technologies*                            5,900              37
   Sohu.com (B)*                                         19,500             880
   Solera Holdings*                                      48,780           1,188
   SPSS (B)*                                             30,755           1,193
   Standard Microsystems*                                 8,735             255
   STEC*                                                 32,004             198
   Stratasys (B)*                                        55,488             988
   Switch & Data Facilities*                             24,438             250
   Sybase (B)*                                           65,697           1,728
   Symmetricom*                                          27,887              97
   Synaptics*                                            12,132             290
   Synchronoss Technologies (B)*                         80,555           1,614
   Synopsys*                                             11,017             250
   Taleo, Cl A*                                          71,620           1,389
   Technitrol*                                           12,174             282
   TechTarget*                                           36,105             512
   Tekelec*                                               5,458              68
   Terremark Worldwide*                                 155,105             850
   Tessera Technologies (B)*                             32,010             666

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   THQ (B)*                                              64,841   $       1,414
   TNS                                                      149               3
   Travelzoo*                                             4,464              49
   Trimble Navigation*                                   27,470             785
   Trina Solar ADR (B)*                                  28,800             885
   Triquint Semiconductor*                              414,554           2,098
   TTM Technologies*                                    224,217           2,538
   Tyler Technologies*                                   26,688             373
   Ultimate Software Group*                              73,845           2,220
   Ultra Clean Holdings*                                 58,800             576
   Unica*                                                 8,672              59
   Universal Display (B)*                                85,300           1,221
   Valueclick (B)*                                       83,243           1,436
   Vasco Data Security International (B)*                40,920             560
   Verigy*                                               14,400             271
   Viasat*                                                2,400              52
   Vignette*                                             64,638             854
   Virtusa*                                              34,638             338
   VistaPrint (B)*                                       73,123           2,556
   Wind River Systems*                                  356,100           2,756
   Wright Express*                                        4,177             128
   Zoran*                                                21,754             297
   Zygo*                                                129,801           1,615
                                                                  --------------
                                                                        191,617
                                                                  --------------
MATERIALS -- 4.3%
   ADA-ES*                                               20,700             173
   AEP Industries*                                        9,165             278
   AK Steel Holding*                                      6,764             368
   AM Castle                                             10,834             292
   Brush Engineered Materials*                           10,641             273
   Carpenter Technology                                  28,100           1,573
   CF Industries Holdings                                 1,800             186
   Crown Holdings*                                       10,783             271
   Esmark (B)*                                          111,200           1,257
   Frontera Copper (Canada)*                            210,100           1,065
   Glatfelter                                                85               1
   Greif, Cl A (B)                                       44,175           3,001
   Grupo Simec SAB de CV ADR*                           175,000           1,948
   Haynes International (B)*                             18,700           1,026
   Hecla Mining (B)*                                    131,334           1,466
   Hercules                                             203,937           3,730
   Horsehead Holding (B)*                               173,084           2,004
   Katanga Mining (Canada)*                             131,200           1,995
   Koppers Holdings                                      43,522           1,928
   LSB Industries*                                        1,029              15
   NewMarket                                              4,758             359
   Olin (B)                                              60,155           1,189
   Olympic Steel                                          5,134             231
   Reliance Steel & Aluminum                              5,407             324
   Rock-Tenn, Cl A                                        1,020              31
   Schnitzer Steel Industries, Cl A (B)                  17,064           1,212
   Sherritt International (Canada)                      116,100           1,643


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008         65

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund (Concluded)
March 31, 2008
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Silgan Holdings                                       23,285   $       1,156
   Steel Dynamics (B)                                    53,800           1,778
   Stillwater Mining (B)*                                 8,300             128
   Terra Industries (B)*                                 45,800           1,627
   Universal Stainless & Alloy*                          43,752           1,300
   Western Goldfields*                                  430,000           1,376
                                                                  --------------
                                                                         35,204
                                                                  --------------
TELECOMMUNICATION SERVICES -- 2.3%
   Alaska Communications
      Systems Group                                      17,620             216
   Cbeyond (B)*                                          92,617           1,740
   Centennial Communications (B)*                       333,200           1,969
   Clearwire, Cl A (B)*                                 178,700           2,647
   Cogent Communications Group (B)*                      88,536           1,621
   Fairpoint Communications (B)                         242,000           2,183
   iPCS                                                  13,390             313
   NTELOS Holdings                                       48,940           1,184
   Premiere Global Services*                             91,200           1,308
   SBA Communications, Cl A (B)*                        142,139           4,240
   Shenandoah Telecom*                                    2,939              44
   Syniverse Holdings*                                   59,210             986
   Time Warner Telecom, Cl A*                            42,835             663
                                                                  --------------
                                                                         19,114
                                                                  --------------
UTILITIES -- 1.0%
   AGL Resources                                             46               2
   Atmos Energy                                              33               1
   Cascal*                                              139,200           1,670
   Cia de Saneamento de Minas
      Gerais-COPASA (Brazil)*                            91,000           1,379
   Cleco                                                    168               4
   ITC Holdings (B)                                      34,058           1,773
   Ormat Technologies (B)                                25,100           1,080
   PNOC Energy Development
      (Philippines)*                                 12,377,500           1,748
   Southern Union                                         9,553             222
                                                                  --------------
                                                                          7,879
                                                                  --------------
Total Common Stock
   (Cost $861,502) ($ Thousands)                                        793,424
                                                                  --------------

EXCHANGE TRADED FUND -- 0.1%
   Midcap SPDR Trust, Ser 1                               4,417             623
                                                                  --------------
Total Exchange Traded Fund
   (Cost $608) ($ Thousands)                                                623
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount   Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------

                                                      Number of
                                                       Warrants
                                                      ---------
WARRANTS* -- 0.0%
   Grubb & Ellis Realty,
      Expires 02/27/10                                  791,400   $          --
   Oilsands Quest, Expires 12/05/09                      17,500              16
   Rentech, Expires 04/25/12 (D) (G) (I)                 19,400               4
   Titanium Asset Management,
      Expires 06/21/11                                  147,800             199
   Victory Acquisition, Expires 04/24/11                156,541              88
                                                                  --------------
Total Warrants
   (Cost $266) ($ Thousands)                                                307
                                                                  --------------

CORPORATE OBLIGATION (C) (F) -- 0.7%

FINANCIALS -- 0.7%
   SLM MTN, Ser S
      2.827%, 04/14/08                             $      5,654           5,654
                                                                  --------------
Total Corporate Obligation
   (Cost $5,654) ($ Thousands)                                            5,654
                                                                  --------------
CONVERTIBLE BOND -- 0.2%
   Nova BioSource
      10.000%, 09/30/12                                   1,926           1,741
                                                                  --------------
Total Convertible Bond
   (Cost $1,926) ($ Thousands)                                            1,741
                                                                  --------------
U.S. TREASURY OBLIGATION (A) (E) -- 0.2%
   U.S. Treasury Bill
      2.167%, 05/22/08                                    1,405           1,403
                                                                  --------------
Total U.S. Treasury Obligation
   (Cost $1,401) ($ Thousands)                                            1,403
                                                                  --------------
CASH EQUIVALENTS** -- 39.8%
   Merrill Lynch EBP Master, 2.090%                  10,002,183          10,002
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 3.190%++                                 12,300,266          12,300
   SEI Liquidity Fund L.P.++,
      3.200% (C)                                    303,014,586         303,015
                                                                  --------------
Total Cash Equivalents
   (Cost $325,317) ($ Thousands)                                        325,317
                                                                  --------------
Total Investments -- 138.1%
   (Cost $1,196,674) ($ Thousands)                                $   1,128,469
                                                                  ==============


--------------------------------------------------------------------------------
66         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

A summary of the open futures contracts held by the Fund at March 31, 2008, is as follows (see Note 2 in Notes to Financial Statements):

--------------------------------------------------------------------------------
                                       NUMBER OF                     UNREALIZED
TYPE OF                                CONTRACTS     EXPIRATION    APPRECIATION
CONTRACT                            LONG (SHORT)           DATE   ($ THOUSANDS)
--------------------------------------------------------------------------------
Russell 2000 Index E-MINI                     66       Jun-2008   $         176
                                                                  =============

Percentages are based on Net Assets of $816,868 ($ Thousands).

*     Non-Income Producing Security.

**    Rate shown is the 7-day effective yield as of March 31, 2008.

+     Real Estate Investment Trust.

++    Investment in Affiliated Security (see Note 3).

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) This security or a partial position of this security is on loan at March 31, 2008 (see Note 7). The total value of securities on loan at March 31, 2008 was $294,976 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan (see Note 7). The total value of such securities as of March 31, 2008 was $308,669 ($ Thousands).

(D) This security considered restricted. The total value of such securities as of March 31, 2008 was $4,832 ($ Thousands) and represented 0.59% of Net Assets.

(E)   The rate reported is the effective yield at time of purchase.

(F) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2008.

(G) Securities considered illiquid. The total value of such securities as of March 31, 2008 was $4,832 ($ Thousands) and represented 0.59% of Net Assets.

(H) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(I) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of March 31, 2008 was $4,832 ($ Thousands) and represented 0.59% of Net Assets.

ADR -- American Depositary Receipt
BDR -- British Depositary Receipt
Cl -- Class
L.P. -- Limited Partnership
MTN -- Medium Term Note
PIPE -- Public Investment in Public Entity
Ser -- Series
SPDR -- Standard and Poor's Depository Receipt

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008         67

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small Cap Fund
March 31, 2008
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS#:

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Short-Term Investments                                                    27.1%
Information Technology                                                    13.9%
Industrials                                                               12.5%
Financials                                                                11.3%
Consumer Discretionary                                                     9.8%
Health Care                                                                9.2%
Energy                                                                     5.0%
Materials                                                                  4.4%
Utilities                                                                  3.2%
Consumer Staples                                                           2.5%
Telecommunication Services                                                 0.9%
U.S. Treasury Obligation                                                   0.2%
Rights                                                                     0.0%
Warrants                                                                   0.0%

# Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 97.8%

CONSUMER DISCRETIONARY -- 13.1%
   99 Cents Only Stores (B)*                              4,000   $          40
   Aaron Rents                                            2,300              50
   Abercrombie & Fitch, Cl A                              2,594             190
   Advance Auto Parts                                     9,900             337
   Aeropostale*                                           1,500              41
   AH Belo, Cl A*                                         3,140              36
   American Eagle Outfitters                              4,150              73
   American Greetings, Cl A (B)                          19,200             356
   Ameristar Casinos                                      1,700              31
   AnnTaylor Stores*                                      3,000              73
   Arbitron (B)                                           2,400             104
   ArvinMeritor (B)                                      21,100             264
   Autoliv (B)                                           17,900             899
   AutoNation*                                           10,115             151
   Bally Technologies*                                    3,600             124
   Barnes & Noble                                         3,200              98
   Beazer Homes USA (B)                                   6,200              59
   Belo, Cl A (B)                                        13,900             147
   Big Lots*                                             10,800             241
   Black & Decker (B)                                    11,000             727
   Blyth*                                                 2,700              53
   Bob Evans Farms                                        3,200              88
   Bon-Ton Stores (B)                                    15,100              83
   Borders Group (B)                                     16,200              95
   BorgWarner (B)                                         7,800             336
   Bright Horizons Family Solutions*                        900              39
   Brinker International                                 16,000             297
   Brunswick                                             18,500             295
   Cabela's (B)*                                          5,600              79
   Callaway Golf                                          2,200              32
   Carmax (B)*                                            4,400              85
   Carter's*                                             12,800             207
   Cato, Cl A (B)                                        28,250             422
   CBRL Group (B)                                         7,600             272

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Central European Media Enterprises, Cl A*              1,300   $         111
   Champion Enterprises (B)*                              4,000              40
   Charming Shoppes (B)*                                  5,500              27
   Cherokee (B)                                             900              30
   Chico's FAS*                                          37,200             264
   Childrens Place Retail Stores (B)*                    10,500             258
   Chipotle Mexican Grill, Cl A (B)*                      7,400             839
   Cinemark Holdings (B)                                  3,600              46
   Circuit City Stores (B)                               11,100              44
   Coach*                                                 3,400             103
   Coinstar*                                              2,000              56
   Columbia Sportswear                                      100               4
   Conn's (B)*                                           12,400             202
   Corinthian Colleges (B)*                              41,390             299
   CROCS (B)*                                            73,750           1,288
   Dana (B)                                              89,500               1
   Deckers Outdoor*                                         300              32
   Denny's*                                               9,200              27
   Dick's Sporting Goods (B)*                             1,600              43
   Dillard's, Cl A (B)                                    3,400              59
   Discovery Holding, Cl A*                               1,700              36
   Dolan Media*                                           1,200              24
   Dollar Tree*                                           4,700             130
   Domino's Pizza                                         5,000              67
   Dover Motorsports (B)                                 22,500             138
   DreamWorks Animation SKG, Cl A*                        8,125             209
   Eastman Kodak                                          4,325              76
   Ethan Allen Interiors (B)                              1,400              40
   Expedia*                                               1,600              35
   Family Dollar Stores                                  13,700             267
   Fossil*                                                1,300              40
   GameStop, Cl A (B)*                                   12,151             628
   Gander Mountain (B)*                                  18,200             111
   Gaylord Entertainment*                                 1,700              51
   Gemstar-TV Guide International*                        8,500              40
   Gentex                                                 5,300              91
   Getty Images*                                          5,947             190
   Goodyear Tire & Rubber*                               22,932             592
   Guess? (B)                                            34,515           1,397
   Gymboree (B)*                                         21,500             857
   Handleman (B)*                                        13,300               3
   Harman International Industries                          802              35
   Harte-Hanks                                            4,500              62
   Hasbro                                                19,700             550
   Hearst-Argyle Television                               6,900             142
   Heelys*                                                5,700              24
   Hooker Furniture (B)                                  17,800             398
   IAC/InterActive*                                       9,300             193
   Iconix Brand Group (B)*                                1,600              28
   Ihop (B)                                               1,900              91
   Interactive Data                                         900              26
   iRobot*                                                1,900              32


--------------------------------------------------------------------------------
68         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   ITT Educational Services (B)*                          2,359   $         108
   J Crew Group*                                         25,800           1,140
   Jakks Pacific (B)*                                    16,800             463
   Jarden*                                               28,464             619
   Jones Apparel Group                                   21,722             292
   Journal Communications, Cl A (B)                      39,400             291
   KB Home                                                3,400              84
   Lamar Advertising, Cl A (B)                            1,400              50
   Lear*                                                 15,700             407
   Lee Enterprises (B)                                    7,600              76
   Live Nation*                                           7,000              85
   LKQ (B)*                                              77,450           1,740
   Lululemon Athletica (B)*                              27,400             779
   Martha Stewart Living Omnimedia, Cl A (B)*            44,200             328
   Matthews International, Cl A*                          3,400             164
   McClatchy, Cl A (B)                                   12,200             131
   MDC Holdings                                           1,100              48
   Men's Wearhouse                                        1,400              33
   Mestek*                                                2,100              25
   Modine Manufacturing (B)                              17,900             259
   Morgans Hotel Group (B)*                              26,900             399
   Morningstar*                                           3,800             233
   National CineMedia (B)                                 4,000              90
   NetFlix (B)*                                          17,445             604
   NexCen Brands*                                         2,975              10
   NVR*                                                     700             418
   O'Reilly Automotive*                                   1,600              46
   OfficeMax                                             11,300             216
   Orient-Express Hotels, Cl A (B)                       11,900             514
   Pacific Sunwear Of California (B)*                    48,900             617
   Panera Bread, Cl A (B)*                                  800              34
   Papa John's International*                             1,400              34
   Penn National Gaming*                                  8,300             363
   Penske Auto Group                                        600              12
   Phillips-Van Heusen                                   21,700             823
   Pier 1 Imports (B)*                                   37,100             233
   Pinnacle Entertainment*                               45,661             584
   Polaris Industries (B)                                 7,800             320
   Polo Ralph Lauren                                      4,400             256
   Pool (B)                                               7,600             144
   Pre-Paid Legal Services (B)*                             800              34
   priceline.com (B)*                                    12,765           1,543
   Quiksilver (B)*                                      236,300           2,318
   RadioShack (B)                                        19,000             309
   Raser Technologies (B)*                                6,400              55
   RC2*                                                     725              15
   Regal Entertainment Group, Cl A (B)                    1,300              25
   Regis                                                  4,100             113
   Rent-A-Center*                                         5,986             110
   RH Donnelley (B)*                                      8,000              40
   Ross Stores                                              900              27
   Ruby Tuesday                                          34,800             261

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Ryland Group                                           8,600   $         283
   Saks (B)*                                             31,593             394
   Salem Communications, Cl A                             6,229              25
   Sally Beauty Holdings*                                 4,725              33
   Sauer-Danfoss                                          4,011              89
   Scholastic (B)*                                       17,700             536
   Scientific Games, Cl A (B)*                           39,654             837
   Sealy (B)                                             14,900             113
   Service International                                  3,400              34
   Sinclair Broadcast Group, Cl A                         5,700              51
   Skechers U.S.A., Cl A*                                 2,500              51
   Snap-On (B)                                            6,715             341
   Sonic (B)*                                            25,100             553
   Sonic Automotive, Cl A                                12,800             263
   Sotheby's (B)                                         11,150             322
   Stamps.com*                                            1,600              16
   Strayer Education                                      1,800             274
   Syntax-Brillian*                                      22,700              22
   Talbots (B)                                           44,188             476
   Tempur-Pedic International (B)                         2,300              25
   Thor Industries (B)                                      600              18
   Tiffany                                                9,300             389
   TravelCenters of America LLC*                            780               5
   Triarc, Cl B                                          15,200             105
   Tupperware Brands (B)*                                13,405             518
   Ulta Salon Cosmetics & Fragrance*                      2,500              35
   Under Armour, Cl A (B)*                                6,655             244
   Universal Electronics (B)*                            11,230             272
   Urban Outfitters (B)*                                 59,200           1,856
   Vail Resorts (B)*                                      1,400              68
   Visteon*                                               6,575              25
   Warnaco Group*                                         1,510              60
   Warner Music Group (B)                                46,200             230
   Wendy's International                                  3,700              85
   Whirlpool                                              8,500             738
   Williams-Sonoma (B)                                   16,300             395
   Winnebago Industries (B)                               1,600              27
   WMS Industries*                                       12,250             441
   Wynn Resorts (B)*                                      7,400             745
   XM Satellite Radio Holdings, Cl A*                     3,900              45
   Zale (B)*                                              2,900              57
   Zumiez*                                                1,800              28
                                                                  -------------
                                                                         45,846
                                                                  -------------

CONSUMER STAPLES -- 3.4%
   American Italian Pasta, Cl A (B)                       6,300              34
   American Oriental Bioengineering*                     15,500             126
   Andersons                                                729              32
   Avon Products                                          5,352             212
   Bare Escentuals (B)*                                   8,300             194
   BJ's Wholesale Club (B)*                              24,300             867
   Boston Beer, Cl A (B)*                                   800              38
   Bunge                                                    798              69


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008         69

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Casey's General Stores                                   900   $          20
   Central Garden and Pet, Cl A*                         24,041             107
   Chattem (B)*                                          13,120             870
   Church & Dwight                                        4,600             249
   Corn Products International                            3,764             140
   Diamond Foods                                          1,900              34
   Elizabeth Arden*                                      13,462             269
   Energizer Holdings*                                    1,000              90
   Flowers Foods                                          1,650              41
   Fresh Del Monte Produce                                6,634             241
   Hain Celestial Group (B)*                             22,800             673
   Hansen Natural*                                        2,225              79
   Lancaster Colony                                       1,400              56
   Lance                                                  1,400              27
   Longs Drug Stores (B)                                  8,600             365
   McCormick                                             23,800             880
   Molson Coors Brewing, Cl B                            33,986           1,787
   Nash Finch                                            11,300             384
   NBTY*                                                  1,200              36
   Nu Skin Enterprises, Cl A                             16,710             301
   Pepsi Bottling Group                                  14,200             482
   PepsiAmericas                                          9,200             235
   Performance Food Group*                                1,000              33
   Pilgrim's Pride                                        8,000             162
   Prestige Brands Holdings*                              5,100              42
   Pricesmart                                             1,600              44
   Ralcorp Holdings*                                      1,100              64
   Ruddick                                               19,067             703
   Seaboard                                                  89             139
   SUPERVALU                                             20,900             627
   Tootsie Roll Industries (B)                            3,000              76
   TreeHouse Foods*                                       3,700              85
   Tyson Foods, Cl A                                      2,400              38
   Universal (B)                                          6,930             454
   Village Super Market, Cl A (B)                         3,400             175
   WD-40                                                    900              30
   Whole Foods Market (B)                                 8,400             277
                                                                  -------------
                                                                         11,887
                                                                  -------------

ENERGY -- 6.7%
   Arena Resources*                                         750              29
   Alon USA Energy                                        1,985              30
   Alpha Natural Resources*                               7,730             336
   Arch Coal                                              2,046              89
   ATP Oil & Gas (B)*                                     5,275             173
   Atwood Oceanics (B)*                                   4,000             367
   Basic Energy Services (B)*                             3,100              68
   Berry Petroleum, Cl A                                  3,400             158
   Bill Barrett (B)*                                      1,000              47
   BPZ Resources*                                         3,350              73
   Bristow Group (B)*                                     1,800              97
   Cameron International (B)*                            27,250           1,135

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   CARBO Ceramics                                           800   $          32
   Cheniere Energy (B)*                                   1,100              22
   Cimarex Energy                                         7,885             432
   Compagnie Generale de Geophysique-Veritas ADR*        16,400             812
   Consol Energy                                          1,600             111
   Continental Resources                                  8,300             265
   Core Laboratories (B)*                                 2,515             300
   Crosstex Energy                                        1,785              61
   Delek US Holdings (B)                                  1,800              23
   Denbury Resources*                                     8,900             254
   Dresser-Rand Group*                                   18,840             579
   Dril-Quip*                                             8,690             404
   Encore Acquisition*                                    1,400              56
   ENSCO International                                    1,800             113
   EOG Resources                                            800              96
   Exterran Holdings (B)*                                 6,254             404
   FMC Technologies (B)*                                 26,875           1,529
   Forest Oil*                                            2,359             116
   Foundation Coal Holdings                              10,125             510
   General Maritime (B)                                   1,400              33
   Global Industries*                                    24,400             393
   GMX Resources*                                           975              34
   Golar (B)                                              2,900              53
   Goodrich Petroleum (B)*                                3,000              90
   Grant Prideco*                                         5,000             246
   Grey Wolf*                                            12,000              81
   Gulf Island Fabrication (B)                            1,200              34
   Gulfmark Offshore*                                     1,000              55
   Harvest Natural Resources (B)*                         2,600              31
   Helix Energy Solutions Group*                         31,300             986
   Helmerich & Payne                                      4,500             211
   Hercules Offshore*                                     9,400             236
   Hess                                                   3,600             317
   Hugoton Royalty Trust*                                 3,650             101
   ION Geophysical*                                      43,200             596
   Kinder Morgan Management LLC*                          2,060             105
   Lufkin Industries                                      1,100              70
   Mariner Energy*                                        3,274              88
   Massey Energy                                          2,969             108
   McMoRan Exploration (B)*                               3,710              64
   NATCO Group, Cl A (B)*                                 6,835             320
   National Oilwell Varco (B)*                            4,200             245
   Newfield Exploration*                                  2,600             137
   Occidental Petroleum                                   2,856             209
   Oceaneering International*                            10,250             646
   Oil States International*                              1,300              58
   Overseas Shipholding Group                             3,500             245
   Patriot Coal*                                            240              11
   Patterson-UTI Energy (B)                              40,400           1,058
   Peabody Energy                                         2,400             122
   PetroHawk Energy (B)*                                 30,400             613
   Petroleum Development*                                 2,850             197


--------------------------------------------------------------------------------
70         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Plains Exploration & Production*                       3,525   $         187
   Pride International*                                  10,700             374
   Quicksilver Resources*                                 1,300              47
   Range Resources                                        3,700             235
   Rosetta Resources*                                     4,100              81
   Rowan                                                 13,700             564
   RPC                                                    3,375              51
   Southwestern Energy*                                   2,000              67
   Stone Energy*                                          2,400             126
   Sunoco                                                11,600             609
   Superior Energy Services*                             13,200             523
   Swift Energy*                                         18,400             828
   Tesoro                                                35,179           1,055
   Tetra Technologies*                                   29,150             462
   Tidewater                                              1,720              95
   Transmontaigne Partners L.P.                             600              17
   Ultra Petroleum*                                         900              70
   Unit*                                                  8,175             463
   US BioEnergy*                                         29,000             171
   VeraSun Energy (B)*                                    8,100              60
   W&T Offshore                                           2,150              73
   W-H Energy Services*                                     900              62
   Whiting Petroleum*                                     1,000              65
   Willbros Group (B)*                                   16,700             511
   Williams                                               2,885              95
                                                                  -------------
                                                                         23,405
                                                                  -------------

FINANCIALS -- 15.2%
   Abington Bancorp                                       3,900              40
   Acadia Realty Trust+                                   2,000              48
   Advance America Cash Advance Centers                  41,100             310
   Affiliated Managers Group*                            26,470           2,402
   Agree Realty+                                          1,700              47
   Alesco Financial                                       9,875              28
   Alexander's+*                                            100              35
   Alexandria Real Estate Equities+                       4,300             399
   Alfa                                                   1,200              26
   AllianceBernstein Holding L.P.                           457              29
   AMB Property+ (B)                                      3,900             212
   American Financial Group (B)                          33,300             851
   American Financial Realty Trust+                      20,200             160
   American National Insurance                              500              53
   AmeriCredit (B)*                                      34,700             349
   Annaly Capital Management+                            43,705             670
   AON                                                   10,600             426
   Apartment Investment & Management, Cl A++                313              11
   Apollo Investment (B)                                  5,600              89
   Ares Capital                                           8,500             107
   Ashford Hospitality Trust+ (B)                        41,700             237
   Aspen Insurance Holdings                              21,400             565

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Assured Guaranty                                       1,400   $          33
   Asta Funding                                             900              13
   Astoria Financial (B)                                 15,700             426
   AvalonBay Communities+                                 2,900             280
   Axis Capital Holdings                                    900              31
   BancFirst                                                700              32
   Banco Latinoamericano de Exportaciones*               31,500             485
   Bancorpsouth                                           3,200              74
   Bank Mutual                                            1,700              18
   Bank of Hawaii                                         6,300             312
   Bear Stearns                                           1,000              11
   Beneficial Mutual Bancorp*                             9,000              89
   BioMed Realty Trust+                                     800              19
   BlackRock                                              1,396             285
   BlackRock Kelso Capital (B)                            3,200              38
   Blackstone Group L.P. (B)*                            54,700             869
   Brandywine Realty Trust+                               7,000             119
   BRE Properties, Cl A+                                    400              18
   Capital Lease Funding+ (B)                             2,500              19
   Capitol Federal Financial (B)                            300              11
   Cash America International                             1,000              36
   Cathay General Bancorp (B)                             1,400              29
   CBL & Associates Properties+                           5,000             118
   Chimera Investment*                                    2,500              31
   CIT Group                                             16,700             198
   Citizens Republic Bancorp (B)                         11,800             147
   City Bank                                              1,632              36
   City National                                            500              25
   Clayton Holdings*                                     19,400              90
   Clifton Savings Bancorp                                9,700              98
   CME Group                                                704             330
   Cohen & Steers (B)                                     3,100              82
   Colonial BancGroup (B)                                45,500             438
   Colonial Properties Trust+                             6,300             152
   Comerica                                              28,700           1,007
   Commerce Bancshares (B)                                2,082              88
   Community Bank System (B)                             33,200             815
   Corporate Office Properties Trust+                       700              24
   Cousins Properties+ (B)                                2,600              64
   Cullen/Frost Bankers (B)                              14,100             748
   DCT Industrial Trust+*                                 7,800              78
   Deerfield Capital                                      1,612               2
   Delphi Financial Group, Cl A                             600              18
   DiamondRock Hospitality+                               1,600              20
   Digital Realty Trust+ (B)                              2,700              96
   Discover Financial Services                            6,700             110
   East West Bancorp (B)                                 20,000             355
   Eaton Vance                                           18,679             570
   EMC Insurance Group                                    3,420              92
   Employers Holdings                                     6,900             128
   Endurance Specialty Holdings                           4,798             176


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008         71

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Enstar Group (B)*                                        600   $          67
   Entertainment Properties Trust+                          800              39
   Equity Lifestyle Properties+                           2,800             138
   Essex Property Trust+                                  2,600             296
   Everest Re Group                                       9,500             851
   Extra Space Storage+ (B)                              10,200             165
   FCStone Group*                                         2,000              55
   Federal Agricultural Mortgage, Cl C                      300               8
   Federal Realty Investment Trust+                         300              23
   Federated Investors, Cl B                              2,300              90
   FelCor Lodging Trust+                                  6,100              73
   Financial Federal                                     15,500             338
   Financial Institutions                                 2,200              42
   First American (B)                                    25,300             859
   First Bancorp Puerto Rico                              4,200              43
   First Busey (B)                                        2,300              49
   First Commonwealth Financial (B)                      13,200             153
   First Financial Bankshares                             1,500              61
   First Industrial Realty Trust+ (B)                     1,000              31
   First Marblehead                                       2,825              21
   First Mercury Financial*                              12,282             214
   First Midwest Bancorp (B)                             11,500             319
   First Niagara Financial Group                         61,300             833
   FirstMerit                                             3,300              68
   Flagstone Reinsurance Holdings                         8,500             103
   FNB (Pennsylvania) (B)                                11,000             172
   Forestar Real Estate Group*                            3,300              82
   Frontier Financial (B)                                 6,200             110
   General Growth Properties+                             7,400             282
   Getty Realty+ (B)                                      4,400              70
   GFI Group*                                             2,200             126
   Glimcher Realty Trust+                                 9,400             112
   Greenhill (B)                                          8,100             563
   Hancock Holding                                          900              38
   Hanover Insurance Group (B)                           18,400             757
   Harleysville Group                                     3,500             126
   HCC Insurance Holdings                                10,000             227
   HCP+                                                   1,100              37
   Healthcare Realty Trust+ (B)                           3,100              81
   Hersha Hospitality Trust+                             57,600             520
   Highwoods Properties+                                    600              19
   Hilb Rogal & Hobbs                                     2,300              72
   Hilltop Holdings+*                                     6,400              67
   Home Bancshares (B)                                   10,700             223
   Horace Mann Educators                                  3,500              61
   Hospitality Properties Trust+ (B)                     23,100             786
   Host Hotels & Resorts+ (B)                            22,200             353
   HRPT Properties Trust+ (B)                            68,500             461
   Hudson City Bancorp                                    5,600              99
   Huntington Bancshares (B)                             34,000             366
   IndyMac Bancorp (B)                                   10,000              50
   Inland Real Estate+                                   10,700             163

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Interactive Brokers Group*                            11,745   $         302
   IntercontinentalExchange*                              3,735             487
   Investment Technology Group*                           1,300              60
   Investors Real Estate Trust+ (B)                       3,100              30
   IPC Holdings (B)                                      11,400             319
   Janus Capital Group                                    1,800              42
   Jefferies Group (B)                                   40,583             655
   Jones Lang LaSalle                                     2,900             224
   KBW (B)*                                              13,400             295
   Kilroy Realty+                                         2,875             141
   KKR Financial Holdings L.P.                           17,300             219
   Knight Capital Group, Cl A*                            2,300              37
   LandAmerica Financial Group (B)                        6,200             245
   LaSalle Hotel Properties+                                700              20
   Lazard LP, Cl A                                        8,775             335
   Legg Mason                                               508              28
   Leucadia National                                      2,075              94
   Lexington Realty Trust+ (B)                            2,000              29
   Macerich+                                              1,800             126
   Markel*                                                  500             220
   Marsh & McLennan                                      17,368             423
   Max Capital Group                                     23,300             610
   MCG Capital                                           29,500             268
   Meruelo Maddux Properties*                           123,000             312
   MF Global*                                             1,700              17
   MFA Mortgage Investments+                              4,000              25
   MGIC Investment (B)                                    6,340              67
   Midland                                                1,000              65
   Mid-America Apartment Communities+ (B)                 1,300              65
   Montpelier Re Holdings                                 2,400              39
   MVC Capital (B)                                       31,900             486
   NASDAQ Stock Market*                                  14,330             554
   National Financial Partners                            5,857             132
   National Health Investors+                            11,100             347
   National Penn Bancshares (B)                           5,400              98
   National Retail Properties+ (B)                       15,600             344
   Nationwide Financial Services, Cl A                   19,500             922
   Nationwide Health Properties+ (B)                        400              14
   Navigators Group (B)*                                 10,718             583
   NBT Bancorp                                            3,100              69
   New York Community Bancorp (B)                        10,823             197
   NewAlliance Bancshares                                 9,600             118
   Newcastle Investment+ (B)                              3,800              31
   Northwest Bancorp (B)                                  1,100              30
   NYSE Euronext                                          1,375              85
   Och-Ziff Capital Management Group LLC, Cl A*          30,500             641
   Old National Bancorp (B)                              24,900             448
   Old Republic International                            27,375             353
   Omega Healthcare Investors+                            7,100             123
   One Liberty Properties+ (B)*                           1,500              24


--------------------------------------------------------------------------------
72         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   OneBeacon Insurance Group                              1,400   $          27
   optionsXpress Holdings (B)                             3,800              79
   Pacific Capital Bancorp                                1,600              34
   Park National (B)                                      2,200             156
   Parkway Properties+                                      900              33
   PartnerRe                                                700              53
   PennantPark Investment (B)                            27,991             238
   Pennsylvania Real Estate Investment Trust+ (B)         4,900             120
   People's United Financial (B)                         55,890             967
   Piper Jaffray*                                        17,600             598
   Platinum Underwriters Holdings                         5,600             182
   PMI Group                                             18,200             106
   Popular (B)                                           23,100             269
   Post Properties+                                         600              23
   Potlatch                                                 900              37
   ProAssurance (B)*                                      3,700             199
   Prosperity Bancshares (B)                              9,900             284
   Provident Bankshares (B)                              15,800             170
   PS Business Parks+                                     1,800              93
   Public Storage+                                        4,159             369
   Radian Group (B)                                      35,000             230
   RAIT Financial Trust+ (B)                             42,000             291
   Rayonier+ (B)                                          9,350             406
   Realty Income+ (B)                                     7,400             190
   Redwood Trust+ (B)                                     7,789             283
   Reinsurance Group of America (B)                       5,410             295
   S&T Bancorp                                              900              29
   Safeco                                                15,000             658
   Saul Centers+                                          1,300              65
   South Financial Group                                  6,100              91
   Sovran Self Storage+ (B)                               1,600              68
   St. Joe                                               15,651             672
   Stancorp Financial Group                               8,800             420
   State Auto Financial                                   1,400              41
   State Street                                           3,895             308
   Sterling Bancshares                                   30,700             305
   Sterling Financial, Washington Shares                  6,700             105
   Strategic Hotels & Resorts+                            2,200              29
   Sunstone Hotel Investors+ (B)                         25,800             413
   Susquehanna Bancshares                                 4,570              93
   SVB Financial Group*                                   1,300              57
   SWS Group                                              3,400              42
   T. Rowe Price Group                                    1,316              66
   Tanger Factory Outlet Centers+ (B)                       900              35
   TCF Financial (B)                                     35,300             633
   TD Ameritrade Holding*                                 8,629             142
   Tejon Ranch*                                           2,600              97
   Toronto-Dominion Bank (Canada) (B)                     1,783             109
   Transatlantic Holdings                                   718              48
   Triad Guaranty (B)*                                   19,200              96
   U-Store-It Trust+                                      3,500              40
   UCBH Holdings                                          3,600              28

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Umpqua Holdings (B)                                    7,500   $         116
   UnionBanCal                                           14,300             702
   United Fire & Casualty                                 2,000              75
   Unitrin                                               10,800             382
   Universal Health Realty Income Trust+                    300              10
   Unum Group                                            39,200             863
   Validus Holdings*                                      1,300              30
   Ventas+                                                1,400              63
   Waddell & Reed Financial, Cl A                         5,900             190
   Washington Federal                                     1,800              41
   Washington Real Estate Investment Trust+ (B)           1,600              53
   Westfield Financial (B)                                2,625              26
   Whitney Holding                                       27,600             684
   Wintrust Financial                                     3,200             112
   WR Berkley                                             6,700             186
   Zions Bancorporation                                   9,800             446
                                                                  --------------
                                                                         53,238
                                                                  --------------

HEALTH CARE -- 12.4%
   Abaxis*                                                2,200              51
   Abraxis Bioscience*                                   10,025             592
   Acadia Pharmaceuticals (B)*                           65,400             593
   Accelrys*                                             46,500             252
   Accuray (B)*                                           9,400              73
   Adolor*                                               10,300              47
   Advanced Medical Optics (B)*                          29,900             607
   Affymetrix*                                           57,200             996
   Air Methods*                                             708              34
   Albany Molecular Research*                             3,100              38
   Alexion Pharmaceuticals (B)*                           1,400              83
   Alexza Pharmaceuticals*                                1,200               8
   Align Technology (B)*                                  8,365              93
   Alpharma, Cl A*                                        1,008              26
   Amedisys (B)*                                         11,035             434
   American Medical Systems Holdings (B)*                 3,400              48
   AMERIGROUP*                                            1,920              53
   Amsurg*                                                4,200              99
   Amylin Pharmaceuticals (B)*                            2,400              70
   Analogic*                                              1,474              98
   APP Pharmaceuticals (B)*                              54,900             663
   Applera -- Applied Biosystems Group                   13,885             456
   Applera -- Celera Group (B)*                          31,100             457
   Apria Healthcare Group (B)*                           21,700             429
   Arena Pharmaceuticals*                                 3,900              27
   Arthrocare (B)*                                       11,100             370
   Barr Pharmaceuticals (B)*                             17,400             841
   Beckman Coulter                                          500              32
   Bio-Rad Laboratories, Cl A*                              900              80
   BioMarin Pharmaceuticals (B)*                         24,960             883


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008         73

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Bruker BioSciences*                                    4,400   $          68
   Cambrex (B)                                           50,700             351
   Celgene*                                               1,422              87
   Cell Genesys (B)*                                     77,400             182
   Centene*                                                 800              11
   Cephalon (B)*                                         24,821           1,599
   Cerner (B)*                                              400              15
   Charles River Laboratories International*              3,450             203
   Chemed                                                11,264             475
   Community Health Systems (B)*                         28,500             957
   Computer Programs & Systems                              820              17
   Conmed*                                                2,100              54
   Cooper (B)                                            24,635             848
   Corvel*                                                  693              21
   Cougar Biotechnology PIPE (F) (G)*                    11,400             239
   Covance*                                               4,975             413
   Cubist Pharmaceuticals (B)*                           71,400           1,315
   CV Therapeutics (B)*                                  65,100             464
   Cyberonics*                                            1,300              19
   Datascope                                             11,200             464
   DaVita*                                               20,100             960
   Dentsply International                                20,100             776
   Dionex*                                                  500              39
   Discovery Laboratories*                               26,400              62
   Eclipsys*                                              3,896              76
   Edwards Lifesciences (B)*                              4,000             178
   Endo Pharmaceuticals Holdings*                         4,700             113
   Enzon Pharmaceuticals (B)*                             2,600              24
   eResearchTechnology*                                  10,948             136
   ev3*                                                   3,187              26
   Exelixis*                                             14,300              99
   Express Scripts*                                      11,050             711
   Forest Laboratories*                                   5,175             207
   Gen-Probe*                                               700              34
   Genzyme*                                               4,802             358
   Geron (B)*                                            21,200             103
   GTx (B)*                                               2,200              35
   Haemonetics*                                             700              42
   Health Management Associates, Cl A                    17,800              94
   Health Net*                                           15,625             481
   Healthsouth (B)*                                       3,300              59
   Healthways (B)*                                        3,500             124
   Henry Schein*                                            300              17
   Hi-Tech Pharmacal (B)*                                 3,000              27
   Hillenbrand Industries                                 2,300             110
   HLTH (B)*                                             10,870             104
   Hologic (B)*                                          19,107           1,062
   Human Genome Sciences*                                14,800              87
   Humana*                                                  300              14
   Idexx Laboratories (B)*                                8,550             421
   Illumina*                                              3,700             281

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Immucor (B)*                                           1,950   $          42
   Immunomedics*                                          4,400              12
   IMS Health                                            11,200             235
   Integra LifeSciences Holdings (B)*                       600              26
   Intuitive Surgical (B)*                                1,450             470
   Invacare (B)                                           3,100              69
   inVentiv Health*                                       1,000              29
   Inverness Medical Innovations (B)*                     2,917              88
   Invitrogen (B)*                                       17,345           1,483
   Isis Pharmaceuticals (B)*                              3,900              55
   Javelin Pharmaceuticals*                               5,500              15
   Kendle International (B)*                              9,825             441
   Keryx Biopharmaceuticals*                              4,100               3
   Kindred Healthcare*                                   14,927             326
   King Pharmaceuticals*                                 20,000             174
   KV Pharmaceutical, Cl A (B)*                           3,300              82
   Landauer                                                 700              35
   LCA-Vision (B)                                        18,400             230
   Lifecell (B)*                                         10,800             454
   LifePoint Hospitals*                                   1,200              33
   Ligand Pharmaceuticals, Cl B*                          5,500              22
   Lincare Holdings*                                      9,200             259
   Magellan Health Services*                             12,352             490
   MannKind*                                              2,700              16
   Martek Biosciences (B)*                               14,800             452
   Medarex (B)*                                         231,200           2,046
   MedAssets*                                            12,400             184
   Medicines (B)*                                         5,800             117
   Medicis Pharmaceutical, Cl A                           8,900             175
   Merit Medical Systems*                                 2,500              40
   Metabolix (B)*                                        27,800             304
   Millennium Pharmaceuticals (B)*                       26,700             413
   Millipore*                                               400              27
   Myriad Genetics*                                      29,510           1,189
   National Healthcare                                    1,200              58
   Neurocrine Biosciences (B)*                           24,600             133
   NuVasive*                                              1,600              55
   Omnicare                                               4,000              73
   Omnicell*                                              1,731              35
   Onyx Pharmaceuticals*                                  2,700              78
   Orthofix International*                                  735              29
   OSI Pharmaceuticals (B)*                               5,218             195
   Owens & Minor                                          3,485             137
   Par Pharmaceutical*                                    3,770              66
   Parexel International (B)*                            10,900             285
   Patterson*                                            10,600             385
   Pediatrix Medical Group (B)*                           7,740             522
   Penwest Pharmaceuticals*                               4,200              11
   PerkinElmer                                            6,400             155
   Perrigo                                               11,980             452
   Pharmaceutical Product Development (B)                 7,600             318


--------------------------------------------------------------------------------
74         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Pharmacopeia (B)*                                     29,750   $         110
   PharMerica (B)*                                       17,700             293
   Phase Forward*                                         3,300              56
   PSS World Medical*                                     1,400              23
   Psychiatric Solutions (B)*                            16,705             567
   Qiagen (B)*                                           15,394             320
   Regeneron Pharmaceuticals (B)*                        28,700             551
   Resmed*                                                5,565             235
   Savient Pharmaceuticals (B)*                          26,010             520
   Sciele Pharma (B)*                                     1,800              35
   Seattle Genetics*                                      3,800              35
   Sepracor*                                                600              12
   Sirona Dental Systems*                                 4,825             130
   STERIS                                                 2,400              64
   SurModics (B)*                                         1,100              46
   Symmetry Medical*                                     14,000             232
   Thermo Fisher Scientific*                              3,600             205
   Thoratec (B)*                                          2,000              29
   Trizetto Group*                                        4,100              68
   United Therapeutics (B)*                              15,900           1,379
   Universal American*                                    3,400              36
   Universal Health Services, Cl B                        1,514              81
   Valeant Pharmaceuticals International*                 6,000              77
   Varian*                                                  700              41
   Varian Medical Systems (B)*                            1,000              47
   VCA Antech*                                              800              22
   Vertex Pharmaceuticals (B)*                           19,600             468
   Vital Signs                                            1,400              71
   Vnus Medical Technologies (B)*                         4,400              80
   Volcano*                                               2,600              33
   Waters*                                                1,725              96
   Watson Pharmaceuticals*                               27,800             815
   WellCare Health Plans*                                   475              19
   Wright Medical Group*                                  2,900              70
   Zoll Medical*                                          1,800              48
                                                                  -------------
                                                                         43,132
                                                                  -------------

INDUSTRIALS -- 16.8%
   AAON                                                   1,500              30
   ABX Holdings*                                          5,469              16
   ACCO Brands*                                           2,900              39
   Actuant, Cl A (B)                                      7,752             234
   Advisory Board*                                        2,400             132
   AGCO*                                                 20,007           1,198
   Alaska Air Group (B)*                                 13,800             271
   Albany International, Cl A                            11,284             408
   Alexander & Baldwin                                    2,339             101
   Alliant Techsystems*                                     688              71
   Allied Waste Industries*                               2,300              25
   Amerco*                                                  441              25

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   American Commercial Lines*                             3,062   $          48
   American Ecology                                      32,700             828
   American Reprographics*                                2,700              40
   American Superconductor (B)*                           2,800              65
   American Woodmark (B)                                 13,400             276
   Ametek                                                   750              33
   Ampco-Pittsburgh                                       8,000             344
   Angelica                                               1,400              25
   AO Smith (B)                                          10,300             339
   Applied Industrial Technologies                        1,050              31
   Arkansas Best                                          7,200             229
   Atlas Air Worldwide Holdings*                            800              44
   Avis Budget Group (B)*                                14,900             158
   Baldor Electric                                        1,300              36
   Barnes Group (B)                                      11,695             268
   Basin Water (B)*                                       4,800              28
   BE Aerospace (B)*                                     24,430             854
   Blount International*                                  2,375              29
   BlueLinx Holdings (B)                                  9,000              46
   Bowne                                                 23,500             358
   Brady, Cl A                                            1,600              54
   Briggs & Stratton                                     20,300             363
   Brink's                                               29,000           1,948
   Bucyrus International, Cl A                            4,700             478
   Ceradyne*                                             14,900             476
   Chicago Bridge & Iron (B)                             10,585             415
   ChoicePoint*                                           1,460              70
   Clarcor                                                1,600              57
   CNH Global (B)                                         3,060             159
   Columbus McKinnon*                                     2,949              91
   Compx International                                    1,900              17
   Continental Airlines, Cl B*                           12,000             231
   Copa Holdings, Cl A (B)*                               1,900              72
   Copart*                                               23,100             895
   Corporate Executive Board                              1,000              40
   Corrections of America (B)*                           25,675             707
   CoStar Group (B)*                                      1,500              65
   Crane (B)                                             15,400             621
   Cummins                                               19,600             918
   Curtiss-Wright                                         1,200              50
   Danaos (B)                                            10,000             246
   Deluxe (B)                                            23,200             446
   Donaldson                                                600              24
   DRS Technologies                                       4,100             239
   Dun & Bradstreet                                       9,549             777
   Dynamic Materials (B)                                 20,800             899
   Eagle Bulk Shipping                                    5,900             152
   EMCOR Group (B)*                                      18,614             413
   Energy Conversion Devices (B)*                         1,400              42
   EnergySolutions*                                      11,600             266
   EnerSys*                                               1,800              43
   Ennis Business Forms                                   1,200              20


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008         75

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Equifax                                                8,533   $         294
   ESCO Technologies (B)*                                13,710             545
   Evergreen Solar (B)*                                  35,400             328
   Expeditors International Washington                   14,400             651
   Fastenal (B)                                           1,200              55
   First Solar (B)*                                       3,853             891
   Flow International*                                   95,000             883
   Flowserve                                              7,900             825
   Fluor                                                    727             103
   Forward Air (B)                                        1,500              53
   Foster Wheeler*                                        2,800             159
   Franklin Electric (B)                                    800              27
   FreightCar America                                     1,711              59
   FTI Consulting*                                        1,000              71
   Fuel Tech (B)*                                        33,900             695
   G&K Services, Cl A                                     1,600              57
   GATX (B)                                               3,600             141
   GenCorp (B)*                                          15,425             159
   General Cable (B)*                                    17,689           1,045
   Geo Group*                                             3,788             108
   Goodrich                                              10,257             590
   Gorman-Rupp                                            1,250              41
   Graco                                                    500              18
   GrafTech International*                                4,600              75
   H&E Equipment Services*                                2,775              35
   Hardinge                                                 300               4
   Harsco                                                 3,600             199
   Heartland Express (B)                                  1,800              26
   Heidrick & Struggles International*                    4,579             149
   Herman Miller                                          8,300             204
   Hexcel*                                                1,800              34
   HNI (B)                                                1,600              43
   Honeywell International                                1,939             109
   HUB Group, Cl A*                                      10,330             340
   Hubbell, Cl B (B)                                     11,200             489
   Huron Consulting Group*                                  400              17
   II-VI*                                                 1,200              46
   Ingersoll-Rand, Cl A                                   3,700             165
   Jacobs Engineering Group*                             10,849             798
   JB Hunt Transport Services                            40,900           1,286
   JetBlue Airways (B)*                                  10,600              61
   Joy Global                                             6,200             404
   Kaman                                                  2,307              65
   Kansas City Southern*                                 29,455           1,181
   Kaydon (B)                                             9,400             413
   KBR*                                                  14,600             405
   Kelly Services, Cl A (B)                              16,300             335
   Kenexa (B)*                                            1,900              35
   Kirby*                                                 2,704             154
   Korn/Ferry International*                              2,200              37
   Ladish*                                                2,317              83
   Landstar System                                        4,800             250
   Lennox International (B)                              22,700             817

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Lincoln Electric Holdings                              2,305   $         149
   Manitowoc (B)                                         46,850           1,911
   Manpower                                               5,600             315
   Middleby (B)*                                         12,800             799
   Milacron (B)*                                          6,736              17
   Mine Safety Appliances (B)                             1,600              66
   Monster Worldwide*                                     1,700              41
   Moog, Cl A (B)*                                        2,300              97
   MSC Industrial Direct, Cl A                            1,200              51
   Mueller Industries (B)                                24,300             701
   Mueller Water Products, Cl B                           3,205              25
   Navistar International*                                3,700             223
   Nordson                                                1,000              54
   Old Dominion Freight Line (B)*                        21,950             699
   Orbital Sciences*                                     30,500             735
   Oshkosh Truck                                          7,600             276
   Pall (B)                                              35,465           1,244
   PAM Transportation Services (B)*                       1,500              23
   Quanta Services (B)*                                  59,331           1,375
   RBC Bearings (B)*                                     13,635             506
   Republic Airways Holdings (B)*                        23,660             512
   Robert Half International                              1,600              41
   Rockwell Automation                                      250              14
   Rollins                                                2,400              42
   Roper Industries                                      10,800             642
   RR Donnelley & Sons                                    1,500              45
   Ryder System                                          39,600           2,412
   School Specialty (B)*                                  2,600              82
   Shaw Group*                                            6,271             296
   Simpson Manufacturing (B)                              1,300              35
   Skywest                                                1,500              32
   Spirit Aerosystems Holdings, Cl A*                    15,400             342
   SPX                                                      700              73
   Standard Register                                      4,364              34
   Steelcase, Cl A (B)                                   45,400             502
   Stericycle*                                            1,000              52
   Sunpower, Cl A (B)*                                   11,900             887
   Suntech Power Holdings ADR*                            6,400             260
   TAL International Group                                2,200              52
   Taser International (B)*                               4,000              38
   Tecumseh Products, Cl A (B)*                          27,100             831
   Teledyne Technologies (B)*                            23,150           1,088
   TeleTech Holdings*                                     2,300              52
   Tetra Tech*                                            1,300              25
   Thomas & Betts*                                        1,600              58
   Timken                                                16,460             489
   Toro                                                   1,400              58
   TransDigm Group*                                         900              33
   Twin Disc                                              1,205              19
   UAP Holding                                            4,540             174
   United Rentals*                                       18,300             345
   United Stationers*                                    18,512             883
   United Technologies                                    2,685             185


--------------------------------------------------------------------------------
76         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Universal Forest Products (B)                         12,700   $         409
   URS*                                                   6,839             224
   USG (B)*                                                 800              29
   UTI Worldwide                                          4,700              94
   Wabtec                                                10,437             393
   Walter Industries (B)                                  6,480             406
   Waste Connections (B)*                                28,979             891
   Waste Industries USA                                   1,800              65
   Watsco (B)                                             1,300              54
   Watson Wyatt Worldwide, Cl A                           8,455             480
   Watts Water Technologies, Cl A (B)                     2,300              64
   Woodward Governor (B)                                 29,000             775
   WW Grainger                                            7,300             558
   YRC Worldwide (B)*                                    17,300             227
                                                                  -------------
                                                                         58,589
                                                                  -------------

INFORMATION TECHNOLOGY -- 18.8%
   3PAR*                                                  6,600              45
   ACI Worldwide (B)*                                     2,700              54
   Acme Packet*                                           7,000              56
   Activision (B)*                                       38,550           1,053
   Acxiom                                                 6,200              74
   ADC Telecommunications*                                2,900              35
   Adobe Systems*                                           966              34
   Advanced Analogic Technologies*                       14,475              81
   Advanced Energy Industries*                            2,300              31
   Akamai Technologies*                                   9,906             279
   Alliance Semiconductor                                29,600              33
   Amdocs*                                               34,400             976
   Amkor Technology (B)*                                 29,900             320
   Ansys*                                                 4,200             145
   Applied Micro Circuits (B)*                           20,525             147
   Ariba*                                                 8,700              84
   ARM Holdings ADR*                                     82,400             434
   Arris Group (B)*                                      73,500             428
   Arrow Electronics*                                     1,000              34
   Art Technology Group*                                187,800             729
   Aspen Technology*                                      3,200              41
   Atheros Communications*                               43,335             903
   Atmel*                                                11,100              39
   ATMI*                                                 12,300             342
   Autodesk*                                              1,000              32
   Avanex (B)*                                          121,800              86
   Avid Technology (B)*                                   2,100              51
   Avnet (B)*                                            26,055             853
   Avocent*                                              28,200             477
   AVX                                                    4,600              59
   Axcelis Technologies*                                  5,300              30
   BEA Systems*                                           3,400              65
   BearingPoint (B)*                                     68,400             115
   Benchmark Electronics*                                 4,600              83
   Black Box                                              6,200             191

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Blackbaud                                              1,500   $          36
   Blackboard (B)*                                        3,525             118
   BMC Software (B)*                                     19,410             631
   Brightpoint*                                           2,705              23
   Broadridge Financial Solutions (B)                    23,600             415
   Brocade Communications Systems*                      104,700             764
   Cabot Microelectronics (B)*                            3,100             100
   Cavium Networks*                                      36,400             597
   Checkpoint Systems*                                    5,977             161
   China Digital TV Holding ADR*                         23,800             444
   Cirrus Logic*                                          7,787              52
   Citrix Systems*                                       22,621             663
   CMGI*                                                  2,600              34
   CNET Networks*                                         6,000              43
   Cognex                                                18,300             400
   Cognizant Technology Solutions, Cl A*                  7,400             213
   CommScope (B)*                                        12,175             424
   Commvault Systems*                                    18,100             224
   Comtech Telecommunications*                            1,000              39
   Comverse Technology*                                  39,300             605
   Concur Technologies (B)*                              25,700             798
   Convergys*                                            17,000             256
   Cree*                                                  1,549              43
   CSG Systems International*                             1,534              17
   CTS                                                   16,750             179
   Cymer (B)*                                            20,101             523
   Cypress Semiconductor*                                 4,800             113
   Data Domain*                                          47,100           1,121
   Diebold                                                6,675             251
   Digital River*                                         1,800              56
   Dolby Laboratories, Cl A*                              1,500              54
   DST Systems (B)*                                       2,800             184
   Earthlink (B)*                                        35,000             264
   Echelon (B)*                                           2,600              35
   Electro Scientific Industries*                         1,000              17
   Electronic Arts*                                      10,725             535
   Electronics for Imaging*                               7,390             110
   Emulex*                                                1,900              31
   Entegris*                                              9,900              71
   Equinix (B)*                                             500              33
   F5 Networks (B)*                                      36,900             670
   Factset Research Systems (B)                          13,570             731
   Fair Isaac                                             4,400              95
   Fairchild Semiconductor International*                 3,100              37
   FEI*                                                   2,700              59
   Fidelity National Information Services                   900              34
   Flextronics International*                           102,090             959
   Flir Systems*                                          7,460             224
   Formfactor*                                            3,700              71
   Forrester Research*                                      900              24
   Foundry Networks (B)*                                 28,500             330


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008         77

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Gartner*                                               2,600   $          50
   Gevity HR                                             48,900             423
   Giant Interactive Group ADR (B)*                       8,300             105
   Global Payments                                        4,100             170
   Greenfield Online (B)*                                 4,400              52
   Harris                                                   800              39
   Heartland Payment Systems                              5,135             118
   Hewitt Associates, Cl A*                              10,834             431
   Ikanos Communications (B)*                            37,000             169
   Imation                                                6,600             150
   Immersion*                                            32,300             230
   Informatica (B)*                                      41,900             715
   Ingram Micro, Cl A*                                    1,200              19
   Integrated Device Technology*                         42,900             383
   InterDigital*                                          1,700              34
   Intermec*                                              3,601              80
   International Rectifier*                               3,707              80
   Intersil, Cl A                                        27,100             696
   Intuit*                                                9,400             254
   IPG Photonics*                                         7,900             124
   Iron Mountain*                                         1,200              32
   Isilon Systems (B)*                                   10,100              49
   Itron (B)*                                             5,115             462
   Jack Henry & Associates                                2,200              54
   JDS Uniphase*                                         26,900             360
   Juniper Networks*                                     13,754             344
   Keynote Systems (B)*                                  31,700             374
   Kulicke & Soffa Industries (B)*                       47,600             228
   L-1 Identity Solutions (B)*                            6,423              85
   Lam Research (B)*                                      2,150              82
   Lawson Software (B)*                                  46,700             352
   Lexmark International, Cl A*                          20,700             636
   Littelfuse*                                            2,200              77
   Logitech International (B)*                           10,530             268
   Longtop Financial Technologies ADR*                   11,700             221
   LoopNet (B)*                                           2,900              37
   Loral Space & Communications*                          1,900              45
   LSI Logic*                                            19,825              98
   Manhattan Associates*                                  3,800              87
   Mantech International, Cl A*                           1,500              68
   MAXIMUS                                                9,600             352
   McAfee (B)*                                           20,696             685
   MEMC Electronic Materials*                             2,925             207
   Mentor Graphics*                                      10,200              90
   Mercury Computer Systems (B)*                         28,900             162
   Merrimac Industries*                                   6,300              42
   Methode Electronics                                   33,500             392
   Mettler Toledo International*                            400              39
   Micrel                                                 8,400              78
   Microsemi (B)*                                        55,275           1,260
   MicroStrategy, Cl A*                                     437              32
   Microtune*                                             6,135              22

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   MKS Instruments*                                      22,400   $         479
   Molex                                                 13,100             303
   Monolithic Power Systems*                              6,428             113
   Move*                                                 59,455             183
   MSC.Software*                                          2,900              38
   MTS Systems                                            1,519              49
   National Instruments                                   1,300              34
   NAVTEQ*                                                1,700             116
   NCR*                                                   2,625              60
   Ness Technologies*                                     2,600              25
   Net 1 UEPS Technologies (B)*                           1,300              29
   Netezza*                                               4,800              45
   Netgear*                                               1,300              26
   Netlogic Microsystems*                                   525              13
   Nextwave Wireless (B)*                                23,400             118
   NIC (B)*                                               3,700              26
   Novell*                                                4,200              26
   Novellus Systems*                                      5,700             120
   Nuance Communications (B)*                            43,200             752
   Omniture*                                             41,700             968
   Omnivision Technologies (B)*                           2,800              47
   ON Semiconductor*                                     62,984             358
   Open Text (B)*                                        10,020             314
   Orckit Communications (B)*                            22,900             169
   Pericom Semiconductor*                                 2,100              31
   Plantronics                                            1,600              31
   Plexus*                                                1,200              34
   PMC - Sierra*                                          8,500              48
   Polycom (B)*                                         115,500           2,603
   Progress Software*                                     1,200              36
   QLogic (B)*                                           20,310             312
   Quest Software*                                        3,700              48
   RADWARE (B)*                                          15,800             161
   Rambus*                                                2,400              56
   RealNetworks*                                         15,050              86
   Red Hat (B)*                                          98,000           1,802
   RF Micro Devices (B)*                                214,100             570
   Riverbed Technology (B)*                              94,700           1,407
   Rofin-Sinar Technologies*                              3,400             153
   Rubicon Technology*                                    1,100              32
   S1*                                                    3,900              28
   SAIC*                                                  2,800              52
   Salesforce.com (B)*                                   24,010           1,389
   SanDisk*                                               1,350              30
   Sapient*                                               5,700              40
   Satyam Computer Services ADR (B)*                     34,300             775
   SAVVIS*                                                1,900              31
   Seachange International (B)*                          45,700             321
   Seagate Technology                                     6,734             141
   Semtech*                                               4,000              57
   Shanda Interactive Entertainment ADR*                  9,425             274


--------------------------------------------------------------------------------
78         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Silicon Laboratories*                                  2,950   $          93
   Sina (B)*                                              9,075             320
   SkillSoft ADR*                                        59,495             623
   Skyworks Solutions (B)*                              173,500           1,263
   Solera Holdings (B)*                                  40,800             994
   SRA International, Cl A*                               1,500              36
   Standard Microsystems*                                   748              22
   Sun Microsystems*                                     12,205             190
   Supertex (B)*                                            900              18
   Sybase (B)*                                           22,985             605
   Sycamore Networks*                                    11,300              41
   SYKES Enterprises (B)*                                50,400             887
   Symyx Technologies*                                    5,003              38
   Synaptics (B)*                                         1,300              31
   Synchronoss Technologies (B)*                         12,225             245
   SYNNEX*                                                1,418              30
   Synopsys*                                              5,853             133
   Syntel (B)                                             2,100              56
   Take-Two Interactive Software*                         2,600              66
   Taleo, Cl A (B)*                                      30,600             594
   Tech Data*                                             7,800             256
   Technitrol*                                           20,900             483
   Tekelec (B)*                                          60,400             752
   Teradata*                                              2,500              55
   Teradyne*                                             32,400             402
   THQ (B)*                                               3,750              82
   TIBCO Software (B)*                                   92,000             657
   Tivo*                                                  4,800              42
   Trimble Navigation (B)*                               16,090             460
   Triquint Semiconductor*                              128,500             650
   Ultratech (B)*                                        35,700             343
   Unisys*                                               26,300             117
   United Online                                         31,500             333
   Universal Display (B)*                                26,500             380
   Utstarcom (B)*                                        58,200             165
   Valueclick*                                            1,400              24
   Varian Semiconductor Equipment Associates*            12,475             351
   Veeco Instruments (B)*                                 7,871             131
   VeriFone Holdings*                                     1,100              17
   Verint Systems*                                       29,000             468
   Viasat*                                                  900              20
   Vishay Intertechnology*                               53,500             485
   Wavecom ADR*                                          12,900             150
   Websense*                                              3,400              64
   Western Digital (B)*                                  62,035           1,677
   Wind River Systems (B)*                              113,900             882
   Zoran (B)*                                            59,569             814
                                                                  --------------
                                                                         65,496
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
MATERIALS -- 5.9%
   Airgas                                                 9,075   $         413
   AK Steel Holding*                                     12,453             678
   Albemarle (B)                                         15,200             555
   Allegheny Technologies                                 9,000             642
   Apex Silver Mines*                                     3,175              39
   Aptargroup (B)                                        12,980             505
   Ashland                                               15,125             715
   Ball                                                  16,900             776
   Cabot                                                  7,969             223
   Carpenter Technology                                   8,253             462
   Celanese, Ser A                                        6,500             254
   CF Industries Holdings                                 1,800             187
   Chemtura (B)                                          48,700             357
   Cleveland-Cliffs                                       1,400             168
   Coeur d'Alene Mines (B)*                              20,000              81
   Commercial Metals                                      1,400              42
   Compass Minerals International (B)                     2,700             159
   Constar International*                                18,500              48
   Crown Holdings (B)*                                   45,800           1,152
   Cytec Industries (B)                                  18,400             991
   Deltic Timber                                            700              39
   Eagle Materials (B)                                      800              28
   Eastman Chemical                                      10,700             668
   FMC                                                   15,522             861
   Glatfelter                                             2,300              35
   Greif, Cl A (B)                                        8,443             574
   HB Fuller                                              3,700              76
   Hercules (B)                                          51,470             941
   Innospec (United Kingdom)                              3,200              68
   International Flavors & Fragrances                       500              22
   Koppers Holdings                                       1,200              53
   Lubrizol                                              14,300             794
   MeadWestvaco                                          14,800             403
   Mosaic*                                                6,500             667
   Neenah Paper                                           2,742              71
   NewMarket                                                692              52
   Owens-Illinois*                                       18,677           1,054
   Packaging of America                                     900              20
   Pactiv*                                               18,200             477
   PolyOne*                                              37,100             236
   Quanex                                                 2,700             140
   Rock-Tenn, Cl A                                       14,800             444
   Royal Gold (B)                                           900              27
   Schnitzer Steel Industries, Cl A (B)                     300              21
   Schulman, Cl A                                        13,800             283
   Schweitzer-Mauduit International                       1,500              35
   Sealed Air                                             1,200              30
   Sensient Technologies                                  3,400             100
   ShengdaTech*                                           2,500              21
   Sigma-Aldrich                                          5,800             346
   Silgan Holdings                                        9,310             462


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008         79

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Sims Group ADR                                         1,435   $          40
   Steel Dynamics (B)                                    15,400             509
   Terra Industries (B)*                                 18,640             662
   Texas Industries (B)                                  11,100             667
   Titanium Metals                                          668              10
   United States Steel                                    6,400             812
   Valhi                                                  1,400              33
   Valspar                                               14,000             278
   WR Grace*                                                735              17
                                                                  -------------
                                                                         20,523
                                                                  -------------

TELECOMMUNICATION SERVICES -- 1.2%
   Alaska Communications
      Systems Group                                      20,070             246
   American Tower, Cl A*                                  5,315             208
   Cbeyond*                                                 275               5
   Centennial Communications*                            18,730             111
   CenturyTel                                            19,200             638
   Clearwire, Cl A (B)*                                  57,400             850
   Consolidated Communications
      Holdings                                               94               2
   Crown Castle International*                            3,022             104
   FiberTower*                                           17,075              30
   General Communication, Cl A*                           5,600              34
   Global Crossing (B)*                                   2,500              38
   IDT, Cl B*                                             1,140               4
   Iowa Telecommunications Services                       5,015              89
   Leap Wireless International*                           1,485              69
   NII Holdings (B)*                                        800              26
   NTELOS Holdings (B)                                   14,620             354
   Price Communications*                                  3,800              --
   SBA Communications, Cl A*                             39,210           1,170
   Time Warner Telecom, Cl A*                             8,590             133
   USA Mobility                                           3,475              25
   Verizon Communications                                 1,983              72
   Vonage Holdings*                                      36,195              67
   Windstream                                             2,200              26
                                                                  -------------
                                                                          4,301
                                                                  -------------

UTILITIES -- 4.3%
   AGL Resources                                          2,500              86
   Allegheny Energy                                       1,500              76
   Allete (B)                                             2,400              93
   Alliant Energy                                         8,678             304
   Avista (B)                                             3,700              72
   Black Hills                                            1,885              67
   California Water Service Group (B)                     1,400              53
   Centerpoint Energy (B)                                41,600             594
   CH Energy Group                                          900              35
   Cleco                                                  1,200              27
   CMS Energy                                            43,200             585

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Consolidated Edison                                    1,400   $          56
   Constellation Energy Group                             1,100              97
   DPL (B)                                               10,525             270
   Dynegy, Cl A*                                          4,200              33
   El Paso Electric*                                      2,000              43
   Empire District Electric (B)                          11,431             232
   Energen                                               11,000             685
   EnergySouth                                              800              42
   Equitable Resources                                   16,254             957
   Idacorp (B)                                            1,600              51
   Integrys Energy Group                                 10,422             486
   ITC Holdings                                           8,384             436
   Laclede Group                                          2,875             102
   MDU Resources Group                                   20,600             506
   MGE Energy (B)                                         3,000             102
   National Fuel Gas                                      2,400             113
   New Jersey Resources*                                  1,350              42
   Nicor (B)                                              7,200             241
   NiSource                                              34,600             597
   Northeast Utilities                                    4,000              98
   Northwest Natural Gas                                  1,300              57
   NorthWestern                                          17,025             415
   NRG Energy (B)*                                        9,360             365
   Oneok                                                  5,150             230
   Ormat Technologies                                    17,425             749
   Otter Tail (B)                                         2,200              78
   Pepco Holdings                                           500              12
   Pinnacle West Capital (B)                             19,300             677
   PNM Resources                                          7,052              88
   Portland General Electric                              1,470              33
   PPL                                                    2,600             119
   Puget Energy                                          16,000             414
   Reliant Energy (B)*                                   17,038             403
   SCANA                                                 10,047             368
   Sempra Energy                                          2,900             155
   Southern Union                                        23,900             556
   Southwest Gas (B)                                     12,850             359
   TECO Energy                                           31,100             496
   UGI                                                   35,000             872
   UIL Holdings                                           1,533              46
   Unisource Energy                                         443              10
   Vectren                                               14,600             392
   Westar Energy                                         21,600             492
   WGL Holdings                                           1,100              35
   Wisconsin Energy                                      10,000             440
                                                                  -------------
                                                                         15,042
                                                                  -------------
Total Common Stock
   (Cost $333,403) ($ Thousands)                                        341,459
                                                                  -------------


--------------------------------------------------------------------------------
80         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

                                                      Number of
                                                       Warrants
                                                   ------------

WARRANT -- 0.0%
   Washington Mutual (D)*                               116,700   $          40
                                                                  -------------
Total Warrant
   (Cost $27) ($ Thousands)                                                  40
                                                                  -------------

                                                      Number of
                                                         Rights
                                                   ------------

RIGHTS -- 0.0%
   Ares Capital, Expires 04/21/08                         2,833               2
   FX Real Estate And Entertainment,
     Expires 04/11/08 (B)                                    60              --
   MCGC Capital, Expires 04/18/08                         4,214               4
                                                                  -------------
Total Rights
   (Cost --) ($ Thousands)                                                    6
                                                                  -------------
CASH EQUIVALENTS**++ -- 36.4%
   SEI Daily Income Trust, Prime Obligation Fund,
     Cl A, 3.190%                                     7,573,665           7,574
   SEI Liquidity Fund L.P., 3.200%(C)               119,508,640         119,509
                                                                  -------------
Total Cash Equivalents
   (Cost $127,083) ($ Thousands)                                        127,083
                                                                  -------------

U.S. TREASURY OBLIGATION (A) (E) -- 0.3%
   U.S. Treasury Bill
      2.167%, 05/22/08                             $      1,066           1,064
                                                                  -------------
Total U.S. Treasury Obligation
   (Cost $1,063) ($ Thousands)                                            1,064
                                                                  -------------
Total Investments -- 134.5%
   (Cost $461,576) ($ Thousands)                                  $     469,652
                                                                  =============

A summary of the open futures contracts held by the Fund at March 31, 2008, is as follows (see Note 2 in Notes to Financial Statements):

--------------------------------------------------------------------------------
                                 NUMBER OF                           UNREALIZED
TYPE OF                          CONTRACTS     EXPIRATION          APPRECIATION
CONTRACT                      LONG (SHORT)           DATE         ($ THOUSANDS)
--------------------------------------------------------------------------------
S&P Mid 400 Index E-MINI                54       Jun-2008         $          86
Russell 2000 Index E-MINI               64       Jun-2008                   166
                                                                  -------------
                                                                  $         252
                                                                  =============

Percentages are based on Net Assets of $349,108 ($ Thousands).

*     Non-Income Producing Security.

**    Rate shown is the 7-day effective yield as of March 31, 2008.

+     Real Estate Investment Trust.

++    Investment in Affiliated Security (see Note 3).

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B) This security or a partial position of this security is on loan at March 31, 2008 (see Note 7). The total value of securities on loan at March 31, 2008 was $116,949 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan (see Note 7). The total value of such securities as of March 31, 2008 was $119,509 ($ Thousands).

(D)   This warrant does not have a strike price or expiration date.

(E)   The rate reported is the effective yield at time of purchase.

(F) This security is considered illiquid and restricted. The total value of such securities as of March 31, 2008 was $239 ($ Thousands) and represented 0.07% of Net Assets.

(G) Security fair valued using methods determined in good faith by the valuation committee of the Board of Trustees. The total value of such securities as of March 31, 2008 was $239 ($ Thousands) and represented 0.07% of Net Assets.

ADR -- American Depositary Receipt
Cl -- Class
LLC -- Limited Liability Company
L.P. -- Limited Partnership
PIPE -- Private Investment in Public Entity
Ser -- Series

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008         81

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Diversified Alpha Fund
March 31, 2008
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS#:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Financials                                                                14.2%
Industrials                                                               11.3%
Information Technology                                                    11.3%
U.S. Government Agency Obligations                                        10.1%
Health Care                                                                9.0%
Consumer Discretionary                                                     8.0%
Energy                                                                     7.0%
Materials                                                                  6.3%
Short-Term Investment                                                      6.3%
Mortgage-Backed Securities                                                 4.5%
Asset-Backed Securities                                                    3.8%
Utilities                                                                  3.5%
Consumer Staples                                                           2.6%
Telecommunication Services                                                 1.4%
U.S. Treasury Obligations                                                  0.5%
Convertible Bond                                                           0.2%
Purchased Option                                                           0.0%
Warrants                                                                   0.0%
Rights                                                                     0.0%

#     Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 86.8%

CONSUMER DISCRETIONARY -- 9.3%
   1-800-FLOWERS.COM, Cl A*                               6,300   $          54
   Abercrombie & Fitch, Cl A                              1,235              90
   Advance Auto Parts                                     3,046             104
   Aeropostale (C)*                                       2,850              77
   Aftermarket Technology*                                3,000              58
   American Eagle Outfitters                                800              14
   Amerigon*                                              2,900              43
   AnnTaylor Stores*                                      7,939             192
   Autoliv                                                2,700             136
   Bally Technologies*                                    2,382              82
   Big Lots (C)*                                          7,953             177
   Black & Decker                                         1,138              75
   Blyth*                                                 1,300              26
   BorgWarner (C)                                         6,148             265
   Brown Shoe (C)                                         6,109              92
   Brunswick                                              2,000              32
   Buckle (C)                                               500              22
   Burger King Holdings                                   4,800             133
   Callaway Golf                                         13,356             196
   Capella Education*                                     1,391              76
   Career Education*                                      6,488              83
   Carmike Cinemas                                        2,200              23
   Carrols Restaurant Group*                              1,600              14
   Casual Male Retail Group*                             40,000             168
   Cato, Cl A                                            12,000             179
   CBRL Group                                             1,721              62
   CEC Entertainment*                                     7,841             226
   Central European Media Enterprises,
      Cl A*                                                 775              66
   Charming Shoppes*                                     37,600             182
   Chipotle Mexican Grill, Cl A*                            275              31

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Christopher & Banks                                    4,400   $          44
   Cinemark Holdings                                      5,762              74
   Cooper Tire & Rubber (C)                              14,586             218
   Corinthian Colleges*                                     685               5
   CROCS*                                                 1,650              29
   CSK Auto*                                                 15              --
   Deckers Outdoor*                                         200              22
   Denny's*                                               5,375              16
   DeVry                                                  2,134              89
   DISH Network, Cl A*                                    3,600             103
   Dollar Tree*                                           6,000             166
   Dover Downs Gaming &
      Entertainment (C)                                   2,700              23
   DreamWorks Animation SKG, Cl A*                        8,809             227
   Drew Industries (C)*                                   2,800              69
   DSW, Cl A*                                            13,000             168
   Eastman Kodak                                          2,505              44
   Eddie Bauer Holdings*                                 28,700             112
   Entercom Communications, Cl A                          7,444              74
   Entravision Communications, Cl A*                     10,473              70
   Expedia*                                                 950              21
   Family Dollar Stores                                   5,500             107
   Fossil*                                                4,744             145
   FTD Group                                              8,500             114
   Furniture Brands International                         6,870              80
   G-III Apparel Group*                                   4,500              60
   Gaiam, Cl A*                                           2,192              38
   GameStop, Cl A*                                        3,600             186
   Getty Images*                                          1,455              47
   Gildan Activewear*                                     3,500             131
   Global Sources (C)*                                    3,850              57
   Goodyear Tire & Rubber*                                6,762             174
   Group 1 Automotive                                     5,000             117
   Hanesbrands*                                           4,500             131
   Harman International Industries                          515              22
   Harris Interactive*                                    7,300              20
   Hasbro (C)                                            13,269             370
   Heelys*                                                3,400              15
   Hooker Furniture                                       1,700              38
   IAC/InterActive*                                       5,450             113
   Interactive Data (C)                                   4,189             119
   iRobot*                                                1,100              19
   ITT Educational Services*                                930              43
   Jarden*                                                3,180              69
   JOS A Bank Clothiers (C)*                              5,000             103
   Lear (C)*                                              6,300             163
   Lennar, Cl A                                           3,400              64
   Lennar, Cl B                                             200               3
   Lin TV, Cl A*                                          1,889              18
   LKQ*                                                   1,400              31
   Lodgian*                                               1,600              18
   Matthews International, Cl A*                          1,914              92
   Media General, Cl A                                    3,000              42
   Meredith (C)                                           2,765             106


--------------------------------------------------------------------------------
82         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Monaco Coach                                           1,418   $          13
   Morningstar*                                             275              17
   NetFlix*                                               5,675             197
   NexCen Brands*                                         1,700               6
   Nexstar Broadcasting Group, Cl A*                      1,600               9
   NutriSystem*                                           1,567              24
   NVR*                                                     169             101
   O'Charleys                                             3,148              36
   OfficeMax                                              3,900              75
   Orbitz Worldwide*                                      9,300              64
   Penn National Gaming*                                  7,795             341
   Perry Ellis International (C)*                         3,200              70
   Playboy Enterprises, Cl B*                             1,494              12
   priceline.com*                                         1,300             157
   RadioShack                                            12,486             203
   RC2*                                                   1,700              36
   RCN                                                    9,800             110
   Regal Entertainment Group, Cl A (C)                    7,600             147
   Regis                                                  8,700             239
   Rent-A-Center*                                         2,315              42
   Retail Ventures*                                      21,500             104
   Sally Beauty Holdings*                                13,547              93
   Sauer-Danfoss                                          1,855              41
   Scholastic*                                            3,883             118
   Sealy                                                  1,925              15
   Snap-On                                                  800              41
   Sotheby's                                                800              23
   Speedway Motorsports                                   2,673              67
   Stamps.com*                                            7,200              74
   Standard-Pacific                                      27,925             136
   Sturm Ruger*                                           3,600              30
   Syntax-Brillian*                                      13,400              13
   Talbots                                                4,395              47
   Tecnisa (Brazil)*                                     39,000             178
   Thor Industries                                        2,202              66
   Thunderbird Resorts PIPE (D) (H)*                     15,300             138
   Thunderbird Resorts PIPE (D) (G) (H)*                  1,700              15
   True Religion Apparel*                                 8,000             148
   TRW Automotive Holdings*                               2,100              49
   Tupperware Brands (C)*                                 7,000             271
   Under Armour, Cl A*                                      350              13
   Universal Electronics*                                   100               2
   Visteon*                                               3,825              14
   Warnaco Group*                                         1,265              50
   WMS Industries (C)*                                      850              31
   Zumiez*                                                1,000              16
                                                                  --------------
                                                                         11,099
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 3.0%
   American Oriental Bioengineering*                      6,575   $          53
   Andersons                                                380              17
   Asiatic Development (Malaysia)*                       87,000             229
   Avon Products                                          3,115             123
   BJ's Wholesale Club*                                   2,895             103
   Bunge                                                    460              40
   Casey's General Stores                                 3,419              77
   Central Garden and Pet, Cl A*                          3,295              15
   Chiquita Brands International*                         4,948             114
   Church & Dwight                                        1,980             107
   Coca-Cola Enterprises                                    600              15
   Constellation Brands, Cl A*                            3,861              68
   Corn Products International                            3,358             125
   Cosan SA Industria e Comercio
      (Brazil)*                                          18,700             276
   Darling International*                                13,793             179
   Energizer Holdings*                                    1,406             127
   Fresh Del Monte Produce                                3,473             126
   Great Atlantic & Pacific Tea*                          2,291              60
   Hansen Natural*                                        1,300              46
   Hormel Foods                                           1,862              78
   Lance                                                 13,400             263
   Loews - Carolina Group                                 2,780             202
   Longs Drug Stores (C)                                  6,980             296
   Molson Coors Brewing, Cl B (C)                         4,015             211
   Nash Finch (C)                                           700              24
   NBTY (C)*                                              3,671             110
   Pepsi Bottling Group                                   2,500              85
   Pilgrim's Pride                                        3,464              70
   Ralcorp Holdings*                                      1,605              93
   Ruddick                                                  678              25
   Smithfield Foods*                                      4,760             123
   Tyson Foods, Cl A                                         18              --
   Universal (C)                                          1,985             130
   WD-40                                                  1,595              53
                                                                  --------------
                                                                          3,663
                                                                  --------------
ENERGY -- 8.2%
   Arena Resources*                                         400              16
   Alon USA Energy                                        1,130              17
   Approach Resources*                                   10,200             160
   Arch Coal                                                215               9
   Arlington Tankers                                     11,200             235
   ATP Oil & Gas*                                         2,630              86
   Basic Energy Services*                                10,800             238
   Bois d'Arc Energy (C)*                                 9,337             201
   BPZ Energy PIPE (D) (H)*                              12,800             278
   BPZ Resources*                                         5,450             118
   Bronco Drilling*                                       2,800              45
   Callon Petroleum*                                      1,305              24
   Cameron International*                                 1,650              69


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008         83

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Carrizo Oil & Gas*                                     2,900   $         172
   Cimarex Energy                                         5,951             326
   Complete Production Services*                         10,700             245
   Comstock Resources (C)*                                8,573             346
   Crosstex Energy                                        1,015              34
   Denbury Resources*                                     4,000             114
   Dresser-Rand Group*                                    2,345              72
   Dril-Quip*                                             1,499              70
   Encore Acquisition*                                    3,400             137
   Energy Partners*                                      21,200             201
   ENSCO International                                    1,100              69
   Exterran Holdings*                                     3,080             199
   FMC Technologies*                                      3,559             203
   Forest Oil*                                            1,600              78
   Foundation Coal Holdings                               5,334             268
   Frontier Oil                                           5,600             153
   GMX Resources*                                           550              19
   Grant Prideco*                                           250              12
   Helix Energy Solutions Group*                          1,350              43
   Helmerich & Payne                                      5,200             244
   Hercules Offshore*                                     9,100             229
   Holly                                                  3,879             168
   Hugoton Royalty Trust*                                 2,150              59
   Infinity Bio-Energy*                                  52,500             231
   International Coal Group*                             10,660              68
   ION Geophysical*                                       5,787              80
   Kinder Morgan Management LLC*                          1,195              61
   Lufkin Industries                                      1,548              99
   Mariner Energy*                                        6,170             167
   Massey Energy                                          6,038             220
   Matrix Service (C)*                                    9,287             160
   McMoRan Exploration*                                   1,160              20
   Newfield Exploration*                                  1,550              82
   Oceaneering International*                             1,275              80
   Oilsands Quest*                                       30,700             121
   Oilsands Quest PIPE (D) (H)*                           3,500              14
   OPTI Canada (Canada)*                                 13,800             233
   PetroHawk Energy*                                      6,652             134
   Petroleum Development*                                 1,250              87
   Plains Exploration & Production*                       1,100              58
   Quicksilver Resources*                                   800              29
   Rentech*                                              82,100              73
   Rosetta Resources (C)*                                 3,700              73
   Rowan                                                  2,602             107
   SEACOR Holdings (C)*                                   1,950             166
   StealthGas                                            13,000             202
   Stone Energy*                                          3,383             177
   Superior Energy Services*                              4,038             160
   Superior Well Services*                                8,500             186
   Swift Energy (C)*                                      8,075             363
   Synenco Energy, Cl A (Canada)*                        37,340             264
   Tesoro                                                 1,470              44
   Tetra Technologies*                                    2,150              34
   Tidewater (C)                                          1,180              65

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Transmontaigne Partners L.P.                             325   $           9
   Unit*                                                  8,914             505
   Uranium One (Canada)*                                 15,500              51
   W&T Offshore                                           7,819             267
   Whiting Petroleum*                                     1,747             113
   Williams                                               1,740              57
                                                                  --------------
                                                                          9,817
                                                                  --------------
FINANCIALS -- 16.5%
   Alesco Financial                                       5,800              17
   Alexander's+*                                            100              35
   Alexandria Real Estate Equities+                       1,180             109
   AllianceBernstein Holding L.P.                           285              18
   AMB Property+                                            947              52
   American Financial Group (C)                          11,091             284
   American Physicians Capital                              800              37
   Amtrust Financial Services (C)                         8,005             130
   Annaly Capital Management+ (C)                        41,548             637
   Anworth Mortgage Asset+                               39,163             240
   AON                                                    6,185             249
   Apollo Investment                                      2,439              39
   Arch Capital Group*                                    3,280             225
   Ares Capital                                           1,061              13
   Ashford Hospitality Trust+                             1,700              10
   Aspen Insurance Holdings                               1,700              45
   Associated Banc                                        6,450             172
   Assurant                                               3,055             186
   Assured Guaranty (C)                                  10,982             261
   Asta Funding                                           1,200              17
   Astoria Financial                                      4,700             128
   Axis Capital Holdings                                  4,300             146
   Bancorp*                                               4,600              56
   Bancorpsouth                                           3,919              91
   Bank of Hawaii                                         1,200              59
   BankAtlantic Bancorp, Cl A                             8,000              31
   BankUnited Financial, Cl A (C)                        11,941              60
   Berkshire Hills Bancorp                                1,000              25
   BlackRock                                                870             178
   Brasil Brokers Participacoes (Brazil)*                   200             140
   Calamos Asset Management, Cl A                         8,323             136
   Canaccord Capital (Canada)                            12,100             116
   Capital Trust, Cl A+                                     105               3
   CapitalSource+                                         1,082              10
   Capitol Federal Financial                              2,200              82
   Capstead Mortgage+                                    18,200             207
   Cash America International (C)                         5,913             215
   Cathay General Bancorp                                 3,784              78
   Centerline Holding L.P.                                  100              --
   Central Pacific Financial                              6,554             124
   Chimera Investment*                                    9,851             121
   Citizens Republic Bancorp                             10,358             129
   City Bank (C)                                            965              22
   City Holding (C)                                       1,700              68


--------------------------------------------------------------------------------
84         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   CME Group                                                390   $         183
   CNA Surety*                                            5,465              84
   Colonial BancGroup                                    17,074             164
   Colonial Properties Trust+                             4,700             113
   Commerce Bancshares                                    1,943              82
   Companhia Brasileira de
      Desenvolvimento Imobiliario
      Turistico (Brazil)*                                   500             213
   Countrywide Financial                                 11,870              65
   Cullen/Frost Bankers                                   1,500              80
   Darwin Professional
      Underwriters (C)*                                   1,000              23
   Delphi Financial Group, Cl A                           2,879              84
   DiamondRock Hospitality+ (C)                           4,600              58
   Digital Realty Trust+                                    362              13
   Dime Community Bancshares                             10,467             183
   Discover Financial Services                            3,900              64
   Dollar Financial*                                     16,300             375
   Downey Financial (C)                                   2,430              45
   Dundee (Canada)+*                                      1,000              32
   Dundee (Canada)+                                       2,600              82
   DuPont Fabros Technology                               9,015             149
   E*Trade Financial*                                    17,393              67
   East West Bancorp (C)                                  2,179              39
   Eaton Vance (C)                                       11,552             352
   Education Realty Trust+                                  900              11
   EMC Insurance Group                                    2,015              54
   Entertainment Properties Trust+ (C)                    1,400              69
   Evercore Partners, Cl A (C)                            9,800             174
   Ezcorp, Cl A (C)*                                      8,200             101
   Federated Investors, Cl B                              7,239             283
   Fidelity National Financial, Cl A                      2,870              53
   First Community Bancorp                                6,473             174
   First Industrial Realty Trust+ (C)                     3,700             114
   First Marblehead (C)                                   1,600              12
   First Midwest Bancorp                                  8,890             247
   FirstFed Financial (C)*                                5,643             153
   FirstMerit                                             3,015              62
   GAMCO Investors, Cl A (C)                                600              30
   General Shopping Brasil (Brazil)*                     24,400             187
   GFI Group*                                             1,800             103
   Gluskin Sheff + Associates
      (Canada)*                                           9,500             185
   GMP Capital Trust (Canada)                             8,400             137
   Gramercy Capital+                                        191               4
   Greenhill                                              1,545             107
   Grubb & Ellis*                                        34,500             237
   Grubb & Ellis Realty Advisors*                        31,800             193
   Hallmark Financial Services*                           1,200              13
   Hancock Holding                                        4,415             186
   Hanmi Financial                                        3,650              27
   Hanover Insurance Group                                5,420             223
   HCP+                                                   8,350             282
   Health Care+                                           8,176             369

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Hersha Hospitality Trust+ (C)                         25,800   $         233
   Highbury Financial Units*                             13,600              45
   Hospitality Properties Trust+ (C)                      4,000             136
   Huntington Bancshares                                  6,199              67
   Independent Bank                                       1,100              33
   IndyMac Bancorp                                       14,481              72
   IntercontinentalExchange*                                680              89
   Investment Technology Group*                           2,018              93
   Investors Real Estate Trust+                          29,565             289
   Janus Capital Group                                    4,479             104
   Jones Lang LaSalle (C)                                   500              39
   Kansas City Life Insurance                             2,900             139
   Kilroy Realty+                                         1,500              74
   Knight Capital Group, Cl A*                           10,695             174
   Lazard L.P., Cl A                                      3,650             139
   Legg Mason                                               330              18
   Leucadia National                                        650              29
   Lexington Realty Trust+                                7,600             110
   Life Partners Holdings                                   900              17
   LTC Properties+                                        2,600              67
   Marsh & McLennan                                      10,215             249
   Medical Properties Trust+                              6,751              76
   MFA Mortgage Investments+                             41,395             261
   MGIC Investment                                          325               3
   NASDAQ Stock Market*                                   2,849             110
   National Financial Partners                            3,385              76
   National Interstate                                      700              16
   National Penn Bancshares                               2,728              50
   National Retail Properties+ (C)                        5,929             131
   Nationwide Health Properties+                            572              19
   Navigators Group (C)*                                  3,175             173
   New York Community Bancorp                            26,000             474
   NorthStar Realty Finance+ (C)                         10,700              87
   NYSE Euronext                                            820              51
   Omega Healthcare Investors+                           13,426             233
   optionsXpress Holdings                                 6,183             128
   Oriental Financial Group                               5,200             103
   Parkway Properties+                                      900              33
   Pennsylvania Real Estate Investment
      Trust+                                                700              17
   People's United Financial                              1,465              25
   PFF Bancorp                                            9,214              77
   Philadelphia Consolidated
      Holding (C)*                                        1,124              36
   Platinum Underwriters Holdings                         5,864             190
   PMA Capital, Cl A*                                     3,100              26
   PMI Group (C)                                          6,600              38
   Preferred Bank                                           143               2
   Prologis+                                              1,500              88
   Provident New York Bancorp                             3,400              46
   Public Storage+                                        1,850             164
   RAIT Financial Trust+                                 12,647              88
   Ram Holdings*                                         10,700              24
   Raymond James Financial                                3,824              88


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008         85

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Rayonier+                                              5,931   $         258
   Realty Income+                                         8,830             226
   Resource Capital+                                      4,600              35
   Safeco                                                 1,100              48
   Sandy Spring Bancorp                                   1,500              41
   SCBT Financial                                           700              24
   SeaBright Insurance Holdings*                          2,400              35
   Sierra Bancorp (C)                                       600              13
   South Financial Group                                  4,929              73
   Southside Bancshares                                     700              17
   Sovereign Bancorp                                      9,300              87
   St. Joe                                                9,185             394
   Stancorp Financial Group                               2,100             100
   Stifel Financial*                                      2,425             109
   Sun Bancorp*                                             100               1
   SVB Financial Group (C)*                               3,500             153
   SWS Group                                              2,000              24
   T. Rowe Price Group                                      795              40
   TD Ameritrade Holding*                                 5,130              85
   Texas Capital Bancshares*                              4,226              71
   Titanium Asset*                                       13,400              75
   TradeStation Group*                                    6,163              53
   Transatlantic Holdings                                 2,612             173
   Trustmark                                              6,387             142
   UCBH Holdings                                          7,016              54
   Uranium Participation (Canada)*                        2,400              23
   Uranium Participation (Canada) (G)*                    2,600              24
   Value Creation (Canada)*                               8,040              79
   Ventas+                                                2,729             123
   Waddell & Reed Financial, Cl A                         1,374              44
   Washington Federal                                     7,260             166
   Webster Financial                                      2,100              59
   World Acceptance (C)*                                 13,215             421
   WR Berkley (C)                                           600              17
                                                                  --------------
                                                                         19,777
                                                                  --------------
HEALTH CARE -- 10.5%
   Adolor*                                                6,000              27
   Affymax (C)*                                           1,000              14
   Air Methods*                                           1,336              65
   Alexza Pharmaceuticals*                                  700               5
   Align Technology*                                      2,155              24
   Alnylam Pharmaceuticals*                               2,300              56
   Alpharma, Cl A*                                          570              15
   AMERIGROUP*                                            3,601              98
   Amsurg*                                               10,500             249
   Analogic*                                                435              29
   Applera -- Applied Biosystems
      Group (C)                                             600              20
   Applera -- Celera Group*                               1,000              15
   Arena Pharmaceuticals*                                30,300             207
   Ariad Pharmaceuticals*                                50,100             169
   Array Biopharma (C)*                                   3,500              25

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   BioScrip*                                             10,638   $          72
   Caraco Pharmaceutical Laboratories*                    4,735              85
   Centene (C)*                                          10,525             147
   Cephalon (C)*                                          1,340              86
   Charles River Laboratories
      International*                                      2,100             124
   Chemed                                                 1,725              73
   Chindex International*                                   220               8
   Computer Programs & Systems                              445               9
   Conmed (C)*                                            3,900             100
   Cooper                                                   995              34
   Corvel*                                                  370              11
   Covance*                                               2,650             220
   CryoLife*                                              1,300              12
   Cubist Pharmaceuticals (C)*                            5,715             105
   CV Therapeutics*                                      34,300             245
   Cyberonics*                                              700              10
   Cynosure, Cl A (C)*                                    3,400              72
   DaVita*                                                1,254              60
   Dentsply International                                 6,528             252
   Eclipsys*                                              6,447             126
   Edwards Lifesciences*                                    800              36
   Emergency Medical Services, Cl A*                      1,100              27
   Emergent Biosolutions (C)*                             2,200              20
   Encysive Pharmaceuticals*                            111,000             261
   Endo Pharmaceuticals Holdings (C)*                    18,604             445
   eResearchTechnology*                                   7,375              92
   Exelixis (C)*                                         40,300             280
   Express Scripts*                                       2,475             159
   Forest Laboratories (C)*                               3,050             122
   Genzyme*                                               2,855             213
   GTx (C)*                                               2,300              37
   Health Net (C)*                                        9,958             307
   HealthExtras*                                          3,027              75
   Healthways*                                            1,467              52
   Henry Schein*                                            706              40
   Hillenbrand Industries                                 1,000              48
   HLTH*                                                    550               5
   HMS Holdings*                                          3,179              91
   Hologic*                                               2,273             126
   Human Genome Sciences*                                46,700             275
   Illumina*                                                275              21
   Immunomedics*                                          2,550               7
   IMS Health                                             3,800              80
   Incyte*                                               28,100             295
   InterMune (C)*                                         3,000              44
   Intuitive Surgical*                                    1,790             581
   Inverness Medical Innovations*                         1,075              32
   Invitrogen*                                            1,431             122
   Javelin Pharmaceuticals*                               3,200               9
   Kendle International*                                  2,047              92
   Kensey Nash*                                           1,553              45
   Keryx Biopharmaceuticals*                              2,400               1


--------------------------------------------------------------------------------
86         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Kindred Healthcare*                                    3,876   $          85
   Kinetic Concepts (C)*                                  5,555             257
   King Pharmaceuticals*                                 20,867             182
   Lincare Holdings (C)*                                  9,637             271
   Magellan Health Services*                              3,242             129
   MannKind*                                              1,600              10
   Martek Biosciences*                                      900              27
   Masimo*                                                1,400              36
   Medical Action Industries*                             1,600              26
   Medicines*                                            10,000             202
   Meridian Bioscience                                    1,500              50
   Micrus Endovascular*                                  10,000             124
   Molina Healthcare*                                     2,048              50
   Neurocrine Biosciences*                                4,300              23
   Odyssey HealthCare*                                   25,400             229
   Omnicell*                                              1,045              21
   Orthofix International*                                  395              16
   OSI Pharmaceuticals (C)*                               5,748             215
   Owens & Minor                                          4,140             163
   Par Pharmaceutical*                                    1,015              18
   Parexel International*                                 1,200              31
   Patterson*                                             4,085             148
   Pediatrix Medical Group*                               1,300              88
   Penwest Pharmaceuticals*                               2,400               6
   PerkinElmer                                            8,573             208
   Perrigo                                                2,829             107
   Pharmaceutical Product Development                     2,900             121
   PharmaNet Development Group (C)*                       2,052              52
   Pozen (C)*                                             1,300              13
   Profarma Distribuidora de Produtos
      Farmaceuticos (Brazil)*                            12,400             208
   Quidel*                                                8,924             143
   Regeneron Pharmaceuticals*                             1,600              31
   Repligen*                                                500               2
   Resmed*                                                2,935             124
   Rigel Pharmaceuticals*                                13,400             250
   Sciele Pharma (C)*                                     9,603             187
   Sepracor*                                                325               6
   Sirona Dental Systems (C)*                             8,275             223
   Somanetics*                                            3,056              48
   SonoSite*                                                100               3
   Sun Healthcare Group*                                  3,400              45
   Synta Pharmaceuticals*                                 2,300              19
   Techne (C)*                                              400              27
   Universal American*                                    4,587              49
   Universal Health Services, Cl B                        5,836             313
   Varian*                                                  400              23
   Vertex Pharmaceuticals (C)*                            4,375             104
   Viropharma (C)*                                       12,218             109
   Vivus*                                                 8,600              52
   Warner Chilcott, Cl A (C)*                             7,300             131
   Waters (C)*                                            6,010             335

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Watson Pharmaceuticals (C)*                           11,368   $         333
   WellCare Health Plans (C)*                               250              10
                                                                  --------------
                                                                         12,592
                                                                  --------------
INDUSTRIALS -- 13.1%
   ABX Holdings*                                          3,165               9
   Actuant, Cl A                                         10,415             315
   Acuity Brands (C)                                      2,900             125
   Administaff                                              100               2
   Advisory Board*                                        1,557              85
   AGCO (C)*                                             11,539             691
   Albany International, Cl A                             1,680              61
   Alexander & Baldwin                                    1,410              61
   Allegiant Travel*                                      3,040              80
   Allen-Vanguard (Canada)*                              40,000             133
   Alliant Techsystems*                                   2,145             222
   Allied Waste Industries (C)*                          17,674             191
   Amerco*                                                  287              16
   American Commercial Lines*                             2,930              46
   American Science & Engineering                         1,503              82
   AMR (C)*                                               2,604              23
   AO Smith                                               2,820              93
   Apogee Enterprises (C)                                 7,200             111
   Applied Industrial Technologies                        3,071              92
   BE Aerospace*                                          2,355              82
   Belden                                                 3,052             108
   Blount International*                                  1,375              17
   Briggs & Stratton                                     11,895             213
   Brink's                                                    8               1
   Bucyrus International, Cl A                              550              56
   Ceradyne (C)*                                            600              19
   Chart Industries*                                      2,773              94
   ChoicePoint*                                             895              43
   Columbus McKinnon*                                     4,400             136
   Comfort Systems USA                                    7,800             101
   COMSYS IT Partners (C)*                                2,800              24
   Corrections of America*                                8,668             239
   CRA International*                                     5,250             169
   Crane                                                  5,074             205
   Cubic                                                  3,500              99
   Curtiss-Wright                                         3,711             154
   Deluxe (C)                                             4,147              80
   DRS Technologies                                       4,242             247
   Dun & Bradstreet                                       4,355             354
   EMCOR Group (C)*                                       8,760             195
   Ennis Business Forms                                     700              12
   EnPro Industries (C)*                                  4,200             131
   Equifax                                                4,325             149
   ESCO Technologies*                                       975              39
   Esterline Technologies*                                2,402             121
   First Solar*                                           1,014             234


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008         87

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Fluor                                                    410   $          58
   Force Protection*                                     27,200              55
   FreightCar America                                       955              33
   Gardner Denver (C)*                                    5,600             208
   GenCorp*                                               6,900              71
   General Cable*                                         1,495              88
   Geo Group*                                             5,161             147
   Goodrich                                               1,450              83
   GrafTech International (C)*                           14,996             243
   H&E Equipment Services*                               12,880             162
   Hardinge                                                 200               3
   Harsco (C)                                             2,600             144
   Heidrick & Struggles
      International (C)*                                  2,100              68
   Herman Miller (C)                                      2,482              61
   Hertz Global Holdings (C)*                            11,700             141
   HNI                                                    2,184              59
   Honeywell International                                1,180              67
   Hubbell, Cl A                                            318              15
   Hubbell, Cl B                                          1,845              81
   IKON Office Solutions                                  5,700              43
   Ingersoll-Rand, Cl A                                   2,200              98
   Interface, Cl A                                        4,000              56
   Jacobs Engineering Group*                              3,815             281
   JB Hunt Transport Services                             9,000             283
   Joy Global                                               650              42
   Kaman                                                  1,345              38
   Kansas City Southern*                                  3,800             152
   Kennametal                                             1,930              57
   Kirby*                                                 1,095              62
   Ladish*                                                1,300              47
   LB Foster, Cl A*                                       2,070              89
   Lennox International (C)                               2,000              72
   Lincoln Electric Holdings (C)                          2,400             155
   Manitowoc (C)                                          3,800             155
   Manpower                                               1,197              67
   Michael Baker*                                         1,809              41
   Moog, Cl A*                                            3,514             148
   NCI Building Systems*                                  6,200             150
   Nuco2*                                                 2,904              81
   Orion Marine Group*                                   16,500             197
   Oshkosh Truck                                          5,807             211
   Pacer International                                    4,877              80
   Pall                                                   5,839             205
   Pentair                                                2,700              86
   Perini (C)*                                            3,700             134
   Pinnacle Airlines*                                     5,700              50
   PowerSecure International*                               200               2
   Quanta Services*                                       9,810             227
   Regal-Beloit                                             930              34
   Republic Airways Holdings (C)*                         5,500             119
   Republic Services (C)                                  6,415             188
   Robbins & Myers                                        2,690              88
   Rockwell Automation                                      175              10

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Rollins                                                  100   $           2
   RSC Holdings (C)*                                     21,600             235
   Rush Enterprises, Cl A*                                7,012             111
   Rush Enterprises, Cl B*                                1,200              18
   Ryder System                                           8,200             499
   School Specialty*                                        654              21
   Shaw Group*                                            7,607             359
   Skywest                                                5,090             107
   Spirit Aerosystems Holdings, Cl A*                    14,002             311
   SPX                                                      400              42
   Standard Register                                      2,530              20
   Steelcase, Cl A (C)                                    9,300             103
   Sunpower, Cl A*                                        1,475             110
   Superior Essex (C)*                                    3,000              84
   TAL International Group                               10,600             250
   Tecumseh Products, Cl A*                               3,433             105
   Tecumseh Products, Cl B*                               3,703             101
   Teledyne Technologies*                                 4,495             211
   Textainer Group Holdings                              17,500             264
   Thomas & Betts (C)*                                      100               4
   Timken                                                 4,525             134
   Toro                                                     537              22
   Tredegar                                               1,300              24
   Twin Disc                                              1,309              21
   UAP Holding                                            2,690             103
   United Stationers*                                     7,756             370
   United Technologies                                    1,610             111
   Wabtec                                                 6,279             236
   Walter Industries                                        645              40
   Waste Connections*                                     2,285              70
   Watson Wyatt Worldwide, Cl A (C)                       3,200             182
   Werner Enterprises                                     4,586              85
   WESCO International*                                   2,443              89
                                                                  --------------
                                                                         15,739
                                                                  --------------
INFORMATION TECHNOLOGY -- 13.1%
   Activision*                                            5,066             138
   ADC Telecommunications*                               13,616             165
   Advanced Analogic Technologies*                        5,055              28
   Advanced Energy Industries*                            4,062              54
   Advent Software*                                       1,773              76
   Akamai Technologies*                                   4,475             126
   Amkor Technology (C)*                                 13,500             144
   Anaren*                                                3,017              38
   Ariba*                                                 1,300              13
   Arrow Electronics*                                     8,659             291
   Asyst Technologies*                                   33,600             118
   Atmel*                                                95,651             333
   ATMI*                                                    200               6
   Avnet (C)*                                             5,675             186
   Benchmark Electronics*                                10,345             186
   Blackbaud                                                450              11
   Blackboard*                                              725              24


--------------------------------------------------------------------------------
88         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Blue Coat Systems*                                     7,857   $         173
   BMC Software (C)*                                     10,278             334
   Bottomline Technologies*                               1,600              20
   Brightpoint*                                           1,535              13
   Broadridge Financial Solutions (C)                     1,400              25
   Cabot Microelectronics*                                  706              23
   CACI International, Cl A*                                466              21
   Cadence Design Systems (C)*                            7,532              80
   Checkpoint Systems*                                    3,540              95
   Chordiant Software (C)*                                7,900              48
   Ciena*                                                    39               1
   Cirrus Logic*                                          4,540              31
   Citrix Systems*                                        1,995              59
   CMGI*                                                  1,700              23
   CommScope (C)*                                         3,200             111
   Comtech Telecommunications*                              753              29
   Convergys (C)*                                         2,200              33
   Cray*                                                  4,300              26
   Credence Systems*                                     12,797              22
   Cree*                                                    940              26
   CSG Systems International (C)*                         8,015              91
   CTS (C)                                                2,720              29
   Cymer*                                                   565              15
   Cypress Semiconductor*                                 4,967             117
   Diebold                                                2,875             108
   Digital River*                                         2,971              92
   Diodes*                                                8,181             180
   Dolby Laboratories, Cl A*                              3,300             120
   DSP Group*                                            21,500             274
   DST Systems*                                           2,459             162
   Dycom Industries (C)*                                  4,900              59
   Earthlink*                                             7,400              56
   EFJ*                                                  21,000              25
   Electronic Arts*                                       6,275             313
   Electronic Data Systems (C)                            7,700             128
   Electronics for Imaging*                               4,370              65
   Emulex (C)*                                            4,200              68
   Fair Isaac                                             2,708              58
   Flir Systems*                                          2,935              88
   Global Cash Access Holdings*                           2,900              17
   Harris (C)                                             1,800              87
   Harris Stratex Networks, Cl A*                        23,000             231
   Heartland Payment Systems                              3,690              85
   Hewitt Associates, Cl A*                              12,806             509
   Hughes Communications*                                   300              15
   Hutchinson Technology*                                 8,200             130
   Imation                                               10,800             246
   Integrated Device Technology (C)*                     29,868             267
   Interactive Intelligence*                              2,038              24
   Intermec*                                              1,140              25
   International Rectifier*                                 510              11
   Intersil, Cl A                                           900              23
   Interwoven*                                            4,800              51
   Intuit*                                                5,525             149

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Itron*                                                 1,465   $         132
   IXYS*                                                  3,402              23
   Jack Henry & Associates (C)                            1,700              42
   JDA Software Group*                                   18,287             334
   JDS Uniphase*                                          7,200              96
   Juniper Networks*                                      8,115             203
   Jupitermedia*                                         19,300              40
   Lam Research (C)*                                        300              11
   Lexmark International, Cl A*                           4,586             141
   LSI Logic*                                             8,500              42
   MasTec*                                               26,583             218
   MAXIMUS                                                3,100             114
   McAfee*                                                3,575             118
   MEMC Electronic Materials (C)*                         1,825             129
   Methode Electronics                                    6,500              76
   Mettler Toledo International (C)*                      3,623             352
   Micros Systems*                                        1,864              63
   Microsemi*                                            10,350             236
   MicroStrategy, Cl A*                                   1,530             113
   Microtune*                                             3,610              13
   MIPS Technologies*                                    36,500             145
   Monolithic Power Systems*                              3,785              67
   Move*                                                 35,035             108
   MTS Systems                                            3,449             111
   Multi-Fineline Electronix*                             4,600              86
   National Semiconductor                                 3,574              66
   NCR*                                                   1,475              34
   Net 1 UEPS Technologies*                               5,393             122
   Netgear*                                               3,265              65
   Netlogic Microsystems*                                   320               8
   Network Equipment Technologies*                        6,400              42
   Novatel Wireless*                                     22,000             213
   Nvidia*                                                3,600              71
   ON Semiconductor (C)*                                  4,410              25
   Oplink Communications*                                   700               6
   OSI Systems*                                           4,750             109
   Palm*                                                 33,100             166
   Parametric Technology*                                10,791             172
   Park Electrochemical                                   8,200             212
   Parkervision*                                         18,300             142
   Phoenix Technologies*                                  5,128              80
   Plantronics                                              950              18
   Plexus*                                                6,949             195
   PMC - Sierra*                                         28,300             161
   QLogic*                                               12,900             198
   Radiant Systems*                                       7,193             101
   RealNetworks*                                          2,975              17
   Riverbed Technology*                                     500               7
   Rudolph Technologies*                                 15,500             151
   SAIC*                                                  1,000              19
   SanDisk*                                                 725              16
   Sapient*                                              12,291              86
   Scansource*                                            2,426              88
   Seachange International*                              15,500             109


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008         89

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Seagate Technology                                     7,700   $         161
   Secure Computing*                                     12,745              82
   Sierra Wireless (Canada)*                              4,000              64
   Silicon Laboratories*                                  1,300              41
   Sohu.com*                                              2,600             117
   SonicWALL*                                               523               4
   Standard Microsystems*                                   420              12
   Sun Microsystems*                                      7,131             111
   Switch & Data Facilities*                              1,500              15
   Sybase (C)*                                           10,093             265
   Symyx Technologies*                                    2,945              22
   Synaptics*                                               633              15
   SYNNEX*                                                  785              17
   Synopsys (C)*                                         11,782             268
   Taleo, Cl A*                                           3,096              60
   Technitrol (C)*                                        5,040             117
   Teradata*                                              1,450              32
   TNS (C)                                                5,827             120
   Trina Solar ADR*                                       3,400             105
   Triquint Semiconductor*                               18,526              94
   TTM Technologies*                                     29,381             333
   Varian Semiconductor Equipment
      Associates (C)*                                     1,925              54
   Veeco Instruments*                                     3,690              61
   VeriFone Holdings*                                       650              10
   Viasat*                                                1,544              34
   Vignette*                                              3,600              48
   Vishay Intertechnology (C)*                            7,566              69
   Western Digital (C)*                                  10,800             292
   Zoran*                                                13,896             190
   Zygo*                                                  9,000             112
                                                                  --------------
                                                                         15,685
                                                                  --------------
MATERIALS -- 7.4%
   Airgas                                                 3,858             175
   AK Steel Holding (C)*                                 13,717             746
   Albemarle (C)                                            800              29
   AM Castle                                              2,973              80
   Apex Silver Mines*                                     1,900              23
   Ashland                                                8,925             422
   Brush Engineered Materials*                            1,700              44
   Buckeye Technologies (C)*                             10,100             113
   Cabot                                                  4,655             130
   Calgon Carbon*                                         4,807              72
   Carpenter Technology                                   5,490             307
   Celanese, Ser A (C)                                    4,900             191
   CF Industries Holdings                                 1,572             163
   Commercial Metals                                      3,274              98
   Crown Holdings*                                        4,581             115
   Eastman Chemical                                       1,685             105
   Esmark*                                               13,900             157
   Ferro                                                  4,742              70
   FMC (C)                                                4,600             255

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Frontera Copper (Canada)*                             27,500   $         139
   Glatfelter                                               100               2
   Greif                                                    100               6
   Greif, Cl A                                            5,341             363
   Grupo Simec SAB de CV ADR*                            20,000             223
   HB Fuller                                              6,185             126
   Hecla Mining*                                         14,871             166
   Hercules (C)                                           5,923             108
   Horsehead Holding*                                    20,100             233
   Innophos Holdings                                      1,300              21
   Innospec                                               1,900              40
   Katanga Mining (Canada)*                              14,700             224
   LSB Industries*                                        3,326              49
   Lubrizol                                                 561              31
   Myers Industries                                       9,037             119
   Neenah Paper                                           1,120              29
   NewMarket                                              1,070              81
   Olin                                                   6,200             123
   Olympic Steel                                          5,428             245
   OM Group (C)*                                          4,377             239
   Owens-Illinois*                                       15,405             869
   Packaging of America                                   3,400              76
   Pactiv (C)*                                            6,928             182
   Reliance Steel & Aluminum                              4,893             293
   Rock-Tenn, Cl A (C)                                    7,800             234
   Schnitzer Steel Industries, Cl A                       4,135             294
   Scotts Miracle-Gro, Cl A                               1,000              32
   ShengdaTech*                                           1,500              13
   Sherritt International (Canada)                        9,600             136
   Silgan Holdings                                        1,160              58
   Sonoco Products                                        4,500             129
   Steel Dynamics                                         6,100             202
   Terra Industries*                                      3,500             124
   Texas Industries                                         100               6
   Universal Stainless & Alloy*                           5,500             163
   Western Goldfields*                                   48,000             154
   WR Grace*                                                395               9
                                                                  --------------
                                                                          8,836
                                                                  --------------
TELECOMMUNICATION SERVICES -- 1.6%
   Alaska Communications Systems
      Group                                              16,931             207
   Atlantic Tele-Network (C)                              2,200              74
   Cbeyond*                                                 175               3
   Centennial Communications*                            44,475             263
   CenturyTel (C)                                         3,000             100
   Cincinnati Bell*                                      30,684             131
   Citizens Communications                                3,964              42
   Embarq (C)                                             2,700             108
   Fairpoint Communications                              26,900             243
   FiberTower*                                           10,150              18
   IDT, Cl B*                                               635               2
   Iowa Telecommunications Services                       2,040              36


--------------------------------------------------------------------------------
90         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   iPCS                                                     156   $           4
   Leap Wireless International*                             825              38
   Premiere Global Services (C)*                         14,563             209
   Sierra Wireless*                                       7,000             112
   Syniverse Holdings (C)*                               11,739             196
   Time Warner Telecom, Cl A*                             5,090              79
   US Cellular*                                             400              22
   USA Mobility (C)                                       2,025              14
   Vonage Holdings*                                      21,335              39
                                                                  --------------
                                                                          1,940
                                                                  --------------
UTILITIES -- 4.1%
   AES (C)*                                               9,300             155
   AGL Resources (C)                                      5,196             178
   Alliant Energy                                         3,348             117
   Atmos Energy                                           2,258              58
   Black Hills (C)                                        1,485              53
   Cia de Saneamento de Minas
      Gerais-COPASA (Brazil)*                            10,500             159
   Cleco                                                  9,664             214
   Consolidated Edison                                      835              33
   DPL                                                    4,825             124
   Edison International (C)                               2,100             103
   El Paso Electric (C)*                                  3,200              68
   Empire District Electric                               3,200              65
   Energen (C)                                            7,575             472
   Equitable Resources                                    3,465             204
   Great Plains Energy                                    3,772              93
   Idacorp                                                4,111             132
   Integrys Energy Group                                    232              11
   Laclede Group                                            755              27
   MDU Resources Group                                    1,700              42
   New Jersey Resources*                                  6,001             186
   Northwest Natural Gas                                  3,676             160
   NorthWestern                                           6,925             169
   Oneok                                                  8,666             387
   Ormat Technologies                                       200               9
   Pepco Holdings                                         3,000              74
   PNM Resources                                          1,060              13
   Portland General Electric (C)                            810              18
   Reliant Energy*                                        5,100             121
   SCANA                                                  8,861             324
   Sempra Energy (C)                                      2,400             128
   Southern Union                                         3,844              89
   Southwest Gas                                          1,765              49
   UGI                                                   12,152             303
   Unisource Energy                                         270               6
   Vectren                                                9,872             265
   WGL Holdings                                             780              25
   Wisconsin Energy                                       6,500             286
                                                                  --------------
                                                                          4,920
                                                                  --------------
Total Common Stock
   (Cost $113,492) ($ Thousands)                                        104,068
                                                                  --------------

--------------------------------------------------------------------------------
                                                   Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

                                                      Number of
                                                       Warrants
                                                      ---------

WARRANTS* -- 0.0%

   Grubb & Ellis Realty,
      Expires 02/27/10                                   63,600   $          --
   Oilsands Quest, Expires 12/05/09                       2,250               2
   Rentech (D) (H), Expires 04/25/12                      1,000              --
   Titanium Asset Management,
      Expires 06/21/11                                    8,400              12
                                                                  --------------
Total Warrants
   (Cost $--) ($ Thousands)                                                  14
                                                                  --------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS -- 10.6%

   FHLMC TBA
         6.000%, 04/01/16                         $       2,000           2,057
   FNMA TBA
         6.000%, 04/30/20                                 8,000           8,232
         5.500%, 04/30/22-04/30/35                        1,300           1,382
         5.000%, 04/30/20                                 1,000           1,009
                                                                  --------------
Total U.S. Government Agency
   Mortgage-Backed Obligations
   (Cost $12,567) ($ Thousands)                                          12,680
                                                                  --------------

ASSET-BACKED SECURITIES -- 4.5%

MORTGAGE RELATED SECURITIES -- 1.4%
   GMAC Mortgage Loan Trust,
      Ser 2007-HE1, Cl A2 (E)
         5.621%, 08/25/37                                   216             188
   Home Equity Mortgage Trust,
      Ser 2007-2, Cl 2A1A (E)
         3.285%, 04/30/08                                   403             299
   Novastar Home Equity Loan,
      Ser 2007-1, Cl A2A1 (E)
         2.699%, 04/30/08                                   300             285
   Option One Mortgage Loan Trust,
      Ser 2007-HL1, Cl 2A1 (E)
         2.719%, 04/26/08                                   408             366
   Renaissance Home Equity Loan Trust,
      Ser 2007-1, Cl AV1 (E)
         2.729%, 04/29/08                                   273             262
   Residential Funding Mortgage Securities,
      Ser 2007-HI1, Cl A1 (E)
        5.450%, 03/25/37                                    277             253
                                                                  --------------
                                                                          1,653
                                                                  --------------
OTHER ASSET-BACKED SECURITIES -- 3.1%

   Carrington Mortgage Loan Trust,
      Ser 2007-FRE1, Cl A1 (E)
         2.719%, 04/25/08                                   279             263


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008         91

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                   Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Asset-Backed Certificates,
      Ser 2007-BC1, Cl M1 (E)
         2.849%, 04/30/08                         $         400   $         161
   Credit-Based Asset Servicing,
      Ser 2007-CB4, Cl A1A (E)
         2.689%, 04/27/08                                   406             366
   First Franklin Mortgage Loan Asset,
      Ser 2006-FF12, Cl A2 (E)
         2.639%, 04/25/08                                   149             141
   First Franklin Mortgage Loan Asset,
      Ser 2006-FF14, Cl A2 (E)
         2.659%, 04/25/08                                   378             357
   GSAMP Trust, Ser 2007-HE2,
      Cl A2A (E)
         3.255%, 04/20/08                                   304             283
   Indymac Residential Asset-Backed
      Trust, Ser 2007-A, Cl 2A1 (E)
         2.729%, 04/12/08                                   264             254
   Merrill Lynch Mortgage Investors,
      Ser 2007-HE2, Cl A2A (E)
         2.719%, 04/30/08                                   343             316
   RAAC, Ser 2007-SP1, Cl A1 (E)
         2.749%, 04/10/08                                   273             265
   Residential Asset Securities,
      Ser 2007-KS3, Cl A1A (E)
         2.709%, 04/25/37                                   313             293
   Securitized Asset Backed Receivables
      Trust LLC, Ser 2007-HE1, Cl M1 (E)
         2.849%, 04/30/08                                   500             157
   Structured Asset Investment Loan,
      Ser 2003-BC4, Cl M2 (E)
         5.599%, 04/25/08                                    64              48
   Structured Asset Securities,
      Ser 2007-EQ1, Cl A2 (E)
         2.689%, 04/30/08                                   423             390
   Wells Fargo Home Equity Trust,
      Ser 2007-2, Cl A1 (E)
         2.689%, 04/20/08                                   410             392
                                                                  --------------
                                                                          3,686
                                                                  --------------
Total Asset-Backed Securities
   (Cost $6,384) ($ Thousands)                                            5,339
                                                                  --------------

MORTGAGE-BACKED SECURITIES -- 5.2%

AGENCY MORTGAGE-BACKED OBLIGATIONS -- 0.8%
   FHLMC CMO STRIPS, Ser 232, Cl IO, IO
         5.000%, 08/01/35                                 3,869             840
   FNMA CMO STRIPS, Ser 360, Cl 2, IO
         5.000%, 08/01/35                                   631             137
                                                                  --------------
                                                                            977
                                                                  --------------

--------------------------------------------------------------------------------
                                                   Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 4.4%

   American Home Mortgage Investment
      Trust, Ser 2004-3, Cl 2A (E)
         6.149%, 09/01/08                         $         196   $         162
   American Home Mortgage Investment
      Trust, Ser 2005-1, Cl 4A1 (E)
         4.992%, 04/01/08                                    93              67
   American Home Mortgage Investment
      Trust, Ser 2005-4, Cl 5A (E)
         5.350%, 04/25/08                                   513             436
   Bear Stearns Alternative Trust,
      Ser 2004-12, Cl 2A2 (E)
         6.958%, 04/01/08                                   188             173
   Citigroup Mortgage Loan Trust,
      Ser 2007-AR5, Cl 1A2A (E)
         5.612%, 04/01/08                                   408             415
   Countrywide Home Loans,
      Ser 2007-HYB1, Cl 1A1 (E)
         5.564%, 04/01/08                                   409             386
   Countrywide Home Loans,
      Ser 2007-HYB2, Cl 3A1 (E)
         5.461%, 04/01/08                                    90              68
   GS Mortgage Securities,
      Ser 2007-GG10, Cl A4 (E)
         5.799%, 04/01/08                                   100             100
   Impac Secured Assets CMO Owners
      Trust, Ser 2007-2, Cl 1A1A (E)
         2.709%, 04/29/08                                   349             304
   Impac Secured Assets CMO Owners
      Trust, Ser 2007-3, Cl 1A1A (E)
         2.709%, 04/30/08                                   420             398
   JP Morgan Chase Commercial Mortgage,
      Ser 2006-CB17, Cl A4
         5.429%, 12/12/43                                   200             196
   Lehman XS Trust, Ser 2007-4N,
      Cl 1A1 (E)
         5.450%, 03/25/47                                   318             156
   Merrill Lynch Mortgage Investors,
      Ser 2005-A4, Cl 1A (E)
         5.765%, 04/01/08                                   168             165
   Morgan Stanley Mortgage Loan Trust,
      Ser 2007-11AR, Cl 2A5 (E)
         6.000%, 04/01/08                                    93              60
   Morgan Stanley Mortgage Loan Trust,
      Ser 2007-14AR, Cl 6A1 (E)
         6.487%, 11/25/37                                   545             382
   Structured Adjustable Rate Mortgage
      Loan, Ser 2007-3, Cl 2A1 (E)
         5.971%, 04/01/08                                   456             357


--------------------------------------------------------------------------------
92        SEI Institutional Managed Trust / Semi-Annual Report /  March 31, 2008

--------------------------------------------------------------------------------
                                                   Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Structured Adjustable Rate Mortgage
      Loan, Ser 2007-9, Cl 2A1 (E)
         5.996%, 04/01/08                         $         472   $         435
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2007-HY2, Cl 1A1 (E)
         5.776%, 04/25/37                                   447             320
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2007-HY4, Cl 1A1 (E)
         5.551%, 04/01/08                                   349             329
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2007-HY6, Cl 1A1 (E)
         5.707%, 06/25/37                                   356             336
                                                                  --------------
                                                                          5,245
                                                                  --------------
Total Mortgage-Backed Securities
   (Cost $7,174) ($ Thousands)                                            6,222
                                                                  --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (F) -- 1.1%
   FHLMC
         2.214%, 06/27/08                                   275             274
   FNMA
         4.392%, 04/16/08                                   950             949
         2.360%, 06/23/08                                   125             124
                                                                  --------------
Total U.S. Government Agency Obligations
   (Cost $1,346) ($ Thousands)                                            1,347
                                                                  --------------

CORPORATE OBLIGATION -- 0.0%

FINANCIALS -- 0.0%
   Discover Financial Services (G)
         6.450%, 06/12/17                                    10               9
                                                                  --------------
Total Corporate Obligation
   (Cost $10) ($ Thousands)                                                   9
                                                                  --------------

CONVERTIBLE BOND -- 0.2%

PETROLEUM REFINING -- 0.2%
   Nova Biosource
         10.000%, 09/30/12                                  223             201
                                                                  --------------
Total Convertible Bond
   (Cost $221) ($ Thousands)                                                201
                                                                  --------------

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                             ($ Thousands)/Contracts   ($ Thousands)
--------------------------------------------------------------------------------

                                                      Number of
                                                         Rights
                                                      ---------

RIGHTS -- 0.0%

   Ares Capital, Expires 04/21/08                           354   $          --
   Centerline Holding Preferred,
      Expires 04/04/08                                      100              --
                                                                  --------------
Total Rights (Cost $--) ($ Thousands)                                        --
                                                                  --------------

CASH EQUIVALENT**++ -- 7.3%

   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 3.190%                                    8,796,505           8,797
                                                                  --------------
Total Cash Equivalent
   (Cost $8,797) ($ Thousands)                                            8,797
                                                                  --------------

U.S. TREASURY OBLIGATIONS (A) -- 0.5%

   U. S. Treasury Bills (B)
         3.385%, 06/26/08                         $          30              30
         2.167%, 05/22/08                                   430             429
   U. S. Treasury Bond TIPS
         2.375%, 04/15/11                                   185             199
                                                                  --------------
Total U.S. Treasury Obligations
   (Cost $642) ($ Thousands)                                                658
                                                                  --------------

PURCHASED OPTION -- 0.0%

   U.S. 10-Year Treasury Call,
      July 2008, Expires 06/16/08,
      Strike Price : $95.00*                                  7              48
                                                                  --------------
Total Purchased Option
   (Cost $3) ($ Thousands)                                                   48
                                                                  --------------

Total Investments -- 116.2%
   (Cost $150,636) ($ Thousands)                                  $     139,383
                                                                  ==============

COMMON STOCK SOLD SHORT -- (5.9)%

CONSUMER DISCRETIONARY -- (1.2)%
   99 Cents Only Stores*                                 (4,300)            (43)
   Arctic Cat                                            (3,100)            (23)
   Asbury Automotive Group                               (7,200)            (99)
   Audiovox, Cl A*                                       (1,700)            (18)
   California Coastal Communities*                      (11,846)            (57)
   Century Casinos*                                     (14,571)            (47)
   Coinstar*                                             (4,805)           (135)
   Coldwater Creek*                                      (1,200)             (6)
   CPI                                                     (200)             (4)
   Great Wolf Resorts*                                   (4,800)            (31)
   Group 1 Automotive                                      (900)            (21)
   H&R Block                                             (1,000)            (21)
   K-Swiss, Class A                                      (6,100)            (97)


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008         93

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Lakes Entertainment*                                 (15,666)  $         (69)
   Levitt, Cl A                                         (39,409)            (78)
   Lifetime Brands                                       (3,616)            (32)
   Lithia Motors, Cl A                                   (7,600)            (77)
   Lodgenet Entertainment*                               (2,300)            (14)
   MTR Gaming Group*                                    (13,055)            (91)
   Nordstrom                                             (1,600)            (52)
   Peets Coffee & Tea*                                     (685)            (16)
   Ruth's Chris Steak House*                             (4,362)            (30)
   Sonic Automotive                                      (4,800)            (99)
   Spartan Motors                                          (200)             (2)
   Steinway Musical Instruments*                         (2,300)            (66)
   Superior Industries International                     (3,800)            (79)
   The Steak N Shake*                                      (414)             (3)
   Timberland, Class A*                                  (2,000)            (27)
   Toll Brothers*                                        (5,400)           (127)
   Town Sports International*                            (1,900)            (12)
   Triarc, Cl B                                          (1,613)            (11)
                                                                  --------------
                                                                         (1,487)
                                                                  --------------
CONSUMER STAPLES -- (0.3)%
   Alico                                                 (2,081)            (92)
   Andersons                                             (1,278)            (57)
   Calavo Growers                                        (3,570)            (62)
   MGP Ingredients                                       (3,600)            (25)
   Smithfield Foods*                                     (1,800)            (46)
   Tootsie Roll Industries                               (1,545)            (39)
   Weis Markets                                          (1,900)            (66)
                                                                  --------------
                                                                           (387)
                                                                  --------------
ENERGY -- (0.4)%
   Carbo Ceramics                                        (2,600)           (104)
   Exco Resources*                                       (6,700)           (124)
   Exterran Holdings*                                    (1,200)            (78)
   Oyo Geospace*                                         (1,400)            (64)
   Peabody Energy                                        (1,100)            (56)
   Petroleum Development*                                  (800)            (55)
                                                                  --------------
                                                                           (481)
                                                                  --------------
FINANCIALS -- (1.0)%
   Bankfinancial                                         (4,174)            (66)
   Beneficial Mutual Bancorp*                            (2,100)            (21)
   Cardinal Financial                                    (4,574)            (41)
   Centennial Bank Holdings*                            (12,166)            (76)
   Cousins Properties+                                   (1,300)            (32)
   Cowen Group*                                          (3,300)            (23)
   Deerfield Capital                                       (171)             --
   Dime Community                                          (100)             (2)
   EMC Insurance Group                                   (2,700)            (73)
   Harris & Harris Group*                                (7,798)            (56)
   Independence Holding                                  (6,883)            (82)
   Irwin Financial                                         (100)             (1)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Jefferies Group                                       (5,200)  $         (84)
   KBW*                                                    (700)            (16)
   Nymagic                                               (2,200)            (50)
   Oceanfirst Financial                                  (4,554)            (80)
   Piper Jaffaray*                                       (2,100)            (71)
   Plum Creek Timber+                                    (4,100)           (167)
   State Auto Financial                                    (900)            (26)
   Stewart Information Services                          (5,509)           (154)
   Westfield Financial                                   (4,158)            (41)
                                                                  --------------
                                                                         (1,161)
                                                                  --------------
HEALTH CARE -- (0.8)%
   Abiomed*                                              (3,000)            (39)
   Alpharma, Cl A                                        (4,000)           (105)
   AMAG Pharmaceuticals*                                 (2,600)           (105)
   APP Pharmaceuticals*                                  (2,305)            (28)
   Auxilium Pharmaceuticals*                               (700)            (19)
   Brookdale Senior Living                               (3,100)            (74)
   Cepheid*                                              (2,500)            (61)
   Cross Country*                                        (5,200)            (64)
   Emeritus*                                             (4,707)            (98)
   Enzo Biochem*                                         (6,259)            (57)
   Micrus Endovascular*                                  (3,000)            (37)
   Minrad International*                                (26,545)            (62)
   Mylan                                                 (4,000)            (46)
   Third Wave Technologies*                              (8,764)            (81)
   Vital Images*                                         (3,200)            (47)
   Volcano*                                              (1,000)            (14)
                                                                  --------------
                                                                           (937)
                                                                  --------------
INDUSTRIALS -- (0.6)%
   Baldor Electric                                       (3,300)            (92)
   Coleman Cable*                                        (8,439)            (93)
   Flanders*                                            (11,460)            (70)
   Gehl*                                                 (2,300)            (39)
   Healthcare Services Group                             (4,900)           (101)
   Innovative Solutions & Support*                       (5,484)            (58)
   Insteel Industries                                    (1,200)            (14)
   LMI Aerospace*                                        (3,807)            (74)
   Northwest Pipe*                                       (1,200)            (51)
   Owens Corning*                                        (4,700)            (85)
   Turbochef Technologies*                               (3,300)            (21)
   Universal Forest Products                             (1,700)            (55)
                                                                  --------------
                                                                           (753)
                                                                  --------------
INFORMATION TECHNOLOGY -- (0.8)%
   Agilysys                                              (8,400)            (98)
   Ariba*                                                (7,200)            (70)
   Ditech Networks*                                     (16,733)            (49)
   DTS*                                                  (4,620)           (111)
   Electro Scientific Industries*                        (1,000)            (17)
   Electronic Arts*                                        (300)            (15)


--------------------------------------------------------------------------------
94         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Equinix*                                              (1,200)  $         (80)
   Exar*                                                 (4,100)            (34)
   Liquidity Services*                                   (2,400)            (19)
   LivePerson*                                          (21,672)            (67)
   Micron Technology                                     (9,570)            (57)
   Mosys*                                               (14,671)            (64)
   PDF Solutions*                                        (8,217)            (45)
   Radisys*                                              (3,900)            (39)
   Smith Micro Software*                                 (6,126)            (37)
   SourceForge*                                         (36,551)            (73)
   Switch & Data Facilities*                             (2,000)            (20)
   Symyx Technologies*                                   (4,100)            (31)
   T-HQ*                                                   (800)            (17)
                                                                  --------------
                                                                           (943)
                                                                  --------------
MATERIALS -- (0.3)%
   Balchem, Cl B                                           (100)             (2)
   Deltic Timber                                         (1,236)            (69)
   Esmark*                                                  (58)             (1)
   Idaho General Mines*                                 (10,400)            (83)
   Louisiana-Pacific                                    (10,200)            (94)
   Royal Gold                                            (1,900)            (57)
   Valhi                                                 (1,200)            (28)
   Wausau Paper                                          (4,700)            (39)
   Westlake Chemical                                     (1,700)            (22)
                                                                  --------------
                                                                           (395)
                                                                  --------------
TELECOMMUNICATION SERVICES -- (0.2)%
   Crown Castle International*                             (900)            (31)
   Leap Wireless International*                          (2,300)           (107)
   Surewest Communications                               (4,231)            (65)
                                                                  --------------
                                                                           (203)
                                                                  --------------
UTILITIES -- (0.3)%
   California Water Service Group                        (2,437)            (93)
   Central Vermont Public Service                          (217)             (5)
   CH Energy Group                                       (2,500)            (97)
   Connecticut Water Service                             (1,940)            (46)
   Middlesex Water                                       (3,236)            (59)
   SJW                                                   (1,065)            (30)
                                                                  --------------
                                                                           (330)
                                                                  --------------
Total Common Stock Sold Short
   (Proceeds $(8,395)) ($ Thousands)                                     (7,077)
                                                                  --------------

A summary of the open futures contracts held by the Fund at March 31, 2008, is as follows (see Note 2 in Notes to Financial Statements):

--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                     NUMBER OF                     APPRECIATION
TYPE OF                              CONTRACTS     EXPIRATION    (DEPRECIATION)
CONTRACT                           LONG (SHORT)          DATE     ($ THOUSANDS)
--------------------------------------------------------------------------------
90-Day Euro$                                 1       Mar-2010    $           (1)
90-Day Euro$                                (1)      Mar-2011                (3)
90-Day Euro$                                (1)      Mar-2012                (2)
90-Day Euro$                                 2       Mar-2012                 2
90-Day Euro$                                 9       Mar-2009                 4
90-Day Euro$                               (19)      Jun-2010               (79)
90-Day Euro$                                 4       Jun-2012                 6
90-Day Euro$                               (19)      Jun-2008               (36)
90-Day Euro$                                14       Jun-2008                47
90-Day Euro$                                25       Jun-2009                81
90-Day Euro$                                (1)      Sep-2010                (3)
90-Day Euro$                                 6       Sep-2012                10
90-Day Euro$                                10       Sep-2008                11
90-Day Euro$                                26       Sep-2009                75
90-Day Euro$                                (1)      Dec-2010                (3)
90-Day Euro$                                (1)      Dec-2011                (2)
90-Day Euro$                                 3       Dec-2008                 1
90-Day Euro$                                11       Dec-2009                 4
Russell 2000 Index E-MINI                   69       Jun-2008                33
Russell 2000 Index E-MINI                  126       Jun-2008               288
S&P Mid 400 Index E-MINI                    12       Jun-2008                15
S&P Mid 400 Index E-MINI                   130       Mar-2008               167
10-Year Swap                               (31)      Jun-2008               (86)
U.S. 2-Year Note                             5       Mar-2008                 7
U.S. 10-Year Note                           16       Jun-2008                54
U.S. Long Treasury Bond                      1       Mar-2008                 4
                                                                 --------------
                                                                 $          594
                                                                 ==============

A summary of outstanding swap agreements held by the Fund at March 31, 2008, is as follows (see Note 2 in Notes to Financial Statements):

--------------------------------------------------------------------------------
                               TOTAL RETURN SWAPS
--------------------------------------------------------------------------------
                                                                  NET UNREALIZED
                                                       NOTIONAL     APPRECIATION
                                     EXPIRATION          AMOUNT   (DEPRECIATION)
DESCRIPTION                                DATE   ($ THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------
Fund receives payment on the
   monthly reset spread from Bank
   of America--CMBS AAA 10 YR
   Index minus 0 basis points time
   the notional amount. Fund
   receives payment if the return
   on the spread appreciates over
   the payment period and pays if
   the return on the spread
   depreciates over the payment
   period. (Counterparty: Barclays)    08/30/08   $      15,000   $         342
                                                                  =============

--------------------------------------------------------------------------------
                              CREDIT DEFAULT SWAPS
--------------------------------------------------------------------------------
                                                                  NET UNREALIZED
                                                       NOTIONAL     APPRECIATION
                                     EXPIRATION          AMOUNT   (DEPRECIATION)
DESCRIPTION                                DATE   ($ THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------

Fund receives monthly payment
   of 0.015% (0.18% per annum)
   times the notional amount of
   the ABX-HE-AAA-6-1 Index. Upon
   a defined credit event, Fund
   pays the notional amount and
   takes receipt of the defined
   deliverable obligation.
   (Counterparty: Barclays)            07/25/45   $        (100)  $          (5)

Fund receives monthly payment
   of 0.015% (0.18% per annum)
   times the notional amount of
   the ABX-HE-AAA-6-1 Index. Upon
   a defined credit event, Fund
   pays the notional amount and
   takes receipt of the defined
   deliverable obligation.
   (Counterparty: Barclays)            07/25/45            (200)             (9)

Fund pays quarterly payment of
   0.275% (1.10% per annum) times
   the notional amount of Century
   Tel Inc., 04/01/17. Upon a
   defined credit event, Fund will
   receive the notional amount and
   deliver the defined obligation.
   (Counterparty: Goldman Sachs
   International)                      03/20/13             250               5


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008         95

SCHEDULE OF INVESTMENTS (Unaudited)

Small/Mid Cap Diversified Alpha Fund (Concluded)
March 31, 2008
--------------------------------------------------------------------------------
                              CREDIT DEFAULT SWAPS
--------------------------------------------------------------------------------
                                                                  NET UNREALIZED
                                                       NOTIONAL    APPRECIATION
                                     EXPIRATION          AMOUNT   (DEPRECIATION)
DESCRIPTION                                DATE   ($ THOUSANDS)   ($ THOUSANDS)
--------------------------------------------------------------------------------
Fund pays quarterly payment
   of 0.1475% (0.59% per annum)
   times the notional amount of
   Safeway Inc., 08/15/12. Upon a
   defined credit event, Fund will
   receive the notional amount and
   deliver the defined obligation.
   (Counterparty: Bank of America)     03/20/13   $         250   $          --

Fund pays quarterly payment
   of 0.2375% (0.95% per annum)
   times the notional amount of
   Lowe's Co. Inc., 06/01/10. Upon
   a defined credit event, Fund
   will receive the notional
   amount and deliver the defined
   obligation. (Counterparty: Bank
   of America)                         03/20/13             250               1

Fund pays quarterly payment
   of 0.20% (0.80% per annum)
   times the notional amount of
   Borg-Warner Auto, 02/15/09.
   Upon a defined credit event,
   Fund will receive the notional
   amount and deliver the defined
   obligation. (Counterparty:
   Goldman Sachs)                      03/20/13             250               1

Fund pays quarterly payment
   of 0.15% (0.60% per annum)
   times the notional amount of
   the CDX.NA.IG9 Index. Upon a
   defined credit event, Fund
   receives the notional amount
   and delivers the defined
   deliverable obligation.
   (Counterparty: Goldman Sachs)       12/20/12           1,000               2

Fund pays quarterly payment
   of 0.15% (0.60% per annum)
   times the notional amount of
   the CDX.NA.IG9 Index. Upon a
   defined credit event, Fund
   receives the notional amount
   and delivers the defined
   deliverable obligation.
   (Counterparty: Goldman Sachs)       12/20/12             750              --

Fund pays quarterly payment
   of 0.15% (0.60% per annum)
   times the notional amount of
   the CDX.NA.IG9 Index. Upon a
   defined credit event, Fund
   receives the notional amount
   and delivers the defined
   deliverable obligation.
   (Counterparty: Goldman Sachs)       12/20/12             500              (1)

Fund receives monthly
   payment of 0.05% (0.60% per
   annum) times the notional
   amount of the CMBX NA-BBB 2
   Index. Upon a defined credit
   event, Fund pays the notional
   amount and takes the defined
   deliverable obligation.
   (Counterparty: Goldman Sachs)       03/14/49           1,000             119

Fund pays quarterly payment
   of 0.15% (0.60% per annum) times
   the notional amount of the
   CDX.NA.IG9 Index. Upon a
   defined credit event, Fund
   receives the notional amount
   and delivers the defined
   deliverable obligation.
   (Counterparty: Bank of America)     12/20/12             500              14

Fund pays quarterly payment
   of 0.113% (0.452% per annum)
   times the notional amount of
   the CDX.TES F5 Index. Upon a
   defined credit event, Fund
   receives the notional amount
   and delivers the defined
   deliverable obligation.
   (Counterparty: Bank of America)     12/20/12             250               5

Fund pays quarterly payment
   of 0.113% (0.452% per annum)
   times the notional amount of
   the CDX.TES F5 Index. Upon a
   defined credit event, Fund
   receives the notional amount
   and delivers the defined
   deliverable obligation.
   (Counterparty: Bank of America)     12/20/12             250               5
                                                                  -------------
                                                                  $         137
                                                                  =============

--------------------------------------------------------------------------------
Description
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $119,926 ($ Thousands).

*     Non-Income Producing Security.

**    Rate shown is the 7-day effective yield as of March 31, 2008.

+     Real Estate Investment Trust.

++    Investment in Affiliated Security (see Note 3).

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)   The rate reported is the effective yield at time of purchase.

(C) All or a portion of this security has been pledged as collateral for securities sold short. The total value of collateral for securities sold short at March 31, 2008 was $24,233 ($ Thousands).

(D) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of March 31, 2008 was $445 ($ Thousands) and represented 0.37% of Net Assets.

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2008.

(F) Zero Coupon Bond -- The rate shown is the effective yield at time of purchase.

(G) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(H) Security considered illiquid and restricted. The total value of such securities at March 31, 2008 was $445 ($ Thousands) and represented 0.37% of Net Assets.

ADR -- American Depositary Receipt
ARM -- Adjustable Rate Mortgage
Cl -- Class
CMO -- Collateralized Mortgage Obligation
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GMAC -- General Motors Acceptance Corporation
IO -- Interest Only
LLC -- Limited Liability Company
L.P. -- Limited Partnership
MTN -- Medium Term Note
PIPE -- Public Investment in Public Entity
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced
TIPS -- Treasury Inflation Protected Securities

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
96         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

Mid-Cap Fund
March 31, 2008
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS#:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Financials                                                                 13.5%
Information Technology                                                     13.4%
Industrials                                                                13.4%
Short-Term Investments                                                     13.1%
Consumer Discretionary                                                     11.5%
Energy                                                                      9.2%
Health Care                                                                 8.1%
Materials                                                                   6.0%
Utilities                                                                   5.8%
Consumer Staples                                                            4.1%
Telecommunication Services                                                  1.6%
U.S. Treasury Obligation                                                    0.3%
Rights                                                                      0.0%

# Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK--97.9%

CONSUMER DISCRETIONARY -- 13.0%
   Abercrombie & Fitch, Cl A                              3,600   $         263
   Advance Auto Parts                                    15,100             514
   American Eagle Outfitters                             16,900             296
   AnnTaylor Stores*                                      7,100             172
   Apollo Group, Cl A*                                    6,400             277
   Asbury Automotive Group                                7,800             107
   Autoliv                                               20,400           1,024
   AutoNation*                                            5,900              88
   Autozone*                                              2,900             330
   Big Lots (C)*                                         38,400             856
   Black & Decker                                         1,800             119
   Boyd Gaming                                            6,900             138
   Brinker International                                 10,400             193
   Christopher & Banks                                    4,500              45
   Coach*                                                14,900             449
   CROCS (C)*                                            20,800             363
   Darden Restaurants                                    22,600             736
   DIRECTV Group*                                        13,600             337
   DISH Network, Cl A*                                   39,900           1,146
   Dollar Tree*                                          41,100           1,134
   Expedia*                                              34,200             749
   Family Dollar Stores                                  13,100             255
   GameStop, Cl A*                                       12,500             646
   Gannett                                               10,000             291
   Garmin (C)*                                            2,800             151
   Gymboree*                                              1,300              52
   H&R Block                                                800              17
   Hanesbrands*                                          34,000             993
   Harley-Davidson                                        3,500             131
   Harman International Industries                        1,700              74
   Hasbro (C)                                            26,500             739
   IAC/InterActive*                                      13,600             282
   International Speedway, Cl A                           3,500             144
   Jack in the Box*                                       6,000             161

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Jarden (C)*                                           16,500   $         359
   Jones Apparel Group                                   18,100             243
   Ltd Brands                                             7,300             125
   Mattel                                                13,100             261
   McGraw-Hill                                              900              33
   Newell Rubbermaid                                      2,100              48
   Nordstrom                                              2,000              65
   PetSmart                                               4,400              90
   RadioShack                                            37,900             616
   Regal Entertainment Group, Cl A (C)                   60,100           1,159
   Royal Caribbean Cruises                                2,000              66
   Service International                                 86,600             878
   Sherwin-Williams                                       1,000              51
   Snap-On                                               16,600             844
   Stanley Works                                          6,100             291
   Steven Madden*                                         1,000              17
   Thor Industries                                          600              18
   TJX (C)                                               48,800           1,614
   TRW Automotive Holdings*                               7,600             178
   Urban Outfitters*                                      5,400             169
   VF                                                     2,800             217
   Warnaco Group*                                         3,300             130
   Weight Watchers International                            500              23
   Whirlpool                                              3,500             304
   Wolverine World Wide                                   2,300              67
   Wyndham Worldwide                                      9,900             205
   Yum! Brands                                            5,200             194
                                                                  --------------
                                                                         21,537
                                                                  --------------
CONSUMER STAPLES -- 4.7%
   Bare Escentuals*                                       5,300             124
   Campbell Soup                                          5,400             183
   Clorox                                                 5,900             334
   Coca-Cola Enterprises                                 51,600           1,249
   ConAgra Foods                                         14,300             342
   Constellation Brands, Cl A*                            6,600             117
   Del Monte Foods                                       26,500             253
   Energizer Holdings*                                    1,300             118
   HJ Heinz                                               2,500             117
   Kimberly-Clark                                         2,200             142
   Kroger                                                 9,100             231
   Loews - Carolina Group                                   200              15
   Molson Coors Brewing, Cl B                             7,400             389
   Nu Skin Enterprises, Cl A                             11,200             202
   Pepsi Bottling Group                                  35,900           1,217
   PepsiAmericas                                          1,100              28
   Reynolds American                                      3,200             189
   Safeway                                               27,200             798
   Sara Lee                                              29,000             405
   SUPERVALU (C)                                         40,200           1,205
   TreeHouse Foods*                                         600              14
                                                                  --------------
                                                                          7,672
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008         97

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

ENERGY -- 10.4%
   Chesapeake Energy                                     11,800   $         545
   Cimarex Energy (C)                                    20,500           1,122
   El Paso (C)                                           83,000           1,381
   ENSCO International (C)                               22,100           1,384
   FMC Technologies*                                     10,000             569
   Frontier Oil                                           6,300             172
   Frontline (C)*                                        23,300           1,072
   Helmerich & Payne                                     35,200           1,650
   Hess                                                   3,100             273
   Holly                                                  1,900              82
   Murphy Oil                                             6,500             534
   National Oilwell Varco*                                  300              18
   Noble                                                  1,700              84
   Noble Energy                                           2,600             189
   Overseas Shipholding Group                             1,500             105
   Patterson-UTI Energy (C)                              13,900             364
   Pioneer Natural Resources                              6,600             324
   Pride International*                                   6,300             220
   Quicksilver Resources*                                 7,200             263
   Rowan                                                  4,200             173
   SandRidge Energy*                                      9,600             376
   Spectra Energy                                         1,300              30
   St Mary Land & Exploration                             2,000              77
   Sunoco                                                11,200             588
   Tidewater                                             21,700           1,196
   Unit*                                                 25,600           1,450
   W&T Offshore                                          26,800             914
   Western Refining                                         300               4
   Williams                                              59,800           1,972
                                                                  --------------
                                                                         17,131
                                                                  --------------
FINANCIALS -- 15.1%
   Allied World Assurance Holdings                        2,900             115
   American Financial Group                              11,800             302
   Annaly Capital Management+ (C)                       100,200           1,535
   Apollo Investment (C)                                  1,800              29
   Arch Capital Group*                                    5,900             405
   Astoria Financial                                     36,400             989
   Axis Capital Holdings                                 38,100           1,295
   Bank of Hawaii                                        19,300             957
   Brandywine Realty Trust+                              17,700             300
   CB Richard Ellis Group, Cl A*                          7,400             160
   CBL & Associates Properties+                          13,300             313
   CIT Group                                              3,700              44
   CNA Financial                                          2,900              75
   Colonial BancGroup (C)                                12,000             116
   Colonial Properties Trust+ (C)                        31,400             755
   Comerica                                               9,100             319
   Community Bancorp*                                       800              11
   Conseco*                                               1,000              10
   Duke Realty+                                           4,500             103
   East West Bancorp                                     10,600             188

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Endurance Specialty Holdings                           5,000   $         183
   Everest Re Group                                       3,500             313
   Federated Investors, Cl B                             26,400           1,034
   General Growth Properties+                             6,200             237
   Genworth Financial, Cl A                               8,700             197
   HCC Insurance Holdings                                 2,400              54
   Health Care+ (C)                                      32,400           1,462
   Hercules Technology Growth Capital                     1,400              15
   Hospitality Properties Trust+                         42,000           1,429
   Host Hotels & Resorts+                                17,900             285
   Hudson City Bancorp                                   26,000             460
   Huntington Bancshares                                 27,900             300
   Invesco*                                              45,300           1,104
   Investment Technology Group*                           4,100             189
   iStar Financial+ (C)                                  19,700             276
   Janus Capital Group (C)                               11,100             258
   Jones Lang LaSalle (C)                                13,800           1,067
   Keycorp                                                7,600             167
   Legg Mason                                             2,900             162
   M&T Bank                                                 400              32
   Macerich+                                              1,500             105
   Marshall & Ilsley                                      4,800             111
   MCG Capital                                            1,300              12
   MF Global*                                             7,100              70
   MSCI, Cl A*                                            9,100             271
   NASDAQ Stock Market*                                   3,500             135
   Nationwide Financial Services, Cl A                      300              14
   Northern Trust                                         1,800             120
   NorthStar Realty Finance+ (C)                          5,200              43
   PartnerRe                                              4,400             336
   Platinum Underwriters Holdings                         2,000              65
   Prologis+ (C)                                         22,500           1,324
   Ramco-Gershenson Properties+                           1,200              25
   Regions Financial                                      1,500              30
   RenaissanceRe Holdings                                16,900             877
   Safeco                                                 2,400             105
   SeaBright Insurance Holdings*                          1,800              27
   Sovereign Bancorp (C)                                 73,000             680
   TD Ameritrade Holding*                                16,000             264
   Torchmark                                             11,800             709
   Transatlantic Holdings                                 6,400             425
   Travelers                                              2,600             124
   Valley National Bancorp (C)                           39,900             766
   Wilmington Trust                                         500              16
   WR Berkley                                            17,900             496
   XL Capital, Cl A                                       8,200             242
   Zions Bancorporation                                   6,400             292
                                                                  --------------
                                                                         24,929
                                                                  --------------
HEALTH CARE -- 9.2%
   AmerisourceBergen                                        800              33
   Applera -- Applied Biosystems Group                   11,300             371
   Cephalon (C)*                                          5,300             341


--------------------------------------------------------------------------------
98         SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Cigna                                                  36800   $       1,493
   Covance*                                               3,500             290
   CR Bard                                                  400              39
   Edwards Lifesciences*                                  4,200             187
   Endo Pharmaceuticals Holdings*                         6,100             146
   Express Scripts*                                       7,500             482
   Forest Laboratories*                                  14,600             584
   Health Net*                                           35,800           1,103
   Hillenbrand Industries                                   300              14
   Humana*                                                6,700             301
   Idexx Laboratories*                                    5,300             261
   IMS Health                                            43,300             910
   Intuitive Surgical (C)*                                5,200           1,687
   Invitrogen*                                            2,400             205
   Kinetic Concepts*                                     29,500           1,364
   King Pharmaceuticals*                                 28,000             244
   LifePoint Hospitals*                                  10,600             291
   Lincare Holdings*                                     39,100           1,099
   Millennium Pharmaceuticals*                           21,700             336
   Sepracor*                                              1,400              27
   St. Jude Medical*                                     30,900           1,335
   Vertex Pharmaceuticals (C)*                           16,300             389
   Warner Chilcott, Cl A*                                73,500           1,323
   Waters*                                                4,600             256
                                                                  --------------
                                                                         15,111
                                                                  --------------
INDUSTRIALS -- 15.1%
   Alliant Techsystems*                                   2,200             228
   Allied Waste Industries*                             108,300           1,171
   Avery Dennison                                         6,600             325
   Carlisle                                               4,600             154
   Continental Airlines, Cl B*                            8,500             163
   Cooper Industries, Cl A                                3,700             149
   Covanta Holding (C)*                                  23,600             649
   Crane                                                 25,300           1,021
   CSX                                                   32,500           1,822
   Cummins                                               19,500             913
   Dover                                                  6,100             255
   Eaton                                                 12,800           1,020
   EMCOR Group*                                           1,600              36
   Fastenal                                               8,500             390
   First Solar*                                           1,000             231
   Fluor                                                 10,500           1,482
   Gardner Denver*                                       36,000           1,336
   Goodrich                                              17,700           1,018
   Harsco                                                30,100           1,667
   Hertz Global Holdings*                                69,600             839
   Hubbell, Cl B                                          3,600             157
   Ingersoll-Rand, Cl A                                  18,600             829
   Jacobs Engineering Group*                              3,400             250
   Kansas City Southern (C)*                              5,300             213
   KBR*                                                  22,900             635
   Kimball International, Cl B                              700               7
   L-3 Communications Holdings                            3,900             426

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Lennox International                                   2,400   $          86
   Manitowoc                                              4,600             188
   Manpower                                               7,100             399
   Masco (C)                                              5,100             101
   McDermott International*                               2,900             159
   Norfolk Southern                                       1,200              65
   Northrop Grumman                                       1,100              86
   Oshkosh Truck                                         24,300             882
   Parker Hannifin                                       19,650           1,361
   PeopleSupport (C)*                                     3,700              34
   Pitney Bowes                                           4,900             172
   Precision Castparts                                    1,400             143
   Raytheon                                               1,600             103
   Republic Services                                        400              12
   Robert Half International                              9,100             234
   Rockwell Automation                                    6,500             373
   Rockwell Collins                                       7,100             406
   RR Donnelley & Sons                                   12,000             364
   Ryder System                                          11,900             725
   Shaw Group*                                           11,500             542
   SPX                                                    1,300             136
   Steelcase, Cl A                                       12,100             134
   Stericycle*                                            6,700             345
   Textron                                                  100               6
   Trinity Industries (C)                                 6,500             173
   TrueBlue*                                              3,400              46
   Tyco International                                     1,500              66
   United Rentals*                                        4,600              87
   WESCO International*                                   5,300             193
                                                                  --------------
                                                                         25,007
                                                                  --------------
INFORMATION TECHNOLOGY -- 15.2%
   Accenture, Cl A                                        1,600              56
   Activision*                                           10,100             276
   ADC Telecommunications*                               29,600             358
   Adobe Systems*                                         3,400             121
   Agilent Technologies*                                 11,700             349
   Altera                                                 3,900              72
   Amphenol, Cl A                                         4,200             156
   Analog Devices                                         1,500              44
   Arrow Electronics*                                    31,300           1,053
   Automatic Data Processing                              4,900             208
   Avnet*                                                39,800           1,303
   BMC Software*                                         45,800           1,489
   Broadridge Financial Solutions                        40,800             718
   Brocade Communications Systems*                        5,200              38
   CA                                                    21,100             475
   Cadence Design Systems*                               19,400             207
   Ciena*                                                   900              28
   CommScope*                                             3,500             122
   Computer Sciences*                                    23,400             954
   Compuware*                                            15,100             111
   DST Systems (C)*                                       1,000              66
   eBay*                                                  9,600             286


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008         99

SCHEDULE OF INVESTMENTS (Unaudited)

Mid-Cap Fund (Concluded)
March 31, 2008
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Electronic Data Systems                               83,800   $       1,395
   Factset Research Systems                               3,000             162
   Global Payments                                        3,900             161
   Harris                                                25,300           1,228
   Hewitt Associates, Cl A*                              29,900           1,189
   Ingram Micro, Cl A*                                   10,500             166
   Integrated Device Technology*                         85,700             765
   Intuit*                                                3,400              92
   Jabil Circuit                                         13,200             125
   Linear Technology (C)                                  5,700             175
   LSI Logic*                                            10,300              51
   Mastercard, Cl A                                         800             178
   McAfee*                                                4,800             159
   MEMC Electronic Materials*                            20,700           1,468
   Mettler Toledo International*                         16,000           1,554
   National Semiconductor                                 1,900              35
   NetApp (C)*                                           17,200             345
   Nvidia*                                               68,700           1,360
   QLogic*                                               12,700             195
   Seagate Technology                                    78,700           1,648
   Silicon Laboratories*                                    300               9
   Symantec*                                             15,100             251
   Synopsys*                                             65,900           1,497
   Western Digital (C)*                                  62,400           1,687
   Xerox                                                 33,300             498
   Xilinx                                                 3,900              93
   Zebra Technologies, Cl A*                              4,200             140
                                                                  --------------
                                                                         25,116
                                                                  --------------
MATERIALS -- 6.8%
   AK Steel Holding (C)*                                 23,200           1,263
   Albemarle                                              5,700             208
   Ball                                                   4,500             207
   Celanese, Ser A                                       46,200           1,804
   Chemtura                                              13,800             101
   Commercial Metals                                      1,000              30
   Domtar*                                                1,800              12
   Eastman Chemical                                       5,500             343
   Ecolab                                                 2,700             117
   FMC                                                   20,700           1,149
   Lubrizol                                              18,900           1,049
   Mosaic*                                                3,000             308
   Nalco Holding                                          2,000              42
   Olin                                                   1,300              26
   Owens-Illinois*                                       24,700           1,394
   Packaging of America                                  11,900             266
   Pactiv*                                               13,400             351
   PPG Industries                                         4,200             254
   Reliance Steel & Aluminum                             17,400           1,042
   Rohm & Haas                                              500              27
   Scotts Miracle-Gro, Cl A                               8,400             272
   Sonoco Products                                       16,900             484
   Spartech                                               5,100              43
   Steel Dynamics (C)                                     1,200              40

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Terra Industries (C)*                                  3,000   $         107
   United States Steel                                    2,200             279
   Valspar                                                2,300              46
   Zep*                                                     650              10
                                                                  --------------
                                                                         11,274
                                                                  --------------
TELECOMMUNICATION SERVICES -- 1.9%
   CenturyTel                                             8,000             266
   Embarq (C)                                            33,100           1,327
   NII Holdings*                                          6,500             207
   Qwest Communications International (C)                23,100             105
   US Cellular*                                          14,000             770
   Windstream                                            31,000             370
                                                                  --------------
                                                                          3,045
                                                                  --------------
UTILITIES -- 6.5%
   AES*                                                 114,800           1,914
   American Electric Power                                7,400             308
   Atmos Energy                                           3,700              94
   Centerpoint Energy                                    20,000             285
   CMS Energy                                            21,300             288
   Consolidated Edison                                    6,600             262
   Constellation Energy Group                             4,900             433
   DTE Energy                                             5,700             222
   Edison International                                  46,600           2,284
   Energen                                               16,600           1,034
   MDU Resources Group                                      800              20
   Nicor                                                    400              13
   NiSource                                              13,200             228
   NRG Energy*                                            4,100             160
   OGE Energy                                             1,200              37
   Oneok                                                  3,600             161
   Pepco Holdings                                        29,900             739
   Portland General Electric                                800              18
   PPL                                                    1,000              46
   Progress Energy                                        4,400             184
   SCANA                                                  1,900              70
   Sempra Energy                                         22,400           1,193
   Sierra Pacific Resources                              63,500             802
                                                                  --------------
                                                                         10,795
                                                                  --------------
Total Common Stock
   (Cost $171,534) ($ Thousands)                                        161,617
                                                                  --------------

CORPORATE OBLIGATION (D) (E) -- 0.2%

FINANCIALS -- 0.2%
   SLM MTN, Ser S
     2.827%, 04/14/08                             $         403             403
                                                                  --------------
   Total Corporate Obligation
     (Cost $403) ($ Thousands)                                              403
                                                                  --------------


--------------------------------------------------------------------------------
100        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

                                                      Number of
                                                         Rights
                                                      ---------

RIGHTS -- 0.0%
   MCGC Capital, Expires 04/18/08*                          186   $          --
                                                                  --------------
Total Rights
   (Cost $--) ($ Thousands)                                                  --
                                                                  --------------

CASH EQUIVALENTS**++ -- 14.9%
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 3.190%                                    2,978,831           2,979
   SEI Liquidity Fund L.P., 3.200% (D)               21,586,195          21,586
                                                                  --------------

Total Cash Equivalents
   (Cost $24,565) ($ Thousands)                                          24,565
                                                                  --------------
U.S. TREASURY OBLIGATION (A) (B) -- 0.3%
   U. S. Treasury Bill
         2.167%, 05/22/08                         $         546             545
                                                                  --------------
Total U.S. Treasury Obligation
   (Cost $544) ($ Thousands)                                                545
                                                                  --------------
Total Investments -- 113.3%
   (Cost $197,046) ($ Thousands)                                  $     187,130
                                                                  ==============

A summary of the open futures contracts held by the Fund at March 31, 2008, is as follows (see Note 2 in Notes to Financial Statements):

--------------------------------------------------------------------------------
                                      NUMBER OF                      UNREALIZED
TYPE OF                               CONTRACTS      EXPIRATION    APPRECIATION
CONTRACT                           LONG (SHORT)            DATE   ($ THOUSANDS)
--------------------------------------------------------------------------------

S&P Mid 400 Index E-MINI                     39        Jun-2008   $          20
                                                                  =============

Percentages are based on Net Assets of $165,158 ($ Thousands).

*     Non-Income Producing Security.

**    Rate shown is the 7-day effective yield as of March 31, 2008.

+     Real Estate Investment Trust.

++    Investment in Affiliated Security (see Note 3).

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)   The rate reported is the effective yield at time of purchase.

(C) This security or a partial position of this security is on loan at March 31, 2008 (see Note 7). The total value of securities on loan at March 31, 2008 was $21,464 ($ Thousands).

(D) This security was purchased with cash collateral held from securities on loan (see Note 7). The total value of such securities as of March 31, 2008 was $21,989 ($ Thousands).

(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2008.

Cl   -- Class
L.P. -- Limited Partnership
MTN  -- Medium Term Note
Ser  -- Series

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        101

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund
March 31, 2008
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS#:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Health Care                                                               24.5%
Industrials                                                               11.6%
Financials                                                                11.0%
Consumer Staples                                                          10.8%
Utilities                                                                  8.8%
Energy                                                                     7.7%
Consumer Discretionary                                                     6.8%
Information Technology                                                     6.4%
Short-Term Investment                                                      4.8%
Telecommunication Services                                                 3.8%
Materials                                                                  3.6%
U.S. Treasury Obligation                                                   0.2%

#     Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 94.9%

CONSUMER DISCRETIONARY -- 6.8%
   Autoliv                                               37,900   $       1,903
   Career Education*                                     41,100             523
   Choice Hotels International                           53,500           1,825
   Clear Channel
      Outdoor Holdings, Cl A*                             3,907              74
   Dillard's, Cl A                                       51,800             892
   DIRECTV Group*                                        96,700           2,397
   Genuine Parts                                         42,700           1,717
   Harte-Hanks                                           27,000             369
   International Speedway, Cl A                          38,200           1,574
   ITT Educational Services*                             36,800           1,690
   Jack in the Box*                                      14,000             376
   Lamar Advertising, Cl A                               36,900           1,326
   McGraw-Hill                                           27,400           1,012
   Pacific Sunwear of California*                        23,100             291
   Panera Bread, Cl A*                                    7,800             327
   Penn National Gaming*                                 39,500           1,727
   Polaris Industries                                    12,400             509
   Shaw Communications, Cl B*                           119,100           2,165
   Starwood Hotels & Resorts Worldwide                   47,200           2,443
   TRW Automotive Holdings*                              92,800           2,169
   Tupperware Brands*                                    56,100           2,170
   Washington Post, Cl B                                  6,646           4,396
   Weight Watchers International                         38,700           1,793
                                                                  --------------
                                                                         33,668
                                                                  --------------
CONSUMER STAPLES -- 10.8%
   Alberto-Culver                                        20,895             573
   Altria Group                                          23,445             520
   Anheuser-Busch                                        36,300           1,722
   Brown-Forman, Cl B                                     6,026             399
   Campbell Soup                                         15,954             542
   Church & Dwight                                       41,700           2,262
   Corn Products International                           17,870             664

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   General Mills                                        148,276   $       8,879
   Hansen Natural*                                       48,300           1,705
   Hershey                                               60,300           2,271
   Hormel Foods                                         208,273           8,677
   JM Smucker                                            15,900             805
   Kellogg                                              115,655           6,079
   Kimberly-Clark                                        63,136           4,075
   McCormick                                             48,466           1,792
   Molson Coors Brewing, Cl B                            14,200             746
   Pepsi Bottling Group                                  61,600           2,089
   PepsiAmericas                                          3,507              90
   PepsiCo                                               27,166           1,961
   Philip Morris International*                          23,445           1,186
   Procter & Gamble                                      17,881           1,253
   Reynolds American                                     65,416           3,861
   SYSCO                                                 33,186             963
                                                                  --------------
                                                                         53,114
                                                                  --------------
ENERGY -- 7.7%
   Berry Petroleum, Cl A                                 43,500           2,022
   Cameco*                                               70,400           2,319
   Chevron                                               70,454           6,014
   Enbridge*                                             55,900           2,301
   Exxon Mobil                                           72,322           6,117
   Imperial Oil                                          42,000           2,195
   Murphy Oil                                            42,299           3,474
   Nexen                                                 80,700           2,390
   Petro-Canada*                                         43,400           1,884
   SEACOR Holdings*                                      71,967           6,143
   Spectra Energy                                        63,075           1,435
   TransCanada*                                          43,700           1,684
                                                                  --------------
                                                                         37,978
                                                                  --------------
FINANCIALS -- 10.9%
   Alleghany*                                             6,050           2,066
   American National Insurance                            9,677           1,032
   Arch Capital Group*                                   22,695           1,558
   Arthur J. Gallagher                                   58,991           1,393
   Bancorpsouth                                          80,600           1,867
   BOK Financial                                         50,317           2,628
   Capitol Federal Financial                              8,422             316
   Colonial BancGroup                                    98,200             946
   Commerce Bancshares                                   66,482           2,794
   Credicorp                                             24,600           1,765
   East West Bancorp                                     30,300             538
   Erie Indemnity, Cl A                                  36,500           1,868
   Federated Investors, Cl B                             58,600           2,295
   First Citizens BancShares, Cl A                       11,735           1,635
   Fulton Financial                                     168,200           2,067
   Investment Technology Group*                          29,900           1,381
   Jones Lang LaSalle                                    28,100           2,173
   Loews                                                106,903           4,300
   Markel*                                               10,947           4,816


--------------------------------------------------------------------------------
102        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Mercury General                                       33,985   $       1,506
   OneBeacon Insurance Group                              3,138              60
   PartnerRe                                              4,337             331
   Popular                                              162,000           1,889
   RenaissanceRe Holdings                                38,000           1,973
   Stancorp Financial Group                              34,500           1,646
   Student Loan                                              48               5
   Transatlantic Holdings                                41,328           2,742
   Valley National Bancorp                               85,300           1,639
   Wesco Financial                                        2,209             892
   White Mountains Insurance Group                        2,642           1,268
   Whitney Holding                                       31,700             786
   Willis Group Holdings                                 56,100           1,885
                                                                  --------------
                                                                         54,060
                                                                  --------------
HEALTH CARE -- 24.5%
   Abbott Laboratories                                    3,623             200
   Alcon                                                 16,700           2,376
   AmerisourceBergen                                    192,401           7,885
   Amgen*                                                43,917           1,835
   Applera -- Applied
      Biosystems Group                                   69,899           2,297
   Baxter International                                  21,895           1,266
   Beckman Coulter                                       11,585             748
   Becton Dickinson                                      63,425           5,445
   BioMarin Pharmaceuticals*                             59,200           2,094
   Cardinal Health                                       90,148           4,734
   Celgene*                                              17,000           1,042
   Charles River Laboratories
      International*                                     33,300           1,963
   Covance*                                              46,405           3,850
   Coventry Health Care*                                 29,300           1,182
   C.R. Bard                                             10,590           1,021
   Dentsply International                                76,876           2,967
   Edwards Lifesciences*                                102,435           4,563
   Eli Lilly                                             35,439           1,828
   Endo Pharmaceuticals Holdings*                        97,374           2,331
   Genentech*                                            16,218           1,317
   Genzyme*                                              57,232           4,266
   Health Net*                                           77,982           2,402
   Henry Schein*                                         99,733           5,725
   Hillenbrand Industries                               102,278           4,889
   Hospira*                                              14,955             640
   Humana*                                                6,083             273
   Idexx Laboratories*                                   81,105           3,995
   Immucor*                                              54,100           1,154
   Johnson & Johnson                                     61,316           3,978
   King Pharmaceuticals*                                165,400           1,439
   Laboratory of America Holdings*                       80,806           5,954
   McKesson                                             141,196           7,394
   Medco Health Solutions*                              115,292           5,049
   Onyx Pharmaceuticals*                                 43,100           1,251

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Patterson*                                            89,209   $       3,238
   Perrigo                                               57,000           2,151
   Pfizer                                               112,019           2,344
   Pharmaceutical Product Development                     8,740             366
   Techne*                                               77,955           5,251
   Universal Health Services, Cl B                       82,681           4,439
   Watson Pharmaceuticals*                               14,100             413
   WellPoint*                                            74,200           3,274
                                                                  --------------
                                                                        120,829
                                                                  --------------
INDUSTRIALS -- 11.6%
   Alexander & Baldwin                                    8,100             349
   Alliant Techsystems*                                  20,500           2,122
   Amerco*                                                5,800             331
   C.H. Robinson Worldwide                               99,992           5,440
   Clarcor                                               47,800           1,699
   Dun & Bradstreet                                      17,553           1,428
   Gardner Denver*                                       50,100           1,859
   GATX                                                  25,700           1,004
   General Cable*                                        37,500           2,215
   General Dynamics                                      19,604           1,634
   Granite Construction                                  18,600             608
   Hubbell, Cl B                                         16,300             712
   JetBlue Airways*                                      82,800             480
   Landstar System                                       37,900           1,977
   Lennox International                                  56,100           2,018
   Lincoln Electric Holdings                             28,900           1,864
   Lockheed Martin                                       57,150           5,675
   Northrop Grumman                                      76,152           5,925
   Pitney Bowes                                          86,690           3,036
   Raytheon                                              51,532           3,330
   Republic Services                                     31,773             929
   Ritchie Bros. Auctioneers                             27,700           2,275
   Robert Half International                             64,100           1,650
   Stericycle*                                            7,549             389
   United Parcel Service, Cl B                           53,285           3,891
   Valmont Industries                                    19,600           1,723
   Waste Management                                      39,244           1,317
   Woodward Governor                                     61,400           1,641
                                                                  --------------
                                                                         57,521
                                                                  --------------
INFORMATION TECHNOLOGY -- 6.4%
   Acxiom                                                37,200             442
   Adtran                                                19,500             361
   Affiliated Computer Services, Cl A*                   41,800           2,095
   Amdocs*                                               25,847             733
   Arrow Electronics*                                    37,787           1,272
   AVX                                                   17,984             230
   Computer Sciences*                                     4,959             202
   Diebold                                                2,088              78
   Factset Research Systems                              35,100           1,891
   Fairchild Semiconductor
      International*                                      6,021              72


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        103

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund (Concluded)
March 31, 2008
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Flir Systems*                                         55,100   $       1,658
   Hewitt Associates, Cl A*                              50,900           2,024
   Ingram Micro, Cl A*                                  263,110           4,165
   Lexmark International, Cl A*                          47,400           1,456
   Mettler Toledo International*                          1,113             108
   National Instruments                                   5,939             155
   NCR*                                                  20,240             462
   Qualcomm                                              41,800           1,714
   Silicon Laboratories*                                 16,600             524
   Sybase*                                               73,900           1,944
   Synopsys*                                             20,836             473
   Tech Data*                                           188,732           6,190
   WebMD Health, Cl A*                                   27,130             639
   Xerox                                                 45,407             680
   Zebra Technologies, Cl A*                             63,455           2,114
                                                                  --------------
                                                                         31,682
                                                                  --------------
MATERIALS -- 3.6%
   Aptargroup                                            44,300           1,725
   Bemis                                                 31,800             809
   Eagle Materials                                       18,100             643
   Greif, Cl A                                           31,800           2,160
   Methanex                                              69,400           1,816
   Newmont Mining                                       109,285           4,951
   Nova Chemicals                                        59,600           1,421
   Packaging of America                                  75,000           1,675
   Silver Standard Resources*                            23,400             710
   Sonoco Products                                       67,500           1,932
                                                                  --------------
                                                                         17,842
                                                                  --------------
TELECOMMUNICATION SERVICES -- 3.8%
   AT&T                                                  77,300           2,961
   CenturyTel                                            55,300           1,838
   Sprint Nextel                                        395,900           2,648
   Telephone & Data Systems                              88,890           3,491
   US Cellular*                                          59,965           3,298
   Verizon Communications                               118,922           4,335
                                                                  --------------
                                                                         18,571
                                                                  --------------
UTILITIES -- 8.8%
   AGL Resources                                         53,300           1,829
   Alliant Energy                                        69,895           2,447
   Ameren                                                37,000           1,630
   Atmos Energy                                          77,000           1,964
   Consolidated Edison                                   48,800           1,937
   Dominion Resources                                    19,500             796
   DPL                                                   66,200           1,697
   DTE Energy                                            48,000           1,867
   Edison International                                  44,700           2,191
   Great Plains Energy                                   59,600           1,469
   Hawaiian Electric Industries                         111,495           2,662
   MDU Resources Group                                   66,000           1,620

--------------------------------------------------------------------------------
                                            Shares/ Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   NiSource                                             112,600   $       1,941
   NSTAR                                                 50,100           1,525
   OGE Energy                                           135,976           4,238
   Oneok                                                  2,582             115
   Pepco Holdings                                        41,100           1,016
   PG&E                                                  52,800           1,944
   SCANA                                                 50,900           1,862
   TECO Energy                                          134,600           2,147
   Vectren                                               50,877           1,365
   Westar Energy                                         80,500           1,833
   Wisconsin Energy                                      74,355           3,271
                                                                  --------------
                                                                         43,366
                                                                  --------------
Total Common Stock
   (Cost $484,901) ($ Thousands)                                        468,631
                                                                  --------------
CASH EQUIVALENT**+ -- 4.8%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 3.190%                  23,846,678          23,847
                                                                  --------------
Total Cash Equivalent
   (Cost $23,847) ($ Thousands)                                          23,847
                                                                  --------------
U.S. TREASURY OBLIGATION (A) -- 0.2%
   U.S. Treasury Bill
      2.167%, 05/22/08                            $       1,183           1,181
                                                                  --------------
Total U.S. Treasury Obligation
   (Cost $1,179) ($ Thousands)                                            1,181
                                                                  --------------
Total Investments -- 99.9%
   (Cost $509,927) ($ Thousands)                                  $     493,659
                                                                  ==============

A summary of the open futures contracts held by the Fund at March 31, 2008, is as follows (see Note 2 in Notes to Financial Statements):

--------------------------------------------------------------------------------
                                      NUMBER OF                       UNREALIZED
TYPE OF                               CONTRACTS      EXPIRATION     DEPRECIATION
CONTRACT                           LONG (SHORT)            DATE    ($ THOUSANDS)
--------------------------------------------------------------------------------

S&P 500 Index E-MINI                        150        Jun-2008   $         (55)
                                                                  =============

Percentages are based on Net Assets of $493,954 ($ Thousands).

*     Non-Income Producing Security.

**    Rate shown is the 7-day effective yield as of March 31, 2008.

+     Investment in Affiliated Security (see Note 3).

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

Cl -- Class

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
104        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund
March 31, 2008
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS#:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Consumer Staples                                                          19.1%
Health Care                                                               16.8%
Financials                                                                15.3%
Utilities                                                                 10.8%
Consumer Discretionary                                                    10.4%
Industrials                                                                8.5%
Energy                                                                     5.2%
Information Technology                                                     5.2%
Materials                                                                  4.3%
Telecommunication Services                                                 4.3%
U.S. Treasury Obligation                                                   0.1%

#     Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 98.8%

AUSTRALIA -- 2.0%
   AGL Energy                                            27,357   $         276
   CFS Retail Property Trust+                            53,774             107
   Coca-Cola Amatil                                      57,996             450
   Downer EDI                                            21,816             125
   Futuris                                               48,009              83
   Incitec Pivot                                          6,815             878
   ING Industrial Fund+                                 471,355             916
   Leighton Holdings                                      3,046             119
   MFS                                                   17,170              16
   Origin Energy                                        103,955             869
   Telstra                                              203,981             819
                                                                  --------------
                                                                          4,658
                                                                  --------------
BELGIUM -- 3.1%
   Befimmo Sicafi+                                          561              69
   Belgacom*                                             15,112             672
   Cofinimmo+*                                            6,748           1,464
   Colruyt*                                               4,160           1,075
   Compagnie d'Entreprises*                               1,748             170
   D'ieteren                                                186              66
   Euronav                                               11,703             446
   InBev*                                                 8,903             786
   Intervest Offices+*                                    1,579              72
   KBC Groep*                                             1,931             251
   Mobistar*                                             20,681           1,881
   Solvay                                                   946             121
   Tessenderlo Chemie                                     1,861              85
   Warehouses De Pauw+                                      873              61
                                                                  --------------
                                                                          7,219
                                                                  --------------
CANADA -- 6.9%
   ARC Energy Trust                                      28,900             743
   Bank of Montreal                                      15,300             685
   Bank of Nova Scotia                                   14,900             676
   Barrick Gold                                          24,400           1,067

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Canadian Imperial Bank of
      Commerce                                            8,100   $         522
   Canadian Pacific Railway                               2,600             167
   Canadian Utilities, Cl A                               2,700             109
   Celestica*                                            28,000             190
   CGI Group, Cl A*                                      10,000             106
   Enbridge                                              44,200           1,823
   Fairfax Financial Holdings                               400             117
   First Calgary Petroleums*                             72,400             204
   Fording Canadian Coal Trust                           23,800           1,247
   George Weston                                          9,400             433
   Goldcorp                                               2,000              78
   Industrial Alliance Insurance and
      Financial Services                                  1,800              66
   Jean Coutu Group, Cl A                                 6,300              64
   Manitoba Telecom Services                              9,200             351
   Methanex                                              10,300             271
   Nova Chemicals                                        48,000           1,156
   Onex                                                   8,000             233
   Potash Saskatchewan                                    5,100             793
   Precision Drilling Trust                               8,800             205
   Provident Energy Trust                                25,500             272
   Ritchie Bros Auctioneers                               3,300             273
   Ritchie Bros Auctioneers                               2,600             213
   Rothmans                                               7,756             198
   Royal Bank of Canada                                  13,900             650
   Saputo                                                19,800             534
   Shoppers Drug Mart                                     6,700             339
   TELUS                                                  8,400             354
   Toronto-Dominion Bank                                 10,600             652
   TransAlta                                             31,100             968
   UTS Energy*                                           22,900             117
   Yamana Gold                                            6,700              98
                                                                  --------------
                                                                         15,974
                                                                  --------------
DENMARK -- 0.8%
   D/S Norden*                                            3,030             338
   Danske Bank*                                          10,000             370
   Jyske Bank*                                            5,575             376
   Novo Nordisk, Cl B*                                   10,650             731
   Topdanmark*                                              675             114
                                                                  --------------
                                                                          1,929
                                                                  --------------
FINLAND -- 0.7%
   Componenta*                                            7,368              96
   Fortum*                                               12,983             531
   Kesko, Cl B*                                           8,554             444
   Kone, Cl B*                                            2,270              93
   Orion, Cl B*                                          10,732             233
   Outokumpu*                                             3,119             142
   Ramirent*                                              3,884              74
                                                                  --------------
                                                                          1,613
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        105

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
FRANCE -- 2.5%
   Casino Guichard Perrachon*                             5,629   $         677
   Cie Generale d'Optique Essilor
      International*                                     42,380           2,780
   CNP Assurances                                         1,911             237
   France Telecom*                                       19,591             661
   Recylex*                                               3,676              89
   Sanofi-Aventis*                                        8,956             674
   SEB                                                      213              39
   Societe Des Autoroutes
      Paris-Rhin-Rhone                                      440              53
   Total*                                                 6,532             487
                                                                  --------------
                                                                          5,697
                                                                  --------------
GERMANY -- 1.0%
   Beiersdorf*                                           10,998             929
   Celesio*                                               1,637              81
   Deutsche Euroshop*                                     1,124              47
   EnBW Energie Baden-Wuerttemberg*                         876              74
   Fresenius Medical Care*                               12,552             634
   KWS Saat*                                                317              64
   Salzgitter*                                            1,861             325
   Vossloh*                                                 635              90
                                                                  --------------
                                                                          2,244
                                                                  --------------
HONG KONG -- 4.1%
   CLP Holdings                                         299,500           2,465
   Esprit Holdings                                       54,300             652
   Guoco Group                                           16,000             156
   Hang Seng Bank                                        98,700           1,787
   Hong Kong & China Gas                                305,000             917
   Hong Kong Electric Holdings                          169,500           1,070
   Jardine Matheson Holdings                             26,400             834
   Link+                                                486,500           1,079
   MTR                                                  115,500             396
   VTech Holdings                                        12,000              58
   Wing Hang Bank                                         6,000              91
   Yue Yuen Industrial Holdings                          31,500              99
                                                                  --------------
                                                                          9,604
                                                                  --------------
IRELAND -- 0.0%
   Paddy Power                                            2,515              93
                                                                  --------------
ITALY -- 0.8%
   Banca Carige                                          69,451             274
   Banca Popolare dell'Emilia Romagna                    27,244             600
   CSP International Fashion Group*                      10,228              24
   Enel                                                  68,572             730
   Unipol Gruppo Finanziario*                            72,490             226
                                                                  --------------
                                                                          1,854
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
JAPAN -- 31.4%
   77 Bank                                              106,000    $        594
   Acom                                                  23,910             635
   Aisin Seiki                                           16,700             624
   Ajinomoto                                             66,000             670
   Ajis*                                                  1,300              37
   Alpine Electronics                                    11,400             126
   Asahi Breweries                                       35,100             725
   Astellas Pharma                                       17,000             659
   Benesse                                               20,500             968
   Bosch                                                  5,000              20
   Canon                                                 13,600             627
   Canon Marketing Japan                                  1,400              26
   Casio Computer*                                       24,800             363
   Central Glass                                          5,000              20
   Central Japan Railway                                    136           1,407
   Chiba Bank                                             3,000              20
   Chubu Electric Power                                  38,300             958
   Chugai Pharmaceutical                                 23,800             269
   Chugoku Electric Power                                25,000             558
   Combi                                                  9,500              73
   Daifuku                                                9,000             115
   Daihatsu Motor                                        18,000             216
   Daiichi Sankyo                                        26,600             787
   Dainippon Ink and Chemicals                           32,000             100
   Dainippon Sumitomo Pharma                              9,000              82
   Daito Trust Construction                              20,600           1,064
   Dena*                                                    106             669
   Denki Kagaku Kogyo                                    33,000             104
   Diamond Lease                                          5,620             196
   East Japan Railway                                       100             833
   Eisai                                                  9,200             314
   FamilyMart                                            11,700             420
   Fancl                                                  2,000              28
   FUJI SOFT                                             21,500             402
   FUJIFILM Holdings                                     17,400             617
   Fukuda*                                                6,000              17
   Geo                                                       40              33
   Glory                                                  3,300              70
   Gunma Bank                                            67,000             480
   Haruyama Trading*                                      2,000              13
   Hino Motors                                          278,000           1,838
   Hisamitsu Pharmaceutical                               6,100             222
   Hitachi                                               95,000             564
   Hokkaido Electric Power                               22,200             516
   Hokuriku Electric Power                               37,000             874
   Honda Motor                                            6,900             197
   IBJ Leasing                                            1,000              18
   Inpex Holdings*                                           26             290
   Iyo Bank                                              17,000             182
   Japan Prime Realty Investment+                            11              36
   Japan Tobacco                                            137             687
   Jupiter Telecommunications*                               42              39


--------------------------------------------------------------------------------
106        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Kamigumi*                                             13,000   $         103
   Kanamoto                                               5,000              31
   Kansai Electric Power                                 62,400           1,555
   Kao                                                   22,000             624
   Kawasaki Kisen Kaisha                                 57,000             555
   Keihin Electric Express Railway                       21,000             143
   Keiyo Bank                                             5,000              32
   Kinden                                                13,000             125
   Kintetsu*                                             68,000             243
   Kirin Holdings                                        63,000           1,193
   Kobayashi Pharmaceutical*                              1,400              54
   Koito Manufacturing                                    9,000             124
   Kokuyo                                                24,500             210
   Konica Minolta Holdings*                              53,000             721
   Kose                                                   2,100              45
   Kyushu Electric Power                                 28,400             695
   Lawson                                                15,300             678
   Mabuchi Motor                                         28,000           1,353
   Makita                                                 3,900             123
   Matsushita Electric Industrial                        35,000             760
   Mcdonald's Holdings Japan*                             2,100              34
   Mediceo Paltac Holdings                               15,100             274
   Meiji Dairies                                        162,000             977
   Meitec                                                 4,300             130
   Miraca Holdings                                        1,200              31
   Mitani*                                                2,100              16
   Mitsubishi Tanabe Pharma                              49,000             572
   Mitsui Chemicals                                      89,000             590
   Morinaga Milk Industry*                               12,000              37
   Musashino Bank                                           800              33
   NAC                                                    1,300              11
   Namco Bandai Holdings                                 31,700             430
   Net One Systems                                          176             207
   NGK Spark Plug                                         8,000             104
   NHK Spring                                             6,000              43
   Nichi-iko Pharmaceutical*                              1,700              50
   Nichirei                                             341,000           1,641
   Nihon Jumbo                                            2,100              14
   Nintendo                                               1,700             878
   Nippon Kayaku                                         43,000             261
   Nippon Meat Packers*                                 114,000           1,686
   Nippon Oil                                            91,000             569
   Nippon Telegraph & Telephone                             168             726
   Nippon Yusen                                          78,000             733
   Nipro                                                  3,000              52
   Nisshin Seifun Group                                  30,500             326
   Nissin Food Products                                   3,900             132
   Nitori                                                 2,650             150
   Nitto Denko                                            3,700             156
   Noevir                                                 2,500              22
   NOK                                                   10,100             207
   NTT DoCoMo                                               643             975
   Odakyu Electric Railway                              183,000           1,357

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Okumura*                                             262,000   $       1,337
   Olympus                                               18,000             546
   Ono Pharmaceutical                                     5,900             286
   Osaka Gas                                            178,000             712
   Promise                                               22,450             646
   Proto                                                  1,000              24
   QP                                                     3,000              31
   Ricoh*                                                 6,000              99
   Round One                                                183             191
   San-In Godo Bank                                       2,000              16
   Sanyo Electric*                                      338,000             713
   Sapporo Hokuyo Holdings                                   56             391
   Sawai Pharmaceutical                                     600              29
   Seiko Epson                                           27,300             736
   Sharp                                                 36,000             613
   Shikoku Electric Power                                61,800           1,841
   Shimachu                                              17,900             539
   Shimano                                               16,200             745
   Shinsei Bank*                                        219,000             724
   Shizuoka Bank                                        136,000           1,608
   Suzuken                                               65,500           2,698
   Taisho Pharmaceutical*                                38,000             755
   Takeda Pharmaceutical                                 12,400             622
   Takefuji                                              53,620           1,137
   Terumo                                                12,300             643
   Toda*                                                240,000             989
   Toho                                                  13,600             320
   Toho Gas                                              56,000             270
   Tohoku Electric Power                                 46,800           1,145
   Tokyo Electric Power                                  31,700             849
   Tokyo Gas                                            152,000             615
   Tokyo Style*                                          48,000             477
   Tonen General Sekiyu                                  47,000             403
   Toyo Kohan                                             3,000              16
   Toyo Suisan Kaisha                                    82,000           1,236
   Toyoda Gosei                                           3,700             139
   Toyota Auto Body                                       1,500              30
   Toyota Boshoku                                        13,000             390
   Unicharm                                              15,300           1,121
   Uniden                                                22,000             135
   Wacoal Holdings*                                      94,000           1,391
   Weathernews*                                           7,300              71
   West Japan Railway                                        62             273
   Yakult Honsha                                         11,800             366
   Yamaguchi Financial Group*                            17,000             193
   Yamaha                                                22,300             427
   Yamazaki Baking*                                      10,000              95
   Yaoko                                                  1,200              33
                                                                  --------------
                                                                         72,859
                                                                  --------------

JERSEY -- 0.1%
   Meinl European Land*                                  17,686             202
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        107

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
NETHERLANDS -- 2.0%
   Corio+*                                                7,009   $         616
   Eurocommercial Properties, Cl A+*                        924              52
   Heineken                                              12,888             751
   Hunter Douglas*                                        2,049             139
   OCE*                                                  11,345             194
   Royal Dutch Shell, Cl A                               18,748             649
   Royal KPN*                                            45,489             771
   Unilever*                                             39,601           1,335
   Vastned Offices+*                                      1,249              45
   Vastned Retail+*                                         775              83
                                                                  --------------
                                                                          4,635
                                                                  --------------

NEW ZEALAND -- 0.2%
   Air New Zealand                                        8,920               9
   Fisher & Paykel Healthcare, Cl C                      40,805              94
   Fletcher Building                                     39,685             262
                                                                  --------------
                                                                            365
                                                                  --------------

PORTUGAL -- 0.0%
   Cimpor Cimentos de Portugal*                             474               4
                                                                  --------------

SINGAPORE -- 0.5%
   Hotel Grand Central                                   53,000              37
   Jardine Cycle & Carriage*                             25,000             354
   Singapore Telecommunications*                        266,500             756
                                                                  --------------
                                                                          1,147
                                                                  --------------

SPAIN -- 0.4%
   Abertis Infraestructuras*                             21,287             696
   Construcciones y Auxiliar de
      Ferrocarriles                                          92              41
   Ebro Puleva*                                           7,908             162
                                                                  --------------
                                                                            899
                                                                  --------------

SWEDEN -- 1.2%
   Axfood*                                                  700              25
   Lundin Petroleum*                                     41,200             561
   Swedish Match*                                       102,200           2,232
                                                                  --------------
                                                                          2,818
                                                                  --------------

SWITZERLAND -- 3.3%
   Affichage Holding Genf                                   153              35
   Alcon                                                  5,467             778
   Atel Holding*                                            105              64
   Basler Kantonalbank                                      272              32
   Bell Holding                                              13              24
   Forbo Holding*                                            58              31
   Galenica                                               1,407             468
   Kuehne & Nagel International*                          6,901             693
   Lonza Group*                                           5,203             693

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   MCH Messe Schweiz Holding                                 53   $          38
   Nestle*                                                1,806             906
   Novartis*                                             13,436             691
   PSP Swiss Property*                                    5,163             350
   Roche Holding*                                         1,602             303
   St Galler Kantonalbank*                                   83              39
   Straumann Holding*                                       369             106
   Swatch Group, Cl B*                                    2,453             658
   Swisscom*                                              4,928           1,695
                                                                  --------------
                                                                          7,604
                                                                  --------------

UNITED KINGDOM -- 3.7%
   Balfour Beatty                                        22,421             210
   Beazley Group                                         49,315             156
   BG Group*                                             29,576             686
   BP                                                    37,235             379
   British Energy Group                                  14,960             194
   Carphone Warehouse Group                              34,884             198
   GlaxoSmithKline                                       65,740           1,393
   HMV Group                                            403,891           1,042
   National Grid                                         26,182             360
   Reckitt Benckiser Group                                8,362             464
   Scottish & Southern Energy                            12,805             357
   Smith & Nephew                                        49,310             653
   Stagecoach Group                                      55,813             269
   Tate & Lyle                                          117,158           1,257
   WM Morrison Supermarkets                             194,363           1,059
                                                                  --------------
                                                                          8,677
                                                                  --------------

UNITED STATES -- 34.1%
   Aetna                                                 14,400             606
   Aflac                                                 13,100             851
   Alberto-Culver                                        30,300             831
   Alleghany*                                               204              70
   Altria Group                                           5,600             124
   AmerisourceBergen                                      9,100             373
   Amgen*                                                 2,600             109
   Annaly Capital Management+                             4,885              75
   Apollo Group, Cl A*                                   25,600           1,106
   Applera-Applied Biosystems Group                      20,100             661
   Applied Materials                                     51,800           1,011
   Archer-Daniels-Midland                                38,900           1,601
   Avon Products                                         21,200             838
   Bank of America                                       19,800             751
   BB&T                                                  41,500           1,331
   Beckman Coulter                                       11,200             723
   Brown & Brown                                          6,600             115
   Bunge                                                  1,419             123
   Carriage Services*                                     3,600              28
   Church & Dwight                                        2,300             125
   Cincinnati Financial                                  10,300             392
   Clorox                                                11,500             651
   Coca-Cola                                              6,400             390


--------------------------------------------------------------------------------
108        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Colgate-Palmolive                                     11,000    $        857
   Community Health Systems*                             38,200           1,282
   Con-way                                               12,200             604
   ConocoPhillips                                         8,800             671
   Consolidated Edison                                    5,900             234
   Covance*                                               7,700             639
   Coventry Health Care*                                  4,100             165
   Darling International*                                 6,200              80
   Dentsply International                                   100               4
   El Paso                                               24,400             406
   Energy East                                           56,200           1,356
   EOG Resources                                          4,100             492
   Expeditors International Washington                    5,600             253
   Express Scripts*                                      13,400             862
   Exxon Mobil                                            8,500             719
   Fidelity National Financial                           79,600           1,459
   First American                                        31,700           1,076
   First Merchants                                        2,700              77
   First Niagara Financial Group                         10,600             144
   FirstEnergy                                            4,800             329
   FMC Technologies*                                      1,600              91
   FTD Group                                             14,900             200
   Genentech*                                            16,700           1,356
   General Mills                                         54,400           3,257
   Genzyme*                                               1,600             119
   Getty Images*                                          9,400             301
   Harleysville Group                                       400              14
   Hershey                                               22,100             833
   Hewitt Associates, Cl A*                              21,800             867
   HJ Heinz                                               4,800             225
   Hormel Foods                                           3,900             162
   Hospira*                                              27,700           1,185
   Humana*                                               13,800             619
   International Shipholding*                            13,200             253
   Intervest Bancshares                                   6,100              59
   Johnson & Johnson                                     55,900           3,626
   Kellogg                                               26,100           1,372
   Laboratory Corp of America
      Holdings*                                          10,400             766
   Liberty Global, Cl A*                                 15,100             515
   Lockheed Martin                                        7,300             725
   M&T Bank                                              13,400           1,078
   Magellan Health Services*                             11,600             460
   McClatchy, Cl A                                       67,700             724
   Medco Health Solutions*                               16,800             736
   Medtronic                                             47,600           2,302
   Newmont Mining                                        16,100             729
   NiSource                                              49,900             860

--------------------------------------------------------------------------------
                                            Shares/ Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Northrop Grumman                                      10,000   $         778
   PAM Transportation Services*                           6,200              96
   Patterson*                                            19,100             693
   PepsiCo                                               48,200           3,480
   Pfizer                                                29,100             609
   Philip Morris International*                           5,600             283
   PPL                                                   15,800             726
   Premier Exhibitions*                                   7,900              48
   Procter & Gamble                                      11,400             799
   Progressive                                          100,300           1,612
   Public Service Enterprise Group                       17,400             699
   Pulte Homes                                           24,000             349
   Quest Diagnostics                                     38,700           1,752
   Rohm & Haas                                           12,500             676
   Rollins                                               14,850             263
   Safeco                                                18,100             794
   Safeway                                               14,892             437
   Southern                                              60,300           2,147
   Southwest Airlines                                   118,100           1,464
   Suburban Propane Partners L.P.                        17,100             664
   Symantec*                                             36,700             610
   TEPPCO Partners L.P.                                   6,900             238
   TJX                                                   49,100           1,624
   United Parcel Service, Cl B                            3,200             234
   UnitedHealth Group                                    16,000             550
   Wal-Mart Stores                                       71,000           3,740
   Washington Mutual                                     24,600             253
   Washington Post, Cl B                                  1,300             860
   WellPoint*                                             9,800             433
   Wells Fargo                                           65,800           1,915
   Western Digital*                                      37,400           1,011
   Whole Foods Market                                     1,500              49
   Zions Bancorporation                                  28,200           1,285
                                                                  --------------
                                                                         79,199
                                                                  --------------

Total Common Stock
   (Cost $230,958) ($ Thousands)                                        229,294
                                                                  --------------

U.S. TREASURY OBLIGATION (A) -- 0.1%
   U.S. Treasury Bill
      2.167%, 05/22/08                            $         330             330
                                                                  --------------

Total U.S. Treasury Obligation
   (Cost $329) ($ Thousands)                                                330
                                                                  --------------

Total Investments -- 98.9%
   (Cost $231,287) ($ Thousands)                                  $     229,624
                                                                  ==============


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        109

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund (Concluded)
March 31, 2008

A summary of the open futures contracts held by the Fund at March 31, 2008, is as follows (see Note 2 in Notes to Financial Statements):

--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                      NUMBER OF                    APPRECIATION
TYPE OF                               CONTRACTS      EXPIRATION   (DEPRECIATION)
CONTRACT                            LONG (SHORT)           DATE    ($ THOUSANDS)
--------------------------------------------------------------------------------
FTSE 100 Index                                4        Jun-2008        $      7
Hang Seng Index                               1        Jun-2008               1
SPI 200 Index                                 3        Jun-2008               9
Topix Index                                   5        Jun-2008              (5)
                                                                       --------
                                                                       $     12
                                                                       ========

A summary of the outstanding forward foreign currency contracts held by the Fund at March 31, 2008, is as follows (see Note 2 in Notes to Financial Statements):

--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                 CURRENCY              CURRENCY    APPRECIATION
MATURITY                       TO DELIVER            TO RECEIVE   (DEPRECIATION)
DATE                         ($ THOUSANDS)         ($ THOUSANDS)   ($ THOUSANDS)
--------------------------------------------------------------------------------
04/28/08                  AUD       5,811    USD          5,322       $      36
04/28/08                  CAD       9,562    USD         13,626             104
04/28/08                  EUR      25,246    USD         39,717            (221)
04/28/08                  GBP       4,153    USD          8,294              56
04/28/08                  JPY   7,411,540    USD         74,867             271
04/28/08                  USD          37    AUD             40              --
04/28/08                  USD          23    CAD             23              --
04/28/08                  USD       1,108    EUR            702               3
04/28/08                  USD          83    GBP             42              --
04/28/08                  USD       1,802    JPY        178,613              (4)
                                                                       --------
                                                                       $    245
                                                                       ========

Percentages are based on Net Assets of $232,074 ($ Thousands).

*     Non-Income Producing Security.

+     Real Estate Investment Trust.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

AUD -- Australian Dollar
CAD -- Canadian Dollar
Cl -- Class
EUR -- Euro
GBP -- British Pound Sterling
JPY -- Japanese Yen
L.P. -- Limited Partnership
USD -- United States Dollar

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
110        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Managed Volatility Fund
March 31, 2008
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS#:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Consumer Staples                                                          19.0%
Health Care                                                               18.3%
Utilities                                                                 10.8%
Industrials                                                               10.1%
Financials                                                                 8.8%
Consumer Discretionary                                                     7.2%
Short-Term Investment                                                      5.6%
Energy                                                                     4.4%
Information Technology                                                     4.4%
Exchange Traded Fund                                                       4.2%
Telecommunication Services                                                 3.8%
Materials                                                                  2.7%
U.S. Treasury Obligation                                                   0.7%

#     Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 89.1%

CONSUMER DISCRETIONARY -- 7.2%
   Autoliv                                                3,900   $         196
   Career Education*                                      2,900              37
   Choice Hotels International                            6,600             225
   Dillard's, Cl A                                        3,700              64
   DIRECTV Group*                                        10,300             255
   Fortune Brands                                         1,801             125
   Genuine Parts                                          4,600             185
   Harte-Hanks                                            1,900              26
   International Speedway, Cl A                          10,549             435
   ITT Educational Services*                              4,300             197
   Jack in the Box*                                       1,000              27
   JC Penney*                                             4,100             155
   Lamar Advertising, Cl A                                6,300             226
   McGraw-Hill                                            6,700             248
   Meredith                                               5,924             227
   Pacific Sunwear Of California*                         1,600              20
   Panera Bread, Cl A*                                      600              25
   Penn National Gaming*                                  2,800             122
   Polaris Industries                                       900              37
   Shaw Communications, Cl B*                            11,600             211
   Starwood Hotels & Resorts Worldwide                    5,400             279
   TRW Automotive Holdings*                               8,500             199
   Tupperware Brands*                                     6,000             232
   Washington Post, Cl B                                  1,077             712
   Weight Watchers International                          4,200             195
                                                                  --------------
                                                                          4,660
                                                                  --------------
CONSUMER STAPLES -- 18.9%
   Altria Group                                           2,841              63
   Anheuser-Busch                                        17,099             811
   Brown-Forman, Cl B                                     7,218             478
   Campbell Soup                                          2,529              86
   Church & Dwight                                       15,326             831
   Clorox                                                 4,144             235

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Coca-Cola                                              4,665   $         284
   Colgate-Palmolive                                     11,082             863
   General Mills                                         19,082           1,143
   Hansen Natural*                                        6,500             229
   Hershey                                               10,225             385
   HJ Heinz                                               9,923             466
   Hormel Foods                                          19,651             819
   JM Smucker                                            14,627             740
   Kellogg                                               20,871           1,097
   Kimberly-Clark                                        12,087             780
   McCormick                                             14,623             541
   Molson Coors Brewing, Cl B                             4,400             231
   Pepsi Bottling Group                                   4,400             149
   PepsiCo                                                3,380             244
   Philip Morris International*                           2,841             144
   Procter & Gamble                                      11,397             799
   Reynolds American                                     12,445             735
   WM Wrigley Jr                                          1,528              96
                                                                  --------------
                                                                         12,249
                                                                  --------------
ENERGY -- 4.4%
   Berry Petroleum, Cl A                                  5,300             246
   Cameco*                                                7,100             234
   Chevron                                                  700              60
   Enbridge*                                              4,000             165
   Exxon Mobil                                            3,900             330
   Imperial Oil                                           3,900             204
   Nexen                                                  9,700             287
   Petro-Canada*                                          6,000             261
   SEACOR Holdings*                                      10,733             916
   TransCanada*                                           3,100             119
                                                                  --------------
                                                                          2,822
                                                                  --------------
FINANCIALS -- 8.7%
   Alleghany*                                                11               4
   American National Insurance                            2,555             273
   Bancorpsouth                                           9,800             227
   Capitol Federal Financial                             19,929             747
   Colonial BancGroup                                     7,000              67
   Commerce Bancshares                                    6,471             272
   Credicorp                                              1,700             122
   East West Bancorp                                      2,100              37
   Erie Indemnity, Cl A                                   9,243             473
   Federated Investors, Cl B                              5,800             227
   Fulton Financial                                      17,100             210
   Investment Technology Group*                           4,000             185
   Jones Lang LaSalle                                     2,000             155
   Liberty Media - Capital, Ser A*                       14,360             226
   Markel*                                                  430             189
   Mercury General                                        5,780             256
   Popular                                               15,800             184
   RenaissanceRe Holdings                                 4,400             228
   Safeco                                                 5,800             255


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        111

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Managed Volatility Fund (Concluded)
March 31, 2008
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Stancorp Financial Group                               5,300   $         253
   Valley National Bancorp                                9,700             186
   Wesco Financial                                        1,547             625
   Whitney Holding                                        2,200              55
   Willis Group Holdings                                  5,400             181
                                                                  --------------
                                                                          5,637
                                                                  --------------
HEALTH CARE -- 18.2%
   Abbott Laboratories                                    7,861             433
   Alcon                                                  2,100             299
   AmerisourceBergen                                      6,000             246
   Becton Dickinson                                       3,248             279
   BioMarin Pharmaceuticals*                              7,000             248
   Brookdale Senior Living                               10,407             249
   Celgene*                                               1,200              74
   Charles River Laboratories International*              4,200             248
   Covance*                                              10,180             845
   Coventry Health Care*                                  2,100              85
   CR Bard                                                4,152             400
   Dentsply International                                20,599             795
   Edwards Lifesciences*                                  6,537             291
   Eli Lilly                                                 46               2
   Endo Pharmaceuticals Holdings*                         7,100             170
   Genzyme*                                               1,700             127
   Henry Schein*                                         12,615             724
   Hillenbrand Industries                                14,959             715
   Idexx Laboratories*                                   12,016             592
   ImClone Systems*                                       2,100              89
   Immucor*                                               7,300             156
   Johnson & Johnson                                     12,583             816
   King Pharmaceuticals*                                 24,500             213
   Laboratory of America Holdings*                        8,460             623
   Lincare Holdings*                                     10,844             305
   McKesson                                               4,800             251
   Medtronic                                              4,015             194
   Onyx Pharmaceuticals*                                  3,100              90
   Patterson*                                            16,206             588
   Perrigo                                                6,800             257
   Quest Diagnostics                                      2,548             115
   Techne*                                               11,617             782
   Universal Health Services, Cl B                        5,233             281
   WellPoint*                                             2,909             128
   Wyeth                                                  1,935              81
                                                                  --------------
                                                                         11,791
                                                                  --------------
INDUSTRIALS -- 10.1%
   Alexander & Baldwin                                      600              26
   Alliant Techsystems*                                   1,400             145
   Amerco*                                                  400              23
   CH Robinson Worldwide                                  4,200             229

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Clarcor                                                5,800   $         206
   Dun & Bradstreet                                       6,357             517
   Gardner Denver*                                        5,700             212
   GATX                                                   1,800              70
   General Cable*                                         4,000             236
   Granite Construction                                   1,300              43
   Hubbell, Cl B                                          1,200              52
   JetBlue Airways*                                       5,900              34
   Landstar System                                        4,500             235
   Lennox International                                   5,600             201
   Lincoln Electric Holdings                              2,800             181
   Northrop Grumman                                       9,907             771
   Pitney Bowes                                          18,830             659
   Republic Services                                     22,132             647
   Ritchie Bros. Auctioneers                              3,000             246
   Robert Half International                              9,400             242
   Stericycle*                                           15,443             795
   Union Pacific                                          1,300             163
   United Parcel Service, Cl B                            3,090             226
   Valmont Industries                                     2,000             176
   Woodward Governor                                      6,800             182
                                                                  --------------
                                                                          6,517
                                                                  --------------
INFORMATION TECHNOLOGY -- 4.4%
   Acxiom                                                 2,600              31
   Adtran                                                 1,400              26
   Affiliated Computer Services, Cl A*                    4,600             230
   Diebold                                               10,921             410
   Factset Research Systems                               5,100             275
   Flir Systems*                                          3,200              96
   Hewitt Associates, Cl A*                               6,100             243
   Ingram Micro, Cl A*                                   14,200             225
   Jack Henry & Associates                                4,200             104
   Lexmark International, Cl A*                           6,000             184
   Microchip Technology                                   2,181              71
   National Instruments                                   2,714              71
   Qualcomm                                               6,100             250
   Silicon Laboratories*                                  1,200              38
   Sybase*                                                7,100             187
   Tech Data*                                             4,222             138
   Zebra Technologies, Cl A*                              8,080             269
                                                                  --------------
                                                                          2,848
                                                                  --------------
MATERIALS -- 2.7%
   Aptargroup                                             6,300             245
   Bemis                                                  7,200             183
   Eagle Materials                                        1,300              46
   Greif, Cl A                                            3,200             217
   Martin Marietta Materials                              1,200             128
   Methanex                                               4,900             128
   Newmont Mining                                         7,309             331
   Nova Chemicals                                         4,200             100


--------------------------------------------------------------------------------
112        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Packaging of America                                   9,800   $         219
   Sonoco Products                                        4,800             138
                                                                  --------------
                                                                          1,735
                                                                  --------------
TELECOMMUNICATION SERVICES -- 3.7%
   AT&T                                                   8,900             341
   CenturyTel                                            13,723             456
   Citizens Communications                               19,808             208
   Sprint Nextel                                         47,900             321
   Telephone & Data Systems                              12,481             490
   US Cellular*                                           5,821             320
   Verizon Communications                                 7,800             284
                                                                  --------------
                                                                          2,420
                                                                  --------------
UTILITIES -- 10.8%
   AGL Resources                                          5,500             189
   Alliant Energy                                         6,800             238
   Ameren                                                14,035             618
   Atmos Energy                                           8,400             214
   Consolidated Edison                                    5,488             218
   DPL                                                    4,700             121
   DTE Energy                                             6,000             233
   Edison International                                   4,600             225
   Energen                                                1,800             112
   Great Plains Energy                                    9,227             227
   Hawaiian Electric Industries                          17,164             410
   MDU Resources Group                                   10,000             246
   NiSource                                              13,900             240
   NSTAR                                                  7,600             231
   OGE Energy                                            18,046             563
   Pepco Holdings                                        10,600             262
   PG&E                                                   7,200             265
   Puget Energy                                           6,561             170
   SCANA                                                 18,224             667
   Southern                                               8,793             313
   TECO Energy                                           16,300             260
   Vectren                                               17,344             465
   Westar Energy                                          9,700             221
   Wisconsin Energy                                       5,600             246
                                                                  --------------
                                                                          6,954
                                                                  --------------
Total Common Stock
   (Cost $60,389) ($ Thousands)                                          57,633
                                                                  --------------

EXCHANGE TRADED FUND -- 4.2%
   SPDR Trust, Ser 1                                     20,500           2,706
                                                                  --------------
Total Exchange Traded Fund
   (Cost $2,789) ($ Thousands)                                            2,706
                                                                  --------------

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CASH EQUIVALENT**++ -- 5.6%
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 3.190%                                    3,599,657   $       3,600
                                                                  --------------
Total Cash Equivalent
   (Cost $3,600) ($ Thousands)                                            3,600
                                                                  --------------

U.S. TREASURY OBLIGATION (A) -- 0.7%
   U.S. Treasury Bill
         2.167%, 05/22/08                    $              455             454
                                                                  --------------
Total U.S. Treasury Obligation
   (Cost $453) ($ Thousands)                                                454
                                                                  --------------
Total Investments -- 99.6%
   (Cost $67,231) ($ Thousands)                                   $      64,393
                                                                  ==============

A summary of the open futures contracts held by the Fund at March 31, 2008, is as follows (see Note 2 in Notes to Financial Statements):

--------------------------------------------------------------------------------
                                         NUMBER OF                   UNREALIZED
TYPE OF                                  CONTRACTS   EXPIRATION    APPRECIATION
CONTRACT                              LONG (SHORT)         DATE   ($ THOUSANDS)
--------------------------------------------------------------------------------
S&P 500 Index E-MINI                            58     Jun-2008   $          46
                                                                  ==============

Percentages are based on Net Assets of $64,623 ($ Thousands).

*     Non-Income Producing Security.

**    Rate shown is the 7-day effective yield as of March 31, 2008.

++    Investment in Affiliated Security (see Note 3).

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

Cl -- Class
Ser -- Series

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        113

SCHEDULE OF INVESTMENTS (Unaudited)

Real Estate Fund
March 31, 2008
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS#:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Financials                                                                63.0%
Short-Term Investments                                                    32.9%
Consumer Discretionary                                                     3.2%
Health Care                                                                0.9%

# Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.8%

CONSUMER DISCRETIONARY -- 4.7%
   Marriott International, Cl A (A)                     122,300   $       4,202
   Starwood Hotels & Resorts Worldwide                  142,400           7,369
                                                                  --------------
                                                                         11,571
                                                                  --------------
FINANCIALS -- 90.7%
   Acadia Realty Trust+                                  40,500             978
   AMB Property+                                        147,700           8,038
   AvalonBay Communities+ (A)                            68,100           6,573
   Boston Properties+ (A)                               164,483          15,144
   British Land (United Kingdom)+                       102,199           1,864
   Brookfield Asset Management, Cl A*                    68,300           1,832
   Brookfield Properties                                 35,000             676
   Camden Property Trust+ (A)                           130,800           6,566
   CBL & Associates Properties+                          23,400             551
   Corporate Office Properties Trust+                   121,600           4,087
   Dawnay Day Sirius (United Kingdom)*                  490,201             520
   Dawnay Day Treveria (United Kingdom)*                473,984             496
   Douglas Emmett+ (A)                                  203,225           4,483
   Duke Realty+                                         159,700           3,643
   Equity Residential+ (A)                              474,000          19,666
   Essex Property Trust+ (A)                             37,800           4,308
   Extra Space Storage+ (A)                             157,500           2,550
   Federal Realty Investment Trust+ (A)                  67,500           5,262
   Forest City Enterprises, Cl A                         93,900           3,456
   General Growth Properties+ (A)                       326,910          12,478
   Hammerson (United Kingdom)+                          125,464           2,778
   HCP+ (A)                                             116,800           3,949
   Host Hotels & Resorts+ (A)                           686,494          10,929
   Kimco Realty+ (A)                                    298,900          11,708
   LaSalle Hotel Properties+                             37,500           1,077
   Liberty Property Trust+ (A)                           74,000           2,302
   Macerich+ (A)                                         69,100           4,856
   Mack-Cali Realty+                                    137,300           4,903
   Prologis+ (A)                                        158,100           9,306
   PS Business Parks+                                    40,305           2,092
   Public Storage+                                       60,054           5,322
   Saul Centers+ (A)                                     27,300           1,372
   Simon Property Group+ (A)                            231,450          21,504
   SL Green Realty+ (A)                                  55,700           4,538

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Strategic Hotels & Resorts+ (A)                      201,700   $       2,648
   Sunstone Hotel Investors+ (A)                         49,300             789
   Taubman Centers+                                      76,650           3,993
   Thomas Properties Group                               71,458             627
   Unibail (France)+                                     14,023           3,622
   Ventas+                                              111,100           4,990
   Verde Realty PIPE (D) (E)*                            21,400             706
   Vornado Realty Trust+ (A)                            140,100          12,078
   Weingarten Realty Investors+ (A)                     143,200           4,932
                                                                  --------------
                                                                        224,192
                                                                  --------------
HEALTH CARE -- 1.4%
   Brookdale Senior Living (A)                           97,800           2,337
   Sunrise Senior Living (A)*                            48,700           1,085
                                                                  --------------
                                                                          3,422
                                                                  --------------
Total Common Stock
   (Cost $232,897) ($ Thousands)                                        239,185
                                                                  --------------

CORPORATE OBLIGATION (B) (C) -- 0.8%

FINANCIALS -- 0.8%
   SLM MTN, Ser S
         2.827%, 04/14/08                    $            2,068           2,068
                                                                  --------------
Total Corporate Obligation
   (Cost $2,068) ($ Thousands)                                            2,068
                                                                  --------------

CASH EQUIVALENTS**++ -- 47.8%
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 3.190%                                    7,318,935           7,319
   SEI Liquidity Fund L.P.,
      3.200% (B)                                    110,801,048         110,801
                                                                  --------------
Total Cash Equivalents
   (Cost $118,120) ($ Thousands)                                        118,120
                                                                  --------------
Total Investments -- 145.4%
   (Cost $353,085) ($ Thousands)                                  $     359,373
                                                                  ==============


--------------------------------------------------------------------------------
114        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------

Description
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $247,097 ($ Thousands).

*     Non-Income Producing Security.

**    Rate shown is the 7-day effective yield as of March 31, 2008.

+     Real Estate Investment Trust.

++    Investment in Affiliated Security (see Note 3).

(A) This security or a partial position of this security is on loan at March 31, 2008 (see Note 7). The total value of securities on loan at March 31, 2008 was $110,373 ($ Thousands).

(B) This security was purchased with cash collateral held from securities on loan (see Note 7). The total value of such securities as of March 31, 2008 was $112,869 ($ Thousands).

(C) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2008.

(D) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities at March 31, 2008 was $706 ($ Thousands) and represented 0.29% of Net Assets.

(E) Securities considered illiquid and restricted. The total value of such securities at March 31, 2008 was $706 ($ Thousands) and represented 0.29% of Net Assets.

Cl -- Class
L.P. -- Limited Partnership
MTN -- Medium Term Note
PIPE -- Public Investment in Public Entity
Ser -- Series

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        115

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund
March 31, 2008
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS#:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Loan Participations                                                       31.6%
Mortgage-Backed Securities                                                24.6%
Asset-Backed Securities                                                   22.0%
Corporate Obligations                                                     11.8%
Time Deposits                                                              6.5%
Short-Term Investments                                                     3.5%

#     Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES -- 24.1%

AGENCY MORTGAGE-BACKED OBLIGATIONS -- 5.1%
   FHLMC
         6.000%, 09/01/26                         $       1,188   $       1,223
   FHLMC CMO STRIPS, Ser 245, Cl IO
         5.000%, 05/15/37                                 1,650             369
   FNMA
         6.500%, 09/01/26                                   658             683
         6.000%, 11/01/14-01/01/27                        9,234           9,504
   FNMA TBA
         6.000%, 10/01/26                                 7,123           7,325
                                                                  --------------
                                                                         19,104
                                                                  --------------
NON-AGENCY MORTGAGE-BACKED
OBLIGATIONS -- 19.0%
   American Tower Trust, Ser 2007-1A,
      Cl D
         5.957%, 04/15/37                                 1,250           1,150
   Arkle Master Issuer PLC, Ser 2006-1A,
      Cl 3M (C)
         3.260%, 05/20/08                                 1,000             928
   Banc of America Funding, Ser 2005-F,
      Cl 4A1 (C)
         5.349%, 04/01/08                                 2,446           2,078
   Banc of America Mortgage Securities,
      Ser 2005-I, Cl 2A1 (C)
         4.867%, 04/01/08                                   720             688
   Bank of America Mortgage Securities,
      Ser 2004-J, Cl 2A1 (C)
         4.760%, 04/01/08                                   367             366
   Bank of America Mortgage Securities,
      Ser 2005-C, Cl 2A2 (C)
         4.713%, 04/01/08                                 1,014           1,012
   Bayview Commercial Asset Trust,
      Ser 2006-4A, Cl A2 (C)
         3.405%, 12/25/36                                   555             495
   Bear Stearns Adjustable Rate Mortgage
      Trust, Ser 2005-12, Cl 11A1 (C)
         5.450%, 04/01/08                                   782             787

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Bear Stearns Adjustable Rate Mortgage
      Trust, Ser 2005-6, Cl 3A1 (C)
         5.284%, 04/01/08                         $       1,859   $       1,585
   Citigroup Commercial Mortgage Trust,
      Ser 2006-FL2, Cl D (C)
         3.028%, 04/14/08                                   400             357
   Citigroup Commercial Mortgage Trust,
      Ser 2007-FL3A, Cl J (C)
         3.770%, 04/30/08                                   775             536
   Citigroup Mortgage Loan Trust,
      Ser 2004-HYB3, Cl 1A (C)
         5.737%, 04/01/08                                   239             237
   Citigroup Mortgage Loan Trust,
      Ser 2006-AR1, Cl 1A1 (C)
         4.900%, 10/25/35                                   755             720
   Commercial Mortgage Pass-Through
      Certificate, Ser 2006-FL12, Cl A2 (C)
         3.221%, 04/15/08                                 1,028             979
   Countrywide Home Loans,
      Ser 2005-22, Cl 2A1 (C)
         5.256%, 11/25/35                                   805             675
   Countrywide Home Loans,
      Ser 2005-HY10, Cl 3A1A (C)
         5.376%, 04/01/08                                   527             433
   Crown Castle Towers LLC, Ser 2006-1A,
      Cl E
         6.065%, 11/15/36                                 1,775           1,607
   Crusade Global Trust, Ser 2004-2,
      Cl A1 (C)
         3.200%, 11/19/37                                   209             209
   Crusade Global Trust, Ser 2007-1,
      Cl A1 (C)
         3.954%, 04/19/38                                 1,284           1,205
   Diversified REIT Trust, Ser 1999-1A,
      Cl A2
         6.780%, 03/18/11                                   255             257
   First Horizon Alternative Mortgage Trust,
      Ser 2005-AA3, Cl 3A1 (C)
         5.348%, 04/01/08                                 1,435           1,452
   First Horizon Mortgage Pass-Through
      Certificate, Ser 2005-AR4, Cl 2A1 (C)
         5.327%, 10/25/35                                 1,186           1,138
   GE Commercial Loan Trust, Ser 2006-3,
      Cl C (B) (C)
         4.444%, 04/19/08                                   429             357
   GS Mortgage Securities, Ser 2007-EOP,
      Cl K (C)
         4.130%, 04/06/08                                   380             301
   GSR Mortgage Loan Trust,
      Ser 2005-AR2, Cl 1A2 (C)
         6.459%, 04/01/08                                   402             367
   GSR Mortgage Loan Trust,
      Ser 2006-AR2, Cl 3A1 (C)
         5.748%, 04/25/36                                 1,004             965


--------------------------------------------------------------------------------
116        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   GSR Mortgage Loan Trust,
      Ser 2007-AR2, Cl 1A1 (C)
         5.789%, 05/25/37                         $       2,178   $       2,064
   Gracechurch Mortgage Financing PLC,
      Ser 2007-1A, Cl 2D1 (C)
         3.460%, 11/20/56                                 1,195           1,021
   Granite Master Issuer PLC, Ser 2006-3,
      Cl M1 (C)
         4.074%, 04/22/08                                   570             477
   Granite Master Issuer PLC, Ser 2007-1,
      Cl 1C1 (C)
         2.840%, 04/24/08                                   410             353
   Granite Master Issuer PLC, Ser 2007-2,
      Cl 2C1 (C)
         4.428%, 12/17/54                                   525             337
   Greenwich Capital Commercial Funding,
      Ser 2006-FL4A, Cl C
         3.316%, 11/05/21                                   810             710
   Harborview Mortgage Loan Trust,
      Ser 2005-14, Cl 3A1A (C)
         5.299%, 12/19/35                                 1,649           1,583
   Holmes Master Issuer PLC, Ser 2007-1,
      Cl 1C1 (C)
         4.538%, 04/16/08                                   475             463
   Holmes Master Issuer PLC, Ser 2007-2A,
      Cl 1C (C)
         4.488%, 04/16/08                                   900             857
   IMPAC CMB Trust, Ser 2005-1,
      Cl 1A1 (C)
         2.859%, 04/25/08                                   446             330
   IMPAC CMB Trust, Ser 2005-4,
      Cl 1M1 (C)
         3.565%, 04/25/08                                   697             390
   Interstar Millennium Trust,
      Ser 2002-1G, Cl A2 (C)
         4.826%, 07/07/34                                   130             125
   JPMorgan Chase Commercial Mortgage
      Trust, Ser 2006-FL2A, Cl J (C)
         3.771%, 11/15/18                                 1,971           1,576
   JPMorgan Mortgage Trust,
      Ser 2006-A6, Cl 4A1 (C)
         5.251%, 10/25/36                                 1,121           1,074
   JPMorgan Mortgage Trust, Ser 2007-A3,
      Cl 1A1 (C)
         5.478%, 04/01/08                                 2,127           2,009
   Leek Finance PLC, Ser 18A, Cl A2B (C)
         5.040%, 06/21/08                                   500             485
   MLCC Mortgage Investors, Ser 2006-1,
      Cl 2A1 (C)
         5.386%, 04/01/08                                 1,269           1,214
   Master Adjustable Rate Mortgage,
      Ser 2004-12, Cl 5A1 (C)
         6.440%, 04/01/08                                   114             114

--------------------------------------------------------------------------------
                                                    Face Amount   Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Merrill Lynch Mortgage Investors,
      Ser 2005-A2, Cl A2 (C)
         4.489%, 04/01/08                         $       1,782   $       1,628
   Merrill Lynch Mortgage Investors,
      Ser 2005-A1, Cl 1A (C)
         6.058%, 04/01/08                                   455             458
   Merrill Lynch Mortgage Investors,
      Ser 2005-A9, Cl 2A1A (C)
         5.134%, 04/01/08                                 1,665           1,621
   Merrill Lynch Mortgage Investors,
      Ser 2005-A9, Cl 2A1E (C)
         5.134%, 12/25/35                                 2,211           2,119
   Merrill Lynch Mortgage-Backed
      Securities Trust, Ser 2007-2,
      Cl 1A1 (C)
         5.800%, 04/01/08                                 2,264           2,156
   Morgan Stanley Capital I,
      Ser 2007-XLFA, Cl C (C)
         3.282%, 10/15/20                                 1,025             875
   MortgageIT Trust, Ser 2005-5, Cl A1 (C)
         2.859%, 04/25/08                                 1,486           1,201
   Permanent Master Issuer PLC,
      Ser 2006-1, Cl 2C (C)
         4.660%, 04/16/08                                   700             668
   Prudential Commercial Mortgage Trust,
      Ser 2003-PWR1, Cl A1
         3.669%, 02/11/36                                   793             770
   Residential Funding Mortgage Securities
      I, Ser 2007-SA2, Cl 2A1 (C)
         5.678%, 04/25/37                                 2,153           2,039
   Residential Funding Mortgage Securities,
      Ser 2006-SA1, Cl 1A1 (C)
         5.675%, 02/25/36                                   626             523
   Residential Funding Mortgage Securities,
      Ser 2007-SA2, Cl 2A2 (C)
         5.675%, 04/01/08                                 1,045             990
   Sequoia Mortgage Trust, Ser 2004-10,
      Cl A2 (C)
         3.434%, 04/20/08                                   297             294
   Sequoia Mortgage Trust, Ser 2004-11,
      Cl A1 (C)
         3.414%, 04/20/08                                   223             211
   Sequoia Mortgage Trust, Ser 2005-2,
      Cl A1 (C)
         3.334%, 04/20/08                                   141             129
   Sequoia Mortgage Trust, Ser 2007-1,
      Cl 2A1 (C)
         5.787%, 04/20/08                                 2,148           2,038
   Washington Mutual Mortgage Pass-
      Through Certificate, Ser 2003-AR10,
      Cl A6 (C)
         4.055%, 04/01/08                                 1,500           1,497


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        117

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Washington Mutual Mortgage Pass-
      Through Certificate, Ser 2004-AR5,
      Cl A6 (C)
         3.842%, 04/01/08                         $       1,200   $       1,213
   Washington Mutual Mortgage Pass-
      Through Certificate, Ser 2005-AR14,
      Cl 1A4 (C)
         5.056%, 12/25/35                                 2,260           2,162
   Washington Mutual Mortgage Pass-
      Through Certificate, Ser 2005-AR3,
      Cl A2 (C)
         4.637%, 04/01/08                                 1,338           1,198
   Washington Mutual Mortgage Pass-
      Through Certificate, Ser 2006-AR2,
      Cl 1A1 (C)
         5.309%, 04/01/08                                   750             716
   Wells Fargo Mortgage-Backed Securities
      Trust, Ser 2005-AR4, Cl 2A2 (C)
         4.520%, 04/01/08                                   514             480
   Wells Fargo Mortgage-Backed Securities
      Trust, Ser 2006-AR10, Cl 2A1 (C)
         5.650%, 04/01/08                                 1,217           1,166
   Wells Fargo Mortgage-Backed Securities
      Trust, Ser 2006-AR10, Cl 4A1 (C)
         5.565%, 07/25/36                                 2,402           2,301
   Wells Fargo Mortgage-Backed Securities
      Trust, Ser 2006-AR16, Cl A1 (C)
         5.681%, 10/25/36                                 1,742           1,664
   Wells Fargo Mortgage-Backed Securities
      Trust, Ser 2006-AR5, Cl 2A1 (C)
         5.537%, 04/01/08                                 1,684           1,611
   Wells Fargo Mortgage-Backed Securities
      Trust, Ser 2006-AR6, Cl 3A1 (C)
         5.094%, 04/01/08                                    21              20
   Wells Fargo Mortgage-Backed Securities
      Trust, Ser 2006-AR8, Cl 2A1 (C)
         5.241%, 04/01/08                                 1,185           1,166
   Wells Fargo Mortgage-Backed Securities,
      Ser 2003-J, Cl 2A4 (C)
         4.451%, 10/25/33                                   265             260
   Wells Fargo Mortgage-Backed Securities,
      Ser 2004-BB, Cl A2 (C)
         4.558%, 04/01/08                                   768             708
   Wells Fargo Mortgage-Backed Securities,
      Ser 2005-AR1, Cl 2A1 (C)
         4.489%, 02/25/35                                   995             999
   Wells Fargo Mortgage-Backed Securities,
      Ser 2005-AR2, Cl 2A2 (C)
         4.550%, 04/01/08                                   876             850
                                                                  --------------
                                                                         71,797
                                                                  --------------
Total Mortgage-Backed Securities
   (Cost $96,157) ($ Thousands)                                          90,901
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 21.6%

AUTOMOTIVE -- 4.4%
   AESOP Funding II LLC, Ser 2003-4A,
      Cl A2
         2.860%, 08/20/09                         $         417   $         415
   AmeriCredit Automobile Receivables
      Trust, Ser 2006-1, Cl B
         5.200%, 03/06/11                                   830             831
   AmeriCredit Automobile Receivables
      Trust, Ser 2007-AX, Cl A4 (C)
         3.120%, 10/06/13                                   570             484
   AmeriCredit Prime Automobile
      Receivables, Ser 2007-1, Cl D
         5.520%, 01/08/12                                   775             745
   Americredit Automobile Receivables
      Trust, Ser 2007-AX, Cl A2
         5.290%, 04/06/08                                   233             232
   Capital Auto Receivables Asset Trust,
      Ser 2006-SN1A, Cl A2A
         5.400%, 01/20/09                                    19              19
   Capital Auto Receivables Asset Trust,
      Ser 2007-1, Cl B
         5.150%, 09/17/12                                   955             922
   Carmax Auto Owner Trust, Ser 2004-2,
      Cl D
         3.670%, 09/15/11                                   202             201
   Carmax Auto Owner Trust, Ser 2007-1,
      Cl C
         5.530%, 07/15/13                                   190             177
   Carmax Auto Owner Trust, Ser 2007-2,
      Cl B
         5.370%, 03/15/13                                 2,055           2,000
   Ford Credit Auto Owner Trust,
      Ser 2006-B, Cl A2A
         5.420%, 07/15/09                                   110             110
   Ford Credit Auto Owner Trust,
      Ser 2007-A, Cl C
         5.800%, 02/15/13                                   515             476
   Harley-Davidson Motorcycle Trust,
      Ser 2006-1, Cl B
         5.240%, 11/15/13                                 1,550           1,543
   Harley-Davidson Motorcycle Trust,
      Ser 2006-3, Cl B
         5.430%, 11/15/14                                   890             884
   Harley-Davidson Motorcycle Trust,
      Ser 2007-2, Cl B
         5.230%, 03/17/14                                 1,225           1,205
   Honda Auto Receivables Owners Trust,
      Ser 2004-3, Cl A4
         3.280%, 02/18/10                                   552             552
   Hyundai Auto Receivables Trust,
      Ser 2006-B, Cl D
         5.410%, 05/15/13                                   680             656


--------------------------------------------------------------------------------
118        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Hyundai Auto Receivables Trust,
      Ser 2007-A, Cl A3B (C)
         3.521%, 01/17/12                         $         645   $        635
   Merrill Auto Trust Securitization,
      Ser 2007-1, Cl C
         5.960%, 12/15/13                                 2,000           1,839
   Onyx Acceptance Owner Trust,
      Ser 2004-C, Cl A4
         3.500%, 12/15/11                                   280             278
   USAA Auto Owner Trust, Ser 2007-1,
      Cl B
         5.850%, 12/16/13                                 2,455           2,346
   Whole Auto Loan Trust, Ser 2003-1,
      Cl A4
         2.580%, 03/15/10                                    67              67
                                                                  --------------
                                                                         16,617
                                                                  --------------
CREDIT CARDS -- 8.5%
   Advanta Business Card Master Trust,
      Ser 2004-C1, Cl C (C)
         4.164%, 04/20/08                                   485             434
   Advanta Business Card Master Trust,
      Ser 2005-C1, Cl C1 (C)
         3.045%, 04/20/08                                   800             783
   Advanta Business Card Master Trust,
      Ser 2006-B2, Cl B2 (C)
         2.785%, 04/20/08                                 1,000             891
   Advanta Business Card Master Trust,
      Ser 2006-C1, Cl C1 (C)
         3.594%, 10/20/14                                 1,500           1,101
   Advanta Business Card Master Trust,
      Ser 2007-B1, Cl B (C)
         3.364%, 12/22/14                                 2,000           1,604
   American Express Credit Account Master
      Trust, Ser 2004-C, Cl C (C)
         3.620%, 04/15/08                                   381             373
   Bank One Issuance Trust, Ser 2003-C2,
      Cl C2 (C)
         4.261%, 04/16/08                                 2,100           2,100
   Bank of America Credit Card Trust,
      Ser 2006-C7, Cl C7 (C)
         3.050%, 04/15/08                                 1,000             925
   Cabela's Master Credit Card Trust,
      Ser 2006-3A, Cl C (C)
         3.521%, 04/15/08                                   520             462
   Capital One Master Trust, Ser 2002-1A,
      Cl B (C)
         3.721%, 11/15/11                                   525             519
   Capital One Multi-Asset Execution Trust,
      Ser 2003-B3, Cl B3
         4.500%, 06/15/11                                 1,500           1,504

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Capital One Multi-Asset Execution Trust,
      Ser 2005-B2, Cl B2 (C)
         2.968%, 04/15/08                         $       1,000   $       1,000
   Capital One Multi-Asset Execution Trust,
      Ser 2005-C1, Cl C1 (C)
         3.521%, 02/15/13                                 1,800           1,659
   Citibank Credit Card Issuance Trust,
      Ser 2006-C4, Cl C4 (C)
         3.295%, 01/09/12                                 1,800           1,669
   Citibank Credit Card Issuance Trust,
      Ser 2007-B5, Cl B5 (C)
         3.695%, 11/07/14                                 2,000           1,816
   Discover Card Master Trust I,
      Ser 2005-1, Cl B (C)
         2.970%, 04/18/08                                 1,500           1,500
   First National Master Note Trust,
      Ser 2007-1, Cl B (C)
         3.321%, 04/15/13                                 1,335           1,256
   First USA Credit Card Master Trust,
      Ser 1998-2, Cl C
         6.800%, 02/18/11                                 2,125           2,120
   GE Capital Credit Card Master Note
      Trust, Ser 2007-3, Cl C (C)
         3.421%, 06/15/13                                 3,000           2,737
   GE Capital Credit Card Master Note
      Trust, Ser 2007-4, Cl B (C)
         3.320%, 04/15/08                                 3,150           2,829
   MBNA Master Credit Card Trust,
      Ser 1997-B, Cl B (C)
         3.470%, 08/15/14                                 2,100           1,712
   MBNA Master Credit Card Trust,
      Ser 1999-J, Cl C
         7.850%, 02/15/12                                 1,500           1,527
   Washington Mutual Master Note Trust,
      Ser 2006-C2A, Cl C2 (B) (C)
         3.320%, 04/15/08                                   800             805
   Washington Mutual Master Note Trust,
      Ser 2006-C3A, C3A (C)
         3.200%, 04/10/08                                 1,000             894
                                                                  --------------
                                                                         32,220
                                                                  --------------
MORTGAGE RELATED SECURITIES -- 1.6%
   Ace Securities, Ser 2006-HE1, Cl M2 (C)
         3.535%, 04/27/08                                   515             231
   Ace Securities, Ser 2006-OP2,
      Cl A2B (C)
         3.245%, 08/25/36                                 1,000             820
   Asset Backed Funding Certificates,
      Ser 2006-OPT2, Cl A3B (C)
         2.709%, 04/25/08                                 1,100           1,017
   New Century Home Equity Loan Trust,
      Ser 2005-1, Cl A1MZ (C)
         3.425%, 04/25/08                                    35              32


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        119

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Option One Mortgage Loan Trust,
      Ser 2005-3, Cl M1 (C)
         3.605%, 04/25/08                         $         428   $         370
   Option One Mortgage Loan Trust,
      Ser 2007-2, Cl M1 (C)
         3.495%, 03/25/37                                 2,635             843
   Option One Mortgage Loan Trust,
      Ser 2007-FXD1, Cl 3A3 (C)
         5.611%, 01/25/37                                   285             229
   Option One Mortgage Loan Trust,
      Ser 2007-FXD2, Cl 2A1 (A)
         5.900%, 03/25/37                                 1,405           1,382
   Option One Mortgage Loan Trust,
      Ser 2007-HL1, Cl 2A1 (C)
         2.719%, 04/26/08                                 1,141           1,021
                                                                  --------------
                                                                          5,945
                                                                  --------------
OTHER ASSET-BACKED SECURITIES -- 7.1%
   ACAS Business Loan Trust,
      Ser 2006-1A, Cl A, (C)
         3.319%, 11/27/19                                 1,750           1,668
   ACAS Business Loan Trust,
      Ser 2007-1A, Cl C (C)
         3.920%, 04/24/08                                 1,916           1,683
   AICCO Premium Finance Master Trust,
      Ser 2007-AA, Cl C (C)
         3.521%, 04/15/08                                 1,245           1,125
   Babson CLO, Ser 2007-1A, Cl A1 (C)
         4.176%, 04/18/08                                 1,120             994
   Blackrock Senior Income Series,
      Ser 2006-4A, Cl C (C)
         4.574%, 04/20/19                                 1,930           1,324
   C-Bass, Ser 16A, Cl A (C)
         3.260%, 06/06/08                                   529             362
   CIT Equipment Collateral,
      Ser 2006-VT2, Cl C
         5.290%, 04/20/14                                   102             102
   Capital Trust Re CDO Ltd.,
      Ser 2006-4A, Cl A1 (C)
         3.424%, 10/20/43                                 1,143             914
   CapitalSource Commercial Loan Trust,
      Ser 2006-2A, Cl A1A (C)
         2.745%, 04/20/08                                   730             678
   CapitalSource Commercial Loan Trust,
      Ser 2007-1A, Cl C (C)
         3.764%, 03/20/17                                   553             439
   Citigroup Mortgage Loan Trust,
      Ser 2006-WFH3, Cl M1 (C)
         2.889%, 04/27/08                                   805             327
   Countrywide Asset-Backed Certificates,
      Ser 2005-13, Cl 3AV3 (C)
         3.385%, 04/25/08                                 1,310           1,249

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Asset-Backed Certificates,
      Ser 2006-18, Cl M1 (C)
         3.435%, 03/25/37                         $       1,000   $         411
   Countrywide Asset-Backed Certificates,
      Ser 2006-22, Cl M1 (C)
         3.365%, 05/25/37                                 1,500             402
   Countrywide Asset-Backed Certificates,
      Ser 2006-22, Cl M3 (C)
         3.445%, 05/25/37                                 1,000             140
   Domino's Pizza Master Issuer LLC,
      Ser 2007-1, Cl A2
         5.261%, 04/25/37                                 2,200           1,913
   First Franklin Mortgage Loan Asset,
      Ser 2007-FF1, Cl M2 (C)
         2.859%, 04/26/08                                 1,145             238
   GE Business Loan Trust, Ser 2003-2A,
      Cl B (C)
         4.121%, 11/15/31                                   110             100
   GE Business Loan Trust, Ser 2004-2A,
      Cl A (C)
         3.341%, 12/15/32                                   142             134
   GE Business Loan Trust, Ser 2004-2A,
      Cl B (C)
         3.601%, 12/15/32                                   106             104
   GE Business Loan Trust, Ser 2006-2A,
      Cl D (C)
         3.870%, 11/15/34                                   291             250
   GE Commercial Equipment Financing,
      Ser 2004-1, Cl B (C)
         3.314%, 04/20/08                                   591             587
   GE Dealer Floorplan Master Note Trust,
      Ser 2006-2, Cl C (C)
         3.544%, 04/20/13                                   460             377
   GMAC Mortgage Loan Trust,
      Ser 2006-HE4, Cl A2 (C)
         2.739%, 04/25/08                                 1,150           1,064
   JPMorgan Mortgage Acquisition,
      Ser 2006-CH1, Cl M1 (C)
         3.355%, 07/25/36                                   335             137
   JPMorgan Mortgage Acquisition,
      Ser 2006-CH2, Cl MV1 (C)
         3.345%, 10/25/36                                 1,125             448
   JPMorgan Mortgage Acquisition,
      Ser 2006-WMC3, Cl A4 (C)
         3.285%, 04/25/08                                 1,250             841
   JPMorgan Mortgage Acquisition,
      Ser 2007-CH3, Cl M3 (C)
         3.505%, 03/25/37                                   385              80
   John Deere Owner Trust, Ser 2007-A,
      Cl A2
         5.210%, 10/15/09                                   150             150
   Katonah, Ser 7A, Cl B (B) (C)
         3.485%, 05/15/08                                   700             574


--------------------------------------------------------------------------------
120        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Lambda Finance, Ser 2005-1A,
      Cl A3 (C)
          3.295%, 11/15/29                        $       1,600   $       1,508
   Marriott Vacation Club Owner Trust,
      Ser 2006-2A, Cl A
         5.362%, 10/20/28                                   179             186
   Marriott Vacation Club Owner Trust,
      Ser 2007-1A, Cl D
         6.135%, 05/20/29                                   818             820
   Mayport CLO, Ser 2006-1A, Cl A2L (C)
         3.440%, 02/22/20                                 1,005             811
   Mayport CLO, Ser 2006-1A, Cl A3L (C)
         3.730%, 02/22/20                                   270             199
   Merrill Lynch First Franklin Mortgage
      Loan Trust, Ser 2007-4, Cl M6 (C)
         3.835%, 07/25/37                                   505              58
   Prima, Ser 2006-1, Cl A1 (C)
         5.417%, 04/01/08                                 2,157           1,885
   Race Point CLO, Ser 2007-4A, Cl D (C)
         5.240%, 05/01/08                                   500             315
   Sierra Receivables Funding,
      Ser 2007-2A, Cl A2 (C)
         3.540%, 04/01/08                                 1,422           1,224
   Superior Wholesale Inventory Financing
      Trust, Ser 2007-AE1, Cl B (C)
         3.120%, 04/15/08                                   115             107
   Superior Wholesale Inventory Financing
      Trust, Ser 2007-AE1, Cl C (C)
         3.420%, 04/13/08                                   215             192
   Triton Container Finance LLC,
      Ser 2006-1A, Cl N (C)
         3.290%, 11/26/21                                   656             545
   Wadsworth CDO, Ser 2006-1A, Cl A2 (C)
         3.485%, 11/05/46                                   940              19
   Wadsworth CDO, Ser 2006-1A, Cl B (C)
         3.555%, 06/28/08                                   315               6
                                                                  --------------
                                                                         26,690
                                                                  --------------
Total Asset-Backed Securities
   (Cost $98,234) ($ Thousands)                                          81,472
                                                                  --------------
LOAN PARTICIPATIONS -- 30.5%
   Acquireco LLC (E)
         0.000%, 10/09/14                                    54               4
   Acquireco LLC, Ser B
         6.513%, 10/09/14                                   921             853
   Acquireco LLC, Ser B, Delayed Draw
         8.000%, 10/09/14                                    25              23
   Acument Global Tech
         8.860%, 08/11/13                                 1,982           1,824
   Alpha Topco
         7.093%, 12/31/13                                 2,500           2,193

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Alpha Topco, 2nd Lien
         8.218%, 06/30/14                         $       2,000   $       1,650
   Applied Systems
         7.854%, 09/26/13                                   496             457
   Barrington
         7.748%, 08/05/13                                   993             907
   Berry Plastics Holdings, Term C Loan
         7.360%, 04/03/15                                 1,990           1,692
   Big Dumpster Acquisition
         7.448%, 02/05/13                                   979             783
         1.000%, 02/05/13 (E)                                21               4
   Bio Tech Research Lab
         7.360%, 03/17/14                                   993             802
   CCS Medical
         8.820%, 09/30/12                                 1,967           1,670
         8.450%, 09/30/12                                 3,455           2,933
   Caritor
         7.080%, 05/17/13                                 1,856           1,373
   Caritor (Synthetic)
         7.080%, 05/11/13                                   140             103
   Cellnet Group
         7.360%, 07/22/11                                 1,999           1,739
   Cequel Communications, 1st Lien
         7.214%, 11/05/13                                 1,486           1,236
   Chiquita Brands
         7.875%, 06/28/12                                   880             866
   Clarke American, Tranche B
         7.330%, 03/09/14                                 2,000           1,607
   DTN
         8.370%, 08/15/14                                   993             943
   Delphi, Tranche B, 2nd Lien
         8.063%, 04/10/08                                 1,000             984
   Delphi, Tranche C, 1st Lien
         8.563%, 07/01/08                                 1,000             983
   Delta Air Lines, 2nd Lien
         8.082%, 04/30/14                                 1,998           1,564
   Dynea North, 1st Lien
         7.650%, 05/09/08                                 2,000           1,600
   Eddie Bauer
         8.380%, 04/01/14                                   995             836
   Emerson Reinsurance, Term A Loan
         7.110%, 12/15/11                                 1,300           1,170
   Emerson Reinsurance, Term B Loan
         8.360%, 12/15/11                                   500             450
   Emerson Reinsurance, Term C Loan
         10.640%, 12/15/11                                  200             180
   Euramax International, 1st Lien
         7.813%, 06/29/12                                 1,485           1,218
   Ferro
         7.219%, 06/06/12                                 2,339           2,164
         1.000%, 06/06/12 (E)                               644              48
   Foamex L.P., 1st Lien
         6.359%, 02/12/13                                 2,588           2,070


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        121

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Fontainebleau Miami
        11.703%, 06/06/12                         $       2,500   $       2,037
   Generac Acquisition
         9.250%, 11/15/13                                    20              16
   Ginn La Conduit Lender
         8.860%, 06/08/11                                   681             509
         5.098%, 06/08/11                                   315             236
   Ginn La Conduit Lender, 1st Lien,
      Tranche A
         5.098%, 06/08/11                                   315             236
   Ginn La Conduit Lender, 1st Lien,
      Tranche B
         8.698%, 06/08/11                                   681             509
   Global Petroleum
         9.855%, 07/26/13                                 1,980           1,901
   Graham Packaging Company L.P.,
      Term B Loan
         7.625%, 10/07/11                                    10               9
   Green Valley Ranch Gaming
         7.125%, 02/16/14                                   984             776
   Green Valley Ranch Gaming, 2nd Lien
         8.791%, 08/16/14                                 1,000             769
   II Exploration (Synthetic)
         9.250%, 10/28/13                                   150             130
   II Exploration, L.P., Term B Loan
         8.913%, 10/28/13                                   846             736
   Ipayment
         6.841%, 05/10/13                                 1,952           1,630
   JHT Holding
         10.116%, 12/21/12                                1,945           1,102
   Kuilima Resort
         12.000%, 09/30/10                                1,577           1,416
   LNR Property
         8.110%, 07/12/11                                 1,000             790
   LNR Property, Tranche B
         0.909%, 07/12/11                                 1,000             790
   Lake at Las Vegas
         15.460%, 06/20/12                                1,759             545
   Lake at Las Vegas (Synthetic)
         15.460%, 06/20/12                                  241              75
   Lake at Las Vegas Joint Venture
         11.210%, 06/24/08                                1,000             995
   Land Investors
         8.845%, 05/09/11                                   901             694
   Latham Manufacturing
         8.520%, 06/30/12                                   973             662
   Lifecare Holding
         8.360%, 08/11/12                                   496             422
   MGM Holding II
         8.610%, 04/08/12                                 2,985           2,351
   MGM Holdings II LOC, Tranche B
         8.610%, 04/08/12                                   292             230

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Medical Staffing Network, 1st Lien
         8.834%, 07/02/13                         $       1,000   $         980
   Michaels Stores
         7.638%, 10/31/13                                     8               6
   Misys Hospital Systems
         7.180%, 10/12/07                                   998             933
   Monitor Oil
         17.360%, 05/12/08                                1,000             450
   Monitor Oil, 2nd Lien (E)
         0.000%, 01/25/15                                    47              --
   Movie Gallery, 1st Lien
         12.250%, 03/08/12                                1,915           1,217
   Movie Gallery, 1st Lien (Synthetic)
         11.000%, 03/08/12                                   80              53
   National Cine Media LLC
         6.870%, 02/13/15                                 2,000           1,729
   National Money Mart
         8.050%, 10/30/12                                   422             384
         7.950%, 10/30/12                                   571             519
   Nep II
         7.448%, 02/16/14                                 1,990           1,771
   Northwest Airlines
         7.030%, 08/21/08                                   990             803
         6.970%, 08/21/13                                 1,000             811
   Penton Media
         7.240%, 02/01/13                                 1,493           1,127
   Pinnacle Foods Group
         7.483%, 04/19/14                                   995             866
   Pivotal Promontory LLC
         8.070%, 08/31/10                                 2,956           2,084
   Realogy (Synthetic)
         4.976%, 10/10/13                                   530             421
         0.000%, 10/10/13 (F)                               118              94
   Realogy, Term B Loan
         8.240%, 10/10/13                                 1,965           1,566
         0.000%, 10/10/13 (F)                               882             703
   Roofing Supply Group
         9.360%, 06/30/13                                   990             528
   Sabre
         7.608%, 09/30/14                                 4,374           3,585
         6.960%, 09/30/14                                 1,458           1,195
   Serena Software
         7.175%, 03/10/13                                 1,707           1,502
   Sirva Worldwide
         12.500%, 12/01/10                                1,787             804
         11.930%, 12/01/10                                1,000             450
   Sitel LLC
         7.850%, 01/30/14                                 2,916           2,303
   Spirit Finance
         8.356%, 07/15/13                                 2,500           1,884
         7.911%, 07/15/13                                 1,000             754
   Stratos Global
         8.110%, 02/13/12                                 1,980           1,831


--------------------------------------------------------------------------------
122        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   The Newark Group
         7.380%, 06/30/08                         $       1,667   $       1,417
         7.100%, 06/30/08                                   333             283
   Total Safety, Tranche B, 1st Lien
         8.329%, 12/08/12                                 1,000             950
   Totes Isotoner, 1st Lien
         7.747%, 01/31/13                                   746             634
         7.744%, 01/31/13                                 2,241           1,905
         7.741%, 01/31/13                                   993             844
   Travelport LLC (Synthetic) (F)
         0.000%, 08/23/13                                    95              83
   Travelport LLC, Term B Loan (F)
         0.000%, 08/23/13                                   742             642
   Tribune, Tranche B
         7.910%, 05/09/14                                     8               5
   US Airways Group
         7.355%, 03/19/14                                 6,500           4,636
   VNU
         6.964%, 08/01/13                                     3               2
   Venoco
         8.938%, 04/28/11                                 2,000           1,740
   Venoco, 2nd Lien
         8.938%, 05/07/14                                 1,000             870
   Verint Systems
         7.381%, 05/09/14                                 1,877           1,595
   Vertafore, 1st Lien
         8.005%, 01/31/12                                   498             428
   Waiccs Las Vegas 3 LLC, 1st Lien
         8.040%, 07/30/08                                 2,000           1,750
   Waiccs Las Vegas 3 LLC, 2nd Lien
         13.540%, 07/30/08                                2,000           1,750
   WideOpenWest Finance, 1st Lien
         7.932%, 06/01/14                                 3,000           2,460
         7.690%, 06/30/14                                 2,000           1,640
   WideOpenWest Finance, 2nd Lien
         11.448%, 06/27/15                                1,250             875
   Wm. Bolthouse Farms
         7.000%, 12/17/12                                 2,967           2,782
                                                                  --------------
Total Loan Participations
   (Cost $141,295) ($ Thousands)                                        115,139
                                                                  --------------
CORPORATE OBLIGATIONS -- 11.5%

CONSUMER DISCRETIONARY -- 0.8%
   COX Communications
         4.625%, 06/01/13                                 1,500           1,441
   Harrah's Operating
         5.500%, 07/01/10                                 1,000             875
   Univision Communications
         3.875%, 10/15/08                                   825             803
                                                                  --------------
                                                                          3,119
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
FINANCIALS -- 8.4%
   BTM Holding (B) (C)
      4.760%, 07/21/15                            $       1,000   $         995
   Banco Santander Chile (B) (C)
         5.496%, 06/09/08                                 1,750           1,689
   Capmark Financial Group (B) (C)
         3.746%, 05/10/10                                 2,500           1,656
   Citigroup (C)
         3.643%, 08/25/36                                 1,500           1,032
   Everest Reinsurance Holdings
         8.750%, 03/15/10                                 1,050           1,156
         6.600%, 05/15/37 (C)                             2,000           1,686
   Goldman Sachs Capital III (C)
         3.846%, 09/29/49                                 2,600           1,638
   ILFC E-Capital Trust I (B) (C)
         5.900%, 06/21/08                                 1,000             802
   JPMorgan Chase Capital XXI, Ser U (C)
         4.062%, 02/02/37                                 2,550           1,879
   Liberty Property L.P.+
         7.250%, 03/15/11                                 1,000           1,052
   MBIA Insurance
         14.000%, 01/01/33                                1,000             980
   Mellon Funding (C)
         3.215%, 05/15/14                                 2,100           2,085
   Merrill Lynch (C)
         5.751%, 06/12/08                                   700             485
   Monumental Global Funding (B) (C)
         4.458%, 04/16/08                                 1,800           1,647
   Progressive (C)
         6.700%, 06/15/08                                 2,330           2,075
   Prudential Financial MTN
         5.100%, 12/14/11                                   310             316
   RSHB Capital
         7.175%, 05/16/13 (B)                               115             117
         6.299%, 05/15/17                                 1,065             986
   Reinsurance Group of America
         5.625%, 03/15/17                                 1,400           1,250
   State Street (C)
         3.351%, 04/30/12                                 1,215           1,207
   State Street Cap Trust IV (C)
         5.991%, 06/15/37                                   850             637
   UBS Luxembourg (C)
         6.230%, 02/11/15                                   500             503
   Unitrin
         6.000%, 05/15/17                                 1,270           1,268
         4.875%, 11/01/10                                 1,000           1,032
   VTB 24 Capital PLC MTN, Ser E
         6.540%, 12/07/09                                 1,000             955
   VTB Capital (B) (C)
         3.839%, 05/02/08                                   310             307


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        123

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund (Concluded)
March 31, 2008
--------------------------------------------------------------------------------
                                                    Face Amount     Market Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Western Union
         5.400%, 11/17/11                         $       1,175   $       1,204
   Willis North America
         5.125%, 07/15/10                                 1,000           1,009
                                                                  --------------
                                                                         31,648
                                                                  --------------
HEALTH CARE -- 0.5%
   Quest Diagnostic
         5.125%, 11/01/10                                 1,000           1,026
   UnitedHealth Group
         4.462%, 02/07/11                                 1,000           1,001
                                                                  --------------
                                                                          2,027
                                                                  --------------
INDUSTRIALS -- 0.5%
   Continental Airlines, Ser 061G (C)
         3.426%, 06/02/13                                 1,000             860
   President & Fellows of Harvard
         3.700%, 04/01/13                                 1,060           1,067
                                                                  --------------
                                                                          1,927
                                                                  --------------
INFORMATION TECHNOLOGY -- 0.1%
   Freescale Semiconductor
         8.875%, 12/15/14                                   500             391
                                                                  --------------
REGIONAL AGENCIES -- 0.2%
   Republic of Trinidad & Tobago
         9.875%, 10/01/09                                   500             545
                                                                  --------------
TELECOMMUNICATION SERVICES -- 0.8%
   Corning
         6.050%, 06/15/15                                 1,000           1,028
   Telecom Italia Capital (C)
         4.561%, 04/18/08                                 1,000             893
   Vodafone Group PLC
         3.369%, 05/27/08                                 1,300           1,177
                                                                  --------------
                                                                          3,098
                                                                  --------------
UTILITIES -- 0.2%
   Southern, Ser A
         5.300%, 01/15/12                                   665             696
                                                                  --------------
Total Corporate Obligations
   (Cost $48,386) ($ Thousands)                                          43,451
                                                                  --------------

--------------------------------------------------------------------------------
                                            Shares/Face  Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CASH EQUIVALENT**++ -- 2.7%
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 3.190%                                   10,100,294   $      10,100
                                                                  --------------
Total Cash Equivalent
   (Cost $10,100) ($ Thousands)                                          10,100
                                                                  --------------
TIME DEPOSITS -- 6.3%
   Barclays Bank London
         2.920%, 04/30/08                         $       8,812           8,812
   Royal Bank of Canada
         2.830%, 04/10/08                                 9,247           9,247
         2.600%, 05/13/08                                 5,975           5,975
                                                                  --------------
Total Time Deposits
   (Cost $24,034) ($ Thousands)                                          24,034
                                                                  --------------
REPURCHASE AGREEMENT (D) -- 0.8%
   Deutsche Bank,
      2.450%, dated 03/31/08, to be
      repurchased on 04/01/08,
      repurchase price $2,900,197
      (collateralized by U.S. Government
      obligation, par value $3,651,049,
      5.000%, 10/01/35, with total market
      value $2,958,001)                                   2,900           2,900
                                                                  --------------
Total Repurchase Agreement
   (Cost $2,900) ($ Thousands)                                            2,900
                                                                  --------------
Total Investments -- 97.5%
   (Cost $421,106) ($ Thousands)                                  $     367,997
                                                                  ==============

A summary of the open futures contracts held by the Fund at March 31, 2008, is as follows (see Note 2 in Notes to Financial Statements):

--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                       NUMBER OF                   APPRECIATION
TYPE OF                                CONTRACTS   EXPIRATION    (DEPRECIATION)
CONTRACT                            LONG (SHORT)         DATE     ($ THOUSANDS)
--------------------------------------------------------------------------------
S&P 500 Composite Index                        1     Jun-2008          $      5
U.S. 2-Year Note                             (51)    Jun-2008               (18)
U.S. 5-Year Note                              56     Jun-2008                 1
U.S. 10-Year Note                           (190)    Jun-2008              (307)
                                                                       --------
                                                                       $   (319)
                                                                       ========


--------------------------------------------------------------------------------
124        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

A summary of the outstanding forward foreign currency contracts held by the Fund at March 31, 2008, is as follows (see Note 2 in Notes to Financial Statements):

--------------------------------------------------------------------------------
                                                                     UNREALIZED
                              CURRENCY                CURRENCY     APPRECIATION
MATURITY                    TO DELIVER              TO RECEIVE   (DEPRECIATION)
DATE                     ($ THOUSANDS)           ($ THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------
4/10/08              AUD         7,788     GBP           3,597         $     44
4/10/08              CAD           850     USD             861               33
4/10/08              EUR         2,829     SEK          26,720               24
4/10/08              GBP         4,059     AUD           8,841               (2)
4/10/08              SEK        36,130     EUR           3,842               (4)
4/10/08              USD         4,064     CAD           4,050             (117)
4/10/08-8/12/08      CHF        25,900     GBP          12,052           (2,307)
4/10/08-8/12/08      GBP        11,159     CHF          23,900            2,052
4/10/08-9/10/08      AUD        19,373     JPY       1,822,000              905
4/10/08-9/10/08      GBP        17,679     JPY       3,887,000            4,206
4/10/08-9/10/08      JPY     1,822,000     AUD          18,915           (1,318)
4/10/08-9/10/08      JPY     3,887,000     GBP          17,460           (4,639)
5/13/08-6/11/08      JPY     1,412,000     USD          12,876           (1,361)
5/13/08-6/11/08      USD        13,095     JPY       1,412,000            1,142
5/14/08-6/11/08      CHF        10,300     USD           9,117           (1,302)
5/14/08-6/11/08      USD         9,220     CHF          10,300            1,198
5/14/08-8/12/08      CHF        15,000     NZD          17,592           (1,523)
5/14/08-8/12/08      NZD        18,097     CHF          15,000            1,131
7/10/08-9/10/08      EUR         8,074     JPY       1,250,000              (73)
7/10/08-9/10/08      JPY     1,654,000     EUR          10,599              (46)
8/12/08              CHF         3,200     EUR           2,004              (81)
8/12/08              EUR         2,025     CHF           3,200               47
9/10/08              EUR           453     USD             700              (12)
9/10/08              GBP         1,364     USD           2,700               26
9/10/08              NZD           381     USD             300                9
9/10/08              USD         2,700     EUR           1,766               74
9/10/08              USD         2,700     GBP           1,345              (62)
9/10/08              USD         1,300     NZD           1,671
                                                                            (23)
                                                                       --------
                                                                       $ (1,979)
                                                                       ========

A summary of outstanding swap agreements held by the Fund at March 31, 2008, is as follows (see Note 2 in Notes to Financial Statements):

--------------------------------------------------------------------------------------------------
                               CREDIT DEFAULT SWAP
--------------------------------------------------------------------------------------------------
                                                                                              NET
                                                                         NOTIONAL      UNREALIZED
                                                       EXPIRATION          AMOUNT    DEPRECIATION
DESCRIPTION                                                  DATE   ($ THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------------------------
Fund receives quarterly payment of
   0.0475% (0.19% per annum) times the
   notional amount of Republic of Italy,
   6.875%, 09/27/23. Upon a defined credit
   event, Fund pays the notional amount and
   takes receipt of the deliverable obligation.
   (Counterparty: Goldman Sachs)                         12/20/16   $     (1,700)        $    (38)
                                                                                         ========

--------------------------------------------------------------------------------------------------
                               INTEREST RATE SWAPS
--------------------------------------------------------------------------------------------------
                                                                                              NET
                                                                         NOTIONAL      UNREALIZED
                                                       EXPIRATION          AMOUNT    APPRECIATION
DESCRIPTION                                                  DATE   ($ THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------------------------
Fund pays a floating rate of 2.360% and
   receives a floating rate based on the 3-Month
   LIBOR Index. (Counterparty: Goldman Sachs)            03/25/10   $     31,500         $     42

Fund pays a fixed rate of 5.000% and
   receives a floating rate based on the 3-Month
   LIBOR Index. (Counterparty: Goldman Sachs)            03/25/13         12,300               27
                                                                                         --------
                                                                                         $     69
                                                                                         ========

--------------------------------------------------------------------------------
Description
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $377,441 ($ Thousands).

**    Rate shown is the 7-day effective yield as of March 31, 2008.

+     Real Estate Investment Trust.

++    Investment in Affiliated Security (see Note 3).

(A) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on March 31, 2008. The coupon on a step bond changes on a specified date.

(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2008. The date reported on the Schedule of Investments is the next reset date.

(D)   Tri-Party Repurchase Agreement.

(E)   Unfunded bank loan. Interest rate not available.

(F)   Unsettled bank loan. Interest rate not available.

AUD -- Australian Dollar
CAD -- Canadian Dollar
CDO -- Collateralized Debt Obligation
CHF -- Swiss Franc
Cl -- Class
CLO -- Collateralized Loan Obligation
CMO -- Collateralized Mortgage Obligation
EUR -- Euro
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GBP -- British Pound Sterling
IO -- Interest Only
JPY -- Japanese Yen
LIBOR -- London Interbank Offered Rate
LLC -- Limited Liability Company
L.P. -- Limited Partnership
Ltd. -- Limited
MTN -- Medium Term Note
NZD -- New Zealand Dollar
PLC -- Public Limited Company
REIT -- Real Estate Investment Trust
SEK -- Swedish Krona
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced
USD -- United States Dollar

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        125

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund
March 31, 2008
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS#:

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Mortgage-Backed Securities                                                51.9%
Short-Term Investments                                                    11.0%
Financials                                                                 9.0%
Asset-Backed Securities                                                    6.8%
U.S. Treasury Obligations                                                  6.0%
U.S. Government Agency Obligations                                         3.1%
Energy                                                                     2.9%
Industrials                                                                1.7%
Utilities                                                                  1.5%
Consumer Discretionary                                                     1.4%
Telecommunication Services                                                 1.0%
Commercial Paper                                                           0.8%
Loan Participations                                                        0.7%
Health Care                                                                0.6%
Sovereign                                                                  0.5%
Consumer Staples                                                           0.4%
Municipal Bonds                                                            0.3%
Materials                                                                  0.2%
Information Technology                                                     0.1%
Certificates of Deposit                                                    0.1%
Purchased Swaptions                                                        0.0%

# Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES -- 64.7%

AGENCY MORTGAGE-BACKED OBLIGATIONS -- 48.3%
   FHLB
         5.340%, 03/20/14                         $       3,265   $       3,265
   FHLB CMO, Ser 2015-VN, Cl A
         5.460%, 11/27/15                                 7,000           7,115
   FHLMC
         7.500%, 11/01/29 to 09/01/32                     2,183           2,356
         7.000%, 06/01/08 to 01/01/32                     1,303           1,346
         6.500%, 12/01/13 to 02/01/38                    29,077          30,293
         6.411%, 04/01/37                                   402             416
         6.399%, 06/01/36                                   349             360
         6.300%, 04/01/37                                 1,220           1,259
         6.226%, 05/01/37                                   437             449
         6.000%, 08/01/16 to 03/01/38                    71,267          73,253
         5.987%, 10/01/37                                 3,672           3,762
         5.911%, 04/01/37                                   697             709
         5.865%, 05/01/37                                   858             870
         5.852%, 12/01/36                                 1,138           1,161
         5.500%, 12/01/13 to 03/01/38                   186,510         189,123
         5.000%, 10/01/14 to 01/01/40                    76,071          76,291
         4.500%, 05/01/18 to 11/01/35                    15,818          15,684
         4.000%, 04/01/19 to 10/01/33                     2,975           2,807
   FHLMC ARM
         6.894%, 04/01/08                                 1,090           1,111
         6.669%, 04/01/08                                 2,289           2,364
         6.668%, 04/01/08                                   657             681
         6.652%, 04/01/08                                   650             670
         6.572%, 04/01/08                                 1,949           2,016
         6.430%, 10/01/37                                   923             951
         6.149%, 09/01/37                                 2,602           2,677

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
         6.009%, 04/01/37                         $       2,814   $       2,874
         5.940%, 04/01/37                                 2,967           3,020
         5.918%, 04/01/37                                 7,114           7,230
         5.904%, 04/01/37                                     1               1
         5.899%, 02/01/37                                16,088          16,366
         5.895%, 01/01/37                                 2,600           2,644
         5.876%, 04/01/36                                 1,694           1,733
         5.826%, 08/01/37                                 2,578           2,605
         5.767%, 05/01/37                                 1,550           1,578
         5.541%, 06/01/37                                 2,536           2,582
         5.540%, 04/01/08                                 3,720           3,793
         5.126%, 01/01/36                                 6,070           6,168
   FHLMC CMO STRIPS, Ser 232,
      Cl IO, IO
         5.000%, 08/01/35                                11,969           2,600
   FHLMC CMO STRIPS, Ser 233,
      Cl 12, IO
         5.000%, 09/15/35                                 3,379             696
   FHLMC CMO STRIPS, Ser 233,
      Cl 6, IO
         4.500%, 08/15/35                                   496             120
   FHLMC CMO STRIPS, Ser 245,
      Cl IO
         5.000%, 05/15/37                                 2,861             640
   FHLMC CMO, Ser 1, Cl Z
         9.300%, 04/15/19                                   156             169
   FHLMC CMO, Ser 1611, Cl Z
         6.500%, 11/15/23                                14,561          15,952
   FHLMC CMO, Ser 1983, Cl Z
         6.500%, 12/15/23                                 2,152           2,306
   FHLMC CMO, Ser 2043, Cl CJ
         6.500%, 04/15/28                                 3,433           3,595
   FHLMC CMO, Ser 2277, Cl B
         7.500%, 01/15/31                                   611             629
   FHLMC CMO, Ser 2389, Cl CD
         6.000%, 03/15/16                                 2,875           2,927
   FHLMC CMO, Ser 2399, Cl XG
         6.500%, 01/15/32                                 6,844           7,194
   FHLMC CMO, Ser 2542, Cl ES
         5.000%, 12/15/17                                 2,316           2,391
   FHLMC CMO, Ser 2544, Cl IW, IO
         5.500%, 03/15/26                                 1,178              14
   FHLMC CMO, Ser 2558, Cl BD
         5.000%, 01/15/18                                 1,785           1,817
   FHLMC CMO, Ser 2583, Cl TD
         4.500%, 12/15/13                                 1,637           1,667
   FHLMC CMO, Ser 2590, Cl NU
         5.000%, 06/15/17                                 1,305           1,355
   FHLMC CMO, Ser 2603, Cl KT
         4.750%, 07/15/14                                   787             812
   FHLMC CMO, Ser 2614, Cl TD
         3.500%, 05/15/16                                     5               5
   FHLMC CMO, Ser 2623, Cl AJ
         4.500%, 04/01/08                                 1,309           1,330


--------------------------------------------------------------------------------
126        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FHLMC CMO, Ser 2631, Cl MT
         3.500%, 01/15/22                         $          79   $          79
   FHLMC CMO, Ser 2645, Cl MK
         3.500%, 07/15/22                                   371             371
   FHLMC CMO, Ser 2672, Cl HA
         4.000%, 09/15/16                                   672             676
   FHLMC CMO, Ser 2694, Cl QG
         4.500%, 01/15/29                                 1,930           1,946
   FHLMC CMO, Ser 2725, Cl PC
         4.500%, 05/15/28                                   724             733
   FHLMC CMO, Ser 2727, Cl PW
         3.570%, 06/15/29                                   113             113
   FHLMC CMO, Ser 2733, Cl ME
         5.000%, 01/15/34                                 5,995           5,628
   FHLMC CMO, Ser 2780, Cl TB
         3.000%, 12/15/24                                   875             872
   FHLMC CMO, Ser 2809, Cl HX, IO
         6.000%, 10/15/24                                   550               5
   FHLMC CMO, Ser 2841, Cl BD
         4.000%, 04/01/08                                 1,072           1,079
   FHLMC CMO, Ser 2945, Cl SA (F)
         7.222%, 04/15/08                                 5,438           5,771
   FHLMC CMO, Ser 2975, Cl EA
         5.000%, 04/01/08                                   933             956
   FHLMC CMO, Ser 3017, Cl TA
         4.500%, 08/15/35                                 1,943           1,953
   FHLMC CMO, Ser 3020, Cl MA
         5.500%, 04/15/27                                 2,013           2,056
   FHLMC CMO, Ser 3034, Cl EH
         5.500%, 12/15/34                                 1,758           1,820
   FHLMC CMO, Ser 3035, Cl PA
         5.500%, 09/15/35                                   498             517
   FHLMC CMO, Ser 3062, Cl LC
         5.500%, 11/15/28                                 1,258           1,294
   FHLMC CMO, Ser 3075, Cl PA
         5.500%, 07/15/25                                   752             766
   FHLMC CMO, Ser 3078, Cl PA
         5.500%, 07/15/24                                   989           1,006
   FHLMC CMO, Ser 3104, Cl QC
         5.000%, 09/15/31                                 1,199           1,202
   FHLMC CMO, Ser 3135, Cl JA
         6.000%, 09/15/27                                     3               3
   FHLMC CMO, Ser 3151, Cl PA
         6.000%, 04/01/08                                     2               2
   FHLMC CMO, Ser 3164, Cl NA
         6.000%, 04/01/08                                     1               1
   FHLMC CMO, Ser 3164, Cl NC
         6.000%, 12/15/32                                 1,080           1,122
   FHLMC CMO, Ser 3173, Cl PH
         6.000%, 09/15/27                                     1               1
   FHLMC CMO, Ser 3184, Cl PA
         5.500%, 02/15/27                                   344             353

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FHLMC CMO, Ser 3205, Cl PC
         6.000%, 09/15/32                         $       2,297   $       2,401
   FHLMC CMO, Ser 3268, Cl HC
         5.000%, 12/15/32                                   957             948
   FHLMC CMO, Ser 3279, Cl PA
         5.500%, 02/15/23                                 1,449           1,483
   FHLMC CMO, Ser 3288, Cl PA
         5.500%, 05/15/29                                    43              44
   FHLMC CMO, Ser 3289, Cl PB
         5.000%, 11/15/29                                 1,241           1,256
   FHLMC CMO, Ser 3298, Cl VB
         5.000%, 11/15/25                                 1,046             993
   FHLMC CMO, Ser 3312, Cl AP
         5.500%, 11/15/25                                 1,069           1,093
   FHLMC CMO, Ser 3316, Cl HA
         5.000%, 07/15/35                                 3,392           3,431
   FHLMC CMO, Ser 3316, Cl PB
         5.500%, 03/15/31                                   656             675
   FHLMC CMO, Ser 3325, Cl JL
         5.500%, 06/15/37                                 4,157           4,292
   FHLMC CMO, Ser 3326, Cl PC
         5.500%, 08/15/32                                   857             879
   FHLMC CMO, Ser 3347, Cl PA
         5.000%, 06/15/28                                 1,888           1,931
   FHLMC CMO, Ser 3372, Cl BD
         4.500%, 10/15/22                                 1,188           1,153
   FHLMC CMO, Ser 3790. Cl TN
         4.000%, 05/15/24                                 1,398           1,313
   FHLMC TBA
         6.000%, 04/01/16                                14,882          15,305
         5.500%, 04/15/37                                50,000          50,484
         5.000%, 04/01/36                                18,400          18,216
   FNMA
         8.000%, 10/01/15                                    25              26
         7.000%, 09/01/26 to 12/01/37                     7,634           8,070
         6.500%, 05/01/17 to 01/01/38                    52,428          54,262
         6.429%, 11/01/37                                    21              22
         6.284%, 09/01/37                                   256             262
         6.124%, 12/01/36                                   602             612
         6.108%, 07/01/36                                 2,284           2,337
         6.106%, 11/01/37                                   135             138
         6.100%, 12/01/36                                 1,092           1,110
         6.082%, 09/01/36                                 1,193           1,223
         6.020%, 04/01/37                                   517             525
         6.000%, 05/01/21 to 10/01/37                   122,877         126,072
         5.977%, 04/01/37                                   745             755
         5.944%, 10/01/36                                 2,474           2,527
         5.927%, 07/01/37                                 1,442           1,467
         5.925%, 06/01/37                                 1,148           1,169
         5.922%, 04/01/37                                 3,328           3,386
         5.896%, 06/01/37                                 3,806           3,867
         5.878%, 02/01/37                                   613             620
         5.675%, 09/01/37                                 1,333           1,381
         5.500%, 06/01/14 to 08/01/37                   173,219         176,253


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        127

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
         5.000%, 10/01/18 to 11/01/36             $     110,259   $     110,972
         4.500%, 06/01/13 to 08/01/35                    30,444          29,682
         4.000%, 08/01/20 to 05/01/34                     7,842           7,483
   FNMA ARM
         7.022%, 11/01/35                                 2,033           2,090
         6.920%, 10/01/35                                 9,748          10,025
         6.905%, 10/01/35                                 6,449           6,632
         6.901%, 11/01/35                                 4,395           4,525
         6.662%, 04/01/08                                 2,059           2,117
         6.647%, 04/01/08                                 4,095           4,212
         6.631%, 04/01/08                                 2,000           2,059
         6.062%, 08/01/37                                 3,464           3,554
         6.028%, 01/01/37                                   712             722
         6.000%, 09/01/37                                 1,389           1,427
         5.957%, 01/01/37                                   909             921
         5.952%, 01/01/37                                 1,979           2,018
         5.858%, 02/01/37                                 8,999           9,141
         5.842%, 06/01/37                                 1,831           1,857
         5.820%, 04/01/37                                     1               1
         5.818%, 05/01/37                                 1,240           1,262
         5.794%, 01/01/37                                 5,130           5,241
         5.766%, 08/01/37                                 1,734           1,763
         5.746%, 04/01/36                                 1,015           1,025
         5.740%, 12/01/37                                11,276          11,458
         5.705%, 05/01/37                                 5,105           5,194
         5.703%, 05/01/37                                 3,008           3,071
         5.644%, 04/01/08                                14,327          14,596
         5.635%, 02/01/36                                   662             675
         5.628%, 04/01/08                                   771             783
         5.614%, 05/01/37                                    --              --
         5.193%, 11/01/36                                     1               1
   FNMA CMO STRIPS, Ser 359,
      Cl 6, IO
         5.000%, 11/01/35                                 1,523             317
   FNMA CMO STRIPS, Ser 360,
      Cl 2, IO
         5.000%, 08/01/35                                25,325           5,502
   FNMA CMO STRIPS, Ser 365,
      Cl 2, IO
         5.000%, 02/01/36                                 1,371             303
   FNMA CMO STRIPS, Ser 365,
      Cl 4, IO
         5.000%, 04/01/36                                 1,425             320
   FNMA CMO, Ser 1999-11, Cl Z
         5.500%, 03/25/29                                 6,506           6,705
   FNMA CMO, Ser 2001-T2, Cl B
         6.022%, 11/25/10                                 4,500           4,754
   FNMA CMO, Ser 2002-94, Cl BJ, IO
         5.500%, 04/25/16                                   364               9
   FNMA CMO, Ser 2003-108, Cl BE
         4.000%, 11/25/18                                   706             689
   FNMA CMO, Ser 2003-113, Cl PN
         3.500%, 02/25/13                                    11              11

--------------------------------------------------------------------------------
                                                    Face Amount   Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FNMA CMO, Ser 2003-123, Cl AB
         4.000%, 10/25/16                         $       1,899   $       1,910
   FNMA CMO, Ser 2003-15, Cl CH
         4.000%, 04/01/08                                   710             713
   FNMA CMO, Ser 2003-16, Cl PN
         4.500%, 04/01/08                                   942             950
   FNMA CMO, Ser 2003-3, Cl HJ
         5.000%, 02/25/18                                 1,156           1,188
   FNMA CMO, Ser 2003-33, Cl CH
         4.000%, 04/01/08                                 1,494           1,501
   FNMA CMO, Ser 2003-92, Cl PC
         4.500%, 05/25/15                                 1,909           1,932
   FNMA CMO, Ser 2004-34, Cl PL
         3.500%, 05/25/14                                   643             643
   FNMA CMO, Ser 2004-4, Cl CA
         4.000%, 09/25/17                                 1,183           1,189
   FNMA CMO, Ser 2004-6, Cl CA
         4.000%, 06/25/17                                 1,076           1,081
   FNMA CMO, Ser 2004-81, Cl AG
         4.000%, 03/25/18                                 1,432           1,439
   FNMA CMO, Ser 2005-38, Cl CD
         5.000%, 06/25/19                                 1,268           1,303
   FNMA CMO, Ser 2005-45, Cl BA
         4.500%, 11/25/14                                    59              59
   FNMA CMO, Ser 2005-57, Cl EG (F)
         3.435%, 04/25/08                                 3,281           3,184
   FNMA CMO, Ser 2005-58, Cl MA
         5.500%, 07/25/35                                   845             878
   FNMA CMO, Ser 2005-92, Cl NM
         3.500%, 04/25/13                                   586             585
   FNMA CMO, Ser 2006-10, Cl FD (F)
         2.948%, 04/25/08                                 4,355           4,352
   FNMA CMO, Ser 2006-18, Cl PA
         5.500%, 01/25/26                                 1,726           1,762
   FNMA CMO, Ser 2006-31, Cl PA
         5.500%, 11/25/26                                    33              34
   FNMA CMO, Ser 2006-41, Cl MA
         5.500%, 04/25/24                                 1,412           1,433
   FNMA CMO, Ser 2006-53, Cl PA
         5.500%, 12/25/26                                   491             503
   FNMA CMO, Ser 2006-55, Cl PA
         6.000%, 05/25/26                                     1               1
   FNMA CMO, Ser 2006-64, Cl PA
         5.500%, 04/01/08                                 1,059           1,085
   FNMA CMO, Ser 2007-113, Cl DB
         4.500%, 12/25/22                                 1,522           1,473
   FNMA CMO, Ser 2007-27, Cl KA
         5.750%, 09/25/33                                   856             880
   FNMA CMO, Ser 2007-39, Cl NA
         4.250%, 01/25/37                                 3,248           3,251
   FNMA CMO, Ser 2007-62, Cl PA
         6.000%, 03/25/29                                    --              --
   FNMA CMO, Ser 2007-80, Cl TA
         6.000%, 09/25/26                                    --              --


--------------------------------------------------------------------------------
128        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   FNMA CMO, Ser 2007-81, Cl PA
         6.000%, 02/25/29                         $         168   $         173
   FNMA CMO, Ser 3098, Cl PB
         5.000%, 07/15/25                                 1,096           1,114
   FNMA CMO, Ser 34, Cl QJ
         4.500%, 01/25/16                                 2,314           2,338
   FNMA CMO, Ser 60, Cl PA
         5.500%, 04/25/34                                   947             970
   FNMA TBA
         6.500%, 04/30/37                                26,936          27,896
         6.000%, 04/30/20                                   683             703
         5.500%, 04/30/22 to 04/30/35                   218,663         221,039
         5.000%, 04/30/20 to 04/01/38                   315,401         312,565
         4.500%, 04/14/33                                 6,550           6,315
   GNMA
         8.000%, 11/15/29 to 11/15/30                       162             177
         7.500%, 03/15/29 to 01/15/32                       490             528
         7.000%, 08/15/13                                   114             120
         6.500%, 04/15/24 to 09/15/35                    19,353          20,195
         6.000%, 03/15/14 to 03/01/38                    70,729          73,105
         5.000%, 01/15/18 to 10/15/35                    26,201          26,544
   GNMA ARM
         6.500%, 02/20/34                                 1,271           1,301
         6.000%, 06/20/35                                   712             721
         5.625%, 08/20/34                                   769             772
         5.500%, 01/20/36                                   385             390
         5.000%, 02/20/36                                 1,140           1,145
         4.750%, 04/01/08 to 12/20/33                    18,710          18,706
         4.500%, 05/20/36                                 7,042           7,089
         4.000%, 02/20/34 to 03/20/36                     2,250           2,260
   GNMA CMO, Ser 2001-18, Cl WH (F)
         20.833%, 04/20/08                                  332             404
   GNMA CMO, Ser 2002-51, Cl SG (F)
         21.512%, 04/20/08                                  307             382
   GNMA CMO, Ser 2003-58, Cl LG, IO
         5.500%, 05/17/29                                 3,374              70
   GNMA CMO, Ser 2003-86, Cl LC, IO
         5.500%, 10/20/27                                   342               1
   GNMA CMO, Ser 2003-86, Cl ZK
         5.000%, 10/20/33                                 9,349           8,564
   GNMA CMO, Ser 2004-80, Cl IP, IO
         5.500%, 07/20/34                                 5,011             258
   GNMA CMO, Ser 2006-3, Cl A
         4.212%, 01/16/28                                   557             561
   GNMA CMO, Ser 2006-37, Cl JG
         5.000%, 07/20/36                                   879             843
   GNMA CMO, Ser 2006-8, Cl A
         3.942%, 08/16/25                                   806             809
   GNMA TBA
         6.500%, 04/30/35                                25,888          26,907
         6.000%, 06/01/36 to 04/01/38                     6,100           6,290
                                                                  --------------
                                                                      2,107,809
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED
OBLIGATIONS -- 16.4%
   Adjustable Rate Mortgage Trust,
      Ser 2005-8, Cl 4A11 (F)
         5.438%, 04/01/08                         $      11,197   $      10,064
   American Home Mortgage
      Investment Trust, Ser 2004-1,
      Cl 4A (F)
         3.280%, 04/25/08                                   476             477
   American Home Mortgage
      Investment Trust, Ser 2004-4,
      Cl 4A (F)
         4.390%, 04/01/08                                 2,208           2,015
   American Home Mortgage
      Investment Trust, Ser 2005-1,
      Cl 6A (F)
         5.294%, 04/25/08                                 6,359           4,934
   American Home Mortgage
      Investment Trust, Ser 2005-4,
      Cl 5A (F)
         5.350%, 04/25/08                                 5,934           5,039
   American Tower Trust, Ser 2007-1A,
      Cl AFX
         5.420%, 04/15/37                                 1,749           1,629
   Banc of America Commercial
      Mortgage, Ser 2000-1, Cl A2A
         7.333%, 11/15/31                                 1,636           1,673
   Banc of America Commercial
      Mortgage, Ser 2007-4, Cl A4
         5.745%, 04/01/08                                 9,079           9,028
   Banc of America Commercial
      Mortgage Securities,
      Ser 2002-PB2, Cl B
         6.309%, 06/11/35                                   659             686
   Banc of America Commercial
      Mortgage Securities,
      Ser 2003-1, Cl A2
         4.648%, 04/01/08                                   746             727
   Banc of America Commercial
      Mortgage Securities,
      Ser 2004-1, Cl A4
         4.760%, 11/10/39                                   819             801
   Banc of America Commercial
      Mortgage Securities,
      Ser 2004-2, Cl A5
         4.580%, 04/01/08                                   294             285
   Banc of America Commercial
      Mortgage Securities,
      Ser 2005-3, Cl A4
         4.668%, 07/10/43                                11,300          10,915
   Banc of America Commercial
      Mortgage Securities,
      Ser 2005-6, Cl A4 (F)
         5.181%, 04/01/08                                 1,543           1,535


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        129

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                    Face Amount   Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Banc of America Commercial
      Mortgage Securities,
      Ser 2006-2, Cl A1
         5.611%, 05/10/45                         $       2,299   $       2,320
   Banc of America Commercial
      Mortgage Securities,
      Ser 2006-4, Cl AM
         5.675%, 07/10/46                                 8,370           7,730
   Banc of America Commerical
      Mortgage, Ser 2007-3, Cl A4
         5.838%, 06/10/49                                12,260          12,102
   Banc of America Funding,
      Ser 2003-1, Cl A1
         6.000%, 05/20/33                                   101             101
   Banc of America Funding,
      Ser 2005-B, Cl 2A1 (F)
         5.096%, 04/01/08                                 5,602           5,675
   Banc of America Mortgage
      Securities, Ser 2003-1, Cl 2A4
         5.000%, 02/25/18                                 4,992           4,978
   Bear Stearns Adjustable Rate
      Mortgage Trust, Ser 2004-2,
      Cl 24A (F)
         5.316%, 04/01/08                                 5,490           4,992
   Bear Stearns Commercial Mortgage
      Securities, Ser 2000-WF1, Cl A2
         7.780%, 02/15/32                                 3,854           3,986
   Bear Stearns Commercial Mortgage
      Securities, Ser 2004-ESA, Cl C
         4.937%, 05/14/16                                 2,426           2,495
   Bear Stearns Commercial Mortgage
      Securities, Ser 2004-PWR6, Cl A6
         4.825%, 11/11/41                                   333             328
   Bear Stearns Commercial Mortgage
      Securities, Ser 2005-T18,
      Cl A4 (F)
         4.933%, 04/01/08                                 1,318           1,290
   Bear Stearns Structured Products,
      Ser 2007-R10, Cl A1 (F)
         2.956%, 04/26/08                                15,835          15,122
   Bear Stearns Structured Products,
      Ser 2007-R11, Cl A1A (F)
         3.724%, 04/25/08                                18,076          17,217
   Chase Commercial Mortgage
      Securities, Ser 2000-3, Cl A2
         7.319%, 10/15/32                                 2,567           2,658
   Chase Mortgage Finance,
      Ser 2005-A1, Cl 2A3 (F)
         5.237%, 04/01/08                                12,400          11,650
   Citigroup Mortgage Loan Trust,
      Ser 2005-11, Cl A3 (F)
         4.900%, 04/01/08                                10,366           9,875

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Commercial Mortgage Asset Trust,
      Ser 1999-C2, Cl A2
         7.546%, 11/17/32                         $       4,898   $       5,008
   Commercial Mortgage
      Pass-Through Certificate,
      Ser 2005-C6, Cl A3
         5.144%, 04/10/08                                12,000          11,786
   Commercial Mortgage
      Pass-Through Certificate,
      Ser 2005-LP5, Cl A4 (F)
         4.982%, 04/01/08                                 1,028           1,012
   Commercial Mortgage
      Pass-through Certificates,
      Ser 2001-J2A, Cl A2
         6.096%, 07/16/34                                 2,619           2,680
   Countrywide Alternative Loan Trust,
      Ser 2003-20CB, Cl 1A1
         5.500%, 10/25/33                                 1,668           1,674
   Countrywide Alternative Loan Trust,
      Ser 2004-J1, Cl 1A1
         6.000%, 02/25/34                                   888             828
   Countrywide Alternative Loan Trust,
      Ser 2005-27, Cl 3A2 (F)
         5.622%, 04/01/08                                   664             486
   Countrywide Alternative Loan Trust,
      Ser 2005-56, Cl 4A1 (F)
         2.909%, 04/25/08                                 8,645           6,706
   Countrywide Alternative Loan Trust,
      Ser 2005-59, Cl 1A1 (F)
         3.449%, 04/20/08                                10,558           8,354
   Countrywide Alternative Loan Trust,
      Ser 2005-59, Cl 2X, IO (E)
         3.285%, 04/01/08                                    64               2
   Countrywide Alternative Loan Trust,
      Ser 2006-OA2, Cl X1P, IO (H)
         2.000%, 04/01/08                                35,142           1,667
   Countrywide Alternative Loan Trust,
      Ser 2006-OC6, Cl 2A1 (F)
         2.669%, 04/25/08                                 1,824           1,702
   Countrywide Home Loans,
      Ser 2005-HY10, Cl 1A1 (F)
         5.285%, 04/01/08                                 2,296           2,111
   Countrywide Home Loans,
      Ser 2005-HYB9, Cl 1A1 (F)
         5.150%, 04/01/08                                 1,311             902
   Countrywide Home Loans,
      Ser 2005-HYB9, Cl 1A2 (F)
         5.150%, 04/01/08                                   285             216
   Countrywide Home Loans,
      Ser 2005-R3, Cl AF (F)
         2.999%, 04/25/08                                 6,423           5,480
   Countrywide Home Loans,
      Ser 2006-HYB1, Cl 1A1 (F)
         5.352%, 04/20/08                                 3,095           2,473


--------------------------------------------------------------------------------
130        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount   Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Credit Suisse First Boston Mortgage
      Securities, Ser 1998-C2, Cl A2
         6.300%, 11/15/30                         $       6,637   $       6,661
   Credit Suisse First Boston Mortgage
      Securities, Ser 2001-CF2, Cl A4
         6.505%, 02/15/34                                 1,088           1,122
   Credit Suisse First Boston Mortgage
      Securities, Ser 2001-CKN5, Cl A4
         5.435%, 09/15/34                                 1,210           1,217
   Credit Suisse First Boston Mortgage
      Securities, Ser 2002-CKN2, Cl A3
         6.133%, 04/15/37                                 1,211           1,253
   Credit Suisse First Boston Mortgage
      Securities, Ser 2002-CKS4, Cl A2
         5.183%, 11/15/36                                16,303          16,282
   Credit Suisse First Boston Mortgage
      Securities, Ser 2003-AR24,
      Cl 2A4 (F)
         4.036%, 04/01/08                                 9,465           9,505
   Credit Suisse First Boston Mortgage
      Securities, Ser 2003-C4, Cl A4 (F)
         5.137%, 08/15/36                                 1,339           1,322
   Credit Suisse First Boston Mortgage
      Securities, Ser 2003-C5, Cl A4 (F)
         4.900%, 12/15/36                                 2,140           2,099
   Credit Suisse First Boston Mortgage
      Securities, Ser 2003-CK2, Cl A4
         4.801%, 03/15/36                                   537             525
   Credit Suisse First Boston Mortgage
      Securities, Ser 2004-C2, Cl A2 (F)
         5.416%, 04/01/08                                 1,341           1,357
   Credit Suisse First Boston Mortgage
      Securities, Ser 2005-C1, Cl AAB
         4.815%, 04/01/08                                   589             568
   DLJ Commercial Mortgage,
      Ser 1999-CG1, Cl A1B
         6.460%, 03/10/32                                 4,603           4,634
   DLJ Commercial Mortgage,
      Ser 2000-CKP1, Cl A1B
         7.180%, 11/10/33                                 1,069           1,108
   DLJ Commercial Mortgage,
      Ser-CG3, Cl A1B
         7.340%, 09/10/09                                 1,279           1,311
   DSLA Mortgage Loan Trust,
      Ser 2004-AR2, Cl A2B (F)
         2.959%, 04/19/08                                 3,392           2,587
   DSLA Mortgage Loan Trust,
      Ser 2004-AR3, Cl B2 (F)
         3.659%, 04/20/08                                   633             316
   FFCA Secured Lending,
      Ser 1999-1A, IO (F) (H)
         1.422%, 04/01/08                                 8,960             335

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   First Union National Bank,
      Ser 2001-C4, Cl B
         6.417%, 12/12/33                         $         809   $         837
   First Union-Lehman Brothers
      Commercial Mortgage,
      Ser 1998-C2, Cl A2
         6.560%, 11/18/35                                   572             571
   Fund America Investors,
      Ser 1993-A, Cl A2 (F)
         6.693%, 04/01/08                                   312             304
   GE Capital Commercial Mortgage,
      Ser 2001-2, Cl A3
         6.030%, 08/11/33                                   646             653
   GE Capital Commercial Mortgage,
      Ser 2002-1A, Cl A3 (J)
         6.269%, 12/10/35                                 5,610           5,730
   GE Capital Commercial Mortgage,
      Ser 2002-3A, Cl A2
         4.996%, 12/10/37                                12,500          12,180
   GE Capital Commercial Mortgage,
      Ser 2004-C1, Cl A3
         4.596%, 11/10/38                                 1,678           1,628
   GE Capital Commercial Mortgage,
      Ser 2005-C4, Cl A3A (F)
         5.334%, 04/01/08                                13,025          12,828
   GE Capital Commercial Mortgage,
      Ser 2006-C1, Cl A3 (F)
         5.340%, 04/01/08                                 2,845           2,677
   GE Capital Commercial Mortgage,
      Ser 2007-C1, Cl A4
         5.543%, 04/01/08                                 1,510           1,477
   GMAC Commercial Mortgage
      Securities, Ser 1999-C2, Cl A2
         6.945%, 09/15/33                                   230             233
   GMAC Commercial Mortgage
      Securities, Ser 2000-C1, Cl A2
         7.724%, 03/15/33                                 3,384           3,500
   GMAC Commercial Mortgage
      Securities, Ser 2000-C2, Cl A2
         7.455%, 08/16/33                                 1,840           1,910
   GMAC Commercial Mortgage
      Securities, Ser 2000-C3, Cl A2
         6.957%, 09/15/35                                 3,071           3,177
   GMAC Commercial Mortgage
      Securities, Ser 2002-C3, Cl A2
         4.930%, 07/10/39                                 1,394           1,377
   GMAC Commercial Mortgage
      Securities, Ser 2004-C1, Cl A1
         3.118%, 03/10/38                                    88              87
   GMAC Commercial Mortgage
      Securities, Ser 2004-C2, Cl A1
         3.896%, 08/10/38                                   109             108


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        131

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   GMAC Commercial Mortgage
      Securities, Ser 2006-C1,
      Cl A4 (F)
         5.238%, 04/01/08                         $       4,800   $       4,696
   GS Mortgage Securities,
      Ser 1998-C1, Cl B
         6.970%, 10/18/30                                 1,189           1,192
   GS Mortgage Securities,
      Ser 1998-GLII, Cl A2
         6.562%, 04/13/31                                    71              71
   GS Mortgage Securities,
      Ser 2005-GG4, Cl A4A
         4.751%, 07/10/39                                 6,500           6,308
   GS Mortgage Securities,
      Ser 2005-GG4, Cl AABA
         4.680%, 07/10/39                                   350             335
   GS Mortgage Securities,
      Ser 2006-GG6, Cl AM
         5.622%, 04/10/38                                 4,300           3,991
   GS Mortgage Securities,
      Ser 2007-GG10, Cl A4 (F)
         5.799%, 04/01/08                                11,575          11,557
   GSMPS Mortgage Loan Trust,
      Ser 1998-1, Cl A
         8.000%, 09/19/27                                    84              88
   GSR Mortgage Loan Trust,
      Ser 2003-13, Cl 1A1 (F)
         4.497%, 04/01/08                                 7,062           6,490
   General Electric Capital Assurance,
      Ser 2003-1, Cl A4
         5.254%, 05/12/35                                 7,530           7,369
   Greenwich Capital Commercial
      Funding, Ser 2005-GG3, Cl AAB
         4.619%, 08/10/42                                 6,305           6,032
   HSI Asset Securitization Trust,
      Ser 2005-NC1, Cl 2A4 (F)
         2.919%, 04/25/08                                   903             769
   Harborview Mortgage Loan Trust,
      Ser 2005-01, Cl X, IO (E)
         2.967%, 04/01/08                                16,756             351
   Harborview Mortgage Loan Trust,
      Ser 2005-10, Cl X, IO (F)
         3.064%, 04/01/08                                   112               4
   Harborview Mortgage Loan Trust,
      Ser 2005-12, Cl X2B, IO (F)
         2.914%, 04/01/08                                22,941             527
   Harborview Mortgage Loan Trust,
      Ser 2007-3, Cl 2A1A (F)
         2.759%, 04/19/08                                15,731          12,270
   Heller Financial Commercial
      Mortgage, Ser 1999-PH1, Cl C (F)
         6.848%, 04/15/08                                   250             253

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Impac Secured Assets CMO Owners
      Trust, Ser 2006-3, Cl A4 (F)
         2.689%, 04/27/08                         $       5,472   $       5,178
   Impac Secured Assets CMO
      Owners Trust, Ser 2007-1,
      Cl A1 (F)
         3.195%, 04/25/08                                16,609          14,280
   Indymac INDA Mortgage Loan
      Trust, Ser 2005-AR2, Cl 1A1 (F)
         4.883%, 04/01/08                                   555             525
   Indymac INDA Mortgage Loan
      Trust, Ser 2007-AR7, Cl 1A1
         6.867%, 11/01/37                                 2,246           2,148
   Indymac Index Mortgage Loan Trust,
      Ser 2004-AR12, Cl AX2, IO (E)
         1.830%, 04/01/08                                 6,456              91
   JPMorgan Chase Commercial
      Mortgage, Ser 2006-CB15,
      Cl ASB
         5.790%, 06/12/43                                   711             701
   JPMorgan Chase Commercial
      Mortgage, Ser 2006-LDP7,
      Cl ASB
         5.875%, 04/01/08                                   806             794
   JPMorgan Chase Commercial
      Mortgage, Ser 2007-CB18, Cl A4
         5.440%, 04/01/08                                11,000          10,683
   JPMorgan Chase Commercial
      Mortgage, Ser 2007-LD11,
      Cl AM (F)
         5.819%, 04/01/08                                 3,836           3,523
   JPMorgan Chase Commercial
      Mortgage, Ser 2000-C10, Cl A2
         7.371%, 08/15/32                                   917             945
   JPMorgan Chase Commercial
      Mortgage, Ser 2001-C1, Cl A3
         5.857%, 10/12/35                                   729             741
   JPMorgan Chase Commercial
      Mortgage, Ser 2001-CIB2, Cl A3
         6.429%, 04/15/35                                 5,170           5,294
   JPMorgan Chase Commercial
      Mortgage, Ser 2002-C2, Cl A2
         5.050%, 12/12/34                                 3,215           3,189
   JPMorgan Chase Commercial
      Mortgage, Ser 2002-CIB5, Cl A2
         5.161%, 10/12/37                                   590             588
   JPMorgan Chase Commercial
      Mortgage, Ser 2003-CB7,
      Cl A4 (F)
         4.879%, 04/12/08                                 1,485           1,451
   JPMorgan Chase Commercial
      Mortgage, Ser 2003-PM1A, Cl A4
         5.326%, 08/12/40                                   184             183


--------------------------------------------------------------------------------
132        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   JPMorgan Chase Commercial
      Mortgage, Ser 2005-CB11,
      Cl ASB
         5.201%, 08/12/37                         $         878   $         855
   JPMorgan Chase Commercial
      Mortgage, Ser 2005-CB12, Cl A4
         4.895%, 09/12/37                                   680             664
   JPMorgan Chase Commercial
      Mortgage, Ser 2005-LDP2, Cl A1
         4.334%, 07/15/42                                    79              78
   JPMorgan Chase Commercial
      Mortgage, Ser 2005-LDP3, Cl A1
         4.655%, 08/15/42                                   294             292
   JPMorgan Chase Commercial
      Mortgage, Ser 2005-LDP4,
      Cl A4 (F)
         4.918%, 04/01/08                                 3,700           3,612
   JPMorgan Chase Commercial
      Mortgage, Ser 2006-CB16,
      Cl ASB
         5.523%, 05/12/45                                   606             598
   JPMorgan Mortgage Trust,
      Ser 2005-A3, Cl 11A2 (F)
         4.492%, 04/25/08                                12,385           9,828
   JPMorgan Mortgage Trust,
      Ser 2006-A2, Cl 2A2 (F)
         5.752%, 04/01/08                                12,600          10,957
   JPMorgan Mortgage Trust,
      Ser 2006-A3, Cl 3A4 (F)
         5.740%, 04/01/08                                13,560          11,751
   LB Commercial Conduit Mortgage
      Trust, Ser 1999-C2, Cl B
         7.425%, 10/15/32                                   378             390
   LB-UBS Commercial Mortgage Trust,
      Ser 2002-C2, Cl A4
         5.594%, 06/15/31                                 7,367           7,487
   LB-UBS Commercial Mortgage Trust,
      Ser 2003-C5, Cl A2
         3.478%, 07/15/27                                   624             621
   LB-UBS Commercial Mortgage Trust,
      Ser 2007-C2, Cl AM (F)
         5.493%, 04/11/08                                 1,753           1,572
   MLCC Mortgage Investors,
      Ser 2004-B, Cl A3 (F)
         6.943%, 04/01/08                                 1,064           1,016
   Master Reperforming Loan Trust,
      Ser 2005-1, Cl 1A1
         6.000%, 08/25/34                                 4,438           4,309
   Master Seasoned Securities Trust,
      Ser 2004-2, Cl A2
         6.500%, 08/25/32                                 4,539           4,474
   Merrill Lynch Mortgage Investors
      Trust, Ser 2004-A1, Cl 4A (F)
         5.337%, 04/01/08                                 7,100           6,465

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Merrill Lynch Mortgage Trust,
      Ser 2005-MCP1, Cl A4
         4.747%, 06/12/43                         $       3,780   $       3,666
   Merrill Lynch/Countrywide
      Commercial Mortgage Trust,
      Ser 2007-5, Cl A4
         5.378%, 08/12/48                                 1,270           1,229
   Merrill Lynch/Countrywide
      Commercial Mortgage Trust,
      Ser 2007-6,
      Cl AM (F)
         5.526%, 04/01/08                                 2,411           2,167
   Morgan Stanley Capital I,
      Ser 2003-IQ5, Cl A4
         5.010%, 04/01/08                                 2,161           2,137
   Morgan Stanley Capital I,
      Ser 2004-HQ3, Cl A4
         4.800%, 01/13/41                                 1,109           1,087
   Morgan Stanley Capital I,
      Ser 2005-HQ5, Cl AAB
         5.037%, 01/14/42                                 1,700           1,647
   Morgan Stanley Capital I,
      Ser 2005-HQ6, Cl A4A
         4.989%, 08/13/42                                 5,600           5,503
   Morgan Stanley Capital I,
      Ser 2005-HQ7, Cl AAB (F)
         5.180%, 04/01/08                                 2,189           2,121
   Morgan Stanley Capital I,
      Ser 2007-IQ14, Cl A4
         5.692%, 04/15/49                                13,680          13,470
   Morgan Stanley Dean Witter Capital,
      Ser 2000-LIFE, Cl A2
         7.570%, 11/15/36                                 2,981           3,070
   Morgan Stanley Dean Witter Capital,
      Ser 2001-TOP1, Cl A4
         6.660%, 02/15/33                                 1,088           1,124
   Morgan Stanley Dean Witter Capital,
      Ser 2001-TOP3, Cl A4
         6.390%, 06/15/11                                 1,269           1,307
   Morgan Stanley Dean Witter Capital,
      Ser 2001-TOP5, Cl A4
         6.390%, 10/15/35                                   163             168
   Morgan Stanley Dean Witter Capital,
      Ser 2002-IQ2, Cl A3
         5.520%, 12/15/35                                   703             709
   Morgan Stanley Mortgage Loan Trust,
      Ser 2007-6XS, Cl 2A1S (F)
         2.709%, 04/25/08                                   583             536
   Mortgage Capital Funding,
      Ser 1998-MC2, Cl A2
         6.423%, 06/18/30                                 1,384           1,380
   Residential Accredit Loans,
      Ser 2006-Q01, Cl 2A3 (F)
         2.999%, 04/27/08                                   709             350


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SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        133

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Residential Asset Mortgage Products,
      Ser 2004-SL1, Cl A8
         6.500%, 11/25/31                         $       2,781   $       2,865
   Residential Asset Securitization
      Trust, Ser 2004-IP2, Cl 2A1 (F)
         5.251%, 04/01/08                                 3,165           3,075
   Salomon Brothers Mortgage
      Securities VII, Ser 2001-C2,
      Cl A3
         6.499%, 10/13/11                                 5,750           5,894
   Salomon Brothers Mortgage
      Securities VII, Ser 2002-KEY2,
      Cl A2
         4.467%, 03/18/36                                 1,159           1,146
   Structured Adjustable Rate
      Mortgage Loan, Ser 2005-19XS,
      Cl 1A1 (F)
         2.919%, 04/26/08                                 2,345           1,854
   Structured Adjustable Rate
      Mortgage Loan, Ser 2007-7,
      Cl 2AS2 (F)
         5.723%, 04/01/08                                12,791          12,235
   Structured Asset Securities,
      Ser 2005-17, Cl 5A1
         5.500%, 04/01/08                                 3,614           3,625
   Thornburg Mortgage Securities
      Trust, Ser 2005-3, Cl 2A1 (F)
         2.839%, 04/25/08                                12,351          12,054
   Thornburg Mortgage Securities
      Trust, Ser 2006-1, Cl A3 (F)
         2.769%, 04/01/08                                 9,502           9,329
   Thornburg Mortgage Securities
      Trust, Ser 2006-3, Cl A2 (F)
         2.704%, 04/25/08                                13,077          12,839
   Thornburg Mortgage Securities
      Trust, Ser 2006-3, Cl A3 (F)
         2.709%, 04/25/08                                13,769          13,611
   Thornburg Mortgage Securities
      Trust, Ser 2007-4, Cl 2A1 (F)
         6.240%, 04/01/08                                 6,926           6,442
         6.219%, 04/01/08                                 6,444           5,814
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2002-C1A,
      Cl A4
         6.287%, 04/15/34                                 1,543           1,602
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2002-C2,
      Cl A4
         4.980%, 11/15/34                                 1,816           1,795
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2003-C5,
      Cl A2
         3.989%, 06/15/35                                   449             423

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2003-C6,
      Cl A3 (F)
         4.957%, 04/01/08                         $       2,490   $       2,494
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2003-C7,
      Cl A1
         4.241%, 10/15/35                                   371             365
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2003-C8,
      Cl A3
         4.445%, 11/15/35                                   873             867
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2003-C9,
      Cl A4 (F)
         5.012%, 04/01/08                                   585             576
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2004-C10,
      Cl A4
         4.748%, 02/15/41                                 3,793           3,709
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2004-C11,
      Cl A4
         5.030%, 01/15/41                                   599             597
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2005-C19,
      Cl A6
         4.699%, 05/15/44                                   988             953
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2005-C20,
      Cl A7 (F)
         5.118%, 04/01/08                                 2,061           2,037
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2005-C21,
      Cl A4 (F)
         5.210%, 04/01/08                                 1,447           1,453
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2006-C25,
      Cl AM (F)
         5.742%, 04/01/08                                   450             421
   Wachovia Bank Commercial
      Mortgage Trust, Ser 2006-C26,
      Cl APB
         5.997%, 06/15/45                                 2,154           2,191
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2003-MS1, Cl 1A
         5.000%, 02/25/18                                 1,972           1,913
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2003-MS2, Cl 3A1
         5.000%, 03/25/18                                 5,841           5,795


--------------------------------------------------------------------------------
134        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2005-AR13, Cl A1A1 (F)
         2.889%, 04/25/08                         $       4,973   $       3,964
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2005-AR15, Cl A1A2 (F)
         2.879%, 04/25/08                                 7,455           5,888
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2005-AR16, Cl 1A4A (F)
         5.102%, 04/25/08                                12,955          12,083
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2005-AR19, Cl A1A2 (F)
         2.889%, 04/25/08                                 7,223           5,706
   Wells Fargo Mortgage Backed
      Securities Trust, Ser 2004-I,
      Cl B1 (F)
         6.527%, 04/01/08                                   260             260
   Wells Fargo Mortgage Backed
      Securities Trust, Ser 2005-17,
      Cl 1A1
         5.500%, 04/01/08                                10,633          10,573
   Wells Fargo Mortgage Backed
      Securities, Ser 2007-16, Cl 1A1
         6.000%, 12/28/37                                15,731          15,861
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2004-H,
      Cl A1 (F)
         4.527%, 04/01/08                                 7,677           7,261
   Wells Fargo Mortgage-Backed
      Securities Trust, Ser 2006-2,
      Cl 3A1
         5.750%, 03/25/36                                 1,960           1,850
   Zuni Mortgage Loan Trust,
      Ser 2006-OA1, Cl A1 (F)
         2.729%, 04/25/08                                 6,909           6,551
                                                                  --------------
                                                                        714,121
                                                                  --------------
Total Mortgage-Backed Securities
  (Cost $2,833,322) ($ Thousands)                                     2,821,930
                                                                  --------------

ASSET-BACKED SECURITIES -- 8.5%

AUTOMOTIVE -- 0.5%
   AmeriCredit Prime Automobile
      Receivables Trust, Ser 2007-1, Cl A3
         5.270%, 11/08/11                                 1,863           1,895
   Capital Auto Receivables Asset Trust,
      Ser 2006-2, Cl B
         5.070%, 12/15/11                                 2,620           2,590

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Capital Auto Receivables Asset
      Trust, Ser 2007-1, Cl A3A
         5.000%, 04/15/11                         $          75   $          76
   Capital Auto Receivables Asset
      Trust, Ser 2007-4A, Cl A4
         5.300%, 12/15/11                                 1,124           1,142
   DaimlerChrysler Auto Trust,
      Ser 2006-D, Cl A4
         4.940%, 02/08/12                                 1,190           1,217
   DaimlerChrysler Auto Trust,
      Ser 2007-A, Cl A4
         5.280%, 03/08/13                                   734             752
   Ford Credit Auto Owner Trust,
      Ser 2007-B, Cl A3A
         5.150%, 11/15/11                                 1,254           1,283
   Harley Davidson Motorcycle Trust,
      Ser 2008-1, Cl A3A
         4.250%, 02/15/13                                   958             955
   Hyundai Auto Receivables Trust,
      Ser 2007-A, Cl A3A
         5.040%, 01/17/12                                   776             786
   Hyundai Auto Receivables Trust,
      Ser 2007-A, Cl A4
         5.210%, 03/17/14                                 1,999           2,022
   Nissan Auto Receivables Owner
      Trust, Ser 2007-B, Cl A4
         5.160%, 03/17/14                                 5,405           5,534
   Triad Auto Receivables Owner Trust,
      Ser 2006-B, Cl A4
         5.520%, 04/12/08                                   563             551
   Triad Auto Receivables Owner Trust,
      Ser 2006-C, Cl A3
         5.260%, 11/14/11                                   867             854
   USAA Auto Owner Trust,
      Ser 2005-1, Cl A3
         3.900%, 07/15/09                                     4               4
   WFS Financial Owner Trust,
      Ser 2005-3, Cl A3A
         4.250%, 06/17/10                                    77              77
   World Omni Auto Receivables Trust,
      2007-B, Cl A3A
         5.280%, 01/17/12                                   652             663
   World Omni Auto Receivables Trust,
      2007-B, Cl A4
         5.390%, 05/15/13                                 1,406           1,430
                                                                  --------------
                                                                         21,831
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        135

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CREDIT CARDS -- 0.5%
   American Express Issuance Trust,
      Ser 2007-2, Cl A (F)
         3.068%, 04/01/08                         $       4,674   $       4,510
   Bank of America Credit Card Trust,
      Ser 2007-A8, Cl A8
         5.590%, 11/17/14                                   515             540
   Capital One Multi-Asset Execution
      Trust, Ser 2007-A7, Cl A7
         5.750%, 07/15/20                                 2,623           2,632
   Citibank Credit Card Issuance
      Trust, Ser 2007-A8, Cl A8
         5.650%, 09/20/19                                 1,491           1,492
   Citibank Credit Card Issuance Trust,
      Ser 2008-A1, Cl A1
         5.350%, 02/07/20                                 5,427           5,280
   Discover Card Master Trust,
      Ser 2007-A1, Cl A1
         5.650%, 03/16/20                                 5,918           5,908
   MBNA Credit Card Master Note
      Trust, Ser 2003-A7, Cl A7
         2.650%, 11/15/10                                 1,361           1,360
   Washington Mutual Master Note
      Trust, Ser 2006-A2A, Cl A (F)
         2.868%, 04/15/08                                 1,747           1,686
                                                                  --------------
                                                                         23,408
                                                                  --------------

MORTGAGE RELATED SECURITIES -- 2.8%
   ABS Home Equity Loan Trust,
      Ser 2001-HE3, Cl A1 (F)
         2.936%, 04/15/08                                   457             407
   AFC Home Equity Loan Trust,
      Ser 1998-1, Cl 1A2 (F)
         2.869%, 04/01/08                                   130             102
   AFC Home Equity Loan Trust,
      Ser 2000-1, Cl 2A (F)
         2.839%, 04/25/08                                 4,688           2,583
   Ace Securities, Ser 2003-OP1,
      Cl M1 (F)
         3.299%, 04/26/08                                 1,000             748
   Ace Securities, Ser 2005-HE7,
      Cl A1B2 (F)
         2.899%, 04/27/08                                 1,263           1,073
   Aegis Asset-Backed Securities Trust,
      Ser 2003-3, Cl M1 (F)
         3.299%, 04/25/08                                   105              84
   Ameriquest Mortgage Securities,
      Ser 2003-2, Cl M1 (F)
         3.949%, 04/25/08                                 1,402           1,226
   Argent Securities, Ser 2003-W5,
      Cl M1 (F)
         3.299%, 04/25/08                                   600             500

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Argent Securities, Ser 2003-W9,
      Cl M1 (F)
         3.289%, 04/26/08                         $       1,287   $       1,003
   Asset-Backed Funding Certificates,
      Ser 2003-WF1, Cl A2 (F)
         3.885%, 04/25/08                                 2,506           2,385
   Asset-Backed Funding Certificates,
      Ser 2005-AQ1, Cl A2 (G)
         4.300%, 06/25/35                                 1,315           1,303
   Asset-Backed Securities Home
      Equity Loan Trust, Ser 2003-HE4,
      Cl M2 (F)
         6.121%, 04/15/08                                   416             336
   Asset-Backed Securities Home
      Equity Loan Trust, Ser 2003-HE5,
      Cl M1 (F)
         3.871%, 04/15/08                                 1,733           1,470
   BNC Mortgage Loan Trust,
      Ser 2007-1, Cl M1 (F)
         2.839%, 04/25/08                                 6,300           1,926
   Bear Stearns Asset Backed
      Securities, Ser 2007-HE2,
      Cl 1A1 (F)
         2.699%, 04/30/08                                10,329          10,010
   Bear Stearns Asset-Backed
      Securities, Ser 2000-2, Cl M2 (G)
         8.280%, 08/25/30                                 8,000           7,737
   Bear Stearns Asset-Backed
      Securities, Ser 2003-1, Cl A1 (F)
         3.099%, 04/25/08                                 4,601           4,086
   Bear Stearns Asset-Backed
      Securities, Ser 2007-AQ2,
      Cl A1 (F)
         2.699%, 04/30/08                                 6,235           5,568
   Citigroup Mortgage Loan Trust,
      Ser 2006-FX1, Cl A1 (F)
         2.699%, 04/30/08                                 1,461           1,389
   Citigroup Mortgage Loan Trust,
      Ser 2007-AHL1, Cl A2A (F)
         2.639%, 04/25/08                                 1,313           1,234
   Conseco Finance, Ser 2001-D,
      Cl A5 (G)
         6.190%, 11/15/32                                 2,052           2,035
   Contimortgage Home Equity Loan
      Trust, Ser 1997-1, Cl A9
         7.050%, 03/15/28                                    53              52
   Contimortgage Home Equity Loan
      Trust, Ser 1997-2, Cl A9
         7.090%, 04/15/28                                    46              46
   Countrywide Asset-Backed
      Certificates, Ser 2006-S1, Cl A2
         5.549%, 08/25/21                                 2,171           2,118


--------------------------------------------------------------------------------
136        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Asset-Backed
      Certificates, Ser 2007-S2,
      Cl A2 (F)
         5.649%, 04/01/08                         $       3,354   $       2,812
   Credit Suisse First Boston Mortgage
      Securities, Ser 2001-CK1 Cl A3
         6.380%, 12/18/35                                   610             626
   EMC Mortgage Loan Trust,
      Ser 2002-AA, Cl A1 (F)
         3.069%, 04/25/08                                 1,856           1,745
   Equivantage Home Equity Loan
      Trust, Ser 1997-2, Cl A3 (G)
         7.775%, 04/01/08                                   168             145
   First Union National Bank,
      Ser 2000-C2, Cl A2
         7.202%, 10/15/32                                   814             849
   GMAC Commercial Mortgage
      Securities, Ser 2003-C3, Cl A4
         5.023%, 04/10/40                                 2,881           2,835
   GMAC Mortgage Loan Trust,
      Ser 2007-HE1, Cl A2 (F)
         5.621%, 04/01/08                                 4,497           3,906
   GSAA Home Equity Trust,
      Ser 2006-2, Cl 2A1 (F)
         3.235%, 04/27/08                                 3,372           3,310
   Home Equity Asset Trust,
      Ser 2003-4, Cl M2 (F)
         4.999%, 04/25/08                                 1,069             826
   Indymac Indx Mortgage Loan Trust,
      Ser 2007-AR15, Cl 2A1
         5.996%, 08/25/37                                 9,686           6,102
   Indymac Seconds Asset-Backed
      Trust, Ser 2006-A, Cl A (F)
         2.729%, 04/25/08                                 3,261           1,257
   Master Asset-Backed Securities
      Trust, Ser 2005-AB1, Cl A1B (G)
         5.143%, 04/01/08                                    80              80
   Master Asset-Backed Securities,
      Ser 2006-AB1, Cl A1 (F)
         2.739%, 04/27/08                                 4,654           4,552
   Merrill Lynch Mortgage Investors
      Trust, Ser 2003-OPT1, Cl A3 (F)
         2.959%, 04/26/08                                 1,227           1,053
   Morgan Stanley Capital I,
      Ser 2003-NC8, Cl M1 (F)
         3.649%, 04/27/08                                 2,200           1,664
   Morgan Stanley Capital I,
      Ser 2007-HE2, Cl A2A (F)
         2.639%, 04/25/08                                   610             586
   Morgan Stanley Dean Witter Capital,
      Ser 2003-NC4, Cl M2 (F)
         5.599%, 04/25/08                                   157             143

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Morgan Stanley Home Equity Loans,
      Ser 2007-1, Cl A1 (F)
         3.185%, 04/25/08                         $         540   $         518
   New Century Home Equity Loan
      Trust, Ser 2003-B, Cl M1 (F)
         3.249%, 04/27/08                                 1,917           1,413
   New Century Home Equity Loan
      Trust, Ser 2005-A, Cl A2 (G)
         4.461%, 04/25/08                                 1,679           1,662
   Novastar Home Equity Loan,
      Ser 2007-1, Cl A2A1 (F)
         2.699%, 04/30/08                                11,469          10,887
   Option One Mortgage Loan Trust,
      Ser 2001-4, Cl A (F)
         3.199%, 04/25/08                                   478             454
   Option One Mortgage Loan Trust,
      Ser 2003-5, Cl M1 (F)
         3.249%, 04/23/08                                   666             536
   Option One Mortgage Loan Trust,
      Ser 2006-1, Cl M11 (F)
         5.099%, 04/27/08                                   280              12
   Option One Mortgage Securities,
      Ser 2005-3A, Cl N1
         5.438%, 08/26/35                                   159               3
   Residential Funding Mortgage
      Securities, Ser 2000-HI1,
      Cl AI7 (G)
         8.290%, 02/25/25                                 2,486           2,478
   Residential Funding Mortgage
      Securities, Ser 2005-HS1,
      Cl AI1 (F)
         2.719%, 04/25/08                                 2,394           2,312
   Salomon Brothers Mortgage
      Securities, Ser 2000-C3, Cl A2
         6.592%, 12/18/33                                   403             412
   Terwin Mortgage Trust,
      Ser 2005-9HGS, Cl A1 (F)
         4.000%, 04/01/08                                 1,435           1,352
   Terwin Mortgage Trust,
      Ser 2006-2HGS, Cl A1 (F)
         4.500%, 04/01/08                                 5,156           2,490
   Terwin Mortgage Trust,
      Ser 2006-4SL, Cl A1 (F)
        4.500%, 04/01/08                                  4,889           4,706
   Terwin Mortgage Trust,
      Ser 2006-6, Cl 1A2 (F)
         4.750%, 04/21/08                                 7,600           4,729
   Terwin Mortgage Trust,
      Ser 2006-6, Cl A1 (F)
         4.500%, 04/01/08                                 4,319           2,620
   Terwin Mortgage Trust,
      Ser 2006-8, Cl 1A2 (F)
         5.000%, 04/01/08                                 4,500             949


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        137

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Terwin Mortgage Trust,
      Ser 2006-HF1, Cl A1A (F)
         4.500%, 04/01/08                         $         102   $         102
   Wells Fargo Home Equity Trust,
      Ser 2004-2, Cl M8B (F)
         5.000%, 04/01/08                                   395             110
                                                                  --------------
                                                                        119,657
                                                                  --------------

OTHER ASSET-BACKED SECURITIES -- 4.7%
   Aames Mortgage Investment Trust,
      Ser 2005-4, Cl B2 (F)
         5.349%, 04/12/08                                   780              82
   CNH Equipment Trust,
      Ser 2004-A, Cl A4A (F)
         2.928%, 04/15/08                                   922             922
   Chase Funding Mortgage Loan,
      Ser 2002-1, Cl 2A2 (F)
         3.099%, 04/25/08                                 1,685           1,552
   Chase Funding Mortgage Loan,
      Ser 2003-6, Cl 1A3
         3.340%, 05/25/26                                   571             569
   Chase Issuance Trust,
      Ser 2008-A4, Cl A4
         4.650%, 03/15/15                                12,748          12,748
   Citicorp Residential Mortgage
      Securities, Ser 2006-1, Cl A2 (G)
         5.682%, 07/25/36                                 1,236           1,210
   Citicorp Residential Mortgage
      Securities, Ser 2006-2, Cl A2 (G)
         5.557%, 04/01/08                                 1,163           1,143
   Connecticut RRB Special Purpose
      Trust, Ser 2001-1, Cl A5
         6.210%, 12/30/11                                   721             757
   Conseco Finance Home Loan Trust,
      Ser 2000-E, Cl M1 (F)
         8.130%, 04/01/08                                 1,781           1,742
   Conseco Finance Securitization,
      Ser 2000-4, Cl A6 (F)
         8.310%, 05/01/32                                 1,396           1,112
   Countrywide Asset-Backed
      Certificates, Ser 2003-BC2,
      Cl 2A1 (F)
         3.735%, 04/25/08                                    38              35
   Countrywide Asset-Backed
      Certificates, Ser 2004-14,
      Cl A4 (F)
         2.879%, 04/25/08                                   845             729
   Countrywide Asset-Backed
      Certificates, Ser 2005-15,
      Cl 1AF1 (F)
         2.739%, 04/25/08                                 1,797           1,795

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Asset-Backed
      Certificates, Ser 2007-3,
      Cl 2A1 (F)
         2.699%, 04/25/08                         $         569   $         536
   Countrywide Asset-Backet
      Certificates, Ser 2006-10,
      Cl MV1 (F)
         2.859%, 04/25/08                                10,450           5,526
   Countrywide Home Equity Loan
      Trust, Ser 2002-E, Cl A
         3.078%, 04/15/08                                   206             181
   Countrywide Home Equity Loan
      Trust, Ser 2004-K, Cl A2 (F)
         3.118%, 04/15/08                                 1,423           1,237
   Countrywide Home Equity Loan
      Trust, Ser 2005-F, Cl 2A (F)
         3.058%, 04/15/08                                 2,839           2,138
   Countrywide Home Equity Loan
      Trust, Ser 2005-M, Cl A2 (F)
         2.938%, 04/15/08                                   853             850
   Countrywide Home Equity Loan
      Trust, Ser 2007-GW, Cl A (F)
         3.368%, 04/17/08                                16,154          12,902
   Credit Suisse First Boston Mortgage
      Securities, Ser 2001-MH29,
      Cl A (G)
         5.600%, 09/25/31                                 1,073           1,086
   Domino's Pizza Master Issuer LLC,
      Ser 2007-1, Cl A2
        5.261%, 04/25/37                                  1,743           1,516
   Embarcadero Aircraft Securitization,
      Ser 2000-A, Cl A1 (F)
         3.298%, 04/15/08                                 4,200           3,528
   First Franklin Mortgage Loan Asset-
      Backed Securities, Ser 2004-FF11,
      Cl 1A2 (F)
         2.949%, 04/25/08                                   138             116
   First Franklin Mortgage Loan Asset-
      Backed Securities, Ser 2005-FF10,
      Cl A4 (F)
         3.455%, 04/25/08                                 8,400           7,749
   First Franklin Mortgage Loan Asset-
      Backed Securities, Ser 2005-FF9,
      Cl A3 (F)
         3.415%, 04/25/08                                 9,500           8,898
   First Franklin Mortgage Loan,
      Ser 2006-FFA, Cl A3 (F)
         3.255%, 04/25/08                                 6,348           2,802
   First Horizon ABS Trust,
      Ser 2004-HE2, Cl A (F)
         2.819%, 04/25/08                                 2,102           1,839


--------------------------------------------------------------------------------
138        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   GMAC Mortgage Loan Trust,
      Ser 2005-HE3, Cl A1VN (F)
         2.859%, 04/25/08                         $       7,885   $       5,942
   GSAMP Trust, Ser 2003-SEA,
      Cl A1 (F)
         2.999%, 04/25/08                                 3,797           3,399
   Great America Leasing Receivables,
      Ser 2006-1, Cl A3
         5.340%, 01/15/10                                 1,132           1,141
   Green Tree Financial,
      Ser 1993-4, Cl A5
         7.050%, 01/15/19                                   392             406
   Green Tree Financial,
      Ser 1996-5, Cl A6
         7.750%, 07/15/27                                 1,176           1,234
   HSI Asset Securitization Trust,
      Ser 2005-I1, Cl 2A3 (F)
         2.889%, 04/27/08                                 8,000           6,839
   Lehman XS Trust,
      Ser 2005-5N, Cl 1A1 (F)
         2.899%, 04/01/08                                 6,063           4,749
   Lehman XS Trust,
      Ser 2005-5N, Cl M4 (F)
         4.349%, 04/30/08                                 1,800             360
   Lehman XS Trust,
      Ser 2006-7, Cl 2A1 (F)
         2.669%, 04/25/08                                   125             125
   Lehman XS Trust,
      Ser 2006-GP1, Cl A4A
         2.929%, 04/25/08                                 5,561           3,391
   Lehman XS Trust,
      Ser 2007-1, Cl WF1
         7.000%, 01/25/37                                 3,160           2,653
   Lehman XS Trust,
      Ser 2007-9, Cl 1A1 (F)
         2.729%, 04/25/08                                13,103          10,936
   Long Beach Asset Holdings,
      Ser 2005-WL1, Cl N1
         5.193%, 06/25/45                                   164              20
   Long Beach Mortgage Loan Trust,
      Ser 2006-WL1, Cl 1A3 (F)
         2.929%, 04/27/08                                 1,306           1,013
   MSCC Heloc Trust,
      Ser 2005-1, Cl A (F)
         2.789%, 04/25/08                                   573             487
   Master Specialized Loan Trust,
      Ser 2007-2, Cl A (F)
         2.949%, 04/28/08                                11,658           8,627
   Merrill Lynch First Franklin Mortgage
      Loan Trust, Ser 2007-1, Cl M1 (F)
         2.979%, 04/27/08                                 2,084             620
   Merrill Lynch Mortgage Investors
      Trust, Ser 2005-SL3, Cl A1 (F)
         2.829%, 04/10/08                                   869             806

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Merrill Lynch Mortgage Investors
      Trust, Ser 2006-WMC2,
      Cl A2D (G)
         5.895%, 04/25/08                         $       5,200   $       4,132
   Merrill Lynch Mortgage Investors
      Trust, Ser 2007-MLN1, Cl M1 (F)
         2.999%, 04/25/08                                 3,010             934
   Merrill Lynch Mortgage Investors,
      Ser 2007-SL1, Cl A1 (F)
         2.899%, 04/11/08                                 7,161           5,981
   Mid-State Trust, Ser 11, Cl A1
         4.864%, 07/15/38                                 5,013           4,903
   Morgan Stanley Capital I,
      Ser 2006-T21, Cl A4
         5.162%, 10/12/52                                 2,500           2,437
   Morgan Stanley Capital I,
      Ser 2006-WMC1, Cl A2A (F)
         2.669%, 04/25/08                                    39              39
   Oncor Electric Delivery Transition
      Bond, Ser 2003-1, Cl A2
         4.030%, 02/15/12                                 2,887           2,913
   Orchid Structured Finance CDO,
      Ser 2003-1A, Cl A1MM (F)
         3.070%, 05/18/08                                 4,206           3,661
   Ownit Mortgage Loan Asset-Backed
      Securities Trust, Ser 2006-1,
      Cl AF1 (G)
         5.424%, 12/25/36                                 3,654           3,604
   Residential Asset Mortgage Products,
      Ser 2003-RS11, Cl MII1 (F)
         3.694%, 04/25/08                                   188             175
   Residential Asset Mortgage Products,
      Ser 2003-RS2, Cl AII (F)
         3.279%, 04/25/08                                    75              57
   Residential Asset Mortgage Products,
      Ser 2003-RS7, Cl AI6 (F)
         5.340%, 04/01/08                                   651             659
   Residential Asset Mortgage Products,
      Ser 2007-RS1, Cl A1 (F)
         2.679%, 04/09/08                                 4,671           4,449
   Resmae Mortgage Loan Trust,
      Ser 2006-1, Cl A2A (C) (F)
         2.699%, 04/25/08                                 4,159           4,025
   SLC Student Loan Trust,
      Ser 2006-2, Cl B (F)
         3.030%, 06/19/08                                 5,250           4,367
   SLM Student Loan Trust,
      Ser 2006-9, Cl B (F)
         3.561%, 04/12/08                                 4,000           3,279
   SLM Student Loan Trust,
      Ser 2006-C, Cl C (F)
         5.381%, 06/15/08                                 4,000           2,565


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        139

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Saco I Trust, Ser 2005-9, Cl A1 (F)
         2.849%, 04/27/08                         $       1,199   $         854
   Saco I Trust, Ser 2005-WM3,
      Cl A1 (F)
         2.859%, 04/27/08                                 1,195             981
   Saco I Trust, Ser 2006-6, Cl A (F)
         2.729%, 04/25/08                                 4,108           1,486
   Securitized Asset-Backed
      Receivables LLC, Ser 2005-FR4,
      Cl A3 (F)
         2.799%, 04/25/08                                    99              99
   Soundview Home Equity Loan Trust,
      Ser 2005-OPT4, Cl M8 (F)
         5.099%, 04/25/08                                   500              77
   Start, Ser 2003-1, Cl X (E)
         4.130%, 04/21/08                                 4,176           4,134
   Start, Ser 2003-2, Cl X (E)
         4.600%, 04/21/08                                 3,329           3,279
   Structured Asset Investment Loan,
      Ser 2003-BC4, Cl M2 (F)
         5.599%, 04/25/08                                   192             145
   Structured Asset Securities,
      Ser 2004-19XS, Cl A2 (G)
         4.370%, 04/01/08                                   435             434
   Structured Asset Securities,
      Ser 2006-GEL4, Cl A1 (F)
         2.719%, 04/27/08                                 3,711           3,534
   Structured Asset Securities,
      Ser 2007-BC2, Cl A2 (F)
         2.689%, 04/25/08                                13,549          12,866
   TMS SBA Loan Trust, Ser 1999-1,
      Cl A (F)
         3.800%, 04/15/08                                   198             177
                                                                  --------------
                                                                        204,294
                                                                  --------------
Total Asset-Backed Securities
   (Cost $436,099) ($ Thousands)                                        369,190
                                                                  --------------

CORPORATE OBLIGATIONS -- 23.8%

CONSUMER DISCRETIONARY -- 1.7%
   American Achievement
         8.250%, 04/01/12                                   900             803
   Boyd Gaming
         7.125%, 02/01/16                                   350             282
         6.750%, 04/15/14                                   570             467
   CCH I LLC (J)
         11.000%, 10/01/15                                  740             514
   COX Communications
         7.875%, 08/15/09                                   750             785
         4.625%, 06/01/13                                   805             773
   CSC Holdings
         7.625%, 07/15/18                                    80              73

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Cablevision, B
         6.896%, 03/30/13                         $         997   $         928
   Caesars Entertainment
         8.125%, 05/15/11                                   540             454
   Cengage Learning Acquisitions (C)
         10.500%, 01/15/15                                  480             413
   Clear Channel Communications
         6.250%, 03/15/11                                 2,230           1,968
         4.250%, 05/15/09                                   990             960
   Comcast
         9.000%, 09/01/08                                 1,150           1,168
         6.500%, 01/15/15                                   985           1,009
         6.500%, 01/15/17                                   720             735
         5.850%, 11/15/15                                   465             459
         5.450%, 11/15/10                                   525             541
         5.300%, 01/15/14                                 2,340           2,297
   Comcast Cable Communications
         8.375%, 03/15/13                                 4,695           5,215
         6.750%, 01/30/11 (J)                             2,310           2,402
   Community Health Systems
         8.875%, 07/15/15                                 1,070           1,074
   Daimler Finance LLC
         8.500%, 01/18/31                                   470             537
         7.300%, 01/15/12                                 1,400           1,495
         6.500%, 11/15/13                                 5,170           5,450
   Daimler Finance LLC MTN (F)
         3.218%, 06/08/08                                 2,910           2,874
   DirecTV Holdings
         8.375%, 03/15/13                                   350             355
   Eastman Kodak
         7.250%, 11/15/13                                 2,740           2,617
   Echostar DBS
         7.125%, 02/01/16                                 1,970           1,837
   Ford Motor
         9.215%, 09/15/21                                 1,000             788
         7.450%, 07/16/31 (J)                             2,940           1,940
   General Motors (J)
         8.250%, 07/15/23                                 3,100           2,170
   HCA
         9.250%, 11/15/16                                 1,639           1,700
         9.125%, 11/15/14                                   230             237
   HCA PIK
         9.625%, 11/15/16                                    50              52
   Hertz
         8.875%, 01/01/14                                   725             687
   Home Depot
         5.875%, 12/16/36                                   735             600
   Idearc
         8.000%, 11/15/16                                 1,280             829
   Inn of the Mountain Gods
         12.000%, 11/15/10                                1,010             980
   Lamar Media, Ser B
         6.625%, 08/15/15                                   720             634


--------------------------------------------------------------------------------
140        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   MGM Mirage
         8.500%, 09/15/10                         $         160   $         165
         7.625%, 01/15/17 (J)                             1,440           1,310
   Mandalay Resort Group (J)
         9.500%, 08/01/08                                   440             440
   Marriott International, Ser J
         5.625%, 02/15/13                                   235             227
   McDonald's
         6.300%, 03/01/38                                   750             767
         5.350%, 03/01/18                                 2,020           2,049
   News America
         6.200%, 12/15/34                                    65              62
   R.H. Donnelley (C) (J)
         8.875%, 10/15/17                                   415             259
   River Rock Entertainment
         9.750%, 11/01/11                                   930             925
   Rogers Cable
         5.500%, 03/15/14                                   430             406
   Rogers Communications
         7.875%, 05/01/12                                   550             601
         6.750%, 03/15/15                                 1,015           1,011
   Service Corp International
         7.625%, 10/01/18                                   340             342
         6.750%, 04/01/16                                    20              19
   Station Casinos
         7.750%, 08/15/16                                 1,495           1,204
   Sun Media
         7.625%, 02/15/13                                   470             444
   Target
         7.000%, 01/15/38                                 1,020           1,048
   Time Warner
         7.700%, 05/01/32                                 3,645           3,838
         6.875%, 05/01/12                                 2,455           2,534
   Time Warner Cable
         5.850%, 05/01/17                                 1,015             972
   Time Warner Entertainment
         8.375%, 07/15/33                                 1,265           1,423
   Viacom
         6.875%, 04/30/36                                   500             482
         5.750%, 04/30/11                                   495             500
   Visteon (J)
         8.250%, 08/01/10                                   920             752
   Wal-Mart Stores
         6.500%, 08/15/37                                 1,286           1,350
   Walt Disney
         4.700%, 12/01/12                                   730             749
   Yum! Brands
         6.875%, 11/15/37                                 1,255           1,201
                                                                  --------------
                                                                         74,182
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 0.5%
   Anheuser-Busch
         5.050%, 10/15/16                         $         940   $         948
   CVS Caremark (C)
         9.350%, 01/10/23                                 8,600           8,342
   Estee Lauder
         5.550%, 05/15/17                                 1,140           1,164
   General Mills
         6.000%, 02/15/12                                   750             786
         5.650%, 09/10/12                                   945             983
   Kellogg, Ser B
         6.600%, 04/01/11                                   890             959
   Kraft Foods
         6.125%, 02/01/18                                 3,095           3,093
   Kroger
         5.000%, 04/15/13                                 1,050           1,056
   Philip Morris Capital
         7.500%, 07/16/09                                 1,750           1,775
   Reynolds American
         6.750%, 06/15/17                                 1,260           1,274
   Schering-Plough
         6.000%, 09/15/17                                   365             367
                                                                  --------------
                                                                         20,747
                                                                  --------------
ENERGY -- 3.0%
   Anadarko Finance, Ser B
         7.500%, 05/01/31                                 3,610           4,062
         6.750%, 05/01/11                                    20              21
   Anadarko Petroleum
         6.450%, 09/15/36                                 5,850           5,957
         3.200%, 06/15/08 (F)                             4,000           3,924
   Canadian Natural Resources
         5.850%, 02/01/35                                   800             735
         5.700%, 05/15/17                                   265             268
   Chesapeake Energy
         6.375%, 06/15/15                                   500             485
   Compagnie Generale de
   Geophysique
         7.750%, 05/15/17                                   110             112
         7.500%, 05/15/15                                 1,205           1,223
   Conoco
         6.950%, 04/15/29                                 1,460           1,662
   Conoco Funding
         7.250%, 10/15/31                                   530             618
         6.350%, 10/15/11                                   920           1,002
   ConocoPhillips
         5.900%, 10/15/32                                 1,090           1,114
   Devon Financing
         6.875%, 09/30/11                                 1,700           1,856
   Dynegy Holdings
         7.750%, 06/01/19                                 1,485           1,389
   Edison Mission Energy
         7.625%, 05/15/27                                   420             395


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        141

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   El Paso
         7.000%, 06/15/17                         $       3,920   $       4,032
         6.950%, 06/01/28                                 6,750           6,311
   El Paso MTN
         7.800%, 08/01/31                                   967             993
         7.750%, 01/15/32 (J)                             1,830           1,880
   El Paso Natural Gas
         5.950%, 04/15/17                                   485             476
   El Paso Performance-Linked
      Trust (C)
         7.750%, 07/15/11                                 5,470           5,593
   Energy Future Holdings PIK (C)
         11.250%, 11/01/17                               17,640          17,464
   Energy Transfer Partners
         6.700%, 07/01/18                                 2,160           2,176
   GAZ Capital (C)
         6.510%, 03/07/22                                 3,460           3,084
         6.212%, 11/22/16                                 4,740           4,396
   Hess
         7.875%, 10/01/29                                 1,070           1,270
         7.300%, 08/15/31                                 4,380           4,935
   Husky Energy
         6.800%, 09/15/37                                   505             513
   Husky Oil
         7.550%, 11/15/16                                   830             952
   Intergas Finance
         6.375%, 05/14/17                                   220             193
   Kerr-McGee
         7.875%, 09/15/31                                   820             960
         6.950%, 07/01/24                                   450             477
   Kinder Morgan Energy Partners
         7.125%, 03/15/12                                    90              96
         6.750%, 03/15/11                                   580             608
         6.300%, 02/01/09                                   570             581
         6.000%, 02/01/17                                 3,485           3,468
         5.950%, 02/15/18                                 2,378           2,355
         5.850%, 09/15/12                                 1,015           1,041
         5.000%, 12/15/13                                 2,735           2,697
   Marathon Oil
         6.000%, 10/01/17                                   510             517
         5.900%, 03/15/18                                 1,610           1,618
         OPTI Canada (C)
         8.250%, 12/15/14                                   700             693
         7.875%, 12/15/14                                   880             860
   Peabody Energy, Ser B
         6.875%, 03/15/13                                   300             305
   Pemex Project Funding Master
      Trust (J)
         6.625%, 06/15/35                                 2,072           2,144
   Petrobras International Finance
         6.125%, 10/06/16                                 5,715           5,699
   Ras Laffan LNG III (C)
         6.332%, 09/30/27                                 1,305           1,191

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   SemGroup L.P. (C)
         8.750%, 11/15/15                         $         200   $         183
   Shell International Finance
         5.200%, 03/22/17                                 1,265           1,336
   Sonat
         7.625%, 07/15/11                                 2,850           2,946
   Southern Natural Gas
         8.000%, 03/01/32                                   170             186
   Southern Natural Gas (C)
         5.900%, 04/01/17                                   405             396
   Suburban Propane Partners
         6.875%, 12/15/13                                   735             717
   Tennessee Gas Pipeline
         7.625%, 04/01/37                                   830             869
   Tosco
         8.125%, 02/15/30                                   400             503
   Transocean
         6.000%, 03/15/18                                 1,500           1,543
   Vastar Resources (J)
         6.500%, 04/01/09                                 3,490           3,602
   Weatherford International
         7.000%, 03/15/38                                   510             519
         6.800%, 06/15/37                                   370             366
         6.350%, 06/15/17                                 1,320           1,365
         5.950%, 06/15/12                                   785             818
   Williams
         8.750%, 03/15/32                                 5,860           6,768
         7.750%, 06/15/31 (J)                             1,880           1,998
   Williams, Ser A
         7.500%, 01/15/31                                    90              94
   XTO Energy
         7.500%, 04/15/12                                   850             941
                                                                  --------------
                                                                        129,551
                                                                  --------------
FINANCIALS -- 11.2%
   ABX Financing (C)
         6.350%, 10/15/36                                 4,250           4,101
   ASIF Global Financing XIX (C)
         4.900%, 01/17/13                                   390             384
   Ace INA Holdings
         6.700%, 05/15/36                                   290             281
         5.700%, 02/15/17                                   655             652
   Aiful (C)
         5.000%, 08/10/10                                 1,420           1,339
   Allied Capital
         6.625%, 07/15/11                                 3,420           3,589
   Allied World Assurance
         7.500%, 08/01/16                                 2,500           2,565
   American Express
         8.150%, 03/19/38                                 2,315           2,565
         6.800%, 09/01/16 (F)                             2,010           1,890
         6.150%, 08/28/17 (J)                             1,200           1,194


--------------------------------------------------------------------------------
142        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   American General Finance MTN
         6.900%, 12/15/17                         $       3,457   $       3,378
   American Honda Finance (C)
         5.100%, 03/27/12                                 1,685           1,763
   American International Group
         6.250%, 03/15/37                                 2,560           2,074
         4.700%, 10/01/10                                   225             226
   American International Group MTN
         5.850%, 01/16/18                                 4,340           4,259
         4.950%, 03/20/12 (J)                               880             865
   BAC Capital Trust XIV (F)
         5.630%, 03/15/12                                   130              95
   BRE Properties+
         7.450%, 01/15/11                                 2,430           2,516
   Bank One
         7.875%, 08/01/10                                 3,525           3,767
   Bank of America
         8.000%, 07/30/08 (J)                             4,500           4,505
         7.400%, 01/15/11                                 1,325           1,419
         5.750%, 12/01/17                                 3,610           3,736
         5.420%, 03/15/17                                 4,300           4,265
         5.375%, 06/15/14                                 2,715           2,792
   Bank of New York Mellon
         4.500%, 04/01/13                                   610             614
   Banponce Trust I, Ser A
         8.327%, 02/01/27                                 2,590           2,535
   Bear Stearns
         7.250%, 02/01/18                                 7,370           7,616
         6.400%, 10/02/17                                   500             494
         5.350%, 02/01/12 (J)                             3,280           3,154
         4.500%, 10/28/10                                 1,470           1,385
   Bunge Finance
         4.375%, 12/15/08                                   425             427
   Bunge Finance L.P. (J)
         5.900%, 04/01/17                                   600             603
   CIT Group
         5.000%, 02/01/15                                 1,440           1,128
         4.250%, 02/01/10                                 1,595           1,309
   Capital One Bank
         4.875%, 05/15/08                                 1,375           1,373
   Capital One Capital III
         7.686%, 08/15/36                                 1,361           1,057
   Capital One Financial
         6.750%, 09/15/17                                   510             485
   China Development Bank
         5.000%, 10/15/15                                   500             498
   Citigroup
         6.875%, 03/05/38                                12,635          12,626
         5.875%, 02/22/33                                 1,685           1,418
         5.500%, 02/15/17                                 2,350           2,201
         5.000%, 09/15/14                                 3,175           2,992
         3.625%, 02/09/09                                 1,370           1,366
   Citigroup Capital XXI
         8.300%, 12/21/57                                 1,800           1,774

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Financial MTN
         5.800%, 06/07/12                         $         975   $         883
         2.874%, 06/18/08                                   400             393
   Countrywide Financial MTN (F)
         2.819%, 06/26/08                                 6,070           5,576
   Countrywide Financial MTN, Cl A (J)
         3.345%, 05/05/08                                   700             695
   Credit Suisse First Boston USA
         4.875%, 08/15/10                                 2,210           2,268
   Credit Suisse New York
         5.750%, 02/15/18                                 5,765           5,751
   DI Finance, Ser B
         9.500%, 02/15/13                                    90              92
   Delta Airlines, Ser 01-1
         6.619%, 03/18/11                                   420             412
   Depfa ACS Bank (C)
         5.125%, 03/16/37                                 3,000           2,930
   Deutsche Bank Capital Funding
      Trust (C) (F)
         5.628%, 01/19/49                                 2,760           2,389
   Developers Divers Realty+
         5.375%, 10/15/12                                   260             243
   Discover Financial Services (C)
         6.450%, 06/12/17                                   250             215
   Dryden Investor Trust (C) (H)
         7.157%, 07/23/08                                   891             896
   East Lane Re (C) (F)
         9.239%, 04/30/08                                   650             658
   Equity One+
         3.875%, 04/15/09                                 7,480           7,323
   Export-Import Bank of Korea
         5.500%, 10/17/12                                 2,790           2,861
   Farmers Exchange Capital (C)
         7.200%, 07/15/48                                 1,465           1,331
         7.050%, 07/15/28                                 1,434           1,317
   Farmers Insurance Exchange (C)
         8.625%, 05/01/24                                 3,017           3,185
   First Data
         7.960%, 10/15/14                                 4,850           4,360
   First Industrial L.P. MTN
         7.500%, 12/01/17                                 1,800           1,720
   Ford Motor Credit LLC
         8.050%, 06/15/08 (F)                             3,863           3,066
         8.000%, 12/15/16                                 4,680           3,664
         7.875%, 06/15/10                                 7,405           6,457
         7.375%, 10/28/09                                 3,470           3,162
         7.250%, 10/25/11                                   336             276
         6.625%, 06/16/08                                 1,500           1,483
   Forest City Enterprises
         7.625%, 06/01/15                                   500             475
         6.500%, 02/01/17                                   270             243
   GE Global Insurance Holding
         7.500%, 06/15/10                                   105             113


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        143

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   GMAC LLC
         7.750%, 01/19/10                         $      10,170   $       8,797
         7.250%, 03/02/11                                 3,520           2,772
         6.875%, 09/15/11                                 6,120           4,684
         5.850%, 01/14/09 (J)                             1,680           1,567
         5.625%, 05/15/09 (J)                            14,680          13,378
         5.276%, 04/25/08 (F)                             5,668           3,787
         5.125%, 05/09/08                                 1,480           1,471
   General Electric Capital
         6.375%, 05/15/08 (F)                             5,870           5,744
         5.875%, 01/14/38                                 1,300           1,253
   General Electric Capital MTN (J)
         5.625%, 09/15/17                                   610             625
         5.250%, 10/19/12                                 1,265           1,314
   General Electric Capital MTN,
      Ser A
         6.750%, 03/15/32                                 1,665           1,778
         5.450%, 01/15/13                                    20              21
         3.750%, 12/15/09                                 1,838           1,859
   General Electric Capital MTN,
      Ser A (J)
         6.000%, 06/15/12                                 2,005           2,138
   General Electric Capital MTN,
      Ser G
         6.150%, 08/07/37                                   747             746
   Genworth Financial
         5.650%, 06/15/12                                 1,280           1,284
         4.950%, 10/01/15                                 1,595           1,456
   Glen Meadow PassThrough (C) (F)
         6.505%, 04/01/08                                 2,200           1,977
   Glitnir Banki (C)
         7.451%, 09/14/08 (F)                               400             324
         6.693%, 04/01/08 (F)                             3,960           3,192
         6.375%, 09/25/12                                 2,330           1,988
         6.330%, 07/28/11                                 1,980           1,700
   Goldman Sachs Capital I (J)
         6.345%, 04/01/08                                 1,370           1,186
   Goldman Sachs Capital II (F)
         5.793%, 04/01/08                                 2,975           1,982
   Goldman Sachs Group
         6.750%, 10/01/37                                 1,930           1,796
         6.150%, 04/01/18                                   495             494
         5.950%, 01/18/18                                   440             436
         5.450%, 11/01/12                                 2,170           2,198
         5.350%, 01/15/16                                   660             644
         5.250%, 10/15/13                                 3,565           3,545
   HBOS Capital Funding (C) (F)
         6.071%, 06/30/08                                 1,330           1,168
   HBOS PLC
         5.920%, 09/29/49                                 5,850           4,304
   HBSC Holdings PLC
         6.500%, 09/15/37                                   950             901

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   HSBC Finance
         8.000%, 07/15/10                         $       3,475   $       3,667
         7.000%, 05/15/12                                 1,505           1,561
         6.375%, 11/27/12                                   585             593
         4.625%, 09/15/10                                   650             641
         4.125%, 12/15/08                                 1,000             999
         4.125%, 11/16/09                                 2,155           2,122
   Hartford Financial Services Group
         6.300%, 03/15/18                                 1,520           1,523
   Health Care Properties+
        6.000%, 01/30/17                                  4,000           3,266
        5.650%, 12/15/13                                  1,985           1,771
   Highwoods Realty L.P.+
        7.500%, 04/15/18                                  1,142           1,063
   Host Marriott L.P., Ser Q+ (J)
        6.750%, 06/01/16                                    455             425
   ICICI Bank
         6.375%, 04/01/08 (F)                               678             589
         6.375%, 04/30/08 (C) (F)                         2,320           1,995
         6.375%, 04/30/22                                   960             835
   ILFC E-Capital Trust II (C) (F) (J)
         6.250%, 12/21/65                                   900             804
   International Lease Finance MTN
         5.750%, 06/15/11                                 2,900           2,918
         5.650%, 06/01/14                                   770             739
         4.750%, 01/13/12                                 1,176           1,138
         3.313%, 05/24/08 (F)                               925             876
   JPMorgan Chase
         6.000%, 10/01/17                                 1,585           1,652
         6.000%, 01/15/18                                   775             808
         5.750%, 01/02/13                                 6,435           6,722
   JPMorgan Chase Capital XV
         5.875%, 03/15/35                                 1,645           1,399
   Kaupthing Bank
         7.625%, 04/12/08                                 8,810           8,293
         7.125%, 05/19/16 (C)                             1,350             911
         5.750%, 10/04/11 (C)                               960             766
   Korea Development Bank
         4.625%, 09/16/10                                 1,000           1,019
   Landsbanki Islands (C)
         6.100%, 08/25/11                                 5,570           4,866
   Lazard Group
         7.125%, 05/15/15                                 2,880           2,801
         6.850%, 06/15/17                                 2,011           1,883
   Lehman Brothers Holdings
         6.875%, 07/17/37                                   870             754
         5.750%, 01/03/17                                 1,085             980
   Lehman Brothers Holdings Capital Trust
      VII MTN (F)
         5.857%, 04/01/08                                 4,280           2,707
   Lehman Brothers Holdings MTN
         14.500%, 06/20/08 (F)                            3,977           4,357
         11.000%, 11/07/16 (F)                            4,283           4,138


--------------------------------------------------------------------------------
144        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
         8.920%, 08/16/08 (F)                     $       2,370   $       2,131
         6.750%, 12/28/17                                 5,820           5,595
         6.200%, 09/26/14                                 1,160           1,144
         5.625%, 01/24/13                                 3,220           3,131
         5.500%, 04/04/16                                   520             488
         5.250%, 02/06/12                                 1,220           1,177
   Liberty Mutual Group (C)
         7.500%, 08/15/36 (J)                             1,258           1,192
         6.500%, 03/15/35                                 1,525           1,394
   Lincoln National
         5.650%, 08/27/12                                   480             489
   MUFG Capital Finance 1 (F)
         6.346%, 04/25/08                                 1,670           1,361
   Marathon Oil
         6.600%, 10/01/37                                 1,006           1,003
   Merna Reinsurance, Ser B (F)
         4.446%, 04/03/08                                 3,750           3,421
   Merrill Lynch
         7.430%, 09/01/22                                     4               4
         6.110%, 01/29/37                                 1,405           1,111
         6.050%, 05/16/16                                 1,270           1,205
         5.700%, 05/02/17                                 1,300           1,235
         5.450%, 02/05/13                                 3,055           3,006
   Merrill Lynch MTN (F)
         8.950%, 05/18/08                                 1,790           1,781
         8.680%, 05/02/08                                 3,160           3,148
   Metlife
         6.400%, 12/15/36                                 1,265           1,005
   Metlife Capital Trust IV (C)
         7.875%, 06/12/08                                 1,200           1,091
   Morgan Stanley
         6.625%, 04/01/18                                 3,150           3,150
         5.375%, 10/15/15                                   675             641
         5.300%, 03/01/13                                 1,213           1,209
         4.750%, 04/01/14                                 1,220           1,133
   Morgan Stanley MTN
         5.950%, 12/28/17                                 1,985           1,918
         4.401%, 04/18/08 (F)                             1,200           1,081
   Morgan Stanley MTN, Ser E
         5.450%, 01/09/17                                   470             440
   Morgan Stanley MTN, Ser G
         5.750%, 08/31/12                                 2,320           2,362
   NB Capital Trust IV
         8.250%, 04/15/27                                 4,500           4,624
   National Capital Trust II (C) (F)
         5.486%, 06/17/08                                 2,231           1,891
   National City Bank MTN
         5.800%, 06/07/17                                 1,290             955
   Nationwide Mutual Insurance (C)
         6.600%, 04/15/34                                   690             599
   North Front Pass-Through Trust
      (C) (F)
         5.810%, 06/15/08                                 1,975           1,950

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   PNC Bank
         6.875%, 04/01/18                         $         355   $         362
   PNC Funding
         5.250%, 11/15/15                                 1,370           1,293
   Power Receivables Financial
         6.290%, 01/01/12                                 3,151           3,297
         6.290%, 01/01/12 (C)                               259             271
   Prime Property Funding+ (C)
         5.600%, 06/15/11                                 1,780           1,780
         5.500%, 01/15/14                                 1,850           1,745
   Prologis+
         5.500%, 04/01/12                                   985             987
         5.250%, 11/15/10                                   455             459
   Prudential Financial MTN
         5.700%, 12/14/36                                   275             234
   RSHB Capital (C)
         6.299%, 05/15/17                                 4,140           3,835
   Rabobank Capital Fund Trust II
      (C) (F)
         5.260%, 04/01/08                                   200             172
   Rabobank Capital Fund Trust III
      (C) (F)
         5.254%, 06/30/08                                   420             349
   Realogy (J)
         12.375%, 04/15/15                                2,950           1,313
   Residential Capital LLC
         8.500%, 06/01/12                                   100              49
         8.000%, 05/22/08                                 1,720             843
         6.598%, 04/17/08 (F)                               350             199
         6.178%, 05/22/08 (F) (J)                           970             553
   Resona Preferred Global
      Securities (C) (F)
         7.191%, 04/01/08                                   580             507
   Royal Bank of Scotland Group PLC
      (C) (F)
         6.990%, 04/04/08                                 1,570           1,333
   Royal Bank of Scotland Group PLC
      MTN (F)
         7.640%, 04/01/08                                 1,000             861
   SLM MTN
         5.625%, 08/01/33                                   695             474
         5.050%, 11/14/14                                   690             502
   SLM MTN, Ser A
         5.375%, 05/15/14                                 4,905           3,681
         5.000%, 10/01/13                                 5,645           4,249
         5.000%, 04/15/15                                   120              86
   SLM MTN, Ser CPI (F)
         5.210%, 04/01/08                                 5,580           5,329
   SLM MTN, Ser S (F) (K)
         2.827%, 04/14/08                                 6,294           6,294
   Shinsei Finance Cayman (C) (F) (J)
         6.418%, 04/01/08                                 5,180           3,433


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        145

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Simon Property Group L.P.
       5.750%, 05/01/12++                         $       1,860   $       1,859
       5.750%, 12/01/15+                                    910             866
       5.600%, 09/01/11+                                    690             690
       3.750%, 01/30/09                                   2,500           2,481
   Small Business Administration,
     Ser 2003-P10A, Cl 1
       4.524%, 02/10/13                                   2,811           2,813
   Standard Chartered (C)
       6.400%, 09/26/17                                     715             730
   Stingray Pass-Through Trust (C)
       5.902%, 01/12/15                                   2,723             517
   Sumitomo Mitsui Banking (C) (F)
       5.625%, 04/15/08                                   2,620           2,216
   Suntrust Preferred Capital I (F)
       5.853%, 04/01/08                                   1,540           1,141
   TNK-BP Finance
       7.875%, 03/13/18 (C)                               1,570           1,450
       7.500%, 07/18/16                                     100              94
       7.500%, 07/18/16 (C)                               3,320           3,083
       6.625%, 03/20/17 (C)                                 720             623
   Toyota Motor Credit
       5.500%, 12/15/08                                     120             121
   Travelers (F)
       6.250%, 05/15/08                                   1,470           1,297
   Travelers MTN
       5.375%, 06/15/12                                     370             384
   Turanalem Finance
       8.250%, 01/22/37                                   3,614           2,853
       8.250%, 01/22/37 (C)                               4,190           3,286
   UDR MTN+
       5.000%, 01/15/12                                   2,000           1,952
   UDR+
       5.500%, 04/01/14                                   2,000           1,926
   US Bank MTN
       5.920%, 05/25/12                                   4,352           4,520
   Ventas Realty L.P.+
       9.000%, 05/01/12                                     180             189
       6.500%, 06/01/16                                     495             478
   Wachovia
       5.750%, 02/01/18                                   4,210           4,124
       5.500%, 08/01/35 (J)                               1,405           1,113
       5.300%, 10/15/11                                   2,155           2,176
       5.250%, 08/01/14 (J)                               4,390           4,336
       4.875%, 02/15/14                                     875             852
   Wachovia Bank
       6.000%, 11/15/17                                   4,700           4,590
   Wachovia Capital Trust III (F)
       5.800%, 04/15/08                                   3,300           2,351
   Washington Mutual
       4.625%, 04/01/14                                   3,180           2,242
   Washington Mutual Preferred
     Funding (C) (F)
       6.534%, 04/01/08                                   1,600             843

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Wells Fargo
       5.375%, 02/07/35                           $       2,085   $       1,892
       4.375%, 01/31/13                                   2,000           1,990
   Wells Fargo Capital X (J)
       5.950%, 12/15/36                                     760             685
   Westfield Capital (C)
       4.375%, 11/15/10                                   2,103           2,062
   Westfield Group+ (C)
       5.400%, 10/01/12                                     962             936
   Woodbourne Pass-Through Trust
     (C) (F)
       4.158%, 04/08/08                                   2,500           2,300
   ZFS Finance USA Trust I (C) (F)
       6.150%, 04/15/08                                     750             663
   ZFS Finance USA Trust II (C) (F)
       6.450%, 04/15/08                                     772             702
   iStar Financial, Ser 1+
       5.875%, 03/15/16                                     795             556
                                                                  --------------
                                                                        490,339
                                                                  --------------
HEALTH CARE -- 0.8%
   Abbot Laboratories
       5.600%, 11/30/17                                     755             790
   Aetna
       6.000%, 06/15/16                                   1,570           1,606
   Astrazeneca PLC
       5.400%, 09/15/12                                   2,455           2,590
   Bristol-Myers Squibb
       5.875%, 11/15/36                                     560             542
   Coventry Health Care
       5.950%, 03/15/17                                   1,630           1,540
   Davita
       6.625%, 03/15/13                                   1,065           1,033
   FMC Finance III
       6.875%, 07/15/17                                   1,600           1,600
   HCA
       7.500%, 11/06/33 (J)                               3,380           2,611
       6.500%, 02/15/16 (J)                                 749             631
       6.250%, 02/15/13                                     119             104
       5.750%, 03/15/14                                   3,090           2,549
   Schering-Plough
       6.550%, 09/15/37                                   1,130           1,092
   Tenet Healthcare
       9.875%, 07/01/14                                   4,115           3,981
       7.375%, 02/01/13 (J)                                 336             300
   Teva Pharmaceutical Finance LLC
       6.150%, 02/01/36                                     830             809
       5.550%, 02/01/16                                     475             478
   UnitedHealth Group
       6.875%, 02/15/38                                   1,010             965
       6.000%, 06/15/17                                     860             840


--------------------------------------------------------------------------------
146        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   WellPoint
       6.800%, 08/01/12                           $       1,000   $       1,069
       5.875%, 06/15/17                                   3,215           3,147
       5.250%, 01/15/16                                     465             437
   Wyeth
       6.700%, 03/15/11                                   3,681           3,979
       5.950%, 04/01/37                                   2,680           2,618
                                                                  --------------
                                                                         35,311
                                                                  --------------
INDUSTRIALS -- 2.2%
   Aetna
       6.750%, 12/15/37                                     970             924
   Air 2 US (C)
       8.027%, 10/01/19                                     765             697
   America West Airlines, Ser 1999-1
       7.930%, 01/02/19                                   7,918           8,037
   American Airlines, Ser 1999-1
       7.024%, 10/15/09                                   3,630           3,605
   Burlington North Santa Fe
       5.750%, 03/15/18                                   1,490           1,494
   Burlington Northern Santa Fe
       6.750%, 07/15/11                                   1,610           1,721
   Cedar Brakes I LLC (C)
       8.500%, 02/15/14                                   1,306           1,434
   Cedar Brakes II LLC (C)
       9.875%, 09/01/13                                   2,431           2,729
   Complete Production Services
       8.000%, 12/15/16                                   1,005             965
   Continental Airlines, Ser 1997, Cl1A
       7.461%, 04/01/15                                   1,898           1,765
   Continental Airlines, Ser 1997, Cl4A
       6.900%, 01/02/18                                   1,652           1,590
   Continental Airlines, Ser 1999-2
       7.256%, 03/15/20                                     922             907
   Continental Airlines, Ser A
       5.983%, 04/19/22                                   1,700           1,515
   DRS Technologies
       6.625%, 02/01/16                                     505             494
   Delhaize Group
       6.500%, 06/15/17                                     925             955
   Delta Air Lines (C)
       6.821%, 08/10/22                                   1,848           1,782
   Delta Air Lines, Ser 2001-1
       7.111%, 09/18/11                                   6,250           6,156
   Diageo Capital PLC
       5.750%, 10/23/17                                     485             497
       5.200%, 01/30/13                                   1,555           1,609
   FedEx, Ser A3
       8.400%, 03/23/10                                     498             530
   General Electric
       5.000%, 02/01/13                                   1,140           1,181

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Hutchison Whampoa International
     (C)
       7.450%, 11/24/33                           $       1,745   $       1,793
   Kinder Morgan Energy Partners
     MTN
       6.950%, 01/15/38                                     190             186
   L-3 Communications, Ser B
       6.375%, 10/15/15                                     520             508
   Lockheed Martin
       4.121%, 03/14/13                                     515             516
   News America (C)
       6.650%, 11/15/37                                     180             182
   Nordstrom
       7.000%, 01/15/38                                   1,955           1,935
   Pemex Project Funding Master
     Trust (C)
       6.625%, 06/15/35                                     715             740
   Petrobras International Finance
       5.875%, 03/01/18                                   2,770           2,666
   Service International
       7.500%, 04/01/27                                     670             569
   Systems 2001 Asset Trust (C)
       6.664%, 09/15/13                                   1,363           1,437
   Taqa Abu Dhabi National Energy (C)
       5.620%, 10/25/12                                   5,381           5,549
   Teekay
       8.875%, 07/15/11                                   1,785           1,888
   Terex
       7.375%, 01/15/14                                     320             317
   Tyco International Group
       7.000%, 06/15/28                                     230             221
       6.875%, 01/15/29                                   7,535           7,367
       6.750%, 02/15/11                                   3,470           3,656
       6.375%, 10/15/11                                   8,830           8,799
       6.125%, 11/01/08                                     230             232
       6.125%, 01/15/09                                      80              81
       6.000%, 11/15/13                                     915             919
   United Air Lines, Ser A-3 (H) (I)
       8.390%, 01/21/11                                     578              --
   United Parcel Service
       4.500%, 01/15/13                                   5,270           5,460
   United Technologies
       6.500%, 06/01/09                                   2,365           2,469
   Waste Management
       7.125%, 12/15/17                                   5,305           5,891
       7.100%, 08/01/26                                   1,710           1,784
                                                                  --------------
                                                                         95,752
                                                                  --------------
INFORMATION TECHNOLOGY -- 0.2%
   Corning
       7.250%, 08/15/36                                     485             523
   Electronic Data Systems
       7.125%, 10/15/09                                   3,680           3,753


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        147

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Freescale Semiconductor
       8.875%, 12/15/14                           $         280   $         219
   Hewlett-Packard
       5.500%, 03/01/18                                   1,010           1,035
       4.500%, 03/01/13                                     987           1,001
   NXP Funding LLC
       9.500%, 10/15/15 (J)                                 365             300
       7.875%, 10/15/14                                     110             101
   Sungard Data Systems (J)
       10.250%, 08/15/15                                    725             729
   Xerox
       6.750%, 02/01/17                                     240             253
       5.500%, 05/15/12                                   1,025           1,034
                                                                  --------------
                                                                          8,948
                                                                  --------------
MATERIALS -- 0.3%
   CodelCo (C)
       4.750%, 10/15/14                                     960             957
   Freeport-McMoRan Copper & Gold
       8.375%, 04/01/17                                   1,450           1,539
   Georgia Gulf (J)
       9.500%, 10/15/14                                     220             170
   Graham Packaging
       9.875%, 10/15/14 (J)                                 210             176
       8.500%, 10/15/12                                     590             531
   Lafarge
       6.150%, 07/15/11                                     770             785
   PPG Industries
       6.650%, 03/15/18                                     435             461
       5.750%, 03/15/13                                     435             449
   Potash of Saskatchewan
       4.875%, 03/01/13                                   1,220           1,242
   Steel Dynamics
       7.375%, 11/01/12 (C)                                 290             293
       6.750%, 04/01/15                                     810             794
   US Steel
       6.050%, 06/01/17                                     245             227
   Vale Overseas
       8.250%, 01/17/34                                     150             167
       6.875%, 11/21/36                                   5,750           5,610
   Westlake Chemicals
       6.625%, 01/15/16                                     610             534
   Weyerhaeuser
       6.750%, 03/15/12                                     370             389
                                                                  --------------
                                                                         14,324
                                                                  --------------
SOVEREIGN -- 0.7%
   Canadian Government
       4.000%, 12/01/31                                     795           1,138
   Deutsche Bundesrepublik, Ser 04
       3.750%, 01/04/15                                   6,320          10,013
   Emirate of Abu Dhabi (C)
       5.500%, 08/02/12                                   2,400           2,589

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Quebec Province
       5.125%, 11/14/16                           $       2,295   $       2,481
   Republic of Brazil (J)
       6.000%, 01/17/17                                   2,375           2,421
   Republic of Italy
       5.375%, 06/15/33                                     629             660
   Russian Federation (G)
       7.500%, 03/31/30                                   1,676           1,930
   United Mexican States
       6.050%, 01/11/40                                     990             988
       5.625%, 01/15/17 (J)                                 804             845
   United Mexican States MTN, Ser A
       7.500%, 04/08/33                                     176             213
       6.750%, 09/27/34                                   5,858           6,535
       5.875%, 01/15/14                                     720             770
                                                                  --------------
                                                                         30,583
                                                                  --------------
TELECOMMUNICATION SERVICES -- 1.3%
   AT&T
       6.500%, 09/01/37                                   1,380           1,365
       6.450%, 06/15/34                                     625             611
       5.500%, 02/01/18                                   2,660           2,604
       5.100%, 09/15/14                                   6,245           6,204
       4.125%, 09/15/09                                     795             799
   AT&T Mobility LLC
       6.500%, 12/15/11                                   1,455           1,544
   America Movil
       6.375%, 03/01/35                                   1,186           1,148
       6.125%, 11/15/37                                     610             565
       5.625%, 11/15/17                                   1,710           1,691
   BellSouth
       6.000%, 11/15/34                                     850             798
       4.750%, 11/15/12                                     170             170
   British Telecom PLC
       8.375%, 12/15/10                                   1,250           1,375
       5.950%, 01/15/18                                   1,786           1,731
   Citizens Communications
       7.875%, 01/15/27                                     555             476
       7.125%, 03/15/19                                     370             324
   Deutsche Telekom International
     Finance
       8.250%, 06/15/30                                     510             612
       8.000%, 06/15/10                                     925             989
       5.750%, 03/23/16                                   1,920           1,898
   France Telecom
       7.750%, 03/01/11                                   1,500           1,627
   Intelsat
       9.000%, 06/15/16                                      75              76
   Intelsat Bermuda
       9.250%, 06/15/16                                     325             327
   Koninklijke
       8.000%, 10/01/10                                     650             698
   Level 3 Financing (J)
       9.250%, 11/01/14                                     690             564


--------------------------------------------------------------------------------
148        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Motorola
       5.375%, 11/15/12                           $       1,190   $       1,112
   New Cingular Wireless Services
       8.125%, 05/01/12                                   1,595           1,785
   New Jersey Bell Telephone
       7.850%, 11/15/29                                   1,135           1,248
   Qwest
       7.500%, 10/01/14                                   2,230           2,174
       5.625%, 11/15/08                                     430             428
   Qwest Communications
     International (F) (J)
       6.565%, 05/11/08                                     545             540
   Rogers Communications
       6.375%, 03/01/14                                   2,070           2,052
   Sprint Capital
       8.750%, 03/15/32                                     660             558
       8.375%, 03/15/12                                   3,430           3,173
       6.900%, 05/01/19                                     100              79
   Telecom Italia Capital
       6.200%, 07/18/11                                   1,730           1,716
       5.250%, 11/15/13                                     790             738
       5.250%, 10/01/15                                      90              82
       4.950%, 09/30/14                                   1,250           1,138
   Telefonica Emisiones
       5.984%, 06/20/11                                   2,265           2,332
   Telefonica Europe
       7.750%, 09/15/10                                   1,925           2,065
   Verizon Communications
       6.400%, 02/15/38                                     890             869
   Verizon Communications
       5.500%, 04/01/17                                     475             468
       5.500%, 02/15/18                                   1,500           1,461
   Verizon New Jersey, Ser A
       5.875%, 01/17/12                                   2,175           2,242
   Verizon New York, Ser A
       6.875%, 04/01/12                                     660             694
   Vodafone Group PLC
       5.625%, 02/27/17                                     585             569
       5.350%, 02/27/12                                     400             405
   Windstream
       8.625%, 08/01/16                                   1,460           1,442
                                                                  --------------
                                                                         57,566
                                                                  --------------
UTILITIES -- 1.9%
   AES
       8.000%, 10/15/17                                   5,690           5,761
       7.750%, 10/15/15                                   1,040           1,048
   Allegheny Energy Supply (C)
       8.250%, 04/15/12                                     880             950
   Arizona Public Services
       8.000%, 12/30/15                                   2,972           3,507
   CMS Energy
       6.550%, 07/17/17                                     860             832

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Carolina Power & Light
       6.300%, 04/01/38                           $         515   $         528
   Centerpoint Energy
       5.875%, 06/01/08                                   3,500           3,505
   Commonwealth Edison
       6.450%, 01/15/38                                     985             949
       6.150%, 09/15/17                                   1,230           1,263
   DPL
       6.875%, 09/01/11                                   2,405           2,567
   Detroit Edison, Ser A
       6.625%, 06/01/36                                     990           1,028
   Dominion Resources
       5.700%, 09/17/12                                   3,870           4,053
       4.750%, 12/15/10                                   1,895           1,939
   Duke Energy
       6.000%, 01/15/38                                   1,475           1,470
   Duke Energy Carolinas
       6.250%, 01/15/12                                   1,875           2,014
       5.625%, 11/30/12                                   4,000           4,253
   Edison Mission Energy
       7.200%, 05/15/19                                   1,160           1,145
       7.000%, 05/15/17                                     880             876
   Energy Future Holdings (C)
       10.875%, 11/01/17                                     40              40
   Exelon
       5.625%, 06/15/35                                   2,720           2,392
   Exelon Generation LLC (C)
       6.950%, 06/15/11                                   1,825           1,936
   FirstEnergy, Ser B
       6.450%, 11/15/11                                     510             534
   FirstEnergy, Ser C
       7.375%, 11/15/31                                   5,845           6,358
   Intergas Finance (C) (J)
       6.375%, 05/14/17                                   3,485           3,041
   Midamerican Energy Holdings
       5.750%, 04/01/18                                   2,235           2,257
   NRG Energy
       7.250%, 02/01/14                                   1,610           1,590
   Nevada Power, Ser A
       8.250%, 06/01/11                                   2,050           2,213
   Northern States Power
       5.250%, 03/01/18                                     770             783
   Pacific Gas & Electric
       6.350%, 02/15/38                                   1,010           1,027
       6.050%, 03/01/34                                   2,110           2,068
       5.800%, 03/01/37                                     800             757
   Pacificorp
       6.250%, 10/15/37                                   1,370           1,384
   Power Contract Financing (C)
       6.256%, 02/01/10                                   1,924           1,974
   Progress Energy
       6.850%, 04/15/12                                     715             774
   Public Service Colorado
       7.875%, 10/01/12                                   1,230           1,418


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        149

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Southern California Edison
         6.000%, 01/15/34                       $         1,505   $       1,518
   Southern California Edison,
     Ser 08-A
         5.950%, 02/01/38                                 1,940           1,944
   Swepco Capital Trust I (F)
         5.250%, 04/01/08                                 4,255           4,298
   TXU, Ser P
         5.550%, 11/15/14                                   540             422
   TXU, Ser Q
         6.500%, 11/15/24                                 1,320             937
   TXU, Ser R (J)
         6.550%, 11/15/34                                 4,955           3,498
   Virginia Electric & Power
         6.350%, 11/30/37                                   585             598
         5.100%, 11/30/12                                 1,235           1,283
                                                                  --------------
                                                                         82,732
                                                                  --------------
Total Corporate Obligations
   (Cost $1,073,561) ($ Thousands)                                    1,040,035
                                                                  --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.8%
   FHLB
         5.000%, 09/18/09                                 4,070           4,232
         4.050%, 01/21/09                                 2,000           2,000
         3.310%, 01/23/09                                 2,000           2,006
         2.655%, 04/02/08 (E)                            23,240          23,238
         2.320%, 04/23/08 (E)                             9,370           9,357
         2.310%, 04/25/08 (E)                             3,527           3,522
         2.219%, 04/28/08 (E)                             2,949           2,944
         2.123%, 04/18/08 (E)                             5,925           5,919
         1.883%, 04/16/08 (E)                            33,210          33,184
   FHLMC
         5.625%, 11/23/35                                 4,830           5,030
         4.625%, 05/28/13 (J)                             3,750           3,760
         4.300%, 04/21/08 (E)                               525             524
         2.911%, 04/28/08 (E)                               450             449
         2.526%, 08/18/08 (E)                               225             223
         2.214%, 06/27/08 (E)                               450             448
         2.081%, 06/23/08 (E)                               546             543
   FHLMC, Ser 3117, Cl PC
         5.000%, 06/15/31                                 4,875           4,982
   FICO STRIPS, Ser D-P (E)
         5.448%, 09/26/19                                 4,904           2,955
   FNMA
         6.250%, 02/01/11 (J)                             8,000           8,606
         5.125%, 04/15/11 (J)                             4,910           5,237
         2.029%, 06/25/08 (E)                                74              74
         1.825%, 12/15/08 (E)                             6,319           6,229
         2.868%, 04/23/08 (E)                            38,600          38,558
         2.732%, 04/25/08 (E)                             2,550           2,547
         2.573%, 08/25/08 (E)                               125             124
         4.397%, 04/16/08 (E)                               975             974

--------------------------------------------------------------------------------

                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------

         4.280%, 05/09/08 (E)                   $            11   $          11
         4.263%, 05/07/08 (E)                                89              89
         4.208%, 04/07/08 (E)                               500             500
                                                                  --------------
Total U.S. Government Agency Obligations
   (Cost $167,230) ($ Thousands)                                        168,265
                                                                  --------------
CASH EQUIVALENTS** -- 11.1%
   Evergreen Select Money Market
     Fund, Institutional Class,
     3.270%                                             809,409             809
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A,
     3.190%++                                       145,382,636         145,383
   SEI Liquidity Fund L.P.,
     3.200%++ (K)                                   337,295,990         337,296
                                                                  --------------
Total Cash Equivalents
   (Cost $483,488) ($ Thousands)                                        483,488
                                                                  --------------
U.S. TREASURY OBLIGATIONS -- 7.5%
   U.S. Treasury Bill
         1.349%, 05/22/08                                    38              38
   U.S. Treasury Bonds TIPS (D) (J)
         2.375%, 04/15/11                                11,079          11,903
   U.S. Treasury Bonds
         8.875%, 02/15/19 (J)                             4,397           6,392
         8.125%, 08/15/19 (J)                             4,060           5,656
         7.125%, 02/15/23 (J)                             7,800          10,336
         6.250%, 08/15/23 to 05/15/30 (J)                 5,252           6,634
         6.125%, 11/15/27 (J)                            11,477          14,248
         5.375%, 02/15/31 (J)                             6,923           8,007
         5.250%, 02/15/29                                 2,670           3,009
         5.000%, 05/15/37 (J)                             1,528           1,709
         4.500%, 03/31/12                                   110             119
         4.500%, 02/15/36 (J)                             2,236           2,310
         3.875%, 04/15/29 (D)                             4,658           6,297
         3.625%, 04/15/28 (D) (J)                        13,133          17,030
         3.375%, 01/15/12 (D)                               368             415
         2.500%, 07/15/16 (D)                             6,622           7,460
         2.375%, 01/15/25 to 01/15/27 (D) (J)            39,942          43,489
         2.000%, 01/15/26 (D) (J)                         1,669           1,720
         1.875%, 07/15/15 (D) (J)                        17,916          19,339
   U.S. Treasury Bonds TIPS (J)
         1.750%, 01/15/28                                 4,662           4,622
   U.S. Treasury Notes
         5.125%, 05/15/16 (J)                             7,410           8,442
         4.750%, 08/15/17 to 02/15/37 (J)                12,046          13,091
         4.750%, 05/31/12                                    10              11
         4.625%, 07/31/12 (J)                             1,340           1,465
         4.500%, 05/15/10                                   873             927
         4.250%, 09/30/12 to 11/15/17 (J)                54,044          58,018
         4.250%, 08/15/15                                 1,313           1,430
         3.625%, 12/31/12 to 05/15/13 (J)                39,717          41,862


--------------------------------------------------------------------------------
150        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount
                                                 ($ Thousands)/
                                              Notational Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

         3.500%, 02/15/18                       $         3,473   $       3,493
         2.000%, 02/28/10                                 1,399           1,409
         3.250%, 12/31/09 (J)                               688             707
   U.S. Treasury STRIPS
         5.797%, 11/15/21 (A) (J)                        43,310          23,780
         4.448%, 11/15/27                                 5,282           2,172
                                                                  --------------
Total U.S. Treasury Obligations
   (Cost $302,468) ($ Thousands)                                        327,540
                                                                  --------------

PURCHASED SWAPTIONS -- 0.1%
   U.S. Swaption Call, Merrill Lynch                     66,431           1,769
   U.S. Swaption Call, Merrill Lynch                      8,765           1,001
                                                                  --------------
Total Purchased Swaptions
   (Cost $719) ($ Thousands)                                              2,770
                                                                  --------------

COMMERCIAL PAPER (A) -- 1.0%

FINANCIAL SERVICES -- 0.9%
   BNP Paribas Finance
         2.670%, 04/28/08                                 8,450           8,433
   Citigroup Funding
         2.958%, 04/11/08                                10,765          10,756
   General Electric Capital
         2.326%, 04/25/08                                 8,455           8,442
   Rabobank USA Financial
         2.978%, 04/07/08                                 1,100           1,099
         2.625%, 04/28/08                                 2,080           2,076
   UBS Finance
         3.023%, 04/04/08                                 8,500           8,498
                                                                  --------------
                                                                         39,304
                                                                  --------------

UTILITIES -- 0.1%
   National Rural Utility
         2.320%, 04/23/08                                 3,865           3,860
                                                                  --------------
Total Commercial Paper
   (Cost $43,164) ($ Thousands)                                          43,164
                                                                  --------------

CERTIFICATES OF DEPOSIT (F) -- 0.1%
   JPMorgan Chase
         8.750%, 05/28/08                                 2,152           2,141
         7.590%, 06/28/08                                 1,960           1,923
                                                                  --------------
Total Certificates of Deposit
   (Cost $4,017) ($ Thousands)                                            4,064
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

LOAN PARTICIPATIONS -- 0.9%
   Adesa, Ser B
         7.080%, 09/22/13                       $           997   $         873
   Allison Transmission, Ser B
         5.750%, 08/07/14                                 2,000           1,753
   Alltel Wireless
         7.593%, 11/15/14                                   500             451
   Aramark Facilities Deposit
         2.000%, 01/26/14                                    69              64
   Aramark, Strip
         6.705%, 01/31/14                                   931             868
   Ashmore Energy
     (Synthetic Revolving Deposits)
         8.198%, 03/07/12                                   144             122
   Bausch & Lomb
         8.143%, 05/26/08                                   800             776
   Bausch & Lomb (Unfunded)
         0.000%, 04/11/15                                   200              --
   Berry Plastics Holding
         6.706%, 04/03/15                                 1,000             850
   Charter Communications
         6.990%, 03/15/14                                 1,500           1,266
   Cumulus Media
         6.962%, 06/07/13                                 1,000             755
   DAE Aviation Holdings, Ser B1
         0.000%, 07/31/14                                   379             365
   DAE Aviation Holdings, Ser B2
         0.000%, 07/31/14                                   287             276
   DaimlerChrysler Financial
         9.360%, 08/03/12                                 1,000             828
   Delphi, 1st Lien
         8.625%, 07/01/08                                   750             738
   Dollar General
         7.710%, 07/15/14                                 1,000             894
   Dubai Aerospace Enterprise, Strip
         0.000%, 07/21/09                                   335             330
   Education Management, Ser C
         7.000%, 06/15/13                                 1,500           1,299
   Enterprise GP Holdings
         7.494%, 05/05/08                                 1,000             982
   Freescale Semiconductor
         7.330%, 12/01/13                                 1,000             843
   General Motors, Ser B
         7.585%, 12/15/13                                 1,000             875
   Georgia-Pacific, Ser B
         6.868%, 12/23/13                                 1,496           1,388
   Harrah's
         6.244%, 01/28/15                                   750             687
   Hertz
         6.894%, 12/21/12                                   848             793
   Hertz LOC (Synthetic)
         6.660%, 02/08/12                                   152             142


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        151

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Iasis
         7.066%, 05/01/14                       $           697   $         621
   Iasis (Delayed Draw)
         7.703%, 05/01/14                                   177             158
   Iasis (Synthetic)
         7.024%, 05/01/14                                    64              57
   Iasis Healthcare
     (Unfunded, Delayed Draw)
         0.000%, 03/15/14                                    62               7
   Iconix, Ser B
         7.080%, 05/01/14                                 1,000             920
   Idearc, Ser B
         7.200%, 11/01/14                                 1,000             799
   Insight Midwest Holdings LLC
         6.480%, 04/06/14                                 1,000             907
   Las Vegas Sands LLC, Strip
     (Delayed Draw)
         0.000%, 05/08/14                                   167             148
   Las Vegas Sands LLC, Strip, Ser B
         6.950%, 05/08/14                                 1,833           1,616
   Lodgenet Entertainment
         7.200%, 04/04/14                                 1,000             824
   Manor Care
         0.000%, 11/15/14                                 1,000             870
   New Page
         8.688%, 11/05/14                                 1,000             979
   Nuveen Investments
         6.125%, 11/01/14                                   635             572
   Petco Animal Supplies, Ser B
         7.328%, 11/15/13                                 1,000             886
   Prisma Energy International
         8.198%, 03/30/14                                 1,356           1,153
   Regal Cinemas, Ser B
         6.330%, 10/19/10                                 1,000             929
   Royalty Pharma
         7.950%, 05/15/14                                 1,000             989
   Sunguard, Ser B
         7.356%, 08/15/12                                 1,250           1,160
   TXU
         8.622%, 10/10/14                                 2,000           1,820
   Telesat Canada (Unfunded), Ser B
         0.000%, 10/15/14                                   118               9
   Telesat Canada, Ser B
         7.472%, 10/15/14                                 1,382           1,279
   Tribune, Ser X
         7.396%, 05/30/09                                 1,000             881
   UPC Financing Partnership, Ser N
         7.130%, 03/30/14                                 1,000             845
   United Airlines
         7.001%, 01/12/14                                 1,000             794
   Univision Communications, Ser B
         0.000%, 09/15/14                                 2,500           1,965

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Visteon, Ser B
         8.380%, 06/20/13                       $         1,000   $         773
   Yankee Candle
         7.200%, 01/15/14                                 1,000             872
                                                                  --------------
Total Loan Participations
   (Cost $45,215) ($ Thousands)                                          41,051
                                                                  --------------
MUNICIPAL BONDS -- 0.4%
   Clark County Nevada School District
     GO, Ser C, MBIA,
     Callable 06/15/12 @ 100
         5.000%, 06/15/22                                   890             967
   Galveston County Texas GO, Ser C,
     AMBAC,
     Callable 02/01/13 @100
         5.000%, 02/01/28                                 1,435           1,564
   Greenville County School District I
     RB, Callable 12/01/12 @ 101
         5.500%, 12/01/28                                   890           1,000
   Harris County Texas GO, Flood
     Control District Contract,
     Callable 10/01/2013 @ 100
         5.250%, 10/01/20                                 2,005           2,217
   Houston Texas Water And Sewer
     System RB, FSA,
     Callable 12/01/2012 @ 100,
         5.000%, 12/01/30                                 1,345           1,465
   Massachusetts State GO,
     Consolidated Loan, Ser B, AMBAC,
     Pre-Refunded 08/01/14 @ 100
         5.000%, 08/01/22                                   810             890
   Massachusetts State GO,
     Consolidated Loan, Ser B, FSA,
     Pre-Refunded 03/01/12 @ 100
         5.500%, 03/01/17                                   765             837
   Massachusetts State GO,
     Consolidated Loan, Ser B, FSA,
     Pre-Refunded 03/01/12 @ 100
         5.500%, 03/01/18                                   750             820
   Massachusetts State GO,
     Consolidated Loan, Ser E, FSA,
     Pre-Refunded 01/01/13 @ 100
         5.250%, 01/01/18                                 1,260           1,379
   Massachusetts State Special
     Obligation RB, Consolidated Loan,
     Ser A, FGIC,
     Pre-Refunded 6/01/12 @ 100
         5.375%, 06/01/19                                   630             684
   Metropolitan Atlanta Rapid Transit
     Authority RB, Ser 2nd Indenture,
     MBIA,
     Pre-Refunded 01/01/13 @ 100
         5.000%, 07/01/28                                   450             491


--------------------------------------------------------------------------------
152        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount
                                                 ($ Thousands)/
                                                Notional Amount
                                                 ($ Thousands)/    Market Value
Description                                           Contracts   ($ Thousands)
--------------------------------------------------------------------------------

   New Jersey Economic Development
     Authority RB, School Facilities
     Construction, Ser C, MBIA,
     Pre-Refunded 06/15/12 @ 100
       5.250%, 06/15/17                         $           445   $         488
   Sacramento County Sanitation
     District RB, Ser A, AMBAC,
     Pre-Refunded 12/01/14 @ 100
       5.000%, 12/01/35                                   1,695           1,892
   University of Texas System RB,
     Finance, Ser D,
     Pre-Refunded 08/15/14 @ 100
       5.000%, 08/15/24                                   1,315           1,441
                                                                  --------------
Total Municipal Bonds
   (Cost $16,098) ($ Thousands)                                          16,135
                                                                  --------------

REPURCHASE AGREEMENT (L) -- 2.7%
   Deutsche Bank
     2.250%, dated 03/31/08, to be
     repurchased on 04/01/08,
     repurchase price $117,407,338
     (collateralized by a U.S. Government
     obligation, par value $109,882,000,
     6,250%, 02/01/11; with total market
     value $119,747,350)                                117,400         117,400
                                                                  --------------
Total Repurchase Agreement
   (Cost $117,400) ($ Thousands)                                        117,400
                                                                  --------------
Total Investments -- 124.6%
   (Cost $5,522,781) ($ Thousands)                                $   5,435,032
                                                                  ==============

WRITTEN SWAPTIONS -- (0.1)%
   U.S. Swaption Call, Merrill Lynch                     (9,240)            (36)
   U.S. Swaption Call, Merrill Lynch                    (33,000)         (2,326)
                                                                  --------------
Total Written Swaptions
   (Premiums Received $(719)) ($ Thousands)                              (2,362)
                                                                  --------------

WRITTEN OPTIONS -- 0.0%
   June 2008 90 Day Euro Call,
     Expires 06/19/08,
     Strike Price: $95.875*                                 (26)           (121)
   June 2008 90 Day Euro Put,
     Expires 06/17/08,
     Strike Price: $96.25*                                 (142)             (1)
   June 2008 90 Day Euro Put,
     Expires 06/19/08,
     Strike Price: $95.875*                                (149)             (1)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Contracts   ($ Thousands)
--------------------------------------------------------------------------------

   June 2008 U.S. 10 Year Treasury
     Note Call, Expires: 05/27/08,
     Strike Price: $117.00*                     $          (111)  $        (306)
   June 2008 U.S. 10 Year Treasury
     Note Call, Expires: 05/27/08,
     Strike Price: $118.00*                                 (70)           (149)
   June 2008 U.S. 10 Year Treasury
     Note Call, Expires: 05/27/08,
     Strike Price: $119.00*                                (135)           (217)
   June 2008 U.S. 10 Year Treasury
     Note Call, Expires: 05/27/08,
     Strike Price: $121.00*                                (161)           (136)
   June 2008 U.S. 10 Year Treasury
     Note Call, Expires: 05/27/08,
     Strike Price: $123.00*                                (170)            (72)
   June 2008 U.S. 10 Year Treasury
     Note Put, Expires: 05/27/08,
     Strike Price: $115.50*                                (200)            (88)
   March 2009 90 Day Euro Call,
     Expires 03/17/09,
     Strike Price: $97.75*                                 (139)           (156)
   May 2008 U.S. 10 Year Treasury
     Note Put, Expires: 05/27/08,
     Strike Price: $113.00*                                (105)            (15)
   May 2008 U.S. 10 Year Treasury
     Note Put, Expires: 05/27/08,
     Strike Price: $116.50*                                (151)            (99)
   May 2008 U.S. 10 Year Treasury
     Note Put, Expires: 05/27/08,
     Strike Price: $110.00*                                (135)             (4)
                                                                  --------------
Total Written Options
   (Premiums Received $(1,243)) ($ Thousands)                            (1,365)
                                                                  --------------

A summary of the open futures contracts held by the Fund at March 31, 2008, is as follows (see Note 2 in Notes to Financial Statements):

--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                  NUMBER OF                        APPRECIATION
TYPE OF                           CONTRACTS       EXPIRATION     (DEPRECIATION)
CONTRACT                       LONG (SHORT)             DATE      ($ THOUSANDS)
--------------------------------------------------------------------------------

30-Day Federal Fund                      (8)        Mar-2008     $           59
90-Day Euro$                             71         Mar-2010                265
90-Day Euro$                             (5)        Mar-2011                (20)
90-Day Euro$                             92         Mar-2009                395
90-Day Euro$                           (270)        Jun-2010             (1,138)
90-Day Euro$                             (5)        Jun-2011                (19)
90-Day Euro$                          1,192         Jun-2008              6,827
90-Day Euro$                            771         Jun-2009              2,171
90-Day Euro$                              3         Sep-2010                 12
90-Day Euro$                            559         Sep-2008                601
90-Day Euro$                            393         Sep-2009              1,073
90-Day Euro$                             11         Dec-2010                 40
90-Day Euro$                           (115)        Dec-2008               (759)
90-Day Euro$                             76         Dec-2009                316
3-Month Euro Euribor                    196         Jun-2008               (126)
10-Year Swap                             27         Jun-2008                 41
Eurx Euro-Bond                          404         Jun-2008               (614)
U.S. 2-Year Note                        322         Jun-2008                453
U.S. 5-Year Note                      3,781         Jun-2008              6,829
U.S. 10-Year Note                    (1,345)        Mar-2008             (3,749)
U.S. Long Treasury Bond                 260         Mar-2008                981
                                                                 ---------------
                                                                 $       13,638
                                                                 ---------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        153

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008

A summary of the outstanding forward foreign currency contracts held by the Fund at March 31, 2008, is as follows (see Note 2 in Notes to Financial Statements):

--------------------------------------------------------------------------------
                                                                      UNREALIZED
                              CURRENCY             CURRENCY         APPRECIATION
MATURITY                    TO DELIVER           TO RECEIVE       (DEPRECIATION)
DATE                     ($ THOUSANDS)        ($ THOUSANDS)        ($ THOUSANDS)
--------------------------------------------------------------------------------
05/07/08               EUR      20,545        USD    30,255       $      (2,251)
05/07/08               GBP       6,740        USD    13,314                 (44)
05/07/08               USD      18,694        JPY 1,981,542               1,264
                                                                  --------------
                                                                  $      (1,031)
                                                                  --------------

--------------------------------------------------------------------------------
                              CREDIT DEFAULT SWAPS
--------------------------------------------------------------------------------
                                                                  NET UNREALIZED
                                                       NOTIONAL     APPRECIATION
                                     EXPIRATION          AMOUNT   (DEPRECIATION)
DESCRIPTION                                DATE   ($ THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------
Fund receives monthly payment of
   0.417% (5.00% per annum) times
   the notional amount of the
   ABX.HE.BBB-07-2 Index. Upon a
   defined credit event, Fund
   pays the notional amount and
   takes receipt of the defined
   deliverable obligation.
   (Counterparty: Citigroup)           01/25/38   $      (1,750)  $        (523)

Fund receives monthly payment of
   0.16% (1.92% per annum) times
   the notional amount of the
   ABX.HE.AA 07-2 Index. Upon a
   defined credit event, Fund
   pays the notional amount and
   takes receipt of the defined
   deliverable obligation.
   (Counterparty: Citigroup)           01/25/38          (3,560)         (2,408)

Fund receives monthly payment of
   0.16% (1.92% per annum) times
   the notional amount of the
   ABX.HE.AA 07-2 Index. Upon a
   defined credit event, Fund
   pays the notional amount and
   takes receipt of the defined
   deliverable obligation.
   (Counterparty: Citigroup)           01/25/38          (1,435)         (1,019)

Fund receives monthly payment of
   0.417% (5.00% per annum)
   times the notional amount of
   the ABX-HE-BBB 07-2. Upon a
   defined credit event, Fund
   pays the notional amount and
   takes receipt of the defined
   deliverable obligation.
   (Counterparty: Lehman
   Brothers)                           01/25/38          (2,250)           (686)

Fund receives monthly payment of
   0.16% (1.92% per annum) times
   the notional amount of the
   ABX-HE-AA 07-2. Upon a
   defined credit event, Fund
   pays the notional amount and
   takes receipt of the defined
   deliverable obligation.
   (Counterparty: Citigroup)           01/25/38            (140)           (101)

Fund receives monthly payment of
   0.16% (1.92% per annum) times
   the notional amount of the
   ABX.HE.AA 07-2 Index. Upon a
   defined credit event, Fund
   pays the notional amount and
   takes receipt of the defined
   deliverable obligation.
   (Counterparty: Lehman
   Brothers)                           01/25/38          (1,435)           (344)

Fund receives monthly payment of
   0.16% (1.92% per annum) times
   the notional amount of the
   ABX.HE.AA 07-2 Index. Upon a
   defined credit event, Fund
   pays the notional amount and
   takes receipt of the defined
   deliverable obligation.
   (Counterparty: Lehman
   Brothers)                           01/25/38          (1,500)           (250)

Fund receives monthly payment of
   0.063% (0.76% per annum)
   times the notional amount of
   the ABX-HE-AAA 07-2 Index.
   Upon defined credit event,
   Fund pays the notional amount
   and takes receipt of the
   defined deliverable
   obligation. (Counterparty:
   Barclays)                           01/25/38          (4,500)            (31)

Fund receives monthly payment of
   0.013% (0.156% per annum)
   times the notional amount of
   the ABX.HE.AA 07-1 Index.
   Upon a defined credit event,
   Fund pays the notional amount
   and takes receipt of the
   defined deliverable
   obligation. (Counterparty:
   Citigroup)                          08/25/37            (975)           (585)

Fund receives monthly payment of
   0.16% (1.92% per annum) times
   the notional amount of the
   ABX.HE.AA 07-2 Index. Upon a
   defined credit event, Fund
   pays the notional amount and
   takes receipt of the defined
   deliverable obligation.
   (Counterparty: Lehman
   Brothers)                           01/25/38          (1,435)           (335)

--------------------------------------------------------------------------------
                                                                  NET UNREALIZED
                                                       NOTIONAL     APPRECIATION
                                     EXPIRATION          AMOUNT   (DEPRECIATION)
DESCRIPTION                                DATE   ($ THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------
Fund receives monthly payment of
   0.014% (0.17% per annum)
   times the notional amount of
   the ABX.HE.AA 06-2 Index.
   Upon a defined credit event,
   Fund pays the notional amount
   and takes receipt of the
   defined deliverable
   obligation. (Counterparty:
   Lehman Brothers)                    05/25/46   $      (3,015)  $         106

Fund receives monthly payment of
   0.014% (0.17% per annum)
   times the notional amount of
   the ABX.HE.AA 06-2 Index.
   Upon a defined credit event,
   Fund pays the notional amount
   and takes receipt of the
   defined deliverable
   obligation. (Counterparty:
   Lehman Brothers)                    05/25/46          (1,510)            109

Fund receives monthly payment of
   0.045% (0.54% per annum)
   times the notional amount of
   the ABX.HE.AA 07-2 Index.
   Upon a defined credit event,
   Fund pays the notional amount
   and takes receipt of the
   defined deliverable
   obligation. (Counterparty:
   Citigroup)                          01/25/38          (1,010)           (692)

Fund receives monthly payment of
   0.16% (1.92% per annum) times
   the notional amount of the
   ABX.HE.AA 07-2 Index. Upon a
   defined credit event, Fund
   pays the notional amount and
   takes receipt of the defined
   deliverable obligation.
   (Counterparty: JP Morgan)           01/25/38            (985)           (625)

Fund receives monthly payment of
   0.013% (0.156% per annum)
   times the notional amount of
   the ABX.HE.AA 07-1 Index.
   Upon a defined credit event,
   Fund pays the notional amount
   and takes receipt of the
   defined deliverable
   obligation. (Counterparty:
   Citigroup)                          08/25/37            (985)           (545)

Fund receives monthly payment of
   0.013% (0.156% per annum)
   times the notional amount of
   the ABX.HE.AA 07-1 Index.
   Upon a defined credit event,
   Fund pays the notional amount
   and takes receipt of the
   defined deliverable
   obligation. (Counterparty:
   Barclays)                           08/25/37          (1,035)           (567)

Fund receives monthly payment of
   0.013% (0.156% per annum)
   times the notional amount of
   the ABX.HE.AA 07-1 Index.
   Upon a defined credit event,
   Fund pays the notional amount
   and takes receipt of the
   defined deliverable
   obligation. (Counterparty:
   Citigroup)                          08/25/37            (980)           (525)

Fund receives monthly payment of
   0.16% (1.92% per annum) times
   the notional amount of the
   ABX.HE.AA 07-2 Index. Upon a
   defined credit event, Fund
   pays the notional amount and
   takes receipt of the defined
   deliverable obligation.
   (Counterparty: Citigroup)           01/25/38          (1,475)           (922)

Fund pays monthly payment of
   0.037% (0.444% per annum)
   times the notional amount of
   the ABX.HE.A 06-2 Index. Upon
   a defined credit event, Fund
   pays the notional amount and
   takes receipt of the defined
   deliverable obligation.
   (Counterparty: Lehman
   Brothers)                           05/25/46           1,490             636

Fund receives monthly payment of
   0.308% (3.696% per annum)
   times the notional amount of
   the ABX.HE.A 07-2 Index. Upon
   a defined credit event, Fund
   pays the notional amount and
   takes receipt of the defined
   deliverable obligation.
   (Counterparty: Lehman
   Brothers)                           01/25/38          (1,490)           (590)

Fund receives monthly payment of
   .416% (5.00% per annum) times
   the notional amount of the
   ABX.HE.BBB 07-2 Index. Upon a
   defined credit event, Fund
   pays the notional amount and
   takes receipt of the defined
   deliverable obligation.
   (Counterparty: Lehman
   Brothers)                           01/25/38          (1,665)           (378)

Fund receives monthly payment of
   0.16% (1.92% per annum) times
   the notional amount of the
   ABX.HE.AA 07-2 Index. Upon a
   defined credit event, Fund
   pays the notional amount and
   takes receipt of the defined
   deliverable obligation.
   (Counterparty: JP Morgan)           01/25/38          (1,960)         (1,146)

Fund receives monthly payment of
   0.013% (0.156% per annum)
   times the notional amount of
   the ABX.HE.AA 07-1 Index.
   Upon a defined credit event,
   Fund pays the notional amount
   and takes receipt of the
   defined deliverable
   obligation. (Counterparty:
   Citigroup)                          08/25/37          (2,455)         (1,242)


--------------------------------------------------------------------------------
154        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                  NET UNREALIZED
                                                       NOTIONAL     APPRECIATION
                                     EXPIRATION          AMOUNT   (DEPRECIATION)
DESCRIPTION                                DATE   ($ THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------
Fund receives monthly payment of
   0.16% (1.92% per annum) times
   the notional amount of the
   ABX.HE.AA 07-2 Index. Upon a
   defined credit event, Fund
   pays the notional amount and
   takes receipt of the defined
   deliverable obligation.
   (Counterparty: Citigroup)           01/25/38   $        (980)  $        (575)

Fund delivers monthly payment of
   0.3075% (3.69% per annum)
   times the notional amount of
   the ABX.HE.A 07-2 Index. Upon
   a defined credit event, Fund
   pays the notional amount and
   takes receipt of the defined
   deliverable obligation.
   (Counterparty: Citigroup)           01/25/38          (2,945)           (983)

Fund pays monthly payment of
   0.037% (0.444% per annum)
   times the notional amount of
   the ABX.HE.A 06-2 Index. Upon
   a defined credit event, Fund
   pays the notional amount and
   delivers the defined
   deliverable obligation.
   (Counterparty: Citigroup)           05/25/46           2,945           1,020

Fund receives monthly payment of
   0.16% (1.92% per annum) times
   the notional amount of the
   ABX.HE.AA 07-2 Index. Upon a
   defined credit event, Fund
   pays the notional amount and
   takes receipt of the defined
   deliverable obligation.
   (Counterparty: Citigroup)           01/25/38          (5,500)         (3,109)

Fund receives monthly payment of
   0.013% (0.156% per annum)
   times the notional amount of
   the ABX.HE.AA 07-1 Index.
   Upon a defined credit event,
   Fund pays the notional amount
   and takes receipt of the
   defined deliverable
   obligation. (Counterparty:
   Lehman Brothers)                    08/25/37          (4,910)         (2,373)

Fund receives monthly payment of
   0.16% (1.92% per annum) times
   the notional amount of the
   ABX.HE.AA 07-2 Index. Upon a
   defined credit event, Fund
   pays the notional amount and
   takes receipt of the defined
   deliverable obligation.
   (Counterparty: JP Morgan)           01/25/38          (3,435)         (1,894)

Fund receives monthly payment of
   0.416% (5.00% per annum)
   times the notional amount of
   the ABX.HE.BBB 07-2 Index.
   Upon a defined credit event,
   Fund pays the notional amount
   and takes receipt of the
   defined deliverable
   obligation. (Counterparty:
   Lehman Brothers)                    01/25/38          (3,335)           (728)

Fund receives monthly payment of
   0.16% (1.92% per annum) times
   the notional amount of the
   ABX.HE.AA 07-2 Index. Upon a
   defined credit event, Fund
   pays the notional amount and
   takes receipt of the defined
   deliverable obligation.
   (Counterparty: Citigroup)           01/25/38          (1,840)           (984)

Fund receives monthly payment of
   0.008% (0.096% per annum)
   times the notional amount of
   the ABX.HE.AAA07-1 Index.
   Upon a defined credit event,
   Fund pays the notional amount
   and takes receipt of the
   defined deliverable
   obligation. (Counterparty:
   Citigroup)                          08/25/37          (5,795)         (1,488)

Fund receives monthly payment of
   0.16% (1.92% per annum) times
   the notional amount of the
   ABX.HE.AA 07-2 Index. Upon a
   defined credit event, Fund
   pays the notional amount and
   takes receipt of the defined
   deliverable obligation.
   (Counterparty: Lehman
   Brothers)                           01/25/38          (1,435)           (424)

Fund receives monthly payment of
   0.16% (1.92% per annum) times
   the notional amount of the
   ABX.HE.AA 07-2 Index. Upon a
   defined credit event, Fund
   pays the notional amount and
   takes receipt of the defined
   deliverable obligation.
   (Counterparty: Lehman
   Brothers)                           01/25/38          (1,435)           (265)

Fund pays quarterly payment of
   0.60% (2.40% per annum) times
   the notional amount of Darden
   Restaurants Inc., 7.125%,
   02/01/2016. Upon a defined
   credit event, Fund receives
   the notional amount and
   delivers the defined
   deliverable obligation.
   (Counterparty: Citigroup)           03/20/15             800             (31)

Fund pays quarterly payment of
   1.00% (4.00% per annum) times
   the notional amount of Pulte
   Homes Inc., 5.25%,
   01/15/2014. Upon a defined
   credit event, Fund pays the
   notional amount and takes
   receipt of the defined
   deliverable obligation.
   (Counterparty: Deutsche Bank)       03/20/15           1,500             (50)

--------------------------------------------------------------------------------
                                                                  NET UNREALIZED
                                                       NOTIONAL     APPRECIATION
                                     EXPIRATION          AMOUNT   (DEPRECIATION)
DESCRIPTION                                DATE   ($ THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------
Fund pays quarterly payment of
   1.156% (4.62% per annum)
   times the notional amount of
   Pulte Homes Inc., 5.25%,
   01/15/2014. Upon a defined
   credit event, Fund pays the
   notional amount and takes
   receipt of the defined
   deliverable obligation.
   (Counterparty: Deutsche Bank)       03/20/13   $       1,500   $         (52)

Fund pays quarterly payment of
   .5625% (2.25% per annum)
   times the notional amount of
   Darden Restaurants Inc.,
   7.125%, 02/01/2016. Upon a
   defined credit event, Fund
   receives the notional amount
   and delivers the defined
   deliverable obligation.
   (Counterparty: Deutsche Bank)       03/20/13             400              (9)

Fund pays quarterly payment of
   .5625% (2.25% per annum)
   times the notional amount of
   Darden Restaurants Inc.,
   7.125%, 02/01/2016. Upon a
   defined credit event, Fund
   receives the notional amount
   and delivers the defined
   deliverable obligation.
   (Counterparty: Morgan Stanley)      03/20/13             400              (9)

Fund pays quarterly payment of
   0.16% (0.64% per annum) times
   the notional amount of
   Safeway Inc., 5.80%,
   08/15/2012. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty: JP
   Morgan)                             03/20/13           3,500              (3)

Fund pays quarterly payment of
   0.165% (0.66% per annum)
   times the notional amount of
   Borgwarner Inc., 03/20/2013.
   Upon a defined credit event,
   Fund will receive the
   notional amount and deliver
   the defined obligation.
   (Counterparty: Goldman Sachs)       03/20/13           4,250              43

Fund pays quarterly payment of
   0.238% (0.952% per annum)
   times the notional amount of
   the Lowes Corp., 8.25%,
   06/01/2010. Upon a defined
   credit event, Fund receives
   the notional amount and pays
   receipt of the defined
   deliverable obligation.
   (Counterparty: Bank of
   America)                            03/20/13           3,000               8

Fund pays quarterly payment of
   0.20% (0.80% per annum) times
   the notional amount of
   Borgwarner Inc., 6.50%,
   02/15/2009. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   Goldman Sachs)                      03/20/13           2,250               8

Fund pays quarterly payment of
   0.148% (0.592% per annum)
   times the notional amount of
   Safeway Inc., 5.80%,
   08/15/12. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   Bank of America)                    03/20/13           3,750               6

Fund pays quarterly payment of
   0.112% (0.45% per annum)
   times the notional amount of
   Darden Restaurants Inc.,
   7.125%, 02/01/2016. Upon a
   defined credit event, Fund
   will receive the notional
   amount and deliver the
   defined obligation.
   (Counterparty: Bank of
   America)                            12/20/11           2,250              87

Fund pays quarterly payment of
   0.115% (0.46% per annum)
   times the notional amount of
   Autozone Inc., 5.875%,
   10/15/2012. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty: JP
   Morgan)                             12/20/11           2,125              37

Fund pays quarterly payment of
   0.055% (0.22% per annum)
   times the notional amount of
   Nucor Corp., 4.875%,
   10/01/2012. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty: JP
   Morgan)                             12/20/11           2,125              25

Fund pays quarterly payment of
   0.295% (1.18% per annum)
   times the notional amount of
   Gap Inc., 8.80%, 12/15/2008.
   Upon a defined credit event,
   Fund will receive the
   notional amount and deliver
   the defined obligation.
   (Counterparty: Bank of
   America)                            12/20/11           2,125             (28)


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        155

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                                  NET UNREALIZED
                                                       NOTIONAL     APPRECIATION
                                     EXPIRATION          AMOUNT   (DEPRECIATION)
DESCRIPTION                                DATE   ($ THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------
Fund pays quarterly payment of
   0.12% (0.48% per annum) times
   the notional amount of
   MeadWestavaco Corp., 6.85%,
   04/01/2012. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   Bank of America)                    12/20/11   $       2,250   $          89

Fund pays quarterly payment of
   0.055% (0.22% per annum)
   times the notional amount of
   Nucor Corp., 4.875%,
   10/01/2012. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   Bank of America)                    12/20/11           2,125              25

Fund pays quarterly payment of
   0.048% (0.192% per annum)
   times the notional amount of
   TJX Companies Inc., 7.45%,
   12/15/2009. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   Bank of America)                    12/20/11           2,250              31

Fund pays quarterly payment of
   0.138% (0.552% per annum)
   times the notional amount of
   Black & Decker Corp., 7.125%,
   06/01/2011. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty: JP
   Morgan)                             12/20/11           2,125              66

Fund pays quarterly payment of
   0.295% (1.18% per annum)
   times the notional amount of
   Gap Inc., 8.80%, 12/15/2008.
   Upon a defined credit event,
   Fund will receive the
   notional amount and deliver
   the defined obligation.
   (Counterparty: JP Morgan)           12/20/11           2,250             (29)

Fund pays quarterly payment of
   0.098% (0.392% per annum)
   times the notional amount of
   Hasbro Inc., 2.75%,
   12/01/2021. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty: JP
   Morgan)                             12/20/11           2,250              63

Fund pays quarterly payment of
   0.138% (0.552% per annum)
   times the notional amount of
   Black & Decker Corp., 7.125%,
   06/01/2011. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   Bank of America)                    12/20/11           2,125              67

Fund pays quarterly payment of
   0.12% (0.48% per annum) times
   the notional amount of The
   Limited Inc., 6.125%,
   12/01/2012. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   Bank of America)                    12/20/11           2,250             222

Fund pays quarterly payment of
   0.193% (0.772% per annum)
   times the notional amount of
   Jones Apparel Group, 5.125%,
   11/15/2014. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty: JP
   Morgan)                             12/20/11           2,250             215

Fund pays quarterly payment of
   0.068% (0.272% per annum)
   times the notional amount of
   Southwest Airlines Co.,
   6.50%, 03/01/2012. Upon a
   defined credit event, Fund
   will receive the notional
   amount and deliver the
   defined obligation.
   (Counterparty: JP Morgan)           12/20/11           2,250             107

Fund pays quarterly payment of
   0.113% (0.452% per annum)
   times the notional amount of
   Lubrizol Corp., 7.25%,
   06/15/2035. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty: JP
   Morgan)                             12/20/11           2,125              31

Fund pays quarterly payment of
   0.05% (0.20% per annum) times
   the notional amount of PPG
   Industries Inc., 7.05%,
   08/15/2009. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty: JP
   Morgan)                             12/20/11           2,250              47

Fund pays quarterly payment of
   0.085% (0.34% per annum)
   times the notional amount of
   Whirlpool Corp., 7.75%,
   07/15/2016. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty: JP
   Morgan)                             12/20/11           2,250              50

--------------------------------------------------------------------------------
                                                                  NET UNREALIZED
                                                       NOTIONAL    APPRECIATION
                                     EXPIRATION          AMOUNT   (DEPRECIATION)
DESCRIPTION                                DATE   ($ THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------
Fund pays quarterly payment of
   0.033% (0.132% per annum)
   times the notional amount of
   Lowes Companies Inc., 8.25%,
   06/01/2010. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   Merrill Lynch)                      12/20/11   $       2,250   $          61

Fund pays quarterly payment of
   0.068% (0.272% per annum)
   times the notional amount of
   Southwest Airlines Co.,
   6.50%, 03/01/2012. Upon a
   defined credit event, Fund
   will receive the notional
   amount and deliver the
   defined obligation.
   (Counterparty: Merrill Lynch)       12/20/11           2,125             101

Fund pays quarterly payment of
   0.113% (0.452% per annum)
   times the notional amount of
   Lubrizol Corp., 7.25%,
   06/15/2025. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   Merrill Lynch)                      12/20/11           2,125              32

Fund pays quarterly payment of
   0.225% (0.90% per annum)
   times the notional amount of
   MDC Holdings Inc., 5.50%,
   05/15/2013. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   Merrill Lynch)                      12/20/11           2,250              87

Fund pays quarterly payment of
   0.173% (0.692% per annum)
   times the notional amount of
   Donnelley (R.R.) & Sons,
   4.95%, 04/01/2014. Upon a
   defined credit event, Fund
   will receive the notional
   amount and deliver the
   defined obligation.
   (Counterparty: Merrill Lynch)       12/20/11           2,250              88

Fund pays quarterly payment of
   0.035% (0.14% per annum)
   times the notional amount of
   Pitney Bowes Inc., 4.625%,
   10/01/2012. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   Bank of America)                    12/20/11           4,500              71

Fund pays quarterly payment of
   0.11% (0.44% per annum) times
   the notional amount of
   Autozone Inc., 5.875%,
   10/15/2012. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   Bank of America)                    12/20/11           2,125              38

Fund pays quarterly payment of
   0.183% (0.732% per annum)
   times the notional amount of
   Masco Corp., 5.875%,
   07/15/2012. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   Bank of America)                    12/20/13           2,250             227

Fund pays quarterly payment of
   0.065% (0.26% per annum)
   times the notional amount of
   Dow Chemical Inc., 6.00%,
   10/01/2012. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty: JP
   Morgan)                             12/20/13           2,125              67

Fund pays quarterly payment of
   0.088% (0.352% per annum)
   times the notional amount of
   MGIC Investment Corp., 6.00%,
   11/01/2015. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   Bank of America)                    12/20/13           2,125             436

Fund pays quarterly payment of
   0.088% (0.352% per annum)
   times the notional amount of
   PMI Group Inc., 6.00%,
   09/15/2016. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   Bank of America)                    12/20/13           2,125             470

Fund pays quarterly payment of
   0.098% (0.39% per annum)
   times the notional amount of
   Radian Group Inc., 7.75%,
   06/01/2011. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   Bank of America)                    12/20/13           2,125             672

Fund pays quarterly payment of
   0.07% (0.28% per annum) times
   the notional amount of
   Nordstrom Inc., 6.95%,
   03/15/2028. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty: JP
   Morgan)                             12/20/13           2,125             109


--------------------------------------------------------------------------------
156        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                  NET UNREALIZED
                                                       NOTIONAL     APPRECIATION
                                     EXPIRATION          AMOUNT   (DEPRECIATION)
DESCRIPTION                                DATE   ($ THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------
Fund pays quarterly payment of
   0.088% (0.352% per annum)
   times the notional amount of
   MGIC Investment Corp., 6.00%,
   11/01/2015. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty: JP
   Morgan)                             12/20/13   $       2,125   $         470

Fund pays quarterly payment of
   0.088% (0.352% per annum)
   times the notional amount of
   PMI Group Inc., 6.00%,
   09/15/2016. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty: JP
   Morgan)                             12/20/13           2,125             437

Fund pays quarterly payment of
   0.098% (0.392% per annum)
   times the notional amount of
   Radian Group Inc., 7.75%,
   06/01/2011. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty: JP
   Morgan)                             12/20/13           2,250              29

Fund pays quarterly payment of
   0.07% (0.28% per annum) times
   the notional amount of
   Nordstrom Inc., 6.95%,
   03/15/2028. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   Merrill Lynch)                      12/20/13           2,125             109

Fund pays quarterly payment of
   0.098% (0.392% per annum)
   times the notional amount of
   Johnson Controls Inc.,
   7.125%, 07/15/2017. Upon a
   defined credit event, Fund
   will receive the notional
   amount and deliver the
   defined obligation.
   (Counterparty: Bank of
   America)                            12/20/13           2,125              63

Fund pays quarterly payment of
   0.088% (0.352% per annum)
   times the notional amount of
   Alcan Inc., 4.875%,
   09/15/2012. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   Bank of America)                    12/20/13           2,125              30

Fund pays quarterly payment of
   0.093% (0.372% per annum)
   times the notional amount of
   Johnson Controls Inc.,
   7.125%, 02/01/2016. Upon a
   defined credit event, Fund
   will receive the notional
   amount and deliver the
   defined obligation.
   (Counterparty: Bank of
   America)                            12/20/13           2,125              65

Fund pays quarterly payment of
   0.063% (0.252% per annum)
   times the notional amount of
   Dow Chemical Inc., 6.00%,
   10/01/2012. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   Merrill Lynch)                      12/20/13           2,125              68

Fund pays quarterly payment of
   0.054% (0.216% per annum)
   times the notional amount of
   Carnival Corp., 6.65%,
   1/15/2028. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty: JP
   Morgan)                             06/20/12           1,600              62

Fund pays quarterly payment of
   0.05% (0.20% per annum) times
   the notional amount of
   Campbell Soup Co., 4.875%,
   10/01/2013. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   Bank of America)                    06/20/14           2,775              34

Fund pays quarterly payment of
   0.113% (0.452% per annum)
   times the notional amount of
   Weyerhaeuser Co., 6.75%,
   03/15/2012. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   Merrill Lynch)                      03/20/12           2,125              96

Fund pays quarterly payment of
   0.08% (0.32% per annum) times
   the notional amount of Alcan
   Inc., 4.875%, 9/15/2012. Upon
   a defined credit event, Fund
   will receive the notional
   amount and deliver the
   defined obligation.
   (Counterparty: Bank of
   America)                            03/20/14           1,800              29

Fund pays quarterly payment of
   0.275% (1.10% per annum)
   times the notional amount of
   Century Telephone, 6.00%,
   04/01/2017. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   Goldman Sachs)                      03/20/13           4,500              87

--------------------------------------------------------------------------------
                                                                  NET UNREALIZED
                                                       NOTIONAL     APPRECIATION
                                     EXPIRATION          AMOUNT   (DEPRECIATION)
DESCRIPTION                                DATE   ($ THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------
Fund pays quarterly payment of
   0.485% (1.94% per annum)
   times the notional amount of
   Motorola Inc., 6.50%,
   09/01/2025. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   Goldman Sachs)                      03/20/13   $       1,200   $          58

Fund pays quarterly payment of
   0.16% (0.64% per annum) times
   the notional amount of Kroger
   Co., 5.50%, 02/01/2013. Upon
   a defined credit event, Fund
   will receive the notional
   amount and deliver the
   defined obligation.
   (Counterparty: Merrill Lynch)       03/20/13           4,500              (3)

Fund pays quarterly payment of
   0.7075% (2.83% per annum)
   times the notional amount of
   Toll Brothers Inc., 6.875%,
   11/15/2012. Upon a defined
   credit event Fund receives
   the notional amount and pays
   receipt of the defined
   deliverable obligation.
   (Counterparty: Merrill Lynch)       12/20/12           1,435             133

Fund pays quarterly payment of
   0.228% (0.912% per annum)
   times the notional amount of
   Morgan Stanley, 6.60%,
   04/01/2012. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty: JP
   Morgan)                             12/20/12           6,200             424

Fund pays quarterly payment of
   0.185% (0.740% per annum)
   times the notional amount of
   Goldman Sachs, 6.60%,
   01/15/2012. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty: JP
   Morgan)                             12/20/12           6,400             355

Fund pays quarterly payment of
   0.188% (0.75% per annum)
   times the notional amount of
   Goldman Sachs, 6.60%,
   01/15/2012. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   Barclays)                           12/20/12             200              11

Fund pays quarterly payment of
   0.290% (1.16% per annum)
   times the notional amount of
   Lehman Brothers, 6.625%,
   01/18/2012. Upon a defined
   credit event, Fund will
   receive the notional amount
   and deliver the defined
   obligation. (Counterparty:
   Barclays)                           12/20/14           8,770           1,131

Fund pays quarterly payment of
   0.89%, (3.56% per annum)
   times the notional amount of
   Centex Corp., 5.25%,
   06/15/2015. Upon a defined
   credit event, Fund receives
   the notional amount and pays
   receipt of the defined
   deliverable obligation.
   (Counterparty: Merrill Lynch)       12/20/12           1,350             190

Fund pays quarterly payment of
   0.695% (2.78% per annum)
   times the notional amount of
   Toll Brothers Inc., 6.875%,
   11/15/2012. Upon a defined
   credit event, Fund receives
   the notional amount and pays
   receipt of the defined
   deliverable obligation.
   (Counterparty: Merrill Lynch)       12/20/12           2,450             227

Fund pays quarterly payment of
   0.9125% (3.65% per annum)
   times the notional amount of
   Centex Corp., 5.25%,
   06/15/2015. Upon a defined
   credit event, Fund receives
   the notional amount and pays
   receipt of the defined
   deliverable obligation.
   (Counterparty: Merrill Lynch)       12/20/12             925             130

Fund pays quarterly payment of
   0.97% (3.88% per annum) times
   the notional amount of Pulte
   Homes Inc., 5.25%,
   01/15/2014. Upon a defined
   credit event, Fund receives
   the notional amount and pays
   receipt of the defined
   deliverable obligation.
   (Counterparty: Citigroup)           12/20/12           2,200             232

Fund pays quarterly payment of
   0.9775% (3.91% per annum)
   times the notional amount of
   Pulte Homes Inc., 5.25%,
   01/15/2014. Upon a defined
   credit event, Fund receives
   the notional amount and pays
   receipt of the defined
   deliverable obligation.
   (Counterparty: Citigroup)           12/20/12           1,150             121


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        157

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Concluded)
March 31, 2008
--------------------------------------------------------------------------------
                                                                  NET UNREALIZED
                                                       NOTIONAL     APPRECIATION
                                     EXPIRATION          AMOUNT   (DEPRECIATION)
DESCRIPTION                                DATE   ($ THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------
Fund pays quarterly payment of
   0.7075% (2.83% per annum)
   times the notional amount of
   Toll Brothers Inc., 6.875%,
   11/15/2012. Upon a defined
   credit event, Fund receives
   the notional amount and pays
   receipt of the defined
   deliverable obligation.
   (Counterparty: Citigroup)           12/20/12   $       1,000   $          92

Fund pays quarterly payment of
   0.1875% (0.75% per annum)
   times the notional amount of
   AMBAC Monoline AAA. Upon a
   defined credit event, Fund
   will receive the notional
   amount and deliver the
   defined obligation.
   (Counterparty: JP Morgan)           12/20/12           6,250           1,449

Fund receives quarterly payment
   of 0.15% (0.60% per annum)
   times the notional amount of
   the CDX.IG.9 Index. Upon a
   defined credit event, Fund
   pays the notional amount and
   takes receipt of the defined
   deliverable obligation.
   (Counterparty: Bank of
   America)                            12/20/12          (4,500)            (77)

Fund pays quarterly payment of
   0.038% (0.45% per annum)
   times the notional amount of
   the CDX.NA.IG Index. Upon a
   defined credit event, Fund
   receives the notional amount
   and delivers the defined
   deliverable obligation.
   (Counterparty: Bank of
   America)                            12/20/12           5,000              98

Fund pays quarterly payment of
   0.038% (0.45% per annum)
   times the notional amount of
   the CDX.NA.IG Index. Upon a
   defined credit event, Fund
   receives the notional amount
   and delivers receipt of the
   defined deliverable
   obligation. (Counterparty:
   Bank of America)                    12/20/12           3,000              61

Fund receives quarterly payment
   of 0.15% (0.60% per annum)
   times the notional amount of
   the CDX.NA.IG Index. Upon a
   defined credit event, Fund
   pays the notional amount and
   takes receipt of the defined
   deliverable obligation.
   (Counterparty: Goldman Sachs)       12/20/12         (32,375)           (746)

Fund receives quarterly payment
   of 1.25% (5.00% per annum)
   times the notional amount of
   Countrywide Financial Corp.,
   6.00%, 01/24/2018. Upon
   defined credit event, Fund
   receives the notional amount
   and pays receipt of the
   defined deliverable
   obligation. (Counterparty:
   Deutsche Bank)                      12/20/08          (4,500)            460

Fund receives quarterly payments
   of 0.15% (0.60% per annum)
   times the notional amount of
   the CDX.NA.IG Index. Upon a
   defined credit event, Fund
   pays the notional amount and
   takes receipt of the defined
   deliverable obligation.
   (Counterparty: Goldman Sachs)       12/20/12           8,250            (106)
                                                                  --------------
                                                                  $     (15,172)
                                                                  ==============

--------------------------------------------------------------------------------
                               INTEREST RATE SWAPS
--------------------------------------------------------------------------------
                                                                  NET UNREALIZED
                                                       NOTIONAL     APPRECIATION
                                     EXPIRATION          AMOUNT   (DEPRECIATION)
DESCRIPTION                                DATE   ($ THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------
Fund receives a fixed rate of
   4.8575% and pays a floating
   rate based on the 3 Month
   LIBOR. (Counterparty:
   Citigroup)                          11/15/09   $       4,270   $         230

Fund receives a fixed rate of
   3.40123% and pays a floating
   rate based on the 3 Month
   LIBOR. (Counterparty: Merrill
   Lynch)                              02/26/13           4,556              22

Fund receives a fixed rate of
   3.53573% and pays a floating
   rate based on the 3 Month
   LIBOR. (Counterparty:
   Barclays)                           02/26/13           4,520              50

Fund receives a fixed rate of
   3.57534% and pays a floating
   rate based on the 3 Month
   LIBOR. (Counterparty:
   Barclays)                           02/26/13           4,496              58

Fund receives a fixed rate of
   3.70058% and pays a floating
   rate based on the 3 Month
   LIBOR. (Counterparty: Merrill
   Lynch)                              02/26/13           9,086             171

Fund pays a fixed rate of
   4.52375% and receives
   floating rate based on the
   5Y5Y Swaption Straddle
   (Counterparty: Lehman
   Brothers)                           05/24/17           5,110             199

Fund pays a fixed rate of 4.65%
   and receives floating rate
   based on the 5Y5Y Swaption
   Straddle (Counterparty:
   Lehman Brothers)                    05/18/17           9,000             251

--------------------------------------------------------------------------------
                                                                  NET UNREALIZED
                                                       NOTIONAL    APPRECIATION
                                     EXPIRATION          AMOUNT   (DEPRECIATION)
DESCRIPTION                                DATE   ($ THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------
Fund pays a fixed rate of 5.00%
   and receives floating rate
   based on the 5Y5Y Swaption
   Straddle (Counterparty:
   Merrill Lynch)                      10/18/17   $      (2,370)  $         (21)

Fund pays a fixed rate of 5.03%
   and receives floating rate
   based on the 5Y5Y Swaption
   Straddle (Counterparty:
   Merrill Lynch)                      10/16/17           2,370             (28)

Fund receives a fixed rate of
   5.043% and pays a floating
   rate based on the 3 Month
   LIBOR. (Counterparty: Merrill
   Lynch)                              11/30/09           3,090             177

Fund pays a fixed rate of 5.05%
   and receives floating rate
   based on the 5Y5Y Swaption
   Straddle (Counterparty:
   Lehman Brothers)                    10/16/17          (2,370)            (18)

Fund pays a fixed rate of 5.05%
   and receives floating rate
   based on the 5Y5Y Swaption
   Straddle (Counterparty:
   Lehman Brothers)                    11/30/09           3,090             182

Fund pays a floating rate based
   on the 3 Month LIBOR and
   receives a fixed rate of
   7.16% (Counterparty: Lehman
   Brothers)                           05/25/22           4,500              66

Fund pays a floating rate based
   on the 3 Month LIBOR and
   receives a fixed rate of
   7.88% (Counterparty: Lehman
   Brothers)                           06/04/22          (3,130)             42

Fund receives a fixed rate of
   4.39% and pays a floating
   rate based on the 3 Month
   LIBOR. (Counterparty: JP
   Morgan Chase)                       11/15/09           7,180             320

Fund receives a fixed rate of
   4.1475% and pays a floating
   rate based on the 3 Month
   LIBOR. (Counterparty: Merrill
   Lynch)                              11/23/09           7,190             286

Fund receives a fixed rate of
   4.8125% and pays a floating
   rate based on the 3 Month
   LIBOR. (Counterparty: Merrill
   Lynch)                              11/15/09           4,300             227

Fund receives a fixed rate of
   4.40% and pays a floating
   rate based on the 3 Month
   LIBOR. (Counterparty:
   Deutsche Bank)                      05/31/12           9,091             451
                                                                  -------------
                                                                  $       2,665
                                                                  =============

--------------------------------------------------------------------------------
                               TOTAL RETURN SWAPS
--------------------------------------------------------------------------------
                                                       NOTIONAL   NET UNREALIZED
                                     EXPIRATION          AMOUNT     APPRECIATION
DESCRIPTION                                DATE   ($ THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------
Fund receives payment on the
   monthly reset spread from
   Bank of America - CMBS AAA 10
   YR Index minus 15 basis
   points times the notional
   amount. Fund receives payment if
   the return on the spread
   appreciates over the payment
   period and pays if the return
   on the spread depreciates
   over the payment period.
   (Counterparty: Goldman Sachs)       06/01/08    $     30,000   $         684

Fund receives payment on the
   monthly reset spread from
   Bank of America - CMBS AAA 10
   YR Index minus 65 basis
   points times the notional
   amount. Fund receives payment
   if the return on the spread
   appreciates over the payment
   period and pays if the return
   on the spread depreciates
   over the payment period.
   (Counterparty: Wachovia)            08/01/08          10,000             228

Fund receives payment on the
   monthly reset spread from
   Bank of America - CMBS AAA 10
   YR Index minus 35 basis
   points times the notional
   amount. Fund receives payment
   if the return on the spread
   appreciates over the payment
   period and pays if the return
   on the spread depreciates
   over the payment period.
   (Counterparty: Bank of
   America)                            08/01/08          10,000             228

Fund receives payment on the
   monthly reset spread from
   Bank of America - CMBS AAA 10
   YR Index minus 25 basis
   points times the notional
   amount. Fund receives payment
   if the return on the spread
   appreciates over the payment
   period and pays if the return
   on the spread depreciates
   over the payment period.
   (Counterparty: Wachovia)            07/01/08          20,000             455


--------------------------------------------------------------------------------
158        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                       NOTIONAL   NET UNREALIZED
                                     EXPIRATION          AMOUNT     APPRECIATION
DESCRIPTION                                DATE   ($ THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------
Fund receives payment on the
   monthly reset spread from
   Bank of America - CMBS AAA 10
   YR Index minus 20 basis
   points times the notional
   amount. Fund receives payment
   if the return on the spread
   appreciates over the payment
   period and pays if the return
   on the spread depreciates
   over the payment period.
   (Counterparty: Bank of
   America)                            05/01/08   $      20,000   $         455
                                                                  --------------
                                                                  $       2,050
                                                                  ==============

Percentages are based on Net Assets of $4,362,035 ($ Thousands).

*     Non-Income Producing Security

**    Rate shown is the 7-day effective yield as of March 31, 2008.

+     Real Estate Investment Trust.

++    Investment in Affiliated Security (see Note 3).

(A)   The rate reported is the effective yield at time of purchase.

(B) Security, or portion thereof, has been pledged as collateral on open futures contracts.

(C) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)   Treasury Inflation Index Notes

(E) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(F) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of March 31, 2008.

(G) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on March 31, 2008. The coupon on a step bond changes on a specified date.

(H) Securities considered illiquid. The total value of such securities as of March 31, 2008 was $2,285 ($ Thousands) and represented 0.05% of Net Assets.

(I)   Security in default on interest payments.

(J) This security or a partial position of this security is on loan at March 31, 2008 (see Note 7). The total value of securities on loan at March 31, 2008 was $324,358 ($ Thousands).

(K) This security was purchased with cash collateral held from securities on loan (see Note 7). The total value of such securities as of March 31, 2008 was $343,590 ($ Thousands).

(L)   Tri-Party Repurchase Agreement

ABS -- Asset-Backed Security
AMBAC -- American Municipal Bond Assurance Corporation
ARM -- Adjustable Rate Mortgage
CDO -- Collateralized Debt Obligation
Cl -- Class
CMO -- Collateralized Mortgage Obligation
EUR -- Euro
FFCA -- Federal Farm Credit Association
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FICO -- Fair Isaac Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assurance
GBP -- British Pound Sterling
GMAC -- General Motors Acceptance Corporation
GNMA -- Government National Mortgage Association
IO -- Interest Only
JPY -- Japanese Yen
LLC -- Limited Liability Company
L.P. -- Limited Partnership
MBIA -- Municipal Bond Insurance Corporation
MTN -- Medium Term Note
PIK -- Payment-in-Kind
PLC -- Public Limited Company
RB -- Revenue Bond
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced
TIPS -- Treasury Inflated Protection Securities
USD -- U.S. Dollar

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        159

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund
March 31, 2008
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS#:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                    21.4%
Short-Term Investments                                                    14.1%
Financials                                                                 8.0%
Industrials                                                                8.0%
Telecommunication Services                                                 7.9%
Energy                                                                     7.7%
Materials                                                                  7.7%
Loan Participations                                                        7.4%
Asset-Backed Securities                                                    4.0%
Information Technology                                                     3.6%
Utilities                                                                  3.1%
Consumer Staples                                                           2.5%
Health Care                                                                2.4%
Preferred Stock                                                            1.8%
Common Stock                                                               0.3%
Convertible Bonds                                                          0.1%
Warrants                                                                   0.0%

# Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 7).

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 81.2%

CONSUMER DISCRETIONARY -- 24.0%
   Adelphia Communication (Escrow
      Security)
         10.250%, 06/15/11                        $         150   $          11
         7.750%, 01/15/09                                   225              17
   Adelphia Communications, Ser B PIK
      (Escrow Security) (H)
         9.500%, 02/15/04                                    25               2
   American Greetings
         7.375%, 06/01/16                                   600             595
   Amscan Holdings
         8.750%, 05/01/14                                 1,035             908
   Aramark Services
         8.500%, 02/01/15                                 1,275           1,278
         6.739%, 05/22/08 (D)                               350             309
   Arvinmeritor (G)
         8.750%, 03/01/12                                 2,165           1,981
   Asbury Automotive Group
         7.625%, 03/15/17                                   150             119
   Ashtead Holdings PLC (A)
         8.625%, 08/01/15                                   225             180
   Autonation (D)
         6.258%, 04/15/08                                   930             763
   Avis Budget Car Rental (D)
         5.565%, 05/15/08                                   965             758
   Bausch & Lomb (A) (G)
         9.875%, 11/01/15                                 1,120           1,140
   Beazer Homes USA
         8.625%, 05/15/11                                   270             208
   Beazer Homes USA (G)
         6.875%, 07/15/15                                 2,155           1,541
   Blockbuster (G)
         9.000%, 09/01/12                                 2,125           1,732

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Bonten Media Acquisition PIK (A)
         9.000%, 06/01/15                         $         275   $         212
   Boyd Gaming
         7.125%, 02/01/16                                 2,650           2,133
         6.750%, 04/15/14                                 2,725           2,234
   Broder Brothers, Ser B (G)
         11.250%, 10/15/10                                1,260             850
   Brookstone (G)
         12.000%, 10/15/12                                1,040             957
   Brown Shoe
         8.750%, 05/01/12                                 1,100           1,089
   Burlington Coat (G)
         11.125%, 04/15/14                                  575             444
   CCH I Holdings LLC (G)
         11.750%, 05/15/14 (B)                              150              76
         11.125%, 01/15/14                                  525             252
   CCH I LLC
         11.000%, 10/01/15                                  175             120
         11.000%, 10/01/15 (G)                            5,671           3,941
   CCH II LLC
         10.250%, 09/15/10                                3,135           2,853
   CCH II LLC, Ser B
         10.250%, 09/15/10                                  300             272
   CCO Holdings LLC
         8.750%, 11/15/13                                 2,975           2,544
   CSC Holdings
         7.625%, 07/15/18                                   600             547
         7.250%, 07/15/08 (G)                               250             250
         6.750%, 04/15/12                                   185             179
   CSC Holdings, Ser B
         8.125%, 08/15/09                                   275             278
   Cablevision Systems, Ser B
         9.644%, 04/03/08 (D) (G)                         1,885           1,871
         8.000%, 04/15/12                                 1,400           1,361
   Caesars Entertainment (G)
         7.875%, 03/15/10                                 1,650           1,547
   Carrols
         9.000%, 01/15/13                                 1,470           1,308
   Charter Communications
      Holdings LLC
         10.875%, 09/15/14                                  125             123
   Charter Communications
      Holdings LLC (A)
         8.000%, 04/30/12                                   175             161
   Choctaw Resort Development Entity (A)
         7.250%, 11/15/19                                 1,032             898
   Cinemark (B)
         10.838%, 03/15/14                                  450             405
   Claire's Stores (G)
         10.500%, 06/01/17                                5,425           2,387
         9.625%, 06/01/15                                 2,585           1,331
         9.250%, 06/01/15                                 1,025             643


--------------------------------------------------------------------------------
160        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Community Health Systems (G)
         8.875%, 07/15/15                         $       3,830   $       3,844
   Cooper Standard Auto
         8.375%, 12/15/14                                 1,250             947
   Couche-Tard US
         7.500%, 12/15/13                                 3,308           3,300
   Dana
         7.000%, 03/15/28                                   200              16
         7.000%, 03/01/29                                   850              68
         6.500%, 03/01/09                                   350              28
   Delphi (C)
         7.125%, 05/01/29                                 1,000             315
         6.550%, 06/15/06                                   125              39
         6.500%, 05/01/09 (G)                             2,325             756
   Dex Media
         9.173%, 11/15/13 (B)                             3,680           2,650
         8.000%, 11/15/13                                   325             237
   Dex Media West, Ser B
         9.875%, 08/15/13                                 5,750           5,002
         8.500%, 08/15/10                                   850             827
   DirecTV Holdings
         8.375%, 03/15/13                                 1,815           1,840
         6.375%, 06/15/15                                 5,145           4,798
   Easton-Bell Sports
         8.375%, 10/01/12                                 1,485           1,207
   Echostar DBS
         7.125%, 02/01/16                                 3,774           3,519
         7.000%, 10/01/13                                 1,435           1,352
         6.625%, 10/01/14                                 1,025             933
         5.750%, 10/01/08                                 3,290           3,274
   El Dorado Casino Shreveport PIK (G)
        10.000%, 08/01/12                                 1,193           1,187
   Eye Care Centers of America
         10.750%, 02/15/15                                  700             714
   Federal-Mogul (C)
         7.750%, 07/01/06                                   675              --
         7.500%, 07/01/04                                   100              --
         7.500%, 01/15/09 (G)                               350              --
         7.375%, 01/15/06                                   225              --
   Fontainebleau Las Vegas (A)
         10.250%, 06/15/15                                4,700           3,313
   Ford Motor
         9.215%, 09/15/21                                   350             276
         8.900%, 01/15/32 (G)                               900             675
         8.875%, 01/15/22                                    50              39
         7.450%, 07/16/31                                   200             132
         6.500%, 08/01/18 (G)                             2,295           1,538
         4.250%, 12/15/36                                   175             150
   Gamestop
         8.000%, 10/01/12                                   800             846
   General Motors
         8.375%, 07/15/33 (G)                             5,991           4,224
         8.250%, 07/15/23 (G)                             5,575           3,902

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
         7.700%, 04/15/16                         $       1,562   $       1,140
         7.125%, 07/15/13 (G)                             2,855           2,198
         6.850%, 10/15/08                                 3,750           3,675
   General Nutrition Center PIK
         7.199%, 03/15/14                                   575             480
   Goodyear Tire & Rubber
         8.625%, 12/01/11                                   837             878
         7.857%, 08/15/11                                 1,000           1,024
   Great Canadian Gaming (A)
         7.250%, 02/15/15                                   300             285
   Group 1 Automotive
         8.250%, 08/15/13                                   525             493
   HCA
         9.250%, 11/15/16                                10,400          10,790
         9.125%, 11/15/14                                   655             675
   HCA PIK
         9.625%, 11/15/16                                 6,050           6,277
   Hanesbrands, Ser B (D)
         8.204%, 06/15/08                                 3,455           3,066
   Harrah's Operating
         10.750%, 02/01/16                                5,210           4,389
         8.000%, 02/01/11                                   675             564
         5.500%, 07/01/10                                   100              88
   Herbst Gaming
         8.125%, 06/01/12                                   875             160
         7.000%, 11/15/14                                 1,000             182
   Hertz
         10.500%, 01/01/16 (G)                            1,975           1,849
         8.875%, 01/01/14                                 2,245           2,127
   Idearc
         8.000%, 11/15/16                                 1,580           1,023
   Indianapolis Downs (A) (G)
         11.000%, 11/01/12                                1,500           1,305
   Inn of the Mountain Gods
         12.000%, 11/15/10                                  275             267
   Isle of Capri Casinos
         7.000%, 03/01/14                                 1,253             893
   Jarden (G)
         7.500%, 05/01/17                                 4,495           3,933
   Jo-Ann Stores
         7.500%, 03/01/12                                   375             326
   LBI Media (B)
         8.509%, 10/15/13                                   675             551
   LIN Television (G)
         6.500%, 05/15/13                                 2,500           2,319
   LIN Televison, Ser B
         6.500%, 05/15/13                                 1,325           1,229
   Lamar Media
         7.250%, 01/01/13                                 2,850           2,707
         6.625%, 08/15/15                                 2,550           2,244
   Lamar Media, Ser B
         6.625%, 08/15/15                                   550             484


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        161

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Leslie's Poolmart
         7.750%, 02/01/13                         $         550   $         500
   MGM Mirage
         8.375%, 02/01/11                                 1,500           1,504
         7.500%, 06/01/16                                 4,390           3,951
         6.875%, 04/01/16                                 3,010           2,634
         6.750%, 09/01/12                                 1,000             927
         6.750%, 04/01/13                                 1,600           1,472
         5.875%, 02/27/14                                 1,485           1,270
   Majestic Holdings LLC (A) (B)
         2.537%, 10/15/11                                    50              30
   Majestic Star II LLC
         9.750%, 01/15/11                                 1,000             390
   Mandalay Resort Group
         9.375%, 02/15/10                                   575             592
   Mashantucket Pequot Tribe
         8.500%, 11/15/15                                    75              66
   MediMedia USA (A)
         11.375%, 11/15/14                                  775             798
   Mediacom Broadband LLC
         8.500%, 10/15/15                                 2,425           2,037
   Mediacom LLC
         9.500%, 01/15/13                                 2,151           1,979
   Michaels Stores
         11.375%, 11/01/16                                  545             428
         10.000%, 11/01/14 (G)                              525             459
   Mohegan Tribal Gaming
         8.000%, 04/01/12                                    75              69
   Mohegan Tribal Gaming (G)
         7.125%, 08/15/14                                   450             369
         6.875%, 02/15/15                                 1,325           1,067
         6.125%, 02/15/13                                   325             297
   NPC International (G)
         9.500%, 05/01/14                                   250             226
   Neff (G)
         10.000%, 06/01/15                                  700             332
   Neiman Marcus Group PIK
         9.000%, 10/15/15                                 2,170           2,170
   Nexstar Broadcasting
         7.000%, 01/15/14                                 2,800           2,411
   Nexstar Financial Holdings LLC (B)
         8.053%, 04/01/13                                   580             563
   Outback Steakhouse (A)
         10.000%, 06/15/15                                  650             409
   Penhall International (A)
         12.000%, 08/01/14                                1,850           1,563
   Penn National Gaming
         6.875%, 12/01/11                                    75              71
         6.750%, 03/01/15                                 3,460           3,140
   Penske Auto Group
         7.750%, 12/15/16                                 2,000           1,730

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Perry Ellis International, Ser B
         8.875%, 09/15/13                         $       1,326   $       1,266
   Phillips Van-Heusen
         8.125%, 05/01/13                                   475             482
   Pokagon Gaming Authority
         10.375%, 06/15/14                                  125             132
   Quebecor Media
         7.750%, 03/15/16                                 1,075             981
         7.750%, 03/15/16 (A)                             5,285           4,823
   R.H. Donnelley (A) (G)
         8.875%, 10/15/17                                 7,700           4,812
         6.875%, 01/15/13                                   375             229
   R.H. Donnelley, Ser A-1
         6.875%, 01/15/13                                 1,775           1,083
   R.H. Donnelley, Ser A-2
         6.875%, 01/15/13                                 3,000           1,830
   R.H. Donnelley, Ser A-3
         8.875%, 01/15/16                                   600             379
   RJ Tower (C)
        12.000%, 06/01/13                                   175               4
   RSC Equipment Rental
         9.500%, 12/01/14                                 2,880           2,405
   ReAble Therapeutics Financial (A) (G)
         10.875%, 11/15/14                                1,420           1,335
   Rent-A-Center, Ser B (G)
         7.500%, 05/01/10                                 2,975           2,752
   SGS International
         12.000%, 12/15/13                                1,875           1,617
   Sally Holdings LLC (G)
         10.500%, 11/15/16                                  215             199
         9.250%, 11/15/14                                 2,535           2,529
   Sbarro (G)
         10.375%, 02/01/15                                  175             145
   Sealy Mattress (G)
         8.250%, 06/15/14                                 4,176           3,487
   Seneca Gaming
         7.250%, 05/01/12                                   125             118
   Service Corp International
         7.625%, 10/01/18                                   793             797
         7.375%, 10/01/14                                 1,527           1,529
         7.000%, 06/15/17                                 1,155           1,115
         6.750%, 04/01/15                                 1,440           1,417
         6.750%, 04/01/16                                 1,075           1,040
   Shingle Springs Tribal Group (A)
         9.375%, 06/15/15                                   600             531
   Simmons
        12.039%, 12/15/14 (B) (G)                         5,625           3,628
         7.875%, 01/15/14                                 1,200             984
   Sinclair Broadcast Group (A) (B)
         4.875%, 07/15/18                                   450             409
   Six Flags (G)
         9.625%, 06/01/14                                   375             212


--------------------------------------------------------------------------------
162        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Sonic Automotive, Ser B
         8.625%, 08/15/13                         $       2,145   $       1,984
   Stanadyne Holdings (B)
         9.066%, 02/15/15                                 1,575           1,055
   Stanadyne, Ser 1
         10.000%, 08/15/14                                  450             409
   Standard Pacific (G)
         7.750%, 03/15/13                                   600             436
         7.000%, 08/15/15                                   375             269
   Station Casinos
         6.875%, 03/01/16                                 1,600             932
         6.625%, 03/15/18 (G)                             2,050           1,138
   Steinway Musical Instruments (A)
         7.000%, 03/01/14                                 4,855           4,151
   Stewart Enterprises
         6.250%, 02/15/13                                 1,005             940
   Sun Media
         7.625%, 02/15/13                                 2,110           1,994
   TRW Automotive (A)
         7.250%, 03/15/17 (G)                             5,065           4,609
         7.000%, 03/15/14                                 2,310           2,131
   Tenneco (G)
         8.625%, 11/15/14                                 4,256           4,182
   Town Sports International (B)
         4.655%, 02/01/14                                 1,092             994
   Travelport LLC
         11.875%, 09/01/16 (G)                            4,765           4,050
         7.701%, 09/01/14 (D)                             2,371           1,921
   United Components
         9.375%, 06/15/13                                 1,290           1,182
   United Rentals North America
         7.750%, 11/15/13                                    25              20
         7.000%, 02/15/14                                 1,150             903
         6.500%, 02/15/12                                 2,705           2,448
   Universal City Florida
         8.375%, 05/01/10                                   100              98
         7.989%, 05/01/08 (D)                             1,247           1,210
   Univision Communications
         0.000%, 09/29/14                                    34               7
   Univision Communications PIK (A) (G)
         9.750%, 03/15/15                                 3,675           2,223
   Vail Resorts
         6.750%, 02/15/14                                 2,880           2,808
   Vicorp Restaurants (G)
         10.500%, 04/15/11                                  426             104
   Videotron
         6.875%, 01/15/14                                 5,195           4,792
         6.375%, 12/15/15                                    25              22
   Visant Holding
        11.058%, 12/01/13 (B)                             5,995           5,605
         8.750%, 12/01/13                                   795             743

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Visteon (G)
         8.250%, 08/01/10                         $       1,100   $         899
         7.000%, 03/10/14                                   475             300
   WMG Acquisition (G)
         7.375%, 04/15/14                                 1,755           1,351
   Wynn Las Vegas LLC
         6.625%, 12/01/14                                 3,716           3,577
                                                                  --------------
                                                                        287,588
                                                                  --------------
CONSUMER STAPLES -- 2.8%
   B&G Foods
         8.000%, 10/01/11                                   525             508
   Constellation Brands
         8.375%, 12/15/14                                   580             597
         7.250%, 09/01/16                                 4,740           4,610
         7.250%, 05/15/17                                 4,100           3,977
   Del Monte
         6.750%, 02/15/15                                 2,565           2,456
   Dole Foods (G)
         7.250%, 06/15/10                                 1,275             982
   Elizabeth Arden
         7.750%, 01/15/14                                 1,500           1,425
   Fleming (C)
        10.125%, 04/01/08                                 1,025              31
         9.250%, 06/15/10                                   188               6
   Merisant (G)
         9.500%, 07/15/13                                 2,000           1,420
   Merisant Worldwide (B)
         8.136%, 05/15/14                                 1,075             344
   Michael Foods
         8.000%, 11/15/13                                 2,765           2,696
   NBTY
         7.125%, 10/01/15                                 3,026           2,890
   Natural Beef Pack
         10.500%, 08/01/11                                1,652           1,569
   Pantry
         7.750%, 02/15/14                                 1,900           1,672
   Rite Aid
         9.500%, 06/15/17                                 3,905           3,065
         9.375%, 12/15/11                                   575             451
         9.250%, 06/01/13 (G)                             1,025             846
         8.625%, 03/01/15                                   725             553
         7.700%, 02/15/27 (G)                               150              87
         7.500%, 01/15/15                                    25              23
         6.875%, 08/15/13 (G)                               100              66
         6.875%, 12/15/28 (G)                               375             199
   Spectrum Brands (G)
         7.375%, 02/01/15                                 1,733           1,126
   SuperValu
         7.500%, 11/15/14                                 1,425           1,439
                                                                  --------------
                                                                         33,038
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        163

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

ENERGY -- 8.7%
   Allis-Chalmers Energy
         9.000%, 01/15/14                         $       4,942   $       4,497
         8.500%, 03/01/17                                   350             308
   Atlas Pipeline Partners (G)
         8.125%, 12/15/15                                   375             382
   Aventine Renewable Energy (G)
         10.000%, 04/01/17                                2,175           1,403
   Baytex Energy
         9.625%, 07/15/10                                   350             354
   Brigham Exploration
         9.625%, 05/01/14                                   850             731
   Chaparral Energy
         8.875%, 02/01/17                                   675             586
         8.500%, 12/01/15                                 1,887           1,642
   Chesapeake Energy
         7.750%, 01/15/15                                 1,850           1,905
         7.625%, 07/15/13                                   475             487
         7.500%, 09/15/13                                 1,100           1,133
         7.500%, 06/15/14                                   806             826
         7.000%, 08/15/14                                 1,024           1,027
         6.875%, 01/15/16                                   547             542
         6.500%, 08/15/17                                 2,735           2,639
   Cimarex Energy
         7.125%, 05/01/17                                 3,250           3,226
   Colorado Interstate Gas
         6.800%, 11/15/15                                   125             129
         5.950%, 03/15/15                                    88              87
   Compagnie Generale de Geophysique
         7.750%, 05/15/17                                   250             254
         7.500%, 05/15/15                                   425             431
   Compton Pet Finance
         7.625%, 12/01/13                                   375             359
   Comstock Resources
         6.875%, 03/01/12                                    75              72
   Connacher Oil & Gas
         10.250%, 12/15/15                                  525             529
   Denbury Resources
         7.500%, 04/01/13                                 2,940           3,006
         7.500%, 12/15/15                                 2,380           2,434
   Dynegy Holdings
         8.375%, 05/01/16                                   850             841
         7.750%, 06/01/19                                 6,050           5,657
         7.500%, 06/01/15                                 3,420           3,206
   Edison Mission Energy
         7.625%, 05/15/27                                   925             869
   El Paso
         7.420%, 02/15/37                                 1,225           1,195
         7.000%, 06/15/17                                 1,510           1,553
   El Paso MTN
         8.050%, 10/15/30                                   375             392
         7.800%, 08/01/31 (G)                             1,050           1,078
         7.750%, 01/15/32 (G)                             1,050           1,078

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   El Paso Performance-Linked Trust (A)
         7.750%, 07/15/11                         $         725   $         741
   Encore Acquisition
         7.250%, 12/01/17                                   850             812
         6.000%, 07/15/15                                   625             562
   Energy Partners
         9.750%, 04/15/14 (G)                             1,275           1,052
         9.383%, 04/15/08 (D)                               175             140
   Forest Oil
         8.000%, 06/15/08                                   120             120
         8.000%, 12/15/11                                 1,550           1,616
         7.250%, 06/15/19                                   500             509
   Frontier Oil
         6.625%, 10/01/11                                   500             494
   Helix Energy Solutions (A)
         9.500%, 01/15/16                                 2,080           2,080
   Hilcorp Energy (A)
         9.000%, 06/01/16                                 1,050           1,058
         7.750%, 11/01/15                                 4,150           3,891
   Holly Energy Partners LP
         6.250%, 03/01/15                                 1,225           1,112
   Inergy LP
         6.875%, 12/15/14                                   325             317
   Key Energy Services (A)
         8.375%, 12/01/14                                   200             200
   MarkWest Energy, Ser B
         8.500%, 07/15/16                                 2,550           2,569
         6.875%, 11/01/14                                 1,600           1,512
   Newfield Exploration
         6.625%, 04/15/16                                 1,610           1,578
   Northwest Pipeline
         7.000%, 06/15/16                                   225             239
         5.950%, 04/15/17                                   300             298
   Opti Canada
         8.250%, 12/15/14                                 2,335           2,312
         7.875%, 12/15/14                                   930             909
   PHI
         7.125%, 04/15/13                                   125             115
   Pacific Energy Partner
         7.125%, 06/15/14                                   225             238
         6.250%, 09/15/15                                   100              99
   Parker Drilling
         9.625%, 10/01/13                                   236             248
   Peabody Energy
         7.375%, 11/01/16                                   350             362
   Peabody Energy, Ser B
         6.875%, 03/15/13                                 2,700           2,740
   PetroProd
         10.850%, 05/24/13                                  800             744
   Petrohawk Energy
         9.125%, 07/15/13                                 2,500           2,569
   Petroleum Development
         12.000%, 02/15/18                                2,250           2,250


--------------------------------------------------------------------------------
164        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Plains Exploration
         7.750%, 06/15/15                         $         150   $         150
         7.000%, 03/15/17                                   825             792
   Pride International
         7.375%, 07/15/14                                   859             893
   Quicksilver Resources
         7.125%, 04/01/16                                   700             675
   Range Resources
         6.375%, 03/15/15                                   350             343
   SESI LLC
         6.875%, 06/01/14                                 1,000             955
   Sabine Pass LNG L.P.
         7.500%, 11/30/16                                 1,600           1,544
         7.250%, 11/30/13                                 1,400           1,351
   Sonat
         7.625%, 07/15/11                                    35              36
   Southern Natural Gas
         7.350%, 02/15/31                                   375             384
   Southwestern Energy
         7.500%, 02/01/18                                 2,900           3,001
   Swift Energy
         7.625%, 07/15/11                                 4,650           4,603
   Tesoro
         6.625%, 11/01/15                                 1,130           1,045
         6.500%, 06/01/17                                 2,400           2,148
   Transcontinental Gas Pipe
         6.400%, 04/15/16                                   175             180
   United Refining, Ser 2
         10.500%, 08/15/12                                  675             668
   Veneco
         8.750%, 12/15/11                                 2,730           2,477
   Whiting Petroleum
         7.000%, 02/01/14                                   980             970
   Williams
         7.750%, 06/15/31                                   500             531
   Williams Partners L.P.
         7.250%, 02/01/17                                 2,410           2,422
                                                                  --------------
                                                                        103,512
                                                                  --------------
FINANCIALS -- 9.0%
   AAC Group Holding (B) (G)
         2.733%, 10/01/12                                 1,080             875
   AAC Group Holding PIK
         14.750%, 10/01/12                                  726             570
   ACE Cash Express (A)
         10.250%, 10/01/14                                  775             632
   ALH Finance LLC
         8.500%, 01/15/13                                 3,605           3,281
   Alamosa Delaware
         8.500%, 01/31/12                                 1,005             907
   Algoma Acquisition (A)
         9.875%, 06/15/15                                   500             432

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Alliant Holdings I (A)
         11.000%, 05/01/15                        $       2,125   $       1,700
   American Real Estate
         7.125%, 02/15/13                                 4,350           3,948
   Ashtead Capital (A) (G)
         9.000%, 08/15/16                                 2,685           2,175
   Cardtronics
         9.250%, 08/15/13                                   150             141
         9.250%, 08/15/13 (A)                               350             329
   Cebridge PIK
         11.370%, 05/05/14                                  515             400
   Deluxe
         7.375%, 06/01/15                                   200             187
   FTI Consulting
         7.750%, 10/01/16                                   525             543
         7.625%, 06/15/13                                   425             436
   Felcor Lodging L.P.+
         8.500%, 06/01/11                                   300             294
         6.788%, 04/30/08 (D)                               225             199
   First Data
         3.375%, 08/01/08                                   630             619
   Ford Motor Credit LLC
         9.750%, 09/15/10                                 1,754           1,562
         8.708%, 04/17/08 (D)                             3,185           2,993
         8.000%, 12/15/16                                 2,600           2,035
         7.800%, 06/01/12                                 3,785           3,122
         7.375%, 10/28/09                                 1,050             957
         7.375%, 02/01/11 (G)                               675             563
         7.250%, 10/25/11                                 1,290           1,060
         7.127%, 04/13/08 (D)                               300             222
         7.000%, 10/01/13                                 6,063           4,729
         5.828%, 04/18/08 (D)                               515             431
   GMAC LLC
         8.000%, 11/01/31                                 2,407           1,725
         7.750%, 01/19/10                                   150             130
         7.250%, 03/02/11                                   375             295
         7.000%, 02/01/12                                   100              76
         6.875%, 09/15/11                                 2,725           2,086
         6.875%, 08/28/12                                 5,060           3,845
         6.750%, 12/01/14 (G)                             7,601           5,379
         6.625%, 05/15/12                                 1,260             953
         6.000%, 12/15/11                                   375             280
         4.315%, 05/15/08                                   375             320
   HUB International Holdings (A)
         9.000%, 12/15/14                                 2,900           2,262
   Hawker Beechcraft Acquisition
         9.750%, 04/01/17 (A)                               560             547
         9.750%, 04/01/17 (G)                               875             859
   Hawker Beechcraft Acquisition PIK (A)
         8.875%, 04/01/15                                 2,065           2,111
   Hellas II (A) (D)
         10.008%, 06/21/08                                2,250           1,609


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        165

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Hexion US Fin/Nova Scotia
         9.750%, 11/15/14                         $       2,250   $       2,413
         7.565%, 05/15/08 (D)                               750             701
   Host Hotels & Resorts L.P.
         6.875%, 11/01/14                                 1,555           1,481
   Host Marriott L.P.+
         7.125%, 11/01/13                                 1,255           1,230
   Host Marriott L.P., Ser M+
         7.000%, 08/15/12                                   450             440
   Host Marriott L.P., Ser O+
         6.375%, 03/15/15                                   725             674
   Host Marriott L.P., Ser Q+ (G)
         6.750%, 06/01/16                                 1,315           1,230
   Ipayment
         9.750%, 05/15/14                                   750             666
   LVB Acquisition Merger (A)
         11.625%, 10/15/17                                  575             575
         10.000%, 10/15/17                                  150             157
   LVB Acquisition Merger PIK (A) (G)
         10.375%, 10/15/17                                7,770           8,061
   Marlin Water Trust II (A) (C)
         6.310%, 07/15/03                                 4,200             315
   NSG Holdings LLC (A)
         7.750%, 12/15/25                                   475             461
   Nielsen Finance LLC
         10.000%, 08/01/14                                2,750           2,736
         0.000%, 08/01/16 (B)                             1,075             680
   Nuveen Investments (A)
         10.500%, 11/15/15                                6,160           5,282
   Omega Healthcare Investors+
         7.000%, 01/15/16                                 1,300           1,235
   PXRE Capital Trust I
         8.850%, 02/01/27                                   900             868
   Petroplus Finance
         7.000%, 05/01/17 (A)                             3,740           3,338
         6.750%, 05/01/14                                 1,400           1,274
         6.750%, 05/01/14 (A)                             1,200           1,095
   Pinnacle Foods Finance (G)
         10.625%, 04/01/17                                1,725           1,466
   Regency Energy Partners
         8.375%, 12/15/13                                 1,202           1,226
   Residential Capital LLC
         7.625%, 11/21/08 (G)                             2,550           1,760
         6.598%, 04/17/08                                   725             413
         6.370%, 05/21/08                                   150             102
         3.490%, 06/09/08 (D)                                75              59
   Rouse L.P.+ (A)
         6.750%, 05/01/13                                   700             603
   SLM MTN, Ser S (D) (F)
         2.827%, 04/14/08                                 3,066           3,066

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   SPX (A)
         7.625%, 12/15/14                         $       1,190   $       1,226
   Senior Housing Properties Trust+
         7.875%, 04/15/15                                   671             671
   Snoqualmie Enterprises Authority (A)
         9.125%, 02/01/15                                 1,025             876
         6.936%, 08/01/08 (D)                               300             245
   Tenneco (A)
         8.125%, 11/15/15                                   945             938
   Trustreet Properties+
         7.500%, 04/01/15                                   475             517
   Ventas Realty LP+
         7.125%, 06/01/15                                   250             248
         6.750%, 04/01/17                                   850             831
         6.625%, 10/15/14                                   375             369
   Yankee Acquisition, Ser B (G)
         8.500%, 02/15/15                                   375             303
                                                                  --------------
                                                                        107,650
                                                                  --------------

HEALTH CARE -- 2.6%
   Advanced Mecial Optics
         7.500%, 05/01/17                                 3,650           3,139
   Bio-Rad Laboratories
         7.500%, 08/15/13                                   175             175
         6.125%, 12/15/14                                   950             907
   CRC Health
         10.750%, 02/01/16                                2,100           1,974
   Cooper
         7.125%, 02/15/15                                 4,025           3,844
   Davita
         6.625%, 03/15/13                                 2,100           2,037
   FMC Finance III
         6.875%, 07/15/17                                 1,695           1,695
   Fresenius Medical Capital Trust IV
         7.875%, 06/15/11                                 1,050           1,089
   HCA
         8.750%, 09/01/10                                   745             745
         6.750%, 07/15/13                                   615             544
   MedCath Holdings (G)
         9.875%, 07/15/12                                   431             450
   NMH Holdings PIK (A)
         9.925%, 06/15/08                                   682             593
   Norcross Safety Products, Ser B
         9.875%, 08/15/11                                 1,315           1,355
   Res-care
         7.750%, 10/15/13                                   675             641
   Select Medical
         7.625%, 02/01/15                                 1,525           1,205
   Spheris
         11.000%, 12/15/12                                1,400           1,155
   Sun Healthcare Group
         9.125%, 04/15/15                                   375             362


--------------------------------------------------------------------------------
166        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Surgical Care Affiliates PIK (A)
         8.875%, 07/15/15                         $         850   $         655
   Tenet Healthcare
         9.250%, 02/01/15                                 4,475           4,184
   US Oncology
         10.750%, 08/15/14                                  500             494
         9.000%, 08/15/12                                   675             672
   United Surgical Partners (G)
         8.875%, 05/01/17                                 1,705           1,603
   United Surgical Partners PIK
         9.250%, 05/01/17                                 2,160           1,998
   Universal Hospital Services
         8.500%, 06/01/15                                   250             250
         8.288%, 06/01/08                                   175             156
                                                                  --------------
                                                                         31,922
                                                                  --------------

INDUSTRIALS -- 9.0%
   ACCO Brands
         7.625%, 08/15/15                                 4,655           4,120
   ACIH (A) (B) (G)
         11.500%, 12/15/12                                  975             273
   AGY Holding (A)
         11.000%, 11/15/14                                  675             608
   Actuant (A)
         6.875%, 06/15/17                                 3,000           2,962
   Ahern Rentals
         9.250%, 08/15/13                                 1,225             971
   Aleris International
         10.000%, 12/15/16                                1,900           1,206
   Alliant Techsystems
         6.750%, 04/01/16                                   500             486
   Allied Waste North America
         7.250%, 03/15/15 (G)                               205             205
         6.500%, 11/15/10                                 3,300           3,300
         6.125%, 02/15/14 (G)                             2,030           1,959
   Allied Waste North America, Ser B (G)
         7.375%, 04/15/14                                   860             846
         7.125%, 05/15/16                                   545             544
   Allison Transmission (A) (G)
         11.000%, 11/01/15                                  400             348
   Allison Transmission PIK (A) (G)
         11.250%, 11/01/15                                  275             231
   Altos Hornos de Mexico, Ser A (C)
        11.375%, 04/30/02                                   500             300
   Altos Hornos de Mexico, Ser B (C)
        11.875%, 04/30/04                                   900             540
   American Airlines, Ser 01-1
         7.379%, 05/23/16                                   112              95
   American Axle & Manufacturing
         7.875%, 03/01/17                                 1,425           1,208
   American Railcar Industries
         7.500%, 03/01/14                                   300             264

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Ames True Temper
         10.000%, 07/15/12 (G)                    $       1,165   $         542
         8.258%, 04/15/08 (D)                             1,345           1,116
   Associated Materials (B) (G)
         15.609%, 03/01/14                                  650             444
   Baker & Taylor (A)
         11.500%, 07/01/13                                  950             856
   Baldor Electric (G)
         8.625%, 02/15/17                                 1,910           1,891
   Belden
         7.000%, 03/15/17                                   200             193
   Buffalo Thunder Development
      Authority (A)
         9.375%, 12/15/14                                 2,225           1,669
   Buhrmann US
         8.250%, 07/01/14                                 1,750           1,645
         7.875%, 03/01/15                                   625             584
   Chart Industries
         9.125%, 10/15/15                                   325             319
   Cornell
         10.750%, 07/01/12                                  500             521
   Corrections Corp of America
         7.500%, 05/01/11                                 1,000           1,010
         6.750%, 01/31/14                                   450             452
         6.250%, 03/15/13                                 2,672           2,619
   D. R. Horton
         5.625%, 09/15/14                                 1,090             926
         5.625%, 01/15/16                                   525             438
   DRS Technologies
         7.625%, 02/01/18                                   575             575
         6.875%, 11/01/13                                   300             294
         6.625%, 02/01/16                                 1,000             977
   Delta Air Lines, Ser 2002-1 (G)
         8.300%, 12/15/29                                   925              28
   Delta Air Lines, Ser 2002-1, Cl C (G)
         7.779%, 01/02/12                                   750             697
   Domtar
         9.500%, 08/01/16 (G)                               275             281
         7.125%, 08/15/15                                 2,025           1,909
   ESCO (A)
         8.625%, 12/15/13                                   660             640
         6.675%, 06/15/08 (D)                               150             129
   Education Management LLC
         10.250%, 06/01/16 (G)                            2,450           1,948
         8.750%, 06/01/14                                    50              42
   General Cable (G)
         7.125%, 04/01/17                                   360             344
   Graftech Finance
         10.250%, 02/15/12                                  247             256
   Gulfmark Offshore
         7.750%, 07/15/14                                   875             888


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        167

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Hovnanian Enterprises
         8.625%, 01/15/17 (G)                     $       1,920   $       1,478
         6.500%, 01/15/14                                   350             236
         6.375%, 12/15/14                                   250             169
         6.250%, 01/15/15                                   275             184
         6.250%, 01/15/16                                 1,050             709
   Indalex Holding, Ser B
         11.500%, 02/01/14                                  784             639
   Interline Brands
         8.125%, 06/15/14                                 1,040             993
   Iron Mountain
         8.750%, 07/15/18                                    70              73
         8.625%, 04/01/13                                 1,297           1,310
         7.750%, 01/15/15                                 1,670           1,678
         6.625%, 01/01/16 (G)                             5,470           5,210
   J.B. Poindexter
         8.750%, 03/15/14                                   425             277
   KAR Holdings
         10.000%, 05/01/15                                1,675           1,449
         8.750%, 05/01/14                                 2,205           1,962
         7.239%, 05/01/08 (G)                               800             660
   L-3 Communications
         5.875%, 01/15/15                                 4,111           3,936
   L-3 Communications, Ser B
         6.375%, 10/15/15                                 2,929           2,863
   Lamar Media (G)
         6.625%, 08/15/15                                   700             616
   Language Line
         11.125%, 06/15/12                                   50              51
   Lyondellbasell (A)
         8.375%, 08/15/15                                 1,225             894
   MAAX (C) (G)
         9.750%, 06/15/12                                   375              83
   Millar Western Forest
         7.750%, 11/15/13                                   605             408
   Mobile Mini
         6.875%, 05/01/15                                   750             623
   Mobile Services Group
         9.750%, 08/01/14                                   450             421
   Mueller Water Products
         7.375%, 06/01/17                                 1,000             862
   NTK Holdings (G)
         3.666%, 03/01/14                                   750             364
   Nebraska Book
         8.625%, 03/15/12                                   250             224
   Noble Group (A)
         6.625%, 03/17/15                                   575             494
   Nortek
         8.500%, 09/01/14                                   500             370
   Northwest Airlines
         0.000%, 03/15/08                                   175               4
         0.000%, 02/01/09                                    75               2
         0.000%, 11/15/23                                 1,200              33

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Northwest Airlines (G)
         8.875%, 06/01/06                         $       1,575   $          33
   PNA Intermed Holding
         10.065%, 05/15/08                                  500             389
   Ply Gem
         9.000%, 02/15/12                                   275             201
   Propex Fabrics
         10.000%, 12/01/12                                  175              21
   Psychiatric Solutions
         7.750%, 07/15/15                                 2,825           2,811
   Quality Distributors
         9.000%, 11/15/10                                   825             516
   Quebecor World Capital (G)
         8.750%, 03/15/16 (A)                             3,650           1,734
         6.125%, 11/15/13                                   975             400
   RBS Global & Rexnord
         11.750%, 08/01/16 (G)                            1,000             865
         9.500%, 08/01/14                                   575             538
         8.875%, 09/01/16                                 2,410           2,133
   Rainbow National Services LLC (A)
         8.750%, 09/01/12                                 1,485           1,518
   Stallion Oilfield Services (A)
         9.750%, 02/01/15                                 3,700           2,534
   Sunstate Equipment (A)
         10.500%, 04/01/13                                  690             531
   Superior Essex Com & Essex Group
         9.000%, 04/15/12                                   654             629
   Swift Transportation (A) (G)
         12.500%, 05/15/17                                1,425             581
   Terex (G)
         8.000%, 11/15/17                                 7,585           7,547
   Titan International
         8.000%, 01/15/12                                 3,015           2,955
   Transdigm
         7.750%, 07/15/14                                 1,775           1,775
   Tube City IMS
         9.750%, 02/01/15                                   800             704
   UCI Holdings
         12.491%, 06/15/08                                  949             825
   United Air Lines (C)
         9.125%, 01/15/12                                 1,075              --
   United Air Lines, Ser 2001-1
         6.201%, 09/01/08                                   446             441
   United Air Lines, Ser 95A1
         9.020%, 04/19/12                                   411             185
   United Air Lines, Ser 95A2
         9.560%, 10/19/18                                   645             319
   United Air Lines, Ser A (C)
         10.670%, 05/01/04                                  525              --
   Vanguard Health Holdings I (B)
         0.000%, 10/01/15                                   600             459


--------------------------------------------------------------------------------
168        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Vanguard Health Holdings II
         9.000%, 10/01/14                         $         400   $         385
   Visant
         7.625%, 10/01/12                                   500             486
   Vought Aircraft Industries (G)
         8.000%, 07/15/11                                 2,600           2,385
                                                                  --------------
                                                                        107,874
                                                                  --------------
INFORMATION TECHNOLOGY -- 4.1%
   Activant Solution
         9.500%, 05/01/16                                 1,500           1,260
   Advanced Micro Devices (G)
         7.750%, 11/01/12                                 1,642           1,330
   Amkor Technologies
         7.125%, 03/15/11                                 1,300           1,222
   Amkor Technologies (G)
         9.250%, 06/01/16                                 2,250           2,166
   Compucom Systems (A)
         12.500%, 10/01/15                                  900             839
   First Data (A) (G)
         9.875%, 09/24/15                                 2,220           1,826
   Flextronics International
         6.500%, 05/15/13                                 1,300           1,242
         6.250%, 11/15/14 (G)                             1,250           1,150
   Freescale Semiconductor
         10.125%, 12/15/16 (G)                            3,150           2,126
         8.875%, 12/15/14                                 2,360           1,847
         6.675%, 06/15/08 (D)                               275             190
   Freescale Semiconductor PIK
         9.125%, 12/15/14                                 6,855           5,004
   Magnachip Semiconductor (G)
         6.875%, 12/15/11                                   450             324
   NXP Funding LLC
         9.500%, 10/15/15 (G)                             5,355           4,404
         7.875%, 10/15/14                                 2,200           2,013
         7.008%, 04/15/08 (D)                             1,000             829
   Nortel Networks
         8.508%, 04/15/08                                   400             343
   Open Solutions (A)
         9.750%, 02/01/15                                 4,225           3,274
   Sanmina-SCI
         8.125%, 03/01/16 (G)                             1,500           1,327
         5.550%, 06/15/08 (A) (D)                         2,949           2,773
   Seitel
         9.750%, 02/15/14                                 2,300           1,938
   Sensata Technologies
         8.000%, 05/01/14                                 3,375           2,970
   Smart Modular (D)
         10.229%, 04/01/08                                1,670           1,637

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Sungard Data Systems (G)
         10.250%, 08/15/15                        $       6,425   $       6,457
   Viasystems
         10.500%, 01/15/11                                  400             367
                                                                  --------------
                                                                         48,858
                                                                  --------------
MATERIALS -- 8.6%
   AK Steel
         7.750%, 06/15/12                                 3,300           3,329
   Abitibi Consolidated
         8.850%, 08/01/30                                   100              45
         8.550%, 08/01/10                                 2,000           1,150
         6.000%, 06/20/13                                 1,275             618
   Appleton Papers
         8.125%, 06/15/11                                   300             289
   Appleton Papers, Ser B
         9.750%, 06/15/14                                 1,150           1,090
   Arch Western Finance
         6.750%, 07/01/13                                 8,950           8,928
   Ball
         6.625%, 03/15/18                                 1,250           1,241
   Bowater
         9.500%, 10/15/12                                   500             350
   Bowater Canada Finance
         7.950%, 11/15/11                                   300             206
   Bway
         10.000%, 10/15/10                                  674             649
   CII Carbon LLC (A)
         11.125%, 11/15/15                                  525             467
   Cascades
         7.250%, 02/15/13                                   655             578
   Catalyst Paper
         7.375%, 03/01/14                                   455             341
   Catalyst Paper, Ser D
         8.625%, 06/15/11                                 1,033             860
   Claymont Steel
         8.875%, 02/15/15                                   150             158
   Crown Americas
         7.750%, 11/15/15                                 1,394           1,432
   Crown Cork & Seal
         8.000%, 04/15/23                                 1,475           1,372
   FMG Finance (A)
         10.625%, 09/01/16 (G)                            2,885           3,246
         10.000%, 09/01/13                                  400             430
   Freeport-McMoRan Copper & Gold
         8.394%, 04/01/08 (D)                             1,350           1,326
         8.375%, 04/01/17                                 6,505           6,903
   Georgia Gulf (G)
         9.500%, 10/15/14                                   275             212
         7.125%, 12/15/13                                   300             216


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        169

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Georgia-Pacific LLC
         8.125%, 05/15/11                         $       1,140   $       1,131
         8.000%, 01/15/24                                 1,475           1,298
         7.700%, 06/15/15 (G)                             2,020           1,899
         7.125%, 01/15/17 (A)                             2,490           2,303
         7.000%, 01/15/15 (A)                             3,275           3,070
   Graham Packaging (G)
         9.875%, 10/15/14                                 3,415           2,869
   Huntsman International LLC
         7.875%, 11/15/14                                 1,355           1,436
   Huntsman LLC
         11.500%, 07/15/12                                  905             964
   INEOS Group Holdings PLC (A) (G)
         8.500%, 02/15/16                                 3,990           3,102
   Innophos
         8.875%, 08/15/14                                   475             461
   Innophos Holdings (A)
         9.500%, 04/15/12                                   725             678
   Intertape Polymer
         8.500%, 08/01/14                                   475             394
   Macdermid (A) (G)
         9.500%, 04/15/17                                   950             850
   Methanex
         6.000%, 08/15/15                                   175             170
   Millennium America
         7.625%, 11/15/26                                   175             113
   Momentive Performance
         11.500%, 12/01/16 (G)                            2,775           2,112
         9.750%, 12/01/14                                   150             135
   Mosaic (A)
         7.625%, 12/01/16 (G)                             2,550           2,741
         7.375%, 12/01/14                                   650             695
   Mosaic Global Holdings
         7.300%, 01/15/28                                   350             339
   Nalco (G)
         8.875%, 11/15/13                                 1,480           1,521
         7.750%, 11/15/11                                 2,075           2,101
   Neenah
         9.500%, 01/01/17                                   475             328
   NewPage
         10.000%, 05/01/12                                1,980           2,010
   Newark Group
         9.750%, 03/15/14                                   775             620
   Noranda Aluminum Acquisition
      PIK (A)
         8.738%, 05/18/08                                 3,440           2,700
   Noranda Aluminum Holdings
      PIK (A)
         10.488%, 05/15/08                                1,050             772
   Novelis
         7.250%, 02/15/15                                 1,200           1,062

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Owens-Brockway Glass Container
         8.250%, 05/15/13                         $       1,295   $       1,340
         6.750%, 12/01/14                                   990             985
   P.H. Glatfelter
         7.125%, 05/01/16                                 1,705           1,675
   PNA Group
         10.750%, 09/01/16                                1,325           1,153
   Packaging Dynamics (A)
         10.000%, 05/01/16                                2,430           1,810
   Polyone (G)
         8.875%, 05/01/12                                 3,065           3,096
   Reichhold Industries (A)
         9.000%, 08/15/14                                 1,519           1,489
   Rock-Tenn
         5.625%, 03/15/13                                 2,200           2,024
   Rockwood Specialties Group
         7.500%, 11/15/14                                 1,270           1,232
   Solo Cup
         8.500%, 02/15/14                                 1,400           1,183
   Solutia (C)
         7.375%, 10/15/27                                   450              --
   Steel Dynamics
         7.750%, 04/15/16                                 1,400           1,402
         7.375%, 11/01/12 (A)                             4,295           4,338
   Stone Container
         8.375%, 07/01/12                                 2,240           2,027
         8.000%, 03/15/17 (G)                               825             693
   Terra Capital, Ser B
         7.000%, 02/01/17                                 2,860           2,821
   US Steel
         6.650%, 06/01/37                                   150             127
   Verso Paper Holdings LLC, Ser B (G)
         11.375%, 08/01/16                                  400             367
   Vitro
         9.125%, 02/01/17                                 2,745           2,278
                                                                  --------------
                                                                        103,350
                                                                  --------------
TELECOMMUNICATION SERVICES -- 8.9%
   American Tower
         7.500%, 05/01/12                                   125             128
         7.125%, 10/15/12                                   875             895
         7.000%, 10/15/17                                    75              75
   Centennial Communications
         10.580%, 04/01/08 (D)                              100              87
         10.125%, 06/15/13                                2,320           2,291
         8.125%, 02/01/14 (G)                               975             921
   Cincinnati Bell
         7.250%, 07/15/13                                 2,970           2,918
         7.000%, 02/15/15                                   125             113


--------------------------------------------------------------------------------
170        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Citizens Communications
         9.750%, 04/01/12                         $       3,714   $       3,895
         9.250%, 05/15/11                                 1,775           1,837
         6.625%, 03/15/15                                 1,480           1,332
         6.250%, 01/15/13                                   150             136
   Cricket Communications I
         9.375%, 11/01/14 (A)                             1,750           1,658
         9.375%, 11/01/14 (G)                             4,100           3,885
   Digicel Group (A)
         9.250%, 09/01/12                                 2,545           2,526
         8.875%, 01/15/15 (G)                             2,280           1,904
   Digicel Group PIK (A) (G)
         0.000%, 01/15/15                                 2,575           2,124
   Embarq
         7.082%, 06/01/16                                   450             426
   Fairpoint Communications
         13.125%, 04/01/18                                3,840           3,686
   GCI
         7.250%, 02/15/14                                 1,525           1,258
   Hawaiian Telecom Communications,
      Ser B (G)
         9.750%, 05/01/13                                   700             378
   Intelsat
         9.000%, 06/15/16                                   475             479
         7.625%, 04/15/12                                   150             113
         6.500%, 11/01/13                                 3,375           2,194
   Intelsat Bermuda
         11.250%, 06/15/16                                2,315           2,347
         9.250%, 06/15/16                                   578             582
   Intelsat Intermediate (B)
         0.000%, 02/01/15                                 2,955           2,512
   Intelsat Sub Holding
         8.625%, 01/15/15 (G)                             1,000           1,008
         8.250%, 01/15/13                                 1,105           1,113
   Level 3 Financing
         9.250%, 11/01/14 (G)                             3,500           2,861
         8.750%, 02/15/17                                   800             608
         6.704%, 08/15/08 (D)                               125              88
   Lucent Technologies
         6.450%, 03/15/29                                   375             268
   MetroPCS Wireless
         9.250%, 11/01/14                                 7,565           6,960
   Nordic Telephone Holdings (A) (G)
         8.875%, 05/01/16                                 3,270           3,172
   Orascom Telecom Finance (A)
         7.875%, 02/08/14                                 2,275           2,110
   Paetec Holding
         9.500%, 07/15/15                                 4,945           4,549
   Primus Telecommunications (G)
         8.000%, 01/15/14                                 1,650             710

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Qwest
         8.875%, 03/15/12                         $       1,475   $       1,505
         7.875%, 09/01/11                                   300             299
         7.625%, 06/15/15                                   832             811
         7.500%, 10/01/14                                 1,280           1,248
         7.250%, 09/15/25                                   350             305
         7.250%, 10/15/35                                 1,200             990
         6.875%, 09/15/33                                   225             180
         6.500%, 06/01/17                                    75              68
         6.050%, 06/15/08 (D)                               896             806
   Qwest Capital Funding (G)
         7.900%, 08/15/10                                   425             425
   Qwest Communications International
         7.500%, 02/15/14                                   550             517
         7.250%, 02/15/11                                   125             120
         6.565%, 05/11/08 (D) (G)                         2,388           2,364
   Qwest Communications International,
      Ser B
         7.500%, 02/15/14                                 4,020           3,779
   Rogers Communications
         8.000%, 12/15/12                                    50              52
   Rural Cellular
         8.250%, 03/15/12                                 2,315           2,373
         6.076%, 06/04/08                                   845             845
   Securus Technologies (G)
         11.000%, 09/01/11                                  100              72
   Syniverse Technologies, Ser B
         7.750%, 08/15/13                                   150             141
   Telcordia Technologies (A) (G)
         10.000%, 03/15/13                                1,200             840
   Triton
         8.500%, 06/01/13                                 1,550           1,614
   Virgin Media Finance PLC
         9.125%, 08/15/16                                   400             358
         8.750%, 04/15/14                                 2,125           1,907
   West
         11.000%, 10/15/16                                  250             211
         9.500%, 10/15/14                                 3,960           3,544
   Wind Acquisition Finance (A) (G)
         10.750%, 12/01/15                                3,925           4,003
   Wind Acquisition Holdings
         12.449%, 12/21/11                                  310             272
   Windstream
         8.625%, 08/01/16 (G)                             7,125           7,036
         8.125%, 08/01/13                                   640             629
         7.000%, 03/15/19                                 1,775           1,544
   Windstream Regatta Holdings (A)
         11.000%, 12/01/17                                1,000             610
   iPCS (D)
         5.364%, 05/01/08                                 1,335           1,028
   iPCS PIK
         6.489%, 05/01/14                                 2,455           1,890
                                                                  --------------
                                                                        106,533
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        171

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
UTILITIES -- 3.5%
   AES
         9.375%, 09/15/10                         $         650   $         687
         8.875%, 02/15/11                                 2,325           2,435
         8.750%, 05/15/13                                   533             554
         8.000%, 10/15/17                                 2,825           2,860
         7.750%, 03/01/14                                   150             151
         7.750%, 10/15/15                                   240             242
   Calpine Generating (C)
        14.320%, 04/01/08                                 1,600             296
   Dynegy Holdings
         6.875%, 04/01/11                                   200             197
   Edison Mission Energy
         7.500%, 06/15/13                                   300             308
         7.200%, 05/15/19                                   450             444
         7.000%, 05/15/17                                 4,055           4,035
   El Paso (G)
         7.875%, 06/15/12                                 1,445           1,511
   Energy Future Holdings (A)
        10.875%, 11/01/17                                 2,535           2,560
   Mirant (C)
         0.000%, 07/15/07                                 1,150               2
         0.000%, 07/15/09                                    50               1
   Mirant (C) (G)
         0.000%, 07/15/04                                   450               9
   Mirant Americas Generation LLC
         8.500%, 10/01/21                                 3,097           2,811
         8.300%, 05/01/11                                 2,305           2,351
   Mirant North America LLC
         7.375%, 12/31/13                                 2,820           2,848
   NRG Energy
         7.375%, 02/01/16                                 1,815           1,779
         7.375%, 01/15/17                                 6,225           6,054
         7.250%, 02/01/14                                 3,335           3,293
   Sierra Pacific Resources
         7.803%, 06/15/12                                   775             814
   TXU, Ser P
         5.550%, 11/15/14                                   350             273
   TXU, Ser R
         6.550%, 11/15/34                                   150             106
   Tenaska Alabama (A)
         7.000%, 06/30/21                                   330             308
   Texas Competitive Electic Holdings (A)
        10.250%, 11/01/15                                 5,270           5,251
                                                                  --------------
                                                                         42,180
                                                                  --------------
Total Corporate Obligations
   (Cost $1,068,887) ($ Thousands)                                      972,505
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
LOAN PARTICIPATIONS -- 8.5%

FINANCIALS -- 8.5%
   Advanstar Communications, 2nd Lien
        10.320%, 11/30/14                         $       1,250   $         875
   Aeroflex
         8.119%, 07/29/14                                   648             577
   Affinion Holding
        11.678%, 03/01/12                                   900             711
   Affinion Holding PIK
        11.678%, 01/24/12                                 3,000           2,370
        11.678%, 03/01/12                                   800             632
   Alliant Insurance Services, Ser B
         9.400%, 11/15/14                                 1,247           1,085
   Allison Transmission
         7.430%, 08/07/14                                 2,480           2,174
   Alltel Holdings
         7.778%, 05/31/15                                 2,065           1,864
   Ameritrade Holding
         4.770%, 12/31/12                                   850             803
   Ameritrade Holding, Term Loan B
         4.770%, 12/31/12                                   662             626
   Ameritrade Holding, Term Loan B,
      Lot 6
         4.770%, 12/31/12                                 2,150           2,032
   Asurion
         8.320%, 07/02/14                                 1,000             840
   Asurion, 2nd Lien
        12.036%, 07/02/15                                   500             421
         0.000%, 07/07/15 (J)                               528             444
         0.000%, 07/07/15 (J)                               722             608
         0.000%, 07/07/15 (J)                               211             178
         0.000%, 07/07/15 (J)                                39              33
   BOC Edwards
        10.831%, 05/31/14                                   175              98
         7.081%, 05/31/14                                   150             100
   Boise Paper
        12.500%, 02/22/15                                   800             758
   Boston Generating
         0.000%, 06/19/14                                   492             433
   Boston Generating, 1st Lien
        12.198%, 12/21/16                                   175             161
   Boston Generating, 2nd Lien
         9.080%, 06/21/14                                   700             616
   CCFC
        11.310%, 08/26/09                                 2,058           2,057
   Cebridge
        11.370%, 05/05/14                                 1,890           1,075
   Cebridge PIK
        11.380%, 05/05/14                                   829             645


--------------------------------------------------------------------------------
172        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Central Parking
         7.250%, 05/22/14                         $       1,120   $         997
         0.000%, 05/22/14                                   569             508
         0.000%, 05/22/14                                   566             506
   Central Parking (Synthetic)
         0.000%, 05/22/14                                   307             273
   Central Parking LOC (Synthetic)
         7.500%, 05/22/14                                   360             321
   Central Parking Synthetic LOC
      (Synthetic)
         7.500%, 05/22/14                                   179             160
   Century Cable
         10.250%, 06/30/09                                    3              --
   Charter, 3rd Lien
         7.850%, 03/01/14                                   500             376
         7.343%, 09/06/14                                   350             263
   Claire's Stores
         8.110%, 05/07/14                                     2               1
   Community Health Systems
         7.756%, 07/02/14                                    43              40
         0.000%, 07/02/14                                    29              27
         0.000%, 07/02/14                                    15              14
         0.000%, 07/13/14 (I)                               124              --
         0.000%, 07/25/14                                    79              73
   Cooper Standard
         7.875%, 12/23/11                                 2,216           1,987
   Dae Aviation Holdings
         8.970%, 07/31/14                                 1,346           1,276
         0.000%, 07/31/09                                   669             659
         0.000%, 07/31/09                                    84              82
         0.000%, 07/31/09                                    84              82
         0.000%, 07/31/09                                    84              82
         0.000%, 07/31/09                                   251             247
         0.000%, 07/31/09                                   167             165
   Dae Aviation Holdings, Term Loan B (J)
         0.000%, 07/31/14                                    95              91
         0.000%, 07/31/14                                    95              91
         0.000%, 07/31/14                                    95              91
         0.000%, 07/31/14                                    95              91
   Dae Aviation Holdings, Term Loan B 2 (J)
         0.000%, 07/31/14                                    72              69
         0.000%, 07/31/14                                    72              69
         0.000%, 07/31/14                                    72              69
         0.000%, 07/31/14                                    72              69
   Delta, 2nd Lien
         8.082%, 04/30/14                                   224             176
   Dresser Rand, 1st Lien
         7.860%, 05/04/14                                   470             424
   Dresser Rand, 2nd Lien
        11.129%, 05/04/15                                 2,195           1,950
        11.110%, 05/04/15                                   950             844
   Entegra PIK
        11.340%, 04/04/15                                   250             208

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Entegra PIK, 3rd Lien
        11.340%, 04/19/15                         $       1,668   $       1,384
   Enterprise Group Holdings
         6.793%, 05/05/08                                 1,500           1,474
         5.443%, 05/05/08                                   300             295
   Enterprise Group Holdings, Lot 3
         7.494%, 05/05/08                                   100              98
   First Data
         7.960%, 09/24/14                                 1,025             921
         7.634%, 09/24/14                                 2,531           2,274
         7.580%, 09/24/14                                   188             169
   Ford, 1st Lien
         8.000%, 12/12/13                                   822             673
   Georgia Pacific
         7.340%, 02/14/13                                   375             348
   Georgia Pacific, Ser B
         7.485%, 02/14/13                                   991             919
   Green Valley Ranch Gaming, 2nd Lien
         8.791%, 08/06/14                                 2,000           1,538
   Hexion Specialty Chemicals,
      Term Loan C1
         7.000%, 05/05/13                                 2,525           2,346
   Hexion Specialty Chemicals,
      Term Loan C2
         7.125%, 05/05/13                                   473             440
   Iasis Healthcare
        10.610%, 06/15/14                                 2,165           1,711
   Infor Global Solutions
        11.610%, 03/02/14                                   475             344
         0.000%, 07/28/12 (J)                               491             432
         0.000%, 07/28/12 (J)                               257             226
         0.000%, 07/28/12 (J)                               655             575
         0.000%, 03/02/14                                   570             413
         0.000%, 03/02/14                                   276             200
         0.000%, 03/02/14                                   329             239
   Infor Global Solutions, Delayed Draw
         8.950%, 07/28/12                                   342             300
   Intel
         8.500%, 01/15/13                                 1,200           1,092
   Intelsat Bermuda
         5.611%, 02/02/14                                 1,325           1,317
   Invernell (IM US) Holdings LLC,
      2nd Lien
         0.000%, 06/26/15                                 1,000             858
   JG Wentworth, 1st Lein
         7.093%, 04/04/14                                 1,019             716
   KAR Holding
         7.570%, 04/20/14                                 1,225           1,072
   Language Line, Term Loan B
         6.520%, 05/14/11                                 2,000           1,830
   McKechnie Aerospace
        10.340%, 05/11/15                                   700             557
         7.340%, 05/11/14                                   225             192


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        173

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008
--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   McKechnie Aerospace, 1st Lien
          7.360%, 05/11/14                        $         325   $         278
   Metroflag, 2nd Lien
         13.023%, 07/06/08                                  300             273
   Murray
         13.875%, 01/31/11                                2,027           1,925
   NRG Holdings LOC
          6.480%, 02/01/13                                  301             283
   NRG Holdings Term Loan B
          6.580%, 06/02/13                                  653             613
   New World Gaming
         11.750%, 06/18/14                                1,225           1,047
   Nielsen Finance LLC
          8.190%, 08/09/13                                  744             669
   Orbitz Worldwide
          7.838%, 07/01/14                                3,242           2,723
   Penhall
         12.824%, 03/28/12                                  665             585
   Pinnacle Foods
          7.593%, 04/02/14                                  848             738
   Proquest
          8.328%, 02/09/14                                  765             700
   Proquest Term Loan
          7.167%, 02/09/14                                  530             485
          0.000%, 02/09/14                                  160             146
   Proquest, 2nd Lien
         10.441%, 02/09/16                                1,200           1,122
   Resolute Aneth LLC, 2nd Lien
         7.810%, 06/27/13                                 1,500           1,335
   Rexnord
         12.360%, 02/20/13                                2,208           2,009
   Reynolds & Reynolds, 3rd Lien
         12.860%, 04/01/14                                1,300           1,183
         12.860%, 04/24/14                                  500             455
         12.698%, 04/01/14                                  800             728
         12.343%, 04/01/14                                1,700           1,547
          0.000%, 04/24/14                                  700             637
   Sandridge
          8.625%, 04/01/15                                1,050           1,034
   Simmons Holdco
         10.650%, 02/15/12                                1,500             937
         10.648%, 02/15/12                                1,145             716
   Soren, 2nd Lien
          0.000%, 02/16/14                                  600             576
   Sorenson Communications, 2nd Lien
         12.500%, 02/16/14                                2,500           2,400
   Surgical Care Affiliates
          7.570%, 12/29/14                                1,500           1,230
   TPF Generation Holdings LLC
          9.620%, 12/15/14                                1,750           1,447
   Texas Competitive Electric
          0.000%, 10/10/14                                4,591           4,156

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Texas Competitive Electric
         8.622%, 10/10/14                         $         505   $         457
         8.396%, 10/10/14                                     4               3
         8.396%, 10/27/14                                   450             408
   Town Sports International
         7.500%, 08/27/13                                   249             204
   Tropicana Entertainment
         7.850%, 12/31/11                                 1,465           1,391
   Univision Communications
         7.570%, 03/15/14                                   940             738
         7.210%, 09/15/14                                    94              74
         7.210%, 09/29/14                                   268             211
         7.072%, 09/29/14                                     3               2
         5.491%, 09/15/14                                   881             692
         0.000%, 03/15/14 (I)                                60              13
         0.000%, 09/15/14 (I)                                86              18
   Univision Communications, B
         0.000%, 09/29/14                                   134             105
         0.000%, 09/29/14                                   537             422
   Univision Communications,
      Delayed Draw
         7.095%, 09/29/14                                    11               8
         0.000%, 09/29/14                                    27              21
         0.000%, 09/29/14                                     3               3
   Venoco
         9.125%, 05/07/14                                   375             326
   Verint Systems
         5.989%, 05/09/14                                 1,877           1,595
   WideOpenWest Finance LLC, 2nd Lien
        11.610%, 06/18/15                                 1,000             700
   Wind Acquisition Holdings
        12.609%, 12/12/11                                 2,697           2,369
        11.201%, 12/21/11                                   820             722
                                                                  --------------
Total Loan Participations
   (Cost $109,299) ($ Thousands)                                        102,009
                                                                  --------------
ASSET-BACKED SECURITIES -- 5.7%

OTHER ASSET-BACKED SECURITIES -- 5.7%
   Ares CLO, Ser 2006-5RA, Cl SUB (A)
         0.000%, 02/24/18                                 7,000           3,640
   Ares CLO, Ser 2007-11A, Cl SUB
         0.000%, 10/11/21                                     2           1,512
   Ares CLO, Ser 2007-3RA, Cl SUB
         0.000%, 04/16/21                                 3,800           2,318
   Babson CLO, Ser 2004-2A, Cl SUB
         0.000%,                                             17             782
   Babson CLO, Ser 2007-2A, Cl D
         5.958%, 04/15/08                                   900             524
   Babson CLO, Ser 2007-2A, Cl INC
         0.000%, 04/15/21                                 2,500           1,535


--------------------------------------------------------------------------------
174        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Battalion CLO, Ser 2007-1A, Cl E
         8.627%, 07/14/22                         $       2,300   $       1,173
   Battalion CLO, Ser 2007-1A, Cl SUB
         0.000%, 07/14/22                                    18           1,032
   CIFC Funding, Ser 2007-2A, Cl SUB
         0.000%, 04/15/21                                 2,700           1,728
   CIFC Funding, Ser 2007-3A, Cl B (D)
         4.494%, 04/28/08                                 2,500           1,600
   Capitalsource Advisors,
      Ser 2006-1A, Cl SUB (A)
         0.000%, 08/27/20                                 3,200           1,728
   Carlyle High Yield Partners CLO,
      Ser 2006-8A, Cl N
         0.000%, 05/21/21                                 3,700           1,776
   Connecticut Valley Structured Credit,
      Ser 2006-3A, Cl NOTE (A)
         0.000%, 03/23/03                                 2,200             660
   Copper River, Ser 2006-1A, Cl INC
         0.000%, 01/20/21                                 3,000           2,054
   De Meer Middle Market,
      Ser 2006-1A, Cl INC
         0.000%, 10/20/18                                 3,419           2,178
   Denali Capital VII, Ser 2007-1A,
      Cl INC
         10.780%, 01/22/22                                2,200           1,811
   Duane Street CLO, Ser 2007-5A,
      Cl SN
         0.000%, 10/14/21                                 3,300           2,475
   Gale Force CLO, Ser 2007-4A,
      Cl E (D)
         9.470%, 04/01/08                                 1,100             708
   Gale Force CLO, Ser 2007-4A,
      Cl INC (D)
         0.000%, 04/01/08                                    15           1,045
   Gleneagles CLO, Ser AI (D)*
         12.940%, 11/01/17                                6,500           4,635
   Golden Tree Loan Opportunities III,
      Ser 2007-3A, Cl SUB
         0.000%, 05/01/22                                 3,400           2,040
   ING Investment Management I
      CLO (A) (D)*
         0.000%, 12/01/17                                12,500           6,875
   ING Investment Management II
      CLO (A) (D)*
         11.120%, 08/01/20                                5,600           3,136
   Lightpoint CLO, Ser 2006-4A, Cl IN (A)
         0.000%, 04/15/18                                 2,500           1,027
   Marathon CLO, Ser 2005-2A, Cl INC
         11.520%, 12/20/19                                3,000           1,959
   Marlborough Street CLO, Ser 2007-1A,
      Cl INC
         0.000%, 04/15/19                                 2,400           1,437

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Peritus I CDO (A) (E)
         9.000%, 05/24/15                         $       3,750   $         562
   Peritus I CDO, Ser 2005-1A,
      Cl C (A) (E)
         9.000%, 05/24/15                                13,402           9,448
   Sands Point Funding, Ser 2006-1A,
      Cl C (D)
         4.751%, 04/18/08                                   640             406
   Stanfield Bristol, Ser 2005-1A,
      Cl SUB (A)
         0.000%, 10/15/19                                 6,300           3,213
   Stanfield Veyron CLO, Ser 2006-1A,
      Cl SUB
         9.060%, 07/15/18                                 2,300           1,449
   Tralee CDO, Ser 2007-1A, Cl SUB
         0.000%, 04/16/22                                 2,700           1,593
                                                                  --------------
Total Asset-Backed Securities
   (Cost $98,474) ($ Thousands)                                          68,059
                                                                  --------------
CONVERTIBLE BONDS -- 0.1%
   Adelphia Recovery Trust, Ser ACC-1
      (Escrow Security)
         0.000%, 02/15/04                                   395              --
   Flextronics CV to 64.4122
         1.000%, 08/01/10                                 1,265           1,208
   Freeport McKennen CV to 1.3605
         0.000%,                                              4             597
   Mirant CV to 14.7167 (C) (G)
         2.500%, 06/15/21                                 2,200               5
                                                                  --------------
Total Convertible Bonds
   (Cost $1,896) ($ Thousands)                                            1,810
                                                                  --------------
COMMON STOCK -- 0.3%
   Armstrong World Industries*                            6,237             222
   Core-Mark Holding (G)*                                13,788             396
   Dana Holding (G)*                                     53,322             533
   Delta Air Lines (G)*                                   2,780              24
   Federal Mogul, Cl A (G)*                              38,359             759
   Huntsman                                               8,061             190
   Mirant (G)*                                            4,276             156
   Northwest Airlines*                                    4,956              45
   Owens Corning (G)*                                    28,933             525
   Portland General Electric                                520              12
   Shreveport Gaming Holdings*                           13,948             279
   Time Warner Cable, Cl A*                               4,255             106
   UAL (G)                                                3,269              70
   Winn-Dixie Stores*                                     8,445             152
                                                                  --------------
Total Common Stock
   (Cost $4,207) ($ Thousands)                                            3,469
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        175

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Concluded)
March 31, 2008
--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
PREFERRED STOCK -- 0.8%
   CIFC Funding, Ser 2006-I (A) (D)                   2,300,000   $       1,846
   CIFC Funding, Ser 2006-II (A) (D)*                 3,000,000           2,198
   CIFC Funding, Ser 2007-IV*                         1,000,000             917
   Dana, Ser B*                                         547,800             520
   Rockwall Investors (A) (D)*                        4,000,000           2,512
   Rural Cellular PIK*                                      374             492
   White Horse II*                                       30,000             966
                                                                  --------------
Total Preferred Stock
   (Cost $11,005) ($ Thousands)                                           9,451
                                                                  --------------

                                                      Number of
                                                       Warrants
                                                      ---------
WARRANTS -- 0.0%
   Grande Communications,
     Expires 04/01/11*                                      850               8
                                                                  --------------
Total Warrants
   (Cost $8) ($ Thousands)                                                    8
                                                                  --------------
CASH EQUIVALENTS -- 15.9%
   SEI Daily Income Trust,
     Prime Obligation Fund,
     Cl A 3.190%**++                                 25,494,635          25,495
   SEI Liquidity Fund L.P.
     3.200% (F)                                     164,298,552         164,299
                                                                  --------------
Total Cash Equivalents
   (Cost $189,794) ($ Thousands)                                        189,794
                                                                  --------------
Total Investments -- 112.5%
   (Cost $1,483,570) ($ Thousands)                                $   1,347,105
                                                                  ==============

--------------------------------------------------------------------------------
Description
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $1,197,148 ($ Thousands).

*     Non-Income Producing Security

**    Rate shown is the 7-day effective yield as of March 31, 2008.

+     Real Estate Investment Trust.

++    Investment in Affiliated Security (see Note 3).

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on March 31, 2008. The coupon on a step bond changes on a specified date.

(C)   Security in default on interest payments.

(D) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2008. The date reported on the Schedule of Investments is the next reset date.

(E) Securities considered illiquid. The total value of such securities as of March 31, 2008 was $10,010 ($ Thousands) and represented 0.83% of Net Assets.

(F) This security was purchased with cash collateral held from securities on loan (see Note 7). The total value of such securities as of March 31, 2008 was $167,364 ($ Thousands).

(G) This security or a partial position of this security is on loan at March 31, 2008 (see Note 7). The total value of securities on loan at March 31, 2008 was $155,243 ($ Thousands).

(H) This security is being held in lieu of possible future payments for a default resolution.

(I)   Unfunded bank loan. Interest rate is not available.

(J)   Unsettled bank loan. Interest rate is unavailable.

CDO -- Collateralized Debt Obligation
Cl -- Class
CLO -- Collateralized Loan Obligation
CV -- Convertible Security
GMAC -- General Motors Acceptance Corporation
LLC -- Limited Liability Company
L.P. -- Limited Partnership
MTN -- Medium Term Note
PCS -- Personal Communications Service
PIK -- Payment-in-Kind
PLC -- Public Limited Company
Ser -- Series

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
176        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

                       This page intentionally left blank.

Statements of Assets and Liabilities ($ Thousands)

March 31, 2008 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                          LARGE CAP               LARGE CAP            TAX-MANAGED
                                                                         VALUE FUND             GROWTH FUND         LARGE CAP FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments at value+                                   $           2,874,618*  $           2,954,657*  $          2,453,187*
      Affiliated investment, at value++                                     522,608                 550,792                466,836
      Cash                                                                       --                      --                    907
      Restricted Cash held for Securities Sold Short                             --                      --                     --
      Receivable for investment securities sold                               1,290                  18,010                  6,923
      Receivable for fund shares sold                                         1,169                   1,441                  1,096
      Dividends and interest receivable                                       4,926                   2,906                  3,323
      Receivable for variation margin                                           172                     235                 48,542
      Swap contracts, at value+++++                                              --                      --                     --
      Prepaid Expenses                                                           35                      50                     22
------------------------------------------------------------------------------------------------------------------------------------
      Total Assets                                                        3,404,818               3,528,091              2,980,836
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
      Payable upon return on securities loaned                              481,743                 487,613                418,161
      Payable for securities sold short++++                                      --                      --                     --
      Payable for investment securities purchased                                --                  16,342                  7,967
      Payable for fund shares redeemed                                        3,905                   3,916                  1,727
      Payable to custodian                                                      525                     681                     --
      Payable for variation margin                                                6                       7                 48,331
      Margin Call                                                                --                      --                     --
      Administration fees payable                                               869                     895                    741
      Investment advisory fees payable                                          711                     873                    667
      Shareholder servicing fees payable A                                      571                     478                    448
      Shareholder servicing fees payable I                                        3                       2                     --
      Shareholder servicing fees payable Y                                       --                      --                      1
      Chief Compliance Officer fees payable                                       9                       7                      7
      Overdraft of foreign currency, at value+++                                 --                      --                     --
      Administration servicing fees payable Class I                               2                       2                     --
      Accrued expense payable                                                   249                     210                    190
------------------------------------------------------------------------------------------------------------------------------------
      Total Liabilites                                                      488,593                 511,026                478,240
------------------------------------------------------------------------------------------------------------------------------------
      Net Assets                                              $           2,916,225   $           3,017,065   $          2,502,596
------------------------------------------------------------------------------------------------------------------------------------
     + Cost of investments                                                2,694,259               2,591,595              2,102,361
    ++ Cost of affiliated investments                                       522,608                 550,792                466,836
   +++ Cost of foreign currency                                                  --                      --                     --
  ++++ Proceeds from securities sold short                                       --                      --                     --
 +++++ Premiums received/paid                                                    --                      --                     --
     * Includes market value of securities on loan                          470,173                 480,414                409,914
NET ASSETS:
      Paid-in Capital -- (unlimited authorization -- no
         par value)                                           $           2,751,766   $           3,746,920   $          2,473,934
      Undistributed (distribution in excess of) net
         investment income                                                      946                      29                    (40)
      Accumulated net realized gain (loss) on investments,
         securities sold short, option  contracts, futures,
         swaps and foreign currency                                         (18,459)             (1,095,838)              (324,118)
      Net unrealized appreciation (depreciation)
         on investments, securities sold short,
         and option contracts                                               180,359                 363,062                350,826
      Net unrealized appreciation on futures contracts                        1,613                   2,892                  1,994
      Net unrealized appreciation on swaps                                       --                      --                     --
      Net unrealized depreciation on forward foreign
         currency contracts, foreign currencies and
         translation of other assets and liabilities
         denominated in foreign currencies                                       --                      --                     --
------------------------------------------------------------------------------------------------------------------------------------
      Net Assets                                              $           2,916,225   $           3,017,065   $          2,502,596
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per
   Share -- Class A                                                          $18.08                  $21.05                 $12.67
                                                                  ($2,902,979,541 /       ($3,007,236,950 /      ($2,498,698,984 /
                                                                 160,590,519 shares)     142,841,795 shares)    197,268,853 shares)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per
   Share -- Class E                                                             N/A                     N/A                    N/A
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per
   Share -- Class I                                                          $18.07                   $0.84                    N/A
                                                                     ($13,245,308 /           ($9,827,587 /
                                                                     732,880 shares)         471,526 shares)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per
   Share -- Class Y                                                             N/A                     N/A                 $12.83
                                                                                                                     ($3,896,902 /
                                                                                                                    303,743 shares)
------------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
178        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

------------------------------------------------------------------------------------------------------------------------------------
                                                            LARGE CAP DIVERSIFIED                S&P 500                SMALL CAP
                                                                       ALPHA FUND             INDEX FUND               VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments at value+                                $            1,641,071   $          1,403,345*    $            925,684*
      Affiliated investment, at value++                                   116,068                242,485                  355,249
      Cash                                                                     --                     12                      336
      Restricted Cash held for Securities Sold Short                          412                     --                       --
      Receivable for investment securities sold                             9,198                    889                    5,054
      Receivable for fund shares sold                                       1,918                  5,535                      322
      Dividends and interest receivable                                     2,301                  2,031                    1,365
      Receivable for variation margin                                       1,121                    107                      161
      Swap contracts, at value+++++                                         4,054                     --                       --
      Prepaid Expenses                                                         14                     16                       29
------------------------------------------------------------------------------------------------------------------------------------
      Total Assets                                                      1,776,157              1,654,420                1,288,200
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
      Payable upon return on securities loaned                                 --                223,436                  330,776
      Payable for securities sold short++++                               217,247                     --                       --
      Payable for investment securities purchased                          87,224                    904                    7,256
      Payable for fund shares redeemed                                        727                  3,793                    1,033
      Payable to custodian                                                  1,603                     --                       --
      Payable for variation margin                                            207                     --                        2
      Margin Call                                                           2,180                     --                       --
      Administration fees payable                                             434                    235                      278
      Investment advisory fees payable                                        491                     36                      517
      Shareholder servicing fees payable A                                    223                     76                      117
      Shareholder servicing fees payable I                                     --                      1                        2
      Shareholder servicing fees payable Y                                     --                     --                       --
      Chief Compliance Officer fees payable                                     4                     11                        3
      Overdraft of foreign currency, at value+++                               18                     --                       --
      Administration servicing fees payable Class I                            --                      2                        2
      Accrued expense payable                                                 112                    146                       51
------------------------------------------------------------------------------------------------------------------------------------
      Total Liabilites                                                    310,470                228,640                  340,037
------------------------------------------------------------------------------------------------------------------------------------
      Net Assets                                           $            1,465,687   $          1,425,780     $            948,163
------------------------------------------------------------------------------------------------------------------------------------
     + Cost of investments                                              1,698,397                710,383                  933,976
    ++ Cost of affiliated investments                                     116,068                242,485                  355,249
   +++ Cost of foreign currency                                                17                     --                       --
  ++++ Proceeds from securities sold short                                241,393                     --                       --
 +++++ Premiums received/paid                                                (303)                    --                       --
     * Includes market value of securities on loan                             --                218,822                  321,275
NET ASSETS:
      Paid-in Capital -- (unlimited authorization --
         no par value)                                     $            1,603,614   $            720,041     $            994,135
      Undistributed (distribution in excess of) net
         investment income                                                   (276)                   359                      569
      Accumulated net realized gain (loss) on
         investments, securities sold short,
         option contracts, futures,
         swaps and foreign currency                                      (113,418)                12,223                  (38,837)
      Net unrealized appreciation (depreciation) on
         investments, securities sold short,
         and option contracts                                             (33,180)               692,962                   (8,292)
      Net unrealized appreciation on futures contracts                      4,640                    195                      588
      Net unrealized appreciation on swaps                                  4,357                     --                       --
      Net unrealized depreciation on forward foreign
         currency contracts, foreign currencies and
         translation of other assets and liabilities
         denominated in foreign currencies                                    (50)                    --                       --
------------------------------------------------------------------------------------------------------------------------------------
      Net Assets                                           $            1,465,687   $          1,425,780     $            948,163
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per
   Share -- Class A                                                         $9.55                 $36.67                   $15.91
                                                                ($1,465,246,499 /        ($541,397,466 /          ($939,327,053 /
                                                               153,488,909 shares)     14,763,387 shares)       59,051,549 shares)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per
   Share -- Class E                                                           N/A                 $36.78                      N/A
                                                                                         ($877,273,403 /
                                                                                       23,850,578 shares)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per
   Share -- Class I                                                         $9.55                 $36.73                   $15.81
                                                                      ($440,801 /          ($7,108,780 /            ($8,836,222 /
                                                                    46,161 shares)        193,548 shares)          558,756 shares)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per
   Share -- Class Y                                                           N/A                    N/A                      N/A
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 SMALL CAP             TAX-MANAGED
                                                                                               GROWTH FUND          SMALL CAP FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments at value+                                                          $             813,154*  $             342,569*
      Affiliated investment, at value++                                                            315,315                 127,083
      Cash                                                                                             614                      --
      Restricted Cash held for Securities Sold Short                                                    --                      --
      Receivable for investment securities sold                                                      5,828                   1,557
      Receivable for fund shares sold                                                                  273                     287
      Dividends and interest receivable                                                                456                     370
      Receivable for variation margin                                                                   39                      71
      Swap contracts, at value+++++                                                                     --                      --
      Prepaid Expenses                                                                                  19                       6
------------------------------------------------------------------------------------------------------------------------------------
      Total Assets                                                                               1,135,698                 471,943
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
      Payable upon return on securities loaned                                                     308,669                 119,509
      Payable for securities sold short++++                                                             --                      --
      Payable for investment securities purchased                                                    7,563                   2,051
      Payable for fund shares redeemed                                                               1,462                     360
      Payable to custodian                                                                              --                     560
      Payable for variation margin                                                                       2                      --
      Margin Call                                                                                       --                      --
      Administration fees payable                                                                      243                     103
      Investment advisory fees payable                                                                 448                     150
      Shareholder servicing fees payable A                                                              72                      74
      Shareholder servicing fees payable I                                                               1                      --
      Shareholder servicing fees payable Y                                                              --                      --
      Chief Compliance Officer fees payable                                                              3                       1
      Overdraft of foreign currency, at value+++                                                       284                      --
      Administration servicing fees payable Class I                                                      1                      --
      Accrued expense payable                                                                           82                      27
------------------------------------------------------------------------------------------------------------------------------------
      Total Liabilites                                                                             318,830                 122,835
------------------------------------------------------------------------------------------------------------------------------------
      Net Assets                                                                     $             816,868   $             349,108
------------------------------------------------------------------------------------------------------------------------------------
     + Cost of investments                                                                         881,359                 334,493
    ++ Cost of affiliated investments                                                              315,315                 127,083
   +++ Cost of foreign currency                                                                        285                      --
  ++++ Proceeds from securities sold short                                                              --                      --
 +++++ Premiums received/paid                                                                           --                      --
     * Includes market value of securities on loan                                                 294,976                 116,949
NET ASSETS:
      Paid-in Capital -- (unlimited authorization -- no par value)                   $             951,429   $             355,360
      Undistributed (distribution in excess of) net investment income                               (2,218)                     33
      Accumulated net realized gain (loss) on investments, securities sold short,
         option contracts, futures, swaps and foreign currency                                     (64,314)                (14,613)
      Net unrealized appreciation (depreciation) on investments,
         securities sold short, and option contracts                                               (68,205)                  8,076
      Net unrealized appreciation on futures contracts                                                 176                     252
      Net unrealized appreciation on swaps                                                              --                      --
      Net unrealized depreciation on forward foreign currency contracts, foreign currencies and translation of other assets and
         liabilities denominated in foreign currencies                                                  --                      --
------------------------------------------------------------------------------------------------------------------------------------
      Net Assets                                                                     $             816,868   $             349,108
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per Share -- Class A                                 $15.89                  $11.07
                                                                                           ($812,458,430 /         ($349,107,802 /
                                                                                         51,118,429 shares)      31,533,281 shares
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per Share -- Class E                                    N/A                     N/A
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per Share -- Class I                                 $15.61                     N/A
                                                                                             ($4,409,346 /
                                                                                            282,469 shares)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per Share -- Class Y                                    N/A                     N/A
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        179

Statements of Assets and Liabilities ($ Thousands)

March 31, 2008 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                               SMALL/MID CAP            MID-CAP        U.S. MANAGED
                                                                      DIVERSIFIED ALPHA FUND               FUND     VOLATILITY FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments at value+                                               $          130,586   $        162,565*  $         469,812
      Affiliated investment, at value++                                                8,797             24,565              23,847
      Repurchase agreement+                                                               --                 --                  --
      Cash                                                                                --                 10                  33
      Foreign currency, at value+++                                                       --                 --                  --
      Cash collateral on futures                                                          --                 --                  --
      Cash collateral on swaps                                                            --                 --                  --
      Restricted Cash held for Securities Sold Short                                     284                 --                  --
      Receivable for investment securities sold                                        6,087                 --                  --
      Receivable for fund shares sold                                                    203                147                 266
      Dividends and interest receivable                                                  190                215                 663
      Receivable for variation margin                                                    199                 23                  39
      Swap contracts, at value+++++                                                      997                 --                  --
      Receivable for shareholder services fee                                             --                 --                  --
      Unrealized gain on forward foreign currency contracts                               --                 --                  --
      Prepaid Expenses                                                                     1                  3                   5
------------------------------------------------------------------------------------------------------------------------------------
      Total Assets                                                                   147,344            187,528             494,665
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
      Payable upon return on securities loaned                                            --             21,989                  --
      Payable for securities sold short++++                                            7,077                 --                  --
      Payable for investment securities purchased                                     18,828                 --                  --
      Payable for fund shares redeemed                                                    91                228                 264
      Payable to custodian                                                               539                 --                  --
      Payable for variation margin                                                        28                 --                  --
      Margin Call                                                                        630                 --                  --
      Administration fees payable                                                         35                 49                 147
      Investment advisory fees payable                                                    61                 58                 168
      Shareholder servicing fees payable A                                                20                 33                  97
      Shareholder servicing fees payable I                                                --                 --                  --
      Chief Compliance Officer fees payable                                               --                 --                   2
      Overdraft of foreign currency, at value+++                                          61                 --                  --
      Administration servicing fees payable Class I                                       --                 --                  --
      Income distribution payable                                                         --                 --                  --
      Swap contracts, at value+++++                                                       32                 --                  --
      Options written, at value #                                                         --                 --                  --
      Swaptions, written, at value++                                                      --                 --                  --
      Unrealized loss on forward foreign currency contracts                               --                 --                  --
      Accrued expense payable                                                             16                 13                  33
------------------------------------------------------------------------------------------------------------------------------------
      Total Liabilites                                                                27,418             22,370                 711
------------------------------------------------------------------------------------------------------------------------------------
      Net Assets                                                          $          119,926   $        165,158   $         493,954
------------------------------------------------------------------------------------------------------------------------------------
    + Cost of investments and repurchase agreements                                  141,839            172,481             486,080
   ++ Cost of affiliated investments                                                   8,797             24,565              23,847
  +++ Cost of foreign currency                                                            61                 --                  --
 ++++ Proceeds from securities sold short                                              8,395                 --                  --
+++++ Premiums received/paid                                                             486                 --                  --
    # Premiums received                                                                   --                 --                  --
   ++ Premiums received                                                                   --                 --                  --
    * Includes market value of securities on loan                                         --             21,464                  --
NET ASSETS:
      Paid-in Capital -- (unlimited authorization -- no par value)        $          148,587   $        184,251   $         510,222
      Undistributed (distributions in excess) net investment income                     (420)               (99)                 68
      Accumulated net realized loss on investments, securities
        sold short option contracts, futures, swaps, swaptions and
        foreign currency                                                             (19,379)            (9,098)                (13)
      Net unrealized appreciation (depreciation) on investments,
        securities sold short and option contracts                                    (9,935)            (9,916)            (16,268)
      Net unrealized appreciation (depreciation) on futures contracts                    594                 20                 (55)
      Net unrealized appreciation (depreciation) on swaps                                479                 --                  --
      Net unrealized depreciation on swaptions                                            --                 --                  --
      Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of
        other assets and liabilities denominated in foreign
        currencies                                                                        --                 --                  --
------------------------------------------------------------------------------------------------------------------------------------
      Net Assets                                                          $          119,926   $        165,158   $         493,954
------------------------------------------------------------------------------------------------------------------------------------
      Net Asset Value, Offering and Redemption Price
        Per Share -- Class A                                                           $8.09             $17.26              $11.57
                                                                             ($119,903,516 /    ($165,114,083 /     ($493,952,502 /
                                                                           14,820,525 shares)  9,568,799 shares)  42,687,502 shares)
------------------------------------------------------------------------------------------------------------------------------------
      Net Asset Value, Offering and Redemption Price
        Per Share -- Class I                                                           $8.09             $17.26              $11.57
                                                                                  ($22,869 /         ($43,838 /           ($1,349 /
                                                                                2,826 Shares)      2,540 shares)         117 shares)
------------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are $0 or have been rounded to $0.

(1) The Tax-Managed Managed Volatility Fund commenced operations on December 20, 2007.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
180        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

------------------------------------------------------------------------------------------------------------------------------------
                                                                          GLOBAL MANAGED   TAX-MANAGED MANAGED          REAL ESTATE
                                                                         VOLATILITY FUND       VOLATILITY FUND(1)              FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments at value+                                           $          229,624   $            60,793   $          241,253*
      Affiliated investment, at value++                                               --                 3,600              118,120
      Repurchase agreement+                                                           --                    --                   --
      Cash                                                                            --                   170                   --
      Foreign currency, at value+++                                                3,032                    --                   --
      Cash collateral on futures                                                      --                    --                   --
      Cash collateral on swaps                                                        --                    --                   --
      Restricted Cash held for Securities Sold Short                                  --                    --                   --
      Receivable for investment securities sold                                       --                    --                3,463
      Receivable for fund shares sold                                                547                   162                1,328
      Dividends and interest receivable                                            1,008                    99                1,107
      Receivable for variation margin                                                  4                    15                   --
      Swap contracts, at value+++++                                                   --                    --                   --
      Receivable for shareholder services fee                                         --                    --                   --
      Unrealized gain on forward foreign currency contracts                          470                    --                   --
      Prepaid Expenses                                                                 2                    --                    2
------------------------------------------------------------------------------------------------------------------------------------
      Total Assets                                                               234,687                64,839              365,273
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
      Payable upon return on securities loaned                                        --                    --              112,869
      Payable for securities sold short++++                                           --                    --                   --
      Payable for investment securities purchased                                     --                    --                   --
      Payable for fund shares redeemed                                               299                   162                5,035
      Payable to custodian                                                         1,824                    --                   10
      Payable for variation margin                                                    22                    --                   --
      Margin Call                                                                     --                    --                   --
      Administration fees payable                                                     68                    19                   73
      Investment advisory fees payable                                                81                    20                  129
      Shareholder servicing fees payable A                                            49                    13                   39
      Shareholder servicing fees payable I                                            --                    --                   --
      Chief Compliance Officer fees payable                                            1                    --                    1
      Overdraft of foreign currency, at value+++                                      --                    --                   --
      Administration servicing fees payable Class I                                   --                    --                   --
      Income distribution payable                                                     --                    --                   --
      Swap contracts, at value+++++                                                   --                    --                   --
      Options written, at value #                                                     --                    --                   --
      Swaptions, written, at value++                                                  --                    --                   --
      Unrealized loss on forward foreign currency contracts                          225                    --                   --
      Accrued expense payable                                                         44                     2                   20
------------------------------------------------------------------------------------------------------------------------------------
      Total Liabilites                                                             2,613                   216              118,176
------------------------------------------------------------------------------------------------------------------------------------
      Net Assets                                                      $          232,074   $            64,623   $          247,097
------------------------------------------------------------------------------------------------------------------------------------
    + Cost of investments and repurchase agreements                              231,287                63,631              234,965
   ++ Cost of affiliated investments                                                  --                 3,600              118,120
  +++ Cost of foreign currency                                                        --                    --                   --
 ++++ Proceeds from securities sold short                                             --                    --                   --
+++++ Premiums received/paid                                                          --                    --                   --
    # Premiums received                                                               --                    --                   --
   ++ Premiums received                                                               --                    --                   --
    * Includes market value of securities on loan                                     --                    --              110,373
NET ASSETS:
      Paid-in Capital -- (unlimited authorization -- no par value)    $          261,577   $            68,346   $          250,734
      Undistributed (distributions in excess) net investment income               (7,065)                    6                 (378)
      Accumulated net realized loss on investments, securities
        sold short option contracts, futures, swaps, swaptions and
        foreign currency                                                         (21,056)                 (937)              (9,549)
      Net unrealized appreciation (depreciation) on investments,
        securities sold short and option contracts                                (1,663)               (2,838)               6,288
      Net unrealized appreciation (depreciation) on futures contracts                 12                    46                   --
      Net unrealized appreciation (depreciation) on swaps                             --                    --                   --
      Net unrealized depreciation on swaptions                                        --                    --                   --
      Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of
        other assets and liabilities denominated in foreign
        currencies                                                                   269                    --                    2
------------------------------------------------------------------------------------------------------------------------------------
      Net Assets                                                      $          232,074   $            64,623   $          247,097
------------------------------------------------------------------------------------------------------------------------------------
      Net Asset Value, Offering and Redemption Price
        Per Share -- Class A                                                       $9.47                 $9.22               $14.87
                                                                         ($232,064,295 /        ($64,622,969 /      ($247,080,206 /
                                                                       24,499,042 shares)     7,009,295 shares)   16,617,998 shares)
------------------------------------------------------------------------------------------------------------------------------------
      Net Asset Value, Offering and Redemption Price
        Per Share -- Class I                                                       $9.44                   N/A               $14.87
                                                                               ($9,684 /                                 ($16,506 /
                                                                            1,026 shares)                               1,110 share)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                ENHANCED            CORE FIXED           HIGH YIELD
                                                                             INCOME FUND           INCOME FUND            BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments at value+                                           $          354,997   $         4,834,953*  $        1,157,311*
      Affiliated investment, at value++                                           10,100               482,679              189,794
      Repurchase agreement+                                                        2,900               117,400                   --
      Cash                                                                            --                 2,214                   --
      Foreign currency, at value+++                                                   --                     9                   --
      Cash collateral on futures                                                     700                    --                   --
      Cash collateral on swaps                                                       211                    --                   --
      Restricted Cash held for Securities Sold Short                                  --                    --                   --
      Receivable for investment securities sold                                   13,835               343,952               11,648
      Receivable for fund shares sold                                                135                 2,395                  501
      Dividends and interest receivable                                            5,634                32,900               29,731
      Receivable for variation margin                                                 14                 1,489                   --
      Swap contracts, at value+++++                                                   30                    --                   --
      Receivable for shareholder services fee                                         99                    --                   --
      Unrealized gain on forward foreign currency contracts                       10,891                 1,264                   --
      Prepaid Expenses                                                                 5                    52                   --
------------------------------------------------------------------------------------------------------------------------------------
      Total Assets                                                               399,551             5,819,307            1,388,985
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
      Payable upon return on securities loaned                                        --               343,590              167,364
      Payable for securities sold short++++                                           --                    --                   --
      Payable for investment securities purchased                                    879             1,057,602               12,805
      Payable for fund shares redeemed                                               409                 5,216                1,802
      Payable to custodian                                                         7,558                    --                8,462
      Payable for variation margin                                                    51                   606                   --
      Margin Call                                                                     --                 5,220                   --
      Administration fees payable                                                     55                 1,038                  355
      Investment advisory fees payable                                               243                   977                  429
      Shareholder servicing fees payable A                                            --                   338                   78
      Shareholder servicing fees payable I                                            --                     2                   --
      Chief Compliance Officer fees payable                                            1                    --                    3
      Overdraft of foreign currency, at value+++                                      --                    --                   --
      Administration servicing fees payable Class I                                   --                     2                   --
      Income distribution payable                                                     --                   998                  488
      Swap contracts, at value+++++                                                   --                35,237                   --
      Options written, at value #                                                     --                 1,365                   --
      Swaptions, written, at value++                                                  --                 2,362                   --
      Unrealized loss on forward foreign currency contracts                       12,870                 2,295                   --
      Accrued expense payable                                                         44                   424                   51
------------------------------------------------------------------------------------------------------------------------------------
      Total Liabilites                                                            22,110             1,457,272              191,837
------------------------------------------------------------------------------------------------------------------------------------
      Net Assets                                                      $          377,441   $         4,362,035   $        1,197,148
------------------------------------------------------------------------------------------------------------------------------------
    + Cost of investments and repurchase agreements                              411,006             5,040,102            1,293,776
   ++ Cost of affiliated investments                                              10,100               482,679              189,794
  +++ Cost of foreign currency                                                        --                     9                   --
 ++++ Proceeds from securities sold short                                             --                    --                   --
+++++ Premiums received/paid                                                          (1)                   --                   --
    # Premiums received                                                               --                (1,243)                  --
   ++ Premiums received                                                               --                  (719)                  --
    * Includes market value of securities on loan                                     --               324,358              155,243
NET ASSETS:
      Paid-in Capital -- (unlimited authorization -- no par value)    $          455,352   $         4,498,881   $        1,532,525
      Undistributed (distributions in excess) net investment income                2,626                (7,503)                 796
      Accumulated net realized loss on investments, securities
        sold short option contracts, futures, swaps, swaptions and
        foreign currency                                                         (25,160)              (41,655)            (199,708)
      Net unrealized appreciation (depreciation) on investments,
        securities sold short and option contracts                               (53,109)              (87,871)            (136,465)
      Net unrealized appreciation (depreciation) on futures contracts               (319)               13,638                   --
      Net unrealized appreciation (depreciation) on swaps                             31               (10,457)                  --
      Net unrealized depreciation on swaptions                                        --                (1,643)                  --
      Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of
        other assets and liabilities denominated in foreign
        currencies                                                                (1,980)               (1,355)                  --
------------------------------------------------------------------------------------------------------------------------------------
      Net Assets                                                      $          377,441   $         4,362,035   $        1,197,148
------------------------------------------------------------------------------------------------------------------------------------
      Net Asset Value, Offering and Redemption Price
        Per Share -- Class A                                                       $8.70                $10.08                $7.38
                                                                         ($377,430,128 /     ($4,354,287,297 /    ($1,197,151,972 /
                                                                       43,385,429 shares)   431,923,608 shares)  162,214,597 shares)
------------------------------------------------------------------------------------------------------------------------------------
      Net Asset Value, Offering and Redemption Price
        Per Share -- Class I                                                       $8.70                $10.08                $7.38
                                                                              ($10,843 /         ($7,748,042 /           ($34,451 /
                                                                            1,247 shares)       768,829 shares)        4,668 shares)
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        181

Statements of Operations ($ Thousands)

For the six month period ended March 31, 2008 (Unaudited)

--------------------------------------------------------------------------------------------------------------------
                                                                       LARGE CAP       LARGE CAP        TAX-MANAGED
                                                                      VALUE FUND     GROWTH FUND     LARGE CAP FUND
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                                       $      45,600   $      19,196   $         25,273
   Dividends from Affiliated Registered Investment Company*                1,457           1,700              1,543
   Interest Income                                                            74             274                167
   Income from Securities Lending                                            701             510                499
   Less: Foreign Taxes Withheld                                              (25)            (32)               (31)
--------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                                47,807          21,648             27,451
--------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees                                                5,720           6,779              5,454
   Administration Fees                                                     5,720           5,931              4,768
   Shareholder Servicing Fees (A)                                          4,060           4,214              3,403
   Shareholder Servicing Fees (E)                                             --              --                 --
   Shareholder Servicing Fees (I)                                             26              22                 --
   Shareholder Servicing Fees (Y)                                             --              --                  3
   Administration Servicing Fees (I)                                          26              22                 --
   Custodian/Wire Agent Fees                                                 103             102                 80
   Printing Fees                                                              88              91                 72
   Professional Fees                                                          57              66                 46
   Registration Fees                                                          26              25                 14
   Trustee Fees                                                               21              21                 17
   Chief Compliance Officer Fees                                               7               7                  7
   Licensing Fees                                                             --              --                 --
   Dividend Expense                                                           --              --                 --
   Interest Expense on Securities Sold Short                                  --              --                 --
   Other Expenses                                                             35              36                 30
--------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                         15,889          17,316             13,894
--------------------------------------------------------------------------------------------------------------------
   Less: Waiver of:
     Investment Advisory Fees                                             (1,068)           (987)            (1,182)
     Shareholder Servicing Fees (A)                                         (651)         (1,520)              (883)
     Shareholder Servicing Fees (E)                                           --              --                 --
     Shareholder Servicing Fees (I)                                           (4)             (8)                --
     Shareholder Servicing Fees (Y)                                           --              --                 (2)
     Fees Paid Indirectly                                                    (12)           (128)               (44)
--------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                           14,154          14,673             11,783
--------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                     33,653           6,975             15,668
--------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   NET REALIZED GAIN (LOSS) ON:
   Investments                                                            36,400          64,301             (3,622)
   Securities Sold Short                                                      --              --                 --
   Futures Contracts                                                     (11,268)        (12,873)            (9,996)
   Written Options                                                            --              --                 --
   Swap Contracts                                                             --              --                 --
   Foreign Currency Transactions                                              --              --                 --
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments                                                          (627,638)       (453,494)          (386,510)
   Securities Sold Short                                                      --              --                 --
   Futures Contracts                                                         771           1,919               (620)
   Written Options                                                            --              --                 --
   Swap Contracts                                                             --              --                 --
   Foreign Currency and Translation of Other Assets and
     Liabilities Denominated in Foreign Currency                              --              --                 --
--------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                         $    (568,082)  $    (393,172)  $       (385,080)
--------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are $0 or have been rounded to $0.

      *     See Note 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
182        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

-----------------------------------------------------------------------------------------------------------------------
                                                              LARGE CAP DIVERSIFIED         S&P 500          SMALL CAP
                                                                         ALPHA FUND      INDEX FUND         VALUE FUND
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                                  $              12,999   $      16,129   $          7,531
   Dividends from Affiliated Registered Investment Company*                   2,765             766                672
   Interest Income                                                            5,397              47                 49
   Income from Securities Lending                                                --             290                789
   Less: Foreign Taxes Withheld                                                 (28)             --                (18)
-----------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                                   21,133          17,232              9,023
-----------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees                                                   3,152             238              3,296
   Administration Fees                                                        2,758           1,746              1,775
   Shareholder Servicing Fees (A)                                             1,969             787              1,253
   Shareholder Servicing Fees (E)                                                --             116                 --
   Shareholder Servicing Fees (I)                                                 1              13                 14
   Shareholder Servicing Fees (Y)                                                --              --                 --
   Administration Servicing Fees (I)                                              1              13                 14
   Custodian/Wire Agent Fees                                                     53              44                 36
   Printing Fees                                                                 42              41                 28
   Professional Fees                                                             26              39                 27
   Registration Fees                                                              7              17                 14
   Trustee Fees                                                                  10              10                  7
   Chief Compliance Officer Fees                                                  4               8                  2
   Licensing Fees                                                                --              39                 --
   Dividend Expense                                                           2,244              --                 --
   Interest Expense on Securities Sold Short                                    819              --                 --
   Other Expenses                                                                20              17                 13
-----------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                            11,106           3,128              6,479
-----------------------------------------------------------------------------------------------------------------------
   Less: Waiver of:
     Investment Advisory Fees                                                    (1)           (201)                --
     Shareholder Servicing Fees (A)                                            (429)           (332)              (673)
     Shareholder Servicing Fees (E)                                              --            (116)                --
     Shareholder Servicing Fees (I)                                              --              (5)                (8)
     Shareholder Servicing Fees (Y)                                              --              --                 --
     Fees Paid Indirectly                                                        --              --               (132)
-----------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                              10,676           2,474              5,666
-----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                        10,457          14,758              3,357
-----------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   NET REALIZED GAIN (LOSS) ON:
   Investments                                                              (40,546)         30,592            (16,951)
   Securities Sold Short                                                      8,624              --                 --
   Futures Contracts                                                        (44,710)         (4,692)            (4,225)
   Written Options                                                                7              --                 --
   Swap Contracts                                                           (11,535)             --                 --
   Foreign Currency Transactions                                                 (2)             --                 (7)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments                                                             (204,971)       (252,130)          (131,853)
   Securities Sold Short                                                     28,481              --                 --
   Futures Contracts                                                         (5,862)         (1,473)              (118)
   Written Options                                                               35              --                 --
   Swap Contracts                                                             6,803              --                 --
   Foreign Currency and Translation of Other Assets and
     Liabilities Denominated in Foreign Currency                                (49)             --                 --
-----------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                    $            (253,268)  $    (212,945)  $       (149,797)
-----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
                                                                  SMALL CAP       TAX-MANAGED
                                                                GROWTH FUND    SMALL CAP FUND
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                                  $       3,870   $         2,106
   Dividends from Affiliated Registered Investment Company*             404               335
   Interest Income                                                      227                14
   Income from Securities Lending                                     1,243               454
   Less: Foreign Taxes Withheld                                         (86)               (2)
----------------------------------------------------------------------------------------------
   Total Investment Income                                            5,658             2,907
----------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees                                           3,212             1,253
   Administration Fees                                                1,730               675
   Shareholder Servicing Fees (A)                                     1,227               482
   Shareholder Servicing Fees (E)                                        --                --
   Shareholder Servicing Fees (I)                                         8                --
   Shareholder Servicing Fees (Y)                                        --                --
   Administration Servicing Fees (I)                                      8                --
   Custodian/Wire Agent Fees                                             59                12
   Printing Fees                                                         26                10
   Professional Fees                                                     19                 7
   Registration Fees                                                      9                 3
   Trustee Fees                                                           7                 2
   Chief Compliance Officer Fees                                          2                 1
   Licensing Fees                                                        --                --
   Dividend Expense                                                      --                --
   Interest Expense on Securities Sold Short                             --                --
   Other Expenses                                                        13                 9
----------------------------------------------------------------------------------------------
   Total Expenses                                                     6,320             2,454
----------------------------------------------------------------------------------------------
   Less: Waiver of:
     Investment Advisory Fees                                           (28)             (267)
     Shareholder Servicing Fees (A)                                    (716)               (8)
     Shareholder Servicing Fees (E)                                      --                --
     Shareholder Servicing Fees (I)                                      (5)               --
     Shareholder Servicing Fees (Y)                                      --                --
     Fees Paid Indirectly                                               (78)              (40)
----------------------------------------------------------------------------------------------
   Net Expenses                                                       5,493             2,139
----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   165               768
----------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   NET REALIZED GAIN (LOSS) ON:
   Investments                                                      (34,626)           (6,773)
   Securities Sold Short                                                 --                --
   Futures Contracts                                                 (1,084)           (3,139)
   Written Options                                                       --                --
   Swap Contracts                                                        --                --
   Foreign Currency Transactions                                        (61)               --
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments                                                     (191,699)          (61,542)
   Securities Sold Short                                                 --                --
   Futures Contracts                                                   (148)             (203)
   Written Options                                                       --                --
   Swap Contracts                                                        --                --
   Foreign Currency and Translation of Other Assets and
     Liabilities Denominated in Foreign Currency                        (56)               --
----------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                    $    (227,509)  $       (70,889)
----------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        183

Statements of Operations ($ Thousands)

For the six month period ended March 31, 2008 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                        SMALL/MID CAP     MID-CAP      U.S. MANAGED
                                                                               DIVERSIFIED ALPHA FUND        FUND   VOLATILITY FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                                                   $                  758   $   1,209   $         4,230
   Dividends from Affiliated Registered Investment Company*                                       226          75               619
   Interest Income                                                                                578           5                18
   Income from Securities Lending                                                                  --          --                --
   Less: Foreign Taxes Withheld                                                                    (5)         --               (35)
------------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                                                      1,557       1,289             4,832
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees                                                                       472         348             1,799
   Administration Fees                                                                            220         305               968
   Shareholder Servicing Fees (A)                                                                 157         218               692
   Shareholder Servicing Fees (I)                                                                  --          --                --
   Administration Servicing Fees (I)                                                               --          --                --
   Dividend Expense                                                                                83          --                --
   Interest Expense                                                                                50          --                --
   Interest Expense on Securities Sold Short                                                       38          --                --
   Registration Fees                                                                               12           1                 2
   Custodian/Wire Agent Fees                                                                        9           5                18
   Printing Fees                                                                                    4           5                15
   Professional Fees                                                                                2           3                10
   Trustee Fees                                                                                     1           1                 3
   Chief Compliance Officer Fees                                                                   --          --                 1
   Overdraft Fees                                                                                  --          --                --
   Other Expenses                                                                                   8           3                 5
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                               1,056         889             3,513
------------------------------------------------------------------------------------------------------------------------------------
   Less: Waiver of:
      Investment Advisory Fees                                                                    (85)         --              (707)
      Shareholder Servicing Fees (A)                                                              (43)         (7)              (40)
      Shareholder Servicing Fees (I)                                                               --          --                --
      Fees Paid Indirectly                                                                         (1)         --                --
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                                                   927         882             2,766
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                             630         407             2,066
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   NET REALIZED GAIN (LOSS) ON:
   Investments                                                                                 (9,051)     (8,556)            8,371
   Securities Sold Short                                                                        1,054          --                --
   Futures Contracts                                                                           (4,740)       (250)           (1,741)
   Written Options                                                                                  1          --                --
   Swaptions                                                                                       --          --                --
   Swap Contracts                                                                              (5,365)         --                --
   Foreign Currency Transactions                                                                   (1)         --                --
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments                                                                                (11,931)    (17,137)          (64,760)
   Securities Sold Short                                                                          433          --                --
   Futures Contracts                                                                              457         (50)             (784)
   Written Options                                                                                  6          --                --
   Swaptions                                                                                       --          --                --
   Swap Contracts                                                                               1,635          --                --
   Foreign Currency and Translation of Other Assets and
      Liabilities Denominated in Foreign Currency                                                  --          --                --
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                          $              (26,872)  $ (25,586)  $       (56,848)
------------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are $0 or have been rounded to $0.

  *   See Note 3 in Notes to Financial Statements.

(1) The Tax-Managed Managed Volatility Fund commenced operations on December 20, 2007.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
184        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

------------------------------------------------------------------------------------------------------------------------------------
                                                                              GLOBAL MANAGED   TAX-MANAGED MANAGED      REAL ESTATE
                                                                             VOLATILITY FUND       VOLATILITY FUND(1)          FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                                                 $         2,467   $               233      $     2,857
   Dividends from Affiliated Registered Investment Company*                              112                    72              234
   Interest Income                                                                        17                     3               --
   Income from Securities Lending                                                         --                    --              146
   Less: Foreign Taxes Withheld                                                         (132)                   (1)             (13)
------------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                                             2,464                   307            3,224
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees                                                              810                    86              782
   Administration Fees                                                                   436                    47              421
   Shareholder Servicing Fees (A)                                                        311                    33              301
   Shareholder Servicing Fees (I)                                                         --                    --               --
   Administration Servicing Fees (I)                                                      --                    --               --
   Dividend Expense                                                                       --                    --               --
   Interest Expense                                                                       --                    --               --
   Interest Expense on Securities Sold Short                                              --                    --               --
   Registration Fees                                                                       1                    --                1
   Custodian/Wire Agent Fees                                                              48                    --                9
   Printing Fees                                                                           7                     1                6
   Professional Fees                                                                       5                     1                4
   Trustee Fees                                                                            2                    --                1
   Chief Compliance Officer Fees                                                           1                     1               --
   Overdraft Fees                                                                          5                    --               --
   Other Expenses                                                                         19                    --                2
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                      1,645                   169            1,527
------------------------------------------------------------------------------------------------------------------------------------
   Less: Waiver of:
      Investment Advisory Fees                                                          (261)                  (35)             (41)
      Shareholder Servicing Fees (A)                                                      --                    (1)            (131)
      Shareholder Servicing Fees (I)                                                      --                    --               --
      Fees Paid Indirectly                                                                --                    --              (15)
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                                        1,384                   133            1,340
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                  1,080                   174            1,884
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   NET REALIZED GAIN (LOSS) ON:
   Investments                                                                        (4,273)                 (121)          (1,485)
   Securities Sold Short                                                                  --                    --               --
   Futures Contracts                                                                  (1,462)                 (816)              --
   Written Options                                                                        --                    --               --
   Swaptions                                                                              --                    --               --
   Swap Contracts                                                                         --                    --               --
   Foreign Currency Transactions                                                     (13,745)                   --               (7)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments                                                                       (16,025)               (2,838)         (25,401)
   Securities Sold Short                                                                  --                    --               --
   Futures Contracts                                                                    (251)                   46               --
   Written Options                                                                        --                    --               --
   Swaptions                                                                              --                    --               --
   Swap Contracts                                                                         --                    --               --
   Foreign Currency and Translation of Other Assets and
      Liabilities Denominated in Foreign Currency                                        747                    --                1
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                        $       (33,929)  $            (3,555)     $   (25,008)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                ENHANCED    CORE FIXED   HIGH YIELD
                                                                                             INCOME FUND   INCOME FUND    BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                                                                 $        30   $        56   $    3,726
   Dividends from Affiliated Registered Investment Company*                                          562         1,750        1,323
   Interest Income                                                                                17,243       123,414       51,096
   Income from Securities Lending                                                                     --         1,859          666
   Less: Foreign Taxes Withheld                                                                       (5)          (22)         (13)
------------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                                                        17,830       127,057       56,798
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees                                                                        1,068         6,194        3,077
   Administration Fees                                                                               935         6,306        2,209
   Shareholder Servicing Fees (A)                                                                    668         5,618        1,578
   Shareholder Servicing Fees (I)                                                                     --            13           --
   Administration Servicing Fees (I)                                                                  --            13           --
   Dividend Expense                                                                                   --            --           --
   Interest Expense                                                                                   --             6           --
   Interest Expense on Securities Sold Short                                                          --            --           --
   Registration Fees                                                                                   2            28           13
   Custodian/Wire Agent Fees                                                                          22           150           35
   Printing Fees                                                                                      16           120           36
   Professional Fees                                                                                  10            80           28
   Trustee Fees                                                                                        4            28            8
   Chief Compliance Officer Fees                                                                       2            10            4
   Overdraft Fees                                                                                     --            --           --
   Other Expenses                                                                                     43           352           81
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                                  2,770        18,918        7,069
------------------------------------------------------------------------------------------------------------------------------------
   Less: Waiver of:
      Investment Advisory Fees                                                                      (399)         (286)        (419)
      Shareholder Servicing Fees (A)                                                                (767)       (4,022)      (1,190)
      Shareholder Servicing Fees (I)                                                                  --            (9)          --
      Fees Paid Indirectly                                                                            --            --           --
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                                                    1,604        14,601        5,460
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                             16,226       112,456       51,338
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   NET REALIZED GAIN (LOSS) ON:
   Investments                                                                                   (12,267)       64,591      (20,888)
   Securities Sold Short                                                                              --            --           --
   Futures Contracts                                                                              (6,282)       10,892           --
   Written Options                                                                                    --         3,759           --
   Swaptions                                                                                          --           927           --
   Swap Contracts                                                                                   (119)      (52,270)          --
   Foreign Currency Transactions                                                                  (3,155)          349           --
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments                                                                                   (38,139)      (81,855)    (106,937)
   Securities Sold Short                                                                              --            --           --
   Futures Contracts                                                                                (210)        9,070           --
   Written Options                                                                                    --          (245)          --
   Swaptions                                                                                          --          (993)          --
   Swap Contracts                                                                                  1,340          (602)          --
   Foreign Currency and Translation of Other Assets and
      Liabilities Denominated in Foreign Currency                                                    156        (1,348)          --
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                        $   (42,450)  $    64,731   $  (76,487)
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        185

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended March 31, 2008 (Unaudited) and the year ended September 30, 2007

-------------------------------------------------------------------------------------------------------------------------------
                                                          LARGE CAP                 LARGE CAP                TAX-MANAGED
                                                         VALUE FUND                GROWTH FUND             LARGE CAP FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                      10/1/07      10/1/06      10/1/07      10/1/06      10/1/07      10/1/06
                                                   to 3/31/08   to 9/30/07   to 3/31/08   to 9/30/07   to 3/31/08   to 9/30/07
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income (Loss)                   $    33,653  $    65,244  $     6,975  $     9,091  $    15,668  $    27,256
   Net Realized Gain (Loss) from Investments,
     Securities Sold Short, Futures Contracts,
     Written Options and Swap Contracts                25,132      387,608       51,428      235,321      (13,618)     135,641
   Net Realized Loss on Foreign Currency
     Transactions                                          --           --           --           --           --           --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments, Securities
     Sold Short, Futures Contracts, Written
     Options and Swap Contracts                      (626,867)      40,982     (451,575)     372,559     (387,130)     250,631
   Net Change in Unrealized Appreciation
     (Depreciation) on Foreign Currency and
     Translation of Other Assets and Liabilities
     Denominated in Foreign Currency                       --           --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
     from Operations                                 (568,082)     493,834     (393,172)     616,971     (385,080)     413,528
-------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
     Class A                                          (47,386)     (65,236)      (9,268)      (7,660)     (22,419)     (25,173)
     Class E                                               --           --           --           --           --           --
     Class I                                             (264)        (491)         (13)          (5)          --           --
     Class Y                                               --           --           --           --          (37)         (48)
   Net Realized Gains:
     Class A                                         (308,944)    (341,377)          --           --           --           --
     Class E                                               --           --           --           --           --           --
     Class I                                           (2,094)      (2,981)          --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                 (358,688)    (410,085)      (9,281)      (7,665)     (22,456)     (25,221)
-------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Proceeds from Shares Issued                      361,639      539,733      347,880      541,381      280,675      517,527
     Reinvestment of Dividends & Distributions        333,007      380,665        8,807        7,269       21,075       23,768
     Cost of Shares Redeemed                         (487,201)  (1,149,311)    (572,077)    (917,952)    (289,013)    (409,521)
-------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                        207,445     (228,913)    (215,390)    (369,302)      12,737      131,774
-------------------------------------------------------------------------------------------------------------------------------
   Class E:
     Proceeds from Shares Issued                           --           --           --           --           --           --
     Reinvestment of Dividends & Distributions             --           --           --           --           --           --
     Cost of Shares Redeemed                               --           --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Derived
     from Class E Transactions                             --           --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
   Class I:
     Proceeds from Shares Issued                        3,340       11,017        3,134        7,267           --           --
     Reinvestment of Dividends & Distributions          2,312        3,446           13            5           --           --
     Cost of Shares Redeemed                          (15,294)     (17,516)     (16,398)     (14,646)          --           --
-------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class I Transactions                         (9,642)      (3,053)     (13,251)      (7,374)          --           --
-------------------------------------------------------------------------------------------------------------------------------
   Class Y:
     Proceeds from Shares Issued                           --           --           --           --           14           97
     Reinvestment of Dividends & Distributions             --           --           --           --           37           47
     Cost of Shares Redeemed                               --           --           --           --         (233)        (713)
-------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Derived
     from Class Y Transactions                             --           --           --           --         (182)        (569)
-------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions                  197,803     (231,966)    (228,641)    (376,676)      12,555      131,205
-------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets             (728,967)    (148,217)    (631,094)     232,630     (394,981)     519,512
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR/PERIOD                         3,645,192    3,793,409    3,648,159    3,415,529    2,897,577    2,378,065
-------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR/PERIOD                             $ 2,916,225  $ 3,645,192  $ 3,017,065  $ 3,648,159  $ 2,502,596  $ 2,897,577
-------------------------------------------------------------------------------------------------------------------------------
   UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
     NET INVESTMENT INCOME INCLUDED IN
     NET ASSETS AT PERIOD END                     $       946  $    14,943  $        29  $     2,335  $       (40) $     6,748
-------------------------------------------------------------------------------------------------------------------------------

(1)   See Note 4 in Notes to Financial Statements for additional information.

(2) For the six months ended September 30, 2007. Effective September 14, 2007, the Fund's fiscal year end changed from March 31 to September 30.

(3) On September 14, 2007, the SEI Institutional Managed Trust acquired the assets of the SEI S&P 500 Index Fund in a tax-free reorganization.

(4)   For the year ended March 31.

(5) Includes realized gain of $4,368 ($ Thousands) due to in-kind redemptions (see Note 9).

(6) Includes realized gain of $2,168 ($ Thousands) due to in-kind redemptions (see Note 9).

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
186        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

---------------------------------------------------------------------------------------------------------------------------------
                                                     LARGE CAP DIVERSIFIED                        S&P 500
                                                           ALPHA FUND                          INDEX FUND(3)
---------------------------------------------------------------------------------------------------------------------------------
                                                       10/1/07       10/1/06       10/1/07           4/1/07             4/1/06
                                                    to 3/31/08    to 9/30/07    to 3/31/08       to 9/30/07(2)      to 3/31/07(4)
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income (Loss)                    $    10,457   $    16,920   $    14,758    $      14,373      $      33,720
   Net Realized Gain (Loss) from Investments,
     Securities Sold Short, Futures Contracts,
     Written Options and Swap Contracts                (88,160)       59,820        25,900           72,082             26,839(5)
   Net Realized Loss on Foreign Currency
     Transactions                                           (2)           (1)           --               --                 --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments, Securities
     Sold Short, Futures Contracts, Written
     Options and Swap Contracts                       (175,514)      108,322      (253,603)          58,964            144,755
   Net Change in Unrealized Appreciation
     (Depreciation) on Foreign Currency and
     Translation of Other Assets and Liabilities
     Denominated in Foreign Currency                       (49)            1            --               --                 --
---------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
     from Operations                                  (253,268)      185,062      (212,945)         145,419            205,314
---------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
     Class A                                           (15,279)      (15,519)       (8,115)          (2,463)           (10,300)
     Class E                                                --            --       (13,710)          (4,424)           (23,648)
     Class I                                                (4)           (2)         (118)             (50)              (200)
     Class Y                                                --            --            --               --                 --
   Net Realized Gains:
     Class A                                           (63,042)       (7,983)      (31,110)              --             (8,617)
     Class E                                                --            --       (51,009)              --            (17,342)
     Class I                                               (19)           --          (592)              --               (200)
---------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                   (78,344)      (23,504)     (104,654)          (6,937)           (60,307)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Proceeds from Shares Issued                       256,668       731,868       120,864           54,359             99,732
     Reinvestment of Dividends & Distributions          77,788        23,418        37,259            2,336             18,041
     Cost of Shares Redeemed                          (192,023)     (344,582)     (144,861)         (76,635)          (155,992)
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                         142,433       410,704        13,262          (19,940)           (38,219)
---------------------------------------------------------------------------------------------------------------------------------
   Class E:
     Proceeds from Shares Issued                            --            --        25,355           61,905            109,388
     Reinvestment of Dividends & Distributions              --            --        59,163            3,942             36,859
     Cost of Shares Redeemed                                --            --       (86,620)        (209,444)          (802,024)(8)
---------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Derived
     from Class E Transactions                              --            --        (2,102)        (143,597)          (655,777)
---------------------------------------------------------------------------------------------------------------------------------
   Class I:
     Proceeds from Shares Issued                            25           758         1,865            2,533              4,846
     Reinvestment of Dividends & Distributions              23             3           710               50                400
     Cost of Shares Redeemed                               (23)         (304)       (6,522)          (4,795)            (5,071)
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class I Transactions                              25           457        (3,947)          (2,212)               175
---------------------------------------------------------------------------------------------------------------------------------
   Class Y:
     Proceeds from Shares Issued                            --            --            --               --                 --
     Reinvestment of Dividends & Distributions              --            --            --               --                 --
     Cost of Shares Redeemed                                --            --            --               --                 --
---------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Derived
     from Class Y Transactions                              --            --            --               --                 --
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions                   142,458       411,161         7,213         (165,749)          (693,821)
---------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets              (189,154)      572,719      (310,386)         (27,267)          (548,814)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR/PERIOD                          1,654,841     1,082,122     1,736,166        1,763,433          2,312,247
---------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR/PERIOD                              $ 1,465,687   $ 1,654,841   $ 1,425,780    $   1,736,166      $   1,763,433
---------------------------------------------------------------------------------------------------------------------------------
   UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
     NET INVESTMENT INCOME INCLUDED IN
     NET ASSETS AT PERIOD END                      $      (276)  $     4,550   $       359    $       7,544      $          --
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                           SMALL CAP                      SMALL CAP
                                                           VALUE FUND                    GROWTH FUND
--------------------------------------------------------------------------------------------------------------
                                                       10/1/07       10/1/06          10/1/07       10/1/06
                                                    to 3/31/08    to 9/30/07       to 3/31/08    to 9/30/07
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income (Loss)                    $     3,357   $     2,232      $       165   $    (5,052)
   Net Realized Gain (Loss) from Investments,
     Securities Sold Short, Futures Contracts,
     Written Options and Swap Contracts                (21,176)      161,341(6)       (35,710)      117,347(7)
   Net Realized Loss on Foreign Currency
     Transactions                                           (7)           (4)             (61)         (293)
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments, Securities
     Sold Short, Futures Contracts, Written
     Options and Swap Contracts                       (131,971)      (39,729)        (191,847)       79,583
   Net Change in Unrealized Appreciation
     (Depreciation) on Foreign Currency and
     Translation of Other Assets and Liabilities
     Denominated in Foreign Currency                        --            --              (56)           56
--------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
     from Operations                                  (149,797)      123,840         (227,509)      191,641
--------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
     Class A                                            (1,876)       (7,396)            (728)           --
     Class E                                                --            --               --            --
     Class I                                               (14)          (67)              --            --
     Class Y                                                --            --               --            --
   Net Realized Gains:
     Class A                                          (136,351)     (112,541)         (85,670)           --
     Class E                                                --            --               --            --
     Class I                                            (1,639)       (1,420)            (580)           --
--------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                  (139,880)     (121,424)         (86,978)           --
--------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Proceeds from Shares Issued                       164,797       252,503           94,093       268,659
     Reinvestment of Dividends & Distributions         132,042       114,441           82,910            --
     Cost of Shares Redeemed                          (193,376)     (407,378)(8)     (206,204)     (415,459)(8)
--------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                         103,463       (40,434)         (29,201)     (146,800)
--------------------------------------------------------------------------------------------------------------
   Class E:
     Proceeds from Shares Issued                            --            --               --            --
     Reinvestment of Dividends & Distributions              --            --               --            --
     Cost of Shares Redeemed                                --            --               --            --
--------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Derived
     from Class E Transactions                              --            --               --            --
--------------------------------------------------------------------------------------------------------------
   Class I:
     Proceeds from Shares Issued                         4,284         6,715            1,245         3,906
     Reinvestment of Dividends & Distributions           1,639         1,479              573            --
     Cost of Shares Redeemed                            (7,662)       (8,531)          (4,585)       (8,663)
--------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class I Transactions                          (1,739)         (337)          (2,767)       (4,757)
--------------------------------------------------------------------------------------------------------------
   Class Y:
     Proceeds from Shares Issued                            --            --               --            --
     Reinvestment of Dividends & Distributions              --            --               --            --
     Cost of Shares Redeemed                                --            --               --            --
--------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Derived
     from Class Y Transactions                              --            --               --            --
--------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions                   101,724       (40,771)         (31,968)     (151,557)
--------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets              (187,953)      (38,355)        (346,455)       40,084
--------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR/PERIOD                          1,136,116     1,174,471        1,163,323     1,123,239
--------------------------------------------------------------------------------------------------------------
   END OF YEAR/PERIOD                              $   948,163   $ 1,136,116      $   816,868   $ 1,163,323
--------------------------------------------------------------------------------------------------------------
   UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
     NET INVESTMENT INCOME INCLUDED IN
     NET ASSETS AT PERIOD END                      $       569   $      (898)     $    (2,218)  $    (1,655)
--------------------------------------------------------------------------------------------------------------

(7) Includes realized loss of $4,305 ($ Thousands) due to in-kind redemptions (see Note 9).

(8)   Includes redemption as a result of an in-kind transfer of securities (see
      Note 9).

Amounts designated as "--" are $0 or have been rounded to $0.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        187

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended March 31, 2008 (Unaudited) and the year ended September 30, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                                           TAX-MANAGED               SMALL/MID CAP
                                                          SMALL CAP FUND       DIVERSIFIED ALPHA FUND(2)          MID-CAP FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                        10/1/07      10/1/06      10/1/07     12/20/06         10/1/07      10/1/06
                                                     to 3/31/08   to 9/30/07   to 3/31/08   to 9/30/07      to 3/31/08   to 9/30/07
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                             $      768   $    1,175   $      630   $    1,017      $      407   $      430
   Net Realized Gain (Loss) from Investments,
      Securities Sold Short, Futures Contracts
      and Swap Contracts                                 (9,912)      25,492      (18,101)      (1,562)         (8,806)      22,196
   Net Realized Loss on Foreign Currency
      Transactions                                           --           --           (1)          (4)             --           --
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments, Securities
      Sold Short, Futures Contracts, Written
      Options and Swap Contracts                        (61,745)      25,122       (9,400)         538         (17,187)        (581)
   Net Change in Unrealized Appreciation
      (Depreciation) on Foreign Currency and
      Translation of Other Assets and Liabilities
      Denominated in Foreign Currency                        --           --           --           --              --           --
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
      from Operations                                   (70,889)      51,789      (26,872)         (11)        (25,586)      22,045
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                                 (820)      (1,517)      (1,079)        (699)           (544)        (641)
   Net Realized Gains:
   Class A                                              (23,726)     (23,058)          --           --         (16,926)      (6,793)
   Class I                                                   --           --           --           --             (18)          --
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                    (24,546)     (24,575)      (1,079)        (699)        (17,488)      (7,434)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Class A:
   Proceeds from Shares Issued                           64,458      110,154       30,422      139,849          49,052      161,788
   Reinvestment of Dividends & Distributions             22,858       22,918        1,071          698          16,112        6,259
   Cost of Shares Redeemed                              (59,718)     (57,674)     (14,347)      (9,130)        (40,304)     (89,579)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
      from Class A Transactions                          27,598       75,398       17,146      131,417          24,860       78,468
------------------------------------------------------------------------------------------------------------------------------------
   Class I:
   Proceeds from Shares Issued                               --           --           24           --             195           --
   Reinvestment of Dividends & Distributions                 --           --           --           --              18           --
   Cost of Shares Redeemed                                   --           --           --           --            (128)          --
------------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
      from Class I Transactions                              --           --           24           --              85           --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
      from Capital Share Transactions                    27,598       75,398       17,170      131,417          24,945       78,468
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                (67,837)     102,612      (10,781)     130,707         (18,129)      93,079
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR/PERIOD                             416,945      314,333      130,707           --         183,287       90,208
------------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR/PERIOD                                $  349,108   $  416,945   $  119,926   $  130,707      $  165,158   $  183,287
------------------------------------------------------------------------------------------------------------------------------------
   UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
      NET INVESTMENT INCOME INCLUDED IN
      NET ASSETS AT PERIOD END                       $       33   $       85   $     (420)  $       29      $      (99)  $       38
------------------------------------------------------------------------------------------------------------------------------------

(1)   See Note 4 in Notes to Financial Statements for additional information.

(2) The Small/Mid Cap Diversified Alpha Fund commenced operations on December 20, 2006.

(3) The Tax-Managed Managed Volatility Fund commenced operations on December 20, 2007.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
188       SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

-------------------------------------------------------------------------------------------------------
                                                           U.S. MANAGED             GLOBAL MANAGED
                                                         VOLATILITY FUND           VOLATILITY FUND
-------------------------------------------------------------------------------------------------------
                                                        10/1/07      10/1/06      10/1/07      10/1/06
                                                     to 3/31/08   to 9/30/07   to 3/31/08   to 9/30/07
-------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                             $    2,066   $    5,264   $    1,080   $    3,057
   Net Realized Gain (Loss) from Investments,
      Securities Sold Short, Futures Contracts
      and Swap Contracts                                  6,630        0,239       (5,735)       4,915
   Net Realized Loss on Foreign Currency
      Transactions                                           --           --      (13,745)      (7,134)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments, Securities
      Sold Short, Futures Contracts, Written
      Options and Swap Contracts                        (65,544)      32,661      (16,276)      12,452
   Net Change in Unrealized Appreciation
      (Depreciation) on Foreign Currency and
      Translation of Other Assets and Liabilities
      Denominated in Foreign Currency                        --           --          747         (743)
-------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
      from Operations                                   (56,848)      58,164      (33,929)      12,547
-------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                               (2,942)      (4,993)      (4,301)      (1,567)
   Net Realized Gains:
   Class A                                              (22,450)      (8,410)      (3,779)        (675)
   Class I                                                   --           --           --           --
-------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                    (25,392)     (13,403)      (8,080)      (2,242)
-------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Class A:
   Proceeds from Shares Issued                          141,601      364,416       66,625      225,851
   Reinvestment of Dividends & Distributions             24,629       13,136        7,898        2,217
   Cost of Shares Redeemed                             (175,895)    (139,978)     (76,198)     (57,576)
-------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
      from Class A Transactions                          (9,665)     237,574       (1,675)     170,492
-------------------------------------------------------------------------------------------------------
   Class I:
   Proceeds from Shares Issued                                2            1           10            1
   Reinvestment of Dividends & Distributions                 --           --           --           --
   Cost of Shares Redeemed                                   (2)          --           (1)          --
-------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
      from Class I Transactions                              --            1            9            1
-------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
      from Capital Share Transactions                    (9,665)     237,575       (1,666)     170,493
-------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                (91,905)     282,336      (43,675)     180,798
-------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR/PERIOD                             585,859      303,523      275,749       94,951
-------------------------------------------------------------------------------------------------------
   END OF YEAR/PERIOD                                $  493,954   $  585,859   $  232,074   $  275,749
-------------------------------------------------------------------------------------------------------
   UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
      NET INVESTMENT INCOME INCLUDED IN
      NET ASSETS AT PERIOD END                       $       68   $      944   $   (7,065)  $   (3,844)
-------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                                     TAX-MANAGED MANAGED         REAL ESTATE
                                                      VOLATILITY FUND(3)             FUND
---------------------------------------------------------------------------------------------------
                                                            12/20/07          10/1/07      10/1/06
                                                          to 3/31/08       to 3/31/08   to 9/30/07
---------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                  $      174       $    1,884   $    3,646
   Net Realized Gain (Loss) from Investments,
      Securities Sold Short, Futures Contracts
      and Swap Contracts                                        (937)          (1,485)      12,360
   Net Realized Loss on Foreign Currency
      Transactions                                                --               (7)          (4)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments, Securities
      Sold Short, Futures Contracts, Written
      Options and Swap Contracts                              (2,792)         (25,401)      (5,812)
   Net Change in Unrealized Appreciation
      (Depreciation) on Foreign Currency and
      Translation of Other Assets and Liabilities
      Denominated in Foreign Currency                             --                1            1
---------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
      from Operations                                         (3,555)         (25,008)      10,191
---------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                                      (168)          (4,780)      (4,265)
   Net Realized Gains:
   Class A                                                        --          (15,877)     (10,114)
   Class I                                                        --               (1)          --
---------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                            (168)         (20,658)     (14,379)
---------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Class A:
   Proceeds from Shares Issued                                73,592           98,848      202,514
   Reinvestment of Dividends & Distributions                     150           19,889       13,799
   Cost of Shares Redeemed                                    (5,396)         (70,982)    (159,808)
---------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
      from Class A Transactions                               68,346           47,755       56,505
---------------------------------------------------------------------------------------------------
   Class I:
   Proceeds from Shares Issued                                    --               19           --
   Reinvestment of Dividends & Distributions                      --                1           --
   Cost of Shares Redeemed                                        --               (3)          --
---------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
      from Class I Transactions                                   --               17           --
---------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
      from Capital Share Transactions                         68,346           47,772       56,505
---------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                      64,623            2,106       52,317
---------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR/PERIOD                                       --          244,991      192,674
---------------------------------------------------------------------------------------------------
   END OF YEAR/PERIOD                                     $   64,623        $ 247,097   $  244,991
---------------------------------------------------------------------------------------------------
   UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
      NET INVESTMENT INCOME INCLUDED IN
      NET ASSETS AT PERIOD END                            $        6       $     (378)  $    2,518
---------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        189

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended March 31, 2008 (Unaudited) and the year ended September 30, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                                          ENHANCED                CORE FIXED                  HIGH YIELD
                                                         INCOME FUND              INCOME FUND                  BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                     10/1/07       10/1/06       10/1/07       10/1/06       10/1/07       10/1/06
                                                  to 3/31/08    to 9/30/07    to 3/31/08    to 9/30/07    to 3/31/08    to 9/30/07
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                          $   16,226   $    27,282   $   112,456   $   214,085   $    51,338   $    92,638
   Net Realized Gain (Loss) on Investments,
     Futures Contracts, Written Options,
     Swaptions and Swap Contracts                    (18,668)       (3,742)       27,899        (2,410)      (20,888)        7,250
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                     (3,155)        2,747           349            --            --            --
   Net Change in Unrealized Depreciation
     on Investments, Futures Contracts,
     Written Options, and Swap Contracts             (37,009)      (16,515)      (74,625)      (37,572)     (106,937)      (26,071)
   Net Change in Unrealized Appreciation
     (Depreciation) on Foreign Currency and
     Translation of Other Assets and
     Liabilities Denominated in Foreign Currency         156        (2,542)       (1,348)          417            --            --
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from
     Operations                                      (42,450)        7,230        64,731       174,520       (76,487)       73,817
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
     Class A                                         (23,439)      (21,572)     (113,443)     (214,787)      (51,165)      (93,629)
     Class I                                              --            --          (243)         (635)           (1)           --
   Net Realized Gains:
     Class A                                              --            --            --            --       (15,203)           --
-----------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                 (23,439)      (21,572)     (113,686)     (215,422)      (66,369)      (93,629)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Proceeds from Shares Issued                     134,127       610,800       527,948     1,187,007       334,103       504,196
     Reinvestment of Dividends & Distributions        22,589        21,073       107,360       203,045        62,524        86,274
     Cost of Shares Redeemed                        (334,328)     (232,582)     (832,741)   (1,041,969)     (304,273)     (391,756)
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                      (177,612)      399,291      (197,433)      348,083        92,354       198,714
-----------------------------------------------------------------------------------------------------------------------------------
   Class I:
     Proceeds from Shares Issued                           1            12         3,667         6,866            37            --
     Reinvestment of Dividends & Distributions            --            --           232           636             1            --
     Cost of Shares Redeemed                              (1)           --        (8,995)       (8,508)           (1)           --
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class I Transactions                            --            12        (5,096)       (1,006)           37            --
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions                (177,612)      399,303      (202,529)      347,077        92,391       198,714
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets            (243,501)      384,961      (251,484)      306,175       (50,465)      178,902
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR/PERIOD                          620,942       235,981     4,613,519     4,307,344     1,247,613     1,068,711
-----------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR/PERIOD                             $  377,441   $   620,942   $ 4,362,035   $ 4,613,519   $ 1,197,148   $ 1,247,613
-----------------------------------------------------------------------------------------------------------------------------------
   UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
     NET INVESTMENT INCOME INCLUDED IN
     NET ASSETS AT PERIOD END                     $    2,626   $     9,839   $    (7,503)  $    (6,273)  $       796   $       624
-----------------------------------------------------------------------------------------------------------------------------------

(1) See Note 4 in the Notes to Financial Statements for additional information.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
190        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

Financial Highlights

For the period ended March 31, 2008 (Unaudited) and the years ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods

------------------------------------------------------------------------------------------------------------------------------
                                                 Net
                                            Realized
                                                 and                               Distributions                        Total
               Net Asset          Net     Unrealized                   Dividends            from                   Dividends,
                  Value,   Investment          Gains                    from Net        Realized                Distributions
               Beginning       Income    (Losses) on     Total from   Investment         Capital       Return      and Return
               of Period       (Loss)     Securities     Operations       Income           Gains   of Capital      of Capital
------------------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE FUND
Class A
   2008*   $       23.97   $     0.21(1)  $    (3.73)(1) $    (3.52)  $    (0.30)  $       (2.07)  $       --   $       (2.37)
   2007            23.54         0.41(1)        2.69(1)        3.10        (0.41)          (2.26)          --           (2.67)
   2006            22.45         0.37(1)        2.41(1)        2.78        (0.37)          (1.32)          --           (1.69)
   2005            19.80         0.35(1)        2.76(1)        3.11        (0.34)          (0.12)          --           (0.46)
   2004            16.81         0.30(1)        2.99(1)        3.29        (0.30)             --           --           (0.30)
   2003            13.94         0.25(1)        2.86(1)        3.11        (0.24)             --           --           (0.24)
Class I
   2008*   $       23.95   $     0.19(1)  $    (3.74)(1) $    (3.55)  $    (0.26)  $       (2.07)  $       --   $       (2.33)
   2007            23.52         0.35(1)        2.69(1)        3.04        (0.35)          (2.26)          --           (2.61)
   2006            22.43         0.31(1)        2.42(1)        2.73        (0.32)          (1.32)          --           (1.64)
   2005            19.78         0.29(1)        2.77(1)        3.06        (0.29)          (0.12)          --           (0.41)
   2004            16.80         0.25(1)        2.98(1)        3.23        (0.25)             --           --           (0.25)
   2003            13.94         0.21(1)        2.86(1)        3.07        (0.21)             --           --           (0.21)
LARGE CAP GROWTH FUND
Class A
   2008*   $       23.74   $     0.05(1)  $    (2.68)(1) $    (2.63)  $    (0.06)  $          --   $       --   $       (0.06)
   2007            19.95         0.06(1)        3.78(1)        3.84        (0.05)             --           --           (0.05)
   2006            19.23         0.04(1)        0.71(1)        0.75        (0.03)             --           --           (0.03)
   2005            17.13         0.09(1)        2.09(1)        2.18        (0.08)             --           --           (0.08)
   2004            15.77        (0.01)(1)       1.37(1)        1.36           --              --           --              --
   2003            12.97           --(1)        2.81(1)        2.81           --              --        (0.01)          (0.01)
Class I
   2008*   $       23.48   $     0.02(1)  $    (2.64)(1) $    (2.62)  $    (0.02)  $          --   $       --   $       (0.02)
   2007            19.75           --**(1)      3.73(1)        3.73           --**            --           --              --
   2006            19.04        (0.01)(1)       0.72(1)        0.71           --              --           --              --
   2005            17.00         0.04(1)        2.07(1)        2.11        (0.07)             --           --           (0.07)
   2004            15.68        (0.05)(1)       1.37(1)        1.32           --              --           --              --
   2003            12.92        (0.03)(1)       2.79(1)        2.76           --**            --           --              --**
TAX-MANAGED LARGE CAP FUND
Class A
   2008*   $       14.70   $     0.08(1)  $    (2.00)(1) $    (1.92)  $    (0.11)  $          --   $       --   $       (0.11)
   2007            12.68         0.14(1)        2.01(1)        2.15        (0.13)             --           --           (0.13)
   2006            11.78         0.11(1)        0.90(1)        1.01        (0.11)             --           --           (0.11)
   2005            10.41         0.12(1)        1.37(1)        1.49        (0.12)             --           --           (0.12)
   2004             9.20         0.08(1)        1.21(1)        1.29        (0.08)             --           --           (0.08)
   2003             7.50         0.08(1)        1.70(1)        1.78        (0.08)             --           --           (0.08)
Class Y
   2008*   $       14.87   $     0.10(1)  $    (2.02)(1) $    (1.92)  $    (0.12)  $          --   $       --   $       (0.12)
   2007            12.79         0.18(1)        2.04(1)        2.22        (0.14)             --           --           (0.14)
   2006            11.86         0.15(1)        0.89(1)        1.04        (0.11)             --           --           (0.11)
   2005            10.45         0.16(1)        1.38(1)        1.54        (0.13)             --           --           (0.13)
   2004             9.21         0.12(1)        1.20(1)        1.32        (0.08)             --           --           (0.08)
   2003             7.50         0.10(1)        1.71(1)        1.81        (0.10)             --           --           (0.10)
LARGE CAP DIVERSIFIED ALPHA FUND
Class A
   2008*   $       11.78   $     0.07(1)  $    (1.76)(1) $    (1.69)  $    (0.10)  $       (0.44)  $       --   $       (0.54)
   2007            10.38         0.14(1)        1.47(1)        1.61        (0.13)          (0.08)          --           (0.21)
   2006(2)         10.00         0.10(1)        0.34(1)        0.44        (0.06)             --           --           (0.06)
Class I
   2008*   $       11.78   $     0.06(1)  $    (1.77)(1) $    (1.71)  $    (0.08)  $       (0.44)  $       --   $       (0.52)
   2007            10.38         0.11(1)        1.48(1)        1.59        (0.11)          (0.08)          --           (0.19)
   2006(3)         10.28         0.01(1)        0.09(1)        0.10           --              --           --              --

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Ratio of
                                                                                Ratio of         Expenses
                                                                                Expenses       to Average  Ratio of Net
                                                                              to Average       Net Assets    Investment
                                                                Ratio of      Net Assets       (Excluding        Income
                        Net Asset                Net Assets     Expenses      (Excluding        Fees Paid        (Loss)  Portfolio
                       Value, End     Total   End of Period   to Average       Fees Paid       Indirectly    to Average   Turnover
                        of Period   Return+    ($Thousands)   Net Assets     Indirectly)     and Waivers)    Net Assets      Rate+
-----------------------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE FUND
Class A
   2008*               $    18.08    (15.75)% $   2,902,980         0.87%           0.87%            0.97%         2.06%        22%
   2007                     23.97     13.91       3,616,120         0.86            0.86             0.97          1.74         36
   2006                     23.54     13.42       3,762,101         0.86            0.87             0.97          1.67         58
   2005                     22.45     15.87       4,230,717         0.86            0.86             0.97          1.63         44
   2004                     19.80     19.66       4,153,475         0.85            0.85             0.97          1.59         46
   2003                     16.81     22.55       3,527,686         0.85            0.85             0.97          1.61        106
Class I
   2008*               $    18.07    (15.89)% $      13,245         1.11%           1.11%            1.22%         1.83%        22%
   2007                     23.95     13.64          29,072         1.11            1.11             1.22          1.49         36
   2006                     23.52     13.16          31,308         1.11            1.12             1.22          1.40         58
   2005                     22.43     15.61          24,735         1.11            1.11             1.22          1.37         44
   2004                     19.78     19.33          20,180         1.10            1.10             1.22          1.33         46
   2003                     16.80     22.17           9,086         1.10            1.10             1.22          1.36        106
LARGE CAP GROWTH FUND
Class A
   2008*               $    21.05    (11.09)% $   3,007,237         0.87%           0.87%            1.02%         0.41%        32%
   2007                     23.74     19.26       3,622,963         0.86            0.86             1.02          0.26         55
   2006                     19.95      3.92       3,387,749         0.86            0.87             1.02          0.18         89
   2005                     19.23     12.75       4,004,347         0.86            0.86             1.02          0.47         52
   2004                     17.13      8.62       3,846,240         0.85            0.85             1.02         (0.03)        36
   2003                     15.77     21.66       3,564,487         0.85            0.85             1.02          0.02         72
Class I
   2008*               $    20.84    (11.18)% $       9,828         1.11%           1.12%            1.27%         0.15%        32%
   2007                     23.48     18.91          25,196         1.11            1.11             1.27          0.01         55
   2006                     19.75      3.73          27,780         1.11            1.12             1.27         (0.07)        89
   2005                     19.04     12.42          29,689         1.11            1.11             1.27          0.22         52
   2004                     17.00      8.42          28,431         1.10            1.10             1.27         (0.28)        36
   2003                     15.68     21.37          12,323         1.10            1.10             1.27         (0.24)        72
TAX-MANAGED LARGE CAP FUND
Class A
   2008*               $    12.67    (13.10)% $   2,498,699         0.87%           0.87%            1.02%         1.15%        23%
   2007                     14.70     17.05       2,892,866         0.86            0.86             1.02          1.02         44
   2006                     12.68      8.58       2,373,507         0.86            0.87             1.02          0.91         65
   2005                     11.78     14.40       2,172,885         0.86            0.86             1.02          1.08         31
   2004                     10.41     14.05       1,977,883         0.85            0.85             1.02          0.83         29
   2003                      9.20     23.84       1,757,292         0.85            0.85             1.02          0.85         99
Class Y
   2008*               $    12.83    (12.99)% $       3,897         0.56%           0.56%            0.72%         1.45%        23%
   2007                     14.87     17.43           4,711         0.56            0.56             0.72          1.32         44
   2006                     12.79     8.83            4,558         0.56            0.57             0.72          1.21         65
   2005                     11.86     14.78           5,067         0.56            0.56             0.72          1.39         31
   2004                     10.45     14.41           4,909         0.55            0.55             0.72          1.13         29
   2003                      9.21     24.26           3,834         0.55            0.55             0.72          1.17         99
LARGE CAP DIVERSIFIED ALPHA FUND
Class A
   2008*               $     9.55    (14.87)% $   1,465,246         1.36%(16)       1.36%(16)        1.41%         1.33%        36%
   2007                     11.78     15.64       1,654,324         1.21(11)        1.21(11)         1.29          1.25         84
   2006(2)                  10.38      4.44       1,082,101         1.09+++         1.09+++          1.16          1.18         72
Class I
   2008*               $     9.55    (15.03)% $         441         1.61%(16)       1.61%(16)        1.66%         1.08%        36%
   2007                     11.78     15.42             517         1.46(11)        1.46(11)         1.54          0.99         84
   2006(3)                  10.38      0.97              21         1.08+++         1.08+++          1.15          1.12         72


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        191

Financial Highlights

For the period ended March 31, 2008 (Unaudited) and the years ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods

------------------------------------------------------------------------------------------------------------------------
                                                       Net
                                                  Realized
                                                       and                                Distributions           Total
                    Net Asset          Net      Unrealized                    Dividends            from      Dividends,
                       Value,   Investment           Gains                     from Net        Realized   Distributions
                    Beginning       Income     (Losses) on      Total from   Investment         Capital      and Return
                    of Period       (Loss)      Securities      Operations       Income           Gains      of Capital
------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX FUND
   Class A
      2008*         $   44.71   $     0.35(1)  $     (5.70)(1)  $    (5.35)  $    (0.53)  $       (2.16)  $       (2.69)
      2007 (4)          41.45         0.34(1)         3.09(1)         3.43        (0.17)             --           (0.17)
      2007 (5)          38.38         0.63(1)         3.70(1)         4.33        (0.68)          (0.58)          (1.26)
      2006 (5)          36.21         0.56(1)         3.47(1)         4.03        (0.54)          (1.32)          (1.86)
      2005 (5)          34.66         0.59(1)         1.57(1)         2.16        (0.58)          (0.03)          (0.61)
      2004 (5)          26.18         0.42(1)         8.58(1)         9.00        (0.52)             --           (0.52)
      2003 (5)          35.39         0.38           (9.21)          (8.83)       (0.38)             --           (0.38)
   Class E
      2008*         $   44.85   $     0.39(1)  $     (5.73)(1)  $    (5.34)  $    (0.57)  $       (2.16)  $       (2.73)
      2007(4)           41.57         0.30(1)         3.17(1)         3.47        (0.19)             --           (0.19)
      2007(5)           38.48         0.69(1)         3.72(1)         4.41        (0.74)          (0.58)          (1.32)
      2006(5)           36.31         0.62(1)         3.48(1)         4.10        (0.61)          (1.32)          (1.93)
      2005(5)           34.76         0.66(1)         1.55(1)         2.21        (0.63)          (0.03)          (0.66)
      2004(5)           26.26         0.47(1)         8.61(1)         9.08        (0.58)             --           (0.58)
      2003(5)           35.49         0.44           (9.25)          (8.81)       (0.42)             --           (0.42)
   Class I
      2008*         $   44.74   $     0.31(1)  $     (5.71)(1)  $    (5.40)  $    (0.45)  $       (2.16)  $       (2.61)
      2007(4)           41.51         0.28(1)         3.09(1)         3.37        (0.14)             --           (0.14)
      2007(5)           38.43         0.53(1)         3.71(1)         4.24        (0.58)          (0.58)          (1.16)
      2006(5)           36.26         0.47(1)         3.46(1)         3.93        (0.44)          (1.32)          (1.76)
      2005(5)           34.72         0.51(1)         1.56(1)         2.07        (0.50)          (0.03)          (0.53)
      2004(5)           26.22         0.34(1)         8.60(1)         8.94        (0.44)             --           (0.44)
      2003(5)(6)        30.63         0.33           (4.46)          (4.13)       (0.28)             --           (0.28)
SMALL CAP VALUE FUND
   Class A
      2008*         $   21.26   $     0.06(1)  $     (2.70)(1)  $    (2.64)  $    (0.03)  $       (2.68)         $(2.71)
      2007              21.28         0.04(1)         2.23(1)         2.27        (0.14)          (2.15)          (2.29)
      2006              21.58         0.05(1)         1.97(1)         2.02        (0.06)          (2.26)          (2.32)
      2005              20.74         0.06(1)         4.02(1)         4.08        (0.05)          (3.19)          (3.24)
      2004              17.45         0.03(1)         4.32(1)         4.35        (0.06)          (1.00)          (1.06)
      2003              13.99         0.08(1)         3.91(1)         3.99        (0.09)          (0.44)          (0.53)
   Class I
      2008*         $   21.17   $     0.04(1)  $     (2.70)(1)  $    (2.66)  $    (0.02)  $       (2.68)  $       (2.70)
      2007              21.21        (0.01)(1)        2.21(1)         2.20        (0.09)          (2.15)          (2.24)
      2006              21.52           --(1)         1.98(1)         1.98        (0.03)          (2.26)          (2.29)
      2005              20.71        (0.01)(1)        4.03(1)         4.02        (0.02)          (3.19)          (3.21)
      2004              17.44        (0.02)(1)        4.31(1)         4.29        (0.02)          (1.00)          (1.02)
      2003              13.99         0.04(1)         3.90(1)         3.94        (0.05)          (0.44)          (0.49)
SMALL CAP GROWTH FUND
   Class A
      2008*         $   21.91   $       --(1)  $     (4.30)(1)  $    (4.30)  $    (0.01)  $       (1.71)  $       (1.72)
      2007              18.56        (0.09)(1)        3.44(1)         3.35           --              --              --
      2006              17.86        (0.07)(1)        0.77(1)         0.70           --              --              --
      2005              15.14        (0.10)(1)        2.82(1)         2.72           --              --              --
      2004              14.11        (0.10)(1)        1.13(1)         1.03           --              --              --
      2003               9.62        (0.08)(1)        4.57(1)         4.49           --              --              --
   Class I
      2008*         $   21.57   $    (0.03)(1) $     (4.22)(1)  $    (4.25)  $       --   $       (1.71)  $       (1.71)
      2007              18.32        (0.14)(1)        3.39(1)         3.25           --              --              --
      2006              17.67        (0.12)(1)        0.77(1)         0.65           --              --              --
      2005              15.02        (0.14)(1)        2.79(1)         2.65           --              --              --
      2004              14.03        (0.14)(1)        1.13(1)         0.99           --              --              --
      2003               9.59        (0.11)(1)        4.55(1)         4.44           --              --              --

--------------------------------------------------------------------------------------------------------------------------------
                                                                                            Ratio of
                                                                             Ratio of       Expenses
                                                                             Expenses     to Average   Ratio of Net
                                                                           to Average     Net Assets     Investment
                                                               Ratio of    Net Assets     (Excluding         Income
                      Net Asset                 Net Assets     Expenses    (Excluding      Fees Paid         (Loss)   Portfolio
                     Value, End     Total    End of Period   to Average     Fees Paid     Indirectly     to Average    Turnover
                      of Period   Return+     ($Thousands)   Net Assets   Indirectly)   and Waivers)     Net Assets       Rate+
--------------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX FUND
   Class A
      2008*          $    36.67    (12.57)%  $     541,398         0.40%         0.40%          0.54%          1.76%          6%
      2007(4)             44.71      8.28          650,792         0.40          0.40           0.43           1.55           2
      2007(5)             41.45     11.38          621,898         0.40          0.40           0.43           1.59           6
      2006(5)             38.38     11.32          614,246         0.40          0.40           0.43           1.49          18
      2005(5)             36.21      6.25          655,378         0.40          0.40           0.43           1.67          11
      2004(5)             34.66     34.62          686,129         0.40          0.40           0.43           1.33           7
      2003(5)             26.18    (25.06)         524,554         0.40          0.40           0.43           1.33           7
   Class E
      2008*          $    36.78    (12.50)%  $     877,273         0.25%         0.25%          0.30%          1.93%          6%
      2007(4)             44.85      8.34        1,072,141         0.25          0.25           0.53           1.70           2
      2007(5)             41.57     11.57        1,127,189         0.25          0.25           0.53           1.74           6
      2006(5)             38.48     11.49        1,684,857         0.25          0.25           0.53           1.65          18
      2005(5)             36.31      6.39        1,307,631         0.25          0.25           0.53           1.86          11
      2004(5)             34.76     34.83          904,534         0.25          0.25           0.53           1.47           7
      2003(5)             26.26    (24.92)         790,231         0.25          0.25           0.53           1.48           7
   Class I
      2008*          $    36.73    (12.67)%  $       7,109         0.65%         0.65%          0.78%          1.51%          6%
      2007(4)             44.74      8.12           13,233         0.65          0.65           0.78           1.29           2
      2007(5)             41.51     11.12           14,346         0.65          0.65           0.78           1.34           6
      2006(5)             38.43     11.02           13,144         0.65          0.65           0.78           1.25          18
      2005(5)             36.26      5.97           11,452         0.65          0.65           0.78           1.44          11
      2004(5)             34.72     34.28            6,370         0.65          0.65           0.78           1.06           7
      2003(5)(6)          26.22    (13.53)           1,707         0.65          0.65           0.78           1.17           7
SMALL CAP VALUE FUND
   Class A
      2008*          $    15.91    (13.32)%  $     939,327         1.12%         1.14%          1.29%          0.67%         42%
      2007                21.26     10.70        1,122,027         1.11          1.13           1.27           0.19          86
      2006                21.28     10.34        1,160,178         1.11          1.13           1.27           0.31          72
      2005                21.58     21.21        1,066,189         1.11          1.11           1.27           0.27          71
      2004                20.74     25.67          942,037         1.10          1.10           1.27           0.17          89
      2003                17.45     29.28          795,501         1.10          1.10           1.27           0.52          99
   Class I
      2008*          $    15.81    (13.49)%  $       8,836         1.36%         1.38%          1.53%          0.41%         42%
      2007                21.17     10.41           14,089         1.36          1.38           1.52          (0.04)         86
      2006                21.21     10.11           14,293         1.36          1.38           1.52           0.06          72
      2005                21.52     20.88           12,713         1.36          1.36           1.52          (0.03)         71
      2004                20.71     25.29            7,400         1.35          1.35           1.52          (0.09)         89
      2003                17.44     28.91            2,572         1.35          1.35           1.52           0.23          99
SMALL CAP GROWTH FUND
   Class A
      2008*          $    15.89    (20.84)%  $     812,459         1.11%         1.13%          1.28%          0.03%         58%
      2007                21.91     18.05        1,154,000         1.11          1.13           1.27          (0.43)        135
      2006                18.56      3.92        1,111,329         1.11          1.13           1.27          (0.40)         99
      2005                17.86     17.97        1,058,413         1.11          1.11           1.27          (0.60)        116
      2004                15.14      7.30          970,759         1.10          1.10           1.27          (0.63)        124
      2003                14.11     46.67          875,906         1.10          1.10           1.27          (0.66)        166
   Class I
      2008*          $    15.61    (20.94)%  $       4,409         1.36%         1.38%          1.52%         (0.18)%        58%
      2007                21.57     17.74            9,323         1.36          1.38           1.52          (0.67)        135
      2006                18.32      3.68           11,910         1.36          1.38           1.52          (0.65)         99
      2005                17.67     17.64           11,077         1.36          1.36           1.52          (0.85)        116
      2004                15.02      7.06            8,530         1.35          1.35           1.52          (0.90)        124
      2003                14.03     46.30            5,339         1.35          1.35           1.52          (0.91)        166


--------------------------------------------------------------------------------
192        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

------------------------------------------------------------------------------------------------------------------------
                                                       Net
                                                  Realized
                                                       and                                Distributions           Total
                    Net Asset          Net      Unrealized                    Dividends            from      Dividends,
                       Value,   Investment           Gains                     from Net        Realized   Distributions
                    Beginning       Income     (Losses) on      Total from   Investment         Capital      and Return
                    of Period       (Loss)      Securities      Operations       Income           Gains      of Capital
------------------------------------------------------------------------------------------------------------------------
TAX-MANAGED SMALL CAP FUND
   Class A
      2008*         $   14.14   $     0.02(1)  $     (2.26)(1)  $    (2.24)  $    (0.03)  $       (0.80)  $       (0.83)
      2007              13.10         0.04(1)         2.00(1)         2.04        (0.06)          (0.94)          (1.00)
      2006              13.13         0.01(1)         0.68(1)         0.69           --           (0.72)          (0.72)
      2005              11.63        (0.02)(1)        2.36(1)         2.34           --           (0.84)          (0.84)
      2004              10.00        (0.04)(1)        1.67(1)         1.63           --              --              --
      2003               7.54        (0.02)(1)        2.48(1)         2.46           --              --              --
SMALL/MID CAP DIVERSIFIED ALPHA FUND
   Class A
      2008*         $   10.10   $     0.04(1)  $     (1.98)(1)  $    (1.94)  $    (0.07)  $          --   $       (0.07)
      2007(10)          10.00         0.10(1)         0.07(1)++       0.17        (0.07)             --           (0.07)
   Class I
      2008* (15)    $   10.28   $     0.03     $     (2.15)     $    (2.12)  $    (0.07)  $          --   $       (0.07)
MID-CAP FUND
   Class A
      2008*         $   22.22   $     0.04(1)  $     (2.85)(1)  $    (2.81)  $    (0.06)  $       (2.09)  $       (2.15)
      2007              20.40         0.06(1)         3.40(1)         3.46        (0.10)          (1.54)          (1.64)
      2006              20.29         0.14(1)         1.49(1)         1.63        (0.12)          (1.40)          (1.52)
      2005              17.84         0.06(1)         4.61(1)         4.67        (0.06)          (2.16)          (2.22)
      2004              14.96         0.09(1)         3.19(1)         3.28        (0.11)          (0.29)          (0.40)
      2003              11.74         0.11(1)         3.25(1)         3.36        (0.08)          (0.06)          (0.14)
   Class I
      2008* (15)    $   22.56   $     0.02(1)  $     (3.21)(1)  $    (3.19)  $    (0.02)  $       (2.09)  $       (2.11)
U.S. MANAGED VOLATILITY FUND
   Class A
      2008*         $   13.45   $     0.05(1)  $     (1.35)(1)  $    (1.30)  $    (0.07)  $       (0.51)  $       (0.58)
      2007              12.02         0.15(1)         1.74(1)         1.89        (0.14)          (0.32)          (0.46)
      2006              11.41         0.10(1)         0.75(1)         0.85        (0.09)          (0.15)          (0.24)
      2005(7)           10.00         0.10(1)         1.39(1)         1.49        (0.08)             --**         (0.08)
   Class I
      2008*         $   13.43   $     0.03(1)  $     (1.34)(1)  $    (1.31)  $    (0.04)  $       (0.51)  $       (0.55)
      2007(13)          13.54         0.01           (0.05)          (0.04)       (0.07)             --           (0.07)
GLOBAL MANAGED VOLATILITY FUND
   Class A
      2008*         $   11.22   $     0.05(1)  $     (1.45)(1)  $    (1.40)  $    (0.18)  $       (0.17)  $       (0.35)
      2007              10.37         0.17(1)         0.85(1)         1.02        (0.11)          (0.06)          (0.17)
      2006(8)           10.00         0.02(1)         0.35(1)         0.37           --              --              --
   Class I
      2008*         $   11.20   $     0.07(1)  $     (1.48)(1)  $    (1.41)  $    (0.18)  $       (0.17)  $       (0.35)
      2007(13)          11.45         0.01(1)        (0.26)(1)       (0.25)          --              --              --
TAX-MANAGED MANAGED VOLATILITY FUND
   Class A
      2008* (14)    $   10.00   $     0.03(1)  $     (0.78)(1)  $    (0.75)  $    (0.03)  $          --   $       (0.03)
REAL ESTATE FUND
   Class A
      2008*         $   18.20   $     0.12(1)  $     (2.02)(1)  $    (1.90)  $    (0.32)  $       (1.11)  $       (1.43)
      2007              18.43         0.30(1)         0.76(1)         1.06        (0.36)          (0.93)          (1.29)
      2006              14.86         0.23(1)         4.15(1)         4.38        (0.36)          (0.45)          (0.81)
      2005              11.89         0.27(1)         3.22(1)         3.49        (0.26)          (0.26)          (0.52)
      2004(9)           10.00         0.21(1)         1.85(1)         2.06        (0.17)             --           (0.17)
   Class I
      2008* (15)    $   18.55   $     0.28(1)  $     (2.54)(1)  $    (2.26)  $    (0.31)  $       (1.11)  $       (1.42)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Ratio of
                                                                            Ratio of          Expenses
                                                                            Expenses        to Average    Ratio of Net
                                                                          to Average        Net Assets      Investment
                                                          Ratio of        Net Assets        (Excluding          Income
                  Net Asset                Net Assets     Expenses        (Excluding         Fees Paid          (Loss)    Portfolio
                 Value, End     Total   End of Period   to Average         Fees Paid        Indirectly      to Average     Turnover
                  of Period   Return+   ($ Thousands)   Net Assets       Indirectly)      and Waivers)      Net Assets        Rate+
------------------------------------------------------------------------------------------------------------------------------------
TAX-MANAGED SMALL CAP FUND
   Class A
      2008*      $    11.07    (16.59)% $     349,108         1.11%             1.13%             1.28%           0.40%       39%
      2007            14.14     16.00         416,945         1.11              1.14              1.27            0.31        72
      2006            13.10      5.50         314,333         1.11              1.14              1.27            0.09        73
      2005            13.13     20.80         269,519         1.11              1.11              1.27           (0.17)       99
      2004            11.63     16.30         214,859         1.10              1.10              1.27           (0.31)       86
      2003            10.00     32.63         181,773         1.10              1.10              1.27           (0.21)      142
SMALL/MID CAP DIVERSIFIED ALPHA FUND
   Class A
      2008*      $     8.09    (19.21)% $     119,903         1.48%(17)         1.48%(17)         1.68%           1.00%       82%
      2007(10)        10.10      1.71         130,707         1.29(12)          1.29(12)          1.50            1.25       112
   Class I
      2008*(15)  $     8.09    (20.66)% $          23         1.74%(17)         1.74%(17)         1.92%           0.61%       82%
MID-CAP FUND
   Class A
      2008*      $    17.26    (13.63)% $     165,114         1.01%             1.01%             1.02%           0.47%       61%
      2007            22.22     17.51         183,287         1.01              1.01              1.02            0.26       176
      2006            20.40      8.50          90,208         1.01              1.01              1.03            0.67       135
      2005            20.29     28.15          71,162         1.01              1.01              1.03            0.30       137
      2004            17.84     22.23          53,642         1.00              1.00              1.02            0.53       121
      2003            14.96     28.92          41,502         1.00              1.00              1.03            0.86       109
   Class I
      2008* (15) $    17.26    (15.10)% $          44         1.26%             1.26%             1.27%           0.20%       61%
U.S. MANAGED VOLATILITY FUND
   Class A
      2008*      $    11.57    (10.10)% $     493,953         1.00%             1.00%             1.27%           0.75%       40%
      2007            13.45     16.09         585,858         1.04              1.04              1.27            1.19       112
      2006            12.02      7.64         303,523         1.11              1.11              1.27            0.91       133
      2005(7)         11.41     14.94         160,047         1.11              1.11              1.27            1.03       102
   Class I
      2008*      $    11.57    (10.18)% $           1         1.36%             1.36%             1.71%           0.46%       40%
      2007(13)        13.43     (0.32)              1         1.36              1.36              1.86            0.19       112
GLOBAL MANAGED VOLATILITY FUND
   Class A
      2008*      $     9.47    (12.82)% $     232,064         1.11%             1.11%             1.32%           0.87%       60%
      2007            11.22      9.88         275,748         1.11              1.11              1.32            1.56       119
      2006(8)         10.37      3.70          94,951         1.10              1.10              1.30            1.22        13
   Class I
      2008*      $     9.44    (12.99)% $          10         1.36%             1.36%             1.66%           1.48%       60%
      2007(13)        11.20     (2.18)              1         1.36              1.36              2.26            0.23       119
TAX-MANAGED MANAGED VOLATILITY FUND
   Class A
      2008*(14)  $     9.22     (7.49)% $      64,623         1.00%             1.00%             1.27%           1.31%       34%
REAL ESTATE FUND
   Class A
      2008*      $    14.87    (10.65)% $     247,080         1.12%             1.13%             1.27%           1.57%       26%
      2007            18.20      5.49         244,991         1.11              1.12              1.27            1.55        84
      2006            18.43     30.44         192,674         1.11              1.12              1.27            1.39        65
      2005            14.86     29.97          96,405         1.11              1.11              1.27            1.95        58
      2004(9)         11.89     20.82          35,008         1.10              1.10              1.30            2.20        98
   Class I
      2008*(15)  $    14.87    (12.41)% $          17         1.36%             1.38%             1.51%           3.88%       26%


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        193

Financial Highlights

For the period ended March 31, 2008 (Unaudited) and the years ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods

------------------------------------------------------------------------------------------------------------------------------------
                                                       Net
                                                  Realized
                                                       and                               Distributions           Total
                    Net Asset                   Unrealized                   Dividends            from      Dividends,
                       Value,          Net           Gains                    from Net        Realized   Distributions    Net Asset
                    Beginning   Investment     (Losses) on     Total from   Investment         Capital      and return   Value, End
                    of Period       Income      Securities     Operations       Income           Gains      of Capital    of Period
------------------------------------------------------------------------------------------------------------------------------------
ENHANCED INCOME FUND
   Class A
      2008*         $    9.92   $     0.29(1)  $     (1.08)(1) $    (0.79)  $    (0.43)  $          --   $       (0.43)  $     8.70
      2007              10.11         0.57(1)        (0.27)(1)       0.30        (0.49)             --           (0.49)        9.92
      2006(8)           10.00         0.10(1)         0.01(1)        0.11           --              --              --        10.11
   Class I
      2008*         $    9.91   $     0.28(1)  $     (1.07)(1) $    (0.79)  $    (0.42)  $          --   $       (0.42)  $     8.70
      2007(13)          10.25         0.15           (0.35)         (0.20)       (0.14)             --           (0.14)        9.91
CORE FIXED INCOME FUND
   Class A
      2008*         $   10.19   $     0.25(1)  $     (0.10)(1) $     0.15   $    (0.26)  $          --   $       (0.26)  $    10.08
      2007              10.29         0.50(1)        (0.10)(1)       0.40        (0.50)             --           (0.50)       10.19
      2006              10.44         0.47(1)        (0.11)(1)       0.36        (0.48)          (0.03)          (0.51)       10.29
      2005              10.65         0.40(1)        (0.11)(1)       0.29        (0.41)          (0.09)          (0.50)       10.44
      2004              10.71         0.37(1)         0.08(1)        0.45        (0.38)          (0.13)          (0.51)       10.65
      2003              10.67         0.40(1)         0.28(1)        0.68        (0.42)          (0.22)          (0.64)       10.71
   Class I
      2008*         $   10.19   $     0.24(1)  $     (0.11)(1) $     0.13   $    (0.24)  $          --   $       (0.24)  $    10.08
      2007              10.29         0.41(1)        (0.03)(1)       0.38        (0.48)             --           (0.48)       10.19
      2006              10.43         0.45(1)        (0.11)(1)       0.34        (0.45)          (0.03)          (0.48)       10.29
      2005              10.65         0.38(1)        (0.12)(1)       0.26        (0.39)          (0.09)          (0.48)       10.43
      2004              10.71         0.34(1)         0.09(1)        0.43        (0.36)          (0.13)          (0.49)       10.65
      2003              10.67         0.37(1)         0.28(1)        0.65        (0.39)          (0.22)          (0.61)       10.71
HIGH YIELD BOND FUND
   Class A
      2008*         $    8.26   $     0.32(1)  $     (0.79)(1) $    (0.47)  $    (0.32)  $       (0.09)  $       (0.41)  $     7.38
      2007               8.38         0.67(1)        (0.11)(1)       0.56        (0.68)             --           (0.68)        8.26
      2006               8.50         0.65(1)        (0.12)(1)       0.53        (0.65)             --           (0.65)        8.38
      2005               8.58         0.64(1)        (0.08)(1)       0.56        (0.64)             --           (0.64)        8.50
      2004               8.37         0.67(1)         0.21(1)        0.88        (0.67)             --           (0.67)        8.58
      2003               7.60         0.68(1)         0.77(1)        1.45        (0.68)             --           (0.68)        8.37
   Class I
      2008*(15)     $    8.26   $     0.33(1)  $     (0.81)(1) $    (0.48)  $    (0.31)  $       (0.09)  $       (0.40)  $     7.38

---------------------------------------------------------------------------------------------------------------------
                                                                                 Ratio of
                                                                  Ratio of       Expenses
                                                                  Expenses     to Average
                                                                to Average     Net Assets   Ratio of Net
                                                    Ratio of    Net Assets     (Excluding     Investment
                                     Net Assets     Expenses    (Excluding      Fees Paid         Income   Portfolio
                          Total   End of Period   to Average     Fees Paid     Indirectly     to Average    Turnover
                        Return+    ($Thousands)   Net Assets   Indirectly)   and Waivers)     Net Assets       Rate+
---------------------------------------------------------------------------------------------------------------------
ENHANCED INCOME FUND
   Class A
      2008*               (8.14)% $     377,430         0.60%         0.60%          1.03%          6.08%          7%
      2007                 2.96         620,931         0.60          0.60           1.03           5.67          43
      2006(8)              1.10         235,981         0.60          0.60           1.10           5.54          70
   Class I
      2008*               (8.17)% $          11         0.85%         0.85%          1.29%          5.85%          7%
      2007(13)            (2.01)             11         1.09          1.09           1.56           5.78          43
CORE FIXED INCOME FUND
   Class A
      2008*                1.45%  $   4,354,287         0.65%         0.65%          0.84%          5.00%        164%
      2007                 4.00       4,600,629         0.64          0.64           0.84           4.89         413
      2006                 3.60       4,293,309         0.63          0.63           0.84           4.62         478
      2005                 2.83       4,094,011         0.61          0.61           0.84           3.83         557
      2004                 4.38       4,067,065         0.61***       0.61***        0.84           3.52         430
      2003                 6.63       3,823,429         0.60          0.60           0.84           3.77         470
   Class I
      2008*                1.32%  $       7,748         0.89%         0.89%          1.09%          4.73%        164%
      2007                 3.74          12,890         0.89          0.89           1.09           3.96         413
      2006                 3.44          14,035         0.88          0.88           1.09           4.37         478
      2005                 2.48          12,979         0.86          0.86           1.09           3.60         557
      2004                 4.12          10,420         0.86***       0.86***        1.09           3.25         430
      2003                 6.37           5,931         0.85          0.85           1.09           3.46         470
HIGH YIELD BOND FUND
   Class A
      2008*               (5.84)% $   1,197,114         0.87%         0.87%          1.12%          8.15%         30%
      2007                 6.72       1,247,613         0.86          0.86           1.12           7.89          91
      2006                 6.51       1,068,711         0.86          0.86           1.12           7.69         126
      2005                 6.71       1,599,921         0.86          0.86           1.12           7.46         132
      2004                10.84       1,197,554         0.85          0.85           1.11           7.84         179
      2003                19.88         976,659         0.85          0.85           1.12           8.50         129
   Class I
      2008*(15)           (5.97)% $          34         1.11%         1.11%          1.37%          8.55%         30%

  + Returns and turnover rates are for the period indicated and have not been annualized.

 ++ The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

+++ The expense ratios include dividend expense and interest expense on securities sold short. Had these expenses been excluded the ratios would have been 0.95% and 0.75% for Class A and Class I Shares, respectively.

  * For the six month period ended March 31, 2008. All ratios for the period have been annualized

 **   Amount represents less than $0.01.

*** The expense ratio includes the litigation fees paid (see Note 10). Had these fees been excluded the ratio would have been 0.60% and 0.85% for Class A and Class I, respectively.

(1) Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.

(2) Commenced operations on December 14, 2005. All ratios for the period have been annualized.

(3) Commenced operations on September 14, 2006. All ratios for the period have been annualized.

(4) For the six months ended September 30, 2007. The Fund's fiscal year end changed from March 31 to September 30. All ratios for the period have been annualized.

(5)   For the year or period ended March 31.

(6) Commenced operations on June 28, 2002. All ratios for the period have been annualized.

(7) Commenced operations on October 28, 2004. All ratios for the period have been annualized.

(8) Commenced operations on July 27, 2006. All ratios for the period have been annualized.

(9) Commenced operations on November 13, 2003. All ratios for the period have been annualized.

(10) Commenced operations on December 20, 2006. All ratios for the period have been annualized.

(11) The expense ratios include dividend expense and interest expense on securities sold short. Had these expenses been excluded the ratios would have been 0.94% and 1.20% for Class A and Class I Shares, respectively.

(12) The expense ratios include dividend expense and interest expense on securities sold short. Had these expenses been excluded the ratios would have been 1.17%.

(13) Commenced operations on June 29, 2007. All ratios for the period have been annualized.

(14) Commenced operations on December 20, 2007. All ratios for the period have been annualized.

(15) Commenced operations on October 1, 2007. All ratios for the period have been annualized.

(16) The expense ratios include dividend expense and interest expense on securities sold short. Had these expenses been excluded the ratios would have been 0.95% and 1.20% for Class A and Class I, respectively.

(17) The expense ratios include dividend expense and interest expense on securities sold short and reverse repurchase agreements. Had these expenses been excluded the ratios would have been 1.20% and 1.45% for Class A and Class I, respectively.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
194        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

Notes to Financial Statements (Unaudited)

March 31, 2008

1. ORGANIZATION

SEI Institutional Managed Trust (the "Trust") is organized as a Massachusetts business trust under a Declaration of Trust dated October 20, 1986.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 19 Funds: Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Large Cap Diversified Alpha, S&P 500 Index, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Small/Mid Cap Diversified Alpha, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, High Yield Bond, Real Return Plus and Prime Obligation Funds (each a "Fund," collectively the "Funds"). The Trust is registered to offer Class A shares of the Funds, Class E shares of the S&P 500 Fund, Class I shares of the Large Cap Value, Large Cap Growth, Large Cap Diversified Alpha, S&P 500 Index, Small Cap Value, Small Cap Growth, Small/Mid Cap Diversified Alpha, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, High Yield Bond and Real Return Plus Funds, and Class Y shares of Tax-Managed Large Cap Fund. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectuses provide a description of each Fund's investment objective, policies, and strategies.

As of March 31, 2008, the Real Return Plus and Prime Obligation Funds have not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Fair Value Committee Meeting should be called based on the information provided.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        195

March 31, 2008

bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until the repurchase date of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust's policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

REVERSE REPURCHASE AGREEMENTS -- The Small/Mid Cap Diversified Alpha and Core Fixed Income Funds may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in an account with the broker. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. There were no reverse repurchase agreements outstanding as of March 31, 2008.

COMPENSATING BALANCES -- Funds with cash overdrafts in excess of $100,000 are required to leave 112% in compensating balance with US Bank, the custodian of the Trust, on the following day. Funds with positive cash balances in excess of $100,000 are allowed to overdraw 90% of the balance with US Bank on the following day.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative daily net assets.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS -- The Small Cap Growth, Global Managed Volatility, Enhanced Income and Core Fixed Income Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. The Core Fixed Income Fund may also engage in currency transactions to enhance the Fund's returns. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Small Cap Growth and Core Fixed Income Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counter-parties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. At the six month period ended March 31, 2008, the Small Cap Growth Fund did not have any forward currency contracts outstanding.

FUTURES CONTRACTS -- All Funds, with the exception of the Real Estate and High Yield Bond Funds, utilized futures contracts during the six month period ended March 31, 2008. The Funds' investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Core Fixed Income Fund may use futures contracts for tactical hedging


--------------------------------------------------------------------------------
196        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008
purposes as well as to enhance the Fund's returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

OPTIONS/SWAPTIONS WRITING/PURCHASING -- Each Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing fund securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The Core Fixed Income Fund may also invest in financial option/swaption contracts to enhance the Fund's returns. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Large Cap Diversified Alpha, Small/Mid Cap Diversified Alpha and Core Fixed Income Funds had option/swaption contracts as of March 31, 2008 as disclosed in the Fund's Schedule of Investments.

The risk in writing a call option/swaption is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is that the Funds may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is that the Funds pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statement of Assets and Liabilities.

Written option transactions entered into during the six month period ended March 31, 2008 are summarized as follows:

--------------------------------------------------------------------------------
                                                Large Cap Diversified Alpha Fund
--------------------------------------------------------------------------------
                                                      Number of         Premium
                                                      Contracts   ($ Thousands)
--------------------------------------------------------------------------------
Balance at the beginning of period                           43         $     7
Written                                                      --              --
Expired                                                      --              --
Closing Buys                                                (43)             (7)
--------------------------------------------------------------------------------
Balance at the end of period                                 --              --
================================================================================

--------------------------------------------------------------------------------
                                            Small/Mid Cap Diversified Alpha Fund
--------------------------------------------------------------------------------
                                                      Number of         Premium
                                                      Contracts   ($ Thousands)
--------------------------------------------------------------------------------
Balance at the beginning of period                            7         $     1
Written                                                      --              --
Expired                                                      --              --
Closing Buys                                                 (7)              1
--------------------------------------------------------------------------------
Balance at the end of period                                 --              --
================================================================================

--------------------------------------------------------------------------------
                                                          Core Fixed Income Fund
--------------------------------------------------------------------------------
                                                      Number of         Premium
                                                      Contracts   ($ Thousands)
--------------------------------------------------------------------------------
Balance at the beginning of period                        2,086         $ 1,344
Written                                                   6,255           3,905
Expired                                                  (3,981)         (2,529)
Closing Buys                                             (2,666)         (1,477)
--------------------------------------------------------------------------------
Balance at the end of period                              1,694           1,243
================================================================================

Written swaptions transactions entered into during the six month period ended March 31, 2008 are summarized as follows:

--------------------------------------------------------------------------------
                                                         Core Fixed Income Fund
--------------------------------------------------------------------------------
                                                       Notional
                                                         Amount         Premium
                                                  ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
Balance at the beginning of period                    $ 102,000         $ 2,255
Written                                                   9,240              --
Expired                                                      --              --
Closing buys                                            (69,000)         (1,536)
--------------------------------------------------------------------------------
Balance at the end of period                          $  42,240         $   719
================================================================================

At March 31, 2008, the Large Cap Diversified Alpha, Small/Mid Cap Diversified Alpha and Core Fixed Income Funds had cash and/or securities at least equal to the value of written options/swaptions.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        197

March 31, 2008

SWAP AGREEMENTS -- A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or "basket" of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by the Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument, and also take possession of the instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage the Fund's exposure to interest rates. Payments received or made are recorded as realized gains or loss. The Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the Fund's portfolio. In connection with swap agreements securities may be set aside as collateral by the Fund's custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect the Fund's value from changes in interest rates, or to expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

DELAYED DELIVERY TRANSACTIONS -- The Core Fixed Income Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

COLLATERALIZED DEBT OBLIGATIONS -- The Funds may invest in collateralized debt obligations ("CDOs"), which include collateralized loan obligations ("CLOs") and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not


--------------------------------------------------------------------------------
198        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008
limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

ILLIQUID SECURITIES -- A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Funds. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

RESTRICTED SECURITIES -- At March 31, 2008, the following Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at March 31, 2008, were as follows:

                                                              RIGHT TO
                                       NUMBER   ACQUISITION    ACQUIRE            COST    MARKET VALUE   % OF NET
                                    OF SHARES          DATE       DATE   ($ THOUSANDS)   ($ THOUSANDS)     ASSETS
-----------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND
   Verde Realty PIPE                   21,100      02/16/07   02/16/07       $     696       $     696       0.07%
                                                                             =========       =========       ====
SMALL CAP GROWTH FUND
   BPZ Energy PIPE                    114,500      05/07/07   05/07/07       $     601          $2,488       0.31%
   Force Protection                   173,900      12/19/06   12/19/06           2,043             350       0.04
   Rentech Warrant                     19,400      04/20/07   04/20/07              --               4       0.00
   Coguar Biotechnology PIPE           21,000      12/14/07   12/14/07             609             441       0.05
      Thunderbird Resorts PIPE        153,500      11/15/07   11/15/07           1,381           1,382       0.17
      Thunderbird Resorts PIPE          3,200      02/06/08   02/06/08              29              29       0.00
   Synenco Energy                      19,500      06/20/05   06/20/05             227             138       0.02
                                                                             ---------       ---------       ----
                                                                             $   4,890       $   4,832       0.59%
                                                                             =========       =========       ====
TAX-MANAGED SMALL CAP FUND
   Coguar Biotechnology PIPE           11,400      02/16/07   02/16/07       $     331       $     239       0.07%
                                                                             =========       =========       ====
SMALL/MID CAP DIVERSIFIED
ALPHA FUND
   BPZ Energy PIPE                     12,800      05/07/07   05/07/07       $      67       $     278       0.23%
   Rentech Warrant                      1,000      05/30/07   05/30/07              --              --       0.00
      Thunderbird Resorts PIPE         15,300      11/15/07   11/15/07             138             138       0.12
      Thunderbird Resorts PIPE          1,700      02/07/08   02/07/08              15              15       0.01
   Oil Sands Quest PIPE                 3,500      05/02/07   05/02/07              10              14       0.01
                                                                             ---------       ---------       ----
                                                                             $     230       $     445       0.37%
                                                                             =========       =========       ====
REAL ESTATE FUND
   Verde Realty PIPE                   21,400      02/16/07   02/16/07       $     706       $     706       0.29%
                                                                             =========       =========       ====


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        199

March 31, 2008

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Large Cap Diversified Alpha, S&P 500 Index, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Small/Mid Cap Diversified Alpha, Mid-Cap, U.S. Managed Volatility, Tax-Managed Managed Volatility, Real Estate and Enhanced Income Funds; are declared and paid annually for the Global Managed Volatility Fund; and declared daily and paid monthly for the Core Fixed Income and High Yield Bond Funds. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

The Large Cap Value, Large Cap Diversified Alpha, Small Cap Value, Tax-Managed Small Cap, Mid-Cap and U.S. Managed Volatility Funds utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

INVESTMENTS IN REITS -- With respect to the Real Estate Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AND TRANSFER AGENCY AGREEMENT -- The Trust and SEI Investments Global Funds Services (the "Administrator") are parties to an amended and restated Administration and Transfer Agency Agreement dated December 10, 2003 under which the Administrator provides administrative and transfer agency services to the Funds for an annual fee of 0.35% of the average daily net assets of the Large Cap Value, Large Cap Growth, Tax-Managed Large Cap Class A, Large Cap Diversified Alpha, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Small/Mid Cap Diversified Alpha, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income and High Yield Bond Funds; 0.15% of average daily net assets of the Tax-Managed Large Cap Class Y, 0.22% of the average daily net assets of the S&P 500 Index Fund; and 0.28% of the average daily net assets of the Core Fixed Income Fund. The Administrator has agreed to waive all or a portion of its fee in order to limit the operating expenses of a Fund. Any such waiver is voluntary and may be terminated at any time at the Administrator's sole discretion.

INVESTMENT ADVISORY AGREEMENT -- SEI Investments Management Corporation ("SIMC") serves as investment adviser (the "Adviser") to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund. SIMC has voluntarily agreed to waive a portion of its fee so that the total annual expenses of each Fund, exclusive of short sale expenses, will not exceed certain voluntary expense limitations adopted by SIMC. These waivers may be terminated at any time. Accordingly, the advisory fee and voluntary expense limitations for each Fund are as follows:

--------------------------------------------------------------------------------
                                                                      Voluntary
                                                       Advisory         Expense
                                                           Fees     Limitations
--------------------------------------------------------------------------------
Large Cap Value Fund, Class A                            0.3500%         0.8900%
Large Cap Value Fund, Class I                            0.3500          1.1100
Large Cap Growth Fund, Class A                           0.4000          0.8900
Large Cap Growth Fund, Class I                           0.4000          1.1100
Tax-Managed Large Cap Fund, Class A                      0.4000          0.8900
Tax-Managed Large Cap Fund, Class Y                      0.4000          0.5600
Large Cap Diversified Alpha Fund, Class A                0.4000          0.9500
Large Cap Diversified Alpha Fund, Class I                0.4000          1.2000
S&P 500 Index Fund, Class A                              0.0300          0.4300
S&P 500 Index Fund, Class E                              0.0300          0.2500
S&P 500 Index Fund, Class I                              0.0300          0.6500
Small Cap Value Fund, Class A                            0.6500          1.1400
Small Cap Value Fund, Class I                            0.6500          1.3600
Small Cap Growth Fund, Class A                           0.6500          1.1100
Small Cap Growth Fund, Class I                           0.6500          1.3600
Tax-Managed Small Cap Fund, Class A                      0.6500          1.1100
Small/Mid Cap Diversified Alpha Fund, Class A            0.7500          1.2000
Small/Mid Cap Diversified Alpha Fund, Class I            0.7500          1.4500
Mid-Cap Fund, Class A                                    0.4000          1.0200
Mid-Cap Fund, Class I                                    0.4000          1.2600
U.S. Managed Volatility Fund, Class A                    0.6500          1.0000
U.S. Managed Volatility Fund, Class I                    0.6500          1.3600
Global Managed Volatility Fund, Class A                  0.6500          1.1100
Global Managed Volatility Fund, Class I                  0.6500          1.3600
Tax-Managed Managed Volatility Fund, Class A             0.6500          1.0000
Real Estate Fund, Class A                                0.6500          1.1400
Real Estate Fund, Class I                                0.6500          1.3600
Enhanced Income Fund, Class A                            0.4000          0.6000
Enhanced Income Fund, Class I                            0.4000          0.8500
Core Fixed Income Fund, Class A                          0.2750          0.6700
Core Fixed Income Fund, Class I                          0.2750          0.8900
High Yield Bond Fund, Class A                            0.4875          0.8900
High Yield Bond Fund, Class I                            0.4875          1.1100


--------------------------------------------------------------------------------
200         SEI Institutional Managed Trust / Semi-Annual Report /March 31, 2008

As of March 31, 2008, SIMC has entered into investment sub-advisory agreements with the following parties:

--------------------------------------------------------------------------------
Investment Sub-Adviser
--------------------------------------------------------------------------------

LARGE CAP VALUE FUND
AllianceBernstein LP
Aronson + Johnson + Ortiz, LP
Enhanced Investment Technologies, LLC
LSV Asset Management

LARGE CAP GROWTH FUND
Delaware Management Company
Enhanced Investment Technologies, LLC
Goldman Sachs Asset Management, L.P.
Montag & Caldwell, Inc.
Quantitative Management Associates LLC

TAX-MANAGED LARGE CAP FUND
AllianceBernstein LP
Aronson + Johnson + Ortiz, LP
Delaware Management Company
Goldman Sachs Asset Management, L.P.
LSV Asset Management
Montag & Caldwell, Inc.
Parametric Portfolio Associates
Quantitative Management Associates LLC

LARGE CAP DIVERSIFIED ALPHA FUND
Analytic Investors, LLC
Aronson + Johnson + Ortiz, LP
Delaware Management Company
Enhanced Investment Technologies, LLC
Quantitative Management Associates LLC
Smith Breeden Associates, Inc.

S&P 500 INDEX FUND
SSgA Funds Management, Inc.

SMALL CAP VALUE FUND
Artisan Partners Limited Partnership
BlackRock Capital Management, Inc.
David J. Greene and Company, LLC
LSV Asset Management
Lee Munder Investments, Ltd.
Martingale Asset Management, L.P.
PanAgora Asset Management, Inc.*
Robeco U.S.A., Inc.
Wellington Management Company, LLP

SMALL CAP GROWTH FUND
Delaware Management Company
Janus Capital Management, Inc.
Lee Munder Investments, Ltd.
Martingale Asset Management, L.P.
Mazama Capital Management, Inc.
McKinley Capital Management Inc.
PanAgora Asset Management, Inc.
Wellington Management Company, LLP

--------------------------------------------------------------------------------
Investment Sub-Adviser
--------------------------------------------------------------------------------

TAX-MANAGED SMALL CAP FUND
BlackRock Capital Management, Inc.
David J. Greene and Company, LLC
Delaware Management Company
Los Angeles Capital Management and Equity Research, Inc.
LSV Asset Management
Mazama Capital Management, Inc.
McKinley Capital Management Inc.
Parametric Portfolio Associates

SMALL/MID CAP DIVERSIFIED ALPHA FUND
Integrity Asset Management LLC
Los Angeles Capital Management and Equity Research, Inc.
Martingale Asset Management, L.P.
PanAgora Asset Management, Inc.
Smith Breeden Associates, Inc.
Wellington Management Company, LLP

MID-CAP FUND
Martingale Asset Management, L.P.
Quantitative Management Associates LLC

U.S. MANAGED VOLATILITY FUND
Analytic Investors, LLC
Aronson + Johnson + Ortiz, LP

GLOBAL MANAGED VOLATILITY FUND
Acadian Asset Management, LLC
Analytic Investors, LLC

TAX-MANAGED MANAGED VOLATILITY FUND
Analytic Investors, LLC
Aronson + Johnson + Ortiz, LP
Parametric Portfolio Associates

REAL ESTATE FUND
Security Capital Research and Management, Inc.
Wellington Management Company, LLP

ENHANCED INCOME FUND
Highland Capital Management, L.P.
Record Currency Management Limited
Wellington Management Company, LLP

CORE FIXED INCOME FUND
Metropolitan West Asset Management LLC
Smith Breeden Associates, Inc.
Wells Capital Management, Inc.
Western Asset Management Company
Western Asset Management Company Limited

HIGH YIELD BOND FUND
Ares Management LLC
J.P. Morgan Investment Management, Inc.
Nomura Corporate Research and Asset Management, Inc.

* Not funded


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        201

March 31, 2008

Under the investment sub-advisory agreements, each party receives an annual fee paid by SIMC.

DISTRIBUTION AGREEMENT -- SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company ("SEI"), serves as each Fund's Distributor pursuant to a distribution agreement with the Trust. The Trust has adopted a shareholder servicing plan for Class A, Class E, Class I and Class Y shares (the "Shareholder Servicing Plans") under which a shareholder servicing fee of up to 0.25% of average daily net assets attributable to Class A shares of the Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Large Cap Diversified Alpha, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Small/Mid Cap Diversified Alpha, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income and High Yield Bond Funds, Class E and Class I shares, and a shareholder servicing fee of up to 0.15% of average daily net assets attributable to Class A shares of the S&P 500 Index Fund and Class Y shares, will be paid to the Distributor. In addition to the Shareholder Servicing Plans, the Class I shares have adopted administrative service plans that provide for administrative service fees payable to the Distributor of up to 0.25% of the average daily net assets attributed to that class.

OTHER -- The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission ("SEC"). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the six month period ended March 31, 2008 were as follows ($ Thousands):

Large Cap Growth Fund                                                     $  98
Large Cap Value Fund                                                         13
Tax-Managed Large Cap Fund                                                   46
Small Cap Value Fund                                                        109
Small Cap Growth Fund                                                        77
Tax-Managed Small Cap Fund                                                   49
Small/Mid Cap Diversified Alpha Fund                                          1
Real Estate Fund                                                             10
                                                                          -----
                                                                          $ 403
                                                                          =====

Under both the Shareholder Servicing Plans and administrative service plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties. For the six month period ended March 31, 2008, the Distributor retained 100% of the shareholder servicing fees, less the waiver, and 100% of the administration servicing fees.

Certain officers and/or trustees of the Trust are also officers of the Administrator or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser or Administrator.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Adviser, sub-advisers and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

LSV Asset Management (a partially owned subsidiary of SIMC) serves as the sub-adviser to the Large Cap Value, Tax-Managed Large Cap, Small Cap Value and Tax-Managed Small Cap Funds. For this service LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the six month period ended March 31, 2008 were as follows ($ Thousands):

Large Cap Value Fund                                                      $ 468
Tax-Managed Large Cap Fund                                                  211
Small Cap Value Fund                                                        209
Tax-Managed Small Cap Fund                                                  101
                                                                          -----
                                                                          $ 989
                                                                          =====

FEES PAID INDIRECTLY -- The Funds may direct certain fund trades to the Distributor who pays a portion of the Fund's expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Fund's expense ratio, as a percentage of the Fund's average daily net assets for the six month period ended March 31, 2008, can be found on the Statement of Operations.

INVESTMENT IN AFFILIATED SECURITY -- The Funds may invest the cash collateral from the securities lending program in the SEI Liquidity Fund L.P.


--------------------------------------------------------------------------------
202       SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

4. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

For the six month period ended March 31, 2008 (Unaudited) and the year or period ended September 30, 2007

------------------------------------------------------------------------------------------
                                                LARGE CAP                LARGE CAP
                                               VALUE FUND               GROWTH FUND
------------------------------------------------------------------------------------------
                                           10/1/07      10/1/06      10/1/07      10/1/06
                                        to 3/31/08   to 9/30/07   to 3/31/08   to 9/30/07
------------------------------------------------------------------------------------------
Class A:
      Shares Issued                         17,674       22,820       15,178       24,904
      Shares Issued in Lieu of
         Dividends & Distributions          16,207       16,663          383          339
      Shares Redeemed                      (24,166)     (48,402)     (25,340)     (42,404)
------------------------------------------------------------------------------------------
   Total Class A Transactions                9,715       (8,919)      (9,779)     (17,161)
------------------------------------------------------------------------------------------
Class I:
      Shares Issued                            161          467          136          339
      Shares Issued in Lieu of
         Dividends & Distributions             112          151            1           --
      Shares Redeemed                         (754)        (735)        (738)        (673)
------------------------------------------------------------------------------------------
   Total Class I Transactions                 (481)        (117)        (601)        (334)
------------------------------------------------------------------------------------------
Class Y:
      Shares Issued                             --           --           --           --
      Shares Issued in Lieu of
         Dividends & Distributions              --           --           --           --
      Shares Redeemed                           --           --           --           --
------------------------------------------------------------------------------------------
   Total Class Y Transactions                   --           --           --           --
------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Capital
      Share Transactions                     9,234       (9,036)     (10,380)     (17,495)
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                                                                        LARGE CAP
                                               TAX-MANAGED             DIVERSIFIED
                                              LARGE CAP FUND           ALPHA FUND
------------------------------------------------------------------------------------------
                                           10/1/07      10/1/06      10/1/07      10/1/06
                                        to 3/31/08   to 9/30/07   to 3/31/08   to 9/30/07
------------------------------------------------------------------------------------------
Class A:
      Shares Issued                         20,385       37,459       24,072       65,075
      Shares Issued in Lieu of
         Dividends & Distributions           1,517        1,745        7,159        2,114
      Shares Redeemed                      (21,430)     (29,612)     (18,167)     (30,979)
------------------------------------------------------------------------------------------
   Total Class A Transactions                  472        9,592       13,064       36,210
------------------------------------------------------------------------------------------
Class I:
      Shares Issued                             --           --            2           68
      Shares Issued in Lieu of
         Dividends & Distributions              --           --            2           --
      Shares Redeemed                           --           --           (2)         (27)
------------------------------------------------------------------------------------------
   Total Class I Transactions                   --           --            2           41
------------------------------------------------------------------------------------------
Class Y:
      Shares Issued                              1            7           --           --
      Shares Issued in Lieu of
         Dividends & Distributions               3            3           --           --
      Shares Redeemed                          (17)         (49)          --           --
------------------------------------------------------------------------------------------
   Total Class Y Transactions                  (13)         (39)          --           --
------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Capital
      Share Transactions                       459        9,553       13,066       36,251
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                               S&P 500                                    SMALL CAP
                                             INDEX FUND(3)                                VALUE FUND
------------------------------------------------------------------------------------------------------------
                                           10/1/07       4/1/07        4/1/06       10/1/07      10/1/06
                                        to 3/31/08   to 9/30/07(1) to 3/31/07(2) to 3/31/08   to 9/30/07
------------------------------------------------------------------------------------------------------------
Class A:
      Shares Issued                          2,968        1,250         2,517         9,568       11,573
      Shares Issued in Lieu of
      Dividends & Distributions                904           53           445         7,687        5,373
      Shares Redeemed                       (3,665)      (1,749)       (3,966)      (10,971)     (18,686)(4)
------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                  207         (446)       (1,004)        6,284       (1,740)
------------------------------------------------------------------------------------------------------------
   Class E:
      Shares Issued                            656        1,414         2,742            --           --
      Shares Issued in Lieu of
      Dividends & Distributions              1,432           89           908            --           --
      Shares Redeemed                       (2,142)      (4,713)      (20,320)(4)        --           --
------------------------------------------------------------------------------------------------------------
   Total Class E Transactions                  (54)      (3,210)      (16,670)           --           --
------------------------------------------------------------------------------------------------------------
   Class I:
      Shares Issued                             46           58           123           230          310
      Shares Issued in Lieu of
      Dividends & Distributions                 17            1            10            96           70
      Shares Redeemed                         (165)        (109)         (129)         (433)        (388)
------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                 (102)         (50)            4          (107)          (8)
------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in
      Capital Share Transactions                51       (3,706)      (17,670)        6,177       (1,748)
------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                                                SMALL CAP                 TAX-MANAGED
                                               GROWTH FUND              SMALL CAP FUND
-------------------------------------------------------------------------------------------
                                           10/1/07      10/1/06       10/1/07      10/1/06
                                        to 3/31/08   to 9/30/07    to 3/31/08   to 9/30/07
-------------------------------------------------------------------------------------------
Class A:
      Shares Issued                          5,064       12,999         5,191        7,958
      Shares Issued in Lieu of
      Dividends & Distributions              4,398           --         1,808        1,709
      Shares Redeemed                      (11,003)     (20,205)(4)    (4,952)      (4,181)
-------------------------------------------------------------------------------------------
   Total Class A Transactions               (1,541)      (7,206)        2,047        5,486
-------------------------------------------------------------------------------------------
   Class E:
      Shares Issued                             --           --            --           --
      Shares Issued in Lieu of
      Dividends & Distributions                 --           --            --           --
      Shares Redeemed                           --           --            --           --
-------------------------------------------------------------------------------------------
   Total Class E Transactions                   --           --            --           --
-------------------------------------------------------------------------------------------
   Class I:
      Shares Issued                             68          190            --           --
      Shares Issued in Lieu of
      Dividends & Distributions                 31           --            --           --
      Shares Redeemed                         (249)        (408)           --           --
-------------------------------------------------------------------------------------------
   Total Class I Transactions                 (150)        (218)           --           --
-------------------------------------------------------------------------------------------
   Net Increase (Decrease) in
      Capital Share Transactions            (1,691)      (7,424)        2,047        5,486
-------------------------------------------------------------------------------------------

(1) For the six months ended September 30, 2007. Effective September 17, 2007 the Fund's fiscal year end changed from March 31 to September 30.

(2)   For the year ended March 31.

(3) On September 14, 2007, the SEI Institutional Managed Trust acquired the net assets of the SEI S&P 500 Index Fund in a tax-free reorganization.

(4)   Includes redemption as a result of in-kind transfer of securities (see
      Note 9).

Amounts designated as "--" are $0 or have been rounded to $0.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        203

March 31, 2008

--------------------------------------------------------------------------------------------------------------------
                                               SMALL/MID
                                              DIVERSIFIED                  MID-CAP                U.S. MANAGED
                                              ALPHA FUND(1)                 FUND                 VOLATILITY FUND
--------------------------------------------------------------------------------------------------------------------
                                           10/1/07      10/1/06      10/1/07      10/1/06      10/1/07      10/1/06
                                        to 3/31/08   to 9/30/07   to 3/31/08   to 9/30/07   to 3/31/08   to 9/30/07
--------------------------------------------------------------------------------------------------------------------
Class A:
      Shares Issued                          3,379       13,754        2,599        7,597       11,293       28,238
      Shares Issued in Lieu of
         Dividends & Distributions             121           66          837          300        1,926        1,043
      Shares Redeemed                       (1,618)        (881)      (2,117)      (4,069)     (14,097)     (10,963)
--------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                1,882       12,939        1,319        3,828         (878)      18,318
--------------------------------------------------------------------------------------------------------------------
Class I:
      Shares Issued                              3           --            9           --           --           --
      Shares Issued in Lieu of
         Dividends & Distributions              --           --            1           --           --           --
      Shares Redeemed                           --           --           (7)          --           --           --
--------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                    3           --            3           --           --           --
--------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Capital
      Share Transactions                     1,885       12,939        1,322        3,828         (878)      18,318
--------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                                                      TAX-MANAGED
                                             GLOBAL MANAGED             MANAGED
                                            VOLATILITY FUND       VOLATILITY FUND(2)
------------------------------------------------------------------------------------
                                           10/1/07      10/1/06          12/20/07
                                        to 3/31/08   to 9/30/07        to 3/31/08
------------------------------------------------------------------------------------
Class A:
      Shares Issued                          6,401       20,365             7,569
      Shares Issued in Lieu of
         Dividends & Distributions             736          204                16
      Shares Redeemed                       (7,210)      (5,154)             (576)
------------------------------------------------------------------------------------
   Total Class A Transactions                  (73)      15,415             7,009
------------------------------------------------------------------------------------
Class I:
      Shares Issued                              1           --                --
      Shares Issued in Lieu of
         Dividends & Distributions              --           --                --
      Shares Redeemed                           --           --                --
------------------------------------------------------------------------------------
   Total Class I Transactions                    1           --                --
------------------------------------------------------------------------------------
   Net Increase (Decrease) in Capital
      Share Transactions                       (72)      15,415             7,009
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                                              REAL ESTATE                ENHANCED
                                                 FUND                  INCOME FUND
------------------------------------------------------------------------------------------
                                           10/1/07      10/1/06      10/1/07      10/1/06
                                        to 3/31/08   to 9/30/07   to 3/31/08   to 9/30/07
------------------------------------------------------------------------------------------
Class A:
      Shares Issued                          6,654       10,713       14,259       60,371
      Shares Issued in Lieu of
         Dividends & Distributions           1,286          720        2,410        2,090
      Shares Redeemed                       (4,781)      (8,428)     (35,878)     (23,206)
------------------------------------------------------------------------------------------
   Total Class A Transactions                3,159        3,005      (19,209)      39,255
------------------------------------------------------------------------------------------
   Class I:
      Shares Issued                              1           --           --            1
      Shares Issued in Lieu of
         Dividends & Distributions              --           --           --           --
      Shares Redeemed                           --           --           --           --
------------------------------------------------------------------------------------------
   Total Class I Transactions                    1           --           --            1
------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Capital
      Share Transactions                     3,160        3,005      (19,209)      39,256
------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                                               CORE FIXED                HIGH YIELD
                                              INCOME FUND                BOND FUND
-------------------------------------------------------------------------------------------
                                           10/1/07      10/1/06      10/1/07      10/1/06
                                        to 3/31/08   to 9/30/07   to 3/31/08   to 9/30/07
-------------------------------------------------------------------------------------------
Class A:
      Shares Issued                         51,802      115,881       41,762        59,539
      Shares Issued in Lieu of
         Dividends & Distributions          10,533       19,804        8,016        10,186
      Shares Redeemed                      (81,693)    (101,625)     (38,660)      (46,105)
-------------------------------------------------------------------------------------------
   Total Class A Transactions              (19,358)      34,060       11,118        23,620
-------------------------------------------------------------------------------------------
   Class I:
      Shares Issued                            360          669            5            --
      Shares Issued in Lieu of
         Dividends & Distributions              23           62           --            --
      Shares Redeemed                         (879)        (830)          --            --
-------------------------------------------------------------------------------------------
   Total Class I Transactions                 (496)         (99)           5            --
-------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Capital
      Share Transactions                   (19,854)      33,961       11,123        23,620
-------------------------------------------------------------------------------------------

(1) The Small/Mid Cap Diversified Alpha Fund commenced operations on December 20, 2006.

(2) The Tax-Managed Managed Volatility Fund commenced operations on December 20, 2007.

Amounts designated as "--" are $0 or have been rounded to $0.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments and futures, during the six month period ended March 31, 2008, were as follows:

-----------------------------------------------------------------------------
                                  U.S. Gov't           Other           Total
                               ($ Thousands)   ($ Thousands)   ($ Thousands)
-----------------------------------------------------------------------------
LARGE CAP VALUE FUND
Purchases ..................   $          --    $    717,019   $     717,019
Sales ......................              --         867,147         867,147
LARGE CAP GROWTH FUND
Purchases ..................              --       1,067,968       1,067,968
Sales ......................              --       1,290,049       1,290,049
TAX-MANAGED LARGE CAP FUND
Purchases ..................              --         632,791         632,791
Sales ......................              --         613,153         613,153

-----------------------------------------------------------------------------
                                  U.S. Gov't           Other           Total
                               ($ Thousands)   ($ Thousands)   ($ Thousands)
-----------------------------------------------------------------------------
LARGE CAP DIVERSIFIED
   ALPHA FUND
Purchases ..................   $     383,613   $     297,036   $     680,649
Sales ......................         367,025         269,988         637,013
S&P 500 INDEX FUND
Purchases ..................              --          98,126          98,126
Sales ......................              --         160,505         160,505
SMALL CAP VALUE FUND
Purchases ..................              --         419,498         419,498
Sales ......................              --         460,478         460,478
SMALL CAP GROWTH FUND
Purchases ..................              --         565,095         565,095
Sales ......................              --         680,097         680,097


--------------------------------------------------------------------------------
204        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                U.S. Gov't             Other             Total
                              ($ Thousands)     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
TAX-MANAGED
   SMALL CAP FUND
Purchases ................     $         --       $   153,148     $     153,148
Sales ....................               --           144,601           144,601
SMALL/MID CAP
   DIVERSIFIED
   ALPHA FUND
Purchases ................           75,192            45,320           120,512
Sales ....................           79,589            34,928           114,517
MID-CAP FUND
Purchases ................               --           112,320           112,320
Sales ....................               --           104,661           104,661
U.S. MANAGED
   VOLATILITY FUND
Purchases ................               --           210,932           210,932
Sales ....................               --           239,267           239,267
GLOBAL MANAGED
   VOLATILITY FUND
Purchases ................               --           145,695           145,695
Sales ....................               --           159,734           159,734

--------------------------------------------------------------------------------
                                 U.S. Gov't            Other              Total
                              ($ Thousands)     ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
TAX-MANAGED MANAGED
   VOLATILITY+
Purchases ................     $         --       $    77,307     $      77,307
Sales ....................               --            14,008            14,008
REAL ESTATE FUND
Purchases ................               --            92,023            92,023
Sales ....................               --            60,528            60,528
ENHANCED INCOME FUND
Purchases ................            7,773             8,339            16,112
Sales ....................           30,824            91,071           121,895
CORE FIXED INCOME FUND
Purchases ................        6,668,604           618,485         7,287,089
Sales ....................        7,129,415           603,337         7,732,752
HIGH YIELD BOND FUND
Purchases ................               --           414,930           414,930
Sales ....................               --           307,908           307,908

+     For the period December 20, 2007 through March 31, 2008.

6. FEDERAL TAX INFORMATION

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of The Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the years or period ended September 30, 2007 and September 30, 2006 (unless otherwise indicated) was as follows:

----------------------------------------------------------------------------------------------------------------------------------
                                                     Ordinary Income   Long-term Capital Gain   Return of Capital           Total
                                                       ($ Thousands)            ($ Thousands)       ($ Thousands)   ($ Thousands)
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Value Fund                      2007           $    89,084               $  321,001            $     --      $  410,085
                                          2006               109,345                  203,925                  --         313,270
Large Cap Growth Fund                     2007                 7,665                       --                  --           7,665
                                          2006                 6,263                       --                  --           6,263
Tax-Managed Large Cap Fund                2007                25,221                       --                  --          25,221
                                          2006                19,664                       --                  --          19,664
Large Cap Diversified Alpha Fund          2007                15,521                    7,983                  --          23,504
                                          2006                 5,836                       --                  --           5,836
S&P 500 Index Fund                        2007(1)              6,937                       --                  --           6,937
                                          2007(2)             33,765                   26,542                  --          60,307
                                          2006(2)             33,739                   68,539                  --         102,278
Small Cap Value Fund                      2007                28,891                   92,533                  --         121,424
                                          2006                38,571                   77,086                  --         115,657
Tax-Managed Small Cap Fund                2007                 4,745                   19,830                  --          24,575
                                          2006                 4,108                   10,936                  --          15,044
Small/Mid Cap Diversified Alpha Fund      2007                   699                       --                  --             699
Mid-Cap Fund                              2007                 1,396                    6,038                  --           7,434
                                          2006                 4,046                    3,186                  --           7,232

(1) For the six months ended September 30, 2007. The Fund's fiscal year end changed from March 31 to September 30.

(2)   For the year ended March 31.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        205

March 31, 2008

-------------------------------------------------------------------------------------------------------------------------------
                                                  Ordinary Income   Long-term Capital Gain   Return of Capital           Total
                                                    ($ Thousands)            ($ Thousands)       ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------------------------------------------------------
U.S. Managed Volatility Fund               2007        $    9,194                $   4,209            $     --      $   13,403
                                           2006             4,098                      102                  --           4,200
Global Managed Volatility Fund             2007             2,197                       45                  --           2,242
Real Estate Fund                           2007             6,013                    8,207                 159          14,379
                                           2006             4,354                    1,919                  --           6,273
Enhanced Income Fund                       2007            21,572                       --                  --          21,572
Core Fixed Income Fund                     2007           215,422                       --                  --         215,422
                                           2006           194,350                   13,007                  --         207,357
High Yield Bond Fund                       2007            93,629                       --                  --          93,629
                                           2006            89,029                       --                  --          89,029

As of September 30, 2007, the components of Distributable Earnings/(Accumulated Losses) were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                               Total
                                                                                     Post                              Distributable
                    Undistributed Undistributed       Capital          Post       October     Unrealized         Other     Earnings/
                         Ordinary     Long-Term          Loss       October        Losses   Appreciation     Temporary  (Accumulated
                           Income  Capital Gain Carryforwards        Losses      Currency (Depreciation)   Differences       Losses)
                    ($ Thousands) ($ Thousands) ($ Thousands) ($ Thousands) ($ Thousands)  ($ Thousands) ($ Thousands) ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value
   Fund               $    42,493   $   267,676   $        --    $       --    $       --   $    781,060    $       --  $ 1,091,229
Large Cap Growth
   Fund                     2,336            --    (1,081,365)           --            --        751,627            --     (327,402)
Tax-Managed Large
   Cap Fund                 6,746            --      (289,958)           --            --        719,410            --      436,198
Large Cap
   Diversified
   Alpha Fund              36,616        30,983            --            --            (1)       126,083             4      193,685
S&P 500 Index
   Fund                     8,449        76,392            --            --            --        938,497            --    1,023,338
Small Cap Value
   Fund                    30,689       100,430            --            --            (4)       112,590            --      243,705
Small Cap Growth
   Fund                    12,705        59,544            --            --            --        107,954          (277)     179,926
Tax-Managed Small
   Cap Fund                 3,026        18,159            --            --            --         67,998            --       89,183
Small/Mid Cap
   Diversified
   Alpha Fund                  77            --          (649)           --            (4)          (134)           --         (710)
Mid-Cap Fund                6,433        10,548            --            --            --          7,000            --       23,981
U.S. Managed
   Volatility Fund         11,839         7,176            --            --            --         46,957            --       65,972
Global Managed
   Volatility
   Fund                     7,304             4            --            --        (7,329)        12,025           502       12,506
Real Estate Fund*           2,519         7,949            --            --            --         31,561            --       42,029
Enhanced Income
   Fund                     7,703            --          (526)       (2,919)           --        (18,416)        2,136      (12,022)
Core Fixed Income
   Fund                    14,440            --       (59,119)           --          (901)       (22,502)      (19,809)     (87,891)
High Yield Bond
   Fund                    17,367            --      (155,388)       (2,555)           --        (35,203)      (16,742)    (192,521)

* Information reflects Fund activity based on Fund's December 31, 2006 tax reporting year.

Post October losses represent losses realized on investment transactions from November 1, 2006 through September 30, 2007 that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Total Capital
                                            Expires         Expires         Expires         Expires         Expires            Loss
                                               2015            2014            2012            2011            2010   Carryforwards
                                      ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth Fund                   $        --     $        --     $     7,113     $   625,971     $   448,281     $ 1,081,365
Small/Mid Cap Diversified
   Alpha Fund                                   649              --              --              --              --             649
Tax-Managed Large Cap Fund                       --              --          16,066         203,461          70,431         289,958
Enhanced Income Fund                            526              --              --              --              --             526
Core Fixed Income Fund                       40,684          18,435              --              --              --          59,119
High Yield Bond Fund                         21,474           8,149              --          57,113          68,652         155,388

During the year ended September 30, 2007, the Large Cap Growth, Tax-Managed Large Cap and Small Cap Growth Funds utilized $202,062,461, $136,812,157 and $36,498,015, respectively, of capital loss carryforward to offset capital gains.


--------------------------------------------------------------------------------
206        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

For Federal income tax purposes, the cost of securities owned at March 31, 2008, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at March 31, 2008, were as follows:

--------------------------------------------------------------------------------------------------
                                                                                    Net Unrealized
                                            Federal    Appreciated    Depreciated   Appreciation/
                                           Tax Cost     Securities     Securities   (Depreciation)
                                      ($ Thousands)  ($ Thousands)   ($ Thousands)   ($ Thousands)
---------------------------------------------------------------------------------------------------
Large Cap Value Fund                   $  3,216,867   $    486,483   $   (306,124)  $      180,359
Large Cap Growth Fund                     3,142,387        506,304       (143,242)         363,062
Tax-Managed Large Cap Fund                2,569,197        488,478       (137,652)         350,826
Large Cap Diversified Alpha Fund          1,814,465        147,336       (204,662)         (57,326)
S&P 500 Index Fund                          956,817        770,633        (81,620)         689,013
Small Cap Value Fund                      1,289,225        105,339       (113,631)          (8,292)
Small Cap Growth Fund                     1,196,674         65,169       (133,374)         (68,205)
Tax-Managed Small Cap Fund                  461,576         49,163        (41,087)           8,076
Small/Mid Cap Diversified Alpha Fund        150,636          5,624        (16,877)         (11,253)
Mid-Cap Fund                                197,046          9,182        (19,098)          (9,916)
U.S. Managed Volatility Fund                509,927         25,438        (41,706)         (16,268)
Global Managed Volatility Fund              231,287         14,070        (15,733)          (1,663)
Tax-Managed Managed Volatility Fund          67,231          1,058         (3,896)          (2,838)
Real Estate                                 353,085         18,610        (12,322)           6,288
Enhanced Income Fund                        421,106          1,029        (54,138)         (53,109)
Core Fixed Income Fund                    5,522,781         92,643       (180,392)         (87,749)
High Yield Bond Fund                      1,483,570          5,489       (141,954)        (136,465)

7. SECURITIES LENDING

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include repurchase agreements, which are collateralized by United States Treasury and Government Agency securities, and high-quality, short-term instruments, such as floating rate corporate obligations, commercial paper, and private placements with an average weighted maturity not to exceed 60 days and a maturity not to exceed 397 days.

8. CONCENTRATIONS/RISKS

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Funds to the counterparty to the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

The market values of the Core Fixed Income and High Yield Bond Funds' investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        207

Notes to Financial Statements (Unaudited) (Concluded)
March 31, 2008

9. IN-KIND TRANSFER OF SECURITIES

During the year ended September 30, 2007, the Small Cap Value and Small Cap Growth Funds redeemed shares of beneficial interest in exchange for securities. The securities were transferred at their current value on the date of transaction.

--------------------------------------------------------------------------------
                             Transaction      Shares                       Gain
                                    Date    Redeemed         Value        (Loss)
--------------------------------------------------------------------------------
Small Cap
   Value Fund                   10/31/06   2,111,117   $47,246,783   $2,167,503
Small Cap
   Growth Fund                  10/31/06   3,291,723    64,649,433   (4,305,289)

During the year ended March 31, 2007, the S&P 500 Index Fund redeemed shares of beneficial interest in exchange for securities. The securities were transferred at their current value on the date of transaction.

--------------------------------------------------------------------------------
    Transaction Date    Shares Redeemed          Value          Gain
--------------------------------------------------------------------------------
            10/31/06          1,159,503    $47,458,439    $4,367,598

10. NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund asset calculations as late as the fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Funds, with the exception of the Tax-Managed Managed Volatility Fund, will incorporate FIN 48 in their semi-annual report of March 31, 2008. As of March 31, 2008, management does not anticipate a material impact to the financial statements. The Tax-Managed Managed Volatility Fund adopted FIN 48 upon inception and management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements. However, management's conclusions regarding FIN 48 could change in the future to the extent there are changes in tax laws and/or additional guidance from the IRS regarding interpretations of existing laws.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2008, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No.161 requires enhanced disclosures about the Funds' derivative and hedging activities, including how such activities are accounted for and their effect on the Funds' financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Funds' financial statements and related disclosures.

11. OTHER MATTERS

Due to volatility in the fixed income and equity markets, the market value of some of the Fund's holdings may currently be lower than shown in the Schedules of Investments ("SOI"). The values shown in the SOI's were the market values as of March 31, 2008 and do not reflect any market events after March 31, 2008.


--------------------------------------------------------------------------------
208        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        209

                                  BEGINNING     ENDING                  EXPENSE
                                   ACCOUNT      ACCOUNT    ANNUALIZED     PAID
                                    VALUE        VALUE       EXPENSE     DURING
                                   10/1/07      3/31/08      RATIOS     PERIOD*
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                   $ 1,000.00   $   842.50      0.87%     $ 4.01
Class I Shares                     1,000.00       841.10      1.11        5.11
HYPOTHETICAL 5% RETURN
Class A Shares                   $ 1,000.00   $ 1,020.65      0.87%     $ 4.39
Class I Shares                     1,000.00     1,019.45      1.11        5.60
--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                   $ 1,000.00   $   889.10      0.87%     $ 4.11
Class I Shares                     1,000.00       888.20      1.11        5.24
HYPOTHETICAL 5% RETURN
Class A Shares                   $ 1,000.00   $ 1,020.65      0.87%     $ 4.39
Class I Shares                     1,000.00     1,019.45      1.11        5.60
--------------------------------------------------------------------------------
TAX-MANAGED LARGE CAP FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                   $ 1,000.00   $   869.00      0.87%     $ 4.07
Class Y Shares                     1,000.00       870.10      0.56        2.62
HYPOTHETICAL 5% RETURN
Class A Shares                   $ 1,000.00   $ 1,020.65      0.87%     $ 4.39
Class Y Shares                     1,000.00     1,022.20      0.56        2.83
--------------------------------------------------------------------------------
LARGE CAP DIVERSIFIED ALPHA FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                   $ 1,000.00   $   851.30      1.07%     $ 4.95
Class I Shares                     1,000.00       849.70      1.32        6.10
HYPOTHETICAL 5% RETURN
Class A Shares                   $ 1,000.00   $ 1,019.65      1.07%     $ 5.40
Class I Shares                     1,000.00     1,018.40      1.32        6.66
--------------------------------------------------------------------------------
S&P 500 INDEX FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                   $ 1,000.00   $   874.30      0.40%     $ 1.87
Class E Shares                     1,000.00       875.00      0.25        1.17
Class I Shares                     1,000.00       873.30      0.65        3.04
HYPOTHETICAL 5% RETURN
Class A Shares                   $ 1,000.00   $ 1,023.00      0.40%     $ 2.02
Class E Shares                     1,000.00     1,023.75      0.25        1.26
Class I Shares                     1,000.00     1,021.75      0.65        3.29
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                   $ 1,000.00   $   866.80      1.12%     $ 5.23
Class I Shares                     1,000.00       865.10      1.36        6.34
HYPOTHETICAL 5% RETURN
Class A Shares                   $ 1,000.00   $ 1,019.40      1.12%     $ 5.65
Class I Shares                     1,000.00     1,018.20      1.36        6.86
--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                   $ 1,000.00   $   791.60      1.11%     $ 4.97
Class I Shares                     1,000.00       790.60      1.36        6.09
HYPOTHETICAL 5% RETURN
Class A Shares                   $ 1,000.00   $ 1,019.45      1.11%     $ 5.60
Class I Shares                     1,000.00     1,018.20      1.36        6.86
--------------------------------------------------------------------------------
TAX-MANAGED SMALL CAP FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                   $ 1,000.00   $   834.10      1.11%     $ 5.09
HYPOTHETICAL 5% RETURN
Class A Shares                   $ 1,000.00   $ 1,019.45      1.11%     $ 5.60
--------------------------------------------------------------------------------
SMALL/MID CAP DIVERSIFIED ALPHA FUND+
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                   $ 1,000.00   $   807.90      1.28%     $ 5.79
Class I Shares                     1,000.00       793.40      1.55        6.95
HYPOTHETICAL 5% RETURN
Class A Shares                   $ 1,000.00   $ 1,018.60      1.28%     $ 6.46
Class I Shares                     1,000.00     1,017.25      1.55        7.82
--------------------------------------------------------------------------------
MID-CAP FUND+
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                   $ 1,000.00   $   863.70      1.01%     $ 4.71
Class I Shares                     1,000.00       849.00      1.26        5.82
HYPOTHETICAL 5% RETURN
Class A Shares                   $ 1,000.00   $ 1,019.95      1.01%     $ 5.10
Class I Shares                     1,000.00     1,018.70      1.26        6.36

                                  BEGINNING      ENDING                 EXPENSE
                                   ACCOUNT      ACCOUNT    ANNUALIZED    PAID
                                    VALUE        VALUE       EXPENSE    DURING
                                   10/1/07      3/31/08      RATIOS     PERIOD*
--------------------------------------------------------------------------------
U.S. MANAGED VOLATILITY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                   $ 1,000.00   $   899.00      1.00%     $ 4.75
Class I Shares                     1,000.00       898.20      1.36        6.45
HYPOTHETICAL 5% RETURN
Class A Shares                   $ 1,000.00   $ 1,020.00      1.00%     $ 5.05
Class I Shares                     1,000.00     1,018.20      1.36        6.86
--------------------------------------------------------------------------------
GLOBAL MANAGED VOLATILITY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                   $ 1,000.00   $   871.80      1.11%     $ 5.19
Class I Shares                     1,000.00       870.10      1.36        6.36
HYPOTHETICAL 5% RETURN
Class A Shares                   $ 1,000.00   $ 1,019.45      1.11%     $ 5.60
Class I Shares                     1,000.00     1,018.20      1.36        6.86
--------------------------------------------------------------------------------
REAL ESTATE FUND+
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                   $ 1,000.00   $   893.50      1.12%     $ 5.30
Class I Shares                     1,000.00       875.90      1.36        6.38
HYPOTHETICAL 5% RETURN
Class A Shares                   $ 1,000.00   $ 1,019.40      1.12%     $ 5.65
Class I Shares                     1,000.00     1,018.20      1.36        6.86
--------------------------------------------------------------------------------
ENHANCED INCOME FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                   $ 1,000.00   $   918.60      0.60%     $ 2.88
Class I Shares                     1,000.00       918.30      0.85        4.08
HYPOTHETICAL 5% RETURN
Class A Shares                   $ 1,000.00   $ 1,022.00      0.60%     $ 3.03
Class I Shares                     1,000.00     1,020.75      0.85        4.29
--------------------------------------------------------------------------------
CORE FIXED INCOME FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                   $ 1,000.00   $ 1,014.50      0.65%     $ 3.27
Class I Shares                     1,000.00     1,013.20      0.89        4.48
HYPOTHETICAL 5% RETURN
Class A Shares                   $ 1,000.00   $ 1,021.75      0.65%     $ 3.29
Class I Shares                     1,000.00     1,020.55      0.89        4.50
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND+
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                   $ 1,000.00   $   941.60      0.87%     $ 4.22
Class I Shares                     1,000.00       940.30      1.11        5.38
HYPOTHETICAL 5% RETURN
Class A Shares                   $ 1,000.00   $ 1,020.65      0.87%     $ 4.39
Class I Shares                     1,000.00     1,019.45      1.11        5.60

+ Class I Shares commenced operations on October 1, 2007.
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period shown).

                                  BEGINNING     ENDING                  EXPENSE
                                   ACCOUNT      ACCOUNT    ANNUALIZED     PAID
                                    VALUE        VALUE      EXPENSE      DURING
                                 12/20/07(1)    3/31/07      RATIOS      PERIOD
--------------------------------------------------------------------------------
TAX-MANAGED MANAGED VOLATILITY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                   $ 1,000.00   $   925.10      1.00%     $ 2.68*
HYPOTHETICAL 5% RETURN
Class A Shares                   $ 1,000.00   $ 1,020.00      1.00%     $ 5.05**

(1) Date of inception.

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 102/366 (to reflect the period since inception).
** Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period shown).

--------------------------------------------------------------------------------
210        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

Board of Trustees Considerations in Approving the
Advisory and Sub-Advisory Agreements (Unaudited)

SEI Institutional Managed Trust (the "Trust") and SEI Investments Management Corporation ("SIMC") have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the "Funds") and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Trust's Board of Trustees (the "Board"), the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers also are responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers' skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, the Funds' Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Funds' Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a mutual fund's fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust's Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC's and the Sub-Advisers' affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust's Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (a) the quality of SIMC's and the Sub-Advisers' investment management and other services; (b) SIMC's and the Sub-Advisers' investment management personnel; (c) SIMC's and the Sub-Advisers' operations and financial condition; (d) SIMC's and the Sub-Advisers' brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and the Sub-Advisers charge the Funds compared with the fees each charge to comparable mutual funds; (f) the Funds' overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC's and the Sub-Advisers' profitability from their Fund-related operations; (h) SIMC's and the Sub-Advisers' compliance systems; (i) SIMC's and the Sub-Advisers' policies on and compliance procedures for personal securities transactions; (j) SIMC's and the Sub-Advisers' reputation, expertise and resources in domestic and/or international financial markets; and (k) the Funds' performance compared with similar mutual funds.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        211

Board of Trustees Considerations in Approving the
Advisory and Sub-Advisory Agreements (Unaudited) (Concluded)

At the December 5-6, 2007 and March 12-13, 2008 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. The Board's approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

o the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

o the Funds' investment performance and how it compared to that of other comparable mutual funds;

o the Funds' expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

o the profitability of SIMC and the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

o the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC's and the Sub-Advisers' personnel, experience, track record and compliance program. The Trustees found the level of SIMC's professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

FUND PERFORMANCE. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered the Funds' performance relative to their peer groups and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. The Trustees found Fund performance satisfactory, and where performance was below the benchmark, the Trustees were satisfied that appropriate steps were being taken. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

FUND EXPENSES. With respect to the Funds' expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds' net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Funds' respective peer groups. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. Finally, the Trustees considered the effects of SIMC's voluntary waiver of management and other fees and the Sub-Advisers' fees to prevent total Fund expenses from exceeding a specified cap and that SIMC and the Sub-Advisers, through waivers, have maintained the Funds' net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.


--------------------------------------------------------------------------------
212        SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008

PROFITABILITY. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Adviser and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. The Trustees found that profitability was reasonable and that the margin was not increasing despite growth in assets. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC, and not by the Funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Advisers are reasonable and supported renewal of the Investment Advisory Agreements.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds' shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.


--------------------------------------------------------------------------------
SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2008        213

Notes

Notes

Notes

SEI INSTITUTIONAL MANAGED TRUST SEMI-ANNUAL REPORT MARCH 31, 2008

Robert A. Nesher, CHAIRMAN

TRUSTEES

William M. Doran

James M. Storey

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

OFFICERS

Robert A. Nesher
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Stephen F. Panner
CONTROLLER AND CHIEF FINANCIAL OFFICER

Russell Emery
CHIEF COMPLIANCE OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Sofia A. Rosala
VICE PRESIDENT, ASSISTANT SECRETARY

James Ndiaye
VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang
VICE PRESIDENT, ASSISTANT SECRETARY

Aaron Buser
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Andrew S. Decker
ANTI-MONEY LAUNDERING COMPLIANCE OFFICER

INVESTMENT ADVISER

SEI Investments Management Corporation

ADMINISTRATOR

SEI Investments Global Funds Services

DISTRIBUTOR

SEI Investments Distribution Co.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL

1 800 DIAL SEI

(1 800 342 5734)

[LOGO]
  SEI  New ways.
       New answers.(R)

SEI Investments Distribution Co.
Oaks, PA 19456  1.800.DIAL.SEI (1.800.342.5734)

SEI-F-092 (3/08)

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Trust's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18, 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            SEI Institutional Managed Trust


By (Signature and Title)*               /s/ Robert A Nesher
                                        -------------------
                                        Robert A. Nesher, President & CEO

Date:  May 29, 2008






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Robert A Nesher
                                        -------------------
                                        Robert A. Nesher, President & CEO

Date:  May 29, 2008


By (Signature and Title)*               /s/ Stephen F Panner
                                        --------------------
                                        Stephen F. Panner, Controller & CFO

Date:  May 29, 2008
* Print the name and title of each signing officer under his or her signature.